UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Bond Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs Income Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short-Term Conservative Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Emerging Markets Credit Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund, and Goldman Sachs Short Duration High Yield Fund is filed herewith.

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Fund

GSHAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Goldman Sachs High Yield Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W653-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Fund

GSHCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Goldman Sachs High Yield Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38142B179-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Fund

GGMPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Goldman Sachs High Yield Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38150B657-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Fund

GSHRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Goldman Sachs High Yield Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38145N287-SAR-0925

Class R

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Fund

GSHUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Goldman Sachs High Yield Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38148U874-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Fund

GSHIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Goldman Sachs High Yield Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W679-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Fund

GSHTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Goldman Sachs High Yield Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38145N279-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Fund

GSHSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Goldman Sachs High Yield Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W661-SAR-0925

Service Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration High Yield Fund

GSAUX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Goldman Sachs Short Duration High Yield Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L273-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration High Yield Fund

GSAVX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$87	1.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Goldman Sachs Short Duration High Yield Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L265-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration High Yield Fund

GMUPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Goldman Sachs Short Duration High Yield Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38150B491-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration High Yield Fund

GSSAX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Goldman Sachs Short Duration High Yield Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L141-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration High Yield Fund

GSAWX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Goldman Sachs Short Duration High Yield Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L257-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration High Yield Fund

GSAYX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Goldman Sachs Short Duration High Yield Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L240-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short-Term Conservative Income Fund

GPAPX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	36.6%
Short-Term Investments	15.3%
Automotive	14.4%
Insurance	5.8%
U.S. Treasury Obligations	5.6%
Diversified Financial Services	4.2%
Telecommunication Services	1.3%
Electrical	1.2%
Pipelines	0.8%
Other	13.9%

Key Fund Statistics

Total Net Assets as of Period End	$2,247,536,610
# of Portfolio Holdings as of Period End	254
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$2,124,938

Goldman Sachs Short-Term Conservative Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38148U288-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short-Term Conservative Income Fund

GMBPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	36.6%
Short-Term Investments	15.3%
Automotive	14.4%
Insurance	5.8%
U.S. Treasury Obligations	5.6%
Diversified Financial Services	4.2%
Telecommunication Services	1.3%
Electrical	1.2%
Pipelines	0.8%
Other	13.9%

Key Fund Statistics

Total Net Assets as of Period End	$2,247,536,610
# of Portfolio Holdings as of Period End	254
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$2,124,938

Goldman Sachs Short-Term Conservative Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38150B376-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short-Term Conservative Income Fund

GPPSX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	36.6%
Short-Term Investments	15.3%
Automotive	14.4%
Insurance	5.8%
U.S. Treasury Obligations	5.6%
Diversified Financial Services	4.2%
Telecommunication Services	1.3%
Electrical	1.2%
Pipelines	0.8%
Other	13.9%

Key Fund Statistics

Total Net Assets as of Period End	$2,247,536,610
# of Portfolio Holdings as of Period End	254
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$2,124,938

Goldman Sachs Short-Term Conservative Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38145L133-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short-Term Conservative Income Fund

GPPIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	36.6%
Short-Term Investments	15.3%
Automotive	14.4%
Insurance	5.8%
U.S. Treasury Obligations	5.6%
Diversified Financial Services	4.2%
Telecommunication Services	1.3%
Electrical	1.2%
Pipelines	0.8%
Other	13.9%

Key Fund Statistics

Total Net Assets as of Period End	$2,247,536,610
# of Portfolio Holdings as of Period End	254
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$2,124,938

Goldman Sachs Short-Term Conservative Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38147X705-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short-Term Conservative Income Fund

GPPOX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	36.6%
Short-Term Investments	15.3%
Automotive	14.4%
Insurance	5.8%
U.S. Treasury Obligations	5.6%
Diversified Financial Services	4.2%
Telecommunication Services	1.3%
Electrical	1.2%
Pipelines	0.8%
Other	13.9%

Key Fund Statistics

Total Net Assets as of Period End	$2,247,536,610
# of Portfolio Holdings as of Period End	254
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$2,124,938

Goldman Sachs Short-Term Conservative Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38147X218-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Bond Fund

GSFAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Goldman Sachs Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H449-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Bond Fund

GSFCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$79	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Goldman Sachs Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H423-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Bond Fund

GMVPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Goldman Sachs Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38150B509-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Bond Fund

GSNRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Goldman Sachs Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38145N311-SAR-0925

Class R

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Bond Fund

GSFUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Goldman Sachs Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38147X556-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Bond Fund

GSNIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Goldman Sachs Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H415-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Bond Fund

GSNTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Goldman Sachs Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38145N295-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Bond Fund

GSNSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Goldman Sachs Bond Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H399-SAR-0925

Service Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Core Fixed Income Fund

GCFIX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Goldman Sachs Core Fixed Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38142B419-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Core Fixed Income Fund

GCFCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$74	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Goldman Sachs Core Fixed Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38142B229-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Core Fixed Income Fund

GAKPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Goldman Sachs Core Fixed Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38150B889-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Core Fixed Income Fund

GDFRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Goldman Sachs Core Fixed Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38145N337-SAR-0925

Class R

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Core Fixed Income Fund

GCFUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Goldman Sachs Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38147X333-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Core Fixed Income Fund

GSFIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Goldman Sachs Core Fixed Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38141W810-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Core Fixed Income Fund

GDFTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Goldman Sachs Core Fixed Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38145N329-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Core Fixed Income Fund

GSCSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Goldman Sachs Core Fixed Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38141W786-SAR-0925

Service Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Debt Fund

GSDAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Goldman Sachs Emerging Markets Debt Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H803-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Debt Fund

GSCDX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$98	1.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Goldman Sachs Emerging Markets Debt Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H456-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Debt Fund

GAIPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Goldman Sachs Emerging Markets Debt Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38150B863-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Debt Fund

GSIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Goldman Sachs Emerging Markets Debt Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38148U882-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Debt Fund

GSDIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Goldman Sachs Emerging Markets Debt Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H886-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Debt Fund

GSIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Goldman Sachs Emerging Markets Debt Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38144N171-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Enhanced Income Fund

GEADX: Administration Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Goldman Sachs Enhanced Income Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y526-SAR-0925

Administration Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Enhanced Income Fund

GEIAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Goldman Sachs Enhanced Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y534-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Enhanced Income Fund

GAEPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Goldman Sachs Enhanced Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38150B822-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Enhanced Income Fund

GEIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Goldman Sachs Enhanced Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38147X622-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Enhanced Income Fund

GEIIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Goldman Sachs Enhanced Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y518-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Enhanced Income Fund

GHIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Goldman Sachs Enhanced Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38145L877-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Enhanced Income Fund

GESVX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Goldman Sachs Enhanced Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38150C457-SAR-0925

Service Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Global Core Fixed Income Fund

GSGIX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Goldman Sachs Global Core Fixed Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W109-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Global Core Fixed Income Fund

GSLCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$83	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Goldman Sachs Global Core Fixed Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38142B187-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Global Core Fixed Income Fund

GGXPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Goldman Sachs Global Core Fixed Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38150B764-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Global Core Fixed Income Fund

GBIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Goldman Sachs Global Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38147X549-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Global Core Fixed Income Fund

GSGLX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Goldman Sachs Global Core Fixed Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W737-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Global Core Fixed Income Fund

GBIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Goldman Sachs Global Core Fixed Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38144N155-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Global Core Fixed Income Fund

GGISX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Goldman Sachs Global Core Fixed Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W729-SAR-0925

Service Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Government Income Fund

GSGOX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Goldman Sachs Government Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38141W604-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Government Income Fund

GSOCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$79	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Goldman Sachs Government Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38142B211-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Government Income Fund

GGTPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Goldman Sachs Government Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38150B723-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Government Income Fund

GSORX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$54	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Goldman Sachs Government Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38145N352-SAR-0925

Class R

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Government Income Fund

GSOUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Goldman Sachs Government Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38147X572-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Government Income Fund

GSOIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Goldman Sachs Government Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38142V761-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Government Income Fund

GSOTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Goldman Sachs Government Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38145N345-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Government Income Fund

GSOSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Goldman Sachs Government Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38142V753-SAR-0925

Service Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Floating Rate Fund

GFRAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Goldman Sachs High Yield Floating Rate Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C471-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Floating Rate Fund

GFRCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$87	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Goldman Sachs High Yield Floating Rate Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C463-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Floating Rate Fund

GGNPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Goldman Sachs High Yield Floating Rate Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38150B665-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Floating Rate Fund

GFRRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Goldman Sachs High Yield Floating Rate Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C430-SAR-0925

Class R

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Floating Rate Fund

GFRSX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Goldman Sachs High Yield Floating Rate Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145L166-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Floating Rate Fund

GSFRX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Goldman Sachs High Yield Floating Rate Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C455-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Floating Rate Fund

GFRIX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Goldman Sachs High Yield Floating Rate Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C448-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Income Fund

GSCHX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Goldman Sachs Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C754-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Income Fund

GSCJX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$84	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Goldman Sachs Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C747-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Income Fund

GSCUX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Goldman Sachs Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C689-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Income Fund

GSCRX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Goldman Sachs Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C697-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Income Fund

GSNCX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Goldman Sachs Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C739-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Income Fund

GSCMX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Goldman Sachs Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C721-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Inflation Protected Securities Fund

GSAPX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Goldman Sachs Inflation Protected Securities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N866-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Inflation Protected Securities Fund

GSCFX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$72	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Goldman Sachs Inflation Protected Securities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N858-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Inflation Protected Securities Fund

GGJPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Goldman Sachs Inflation Protected Securities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38150B624-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Inflation Protected Securities Fund

GSRPX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Goldman Sachs Inflation Protected Securities Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38145N261-SAR-0925

Class R

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Inflation Protected Securities Fund

GSRUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Goldman Sachs Inflation Protected Securities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38147X580-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Inflation Protected Securities Fund

GSIPX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Goldman Sachs Inflation Protected Securities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N841-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Inflation Protected Securities Fund

GSTPX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Goldman Sachs Inflation Protected Securities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38145N253-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Investment Grade Credit Fund

GSGAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Goldman Sachs Investment Grade Credit Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H852-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Investment Grade Credit Fund

GGBPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Goldman Sachs Investment Grade Credit Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38150B558-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Investment Grade Credit Fund

GTIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Goldman Sachs Investment Grade Credit Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38148U866-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Investment Grade Credit Fund

GSGDX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Goldman Sachs Investment Grade Credit Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H845-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Investment Grade Credit Fund

GTIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Goldman Sachs Investment Grade Credit Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38144N189-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Investment Grade Credit Fund

GSCPX: Separate Account Institutional

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Goldman Sachs Investment Grade Credit Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H829-SAR-0925

Separate Account Institutional

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Credit Fund

GAMDX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Goldman Sachs Emerging Markets Credit Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N105-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Credit Fund

GCMDX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Goldman Sachs Emerging Markets Credit Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N204-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Credit Fund

GMWPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Goldman Sachs Emerging Markets Credit Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38150B517-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Credit Fund

GIMSX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Goldman Sachs Emerging Markets Credit Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145L174-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Credit Fund

GIMDX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Goldman Sachs Emerging Markets Credit Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N303-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Emerging Markets Credit Fund

GLIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Goldman Sachs Emerging Markets Credit Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38144N163-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Bond Fund

GDIAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Goldman Sachs Short Duration Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L646-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Bond Fund

GDICX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$58	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Goldman Sachs Short Duration Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L638-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Bond Fund

GMCPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Goldman Sachs Short Duration Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38150B384-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Bond Fund

GIFRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$49	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Goldman Sachs Short Duration Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L596-SAR-0925

Class R

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Bond Fund

GDIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Goldman Sachs Short Duration Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38147X564-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Bond Fund

GDFIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Goldman Sachs Short Duration Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L620-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Bond Fund

GSSRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Goldman Sachs Short Duration Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L612-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Government Fund

GSSDX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Goldman Sachs Short Duration Government Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38142B476-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Government Fund

GSDCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$61	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Goldman Sachs Short Duration Government Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38142B237-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Government Fund

GMDPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Goldman Sachs Short Duration Government Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38150B392-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Government Fund

GSTUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Goldman Sachs Short Duration Government Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38147X598-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Government Fund

GSTGX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Goldman Sachs Short Duration Government Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38141W307-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Government Fund

GTDTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Goldman Sachs Short Duration Government Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38145N360-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Government Fund

GSDSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Goldman Sachs Short Duration Government Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38141W869-SAR-0925

Service Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Bond Fund

GSZAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Goldman Sachs Dynamic Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C661-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Bond Fund

GSZCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Goldman Sachs Dynamic Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C653-SAR-0925

Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Bond Fund

GSOPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Goldman Sachs Dynamic Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38150B277-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Bond Fund

GSZRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$65	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Goldman Sachs Dynamic Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C620-SAR-0925

Class R

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Bond Fund

GSZUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Goldman Sachs Dynamic Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38147X531-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Bond Fund

GSZIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Goldman Sachs Dynamic Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C646-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Bond Fund

GZIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Goldman Sachs Dynamic Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C638-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs U.S. Mortgages Fund

GSUAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Goldman Sachs U.S. Mortgages Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H878-SAR-0925

Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs U.S. Mortgages Fund

GSBPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Goldman Sachs U.S. Mortgages Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38150B160-SAR-0925

Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs U.S. Mortgages Fund

GGIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Goldman Sachs U.S. Mortgages Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38148U858-SAR-0925

Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs U.S. Mortgages Fund

GSUIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Goldman Sachs U.S. Mortgages Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H860-SAR-0925

Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs U.S. Mortgages Fund

GGIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Goldman Sachs U.S. Mortgages Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38144N197-SAR-0925

Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs U.S. Mortgages Fund

GSUPX: Separate Account Institutional

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Goldman Sachs U.S. Mortgages Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H837-SAR-0925

Separate Account Institutional

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements September 30, 2025 Multi Sector Fixed Income Funds Goldman Sachs Bond Fund Goldman Sachs Core Fixed Income Fund Goldman Sachs Dynamic Bond Fund Goldman Sachs Global Core Fixed Income Fund Goldman Sachs Income Fund

Multi Sector Fixed Income Funds

GOLDMAN SACHS BOND FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 56.4%

Collateralized Mortgage Obligations – 5.0%
Interest Only(a) – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
$208,614	1.563	%(b)	03/15/44	$21,424
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
324,952	1.629	(b)	05/25/47	41,103
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
127,631	1.480	(b)	02/25/42	13,270
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
93,149	1.850	(b)(c)	10/20/43	4,994
Government National Mortgage Association REMICS Series 2014-133, Class BS (-1X 1 mo. USD Term SOFR + 5.486%)
87,298	1.350	(b)(c)	09/20/44	7,198
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
286,346	1.950	(b)(c)	09/20/48	35,103
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
67,636	1.800	(b)(c)	01/20/49	7,834
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
60,458	1.800	(b)(c)	01/20/49	7,053
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
74,664	1.350	(b)(c)	11/20/44	7,144
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
120,264	2.000	(b)(c)	09/20/45	15,311
Government National Mortgage Association REMICS Series 2016-27, Class IA
95,094	4.000	(c)	06/20/45	13,250
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
197,743	1.950	(b)(c)	09/20/48	24,007
Government National Mortgage Association REMICS Series 2019-153, Class EI
891,159	4.000	(c)	12/20/49	188,930
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
311,525	2.000	(b)(c)	02/20/40	35,776

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
$96,369	2.000	%(b)(c)	08/20/45	$12,141
Government National Mortgage Association REMICS Series 2013-181, Class SA (-1X 1 mo. USD Term SOFR + 5.986%)
154,190	1.850	(b)(c)	11/20/43	16,468
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
72,275	2.000	(b)(c)	11/20/45	8,932

				459,938

Regular Floater(b) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
560,636	5.356		02/25/55	559,382
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
828,823	5.356		03/25/55	826,043

				1,385,425

Sequential Fixed Rate – 1.3%
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
975,366	5.459	(c)(d)(e)	07/25/65	984,753
Federal National Mortgage Association REMICS Series 2012-111, Class B
11,176	7.000		10/25/42	12,003
Federal National Mortgage Association REMICS Series 2012-153, Class B
29,761	7.000		07/25/42	32,398
Federal National Mortgage Association REMICS Series 2011-52, Class GB
120,628	5.000		06/25/41	121,520
Federal National Mortgage Association REMICS Series 2005-70, Class PA
14,889	5.500		08/25/35	15,323
Government National Mortgage Association REMICS Series 2021-135, Class A
2,238,600	2.000	(c)	08/20/51	1,863,802
OBX Trust Series 2025-NQM13, Class A1A
552,965	5.441	(c)(d)(e)	05/25/65	558,485
Verus Securitization Trust Series 2025-1, Class A1A
1,151,905	5.620	(c)(d)(e)	01/25/70	1,161,309

				4,749,593

Sequential Floating Rate(b)(c) – 3.2%
Angel Oak Mortgage Trust Series 2019-6, Class B1
850,000	3.941	(d)	11/25/59	808,013
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
100,000	6.000	(d)	02/25/55	102,400
CIM Trust Series 2019-INV3, Class A15
44,654	3.500	(d)	08/25/49	39,906

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1 mo. USD Term SOFR + 0.614%)
$947,347	4.772%		11/25/36	$843,120
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
330,000	7.906	(d)	10/25/43	345,210
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
225,000	6.156	(d)	01/25/44	226,859
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
250,000	6.006	(d)	05/25/44	251,150
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	6.306	(d)	03/25/44	252,019
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
139,129	5.356	(d)	07/25/44	139,129
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
400,000	5.956	(d)	09/25/44	400,691
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
350,000	6.056	(d)	01/25/45	348,652
GCAT Trust Series 2019-NQM3, Class M1
500,000	3.450	(d)	11/25/59	461,015
JP Morgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1 mo. USD Term SOFR + 0.434%)
98,330	4.592		12/25/36	93,822
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
687,881	2.520	(d)	05/25/52	578,517
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
538,630	5.990	(d)	07/25/64	544,512
JP Morgan Mortgage Trust Series 2024-3, Class A4
876,431	3.000	(d)	05/25/54	796,542
Mill City Mortgage Loan Trust Series 2017-2, Class A3
67,368	3.250	(d)	07/25/59	65,999
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(d)	08/25/59	674,177
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(d)	11/25/60	677,828
PRKCM Trust Series 2021-AFC2, Class A1
603,186	2.071	(d)	11/25/56	538,357
PRKCM Trust Series 2021-AFC2, Class A2
625,000	2.693	(d)	11/25/56	464,910
Starwood Mortgage Residential Trust Series 2021-6, Class A1
316,076	1.920	(d)	11/25/66	278,611

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
$950,000	3.000	%(d)	04/25/60	$918,508
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.862	(d)	07/25/57	90,408
Verus Securitization Trust Series 2023-3, Class M1
225,000	7.727	(d)	03/25/68	226,608
Verus Securitization Trust Series 2025-1, Class A1
858,282	5.620	(d)	01/25/70	868,014
Vista Point Securitization Trust Series 2020-2, Class M1
500,000	3.401	(d)	04/25/65	471,818
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
22,114	3.500	(d)	07/25/49	20,025

				11,526,820

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				18,121,776

Commercial Mortgage-Backed Securities – 11.7%
Regular Floater(b)(d) – 0.4%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$1,150,000	6.283%		11/15/29	$1,152,436
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
250,000	7.080		11/15/29	252,387

				1,404,823

Sequential Fixed Rate – 4.7%
Bank Series 2021-BN35, Class A5
950,000	2.285	(c)	06/15/64	839,711
Bank Series 2017-BNK6, Class A5
525,000	3.518	(c)	07/15/60	518,162
Bank5 Series 2024-5YR11, Class A3
700,000	5.893	(c)	11/15/57	735,954
Bank5 Series 2024-5YR11, Class AS
300,000	6.139	(c)	11/15/57	313,839
Bank5 Series 2025-5YR15, Class A3
650,000	5.452	(c)	07/15/58	675,896
BBCMS Mortgage Trust Series 2024-5C29, Class A3
700,000	5.208	(c)	09/15/57	718,362
BBCMS Mortgage Trust Series 2025-5C36, Class A3
750,000	5.517	(c)	08/15/58	781,716
BMO Mortgage Trust Series 2023-C7, Class A5
900,000	6.160	(c)	12/15/56	969,225
BMO Mortgage Trust Series 2024-5C6, Class A3
300,000	5.316	(c)	09/15/57	308,573
BMO Mortgage Trust Series 2025-5C11, Class A3
650,000	5.669	(c)	07/15/58	680,731
BWAY Mortgage Trust Series 2013-1515, Class A2
650,274	3.454	(c)(d)	03/10/33	621,625
COMM Mortgage Trust Series 2024-277P, Class A
875,000	6.338	(d)	08/10/44	922,015
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(d)	05/10/41	982,435

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
GS Mortgage Securities Trust Series 2020-GC45, Class A5
$600,000	2.911	%(c)	02/13/53	$562,465
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
650,000	3.598	(c)(d)	06/05/39	607,777
Manhattan West Mortgage Trust Series 2020-1MW, Class A
750,000	2.130	(d)	09/10/39	714,669
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
400,000	4.310	(c)	12/15/51	398,125
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
800,000	6.890	(c)	12/15/56	847,990
ROCK Trust Series 2024-CNTR, Class A
1,500,000	5.388	(d)	11/13/41	1,544,941
ROCK Trust Series 2024-CNTR, Class D
950,000	7.109	(d)	11/13/41	990,302
SLG Office Trust Series 2021-OVA, Class A
600,000	2.585	(d)	07/15/41	532,965
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class A5
1,125,000	3.418	(c)	09/15/50	1,098,444
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
825,000	2.626	(c)	04/15/54	742,760

				17,108,682

Sequential Floating Rate(b) – 6.6%
Bank Series 2022-BNK44, Class A5
500,000	5.935	(c)	11/15/55	533,063
Bank Series 2025-BNK50, Class AS
575,000	6.071	(c)	05/15/68	606,056
Bank5 Series 2024-5YR8, Class C
150,000	7.000	(c)	08/15/57	155,171
Bank5 Series 2025-5YR16, Class AS
950,000	5.751	(c)	08/15/63	983,851
Bank5 Trust Series 2025-5YR13, Class AS
500,000	6.096	(c)	01/15/58	523,249
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
650,000	5.070	(d)	03/15/37	617,983
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
225,000	5.319	(d)	03/15/37	209,343
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
500,000	5.451	(d)	10/10/42	498,207
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
593,017	5.492	(d)	03/15/41	593,423
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
675,000	5.548	(d)	06/15/44	692,803
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,020,839	5.592	(d)	02/15/39	1,021,045
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
405,093	5.542	(d)	03/15/41	405,077

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
$450,000	5.591	%(d)	11/13/46	$458,243
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,050,000	5.792	(d)	02/15/41	1,047,554
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
812,944	5.991	(d)	04/15/26	813,539
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
478,202	6.690	(d)	04/15/26	478,191
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
697,281	5.294	(d)	03/15/30	695,184
Durst Commercial Mortgage Trust Series 2025-151, Class A
800,000	5.317	(d)	08/10/42	813,904
Durst Commercial Mortgage Trust Series 2025-151, Class B
1,000,000	5.768	(d)	08/10/42	1,016,304
Durst Commercial Mortgage Trust Series 2025-151, Class C
350,000	6.019	(d)	08/10/42	355,142
Fashion Show Mall LLC Series 2024-SHOW, Class A
500,000	5.274	(d)	10/10/41	507,185
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
459,447	5.035	(c)	02/25/33	459,877
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
224,940	5.024	(c)	11/25/29	224,939
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544, Class A2
1,350,000	4.266	(c)	07/25/30	1,357,722
Houston Galleria Mall Trust Series 2025-HGLR, Class A
475,000	5.644	(d)	02/05/45	490,730
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
340,000	6.151	(d)	01/13/40	349,069
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
375,000	6.551	(d)	01/13/40	389,975
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
800,000	5.649	(d)	01/13/40	825,951
IRV Trust Series 2025-200P, Class A
700,000	5.471	(c)(d)	03/14/47	715,536
IRV Trust Series 2025-200P, Class C
500,000	5.921	(c)(d)	03/14/47	496,588
IRV Trust Series 2025-200P, Class D
350,000	6.371	(c)(d)	03/14/47	354,948
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
300,000	5.990	(d)	10/05/39	306,057
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
475,000	6.040	(d)	08/15/41	476,994
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
900,000	6.359	(d)	10/15/42	900,193

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
NY Commercial Mortgage Trust Series 2025-299P, Class B
$450,000	6.125	%(d)	02/10/47	$467,262
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
575,000	5.216	(d)	01/15/36	562,660
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
150,000	6.292	(d)	04/15/42	149,176
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
850,000	5.201	(d)	10/13/41	850,000
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
300,000	6.057	(d)	10/13/41	300,000
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
875,000	5.484	(d)	07/15/35	882,810
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
550,000	5.935	(d)	07/15/35	554,001

				24,139,005

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$42,652,510

Federal Agencies – 39.7%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.0%
(RFUCC 1 yr. Treasury + 1.764%)
$9,502	7.258%		09/01/35	$9,766

Federal Home Loan Mortgage Corp. – 0.4%
12,853	6.000		08/01/27	12,980
4,384	5.000		08/01/33	4,457
664	5.000		09/01/33	675
1,060	5.000		10/01/33	1,078
1,011	5.000		11/01/34	1,030
39,896	5.000		12/01/34	40,625
1,372	5.000		07/01/35	1,397
2	5.000		11/01/35	2
17,009	5.000		03/01/39	17,365
1,125	5.000		05/01/39	1,149
952	5.000		08/01/40	971
11,628	4.000		02/01/41	11,343
1,160	5.000		06/01/41	1,183
294,869	4.000		03/01/48	283,097
299,859	4.000		04/01/48	287,284
837,601	4.500		08/01/48	829,988

				1,494,624

Government National Mortgage Association – 10.7%
6,559	5.500		11/15/32	6,728
2,749	5.500		01/15/33	2,796
12,994	5.500		02/15/33	13,387
11,836	5.500		03/15/33	12,161
14,045	5.500		07/15/33	14,386
6,415	5.500		08/15/33	6,578
2,502	5.500		09/15/33	2,553
6,702	5.500		04/15/34	6,863

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$5,600	5.500%	05/15/34	$5,728
59,484	5.500	09/15/34	61,692
58,315	5.500	12/15/34	60,558
45,194	5.500	01/15/35	46,920
154	5.500	05/15/36	158
2,092	4.000	02/20/41	2,037
3,372	4.000	11/20/41	3,280
567	4.000	01/20/42	551
1,828	4.000	04/20/42	1,777
1,131	4.000	10/20/42	1,098
287,101	4.000	08/20/43	278,387
1,619	4.000	03/20/44	1,567
1,984	4.000	05/20/44	1,921
138,069	4.000	11/20/44	133,521
33,509	4.000	12/20/44	32,405
9,067	4.000	05/20/45	8,762
32,768	4.000	07/20/45	31,646
178,338	4.000	01/20/46	171,955
572,083	4.500	05/20/48	566,998
856,779	4.500	08/20/48	847,825
96,988	5.000	08/20/48	98,248
602,056	4.500	09/20/48	595,764
716,122	5.000	10/20/48	724,979
391,341	5.000	11/20/48	396,181
395,967	5.000	12/20/48	400,617
931,139	4.500	01/20/49	919,662
747,041	5.000	01/20/49	755,814
372,210	4.000	02/20/49	356,097
767,847	4.500	02/20/49	758,382
19,480	4.500	03/20/49	19,240
238,877	4.000	03/20/49	228,088
64,820	5.000	03/20/49	65,621
406,681	4.000	04/20/49	388,313
529,741	3.000	08/20/49	475,627
234,435	4.500	10/20/49	231,985
237,914	4.500	12/20/49	234,981
1,035,787	3.000	03/20/50	928,013
221,216	4.000	01/20/51	211,017
256,869	2.500	09/20/51	219,478
477,959	2.500	11/20/51	409,580
825,374	3.000	11/20/51	734,217
273,434	2.500	12/20/51	234,316
1,496,286	4.500	09/20/52	1,461,406
4,000,000	2.500	TBA-30yr(f)	3,443,191
3,000,000	2.000	TBA-30yr(f)	2,481,229
3,000,000	3.500	TBA-30yr(f)	2,736,051
2,000,000	4.500	TBA-30yr(f)	1,939,445
10,000,000	5.000	TBA-30yr(f)	9,933,624
3,000,000	6.000	TBA-30yr(f)	3,051,398
2,000,000	5.500	TBA-30yr(f)	2,014,840

			38,771,642

Uniform Mortgage-Backed Security – 28.6%
2,302	4.500	02/01/39	2,303
1,472	4.500	04/01/39	1,475

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$2,765	4.500%	08/01/39	$2,771
36,972	4.500	12/01/39	37,056
34,252	4.500	06/01/40	34,383
13,433	4.500	08/01/41	13,449
24,356	3.000	12/01/42	22,730
61,371	3.000	01/01/43	57,040
15,565	3.000	02/01/43	14,482
5,638	3.000	03/01/43	5,277
102,851	3.000	04/01/43	95,209
15,665	3.000	05/01/43	14,453
24,444	3.000	06/01/43	22,586
7,381	3.000	07/01/43	6,819
9,633	5.000	06/01/44	9,830
11,483	3.500	03/01/45	10,735
739,118	4.500	04/01/45	737,944
245,981	3.000	04/01/45	223,512
90,383	4.500	05/01/45	90,211
347,101	4.500	06/01/45	343,804
150,264	4.000	11/01/45	145,002
53,522	4.000	03/01/46	51,432
27,389	4.000	06/01/46	26,234
8,498	4.000	08/01/46	8,139
63,841	4.000	10/01/46	61,147
48,655	4.000	06/01/47	46,856
256,897	4.500	07/01/47	254,241
125,363	4.500	11/01/47	124,027
153,700	4.000	12/01/47	148,115
437,328	4.000	01/01/48	421,027
460,772	4.000	02/01/48	443,736
329,433	4.000	03/01/48	317,154
404,262	4.500	05/01/48	398,945
447,009	4.000	06/01/48	429,789
216,979	4.500	09/01/48	214,667
911,423	5.000	11/01/48	923,540
1,413,043	3.000	09/01/49	1,269,732
27,011	4.500	10/01/49	26,572
733,744	4.500	01/01/50	721,477
1,732,503	4.000	03/01/50	1,659,804
4,003,657	4.500	03/01/50	3,959,215
746,276	2.500	09/01/50	643,434
5,088,015	2.000	10/01/50	4,145,849
5,757,011	3.000	10/01/50	5,150,476
1,784,419	3.000	11/01/50	1,596,751
5,087,636	2.000	11/01/50	4,143,766
2,096,989	3.000	12/01/50	1,878,414
2,454,638	2.500	02/01/51	2,086,556
2,760,616	2.000	03/01/51	2,250,385
493,371	2.000	04/01/51	400,983
9,501,381	2.000	05/01/51	7,718,856
3,821,024	2.500	05/01/51	3,271,172
864,837	2.500	08/01/51	743,493
5,019,393	2.500	09/01/51	4,303,709
2,602,519	6.000	11/01/52	2,694,475
454,769	6.000	12/01/52	471,691
2,443,763	4.500	05/01/53	2,401,696

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$2,132,461	6.500%	09/01/53	$2,214,956
775,792	6.500	12/01/53	812,591
2,558,247	6.500	06/01/54	2,687,593
3,000,000	2.500	TBA-30yr(f)	2,527,266
2,000,000	4.000	TBA-30yr(f)	1,884,609
7,000,000	3.500	TBA-30yr(f)	6,395,976
25,000,000	5.500	TBA-30yr(f)	25,208,007
5,000,000	6.000	TBA-30yr(f)	5,107,422

			104,137,046

TOTAL FEDERAL AGENCIES			$144,413,078

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $207,103,901)			$205,187,364

Corporate Obligations – 29.2%

Advertising(c)(d) – 0.2%
Lamar Media Corp.
$545,000	5.375%	11/01/33	$541,043

Aerospace & Defense(c) – 1.0%
Boeing Co.
1,400,000	3.450	11/01/28	1,367,688
145,000	2.950	02/01/30	136,490
1,211,000	5.150	05/01/30	1,242,801
457,000	6.528	05/01/34	505,757
25,000	3.500	03/01/39	20,244
15,000	3.375	06/15/46	10,697
386,000	6.858	05/01/54	440,341
TransDigm, Inc. (d)
65,000	6.250	01/31/34	66,904

			3,790,922

Agriculture(c) – 0.3%
BAT Capital Corp.
1,050,000	6.000	02/20/34	1,120,633

Automotive(c) – 0.3%
Ford Motor Credit Co. LLC
500,000	5.850	05/17/27	506,315
General Motors Financial Co., Inc.
500,000	2.350	01/08/31	442,975
Qnity Electronics, Inc. (d)
120,000	5.750	08/15/32	121,043
80,000	6.250	08/15/33	81,782

			1,152,115

Banks – 6.7%
Banco Mercantil del Norte SA (b)(c)(d) (5 yr. CMT + 4.643%)
260,000	5.875	01/24/27	258,071
Banco Santander SA
600,000	4.250	04/11/27	600,888
200,000	2.749	12/03/30	181,398
600,000	6.921	08/08/33	667,602

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp. (b)(c)
(3 mo. USD Term SOFR + 1.252%)
$75,000	2.496%		02/13/31	$69,401
(3 mo. USD Term SOFR + 1.572%)
750,000	4.271		07/23/29	752,280
(3 mo. USD Term SOFR + 1.837%)
525,000	3.824		01/20/28	522,601
(5 yr. CMT + 1.200%)
475,000	2.482		09/21/36	412,580
(Secured Overnight Financing Rate + 1.530%)
600,000	1.898		07/23/31	535,626
(Secured Overnight Financing Rate + 1.630%)
1,600,000	5.202		04/25/29	1,639,888
(Secured Overnight Financing Rate + 1.830%)
275,000	4.571		04/27/33	274,445
(Secured Overnight Financing Rate + 2.040%)
550,000	4.948		07/22/28	557,887
Barclays PLC (b)(c) (1 yr. CMT + 3.050%)
875,000	7.325		11/02/26	877,012
BNP Paribas SA (b)(c)(d) (Secured Overnight Financing Rate + 1.004%)
725,000	1.323		01/13/27	718,453
BPCE SA (d)
525,000	4.625		09/12/28	528,465
Citigroup, Inc.
125,000	4.300		11/20/26	125,198
(Secured Overnight Financing Rate + 1.422%)
550,000	2.976	(b)(c)	11/05/30	520,768
(Secured Overnight Financing Rate + 1.830%)
355,000	6.020	(b)(c)	01/24/36	372,249
(Secured Overnight Financing Rate + 2.086%)
800,000	4.910	(b)(c)	05/24/33	808,192
Deutsche Bank AG (b)(c) (Secured Overnight Financing Rate + 1.870%)
450,000	2.129		11/24/26	448,358
First Horizon Corp. (b)(c) (Secured Overnight Financing Rate + 1.766%)
330,000	5.514		03/07/31	339,643
JPMorgan Chase & Co. (c)
425,000	3.625		12/01/27	421,617
(3 mo. USD Term SOFR + 1.507%)
475,000	3.960	(b)	01/29/27	474,425
(3 mo. USD Term SOFR + 2.515%)
200,000	2.956	(b)	05/13/31	187,546
(Secured Overnight Financing Rate + 1.680%)
840,000	5.572	(b)	04/22/36	886,124
M&T Bank Corp. (b)(c) (Secured Overnight Financing Rate + 2.260%)
650,000	6.082		03/13/32	690,787
Macquarie Group Ltd. (b)(c)(d) (Secured Overnight Financing Rate + 1.069%)
450,000	1.340		01/12/27	446,130
Morgan Stanley
174,000	3.950		04/23/27	173,626

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(3 mo. USD Term SOFR + 1.890%)
$200,000	4.431	%(b)(c)	01/23/30	$200,956
(Secured Overnight Financing Rate + 1.034%)
750,000	1.794	(b)(c)	02/13/32	653,828
(Secured Overnight Financing Rate + 1.143%)
725,000	2.699	(b)(c)	01/22/31	677,404
(Secured Overnight Financing Rate + 1.290%)
141,000	2.943	(b)(c)	01/21/33	128,280
(Secured Overnight Financing Rate + 1.590%)
1,395,000	5.164	(b)(c)	04/20/29	1,427,531
(Secured Overnight Financing Rate + 1.757%)
310,000	5.664	(b)(c)	04/17/36	327,103
NatWest Group PLC (b)(c) (1 yr. CMT + 1.050%)
200,000	5.115		05/23/31	205,096
Truist Financial Corp. (b)(c) (Secured Overnight Financing Rate + 2.050%)
150,000	6.047		06/08/27	151,701
U.S. Bancorp (b)(c) (5 yr. CMT + 2.541%)
650,000	3.700		01/15/27	629,148
UBS Group AG
307,000	4.550		04/17/26	307,657
2,025,000	4.282	(c)(d)	01/09/28	2,025,668
(5 yr. CMT + 4.758%)
200,000	9.250	(b)(c)(d)	11/13/33	238,300
(Secured Overnight Financing Rate + 1.760%)
510,000	5.580	(b)(c)(d)	05/09/36	530,650
(Secured Overnight Financing Rate + 5.020%)
425,000	9.016	(b)(c)(d)	11/15/33	532,546
Wells Fargo & Co.
675,000	3.000		10/23/26	668,075
600,000	4.300		07/22/27	602,136
75,000	4.150	(c)	01/24/29	74,960
(Secured Overnight Financing Rate + 1.980%)
400,000	4.808	(b)(c)	07/25/28	404,808

				24,277,107

Beverages(c) – 0.7%
Constellation Brands, Inc.
500,000	3.600		02/15/28	493,295
325,000	2.250		08/01/31	286,494
JDE Peet’s NV (d)
375,000	1.375		01/15/27	360,671
Keurig Dr. Pepper, Inc.
575,000	4.597		05/25/28	578,272
925,000	2.250		03/15/31	815,748

				2,534,480

Biotechnology(c) – 0.5%
Amgen, Inc.
1,278,000	5.250		03/02/30	1,324,711
CSL Finance PLC (d)
100,000	3.850		04/27/27	99,621

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Biotechnology(c) – (continued)
Royalty Pharma PLC
	$461,000	5.400%		09/02/34	$470,709

					1,895,041

Building Materials(c) – 0.6%
Builders FirstSource, Inc. (d)
	395,000	6.750		05/15/35	413,138
Carrier Global Corp.
	400,000	2.700		02/15/31	367,244
Masco Corp.
	325,000	1.500		02/15/28	305,903
Smyrna Ready Mix Concrete LLC (d)
	260,000	8.875		11/15/31	274,641
Standard Building Solutions, Inc. (d)
	693,000	6.250		08/01/33	702,626

					2,063,552

Chemicals(c) – 0.9%
Ashland Services BV
EUR	650,000	2.000		01/30/28	740,605
Celanese U.S. Holdings LLC
	$400,000	6.850		11/15/28	415,020
Huntsman International LLC
	350,000	4.500		05/01/29	335,160
International Flavors & Fragrances, Inc. (d)
	170,000	1.832		10/15/27	161,748
OCP SA
	420,000	6.750	(d)	05/02/34	457,275
	360,000	7.500		05/02/54	399,489
Sherwin-Williams Co.
	500,000	3.450		06/01/27	495,405
SNF Group SACA (d)
	320,000	3.375		03/15/30	296,870
Solstice Advanced Materials, Inc. (d)
	85,000	5.625		09/30/33	85,236

					3,386,808

Commercial Services(d) – 0.5%
Ashtead Capital, Inc. (c)
	301,000	5.800		04/15/34	315,508
Block, Inc. (c)
	145,000	6.000		08/15/33	148,547
Brink’s Co. (c)
	70,000	6.500		06/15/29	72,095
CoStar Group, Inc. (c)
	625,000	2.800		07/15/30	571,806
DP World Crescent Ltd.
	560,000	5.500		05/08/35	581,700
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (c)
	15,000	6.750		08/15/32	15,504

					1,705,160

Computers(c) – 0.2%
CACI International, Inc. (d)
	180,000	6.375		06/15/33	185,873

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers(c) – (continued)
Dell International LLC/EMC Corp.
$268,000	6.020%		06/15/26	$269,999
75,000	5.300		10/01/29	77,449
Seagate Data Storage Technology Pte. Ltd. (d)
225,000	5.875		07/15/30	229,550

				762,871

Diversified Financial Services(c) – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
675,000	3.000		10/29/28	650,646
275,000	3.400		10/29/33	247,321
Air Lease Corp.
875,000	3.750		06/01/26	870,257
(5 yr. CMT + 3.149%)
705,000	4.125	(b)	12/31/99	681,115
Aviation Capital Group LLC (d)
375,000	1.950		01/30/26	371,554
Intercontinental Exchange, Inc.
190,000	3.625		09/01/28	187,773
Jane Street Group/JSG Finance, Inc. (d)
350,000	6.750		05/01/33	363,702
OneMain Finance Corp.
475,000	6.125		05/15/30	482,149
260,000	7.500		05/15/31	272,020
465,000	6.500		03/15/33	465,725
Rocket Cos., Inc. (d)
295,000	6.125		08/01/30	302,847
255,000	6.375		08/01/33	263,418
Stonex Escrow Issuer LLC (d)
440,000	6.875		07/15/32	453,222
VFH Parent LLC/Valor Co-Issuer, Inc. (d)
460,000	7.500		06/15/31	475,764

				6,087,513

Electrical(c) – 0.5%
Ameren Corp.
125,000	3.500		01/15/31	119,368
NextEra Energy Capital Holdings, Inc.
525,000	1.900		06/15/28	496,324
Pacific Gas & Electric Co.
250,000	2.100		08/01/27	240,397
125,000	3.300		08/01/40	94,850
Xcel Energy, Inc.
900,000	3.350		12/01/26	891,180

				1,842,119

Electrical Components & Equipment(c)(d) – 0.0%
WESCO Distribution, Inc.
60,000	6.375		03/15/33	62,191

Electronics(c) – 0.1%
Allegion U.S. Holding Co., Inc.
256,000	5.600		05/29/34	267,267

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electronics(c) – (continued)
Atkore, Inc. (d)
$15,000	4.250%		06/01/31	$13,994

				281,261

Engineering & Construction(c) – 0.5%
AECOM (d)
872,000	6.000		08/01/33	891,829
MasTec, Inc. (d)
610,000	4.500		08/15/28	608,390
Mexico City Airport Trust
200,000	4.250		10/31/26	199,336
250,000	3.875	(d)	04/30/28	245,000

				1,944,555

Environmental(c) – 0.0%
Waste Management, Inc.
27,000	4.950		07/03/31	27,926

Food & Drug Retailing(c) – 0.6%
J.M. Smucker Co.
449,000	5.900		11/15/28	471,621
Mars, Inc. (d)
875,000	4.800		03/01/30	891,572
775,000	5.000		03/01/32	792,685
Sysco Corp.
50,000	6.600		04/01/40	55,818

				2,211,696

Gas(c) – 0.0%
NiSource, Inc.
100,000	3.600		05/01/30	96,865

Healthcare Providers & Services(c) – 1.8%
Adventist Health System
1,095,000	4.742		12/01/30	1,095,423
235,000	5.757		12/01/34	241,604
Alcon Finance Corp. (d)
933,000	3.000		09/23/29	888,916
Baxter International, Inc.
179,000	1.915		02/01/27	173,576
CommonSpirit Health
635,000	3.910		10/01/50	476,068
610,000	6.461		11/01/52	665,911
HCA, Inc.
770,000	5.450		04/01/31	800,484
685,000	5.900		06/01/53	676,424
Insulet Corp. (d)
45,000	6.500		04/01/33	46,778
Solventum Corp.
272,000	5.400		03/01/29	280,718
1,070,000	5.600		03/23/34	1,114,726
STERIS Irish FinCo UnLtd Co.
218,000	2.700		03/15/31	198,565

				6,659,193

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc. (c)(d)
$280,000	6.750%	07/01/32	$288,585
American International Group, Inc. (c)
250,000	3.400	06/30/30	239,388
Chubb Corp.
342,000	6.800	11/15/31	384,695

			912,668

Internet(c) – 0.8%
Expedia Group, Inc.
260,000	4.625	08/01/27	261,940
200,000	3.250	02/15/30	191,032
81,000	2.950	03/15/31	75,033
Match Group Holdings II LLC (d)
550,000	6.125	09/15/33	555,186
Snap, Inc. (d)
629,000	6.875	03/15/34	637,460
Uber Technologies, Inc. (d)
1,280,000	4.500	08/15/29	1,279,821

			3,000,472

Iron/Steel(c) – 0.2%
Cleveland-Cliffs, Inc. (d)
395,000	7.000	03/15/32	399,345
Steel Dynamics, Inc.
275,000	1.650	10/15/27	261,665
Vale Overseas Ltd.
200,000	6.400	06/28/54	205,256

			866,266

Leisure Time(c)(d) – 0.4%
Carnival Corp.
1,050,000	5.875	06/15/31	1,076,764
Viking Cruises Ltd.
545,000	5.875	10/15/33	544,515

			1,621,279

Lodging(c) – 1.0%
Choice Hotels International, Inc.
540,000	3.700	01/15/31	505,661
262,000	5.850	08/01/34	267,984
Hyatt Hotels Corp.
630,000	5.500	06/30/34	644,988
Las Vegas Sands Corp.
230,000	5.625	06/15/28	234,824
90,000	6.000	06/14/30	93,677
Marriott International, Inc.
475,000	5.000	10/15/27	483,308
221,000	4.875	05/15/29	225,150
400,000	2.850	04/15/31	368,072
Sands China Ltd.
200,000	5.400	08/08/28	204,203
Travel & Leisure Co. (d)
550,000	6.125	09/01/33	548,955

			3,576,822

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Machinery-Diversified(c) – 0.1%
Ingersoll Rand, Inc.
$177,000	5.314%		06/15/31	$185,163

Mining(c)(d) – 0.2%
Alumina Pty. Ltd.
285,000	6.125		03/15/30	291,532
240,000	6.375		09/15/32	246,838
Glencore Funding LLC
250,000	2.625		09/23/31	224,385

				762,755

Miscellaneous Manufacturing(c) – 0.1%
Axon Enterprise, Inc. (d)
55,000	6.250		03/15/33	56,794
Hillenbrand, Inc.
169,000	6.250		02/15/29	173,320

				230,114

Oil Field Services – 1.3%
Chord Energy Corp.(c)(d)
440,000	6.000		10/01/30	436,858
Ecopetrol SA (c)
90,000	8.625		01/19/29	97,713
40,000	6.875		04/29/30	40,988
90,000	7.750		02/01/32	93,015
110,000	8.875		01/13/33	119,334
EQT Corp. (c)
109,000	3.900		10/01/27	108,269
610,000	3.625	(d)	05/15/31	570,472
Kodiak Gas Services LLC (c)(d)
185,000	6.500		10/01/33	188,319
120,000	6.750		10/01/35	123,203
Occidental Petroleum Corp.
278,000	7.875		09/15/31	316,264
Petroleos Mexicanos (c)
550,000	6.840		01/23/30	559,631
280,000	5.950		01/28/31	271,460
60,000	6.700		02/16/32	59,475
Raizen Fuels Finance SA (c)(d)
460,000	6.700		02/25/37	443,380
Sunoco LP (c)(d)
420,000	5.625		03/15/31	417,018
165,000	6.250		07/01/33	167,927
465,000	5.875		03/15/34	461,010
USA Compression Partners LP/USA Compression Finance Corp.(c)(d)
185,000	6.250		10/01/33	185,710

				4,660,046

Packaging(c) – 0.2%
Berry Global, Inc.
375,000	1.570		01/15/26	371,767
Crown Americas LLC (d)
370,000	5.875		06/01/33	373,878

				745,645

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals(c) – 0.9%
Amneal Pharmaceuticals LLC (d)
$234,000	6.875%	08/01/32	$242,209
Cardinal Health, Inc.
247,000	5.125	02/15/29	253,980
Cigna Group
184,000	2.400	03/15/30	169,856
550,000	5.125	05/15/31	569,200
CVS Health Corp.
1,388,000	4.780	03/25/38	1,301,403
Opal Bidco SAS (d)
665,000	6.500	03/31/32	681,186
PRA Health Sciences, Inc. (d)
200,000	2.875	07/15/26	196,812

			3,414,646

Pipelines – 1.1%
Cheniere Energy Partners LP (c)
230,000	5.950	06/30/33	243,397
DCP Midstream Operating LP (c)
455,000	3.250	02/15/32	414,391
Energy Transfer LP (c)
725,000	5.500	06/01/27	737,557
550,000	5.250	04/15/29	565,856
75,000	5.400	10/01/47	68,752
Galaxy Pipeline Assets Bidco Ltd. (d)
200,000	2.625	03/31/36	175,750
Global Partners LP/GLP Finance Corp. (c)(d)
135,000	8.250	01/15/32	142,474
Howard Midstream Energy Partners LLC (c)(d)
195,000	6.625	01/15/34	198,951
Kinder Morgan, Inc.
500	7.750	01/15/32	582
MPLX LP (c)
225,000	4.800	02/15/29	228,123
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c)(d)
330,000	6.750	03/15/34	326,786
Targa Resources Corp. (c)
235,000	4.200	02/01/33	223,356
Venture Global LNG, Inc. (c)(d)
270,000	8.375	06/01/31	283,535
Williams Cos., Inc. (c)
425,000	5.650	03/15/33	446,815

			4,056,325

Real Estate Investment Trust(c) – 1.2%
Alexandria Real Estate Equities, Inc.
350,000	3.375	08/15/31	327,586
American Homes 4 Rent LP
180,000	2.375	07/15/31	159,494
CubeSmart LP
90,000	2.500	02/15/32	79,435
Host Hotels & Resorts LP
224,000	2.900	12/15/31	199,300

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(c) – (continued)
Invitation Homes Operating Partnership LP
$300,000	2.300%	11/15/28	$283,206
Kilroy Realty LP
397,000	4.750	12/15/28	399,187
NNN REIT, Inc.
400,000	4.000	11/15/25	399,588
Regency Centers LP
700,000	2.950	09/15/29	668,458
RHP Hotel Properties LP/RHP Finance Corp. (d)
110,000	6.500	06/15/33	113,275
Starwood Property Trust, Inc. (d)
395,000	5.250	10/15/28	395,051
245,000	5.750	01/15/31	244,314
VICI Properties LP/VICI Note Co., Inc. (d)
590,000	3.750	02/15/27	583,563
WP Carey, Inc.
425,000	3.850	07/15/29	418,319

			4,270,776

Retailing(c) – 0.6%
1011778 BC ULC/New Red Finance, Inc. (d)
185,000	6.125	06/15/29	189,501
AutoNation, Inc.
317,000	4.500	10/01/25	317,000
450,000	4.750	06/01/30	452,408
LCM Investments Holdings II LLC (d)
265,000	8.250	08/01/31	280,158
Lowe’s Cos., Inc.
425,000	1.700	09/15/28	397,260
QXO Building Products, Inc. (d)
440,000	6.750	04/30/32	456,861

			2,093,188

Semiconductors(c) – 0.2%
Amkor Technology, Inc. (d)
164,000	5.875	10/01/33	165,673
Intel Corp.
159,000	5.150	02/21/34	161,417
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	3.400	05/01/30	263,659

			590,749

Software(c) – 1.6%
Fair Isaac Corp. (d)
295,000	6.000	05/15/33	299,767
MSCI, Inc. (d)
760,000	3.875	02/15/31	728,270
Oracle Corp.
2,239,000	2.950	04/01/30	2,109,520
490,000	2.875	03/25/31	450,241
580,000	4.800	09/26/32	580,858
675,000	5.200	09/26/35	678,463
Take-Two Interactive Software, Inc.
360,000	3.700	04/14/27	357,214

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software(c) – (continued)
VMware LLC
$175,000	1.800%	08/15/28	$164,096
Workday, Inc.
225,000	3.500	04/01/27	223,049
150,000	3.800	04/01/32	143,312

			5,734,790

Sovereign(c)(d) – 0.3%
Eagle Funding Luxco SARL
1,060,000	5.500	08/17/30	1,076,430

Telecommunication Services – 1.6%
AT&T, Inc. (c)
336,000	2.300	06/01/27	326,222
100,000	1.650	02/01/28	94,645
500,000	2.750	06/01/31	458,230
Rogers Communications, Inc. (c)
1,215,000	3.200	03/15/27	1,197,638
T-Mobile USA, Inc. (c)
375,000	1.500	02/15/26	370,920
1,000,000	3.750	04/15/27	994,120
275,000	2.050	02/15/28	262,119
520,000	2.875	02/15/31	479,492
350,000	5.200	01/15/33	361,025
Verizon Communications, Inc.
467,000	4.329	09/21/28	470,283
975,000	2.550 (c)	03/21/31	886,412

			5,901,106

TOTAL CORPORATE OBLIGATIONS (Cost $105,653,498)			$106,142,291

Asset-Backed Securities(c) – 13.5%

Automotive – 0.7%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$220,686	4.700%	09/15/27	$220,815
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
225,000	4.670	08/15/28	225,506
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(d)
1,100,000	5.410	05/17/27	1,107,908
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
132,106	4.760	08/16/27	132,198
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
750,000	4.740	01/16/29	752,567

			2,438,994

Collateralized Loan Obligations(d) – 9.5%
1988 CLO 4 Ltd. Series 2024-4A, Class B(b) (3 mo. USD Term SOFR + 2.100%)
500,000	6.418	04/15/37	502,585
1988 CLO 6 Ltd. Series 2025-6A, Class E(b) (3 mo. USD Term SOFR + 4.900%)
900,000	9.190	04/15/38	882,000

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN S ACHS BOND FUND

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(d) – (continued)
Apidos CLO LIII Ltd. Series 2025-53A, Class A1(b) (3 mo. USD Term SOFR + 1.320%)
	$1,925,000	5.649%	07/20/38	$1,930,925
Aqueduct European CLO 14 DAC Series 2025-14A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.850%)
EUR	400,000	0.000	01/25/39	469,620
Arini European CLO VII DAC Series 7A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.800%)
	600,000	0.000	01/15/39	704,430
Arini European CLO VII DAC Series 7A, Class D(b) (-1X 3 mo. EUR EURIBOR + 2.850%)
	600,000	0.000	01/15/39	704,430
Armada Euro CLO IX DAC Series 9A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.850%)
	600,000	0.000	10/30/39	704,430
Aurium CLO VIII DAC Series 8A, Class CR(b) (-1X 3 mo. EUR EURIBOR + 2.150%)
	600,000	0.000	10/16/38	704,431
Bridgepoint CLO IX DAC Series 9A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.800%)
	600,000	0.000	10/15/39	704,430
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A, Class BR3(b) (-1X 3 mo. USD Term SOFR + 1.450%)
	$3,825,000	1.000	07/20/32	3,825,000
CBAMR Ltd. Series 2018-5A, Class D1R(b) (3 mo. USD Term SOFR + 3.000%)
	1,200,000	7.112	10/17/38	1,200,978
CIFC Funding Ltd. Series 2023-3A, Class E(b) (3 mo. USD Term SOFR + 7.650%)
	500,000	11.976	01/20/37	505,422
CIFC Funding Ltd. Series 2023-3A, Class B(b) (3 mo. USD Term SOFR + 2.300%)
	400,000	6.626	01/20/37	402,010
Crown City CLO IV Series 2022-4A, Class C1R(b) (3 mo. USD Term SOFR + 4.500%)
	650,000	8.826	04/20/37	654,224
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
EUR	800,000	3.977	04/20/38	936,162
Dryden 90 CLO Ltd. Series 2021-90A, Class D1R(b) (-1X 3 mo. USD Term SOFR + 3.000%)
	$720,000	0.000	11/15/38	720,000
Dryden 97 CLO Ltd. Series 2022-97A, Class D1R(b) (3 mo. USD Term SOFR + 2.900%)
	1,310,000	7.039	10/20/38	1,318,167
Elmwood CLO 35 Ltd. Series 2024-11A, Class A(b) (3 mo. USD Term SOFR + 1.340%)
	2,175,000	5.669	10/18/37	2,182,432
Empower CLO Ltd. Series 2023-2A, Class BR(b) (3 mo. USD Term SOFR + 1.700%)
	1,000,000	5.990	10/15/38	1,005,457
GoldenTree Loan Management U.S. CLO 18 Ltd. Series 2023- 18A, Class A(b) (3 mo. USD Term SOFR + 1.650%)
	1,400,000	5.976	01/20/37	1,402,173

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(d) – (continued)
Harvest CLO Series 37A(b) (-1X 3 mo. EUR EURIBOR + 1.850%)
EUR	600,000	0.000%	01/15/39	$704,430
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b) (1 mo. USD Term SOFR + 1.600%)
	$149,332	5.989	05/20/54	150,031
Katayma CLO I Ltd. Series 2023-1A, Class B(b) (3 mo. USD Term SOFR + 2.650%)
	600,000	6.976	10/20/36	601,276
KKR CLO 57 Ltd. Series 2025-57A, Class A(b) (3 mo. USD Term SOFR + 1.400%)
	2,000,000	5.679	07/15/38	2,007,208
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
	1,170,570	5.580	04/14/33	1,171,514
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR(b) (3 mo. USD Term SOFR + 1.060%)
	460,000	5.380	10/14/36	460,580
Octagon 67 Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.450%)
	1,700,000	5.769	07/25/38	1,708,876
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b) (3 mo. USD Term SOFR + 1.150%)
	73,540	5.476	07/20/30	73,539
Palmer Square CLO Ltd. Series 2024-2A, Class A1(b) (3 mo. USD Term SOFR + 1.400%)
	1,775,000	5.726	07/20/37	1,783,412
Regatta VI Funding Ltd. Series 2016-1A, Class A1R3(b) (3 mo. USD Term SOFR + 1.250%)
	1,250,000	5.206	10/20/38	1,254,296
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	87,981	5.750	12/20/50	90,414
Tikehau CLO IV DAC Series 4A, Class DR(b) (3 mo. EUR EURIBOR + 3.250%)
EUR	500,000	5.297	10/15/39	587,021
Wellington Management CLO 5 Ltd. Series 2025-5A, Class A(b) (3 mo. USD Term SOFR + 1.290%)
	$1,800,000	5.251	10/18/38	1,806,102
Wind River CLO Ltd. Series 2021-2A, Class A2R(b) (3 mo. USD Term SOFR + 1.400%)
	450,000	5.413	07/20/34	450,464
Wind River CLO Ltd. Series 2021-2A, Class BR(b) (3 mo. USD Term SOFR + 1.600%)
	425,000	5.613	07/20/34	425,438

				34,733,907

Credit Card – 0.5%
American Express Credit Account Master Trust Series 2025-3, Class A
	1,050,000	4.510	04/15/32	1,071,159
Barclays Dryrock Issuance Trust Series 2025-1, Class A
	775,000	3.970	07/15/31	773,444

				1,844,603

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Home Equity(b) – 0.3%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1 mo. USD Term SOFR + 0.789%)
	$103,586	4.947%	10/25/35	$102,291
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1 mo. USD Term SOFR + 0.734%)
	273	4.168	01/25/32	266
Home Equity Asset Trust Series 2002-1, Class A4 (1 mo. USD Term SOFR + 0.714%)
	257	4.872	11/25/32	242
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1 mo. USD Term SOFR + 0.344%)
	296,422	4.502	04/25/37	289,539
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1 mo. USD Term SOFR + 0.554%)
	2,331,463	4.712	04/25/37	569,870

				962,208

Student Loan(b) – 2.5%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
	182,590	4.841	09/26/33	180,455
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (d) (3 mo. USD Term SOFR + 1.830%)
	600,000	6.148	01/15/37	602,401
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(d) (3 mo. USD Term SOFR + 1.380%)
	1,100,000	5.584	05/20/36	1,102,200
Katayma CLO II Ltd. Series 2024-2A, Class B(d) (3 mo. USD Term SOFR + 2.150%)
	600,000	6.476	04/20/37	601,695
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R (d) (3 mo. USD Term SOFR + 1.200%)
	1,165,588	5.526	01/20/32	1,164,534
Navient Student Loan Trust Series 2017-2A, Class A(d) (1 mo. USD Term SOFR + 1.164%)
	1,947,729	5.521	12/27/66	1,964,205
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(d) (3 mo. USD Term SOFR + 1.400%)
	1,000,000	5.718	04/15/31	1,001,487
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1 mo. USD Term SOFR + 1.264%)
	376,744	5.621	09/25/65	375,702
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	1,500,000	3.476	07/15/35	1,757,670
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR(d) (3 mo. USD Term SOFR + 4.500%)
	$500,000	8.826	01/20/37	502,441

				9,252,790

TOTAL ASSET-BACKED SECURITIES (Cost $49,265,219)				$49,232,502

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 1.0%

California – 0.3%
California State GO Bonds Build America Taxable Series 2009(c)
$210,000	7.550%	04/01/39	$256,224
East Bay Municipal Utility District Water System RB Build America Sub Series 2010
900,000	5.874	06/01/40	961,031

			1,217,255

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
609,890	7.350	07/01/35	$662,122
Illinois State GO Bonds Taxable-Pension Series 2003
462,451	5.100	06/01/33	470,444

			1,132,566

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024
145,000	5.018	11/30/33	149,598
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
360,000	4.968	11/30/32	371,506

			521,104

New York – 0.1%
Metropolitan Transportation Authority Revenue Taxable Series 2020
60,000	5.175	11/15/49	55,370
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
375,000	4.810	10/15/65	341,664

			397,034

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
230,000	6.270	02/15/50	240,035

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,569,350)			$3,507,994

Bank Loans(g)–0.8%

Automotive - Parts–0.2%
Adient U.S. LLC(1 mo. USD Term SOFR + 2.250%)
$664,875	6.413%	01/31/31	$664,875

Consumer Cyclical Services – 0.2%
IRB Holding Corp.(1 mo. USD Term SOFR + 3.500%)
666,588	6.663	12/15/27	666,621

Diversified Manufacturing–0.2%
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
623,268	6.792	03/15/30	625,605

Lodging–0.2%
Travel & Leisure Co.(1 mo. USD Term SOFR + 2.500%)
666,579	6.663	12/14/29	667,999

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(g) – (continued)

Restaurants–0.0%
SeaWorld Parks & Entertainment, Inc.(1 mo. USD Term SOFR + 2.750%)
	$245,644	6.163%		12/04/31	$245,030

TOTAL BANK LOANS (Cost $2,879,171)					$2,870,130

Sovereign Debt Obligations – 0.7%

Euro – 0.2%
Ivory Coast Government International Bonds
EUR	120,000	4.875%		01/30/32	$134,180
	130,000	6.625		03/22/48	130,419
Romania Government International Bonds
	10,000	2.875		03/11/29	11,370
	190,000	3.624	(d)	05/26/30	214,113
	70,000	3.375		01/28/50	51,442
	80,000	3.375	(d)	01/28/50	58,791

					600,315

Sovereign – 0.1%
Hungary Government International Bonds
	$400,000	6.125		05/22/28	417,180

United States Dollar – 0.4%
Dominican Republic International Bonds (c)(d)
	150,000	6.600		06/01/36	157,200
Ecuador Government International Bonds (d)(h)
	41,572	0.000		07/31/30	31,945
Ivory Coast Government International Bonds
	200,000	6.125		06/15/33	191,550
Mexico Government International Bonds (c)
	624,000	3.771		05/24/61	394,992
Panama Government International Bonds (c)
	200,000	4.500		01/19/63	145,800
Peru Government International Bonds (c)
	20,000	2.780		12/01/60	11,220
	100,000	3.230	(i)	07/28/21	55,975
Republic of Poland Government International Bonds (c)
	350,000	5.500		03/18/54	338,205
Romania Government International Bonds
	70,000	6.375		01/30/34	70,915
State of Israel
	200,000	3.800		05/13/60	132,575

					1,530,377

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,970,811)					$2,547,872

U.S. Treasury Obligations – 16.3%

U.S. Treasury Bonds
	$1,500,000	3.125%		05/15/48	$1,156,406
	1,450,000	3.375		11/15/48	1,164,531
	1,550,000	2.875	(j)	05/15/49	1,130,531

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)

$15,000	4.250%		08/15/54	$13,849
U.S. Treasury Inflation-Indexed Bonds
3,582,916	1.500		02/15/53	2,868,712
U.S. Treasury Notes
12,370,000	3.750		04/30/27	12,388,362
1,920,000	1.250	(j)	05/31/28	1,804,950
12,020,000	4.625	(j)	04/30/29	12,404,077
1,970,000	1.500		02/15/30	1,796,394
2,600	3.500		04/30/30	2,575
6,820,000	3.875		09/30/32	6,797,622
17,780,000	4.250		05/15/35	17,946,688

TOTAL U. S. TREASURY OBLIGATIONS (Cost $59,171,526)				$59,474,697

Shares	Dividend Rate			Value

Investment Company(k) – 0.2%

Goldman Sachs Financial Square Government Fund— Institutional Shares
878,926	4.042%			$878,926
(Cost $878,926)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 118.1% (Cost $431,492,402)				$429,841,776

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 0.5%

Certificates of Deposit – 0.5%
National Bank of Kuwait
$1,732,000	4.480%		12/02/25	$1,732,768
(Cost $1,732,030)

TOTAL INVESTMENTS – 118.6% (Cost $433,224,432)				$431,574,544

LIABILITIES IN EXCESS OF OTHER ASSETS – (18.6)%				(67,563,993)

NET ASSETS – 100.0%				$364,010,551

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)  Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b) Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(c)  Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2025.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $66,723,058 which represents approximately 18.3% of net assets as of September 30, 2025.
(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Actual maturity date is July 28, 2121.
(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(k)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	138,635	NZD	156,187	10/01/25	$1,184
	AUD	16,826,929	NZD	18,986,823	10/03/25	126,137
	AUD	31,269	NZD	35,652	10/09/25	17
	AUD	12,388,930	NZD	14,112,053	10/10/25	14,508
	AUD	62,126	NZD	70,829	10/15/25	30
	AUD	9,301	NZD	10,476	10/16/25	79
	AUD	1,368,330	USD	900,503	10/03/25	4,963
	AUD	1,314,148	USD	859,978	10/24/25	9,914
	AUD	1,409,214	USD	917,539	10/31/25	15,367
	AUD	4,177,333	USD	2,687,437	11/10/25	78,270
	AUD	2,981,732	USD	1,972,118	11/12/25	2,054
	AUD	7,485,418	USD	4,907,328	12/17/25	50,341
	BRL	3,514,963	USD	653,096	10/02/25	7,008
	BRL	3,406,510	USD	609,075	10/14/25	28,689
	CAD	1,238,654	USD	891,634	12/18/25	1,729
	CHF	1,729,743	EUR	1,850,538	10/03/25	675
	CHF	305,428	EUR	327,000	10/10/25	2
	CHF	2,303,532	USD	2,906,043	12/17/25	14,880
	CLP	306,805,232	USD	315,371	12/17/25	3,724
	CNH	12,773,662	USD	1,792,292	10/09/25	948
	CNH	1,816,918	USD	255,000	10/17/25	221
	CNH	20,096,526	USD	2,814,226	11/04/25	12,212
	CNH	21,792,032	USD	3,064,121	11/28/25	5,833
	COP	2,311,759,821	USD	569,247	12/17/25	14,196
	CZK	98,041,052	USD	4,708,005	12/17/25	29,447
	EUR	437,000	CZK	10,631,100	10/10/25	538
	EUR	1,519,632	PLN	6,476,781	10/03/25	2,576

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN S ACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	EUR	3,688,390	SEK	40,600,210	10/03/25	$17,714
	EUR	3,039,914	SEK	33,596,091	10/10/25	221
	EUR	3,705,496	USD	4,341,916	10/02/25	9,059
	EUR	4,548,142	USD	5,323,736	10/03/25	16,996
	EUR	3,010,781	USD	3,503,033	10/10/25	33,996
	EUR	2,713,301	USD	3,166,965	10/14/25	21,426
	EUR	2,535,517	USD	2,980,247	10/28/25	1,979
	EUR	6,173,137	USD	7,253,809	12/17/25	26,591
	GBP	1,669,301	EUR	1,910,090	10/03/25	2,127
	GBP	189,731	USD	255,000	10/03/25	173
	GBP	801,565	USD	1,077,993	10/10/25	96
	GBP	65,664	USD	88,273	12/17/25	46
	HUF	735,410,339	USD	2,148,473	12/17/25	54,758
	ILS	3,331,565	USD	994,872	12/17/25	11,212
	JPY	85,480,727	USD	573,940	10/03/25	4,264
	JPY	31,542,970	USD	213,517	10/10/25	11
	JPY	41,820,463	USD	280,900	11/25/25	3,505
	KRW	192,757,298	USD	137,145	12/17/25	633
	MXN	7,058,655	USD	384,647	10/03/25	666
	MXN	14,632,026	USD	784,139	10/15/25	13,512
	MXN	5,406,970	USD	286,458	11/14/25	7,356
	MXN	15,014,439	USD	806,794	11/18/25	8,747
	MXN	49,919,975	USD	2,672,963	12/17/25	30,190
	NOK	15,813,511	USD	1,553,367	11/10/25	31,569
	NOK	16,884,902	USD	1,688,162	12/17/25	4,151
	NZD	1,597,588	USD	924,831	10/02/25	1,435
	NZD	2,447,586	USD	1,413,890	10/03/25	5,245
	NZD	4,637,249	USD	2,682,185	11/10/25	10,574
	PLN	6,088,978	EUR	1,426,115	10/03/25	546
	SEK	8,810,901	USD	937,839	12/17/25	2,662
	SGD	1,612,644	USD	1,247,216	10/03/25	3,259
	TRY	20,302,378	USD	455,649	12/17/25	2,396
	USD	1,279,603	AUD	1,919,000	12/17/25	8,629
	USD	560,002	BRL	2,975,954	10/02/25	1,124
	USD	2,525,799	CAD	3,499,849	10/03/25	10,635
	USD	3,025,414	CAD	4,205,859	10/10/25	1,803
	USD	782,062	CAD	1,077,676	12/09/25	5,148
	USD	9,354,448	CAD	12,799,601	12/17/25	123,359
	USD	2,142,948	CHF	1,689,354	10/22/25	14,791
	USD	562,970	CHF	442,838	12/17/25	1,443
	USD	748,518	CNH	5,327,072	10/17/25	229
	USD	2,418,904	CNH	17,171,299	11/04/25	3,879
	USD	4,148,620	CNH	29,345,531	12/17/25	9,093
	USD	639,000	COP	2,509,992,000	10/16/25	172
	USD	250,676	COP	979,139,831	11/04/25	2,079
	USD	5,254,856	EUR	4,449,531	10/03/25	29,918
	USD	4,023,724	EUR	3,423,295	10/10/25	2,083
	USD	2,485,155	EUR	2,108,207	10/22/25	6,502
	USD	1,769,561	EUR	1,489,655	10/28/25	17,458
	USD	17,978,492	EUR	15,221,466	12/08/25	36,112
	USD	6,975,538	EUR	5,887,020	12/17/25	32,577
	USD	1,429,308	EUR	1,203,390	12/18/25	9,987
	USD	252,655	GBP	186,939	10/03/25	1,236
	USD	573,948	GBP	425,754	11/14/25	1,255

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	6,163,936	GBP	4,552,796	12/17/25	$40,325
	USD	3,475,600	INR	308,202,072	10/03/25	5,861
	USD	216,681	INR	19,109,097	10/06/25	1,640
	USD	1,703,270	INR	150,034,075	10/09/25	15,338
	USD	621,560	INR	55,070,193	10/15/25	2,238
	USD	639,000	INR	56,493,990	10/16/25	3,707
	USD	1,117,718	INR	99,320,215	10/20/25	1,113
	USD	431,588	INR	38,102,732	10/23/25	3,301
	USD	2,572,176	INR	228,666,445	10/27/25	2,545
	USD	894,000	INR	79,181,133	12/01/25	5,984
	USD	6,360,730	INR	555,367,556	12/17/25	139,355
	USD	874,465	INR	77,478,648	12/18/25	6,590
	USD	66,069	JPY	9,749,899	10/03/25	119
	USD	898,786	JPY	130,499,177	11/26/25	11,229
	USD	4,774,110	JPY	691,319,568	12/17/25	61,440
	USD	247,481	KRW	346,569,511	10/10/25	571
	USD	4,656,400	KRW	6,402,187,257	12/17/25	80,272
	USD	1,552,829	KRW	2,146,888,095	12/18/25	18,197
	USD	1,276,000	NOK	12,577,193	12/17/25	15,434
	USD	5,385,490	NZD	9,201,287	10/02/25	50,675
	USD	2,768,080	NZD	4,768,860	10/03/25	3,047
	USD	1,302,901	NZD	2,196,023	10/09/25	29,338
	USD	478,596	NZD	824,981	10/10/25	136
	USD	2,597,063	NZD	4,419,780	10/21/25	32,522
	USD	4,496,611	NZD	7,657,716	10/22/25	53,091
	USD	840,560	NZD	1,407,598	10/23/25	23,742
	USD	7,079,500	NZD	11,848,966	12/17/25	188,879
	USD	329,843	NZD	561,097	12/18/25	3,530
	USD	2,010,094	PLN	7,289,584	12/17/25	7,163
	USD	5,772,226	SEK	53,187,215	12/15/25	95,608
	USD	1,152,179	SEK	10,667,404	12/17/25	13,510
	USD	1,968,269	SGD	2,529,789	10/03/25	6,623
	USD	971,489	SGD	1,251,905	10/10/25	164
	USD	1,280,000	SGD	1,640,845	12/17/25	523
	USD	1,147,309	TWD	33,244,132	12/17/25	49,507
	ZAR	27,817,053	USD	1,580,581	12/17/25	21,105

TOTAL						$2,066,591

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	959,301	USD	639,000	12/17/25	$(3,645)
	BRL	2,975,954	USD	555,693	11/04/25	(1,381)
	CAD	4,207,277	USD	3,025,414	10/03/25	(1,857)
	CAD	801,200	USD	581,425	12/09/25	(3,827)
	CAD	10,862,774	USD	7,918,908	12/17/25	(84,660)
	CAD	1,859,625	USD	1,353,530	12/18/25	(12,300)
	CHF	603,260	EUR	647,000	10/03/25	(1,657)
	CHF	1,699,041	USD	2,155,235	10/22/25	(14,876)
	CHF	1,879,094	USD	2,395,431	12/17/25	(12,706)
	CHF	230,571	USD	293,411	12/18/25	(1,005)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN S ACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	CNH	715,831	USD	100,743	10/09/25	$(251)
	CNH	8,944,650	USD	1,257,265	10/10/25	(1,471)
	CNH	14,109,856	USD	1,993,199	11/18/25	(6,837)
	CNH	31,190,975	USD	4,407,952	12/17/25	(8,104)
	COP	1,001,385,000	USD	255,000	10/31/25	(622)
	COP	982,649,293	USD	250,676	11/04/25	(1,188)
	COP	3,455,567,687	USD	883,551	11/26/25	(8,720)
	CZK	13,262,496	USD	641,445	12/17/25	(586)
	EUR	2,493,571	CHF	2,333,002	10/03/25	(3,676)
	EUR	490,072	CHF	458,181	10/10/25	(554)
	EUR	215,000	CHF	200,298	12/12/25	(326)
	EUR	2,983,309	GBP	2,608,760	10/03/25	(5,382)
	EUR	803,335	GBP	702,264	10/10/25	(783)
	EUR	976,030	PLN	4,170,373	10/03/25	(1,224)
	EUR	1,425,360	PLN	6,088,978	10/10/25	(523)
	EUR	1,194,000	SEK	13,232,544	10/03/25	(3,775)
	EUR	546,000	SEK	6,043,925	10/10/25	(993)
	EUR	2,933,426	USD	3,449,113	10/03/25	(4,486)
	EUR	1,778,634	USD	2,091,674	10/16/25	(1,331)
	EUR	2,709,667	USD	3,186,026	10/22/25	(228)
	EUR	867,222	USD	1,025,490	10/28/25	(5,480)
	EUR	1,756,203	USD	2,081,979	11/03/25	(15,766)
	EUR	2,675,046	USD	3,155,751	11/05/25	(8,165)
	EUR	2,665,651	USD	3,139,070	11/10/25	(1,706)
	EUR	11,383,258	USD	13,442,356	12/08/25	(24,283)
	EUR	6,362,795	USD	7,551,199	12/17/25	(47,123)
	EUR	272,180	USD	321,980	12/18/25	(961)
	GBP	939,459	EUR	1,076,000	10/03/25	(10)
	GBP	800,556	USD	1,079,958	10/03/25	(3,272)
	GBP	838,623	USD	1,138,682	10/23/25	(10,666)
	GBP	219,300	USD	296,569	11/14/25	(1,583)
	GBP	3,363,412	USD	4,575,079	12/17/25	(51,214)
	GBP	343,568	USD	462,362	03/18/26	(478)
	INR	308,202,072	USD	3,478,765	10/03/25	(9,026)
	INR	19,109,949	USD	215,310	10/06/25	(260)
	INR	150,042,477	USD	1,699,731	10/09/25	(11,704)
	INR	2,731,555	USD	30,775	10/15/25	(56)
	INR	274,669,481	USD	3,121,000	10/20/25	(33,039)
	INR	112,994,304	USD	1,272,000	10/27/25	(2,230)
	INR	54,753,090	USD	619,078	11/14/25	(4,409)
	INR	603,153,338	USD	6,801,275	12/17/25	(44,591)
	INR	77,976,777	USD	880,990	12/18/25	(7,536)
	JPY	634,974,750	USD	4,340,935	11/25/25	(22,700)
	JPY	96,670,568	USD	665,799	11/26/25	(8,318)
	JPY	619,799,498	USD	4,276,899	12/17/25	(51,775)
	JPY	51,950,165	USD	358,258	12/18/25	(4,077)
	KRW	349,141,000	USD	251,000	10/10/25	(2,258)
	KRW	9,745,597,948	USD	7,088,500	12/17/25	(122,582)
	NOK	12,542,673	USD	1,273,000	12/17/25	(15,893)
	NZD	19,127,633	AUD	16,826,930	10/03/25	(44,494)
	NZD	34,565	AUD	30,774	10/23/25	(312)
	NZD	7,598,234	USD	4,496,482	10/02/25	(91,100)
	NZD	5,195,974	USD	3,037,725	10/03/25	(25,049)
	NZD	4,855,995	USD	2,840,757	10/09/25	(24,570)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	NZD	4,767,685	USD	2,768,080	10/10/25	$(2,987)
	NZD	3,192,408	USD	1,891,183	10/21/25	(38,814)
	NZD	5,053,473	USD	2,999,741	10/22/25	(67,378)
	NZD	1,125,308	USD	670,507	10/23/25	(17,500)
	NZD	8,423,626	USD	4,949,757	11/04/25	(59,397)
	NZD	11,659,952	USD	6,929,834	12/17/25	(149,132)
	PLN	4,558,176	EUR	1,070,298	10/03/25	(2,781)
	PLN	9,333,715	USD	2,565,511	12/17/25	(922)
	SEK	53,832,754	EUR	4,878,850	10/03/25	(9,780)
	SEK	341,513	EUR	31,038	10/06/25	(164)
	SEK	522,748	EUR	47,598	12/19/25	(335)
	SEK	53,072,396	USD	5,759,765	12/15/25	(95,402)
	SEK	5,811,361	USD	629,886	12/17/25	(9,565)
	SGD	2,396,797	USD	1,863,976	10/03/25	(5,453)
	SGD	4,192,434	USD	3,291,150	12/17/25	(22,026)
	TWD	19,254,030	USD	638,000	10/15/25	(5,493)
	TWD	4,028,407	USD	139,720	12/17/25	(6,692)
	TWD	8,094,797	USD	270,777	12/18/25	(3,444)
	USD	905,804	AUD	1,371,282	10/03/25	(1,615)
	USD	876,116	AUD	1,324,701	10/10/25	(572)
	USD	496,598	AUD	750,942	10/24/25	(484)
	USD	434,893	AUD	657,633	10/31/25	(464)
	USD	2,724,209	AUD	4,234,492	11/10/25	(79,341)
	USD	3,294,463	AUD	5,031,851	12/17/25	(38,184)
	USD	97,385	BRL	539,009	10/02/25	(3,840)
	USD	622,763	BRL	3,406,511	10/14/25	(15,001)
	USD	528,634	BRL	2,970,046	12/17/25	(19,188)
	USD	511,000	CAD	711,774	10/03/25	(516)
	USD	891,634	CAD	1,238,714	12/17/25	(1,728)
	USD	5,255,443	CHF	4,156,308	12/17/25	(14,833)
	USD	251,316	CLP	243,582,810	12/17/25	(2,024)
	USD	3,344,208	CNH	23,955,575	10/09/25	(18,812)
	USD	1,255,395	CNH	8,944,650	10/10/25	(398)
	USD	19,039	CNH	135,828	10/17/25	(41)
	USD	3,104,162	CNH	22,092,324	11/18/25	(5,958)
	USD	392,641	CNH	2,787,942	12/17/25	(630)
	USD	495,728	COP	2,060,111,721	12/17/25	(24,204)
	USD	4,153,691	CZK	87,035,021	12/17/25	(51,938)
	USD	4,305,045	EUR	3,705,496	10/02/25	(45,929)
	USD	3,558,766	EUR	3,032,893	10/03/25	(2,660)
	USD	1,112,705	EUR	949,728	10/10/25	(3,023)
	USD	1,987,908	EUR	1,692,701	10/14/25	(1,180)
	USD	1,516,843	EUR	1,305,773	10/28/25	(18,982)
	USD	1,252,910	EUR	1,069,127	11/03/25	(4,942)
	USD	7,388,598	EUR	6,288,346	12/17/25	(27,676)
	USD	345,903	EUR	292,222	03/18/26	(281)
	USD	1,077,993	GBP	801,599	10/03/25	(97)
	USD	990,000	GBP	743,502	12/17/25	(10,027)
	USD	3,149,020	HUF	1,068,715,060	12/17/25	(52,766)
	USD	636,000	IDR	10,671,444,000	10/29/25	(3,242)
	USD	1,903,415	ILS	6,519,651	12/17/25	(65,425)
	USD	510,875	JPY	75,730,828	10/03/25	(1,381)
	USD	2,555,164	JPY	375,813,546	11/25/25	(608)
	USD	383,945	MXN	7,054,197	10/03/25	(1,124)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	384,647	MXN	7,063,899	10/10/25	$(657)
	USD	745,770	MXN	13,867,028	10/15/25	(10,178)
	USD	1,529,245	MXN	28,908,234	12/17/25	(36,128)
	USD	419,902	MXN	7,779,712	12/18/25	(1,322)
	USD	1,492,073	NOK	15,189,526	11/10/25	(30,323)
	USD	374,497	NOK	3,779,662	12/17/25	(4,325)
	USD	1,655,344	NZD	2,859,656	10/03/25	(2,714)
	USD	6,088,960	NZD	10,524,917	11/04/25	(21,313)
	USD	172,667	NZD	298,732	12/17/25	(1,057)
	USD	1,299,000	PLN	4,742,161	12/17/25	(3,986)
	USD	496,580	SEK	4,662,532	12/17/25	(1,113)
	USD	1,145,000	SGD	1,479,994	10/03/25	(2,616)
	USD	167,824	TWD	5,103,896	12/17/25	(719)
	USD	2,116,475	ZAR	37,369,479	12/17/25	(35,232)

TOTAL						$(2,053,722)

FORWARD SALES CONTRACTS — At September 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage
Association	3.000%	TBA - 30yr	10/20/25	$(2,000,000)	$(1,786,366)
Government National Mortgage
Association	5.000	TBA - 30yr	10/15/25	(3,000,000)	(2,985,934)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/14/25	(8,000,000)	(6,447,500)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	10/14/25	(6,000,000)	(5,269,922)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/14/25	(14,000,000)	(13,578,907)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	10/14/25	(6,000,000)	(5,950,078)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	10/15/25	(3,000,000)	(3,100,195)

(PROCEEDS RECEIVED: $(39,077,598))					$(39,118,902)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	383	12/19/25	$43,087,500	$(52,345)
2 Year U.S. Treasury Notes	177	12/31/25	36,886,524	(79,622)
20 Year U.S. Treasury Bonds	207	12/19/25	24,134,906	413,746
5 Year U.S. Treasury Notes	103	12/31/25	11,247,117	(3,563)
ICE 3M Sonia Bonds	88	03/17/26	28,439,782	(34,806)
ICE 3M Sonia Bonds	70	06/16/26	22,653,150	(9,705)
ICE 3M Sonia Bonds	53	03/16/27	17,177,510	(24,061)
Ultra Long U.S. Treasury Bonds	176	12/19/25	21,131,000	422,397

Total				$632,041

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
30 Year German Euro-Buxl	(1)	12/08/25	$(134,405)	$(2,209)
5 Year German Euro-Bobl	(33)	12/08/25	(4,564,392)	1,494
5 Year German Euro-Bund	(53)	12/08/25	(8,000,228)	(52,029)
Euro-Schatz	(1)	12/08/25	(125,600)	227
Ultra 10-Year U.S. Treasury Notes	(248)	12/19/25	(28,539,375)	(279,521)

Total				$(332,038)

TOTAL FUTURES CONTRACTS				$300,003

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	13.750%(a)	01/04/27	BRL	22,260		$(20,282)	$(21,362)	$1,080
13.750%(b)	1M BID Average(b)	01/04/27		29,110		26,523	12,618	13,905
3.062 (b)	12M SOFR(b)	08/31/27		$14,290	(c)	11,632	(4,838)	16,470
3.294 (a)	12M SOFR(a)	09/15/27		26,350	(c)	14,232	(69,580)	83,812
12M EURO(a)	1.750(a)	12/17/27	EUR	2,170	(c)	(9,447)	(9,118)	(329)
2.250(d)	12M CDOR(d)	12/17/27	CAD	2,490	(c)	2,817	8,367	(5,550)
0.000(a)	12M CHFOR(a)	12/17/27	CHF	8,220	(c)	40,429	36,128	4,301
1.000(a)	12M JYOR(a)	12/17/27	JPY	1,049,000	(c)	3,803	(8,582)	12,385
3.500(a)	12M SOFR(a)	12/17/27		$27,320	(c)	(106,826)	(130,059)	23,233
3M STIBOR(e)	2.000(a)	12/17/27	SEK	198,850	(c)	(38,480)	(4,938)	(33,542)
12M CDOR(d)	2.250(d)	12/17/27	CAD	14,060	(c)	(15,906)	(51,657)	35,751
12M CDOR(d)	2.500(d)	12/17/27		3,780	(c)	8,853	7,933	920
12M SOFR(a)	3.500(a)	12/17/27		$930	(c)	3,637	6,980	(3,343)
12M SOFR(a)	3.750(a)	12/17/27		1,900	(c)	16,513	23,350	(6,837)
6M NIBOR(d)	3.750(a)	12/17/27	NOK	294,920	(c)	(201,462)	(54,507)	(146,955)
3.750(e)	3M AUDOR(e)	12/17/27	AUD	60,360	(c)	(213,364)	(370,152)	156,788
3M AUDOR(e)	4.000(e)	12/17/27		1,620	(c)	10,850	15,741	(4,891)
12M GBP(a)	4.000(a)	12/17/27	GBP	33,470	(c)	226,410	276,359	(49,949)
2.000(a)	6M EURO(d)	12/17/27	EUR	2,200	(c)	8,998	4,878	4,120
Mexico Interbank TIIE 28 Days(f)	7.250(f)	03/15/28	MXN	32,000	(c)	7,707	8,690	(983)
12M THOR(e)	1.000(e)	03/18/28	THB	51,390	(c)	984	(125)	1,109
3M CNRR(e)	1.500(e)	03/18/28	CNY	9,100	(c)	(1,785)	(1,249)	(536)
4.500(d)	12M CLICP(d)	03/18/28	CLP	812,620	(c)	739	(1,351)	2,090
8.500(e)	12M CPIBR(e)	03/18/28	COP	4,258,110	(c)	(1,316)	(5,900)	4,584
6M PRIBO(d)	3.750(a)	03/18/28	CZK	32,230	(c)	(1,549)	2,986	(4,535)
2.250(e)	3M KWCDC(e)	03/18/28	KRW	583,830	(c)	2,007	539	1,468
12M MIBOR(d)	5.500(d)	03/18/28	INR	197,470	(c)	(833)	(394)	(439)
6M BUBOR(d)	6.000(a)	03/18/28	HUF	368,260	(c)	(1,569)	358	(1,927)
3M JIBAR(e)	6.750(e)	03/18/28	ZAR	11,810	(c)	1,226	716	510
3.750(a)	6M WIBOR(d)	03/18/28	PLN	1,340	(c)	1,031	1,460	(429)
12M SOFR(b)	3.368(b)	06/23/28		$83,620	(c)	137,128	56,738	80,390
12M EURO(b)	2.000(b)	09/10/28	EUR	86,624	(c)	(163,250)	(75,443)	(87,807)
2.500(b)	6M EURO(d)	09/10/28		86,624	(c)	(99,829)	(188,024)	88,195
1M BID Average(a)	13.250(a)	01/02/29	BRL	8,100		(3,105)	(20,376)	17,271

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(d)	2.400%(a)	08/11/29	EUR	15,290	(c)	$(20,215)	$(4,139)	$(16,076)
3.253%(a)	12M SOFR(a)	02/28/30		$13,470	(c)	40,464	2,681	37,783
3.600(a)	12M SOFR(a)	06/23/30		87,900	(c)	(282,080)	(62,599)	(219,481)
3.528 (a)	12M SOFR(a)	07/15/30		4,210	(c)	(20,265)	(2,775)	(17,490)
12M EURO(a)	2.200(a)	10/10/30	EUR	3,840	(c)	4,378	6,299	(1,921)
12M SOFR(a)	3.373(a)	11/06/30		$12,330	(c)	(383)	42,308	(42,691)
1.000(a)	12M JYOR(a)	12/17/30	JPY	2,510,000	(c)	188,193	107,391	80,802
6M EURO(d)	2.250(a)	12/17/30	EUR	13,560	(c)	(122,143)	(108,880)	(13,263)
12M CDOR(d)	2.500(d)	12/17/30	CAD	3,160	(c)	(4,228)	(23,734)	19,506
3M NZDOR(e)	3.500(d)	12/17/30	NZD	7,470	(c)	69,906	31,362	38,544
12M GBP(a)	3.750(a)	12/17/30	GBP	5,310	(c)	(29,092)	(6,047)	(23,045)
2.250(a)	6M EURO(d)	12/17/30	EUR	830	(c)	7,476	8,097	(621)
Mexico Interbank TIIE 28 Days(f)	7.500(f)	03/12/31	MXN	14,750	(c)	4,333	6,556	(2,223)
1.250(e)	12M THOR(e)	03/18/31	THB	38,020	(c)	(5,446)	(3,581)	(1,865)
3M JIBAR(e)	7.250(e)	03/18/31	ZAR	6,850	(c)	1,969	265	1,704
12M CPIBR(e)	8.750(e)	03/18/31	COP	2,014,940	(c)	113	3,581	(3,468)
12M SOFR(a)	3.379(a)	08/31/31		$20,300	(c)	(2,189)	69,638	(71,827)
12M SOFR(a)	3.845(a)	05/21/32		7,230	(c)	115,127	33,199	81,928
1.295(a)	12M JYOR(a)	08/02/34	JPY	912,780	(c)	103,828	(274,115)	377,943
12M EURO(a)	2.500(a)	08/15/34	EUR	6,680	(c)	35,365	3,142	32,223
12M SOFR(a)	4.098(a)	06/24/35		$21,410	(c)	130,457	(11,030)	141,487
0.500(a)	12M CHFOR(a)	12/17/35	CHF	640	(c)	(1,865)	(2,607)	742
1.250(a)	12M JYOR(a)	12/17/35	JPY	1,717,000	(c)	304,752	224,414	80,338
3.750(a)	12M SOFR(a)	12/17/35		$5,660	(c)	(44,600)	(46,429)	1,829
3M STIBOR(e)	2.750(a)	12/17/35	SEK	25,170	(c)	(440)	7,536	(7,976)
12M CDOR(d)	2.750(d)	12/17/35	CAD	1,370	(c)	(12,451)	(31,831)	19,380
3M NZDOR(e)	4.000(d)	12/17/35	NZD	3,590	(c)	47,034	20,679	26,355
12M GBP(a)	4.000(a)	12/17/35	GBP	1,090	(c)	(19,948)	(11,245)	(8,703)
4.250(d)	6M AUDOR(d)	12/17/35	AUD	100	(c)	340	(429)	769
2.500(a)	6M EURO(d)	12/17/35	EUR	3,920	(c)	82,978	70,401	12,577
4.000(a)	6M NIBOR(d)	12/17/35	NOK	9,640	(c)	6,618	(4,941)	11,559
Mexico Interbank TIIE 28 Days(f)	8.000(f)	03/05/36	MXN	7,370	(c)	5,122	6,249	(1,127)
6M WIBOR(d)	4.500(a)	03/18/36	PLN	350	(c)	(312)	(767)	455
12M CLICP(d)	5.250(d)	03/18/36	CLP	412,010	(c)	(1,497)	2,191	(3,688)
6M BUBOR(d)	6.500(a)	03/18/36	HUF	8,410	(c)	(197)	(50)	(147)
4.000(a)	6M PRIBOR(d)	03/18/36	CZK	6,660	(c)	5,727	1,084	4,643
3M JIBAR(e)	8.500(e)	03/18/36	ZAR	4,590	(c)	5,992	1,552	4,440
3.805(a)	12M SOFR(a)	08/31/36		$11,170	(c)	(90,642)	(90,833)	191
12M SOFR(a)	4.574(a)	07/16/40		23,920	(c)	90,939	(47,336)	138,275
6M EURO(d)	3.300(a)	07/30/40	EUR	13,490	(c)	(15,920)	(12,504)	(3,416)
12M JYOR(a)	2.160(a)	08/02/44	JPY	1,066,839	(c)	(269,246)	(376,162)	106,916
3.000(a)	6M EURO(d)	07/30/45	EUR	32,280	(c)	194,388	142,468	51,920
6M EURO(d)	2.500(a)	12/17/45		1,210	(c)	(94,512)	(94,221)	(291)
4.213(a)	12M SOFR(a)	05/21/55		$4,750	(c)	(10,039)	6,013	(16,052)
3.848(a)	12M SOFR(a)	07/17/55		18,460	(c)	(18,902)	55,600	(74,502)
6M EURO(d)	2.600(a)	07/29/55	EUR	21,660	(c)	(102,633)	(68,810)	(33,823)
2.800(a)	6M EURO(d)	08/13/55		5,380	(c)	82,806	21,574	61,232
6M EURO(d)	2.900(a)	08/15/55		4,990	(c)	16,822	19,666	(2,844)
3.977(a)	12M SOFR(a)	11/06/55		$3,290	(c)	(29,277)	(24,505)	(4,772)
12M JYOR(a)	2.000(a)	12/17/55	JPY	351,000	(c)	(248,236)	(260,207)	11,971
2.250(a)	6M EURO(d)	12/17/55	EUR	2,380	(c)	371,067	372,145	(1,078)
12M EURO(a)	2.530(a)	03/19/56		6,000	(c)	(395,322)	(273,042)	(122,280)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.610%(a)	6M EURO(d)	03/19/56	EUR	6,000	(c)	$434,935	$296,859	$138,076
2.600(a)	6M EURO(d)	08/16/75		3,710	(c)	(21,669)	(12,215)	(9,454)
2.750(a)	6M EURO(d)	12/17/75		690	(c)	13,771	15,733	(1,962)

TOTAL						$147,667	$(830,165)	$977,832

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.
(f)	Payments made at monthly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.711%	MS & Co. Int. PLC	12/15/56	$1,800	$(22,701)	$(22,800)	$99

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 43	1.000%	0.418%	12/20/29	$23,000	$531,448	$399,189	$132,259

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	2.250%	01/30/2026	7,640,000	$ 7,640,000	$ 21,302	$ 34,474	$ (13,172)
6M IRS	Barclays Bank PLC	1.750	01/30/2026	7,640,000	7,640,000	1,496	5,237	(3,741)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	2,370,000	2,370,000	3,206	29,991	(26,785)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	2,390,000	2,390,000	7,684	35,923	(28,239)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	6,830,000	6,830,000	28,416	46,353	(17,937)
9M IRS	BNP Paribas SA	2.450	03/24/2026	1,280,000	1,280,000	7,245	20,254	(13,009)
9M IRS	BNP Paribas SA	2.250	04/29/2026	1,770,000	1,770,000	7,258	11,950	(4,692)
1Y IRS	BofA Securities LLC	2.000	09/04/2026	3,620,000	3,620,000	6,452	11,089	(4,637)

Total purchased option contracts				33,540,000	$ 33,540,000	$ 83,059	$ 195,271	$(112,212)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.617	10/10/2025	(2,070,000)	(2,070,000)	(2,330)	(12,574)	10,244
1M IRS	Barclays Bank PLC	2.661	10/17/2025	(2,060,000)	(2,060,000)	(6,815)	(11,956)	5,141
1M IRS	Barclays Bank PLC	2.708	10/24/2025	(2,110,000)	(2,110,000)	(13,572)	(11,856)	(1,716)
6M IRS	Barclays Bank PLC	2.000	01/30/2026	(15,280,000)	(15,280,000)	(11,200)	(28,801)	17,601
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(710,000)	(710,000)	(4,629)	(36,275)	31,646
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(640,000)	(640,000)	(17,001)	(46,584)	29,583
9M IRS	BNP Paribas SA	2.498	03/24/2026	(540,000)	(540,000)	(6,980)	(20,350)	13,370
9M IRS	BNP Paribas SA	2.586	04/29/2026	(410,000)	(410,000)	(8,196)	(11,953)	3,757
9M IRS	BNP Paribas SA	2.400	05/11/2026	(723,810)	(723,810)	(4,787)	(9,494)	4,707
1Y IRS	BofA Securities LLC	2.551	09/04/2026	(360,000)	(360,000)	(9,927)	(11,213)	1,286
1M IRS	JPMorgan Securities, Inc.	3.653	10/29/2025	(2,230,000)	(2,230,000)	(16,056)	(16,056)	—
2M IRS	JPMorgan Securities, Inc.	2.680	10/03/2025	(1,940,000)	(1,940,000)	(4,013)	(13,890)	9,877
1M IRS	MS & Co. Int. PLC	3.487	10/14/2025	(2,190,000)	(2,190,000)	(1,927)	(16,272)	14,345
1M IRS	MS & Co. Int. PLC	3.582	10/20/2025	(2,200,000)	(2,200,000)	(7,355)	(15,356)	8,001
1M IRS	MS & Co. Int. PLC	3.672	10/27/2025	(2,210,000)	(2,210,000)	(16,904)	(16,095)	(809)

				(35,673,810)	$(35,673,810)	$(131,692)	$(278,725)	$ 147,033

Puts
1M IRS	Barclays Bank PLC	2.617	10/10/2025	(2,070,000)	(2,070,000)	(16,993)	(12,574)	(4,419)
1M IRS	Barclays Bank PLC	2.661	10/17/2025	(2,060,000)	(2,060,000)	(12,482)	(11,956)	(526)
1M IRS	Barclays Bank PLC	2.708	10/24/2025	(2,110,000)	(2,110,000)	(9,594)	(11,856)	2,262
1M IRS	JPMorgan Securities, Inc.	3.653	10/29/2025	(2,230,000)	(2,230,000)	(16,276)	(16,056)	(220)
2M IRS	JPMorgan Securities, Inc.	2.680	10/03/2025	(1,940,000)	(1,940,000)	(4,651)	(13,890)	9,239
1M IRS	MS & Co. Int. PLC	3.487	10/14/2025	(2,190,000)	(2,190,000)	(32,628)	(16,271)	(16,357)
1M IRS	MS & Co. Int. PLC	3.582	10/20/2025	(2,200,000)	(2,200,000)	(20,625)	(15,356)	(5,269)
1M IRS	MS & Co. Int. PLC	3.672	10/27/2025	(2,210,000)	(2,210,000)	(13,529)	(16,095)	2,566

				(17,010,000)	$(17,010,000)	$(126,778)	$(114,054)	$ (12,724)

Total written option contracts				(52,683,810)	$(52,683,810)	$(258,470)	$(392,779)	$ 134,309

TOTAL				(19,143,810)	$(19,143,810)	$(175,411)	$(197,508)	$ 22,097

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CNH	BofA Securities LLC	$ 7.105	11/14/2025	5,112,000	$ 5,112,000	$ 20,520	$ 16,650	$ 3,870
Call USD/Put JPY	BofA Securities LLC	150.000	11/20/2025	7,635,000	7,635,000	44,810	79,465	(34,655)
Call USD/Put MXN	BofA Securities LLC	18.780	11/13/2025	2,554,000	2,554,000	14,683	28,158	(13,475)
Call USD/Put CNH	Citibank NA	7.132	11/26/2025	7,635,000	7,635,000	19,790	23,249	(3,459)
Call USD/Put COP	Deutsche Bank AG (London)	3,957.000	11/24/2025	2,545,000	2,545,000	42,168	34,892	7,276
Call USD/Put JPY	JPMorgan Securities, Inc.	147.150	11/20/2025	5,007,000	5,007,000	67,244	68,846	(1,602)
Call USD/Put CNH	MS & Co. Int. PLC	7.145	10/31/2025	5,004,000	5,004,000	6,320	20,391	(14,071)

				35,492,000	$ 35,492,000	$ 215,535	$ 271,651	$ (56,116)

Puts
Put NZD/Call USD	Barclays Bank PLC	0.588	10/17/2025	8,650,000	8,650,000	80,323	41,924	38,399
Put NZD/Call USD	Barclays Bank PLC	0.590	10/20/2025	12,927,000	12,927,000	141,690	66,307	75,383
Put NZD/Call USD	Barclays Bank PLC	0.575	10/31/2025	8,745,000	8,745,000	29,400	35,438	(6,038)
Put EUR/Call USD	BNP Paribas SA	1.162	10/09/2025	6,501,000	6,501,000	5,755	59,762	(54,007)
Put NZD/Call USD	BNP Paribas SA	0.584	10/31/2025	8,642,000	8,642,000	66,024	41,930	24,094
Put AUD/Call USD	BofA Securities LLC	0.656	11/10/2025	7,743,000	7,743,000	35,486	52,685	(17,199)
Put EUR/Call USD	BofA Securities LLC	1.169	11/06/2025	6,508,000	6,508,000	41,558	66,901	(25,343)
Put GBP/Call USD	BofA Securities LLC	1.354	10/21/2025	3,767,000	3,767,000	49,092	41,978	7,114
Put AUD/Call NZD	Citibank NA	1.114	10/13/2025	3,848,000	3,848,000	153	153	—
Put AUD/Call USD	Citibank NA	0.647	10/22/2025	3,738,000	3,738,000	3,624	32,936	(29,312)
Put EUR/Call USD	Citibank NA	1.172	10/24/2025	2,080,000	2,080,000	12,591	26,718	(14,127)
Put EUR/Call USD	Citibank NA	1.165	10/30/2025	4,332,000	4,332,000	18,839	28,137	(9,298)
Put EUR/Call USD	Citibank NA	1.173	11/03/2025	6,467,000	6,467,000	49,564	47,178	2,386
Put NZD/Call USD	Citibank NA	0.573	11/06/2025	13,118,000	13,118,000	43,281	57,826	(14,545)
Put EUR/Call USD	Deutsche Bank AG (London)	1.173	10/14/2025	4,365,000	4,365,000	19,694	18,453	1,241
Put EUR/Call USD	Deutsche Bank AG (London)	1.168	10/24/2025	6,534,000	6,534,000	29,481	47,124	(17,643)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.581	10/07/2025	12,779,000	12,779,000	37,095	63,292	(26,197)
Put USD/Call BRL	JPMorgan Securities, Inc.	5.440	10/09/2025	1,209,000	1,209,000	25,377	15,294	10,083
Put AUD/Call USD	MS & Co. Int. PLC	0.644	10/29/2025	3,774,000	3,774,000	3,996	32,497	(28,501)
Put EUR/Call USD	UBS AG (London)	1.147	10/24/2025	2,117,000	2,117,000	1,593	21,397	(19,804)

				127,844,000	$ 127,844,000	$ 694,616	$ 797,930	$(103,314)

Total purchased option contracts				163,336,000	$ 163,336,000	$ 910,151	$ 1,069,581	$(159,430)

Written option contracts
Calls
Call AUD/Put NZD	Barclays Bank PLC	1.112	10/06/2025	(3,846,000)	(3,846,000)	(64,839)	(11,133)	(53,706)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call EUR/Put CZK	Barclays Bank PLC	$ 24.300	10/29/2025	(1,090,000)	$ (1,090,000)	$ (6,643)	$ (5,192)	$ (1,451)
Call EUR/Put CZK	Barclays Bank PLC	24.330	10/30/2025	(1,093,000)	(1,093,000)	(5,981)	(5,048)	(933)
Call EUR/Put CHF	BNP Paribas SA	0.932	10/10/2025	(1,085,000)	(1,085,000)	(4,876)	(7,044)	2,168
Call EUR/Put GBP	BNP Paribas SA	0.872	10/21/2025	(1,079,000)	(1,079,000)	(6,866)	(6,959)	93
Call EUR/Put GBP	BNP Paribas SA	0.874	10/29/2025	(1,090,000)	(1,090,000)	(6,429)	(6,609)	180
Call EUR/Put PLN	BNP Paribas SA	4.260	10/20/2025	(1,077,000)	(1,077,000)	(6,407)	(5,571)	(836)
Call AUD/Put NZD	BofA Securities LLC	1.114	10/13/2025	(1,924,000)	(1,924,000)	(29,802)	(5,952)	(23,850)
Call AUD/Put NZD	BofA Securities LLC	1.117	10/15/2025	(1,919,000)	(1,919,000)	(27,188)	(5,803)	(21,385)
Call AUD/Put NZD	BofA Securities LLC	1.123	10/21/2025	(1,922,000)	(1,922,000)	(20,397)	(6,772)	(13,625)
Call EUR/Put SEK	BofA Securities LLC	10.995	10/06/2025	(1,082,000)	(1,082,000)	(7,242)	(7,417)	175
Call EUR/Put SEK	BofA Securities LLC	10.935	10/10/2025	(1,085,000)	(1,085,000)	(13,994)	(7,684)	(6,310)
Call USD/Put CAD	BofA Securities LLC	1.382	10/14/2025	(1,277,000)	(1,277,000)	(9,344)	(6,324)	(3,020)
Call USD/Put CAD	BofA Securities LLC	1.375	10/17/2025	(1,277,000)	(1,277,000)	(14,615)	(6,225)	(8,390)
Call USD/Put CNH	BofA Securities LLC	7.145	10/31/2025	(5,004,000)	(5,004,000)	(6,320)	(5,955)	(365)
Call USD/Put INR	BofA Securities LLC	88.400	10/03/2025	(1,277,000)	(1,277,000)	(6,722)	(4,604)	(2,118)
Call USD/Put SGD	BofA Securities LLC	1.280	10/07/2025	(1,262,000)	(1,262,000)	(9,321)	(6,461)	(2,860)
Call AUD/Put NZD	Citibank NA	1.140	10/07/2025	(1,947,000)	(1,947,000)	(3,262)	(2,957)	(305)
Call EUR/Put PLN	Citibank NA	4.250	10/15/2025	(1,087,000)	(1,087,000)	(7,731)	(5,828)	(1,903)
Call USD/Put CAD	Citibank NA	1.372	10/01/2025	(1,257,000)	(1,257,000)	(17,524)	(6,880)	(10,644)
Call USD/Put CAD	Citibank NA	1.390	10/28/2025	(1,277,000)	(1,277,000)	(5,472)	(5,874)	402
Call USD/Put CNH	Citibank NA	7.105	11/14/2025	(5,112,000)	(5,112,000)	(20,520)	(24,819)	4,299
Call USD/Put SGD	Citibank NA	1.282	10/21/2025	(1,271,000)	(1,271,000)	(8,109)	(5,631)	(2,478)
Call EUR/Put SEK	Deutsche Bank AG (London)	11.000	10/02/2025	(1,074,000)	(1,074,000)	(6,213)	(7,536)	1,323
Call EUR/Put GBP	HSBC Bank PLC	0.874	10/23/2025	(1,079,000)	(1,079,000)	(5,859)	(6,741)	882
Call EUR/Put PLN	HSBC Bank PLC	4.263	10/10/2025	(1,085,000)	(1,085,000)	(4,520)	(6,094)	1,574
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.125	10/23/2025	(1,928,000)	(1,928,000)	(18,468)	(6,427)	(12,041)
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.936	10/01/2025	(1,074,000)	(1,074,000)	(125)	(7,359)	7,234
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.934	10/15/2025	(1,087,000)	(1,087,000)	(3,271)	(5,800)	2,529
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.932	10/20/2025	(1,077,000)	(1,077,000)	(5,082)	(5,781)	699
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.260	10/23/2025	(1,079,000)	(1,079,000)	(7,131)	(5,487)	(1,644)
Call EUR/Put SEK	JPMorgan Securities, Inc.	10.990	10/07/2025	(1,085,000)	(1,085,000)	(7,967)	(7,800)	(167)
Call EUR/Put SEK	JPMorgan Securities, Inc.	10.940	10/14/2025	(1,089,000)	(1,089,000)	(13,766)	(7,534)	(6,232)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.104	10/21/2025	(1,271,000)	(1,271,000)	(4,940)	(4,016)	(924)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put SGD	JPMorgan Securities, Inc.	$ 1.290	10/29/2025	(1,273,000)	$ (1,273,000)	$ (4,153)	$ (6,161)	$ 2,008
Call AUD/Put NZD	MS & Co. Int. PLC	1.126	10/20/2025	(1,914,000)	(1,914,000)	(17,338)	(7,201)	(10,137)
Call EUR/Put CHF	MS & Co. Int. PLC	0.936	10/07/2025	(1,085,000)	(1,085,000)	(1,148)	(7,120)	5,972
Call EUR/Put GBP	MS & Co. Int. PLC	0.873	10/06/2025	(1,078,000)	(1,078,000)	(2,913)	(4,610)	1,697
Call EUR/Put SGD	MS & Co. Int. PLC	1.512	10/09/2025	(1,083,000)	(1,083,000)	(3,986)	(3,744)	(242)
Call USD/Put INR	MS & Co. Int. PLC	88.200	10/10/2025	(1,275,000)	(1,275,000)	(10,407)	(5,980)	(4,427)
Call USD/Put INR	MS & Co. Int. PLC	88.830	10/29/2025	(1,273,000)	(1,273,000)	(6,049)	(5,244)	(805)
Call USD/Put JPY	MS & Co. Int. PLC	147.150	11/20/2025	(5,007,000)	(5,007,000)	(67,244)	(72,401)	5,157
Call EUR/Put GBP	Royal Bank of Canada	0.873	10/10/2025	(1,079,000)	(1,079,000)	(3,897)	(4,611)	714
Call AUD/Put NZD	UBS AG (London)	1.126	10/14/2025	(1,914,000)	(1,914,000)	(17,222)	(6,812)	(10,410)
Call EUR/Put SEK	UBS AG (London)	11.045	10/22/2025	(1,078,000)	(1,078,000)	(6,395)	(7,484)	1,089

				(71,327,000)	$ (71,327,000)	$ (527,698)	$ (364,685)	$(163,013)

Puts
Put AUD/Call NZD	Barclays Bank PLC	1.112	10/06/2025	(3,846,000)	(3,846,000)	—	(11,133)	11,133
Put EUR/Call CZK	Barclays Bank PLC	24.300	10/29/2025	(1,090,000)	(1,090,000)	(3,203)	(5,192)	1,989
Put EUR/Call CZK	Barclays Bank PLC	24.330	10/30/2025	(1,093,000)	(1,093,000)	(3,963)	(5,048)	1,085
Put NZD/Call USD	Barclays Bank PLC	0.581	10/07/2025	(12,779,000)	(12,779,000)	(37,095)	(21,072)	(16,023)
Put NZD/Call USD	Barclays Bank PLC	0.584	10/31/2025	(8,642,000)	(8,642,000)	(66,024)	(74,626)	8,602
Put EUR/Call CHF	BNP Paribas SA	0.932	10/10/2025	(1,085,000)	(1,085,000)	(1,711)	(7,044)	5,333
Put EUR/Call GBP	BNP Paribas SA	0.872	10/21/2025	(1,079,000)	(1,079,000)	(3,417)	(6,959)	3,542
Put EUR/Call GBP	BNP Paribas SA	0.874	10/29/2025	(1,090,000)	(1,090,000)	(6,047)	(6,609)	562
Put EUR/Call PLN	BNP Paribas SA	4.260	10/20/2025	(1,077,000)	(1,077,000)	(2,473)	(5,571)	3,098
Put EUR/Call USD	BNP Paribas SA	1.147	10/24/2025	(2,117,000)	(2,117,000)	(1,593)	(21,207)	19,614
Put NZD/Call USD	BNP Paribas SA	0.588	10/17/2025	(8,650,000)	(8,650,000)	(80,323)	(47,502)	(32,821)
Put AUD/Call NZD	BofA Securities LLC	1.114	10/13/2025	(1,924,000)	(1,924,000)	(75)	(5,952)	5,877
Put AUD/Call NZD	BofA Securities LLC	1.117	10/15/2025	(1,919,000)	(1,919,000)	(169)	(5,803)	5,634
Put AUD/Call NZD	BofA Securities LLC	1.123	10/21/2025	(1,922,000)	(1,922,000)	(780)	(6,772)	5,992
Put AUD/Call USD	BofA Securities LLC	0.647	10/22/2025	(3,738,000)	(3,738,000)	(3,624)	(10,070)	6,446
Put AUD/Call USD	BofA Securities LLC	0.644	10/29/2025	(3,774,000)	(3,774,000)	(3,996)	(9,602)	5,606
Put EUR/Call SEK	BofA Securities LLC	10.995	10/06/2025	(1,082,000)	(1,082,000)	(659)	(7,417)	6,758
Put EUR/Call SEK	BofA Securities LLC	10.935	10/10/2025	(1,085,000)	(1,085,000)	(522)	(7,684)	7,162
Put EUR/Call USD	BofA Securities LLC	1.168	10/24/2025	(6,534,000)	(6,534,000)	(29,481)	(24,673)	(4,808)
Put GBP/Call USD	BofA Securities LLC	1.329	10/21/2025	(4,709,000)	(4,709,000)	(12,483)	(18,355)	5,872
Put USD/Call CAD	BofA Securities LLC	1.382	10/14/2025	(1,277,000)	(1,277,000)	(1,064)	(6,324)	5,260
Put USD/Call CAD	BofA Securities LLC	1.375	10/17/2025	(1,277,000)	(1,277,000)	(690)	(6,225)	5,535
Put USD/Call INR	BofA Securities LLC	88.400	10/03/2025	(1,277,000)	(1,277,000)	(218)	(4,604)	4,386

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put USD/Call SGD	BofA Securities LLC	$ 1.280	10/07/2025	(1,262,000)	$ (1,262,000)	$ (370)	$ (6,461)	$ 6,091
Put AUD/Call NZD	Citibank NA	1.140	10/07/2025	(1,947,000)	(1,947,000)	(2,052)	(2,731)	679
Put EUR/Call PLN	Citibank NA	4.250	10/15/2025	(1,087,000)	(1,087,000)	(1,251)	(5,828)	4,577
Put NZD/Call USD	Citibank NA	0.590	10/20/2025	(12,927,000)	(12,927,000)	(141,690)	(90,555)	(51,135)
Put USD/Call CAD	Citibank NA	1.372	10/01/2025	(1,257,000)	(1,257,000)	—	(6,880)	6,880
Put USD/Call CAD	Citibank NA	1.390	10/28/2025	(1,277,000)	(1,277,000)	(5,838)	(5,874)	36
Put USD/Call SGD	Citibank NA	1.282	10/21/2025	(1,271,000)	(1,271,000)	(2,457)	(5,631)	3,174
Put EUR/Call SEK	Deutsche Bank AG (London)	11.000	10/02/2025	(1,074,000)	(1,074,000)	(233)	(7,194)	6,961
Put EUR/Call USD	Deutsche Bank AG (London)	1.162	10/09/2025	(6,501,000)	(6,501,000)	(5,755)	(23,225)	17,470
Put EUR/Call GBP	HSBC Bank PLC	0.874	10/23/2025	(1,079,000)	(1,079,000)	(5,030)	(6,741)	1,711
Put EUR/Call PLN	HSBC Bank PLC	4.263	10/10/2025	(1,085,000)	(1,085,000)	(2,061)	(6,094)	4,033
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.125	10/23/2025	(1,928,000)	(1,928,000)	(1,188)	(6,427)	5,239
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.936	10/01/2025	(1,074,000)	(1,074,000)	(2,231)	(7,359)	5,128
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.934	10/15/2025	(1,087,000)	(1,087,000)	(3,743)	(5,800)	2,057
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.932	10/20/2025	(1,077,000)	(1,077,000)	(3,219)	(5,781)	2,562
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.260	10/23/2025	(1,079,000)	(1,079,000)	(2,734)	(5,487)	2,753
Put EUR/Call SEK	JPMorgan Securities, Inc.	10.990	10/07/2025	(1,085,000)	(1,085,000)	(799)	(7,800)	7,001
Put EUR/Call SEK	JPMorgan Securities, Inc.	10.940	10/14/2025	(1,089,000)	(1,089,000)	(836)	(7,534)	6,698
Put USD/Call CNH	JPMorgan Securities, Inc.	7.104	10/21/2025	(1,271,000)	(1,271,000)	(1,880)	(4,016)	2,136
Put USD/Call SGD	JPMorgan Securities, Inc.	1.290	10/29/2025	(1,273,000)	(1,273,000)	(7,172)	(6,161)	(1,011)
Put AUD/Call NZD	MS & Co. Int. PLC	1.126	10/20/2025	(1,914,000)	(1,914,000)	(1,092)	(7,201)	6,109
Put EUR/Call CHF	MS & Co. Int. PLC	0.936	10/07/2025	(1,085,000)	(1,085,000)	(3,735)	(7,120)	3,385
Put EUR/Call GBP	MS & Co. Int. PLC	0.873	10/06/2025	(1,078,000)	(1,078,000)	(1,949)	(4,610)	2,661
Put EUR/Call SGD	MS & Co. Int. PLC	1.512	10/09/2025	(1,083,000)	(1,083,000)	(2,397)	(3,744)	1,347
Put USD/Call BRL	MS & Co. Int. PLC	5.440	10/09/2025	(1,209,000)	(1,209,000)	(25,377)	(12,568)	(12,809)
Put USD/Call INR	MS & Co. Int. PLC	88.200	10/10/2025	(1,275,000)	(1,275,000)	(460)	(5,980)	5,520
Put USD/Call INR	MS & Co. Int. PLC	88.830	10/29/2025	(1,273,000)	(1,273,000)	(3,871)	(5,245)	1,374
Put EUR/Call GBP	Royal Bank of Canada	0.873	10/10/2025	(1,079,000)	(1,079,000)	(3,240)	(4,611)	1,371
Put AUD/Call NZD	UBS AG (London)	1.126	10/14/2025	(1,914,000)	(1,914,000)	(766)	(6,812)	6,046
Put EUR/Call SEK	UBS AG (London)	11.045	10/22/2025	(1,078,000)	(1,078,000)	(5,655)	(7,484)	1,829
Put EUR/Call USD	UBS AG (London)	1.172	10/24/2025	(2,080,000)	(2,080,000)	(12,591)	(46,623)	34,032

				(129,864,000)	$(129,864,000)	$ (511,282)	$ (661,021)	$ 149,739

Total written option contracts				(201,191,000)	$(201,191,000)	$(1,038,980)	$(1,025,706)	$ (13,274)

TOTAL				(37,855,000)	$ (37,855,000)	$ (128,829)	$ 43,875	$(172,704)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
2Y IRS	—2 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 44.6%

Collateralized Mortgage Obligations – 3.2%
Regular Floater(a) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$3,716,811	5.356%		02/25/55	$3,708,491
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
5,517,592	5.356		03/25/55	5,499,088

				9,207,579

Sequential Fixed Rate – 1.0%
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
56,555	6.500		02/15/36	59,122
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
135,344	5.000		02/15/34	136,714
Federal National Mortgage Association REMICS Series 2011-99, Class DB
253,661	5.000		10/25/41	255,508
Federal National Mortgage Association REMICS Series 2012- 111, Class B
48,427	7.000		10/25/42	52,011
Federal National Mortgage Association REMICS Series 2012- 153, Class B
168,645	7.000		07/25/42	183,589
Federal National Mortgage Association REMICS Series 2011-52, Class GB
278,785	5.000		06/25/41	280,846
Government National Mortgage Association REMICS Series 2021-135, Class A
12,101,906	2.000	(b)	08/20/51	10,075,741
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
3,057,871	5.853	(b)(c)(d)	11/25/64	3,096,415
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
5,891,141	5.562	(b)(c)(d)	03/25/70	5,967,705
OBX Trust Series 2025-NQM13, Class A1A
3,558,212	5.441	(b)(c)(e)	05/25/65	3,593,732

				23,701,383

Sequential Floating Rate(a)(b) – 1.8%
Angel Oak Mortgage Trust Series 2021-4, Class A1
5,121,764	1.035	(c)	01/20/65	4,375,956
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
425,000	6.000	(c)	02/25/55	435,202
COLT Mortgage Loan Trust Series 2021-5, Class A1
4,181,057	1.726	(c)	11/26/66	3,793,676
CSMC Trust Series 2020-AFC1, Class M1
1,650,000	2.841	(c)	02/25/50	1,452,531
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
199,949	6.006	(c)	01/25/34	201,052
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
3,357,500	5.456	(c)	05/25/45	3,364,515

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(b) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
$558,224	5.906	%(c)	10/25/41	$560,329
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
884,000	6.006	(c)	12/25/41	888,175
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,300,000	6.156	(c)	01/25/44	1,310,744
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
1,013,656	5.356	(c)	07/25/44	1,013,653
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1M2 (1 mo. USD Term SOFR + 1.500%)
3,450,000	5.856	(c)	01/25/45	3,455,024
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
31,230	4.728		01/19/36	35,241
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
11,247	4.992		10/25/34	11,035
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
2,822,611	2.520	(c)	05/25/52	2,373,853
JP Morgan Mortgage Trust Series 2024-1, Class A4
2,274,043	6.000	(c)	06/25/54	2,295,221
Mill City Mortgage Loan Trust Series 2017-2, Class A3
162,890	3.250	(c)	07/25/59	159,580
PRKCM Trust Series 2021-AFC2, Class A1
4,015,499	2.071	(c)	11/25/56	3,583,918
PRKCM Trust Series 2021-AFC2, Class A2
4,132,000	2.693	(c)	11/25/56	3,073,612
Starwood Mortgage Residential Trust Series 2021-6, Class A1
2,156,905	1.920	(c)	11/25/66	1,901,239
Verus Securitization Trust Series 2022-1, Class A3
2,871,658	3.288	(c)	01/25/67	2,635,694
Verus Securitization Trust Series 2025-1, Class A1
5,601,418	5.620	(c)	01/25/70	5,664,933
WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
6,643	5.645		02/25/33	6,402
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
72,240	3.500	(c)	07/25/49	65,414

				42,656,999

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				75,565,961

Commercial Mortgage-Backed Securities – 5.8%
Regular Floater(a)(c) – 0.1%
BX Commercial Mortgage Trust Series 2024-GPA3, Class A (1 mo. USD Term SOFR + 1.293%)
$2,355,809	5.443%		12/15/39	$2,359,197

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – 1.8%
Bank Series 2019-BN21, Class A5
$950,000	2.851	%(b)	10/17/52	$892,894
Bank5 Series 2024-5YR8, Class A3
2,250,000	5.884	(b)	08/15/57	2,359,185
Bank5 Series 2024-5YR11, Class A3
3,100,000	5.893	(b)	11/15/57	3,259,226
BBCMS Mortgage Trust Series 2025-5C36, Class A3
4,750,000	5.517	(b)	08/15/58	4,950,870
BMO Mortgage Trust Series 2023-C7, Class A5
3,000,000	6.160	(b)	12/15/56	3,230,750
BMO Mortgage Trust Series 2024-5C6, Class A3
1,900,000	5.316	(b)	09/15/57	1,954,293
BX Trust Series 2022-CLS, Class A
2,400,000	5.760	(c)	10/13/27	2,418,722
COMM Mortgage Trust Series 2024-277P, Class A
5,425,000	6.338	(c)	08/10/44	5,716,493
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(c)	05/10/41	4,153,022
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161, Class A2
3,450,000	4.900	(a)(b)	10/25/33	3,564,815
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
4,000,000	3.598	(b)(c)	06/05/39	3,740,168
ROCK Trust Series 2024-CNTR, Class A
6,850,000	5.388	(c)	11/13/41	7,055,229

				43,295,667

Sequential Floating Rate – 3.9%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
2,526,000	2.778	(a)	11/15/54	2,166,952
Bank5 Series 2024-5YR9, Class AS
3,950,000	6.182	(a)(b)	08/15/57	4,130,127
Bank5 Trust Series 2025-5YR13, Class AS
3,372,000	6.096	(a)(b)	01/15/58	3,528,793
BBCMS Mortgage Trust Series 2024-C26, Class B
4,040,000	5.943	(a)(b)	05/15/57	4,140,782
BBCMS Mortgage Trust Series 2025-5C36, Class AS
4,500,000	5.835	(a)(b)	08/15/58	4,670,906
Benchmark Mortgage Trust Series 2024-V8, Class A3
2,800,000	6.189	(a)(b)	07/15/57	2,957,355
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
4,825,000	5.548	(a)(c)	06/15/44	4,952,260
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
2,412,948	5.542	(a)(c)	03/15/41	2,412,849
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,886,433	5.841	(a)(c)	08/15/39	1,891,010
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
4,725,000	5.792	(a)(c)	02/15/41	4,713,995
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
1,450,000	6.240	(a)(c)	03/15/41	1,449,747
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
500,000	7.189	(a)(c)	03/15/41	499,719

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Durst Commercial Mortgage Trust Series 2025-151, Class A
$5,250,000	5.317	%(a)(c)	08/10/42	$5,341,247
Durst Commercial Mortgage Trust Series 2025-151, Class B
6,350,000	5.768	(a)(c)	08/10/42	6,453,532
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-152, Class A2
3,600,000	3.780	(a)(b)	11/25/32	3,495,204
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
1,990,937	5.035	(a)(b)	02/25/33	1,992,801
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K510, Class A2
1,350,000	5.069	(a)(b)	10/25/28	1,385,081
Houston Galleria Mall Trust Series 2025-HGLR, Class A
3,300,000	5.644	(a)(c)	02/05/45	3,409,279
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
5,280,000	5.649	(a)(c)	01/13/40	5,451,280
IRV Trust Series 2025-200P, Class A
3,600,000	5.471	(a)(b)(c)	03/14/47	3,679,898
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,975,000	5.990	(a)(c)	10/05/39	2,014,875
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
5,150,000	6.040	(a)(c)	08/15/41	5,171,615
NY Commercial Mortgage Trust Series 2025-299P, Class B
1,950,000	6.125	(a)(c)	02/10/47	2,024,804
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,300,000	5.843	(a)(c)	02/15/42	2,285,577
ROCK Trust Series 2024-CNTR, Class B
2,250,000	5.930	(c)	11/13/41	2,325,253
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
4,150,000	5.484	(a)(c)	07/15/35	4,187,043
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 (1 mo. USD Term SOFR + 1.691%)
4,900,000	5.841	(a)(c)	08/15/41	4,878,656
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class B12 (1 mo. USD Term SOFR + 2.290%)
2,700,000	6.441	(a)(c)	08/15/41	2,675,621

				94,286,261

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$139,941,125

Federal Agencies – 35.6%
Adjustable Rate Federal National Mortgage Association(a) – 0.0%
(1 yr. CMT + 2.161%)
$709	6.270%		06/01/33	$723
(RFUCC 1 yr. Treasury + 1.655%)
72,250	6.280		07/01/34	74,158
(RFUCC 1 yr. Treasury + 1.576%)
303,811	6.367		09/01/34	310,871
(RFUCC 1 yr. Treasury + 1.732%)
174,884	6.707		05/01/35	180,798

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Federal National Mortgage Association(a) – (continued)
(RFUCC 1 yr. Treasury + 1.233%)
$106,198	6.100%	06/01/35	$108,001

			674,551

Federal Home Loan Mortgage Corp. – 0.1%
181	5.500	10/01/25	180
5,690	7.500	12/01/30	6,022
2,825	7.500	01/01/31	2,984
3,150	5.000	10/01/33	3,203
323	5.000	04/01/35	329
4,705	5.000	07/01/35	4,790
29,994	5.000	12/01/35	30,564
69,579	5.000	01/01/38	71,030
147,468	5.000	01/01/39	150,541
55,839	5.000	06/01/39	57,008
6,038	4.000	06/01/40	5,891
2,829	5.000	08/01/40	2,887
939	4.500	11/01/40	944
40,334	4.000	02/01/41	39,346
3,445	5.000	06/01/41	3,514
3,735	4.000	11/01/41	3,647
837,601	4.500	08/01/48	829,988

			1,212,868

Federal National Mortgage Association – 0.0%
195	8.000	02/01/31	195
7,894	7.000	03/01/31	8,273

			8,468

Government National Mortgage Association – 9.8%
3,840	6.000	11/15/38	4,008
34,484	5.000	07/15/40	35,223
2,092	4.000	02/20/41	2,037
3,372	4.000	11/20/41	3,280
567	4.000	01/20/42	551
1,828	4.000	04/20/42	1,777
1,131	4.000	10/20/42	1,098
17,111	4.000	08/20/43	16,592
1,619	4.000	03/20/44	1,567
1,984	4.000	05/20/44	1,921
138,069	4.000	11/20/44	133,521
9,067	4.000	05/20/45	8,762
1,222,173	4.000	07/20/45	1,180,319
19,486	4.000	10/20/45	18,808
93,484	4.500	02/20/48	92,770
249,053	4.500	04/20/48	246,839
666,920	4.500	05/20/48	660,992
619,850	5.000	07/20/48	627,904
1,068,745	4.500	08/20/48	1,057,576
557,682	5.000	08/20/48	564,928
4,580,336	4.500	09/20/48	4,532,467
4,686	3.500	09/20/48	4,352
716,122	5.000	10/20/48	724,979
2,210,418	5.000	11/20/48	2,237,756
4,111,601	4.500	12/20/48	4,064,776
1,247,044	5.000	12/20/48	1,261,687
2,360,526	4.500	01/20/49	2,331,430
2,040,348	5.000	01/20/49	2,064,307

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$1,612,912	4.000%	02/20/49	$1,543,087
511,898	4.500	02/20/49	505,588
405,714	4.500	03/20/49	400,713
1,442,668	4.000	03/20/49	1,377,508
709,690	5.000	03/20/49	718,468
6,618	3.500	04/20/49	6,121
1,626,723	4.000	04/20/49	1,553,251
505,244	4.000	05/20/49	482,425
16,244	3.500	08/20/49	14,997
2,648,969	3.000	08/20/49	2,378,372
1,653,845	5.000	08/20/49	1,675,333
608,532	4.500	10/20/49	602,172
13,021,407	3.000	10/20/49	11,696,434
483,165	3.500	12/20/49	446,047
1,409,181	3.500	02/20/50	1,300,925
4,833,673	3.000	03/20/50	4,330,729
131,547	3.500	06/20/50	121,516
307,357	3.500	07/20/50	283,745
884,863	4.000	01/20/51	844,068
616,954	3.000	07/20/51	551,707
1,285,008	2.500	09/20/51	1,097,957
1,523,201	2.500	10/20/51	1,307,190
6,739,707	3.000	11/20/51	6,011,733
2,389,083	2.500	11/20/51	2,047,291
5,582,577	3.000	12/20/51	4,994,365
2,890,151	2.500	12/20/51	2,483,331
29,724,696	4.500	09/20/52	29,031,794
1,589,615	3.500	02/20/53	1,468,392
16,000,000	2.500	TBA-30yr(f)	13,772,765
14,000,000	2.000	TBA-30yr(f)	11,579,068
8,000,000	3.500	TBA-30yr(f)	7,296,135
6,000,000	4.000	TBA-30yr(f)	5,641,846
47,000,000	5.000	TBA-30yr(f)	46,688,033
20,000,000	6.000	TBA-30yr(f)	20,342,656
26,000,000	5.500	TBA-30yr(f)	26,192,917

			232,670,906

Uniform Mortgage-Backed Security – 25.7%
1,881	7.000	08/01/27	1,905
105	6.500	09/01/27	106
10,530	7.000	03/01/28	10,685
428	6.500	05/01/28	435
3,903	4.500	04/01/39	3,911
2,739	4.500	05/01/39	2,745
3,490	4.500	07/01/39	3,497
11,394	4.500	08/01/39	11,418
98,049	4.500	12/01/39	98,272
6,727	4.500	04/01/41	6,712
199,255	4.500	05/01/41	198,794
28,358	4.500	08/01/41	28,393
10,149	3.000	11/01/42	9,395
217,983	3.000	12/01/42	202,408
320,337	3.000	01/01/43	297,548
43,333	3.000	02/01/43	40,319
360,196	3.000	03/01/43	333,671
642,235	3.000	04/01/43	594,387
437,682	3.000	05/01/43	404,795
47,710	3.000	06/01/43	44,083

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$370,080	3.000%	07/01/43	$341,921
222,793	5.000	05/01/44	226,952
1,108,678	4.500	04/01/45	1,106,916
135,575	4.500	05/01/45	135,317
347,101	4.500	06/01/45	343,804
2,710,356	4.000	08/01/45	2,633,145
53,523	4.000	03/01/46	51,432
27,389	4.000	06/01/46	26,234
8,498	4.000	08/01/46	8,139
63,841	4.000	10/01/46	61,147
97,310	4.000	06/01/47	93,713
1,280,026	4.500	07/01/47	1,266,792
334,301	4.500	11/01/47	330,740
153,700	4.000	12/01/47	148,115
583,104	4.000	01/01/48	561,369
1,710,116	4.000	02/01/48	1,645,802
40,298	4.500	02/01/48	39,780
1,243,191	4.000	03/01/48	1,196,281
65,493	4.500	05/01/48	64,632
894,019	4.000	06/01/48	859,577
11,353	4.500	06/01/48	11,204
9,790	4.500	07/01/48	9,662
848,681	4.000	07/01/48	815,869
1,403,116	4.000	08/01/48	1,348,185
6,787	4.500	08/01/48	6,697
832,510	4.500	09/01/48	822,310
2,404,476	5.000	11/01/48	2,436,442
1,389,052	4.500	11/01/48	1,369,437
928,953	4.500	12/01/48	914,994
1,198,704	4.500	01/01/49	1,180,909
868,817	4.500	02/01/49	855,113
721,779	3.000	02/01/49	654,147
3,091	4.500	03/01/49	3,042
414,847	4.500	06/01/49	407,915
1,573,682	4.500	07/01/49	1,548,381
158,181	3.500	07/01/49	147,135
787,214	4.500	08/01/49	774,345
5,181,159	3.000	09/01/49	4,655,683
2,267,099	5.000	10/01/49	2,294,404
1,029,586	3.000	10/01/49	925,165
1,466,195	3.000	12/01/49	1,316,576
102,844	4.500	02/01/50	101,125
18,406,620	4.500	03/01/50	18,190,548
7,623,015	4.000	03/01/50	7,303,138
2,017,751	5.000	03/01/50	2,040,792
14,928	4.500	04/01/50	14,660
847,808	4.500	05/01/50	832,893
2,238,830	2.500	09/01/50	1,930,301
19,504,057	2.000	10/01/50	15,892,420
17,910,698	3.000	10/01/50	16,023,702
5,191,037	3.000	11/01/50	4,645,093
19,502,607	2.000	11/01/50	15,884,439
2,507,629	2.500	11/01/50	2,155,005
6,815,215	3.000	12/01/50	6,104,845
9,376,719	2.500	01/01/51	7,959,985
4,091,063	2.500	02/01/51	3,477,593
178,668	4.500	03/01/51	175,484
849,960	2.000	03/01/51	692,866

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$14,563,374	2.500%	05/01/51	$12,460,510
11,733,979	2.000	05/01/51	9,532,603
30,269,280	2.500	08/01/51	26,022,258
492,786	2.000	08/01/51	399,649
20,779,498	2.500	09/01/51	17,816,965
2,280,676	2.000	09/01/51	1,851,197
234,899	4.500	10/01/51	229,257
3,131,432	2.000	10/01/51	2,539,566
53,976,994	2.000	02/01/52	43,719,767
133,761	4.500	03/01/52	130,480
564,030	2.000	03/01/52	456,771
8,307,453	2.500	03/01/52	7,032,280
2,643,400	2.000	04/01/52	2,140,716
3,865,148	4.500	04/01/52	3,771,958
11,422,128	2.500	04/01/52	9,652,020
1,339,546	4.500	05/01/52	1,306,453
4,779,528	2.500	05/01/52	4,046,606
4,575,146	5.500	09/01/52	4,676,488
10,999,625	6.000	11/01/52	11,388,279
4,115,835	6.000	12/01/52	4,264,956
4,656,111	5.500	04/01/53	4,747,606
2,327,881	6.000	04/01/53	2,410,653
14,662,579	4.500	05/01/53	14,410,173
4,975,744	6.500	09/01/53	5,168,231
2,327,376	6.500	12/01/53	2,437,775
11,334,665	2.500	01/01/54	9,593,959
18,757,735	6.500	06/01/54	19,706,127
52,000,000	2.500	TBA-30yr(f)	43,805,939
28,000,000	3.000	TBA-30yr(f)	24,592,968
21,000,000	4.000	TBA-30yr(f)	19,788,399
31,000,000	3.500	TBA-30yr(f)	28,325,038
114,000,000	5.500	TBA-30yr(f)	114,948,514
21,000,000	6.000	TBA-30yr(f)	21,451,172

			614,183,124

TOTAL FEDERAL AGENCIES			$848,749,917

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,078,811,115)			$1,064,257,003

Corporate Obligations – 21.3%

Aerospace & Defense(b) – 0.7%
Boeing Co.
$1,575,000	3.450%	11/01/28	$1,538,649
2,211,000	5.150	05/01/30	2,269,061
4,599,000	6.528	05/01/34	5,089,667
163,000	3.375	06/15/46	116,242
100,000	3.625	03/01/48	72,279
100,000	3.850	11/01/48	74,442
1,225,000	5.805	05/01/50	1,223,946
4,093,000	6.858	05/01/54	4,669,213
Howmet Aerospace, Inc.
1,728,000	4.850	10/15/31	1,773,153

			16,826,652

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Agriculture(b) – 0.3%
BAT Capital Corp.
$5,749,000	6.000%		02/20/34	$6,135,735
Bunge Ltd. Finance Corp.
843,000	4.200		09/17/29	840,522

				6,976,257

Automotive(b) – 0.1%
General Motors Financial Co., Inc.
3,200,000	1.500		06/10/26	3,138,368

Banks – 5.5%
Banco Santander SA
400,000	4.250		04/11/27	400,592
800,000	3.306		06/27/29	773,968
800,000	2.749		12/03/30	725,592
4,400,000	6.921		08/08/33	4,895,748
Bank of America Corp.
237,000	6.110		01/29/37	255,320
(5 yr. CMT + 1.200%)
94,000	2.482	(a)(b)	09/21/36	81,648
(Secured Overnight Financing Rate + 1.220%)
1,375,000	2.651	(a)(b)	03/11/32	1,253,175
(Secured Overnight Financing Rate + 1.310%)
150,000	5.511	(a)(b)	01/24/36	156,762
(Secured Overnight Financing Rate + 1.370%)
3,150,000	1.922	(a)(b)	10/24/31	2,796,381
(Secured Overnight Financing Rate + 1.630%)
9,205,000	5.202	(a)(b)	04/25/29	9,434,480
(Secured Overnight Financing Rate + 1.830%)
5,000,000	4.571	(a)(b)	04/27/33	4,989,900
(Secured Overnight Financing Rate + 2.150%)
5,225,000	2.592	(a)(b)	04/29/31	4,842,164
(Secured Overnight Financing Rate + 2.160%)
1,089,000	5.015	(a)(b)	07/22/33	1,113,198
Bank of New York Mellon Corp. (a)(b) (Secured Overnight Financing Rate + 1.755%)
315,000	4.596		07/26/30	320,081
Barclays PLC (a)(b)
(1 yr. CMT + 3.500%)
4,410,000	7.437		11/02/33	5,060,519
(Secured Overnight Financing Rate + 1.590%)
2,090,000	5.785		02/25/36	2,180,204
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 1.620%)
3,975,000	5.786		01/13/33	4,167,788
BPCE SA (a)(b)(c) (Secured Overnight Financing Rate + 1.312%)
1,650,000	2.277		01/20/32	1,454,706
Canadian Imperial Bank of Commerce (a)(b) (Secured Overnight Financing Rate + 1.105%)
3,925,000	5.245		01/13/31	4,050,129
Citigroup, Inc.
925,000	3.400		05/01/26	921,087
2,450,000	4.450		09/29/27	2,459,849
(Secured Overnight Financing Rate + 1.351%)
100,000	3.057	(a)(b)	01/25/33	91,096
(Secured Overnight Financing Rate + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,301,919

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.830%)
$2,360,000	6.020	%(a)(b)	01/24/36	$2,474,672
(Secured Overnight Financing Rate + 2.086%)
2,495,000	4.910	(a)(b)	05/24/33	2,520,549
First Horizon Corp. (a)(b) (Secured Overnight Financing Rate + 1.766%)
715,000	5.514		03/07/31	735,892
HSBC Holdings PLC
600,000	4.950		03/31/30	615,354
Huntington Bancshares, Inc. (a)(b) (Secured Overnight Financing Rate + 1.870%)
5,485,000	5.709		02/02/35	5,713,450
JPMorgan Chase & Co. (a)(b)
(3 mo. USD Term SOFR + 1.599%)
2,150,000	3.782		02/01/28	2,140,433
(3 mo. USD Term SOFR + 2.515%)
675,000	2.956		05/13/31	632,968
(Secured Overnight Financing Rate + 1.260%)
3,475,000	2.963		01/25/33	3,176,949
(Secured Overnight Financing Rate + 1.635%)
5,125,000	5.576		07/23/36	5,317,085
(Secured Overnight Financing Rate + 1.680%)
4,285,000	5.572		04/22/36	4,520,289
M&T Bank Corp. (a)(b)
(Secured Overnight Financing Rate + 1.610%)
6,050,000	5.385		01/16/36	6,134,035
(Secured Overnight Financing Rate + 1.850%)
2,280,000	5.053		01/27/34	2,285,563
(Secured Overnight Financing Rate + 2.800%)
1,930,000	7.413		10/30/29	2,096,154
Morgan Stanley
1,631,000	3.950		04/23/27	1,627,493
(Secured Overnight Financing Rate + 1.034%)
2,625,000	1.794	(a)(b)	02/13/32	2,288,396
(Secured Overnight Financing Rate + 1.143%)
3,900,000	2.699	(a)(b)	01/22/31	3,643,965
(Secured Overnight Financing Rate + 1.360%)
3,175,000	2.484	(a)(b)	09/16/36	2,759,329
(Secured Overnight Financing Rate + 1.590%)
4,320,000	5.164	(a)(b)	04/20/29	4,420,742
(Secured Overnight Financing Rate + 1.757%)
695,000	5.664	(a)(b)	04/17/36	733,343
Royal Bank of Canada
1,700,000	5.000		02/01/33	1,754,927
Shinhan Bank Co. Ltd. (c)
540,000	4.500		04/12/28	545,125
State Street Corp. (a)(b) (Secured Overnight Financing Rate + 2.650%)
100,000	3.152		03/30/31	96,072
Truist Financial Corp. (a)(b) (Secured Overnight Financing Rate + 2.050%)
100,000	6.047		06/08/27	101,134
U.S. Bancorp (a)(b) (Secured Overnight Financing Rate + 2.020%)
3,640,000	5.775		06/12/29	3,788,803
UBS AG
4,135,000	1.250		08/07/26	4,041,673
UBS Group AG
683,000	4.550		04/17/26	684,462

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(3 mo. USD LIBOR + 1.410%)
$1,675,000	3.869	%(a)(b)(c)	01/12/29	$1,660,779
(5 yr. CMT + 4.758%)
695,000	9.250	(a)(b)(c)	11/13/33	828,093
(Secured Overnight Financing Rate + 0.980%)
315,000	1.305	(a)(b)(c)	02/02/27	311,743
(Secured Overnight Financing Rate + 1.730%)
1,545,000	3.091	(a)(b)(c)	05/14/32	1,430,052
(Secured Overnight Financing Rate + 1.760%)
1,915,000	5.580	(a)(b)(c)	05/09/36	1,992,538
(Secured Overnight Financing Rate + 5.020%)
1,725,000	9.016	(a)(b)(c)	11/15/33	2,161,511
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,672,298
325,000	4.300		07/22/27	326,157
Westpac Banking Corp. (a)(b) (5 yr. CMT + 2.000%)
700,000	4.110		07/24/34	685,244

				130,643,578

Beverages – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (b)
960,000	4.700		02/01/36	948,403
Anheuser-Busch InBev Worldwide, Inc.
585,000	8.200		01/15/39	755,703
Bacardi-Martini BV (b)(c)
6,350,000	5.550		02/01/30	6,562,280
Coca-Cola Consolidated, Inc. (b)
1,421,000	5.450		06/01/34	1,486,195
Constellation Brands, Inc. (b)
50,000	3.600		02/15/28	49,330
50,000	3.150		08/01/29	47,979
1,900,000	2.250		08/01/31	1,674,888
JDE Peet’s NV (b)(c)
1,650,000	1.375		01/15/27	1,586,954
Keurig Dr. Pepper, Inc. (b)
1,968,000	2.250		03/15/31	1,735,560
Pernod Ricard International Finance LLC (b)(c)
4,816,000	1.625		04/01/31	4,150,814

				18,998,106

Biotechnology(b) – 0.4%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,493,174
2,793,000	5.250		03/02/33	2,893,352
Royalty Pharma PLC
2,844,000	5.400		09/02/34	2,903,895

				9,290,421

Building Materials(b) – 0.3%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,304,091
2,675,000	2.700		02/15/31	2,455,944
2,309,000	5.900		03/15/34	2,477,142

				8,237,177

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(b) – 0.1%
DuPont de Nemours, Inc.
$975,000	4.493%		11/15/25	$974,532
Huntsman International LLC
850,000	4.500		05/01/29	813,960
International Flavors & Fragrances, Inc. (c)
599,000	1.832		10/15/27	569,925

				2,358,417

Commercial Services – 0.4%
Ashtead Capital, Inc. (b)(c)
650,000	1.500		08/12/26	633,861
2,087,000	5.800		04/15/34	2,187,593
DP World Crescent Ltd. (c)
3,290,000	5.500		05/08/35	3,417,487
DP World Ltd.
100,000	6.850	(c)	07/02/37	114,857
600,000	5.625		09/25/48	589,500
Quanta Services, Inc. (b)
2,594,000	5.250		08/09/34	2,655,815

				9,599,113

Computers(b) – 0.1%
Dell International LLC/EMC Corp.
200,000	6.200		07/15/30	214,432
540,000	8.100		07/15/36	657,607
Hewlett Packard Enterprise Co.
2,174,000	5.000		10/15/34	2,156,195

				3,028,234

Diversified Financial Services – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)
5,125,000	2.450		10/29/26	5,036,235
3,472,000	5.375		12/15/31	3,592,235
Air Lease Corp. (b)
625,000	2.875		01/15/26	621,931
3,750,000	5.200		07/15/31	3,821,025
American Express Co. (a)(b) (Secured Overnight Financing Rate + 1.420%)
4,855,000	5.284		07/26/35	5,010,748
Aviation Capital Group LLC (b)(c)
450,000	1.950		01/30/26	445,865
Avolon Holdings Funding Ltd. (b)(c)
873,000	5.150		01/15/30	886,802
Capital One Financial Corp. (a)(b) (Secured Overnight Financing Rate + 2.036%)
5,140,000	6.183		01/30/36	5,336,399
Nomura Holdings, Inc.
950,000	2.608		07/14/31	852,958
REC Ltd. (c)
200,000	5.625		04/11/28	205,338

				25,809,536

Electrical(b) – 0.1%
Alliant Energy Finance LLC (c)
225,000	4.250		06/15/28	223,126
Ameren Corp.
400,000	3.500		01/15/31	381,976

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical(b) – (continued)
American Electric Power Co., Inc.
$850,000	2.300%		03/01/30	$777,512
Arizona Public Service Co.
425,000	2.950		09/15/27	416,657
Ohio Power Co.
675,000	2.600		04/01/30	627,379
Pacific Gas & Electric Co.
500,000	3.300		08/01/40	379,400

				2,806,050

Electronics(b) – 0.1%
Allegion U.S. Holding Co., Inc.
1,593,000	5.600		05/29/34	1,663,108

Engineering & Construction(b) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	398,672
440,000	3.875	(c)	04/30/28	431,200
200,000	5.500	(c)	10/31/46	173,202
420,000	5.500		07/31/47	364,350
340,000	5.500	(c)	07/31/47	294,950

				1,662,374

Environmental – 0.0%
Nature Conservancy
60,000	0.944		07/01/26	58,177
75,000	1.304		07/01/28	68,566

				126,743

Food & Drug Retailing(b) – 1.4%
Campbell’s Co.
7,343,000	5.400		03/21/34	7,522,022
J.M. Smucker Co.
2,498,000	5.900		11/15/28	2,623,849
2,495,000	6.200		11/15/33	2,708,572
Mars, Inc. (c)
5,800,000	4.800		03/01/30	5,909,852
5,175,000	5.000		03/01/32	5,293,094
8,975,000	5.200		03/01/35	9,171,014
Sysco Corp.
225,000	6.600		04/01/40	251,179

				33,479,582

Gas(b) – 0.0%
NiSource, Inc.
325,000	3.600		05/01/30	314,811

Hand/Machine Tools(b) – 0.3%
Regal Rexnord Corp.
6,578,000	6.300		02/15/30	6,973,732

Healthcare Providers & Services(b) – 2.3%
Adventist Health System
540,000	2.952		03/01/29	509,595
6,970,000	4.742		12/01/30	6,972,693
1,345,000	5.757		12/01/34	1,382,801
Alcon Finance Corp. (c)
4,572,000	3.000		09/23/29	4,355,973
Banner Health
3,235,000	2.338		01/01/30	3,000,237

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(b) – (continued)
Baylor Scott & White Holdings
	$1,140,000	1.777%		11/15/30	$1,010,696
CommonSpirit Health
	2,385,000	3.910		10/01/50	1,788,066
	2,655,000	6.461		11/01/52	2,898,349
HCA, Inc.
	1,590,000	3.500		09/01/30	1,518,609
	7,985,000	5.450		04/01/31	8,301,126
	1,610,000	5.900		06/01/53	1,589,843
Humana, Inc.
	785,000	5.950		03/15/34	825,074
Laboratory Corp. of America Holdings
	1,719,000	4.800		10/01/34	1,704,234
Rush Obligated Group
	1,320,000	3.922		11/15/29	1,301,201
Solventum Corp.
	1,603,000	5.400		03/01/29	1,654,376
	3,040,000	5.450		03/13/31	3,172,483
	5,675,000	5.600		03/23/34	5,912,215
STERIS Irish FinCo UnLtd Co.
	501,000	2.700		03/15/31	456,336
Stryker Corp.
	475,000	3.375		11/01/25	474,534
	75,000	1.950		06/15/30	67,798
Sutter Health
	605,000	2.294		08/15/30	553,442
UnitedHealth Group, Inc.
	3,700,000	5.000		04/15/34	3,757,646
	1,750,000	3.050		05/15/41	1,330,945

					54,538,272

Insurance – 0.2%
Arch Capital Group Ltd.
	300,000	7.350		05/01/34	348,948
Chubb Corp.
	2,440,000	6.800		11/15/31	2,744,610
Willis North America, Inc. (b)
	700,000	2.950		09/15/29	664,881

					3,758,439

Internet – 0.4%
Expedia Group, Inc. (b)
	1,212,000	4.625		08/01/27	1,221,042
	825,000	3.800		02/15/28	817,715
	89,000	3.250		02/15/30	85,009
	331,000	2.950		03/15/31	306,619
Netflix, Inc.
	3,010,000	5.875		11/15/28	3,173,533
	2,604,000	5.375	(c)	11/15/29	2,724,461
Prosus NV (b)(c)
EUR	100,000	2.031		08/03/32	105,527
	$230,000	4.027		08/03/50	161,145
	210,000	3.832		02/08/51	141,881

					8,736,932

Investment Companies(b) – 0.1%
Blackstone Private Credit Fund
	950,000	6.000		01/29/32	980,153

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Investment Companies(b) – (continued)
Blackstone Secured Lending Fund
$1,650,000	5.875%	11/15/27	$1,690,722
JAB Holdings BV (c)
500,000	2.200	11/23/30	438,110

			3,108,985

Iron/Steel(c) – 0.0%
POSCO
260,000	5.750	01/17/28	268,078

Lodging(b) – 0.8%
Choice Hotels International, Inc.
3,593,000	3.700	01/15/31	3,364,521
1,639,000	5.850	08/01/34	1,676,435
Hyatt Hotels Corp.
5,295,000	5.500	06/30/34	5,420,968
Las Vegas Sands Corp.
1,590,000	5.625	06/15/28	1,623,350
590,000	6.000	06/14/30	614,103
Marriott International, Inc.
2,100,000	5.000	10/15/27	2,136,729
5,300,000	2.850	04/15/31	4,876,954

			19,713,060

Machinery-Diversified(b) – 0.2%
AGCO Corp.
1,298,000	5.800	03/21/34	1,349,232
IDEX Corp.
1,515,000	2.625	06/15/31	1,371,681
Ingersoll Rand, Inc.
1,270,000	5.700	08/14/33	1,348,880

			4,069,793

Media(b) – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6,675,000	3.750	02/15/28	6,572,939
Comcast Corp.
100,000	3.750	04/01/40	83,968
Time Warner Cable LLC
275,000	5.875	11/15/40	262,958

			6,919,865

Miscellaneous Manufacturing – 0.0%
GE Capital International Funding Co. Unlimited Co.
405,000	4.418	11/15/35	396,576
General Electric Co.
700,000	5.875	01/14/38	761,824

			1,158,400

Oil Field Services – 0.2%
Marathon Petroleum Corp. (b)
375,000	3.800	04/01/28	371,047
Occidental Petroleum Corp.
1,034,000	7.875	09/15/31	1,176,320
Phillips 66 (b)
725,000	1.300	02/15/26	716,648

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Reliance Industries Ltd. (c)
$480,000	2.875%		01/12/32	$435,619
250,000	3.750		01/12/62	180,273
Saudi Arabian Oil Co. (b)(c)
1,950,000	5.750		07/17/54	1,937,598

				4,817,505

Pharmaceuticals(b) – 0.4%
Cigna Group
3,515,000	5.125		05/15/31	3,637,709
1,025,000	4.800		08/15/38	978,496
CVS Health Corp.
5,632,000	4.780		03/25/38	5,280,619

				9,896,824

Pipelines – 0.9%
Abu Dhabi Crude Oil Pipeline LLC (c)
1,190,000	4.600		11/02/47	1,101,869
Cheniere Energy Partners LP (b)
1,185,000	5.950		06/30/33	1,254,026
Columbia Pipelines Operating Co. LLC (b)(c)
3,620,000	6.036		11/15/33	3,863,300
Enbridge, Inc. (b)
2,300,000	2.500		08/01/33	1,957,254
Energy Transfer LP (b)
50,000	4.950		06/15/28	50,858
375,000	5.300		04/15/47	338,944
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	175,750
2,633,795	2.940		09/30/40	2,234,117
320,000	3.250	(c)	09/30/40	260,262
Kinder Morgan, Inc. (b)
4,835,000	5.200		06/01/33	4,955,537
MPLX LP (b)
275,000	4.500		04/15/38	248,949
645,000	5.500		02/15/49	600,566
Plains All American Pipeline LP/PAA Finance Corp. (b)
875,000	3.800		09/15/30	844,095
Sabine Pass Liquefaction LLC (b)
275,000	5.000		03/15/27	276,765
Targa Resources Corp. (b)
1,010,000	4.200		02/01/33	959,954
Western Midstream Operating LP (b)
225,000	5.450		04/01/44	203,967
Williams Cos., Inc. (b)
1,800,000	5.650		03/15/33	1,892,394

				21,218,607

Real Estate Investment Trust(b) – 0.2%
American Homes 4 Rent LP
723,000	4.900		02/15/29	735,436
CubeSmart LP
600,000	4.000		11/15/25	598,962
370,000	2.500		02/15/32	326,566
Host Hotels & Resorts LP
952,000	2.900		12/15/31	847,023
Invitation Homes Operating Partnership LP
1,120,000	2.000		08/15/31	968,766

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(b) – (continued)
Realty Income Corp.
$400,000	3.950%	08/15/27	$399,628
UDR, Inc.
475,000	2.100	08/01/32	405,223
WP Carey, Inc.
1,000,000	3.850	07/15/29	984,280
725,000	2.400	02/01/31	650,426

			5,916,310

Retailing(b) – 0.1%
AutoNation, Inc.
500,000	1.950	08/01/28	468,965
825,000	4.750	06/01/30	829,413
Lowe’s Cos., Inc.
125,000	1.700	10/15/30	109,999

			1,408,377

Savings & Loans(a)(b)(c) – 0.0%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
975,000	3.960	07/18/30	958,903

Semiconductors(b) – 0.5%
Broadcom, Inc. (c)
1,156,000	3.419	04/15/33	1,068,757
425,000	3.137	11/15/35	367,935
156,000	3.187	11/15/36	133,171
Intel Corp.
2,750,000	5.200	02/10/33	2,813,030
934,000	5.150	02/21/34	948,197
NXP BV/NXP Funding LLC/NXP USA, Inc.
825,000	3.400	05/01/30	790,977
3,125,000	2.500	05/11/31	2,805,969
2,250,000	2.650	02/15/32	2,000,542

			10,928,578

Software(b) – 1.7%
AppLovin Corp.
6,273,000	5.500	12/01/34	6,472,795
Constellation Software, Inc. (c)
1,366,000	5.461	02/16/34	1,395,779
MSCI, Inc. (c)
650,000	4.000	11/15/29	635,473
Oracle Corp.
2,000,000	4.500	05/06/28	2,014,600
1,881,000	2.950	04/01/30	1,772,222
2,550,000	4.650	05/06/30	2,584,068
5,625,000	2.875	03/25/31	5,168,587
3,520,000	5.250	02/03/32	3,627,853
3,820,000	4.800	09/26/32	3,825,654
2,211,000	4.900	02/06/33	2,232,491
4,440,000	5.200	09/26/35	4,462,777
350,000	3.600	04/01/40	280,994
1,615,000	5.550	02/06/53	1,524,253
ServiceNow, Inc.
1,040,000	1.400	09/01/30	910,634
Synopsys, Inc.
2,177,000	5.000	04/01/32	2,224,110

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software(b) – (continued)
VMware LLC
$700,000	1.800%	08/15/28	$656,383
Workday, Inc.
675,000	3.800	04/01/32	644,902

			40,433,575

Sovereign(b)(c) – 0.3%
Eagle Funding Luxco SARL
7,020,000	5.500	08/17/30	7,128,810

Telecommunication Services – 0.9%
AT&T, Inc. (b)
2,355,000	4.850	03/01/39	2,257,715
450,000	5.150	11/15/46	421,362
British Telecommunications PLC
3,265,000	9.625	12/15/30	4,019,672
Rogers Communications, Inc. (b)
745,000	3.200	03/15/27	734,354
Telefonica Emisiones SA
425,000	4.665	03/06/38	387,455
T-Mobile USA, Inc. (b)
5,163,000	3.750	04/15/27	5,132,642
700,000	4.750	02/01/28	701,218
533,000	3.875	04/15/30	522,479
6,025,000	5.200	01/15/33	6,214,787
Verizon Communications, Inc. (b)
100,000	1.750	01/20/31	87,501
1,500,000	2.550	03/21/31	1,363,710

			21,842,895

TOTAL CORPORATE OBLIGATIONS (Cost $505,115,441)			$508,754,467

Asset-Backed Securities(b) – 10.9%

Automotive – 0.8%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$1,428,652	4.700%	09/15/27	$1,429,487
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
1,425,000	4.670	08/15/28	1,428,205
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)(d)
4,900,000	4.870	08/15/36	5,012,685
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(c)
4,700,000	5.340	06/15/28	4,740,288
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
904,421	4.760	08/16/27	905,046
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
5,075,000	4.740	01/16/29	5,092,370

			18,608,081

Collateralized Loan Obligations(c) – 8.0%
1988 CLO 4 Ltd. Series 2024-4A, Class B(a) (3 mo. USD Term SOFR + 2.100%)
3,250,000	6.418	04/15/37	3,266,803
AB BSL CLO 2 Ltd. Series 2021-2A, Class A(a) (3 mo. USD Term SOFR + 1.362%)
5,600,000	5.679	04/15/34	5,603,427

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Collateralized Loan Obligations(c) – (continued)
ARES European CLO XXI DAC Series 21A, Class B(a) (3 mo. EUR EURIBOR + 1.700%)
EUR	1,610,000	4.147%	04/15/38	$1,890,157
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR(a) (3 mo. USD Term SOFR + 2.912%)
	$2,100,000	7.244	04/22/31	2,103,683
CBAMR Ltd. Series 2018-5A, Class A1R(a) (3 mo. USD Term SOFR + 1.340%)
	18,675,000	5.452	10/17/38	18,741,987
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR(a) (3 mo. USD Term SOFR + 1.420%)
	3,795,000	5.746	07/20/37	3,807,061
CIFC Funding Ltd. Series 2023-3A, Class A(a) (3 mo. USD Term SOFR + 1.600%)
	4,750,000	5.926	01/20/37	4,765,262
CIFC Funding Ltd. Series 2023-3A, Class B(a) (3 mo. USD Term SOFR + 2.300%)
	7,475,000	6.626	01/20/37	7,512,569
Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R(a) (3 mo. EUR EURIBOR + 1.750%)
EUR	3,680,000	3.786	02/15/38	4,317,664
Generate CLO 13 Ltd. Series 2023-13A, Class A1(a) (3 mo. USD Term SOFR + 1.800%)
	$7,450,000	6.132	01/20/37	7,482,124
Generate CLO 22 Ltd. Series 2025-22A, Class A(a) (3 mo. USD Term SOFR + 1.330%)
	11,675,000	5.651	07/20/38	11,717,777
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A1R(a) (3 mo. USD Term SOFR + 1.450%)
	13,650,000	5.780	07/20/38	13,728,924
Harvest U.S. CLO Ltd. Series 2024-2A, Class A1(a) (3 mo. USD Term SOFR + 1.400%)
	3,000,000	5.718	10/15/37	3,006,996
Katayma CLO I Ltd. Series 2023-1A, Class B(a) (3 mo. USD Term SOFR + 2.650%)
	4,400,000	6.976	10/20/36	4,409,359
KKR CLO 57 Ltd. Series 2025-57A, Class A(a) (3 mo. USD Term SOFR + 1.400%)
	13,300,000	5.679	07/15/38	13,347,933
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(a) (3 mo. USD Term SOFR + 1.530%)
	4,475,000	5.848	04/15/37	4,489,154
Mountain View CLO LLC Series 2016-1A, Class AR2(a) (3 mo. USD Term SOFR + 1.260%)
	3,414,162	5.580	04/14/33	3,416,914
Neuberger Berman Loan Advisers CLO 17 Ltd. Series 2022-47A, Class AR(a) (-1X 3 mo. USD Term SOFR + 1.090%)
	8,400,000	0.000	04/16/35	8,403,688
OCP CLO Ltd. Series 2019-16A, Class AR(a) (3 mo. USD Term SOFR + 1.262%)
	2,870,924	5.590	04/10/33	2,872,610
Octagon 67 Ltd. Series 2023-1A, Class AR(a) (3 mo. USD Term SOFR + 1.450%)
	9,900,000	5.769	07/25/38	9,951,688
OHA Credit Funding 11 Ltd. Series 2022-11A, Class A2R(a) (3 mo. USD Term SOFR + 1.520%)
	4,000,000	5.846	07/19/37	4,009,768

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Collateralized Loan Obligations(c) – (continued)
OHA Credit Funding 17 Ltd. Series 2024-17A, Class A(a) (3 mo. USD Term SOFR + 1.480%)
	$5,000,000	5.806%	04/20/37	$5,014,840
Palmer Square CLO Ltd. Series 2024-2A, Class A1(a) (3 mo. USD Term SOFR + 1.400%)
	11,828,000	5.726	07/20/37	11,884,053
Palmer Square CLO Ltd. Series 2023-1A, Class AR(a) (3 mo. USD Term SOFR + 1.250%)
	5,200,000	5.576	01/20/38	5,213,177
Palmer Square CLO Ltd. Series 2019-1A, Class A1R2(a) (3 mo. USD Term SOFR + 1.250%)
	6,200,000	5.361	08/14/38	6,212,400
Regatta VI Funding Ltd. Series 2016-1A, Class A1R3(a) (3 mo. USD Term SOFR + 1.250%)
	8,375,000	5.206	10/20/38	8,403,785
RR 26 Ltd. Series 2023-26A, Class A1R(a) (3 mo. USD Term SOFR + 1.120%)
	2,800,000	5.438	04/15/38	2,801,635
Sound Point Euro CLO 14 Funding DAC Series 14A, Class B(a) (3 mo. EUR EURIBOR + 1.600%)
EUR	3,730,000	3.894	04/20/39	4,369,667
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	$373,917	5.750	12/20/50	384,257
Venture 32 CLO Ltd. Series 2018-32A, Class A1(a) (3 mo. USD Term SOFR + 1.362%)
	1,761,910	5.691	07/18/31	1,762,488
Wind River CLO Ltd. Series 2021-2A, Class A2R(a) (3 mo. USD Term SOFR + 1.400%)
	3,050,000	5.413	07/20/34	3,053,148
Wind River CLO Ltd. Series 2021-2A, Class BR(a) (3 mo. USD Term SOFR + 1.600%)
	2,850,000	5.613	07/20/34	2,852,938

				190,797,936

Credit Card – 1.4%
American Express Credit Account Master Trust Series 2025-3, Class A
	7,300,000	4.510	04/15/32	7,447,107
Barclays Dryrock Issuance Trust Series 2023-1, Class A
	8,400,000	4.720	02/15/29	8,428,025
Barclays Dryrock Issuance Trust Series 2025-1, Class A
	5,100,000	3.970	07/15/31	5,089,759
Capital One Multi-Asset Execution Trust Series 2022-A3, Class A
	4,200,000	4.950	10/15/27	4,201,156
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
	4,875,000	4.490	06/21/32	4,959,984
Discover Card Execution Note Trust Series 2023-A1, Class A
	4,300,000	4.310	03/15/28	4,304,682

				34,430,713

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Series ELL
	2,270,000	4.275	02/01/36	2,239,080

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Student Loan(a) – 0.6%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
	$307,421	4.841%	09/26/33	$303,828
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(c) (3 mo. USD Term SOFR + 1.200%)
	3,807,588	5.526	01/20/32	3,804,146
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(c) (3 mo. USD Term SOFR + 1.400%)
	4,625,000	5.718	04/15/31	4,631,877
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1 mo. USD Term SOFR + 1.264%)
	740,032	5.621	09/25/65	737,986
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(c) (3 mo. USD Term SOFR + 1.630%)
	4,950,000	5.948	04/15/37	4,962,583

				14,440,420

TOTAL ASSET-BACKED SECURITIES (Cost $258,436,340)				$260,516,230

Agency Debentures – 1.0%

United States Dollar – 1.0%
Federal Farm Credit Banks Funding Corp.
	$7,050,000	2.850%	03/28/34	$6,324,626
Federal Farm Credit Banks Funding Corp.
	2,500,000	3.500	09/01/32	2,407,175
Federal Farm Credit Banks Funding Corp.
	11,930,000	2.900	04/12/32	11,145,125
Federal Farm Credit Banks Funding Corp.
	3,840,000	3.300	05/19/32	3,665,357

TOTAL AGENCY DEBENTURES (Cost $25,231,388)				$23,542,283

Sovereign Debt Obligations – 0.8%

Euro – 0.1%
Mexico Government International Bonds (b)
EUR	839,000	1.450%	10/25/33	$804,335
Romania Government International Bonds (c)
	360,000	3.375	01/28/50	264,558

				1,068,893

Sovereign – 0.2%
Hungary Government International Bonds
	$1,700,000	6.125	05/22/28	1,773,015
Mexico Government International Bonds (b)
	240,000	3.250	04/16/30	226,560
	1,746,000	3.500	02/12/34	1,516,838
Romania Government International Bonds (c)
	770,000	3.000	02/27/27	751,235

				4,267,648

United States Dollar – 0.5%
Israel Government AID Bonds (g)
	4,700,000	5.500	09/18/33	5,050,620

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Israel Government International Bonds (h)
$200,000	4.500%	04/03/20	$145,213
Mexico Government International Bonds (b)
1,960,000	3.771	05/24/61	1,240,680
600,000	3.750	04/19/71	364,500
Panama Government International Bonds (b)
360,000	6.875	01/31/36	383,760
800,000	6.853	03/28/54	812,700
210,000	4.500	01/19/63	153,090
Peru Government International Bonds (b)
10,000	2.780	12/01/60	5,610
100,000	3.230 (i)	07/28/21	55,975
Republic of Poland Government International Bonds (b)
2,600,000	5.125	09/18/34	2,657,460
Romania Government International Bonds
690,000	5.125	06/15/48	555,001
580,000	4.000	02/14/51	386,350
State of Israel
680,000	3.800	05/13/60	450,755

			12,261,714

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $19,389,043)			$17,598,255

Municipal Debt Obligations – 0.5%

Arizona(b) – 0.0%
Phoenix City AZ Civic Improvement Corp. RB Series 2020
$40,000	5.000%	07/01/34	$43,539

California(b) – 0.1%
California State GO Bonds Build America Taxable Series 2009
2,600,000	7.550	04/01/39	$3,127,850

Florida(b) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154	07/01/30	544,330

Illinois – 0.1%
Illinois Finance Authority RB (Refunding) Series A
40,000	5.000	10/01/35	45,726
Illinois State GO Bonds Build America Series 2010
1,262,363	7.350	07/01/35	$1,372,384
Illinois State GO Bonds Taxable-Pension Series 2003
1,020,882	5.100	06/01/33	1,038,527
Sales Tax Securitization Corp. RB (Refunding) Series A
40,000	5.000	01/01/33	45,080

			2,501,717

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
3,245,000	4.827	11/30/30	$3,341,910

New Jersey(b) – 0.0%
New Jersey Educational Facilities Authority
40,000	5.000	03/01/36	45,902

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)

New York – 0.0%
Metropolitan Transportation Authority Revenue Taxable Series 2020
$210,000	5.175%	11/15/49	$193,794
New York City NY GO Bonds Series 2008-L, Subseries L-5(b)
40,000	5.000	04/01/33	44,194

			237,988

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,505,000	6.270	02/15/50	1,570,661

Pennsylvania(b) – 0.0%
Pennsylvania Higher Educational Facilities Authority RB Series 2019
40,000	5.000	08/15/30	43,564

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $10,892,193)			$11,457,461

U.S. Treasury Obligations – 29.7%

U.S. Treasury Bonds
$6,530,000	4.250%	05/15/39	$6,427,969
6,740,000	4.375	05/15/40	6,668,387
75,750,000	4.250	11/15/40	73,607,695
210,000	3.375	05/15/44	175,186
51,100,000	3.000	02/15/47	39,003,672
6,740,000	3.125	05/15/48	5,196,119
6,490,000	3.375	11/15/48	5,212,281
6,820,000	2.875	05/15/49	4,974,337
7,580,000	2.375	11/15/49	4,958,978
7,925,500	4.000	11/15/52	7,012,829
5,220,000	4.750	11/15/53	5,228,972
U.S. Treasury Inflation-Indexed Bonds
11,259,506	1.500	02/15/53	9,015,082
U.S. Treasury Notes
21,720,000	0.750	05/31/26	21,283,055
46,220,000	0.875	06/30/26	45,234,214
59,493,500	4.375	08/15/26	59,797,940
24,880,000	0.750	08/31/26	24,214,266
22,370,000	1.375	08/31/26	21,896,385
69,740,000	3.750	04/30/27	69,843,521
25,100,000	2.625	05/31/27	24,684,281
1,010,000	0.500	06/30/27	956,738
16,320,000	3.500	04/30/28	16,274,100
36,750,000	1.250	05/31/28	34,547,871
1,000,000	4.625	09/30/28	1,028,125
101,610,000	4.625 (j)	04/30/29	104,856,758
7,010,000	1.500	02/15/30	6,392,244
3,831,000	3.625	03/31/30	3,815,437
2,512,700	0.625	05/15/30	2,184,282
20,270,000	3.625	09/30/30	20,167,067
20,610,000	3.875	09/30/32	20,542,373
2,490,000	4.375	05/15/34	2,547,970
U.S. Treasury STRIPS Coupon(e)
37,781,200	0.000	11/15/29	32,349,352
2,540,000	0.000	08/15/30	2,107,200

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

$2,540,000	0.000%	11/15/30	$2,084,688
2,540,000	0.000	11/15/31	1,994,772
2,540,000	0.000	08/15/33	1,837,671
26,090,000	0.000	05/15/35	17,266,847
U.S. Treasury STRIPS Principal(e)
12,660,000	0.000	11/15/53	3,318,718

TOTAL U.S. TREASURY OBLIGATIONS (Cost $743,407,930)			$708,707,382

Shares	Dividend Rate		Value

Investment Company(k) – 3.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
72,432,007	4.042%		$72,432,007
(Cost $72,432,007)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 110.8% (Cost $2,688,484,069)			$2,643,722,805

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 1.9%

Certificates of Deposit – 0.5%
National Bank of Kuwait
$10,000,000	4.480%	12/02/25	$10,004,434

Commercial Paper(c)(e) – 1.4%
Air Lease Corp.
17,846,000	0.000	10/01/25	17,843,766
Alimentation Couche-Tard, Inc.
11,531,000	0.000	10/02/25	11,528,244
Oracle Corp.
4,490,000	0.000	01/15/26	4,434,931

			33,806,941

TOTAL SHORT-TERM INVESTMENTS (Cost $43,810,051)			$43,811,375

TOTAL INVESTMENTS – 113.7% (Cost $2,757,525,508)			$2,711,076,463

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.7)%			(325,973,382)

NET ASSETS – 100.0%			$2,385,103,081

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)  Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2025.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $384,425,450 which represents approximately 16.2% of net assets as of September 30, 2025.

(g)

Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,050,620, which represents approximately 0.2% of the Fund’s net assets as of September 30, 2025

(h)	Actual maturity date is April 03, 2120.
(i)	Actual maturity date is July 28, 2121.
(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(k)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

HSBC Bank PLC	USD	11,024,155	EUR	9,351,158	12/08/25	$1,430

FORWARD SALES CONTRACTS — At September 30, 2025, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(a)	Date	Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/20/25	$(25,000,000)	$(22,329,578)
Government National Mortgage Association	4.500	TBA - 30yr	10/20/25	(6,000,000)	(5,818,335)
Government National Mortgage Association	5.000	TBA - 30yr	10/15/25	(20,000,000)	(19,905,913)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/14/25	(57,000,000)	(45,938,437)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/14/25	(96,000,000)	(93,112,502)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	10/14/25	(14,000,000)	(13,883,516)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	10/15/25	(8,000,000)	(8,267,187)

(PROCEEDS RECEIVED: $(209,503,984))					$(209,255,468)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	1,084	12/19/25	$121,950,000	$(320,747)
2 Year U.S. Treasury Notes	818	12/31/25	170,469,922	(444,043)
20 Year U.S. Treasury Bonds	416	12/19/25	48,503,000	453,233
30 Year German Euro-Buxl	5	12/08/25	672,027	9,220
5 Year U.S. Treasury Notes	1,239	12/31/25	135,292,993	(96,025)
ICE 3M Sonia Bonds	226	03/17/26	73,038,531	(97,602)

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
ICE 3M Sonia Bonds	163	03/16/27	$52,828,946	$(73,773)
Ultra Long U.S. Treasury Bonds	1,007	12/19/25	120,902,937	2,272,143

Total				$1,702,406

Short position contracts:
5 Year German Euro-Bobl	(99)	12/08/25	(13,693,176)	4,483
5 Year German Euro-Bund	(153)	12/08/25	(23,094,997)	(150,207)
Euro-Schatz	(1)	12/08/25	(125,600)	227
Ultra 10-Year U.S. Treasury Notes	(570)	12/19/25	(65,594,531)	(634,731)

Total				$(780,228)

TOTAL FUTURES CONTRACTS				$922,178

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$43,230	$35,189	$(14,572)	$49,761
3.294(c)	12M SOFR(c)	09/15/27		79,800	43,100	(210,621)	253,721
12M EURO(c)	1.750%(c)	12/17/27	EUR	7,640	(33,260)	(49,841)	16,581
2.250(d)	12M CDOR(d)	12/17/27	CAD	7,510	8,496	25,236	(16,740)
0.000(c)	12M CHFOR(c)	12/17/27	CHF	25,290	124,383	111,152	13,231
1.000(c)	12M JYOR(c)	12/17/27	JPY	2,396,000	8,687	(19,602)	28,289
3.500(c)	12M SOFR(c)	12/17/27		$84,650	(330,999)	(401,511)	70,512
3M STIBOR(e)	2.000(c)	12/17/27	SEK	609,240	(117,895)	(15,129)	(102,766)
12M CDOR(d)	2.250(d)	12/17/27	CAD	43,880	(49,641)	(161,216)	111,575
12M CDOR(d)	2.500(d)	12/17/27		11,430	26,769	23,997	2,772
12M SOFR(c)	3.500(c)	12/17/27		$7,960	31,125	59,741	(28,616)
12M SOFR(c)	3.750(c)	12/17/27		5,730	49,801	70,428	(20,627)
6M NIBOR(d)	3.750(c)	12/17/27	NOK	906,500	(619,237)	(167,538)	(451,699)
3.750(e)	3M AUDOR(e)	12/17/27	AUD	176,660	(624,470)	(1,083,278)	458,808
3M AUDOR(e)	4.000(e)	12/17/27		5,210	34,896	50,624	(15,728)
12M GBP(c)	4.000(c)	12/17/27	GBP	101,610	687,349	839,078	(151,729)
2.000(c)	6M EURO(d)	12/17/27	EUR	6,660	27,239	14,768	12,471
12M SOFR(b)	3.368(b)	06/23/28		$253,550	415,797	194,790	221,007
12M EURO(b)	2.000(b)	09/10/28	EUR	262,050	(493,857)	(228,338)	(265,519)
2.500(b)	6M EURO(d)	09/10/28		262,050	(302,000)	(568,690)	266,690
6M EURO(d)	2.400(c)	08/11/29		45,940	(60,737)	(12,240)	(48,497)
3.253(c)	12M SOFR(c)	02/28/30		$40,760	122,444	8,112	114,332
3.600(c)	12M SOFR(c)	06/23/30		266,420	(854,969)	(251,046)	(603,923)
3.528(c)	12M SOFR(c)	07/15/30		15,490	(74,560)	(9,412)	(65,148)
12M EURO(c)	2.200(c)	10/10/30	EUR	11,520	13,133	18,897	(5,764)
12M SOFR(c)	3.373(c)	11/06/30		$37,270	(1,159)	128,041	(129,200)
1.000(c)	12M JYOR(c)	12/17/30	JPY	7,231,000	542,160	309,380	232,780
6M EURO(d)	2.250(c)	12/17/30	EUR	41,320	(372,192)	(331,756)	(40,436)
12M CDOR(d)	2.500(d)	12/17/30	CAD	9,870	(13,205)	(74,130)	60,925

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(e)	3.500%(d)	12/17/30	NZD	23,200	$217,109	$97,401	$119,708
12M GBP(c)	3.750(c)	12/17/30	GBP	14,330	(78,508)	(16,318)	(62,190)
12M SOFR(c)	3.379(c)	08/31/31		$61,420	(6,621)	210,262	(216,883)
12M SOFR(c)	3.845(c)	05/21/32		21,770	346,657	93,039	253,618
1.295%(c)	12M JYOR(c)	08/02/34	JPY	2,843,586	323,456	(803,643)	1,127,099
12M EURO(c)	2.500(c)	08/15/34	EUR	19,900	105,351	9,311	96,040
12M SOFR(c)	4.098(c)	06/24/35		$64,870	395,272	426	394,846
0.500(c)	12M CHFOR(c)	12/17/35	CHF	1,550	(4,518)	(6,315)	1,797
1.250(c)	12M JYOR(c)	12/17/35	JPY	5,356,000	950,644	700,037	250,607
3.750(c)	12M SOFR(c)	12/17/35		$19,980	(157,440)	(149,670)	(7,770)
3M STIBOR(e)	2.750(c)	12/17/35	SEK	72,830	(1,274)	21,805	(23,079)
12M CDOR(d)	2.750(d)	12/17/35	CAD	6,110	(55,533)	(141,963)	86,430
3M NZDOR(e)	4.000(d)	12/17/35	NZD	8,210	107,562	47,291	60,271
12M GBP(c)	4.000(c)	12/17/35	GBP	1,630	(29,830)	(16,816)	(13,014)
4.250(d)	6M AUDOR(d)	12/17/35	AUD	610	2,070	(2,619)	4,689
2.500(c)	6M EURO(d)	12/17/35	EUR	12,670	268,199	229,473	38,726
4.000(c)	6M NIBOR(d)	12/17/35	NOK	11,260	7,731	(5,771)	13,502
3.805(c)	12M SOFR(c)	08/31/36		$33,800	(274,281)	(274,228)	(53)
12M SOFR(c)	4.574(c)	07/16/40		87,600	333,037	(61,258)	394,295
6M EURO(d)	3.300(c)	07/30/40	EUR	40,930	(48,304)	(37,657)	(10,647)
12M JYOR(c)	2.160(c)	08/02/44	JPY	3,319,831	(837,850)	(1,107,294)	269,444
3.000(c)	6M EURO(d)	07/30/45	EUR	97,920	589,668	431,980	157,688
6M EURO(d)	2.500(c)	12/17/45		3,720	(290,567)	(289,672)	(895)
4.213(c)	12M SOFR(c)	05/21/55		$14,320	(30,266)	15,440	(45,706)
3.848(c)	12M SOFR(c)	07/17/55		67,620	(69,236)	107,197	(176,433)
6M EURO(d)	2.600(c)	07/29/55	EUR	65,700	(311,310)	(208,519)	(102,791)
2.800(c)	6M EURO(d)	08/13/55		16,170	248,882	63,056	185,826
6M EURO(d)	2.900(c)	08/15/55		15,020	50,635	59,231	(8,596)
3.977(c)	12M SOFR(c)	11/06/55		$9,910	(88,187)	(73,827)	(14,360)
12M JYOR(c)	2.000(c)	12/17/55	JPY	1,113,000	(787,138)	(825,099)	37,961
2.250(c)	6M EURO(d)	12/17/55	EUR	7,240	1,128,792	1,131,976	(3,184)
12M EURO(c)	2.530(c)	03/19/56		18,210	(1,199,805)	(821,048)	(378,757)
2.610(c)	6M EURO(d)	03/19/56		18,210	1,320,028	892,409	427,619
2.600(c)	6M EURO(d)	08/16/75		11,170	(65,241)	(36,832)	(28,409)
2.750(c)	6M EURO(d)	12/17/75		2,120	42,311	48,339	(6,028)

TOTAL					$323,882	$(2,464,552)	$2,788,434

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

		Credit					Upfront
	Financing Rate	Spread			Notional		Premiums	Unrealized
	Received/(Paid)	at September 30,		Termination	Amount		(Received)	Appreciation/
Reference Obligation/Index	by the Fund(a)	2025(b)	Counterparty	Date	(000s)	Value	Paid	(Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.711%	MS & Co. Int. PLC	12/15/56	$8,500	$(110,739)	$(107,665)	$(3,074)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

		Credit				Upfront
	Financing Rate	Spread at		Notional		Premiums	Unrealized
	Received/(Paid)	September 30,	Termination	Amount		(Received)	Appreciation/
Referenced Obligation/Index	by the Fund(a)	2025(b)	Date	(000s)	Value	Paid	(Depreciation)

Protection Sold:
CDX.NA.IG Index 42	1.000%	0.365%	06/20/29	$102,467	$2,303,575	$1,602,257	$701,318
CDX.NA.IG Index 43	1.000	0.418	12/20/29	90,400	2,088,824	1,676,717	412,107
CDX.NA.IG Index 44	1.000	0.474	06/20/30	73,900	1,704,456	1,341,705	362,751
CDX.NA.IG Index 45	1.000	0.519	12/20/30	62,125	1,429,962	1,426,631	3,331
Republic of Chile, 3.240%, 02/06/28	1.000	0.513	12/20/30	5,440	128,029	129,208	(1,179)
Republic of Peru, 8.750%, 11/21/33	1.000	0.702	12/20/30	5,160	74,376	73,037	1,339
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.608	12/20/30	5,150	97,255	97,647	(392)

TOTAL					$7,826,477	$6,347,202	$1,479,275

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

							Premiums Paid	Unrealized
		Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Counterparty	Rate	Date	Contracts	Amount	Value	by Fund	(Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	2.250%	01/30/2026	23,100,000	$23,100,000	$64,409	$104,234	$(39,825)
6M IRS	Barclays Bank PLC	1.750	01/30/2026	23,100,000	23,100,000	4,524	15,833	(11,309)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	8,300,000	8,300,000	11,230	105,033	(93,803)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	8,390,000	8,390,000	26,977	126,107	(99,130)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	21,170,000	21,170,000	88,077	143,675	(55,598)
9M IRS	BNP Paribas SA	2.450	03/24/2026	3,920,000	3,920,000	22,187	62,027	(39,840)
9M IRS	BNP Paribas SA	2.250	04/29/2026	5,440,000	5,440,000	22,307	36,726	(14,419)

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

							Premiums Paid	Unrealized
		Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Counterparty	Rate	Date	Contracts	Amount	Value	by Fund	(Depreciation)

1Y IRS	BofA Securities LLC	2.000%	09/04/2026	10,900,000	$10,900,000	$19,427	$33,389	$(13,962)

Total purchased option contracts				104,320,000	$104,320,000	$259,138	$627,024	$(367,886)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.617	10/10/2025	(6,260,000)	(6,260,000)	(7,048)	(38,024)	30,976
1M IRS	Barclays Bank PLC	2.661	10/17/2025	(6,240,000)	(6,240,000)	(20,643)	(36,216)	15,573
1M IRS	Barclays Bank PLC	2.708	10/24/2025	(6,360,000)	(6,360,000)	(40,910)	(35,736)	(5,174)
6M IRS	Barclays Bank PLC	2.000	01/30/2026	(46,200,000)	(46,200,000)	(33,863)	(87,081)	53,218
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(2,470,000)	(2,470,000)	(16,103)	(126,195)	110,092
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(1,970,000)	(1,970,000)	(52,333)	(143,390)	91,057
9M IRS	BNP Paribas SA	2.498	03/24/2026	(1,640,000)	(1,640,000)	(21,199)	(61,805)	40,606
9M IRS	BNP Paribas SA	2.586	04/29/2026	(1,260,000)	(1,260,000)	(25,189)	(36,733)	11,544
9M IRS	BNP Paribas SA	2.400	05/11/2026	(2,522,993)	(2,522,993)	(16,686)	(33,094)	16,408
1Y IRS	BofA Securities LLC	2.551	09/04/2026	(1,070,000)	(1,070,000)	(29,505)	(33,326)	3,821
1M IRS	JPMorgan Securities, Inc.	3.653	10/29/2025	(6,710,000)	(6,710,000)	(48,312)	(48,312)	—
2M IRS	JPMorgan Securities, Inc.	2.680	10/03/2025	(5,880,000)	(5,880,000)	(12,164)	(42,100)	29,936
1M IRS	MS & Co. Int. PLC	3.487	10/14/2025	(6,610,000)	(6,610,000)	(5,816)	(49,112)	43,296
1M IRS	MS & Co. Int. PLC	3.582	10/20/2025	(6,670,000)	(6,670,000)	(22,300)	(46,557)	24,257
1M IRS	MS & Co. Int. PLC	3.672	10/27/2025	(6,670,000)	(6,670,000)	(51,018)	(48,578)	(2,440)

				(108,532,993)	$(108,532,993)	$(403,089)	$(866,259)	$463,170

Puts
1M IRS	Barclays Bank PLC	2.617	10/10/2025	(6,260,000)	(6,260,000)	(51,389)	(38,024)	(13,365)
1M IRS	Barclays Bank PLC	2.661	10/17/2025	(6,240,000)	(6,240,000)	(37,808)	(36,216)	(1,592)
1M IRS	Barclays Bank PLC	2.708	10/24/2025	(6,360,000)	(6,360,000)	(28,918)	(35,736)	6,818
1M IRS	JPMorgan Securities, Inc.	3.653	10/29/2025	(6,710,000)	(6,710,000)	(48,975)	(48,312)	(663)
2M IRS	JPMorgan Securities, Inc.	2.680	10/03/2025	(5,880,000)	(5,880,000)	(14,097)	(42,100)	28,003
1M IRS	MS & Co. Int. PLC	3.487	10/14/2025	(6,610,000)	(6,610,000)	(98,481)	(49,112)	(49,369)
1M IRS	MS & Co. Int. PLC	3.582	10/20/2025	(6,670,000)	(6,670,000)	(62,532)	(46,557)	(15,975)
1M IRS	MS & Co. Int. PLC	3.672	10/27/2025	(6,670,000)	(6,670,000)	(40,833)	(48,578)	7,745

				(51,400,000)	$(51,400,000)	$(383,033)	$(344,635)	$(38,398)

Total written option contracts				(159,932,993)	$(159,932,993)	$(786,122)	$(1,210,894)	$424,772

TOTAL				(55,612,993)	$(55,612,993)	$(526,984)	$(583,870)	$56,886

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
2Y IRS	—2 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
CHFOR	—Swiss Franc Offered Rate
CMBX	—Commercial Mortgage Backed Securities Index
EURO	—Euro Offered Rate
JYOR	—Japanese Yen Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 45.1%

Collateralized Mortgage Obligations – 6.5%
Interest Only(a) – 0.5%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$3,081,870	1.613	%(b)	05/15/45	$350,130
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
1,465,289	4.000		09/25/50	294,851
Federal National Mortgage Association REMICS Series 2011- 100, Class S (-1X 1 mo. USD Term SOFR + 6.336%)
1,737,114	1.980	(b)	10/25/41	192,776
Federal National Mortgage Association REMICS Series 2012-88, Class SB (-1X 1 mo. USD Term SOFR + 6.556%)
1,552,389	2.200	(b)	07/25/42	155,093
Federal National Mortgage Association REMICS Series 2017- 104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
719,557	1.679	(b)	01/25/48	90,559
Government National Mortgage Association REMICS Series 2010-35, Class DS (-1X 1 mo. USD Term SOFR + 5.566%)
2,262,936	1.430	(b)(c)	03/20/40	196,101
Government National Mortgage Association REMICS Series 2013-103, Class DS (-1X 1 mo. USD Term SOFR + 6.036%)
2,828,620	1.900	(b)(c)	07/20/43	302,223
Government National Mortgage Association REMICS Series 2013-117, Class PS (-1X 1 mo. USD Term SOFR + 6.036%)
3,027,130	1.900	(b)(c)	04/20/43	219,420
Government National Mortgage Association REMICS Series 2014-11, Class NI
399,949	4.500	(c)	12/16/42	9,885
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
2,660,832	1.850	(b)(c)	10/20/43	142,654
Government National Mortgage Association REMICS Series 2014-180, Class PI
2,067,612	4.000	(c)	08/20/44	266,184
Government National Mortgage Association REMICS Series 2015-133, Class SA (-1X 1 mo. USD Term SOFR + 5.586%)
1,016,570	1.450	(b)(c)	09/20/45	102,121
Government National Mortgage Association REMICS Series 2015-133, Class SB (-1X 1 mo. USD Term SOFR + 5.586%)
1,320,402	1.450	(b)(c)	09/20/45	132,585
Government National Mortgage Association REMICS Series 2015-129, Class IC
775,820	4.500	(c)	09/16/45	144,862
Government National Mortgage Association REMICS Series 2015-111, Class SM (-1X 1 mo. USD Term SOFR + 6.086%)
2,810,613	1.950	(b)(c)	08/20/45	353,635
Government National Mortgage Association REMICS Series 2015-144, Class QS (-1X 1 mo. USD Term SOFR + 5.586%)
3,408,244	1.450	(b)(c)	10/20/45	304,454

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-126, Class LS (-1X 1 mo. USD Term SOFR + 6.086%)
$1,812,079	1.950	%(b)(c)	09/20/45	$228,067
Government National Mortgage Association REMICS Series 2016-6, Class S (-1X 1 mo. USD Term SOFR + 5.536%)
4,223,730	1.400	(b)(c)	01/20/46	358,901
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
827,726	1.410	(b)(c)	07/20/47	84,285
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
907,178	1.450	(b)(c)	01/20/48	95,777
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
1,327,156	1.950	(b)(c)	05/20/48	164,079
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
1,180,101	1.950	(b)(c)	09/20/48	147,263
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
569,126	1.950	(b)(c)	09/20/48	69,768
Government National Mortgage Association REMICS Series 2018-139, Class SQ (-1X 1 mo. USD Term SOFR + 6.036%)
826,014	1.900	(b)(c)	10/20/48	99,633
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
331,526	1.800	(b)(c)	01/20/49	38,399
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
930,119	1.800	(b)(c)	01/20/49	108,506
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
563,790	1.850	(b)(c)	06/20/49	65,003
Government National Mortgage Association REMICS Series 2019-151, Class NI
2,022,800	3.500	(c)	10/20/49	355,513
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
2,492,591	1.800	(b)(c)	02/20/50	307,910
Government National Mortgage Association REMICS Series 2020-78, Class DI
2,859,982	4.000	(c)	06/20/50	619,918
Government National Mortgage Association REMICS Series 2020-146, Class KI
46,033	2.500	(c)	10/20/50	6,849

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2020-146, Class IM
$1,042,632	2.500	%(c)	10/20/50	$152,102

				6,159,506

Regular Floater(b) – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 3827, Class KF (1 mo. USD Term SOFR + 0.484%)
103,055	4.857		03/15/41	102,758
Federal Home Loan Mortgage Corp. REMICS Series 3231, Class FB (1 mo. USD Term SOFR + 0.464%)
95,640	4.837		10/15/36	94,859
Federal Home Loan Mortgage Corp. REMICS Series 3314, Class FC (1 mo. USD Term SOFR + 0.514%)
63,938	4.887		12/15/36	63,327
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
112,950	5.087	(c)	09/15/37	112,440
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
30,704	5.337		06/15/39	30,936
Federal National Mortgage Association REMICS Series 2006-45, Class TF (1 mo. USD Term SOFR + 0.514%)
198,724	4.871		06/25/36	197,149
Federal National Mortgage Association REMICS Series 2006-76, Class QF (1 mo. USD Term SOFR + 0.514%)
232,009	4.871		08/25/36	230,222
Federal National Mortgage Association REMICS Series 2006-79, Class PF (1 mo. USD Term SOFR + 0.514%)
228,516	4.871		08/25/36	226,662
Federal National Mortgage Association REMICS Series 2007-75, Class VF (1 mo. USD Term SOFR + 0.564%)
80,370	4.921		08/25/37	79,870
Federal National Mortgage Association REMICS Series 2009-84, Class WF (1 mo. USD Term SOFR + 1.214%)
29,517	5.571		10/25/39	29,911

				1,168,134

Sequential Fixed Rate(c) – 1.4%
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
3,023,635	5.459	(d)(e)	07/25/65	3,052,735
JP Morgan Mortgage Trust Series 2025-VIS3, Class A1A
3,500,000	5.062	(d)(e)	02/25/66	3,504,427
RALI Trust Series 2006-QS6, Class 1A13
272,175	6.000		06/25/36	225,432
RALI Trust Series 2006-QS9, Class 1A11
470,773	6.500		07/25/36	388,026
RALI Trust Series 2006-QS2, Class 1A9
172,956	5.500		02/25/36	140,979
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
653,539	6.000		08/25/36	460,307
RFMSI Trust Series 2007-S9, Class 1A1
1,317,487	6.000		10/25/37	651,278
Verus Securitization Trust Series 2021-7, Class A1
2,723,214	1.829	(d)(f)	10/25/66	2,487,124
Verus Securitization Trust Series 2025-1, Class A1A
3,523,473	5.620	(d)(e)	01/25/70	3,552,239

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate(c) – (continued)
Verus Securitization Trust Series 2025-R1, Class A1A
$2,407,798	5.402	%(d)(e)	05/25/65	$2,431,206

				16,893,753

Sequential Floating Rate(b)(c) – 4.5%
Angel Oak Mortgage Trust Series 2021-6, Class A1
300,450	1.458	(d)	09/25/66	257,070
Angel Oak Mortgage Trust Series 2020-4, Class A3
441,357	2.805	(d)	06/25/65	429,496
Angel Oak Mortgage Trust Series 2020-2, Class M1
1,054,000	4.500	(d)	01/26/65	1,009,560
Angel Oak Mortgage Trust Series 2019-6, Class B1
2,380,000	3.941	(d)	11/25/59	2,262,435
Banc of America Funding Trust Series 2007-2, Class 2A1
4,114	4.925		03/25/37	4,058
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
175,000	6.000	(d)	02/25/55	179,201
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1 mo. USD Term SOFR + 0.614%)
1,572,262	4.772		08/25/37	1,014,682
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1 mo. USD Term SOFR + 0.614%)
212,150	4.772		07/25/35	139,674
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1 mo. USD Term SOFR + 0.914%)
235,126	5.072		12/25/35	201,079
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1 mo. USD Term SOFR + 0.514%)
232,789	4.672		08/25/37	147,275
CSMC Trust Series 2022-NQM1, Class A1
1,408,142	2.265	(d)	11/25/66	1,293,274
CSMC Trust Series 2020-AFC1, Class M1
700,000	2.841	(d)	02/25/50	616,225
Ellington Financial Mortgage Trust Series 2022-1, Class A1
3,028,171	2.206	(d)	01/25/67	2,672,665
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class B2 (1 mo. USD Term SOFR + 5.650%)
600,000	10.006	(d)	12/25/50	690,457
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
1,487,500	5.456	(d)	05/25/45	1,490,608
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA2, Class M2 (1 mo. USD Term SOFR + 2.164%)
329,060	6.521	(d)	04/25/49	333,894
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
279,000	7.356	(d)	04/25/42	286,356
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
2,185,000	7.906	(d)	10/25/43	2,285,708
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,350,000	6.156	(d)	01/25/44	1,361,157

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 (1 mo. USD Term SOFR + 1.150%)
$1,270,860	5.506	%(d)	03/25/44	$1,271,648
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
3,200,000	6.006	(d)	05/25/44	3,214,716
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
900,000	6.306	(d)	03/25/44	907,268
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
2,275,000	7.156	(d)	03/25/44	2,350,993
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
318,010	5.356	(d)	07/25/44	318,009
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
2,475,000	5.956	(d)	09/25/44	2,479,277
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1B1 (1 mo. USD Term SOFR + 2.050%)
1,400,000	6.406	(d)	09/25/44	1,411,529
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
2,172,000	6.056	(d)	01/25/45	2,163,634
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2M2 (1 mo. USD Term SOFR + 2.250%)
2,300,000	6.606	(d)	03/25/45	2,337,122
GCAT Trust Series 2020-NQM2, Class M1
1,625,000	3.589	(d)	04/25/65	1,503,759
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
3,345,805	1.731		05/20/53	204,601
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,137,408	2.520	(d)	05/25/52	956,575
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
387,125	3.514	(d)	07/25/52	347,172
JP Morgan Mortgage Trust Series 2023-2, Class A3A
1,306,812	5.000	(d)	07/25/53	1,288,486
JP Morgan Mortgage Trust Series 2024-2, Class A5A
600,000	6.000	(d)	08/25/54	614,305
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,316,651	5.990	(d)	07/25/64	1,331,029
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,919,801	3.000	(d)	05/25/54	1,744,807
JP Morgan Mortgage Trust Series 2024-VIS1, Class A2
1,476,254	6.192	(d)	07/25/64	1,493,708
JP Morgan Mortgage Trust Series 2023-DSC2, Class A1
574,471	5.250	(d)	11/25/63	580,876

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
JP Morgan Mortgage Trust Series 2024-1, Class A4
$769,952	6.000	%(d)	06/25/54	$777,122
MFA Trust Series 2020-NQM3, Class B1
800,000	3.661	(d)	01/26/65	734,093
Mill City Mortgage Loan Trust Series 2017-2, Class A3
240,313	3.250	(d)	07/25/59	235,430
OBX Trust Series 2022-NQM1, Class A2
500,000	3.001	(d)	11/25/61	399,322
OBX Trust Series 2022-J2, Class A1
931,012	3.500	(d)	08/25/52	838,347
OBX Trust Series 2022-NQM1, Class A1
1,345,614	2.305	(d)	11/25/61	1,217,069
RALI Trust Series 2006-QO7, Class 3A2 (1 mo. USD Term SOFR + 0.524%)
56,101	4.682		09/25/46	55,070
Residential Mortgage Loan Trust Series 2020-2, Class A3
152,000	2.911	(d)	05/25/60	147,937
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
1,875,000	3.000	(d)	04/25/60	1,812,844
Towd Point Mortgage Trust Series 2020-1, Class A2A
550,000	3.100	(d)	01/25/60	502,398
Verus Securitization Trust Series 2021-6, Class A1
269,552	1.630	(d)	10/25/66	237,806
Verus Securitization Trust Series 2021-8, Class A1
652,260	1.824	(d)	11/25/66	603,796
Verus Securitization Trust Series 2021-7, Class A2
1,722,301	2.137	(d)	10/25/66	1,524,463
Verus Securitization Trust Series 2022-1, Class A3
1,003,350	3.288	(d)	01/25/67	920,905
Verus Securitization Trust Series 2023-3, Class M1
500,000	7.727	(d)	03/25/68	503,574
Verus Securitization Trust Series 2025-1, Class A1
2,642,605	5.620	(d)	01/25/70	2,672,569
Visio Trust Series 2020-1, Class M1
500,000	4.450	(d)	08/25/55	478,987

				56,856,120

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				81,077,513

Commercial Mortgage-Backed Securities – 14.1%
Regular Floater(b)(d) – 0.6%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,800,000	5.643%		11/15/41	$1,802,603
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
4,425,000	6.283		11/15/29	4,434,373
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR +2.930%)
550,000	7.080		11/15/29	555,252

				6,792,228

Sequential Fixed Rate – 4.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
2,300,000	3.901	(d)	08/10/35	2,214,010

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Bank Series 2021-BN38, Class A5
$1,050,000	2.521	%(c)	12/15/64	$925,287
Bank Series 2023-BNK45, Class A5
725,000	5.203	(c)	02/15/56	744,521
Bank Series 2019-BN18, Class A4
1,500,000	3.584	(c)	05/15/62	1,437,966
Bank Series 2024-BNK48, Class A5
1,800,000	5.053	(c)	10/15/57	1,829,844
Bank5 Series 2024-5YR7, Class A3
1,325,000	5.769	(c)	06/15/57	1,382,393
Bank5 Series 2024-5YR10, Class A3
1,250,000	5.302	(c)	10/15/57	1,287,299
Bank5 Series 2024-5YR11, Class A3
1,500,000	5.893	(c)	11/15/57	1,577,045
Bank5 Series 2024-5YR11, Class AS
675,000	6.139	(c)	11/15/57	706,138
Bank5 Series 2025-5YR15, Class A3
2,000,000	5.452	(c)	07/15/58	2,079,680
BBCMS Mortgage Trust Series 2023-C20, Class A3
1,600,000	5.991	(c)	07/15/56	1,638,387
BBCMS Mortgage Trust Series 2019-C3, Class C
865,000	4.178	(c)	05/15/52	765,602
BBCMS Mortgage Trust Series 2024-5C27, Class A3
1,375,000	6.014	(c)	07/15/57	1,446,691
BBCMS Mortgage Trust Series 2024-5C29, Class A3
1,450,000	5.208	(c)	09/15/57	1,488,034
BBCMS Mortgage Trust Series 2025-5C34, Class A3
3,000,000	5.659	(c)	05/15/58	3,144,669
BBCMS Mortgage Trust Series 2025-5C36, Class A3
2,250,000	5.517	(c)	08/15/58	2,345,149
Benchmark Mortgage Trust Series 2022-B33, Class A5
1,125,000	3.458	(c)	03/15/55	1,043,223
Benchmark Mortgage Trust Series 2020-B21, Class A5
1,000,000	1.978	(c)	12/17/53	881,250
Benchmark Mortgage Trust Series 2021-B24, Class A5
1,325,000	2.584	(c)	03/15/54	1,182,940
Benchmark Mortgage Trust Series 2020-B22, Class A5
1,050,000	1.973	(c)	01/15/54	922,891
BMO Mortgage Trust Series 2024-5C3, Class D
1,350,000	4.000	(c)(d)	02/15/57	1,213,410
BWAY Mortgage Trust Series 2013-1515, Class A2
1,709,980	3.454	(c)(d)	03/10/33	1,634,642
CFK Trust Series 2020-MF2, Class C
1,200,000	2.995	(d)	03/15/39	1,094,987
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(c)(d)	09/15/50	657,141
COMM Mortgage Trust Series 2024-277P, Class A
2,500,000	6.338	(d)	08/10/44	2,634,329
CSMC Trust Series 2017-TIME, Class A
1,600,000	3.646	(d)	11/13/39	1,506,928
DOLP Trust Series 2021-NYC, Class A
1,600,000	2.956	(d)	05/10/41	1,428,997
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
1,400,000	3.598	(c)(d)	06/05/39	1,309,059
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
1,900,000	6.234	(d)	06/05/42	1,987,201

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Morgan Stanley Capital I Trust Series 2014-150E, Class A
$1,600,000	3.912	%(c)(d)	09/09/32	$1,414,010
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
1,575,000	6.890	(c)	12/15/56	1,669,481
ROCK Trust Series 2024-CNTR, Class A
3,900,000	5.388	(d)	11/13/41	4,016,845
ROCK Trust Series 2024-CNTR, Class D
2,350,000	7.109	(d)	11/13/41	2,449,695
SLG Office Trust Series 2021-OVA, Class A
3,000,000	2.585	(d)	07/15/41	2,664,827
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
756,000	3.250	(c)(d)	01/15/60	694,893
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,500,000	2.626	(c)	04/15/54	1,350,473

				56,769,937

Sequential Floating Rate – 9.0%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
1,050,000	2.778	(b)	11/15/54	900,752
ALA Trust Series 2025-OANA, Class A (1 mo. USD Term SOFR +1.743%)
3,450,000	5.894	(b)(d)	06/15/40	3,462,505
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
1,100,000	3.989	(b)(c)	09/15/48	1,094,125
Bank Series 2021-BN37, Class A5
600,000	2.618	(b)(c)	11/15/64	534,244
Bank Series 2021-BN31, Class AS
2,950,000	2.211	(b)(c)	02/15/54	2,532,859
Bank Series 2022-BNK39, Class A4
2,400,000	2.928	(b)(c)	02/15/55	2,179,200
Bank Series 2021-BN33, Class AS
1,470,000	2.792	(c)	05/15/64	1,300,424
Bank Series 2025-BNK49, Class A5
3,300,000	5.623	(b)(c)	03/15/58	3,489,544
Bank Series 2025-BNK50, Class AS
1,575,000	6.071	(b)(c)	05/15/68	1,660,065
Bank5 Series 2024-5YR8, Class C
300,000	7.000	(b)(c)	08/15/57	310,342
Bank5 Series 2024-5YR9, Class AS
1,150,000	6.182	(b)(c)	08/15/57	1,202,442
Bank5 Series 2024-5YR10, Class AS
500,000	5.637	(c)	10/15/57	513,861
Bank5 Series 2025-5YR17, Class C
3,052,000	5.894	(b)(c)	11/15/58	3,044,261
Bank5 Series 2025-5YR16, Class AS
3,050,000	5.751	(b)(c)	08/15/63	3,158,679
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
2,600,000	5.070	(b)(d)	03/15/37	2,471,931
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
750,000	5.319	(b)(d)	03/15/37	697,810
BBCMS Mortgage Trust Series 2025-5C36, Class AS
2,550,000	5.835	(b)(c)	08/15/58	2,646,847

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Benchmark Mortgage Trust Series 2022-B32, Class A5
$1,800,000	3.002	%(b)	01/15/55	$1,605,309
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
1,950,000	5.451	(b)(d)	10/10/42	1,943,009
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
2,250,000	6.050	(b)(d)	06/15/42	2,251,881
BMO Mortgage Trust Series 2022-C2, Class A5
1,361,000	4.970	(b)	07/15/54	1,376,859
BPR Trust Series 2024-PMDW, Class A
850,000	5.358	(b)(d)	11/05/41	864,810
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
2,400,000	5.548	(b)(d)	06/15/44	2,463,301
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
863,025	5.542	(b)(d)	03/15/41	862,990
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,029,815	5.841	(b)(d)	08/15/39	1,032,313
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
1,000,000	5.591	(b)(d)	11/13/46	1,018,317
BX Commercial Mortgage Trust Series 2025-BCAT, Class C (1 mo. USD Term SOFR + 1.900%)
766,628	6.050	(b)(d)	08/15/42	766,646
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,425,000	5.792	(b)(d)	02/15/41	1,421,681
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
500,000	6.240	(b)(d)	03/15/41	499,913
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
150,000	7.189	(b)(d)	03/15/41	149,916
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
1,888,899	5.991	(b)(d)	04/15/26	1,890,281
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
1,625,888	6.690	(b)(d)	04/15/26	1,625,849
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
1,693,396	5.294	(b)(d)	03/15/30	1,688,305
BX Trust Series 2025-TAIL, Class A (1 mo. USD Term SOFR + 1.400%)
2,450,000	5.550	(b)(d)	06/15/35	2,447,005
CSAIL Commercial Mortgage Trust Series 2018-CX12, Class AS
1,750,000	4.463	(b)(c)	08/15/51	1,728,408
CSTL Commercial Mortgage Trust Series 2024-GATE, Class A
1,675,000	4.923	(b)(d)	11/10/41	1,681,816
Durst Commercial Mortgage Trust Series 2025-151, Class A
2,800,000	5.317	(b)(d)	08/10/42	2,848,665
Durst Commercial Mortgage Trust Series 2025-151, Class B
5,850,000	5.768	(b)(d)	08/10/42	5,945,379
Durst Commercial Mortgage Trust Series 2025-151, Class C
1,250,000	6.019	(b)(d)	08/10/42	1,268,364
Fashion Show Mall LLC Series 2024-SHOW, Class A
1,450,000	5.274	(b)(d)	10/10/41	1,470,836

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Houston Galleria Mall Trust Series 2025-HGLR, Class A
$1,150,000	5.644	%(b)(d)	02/05/45	$1,188,082
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
1,070,000	6.151	(b)(d)	01/13/40	1,098,541
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
900,000	6.551	(b)(d)	01/13/40	935,939
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
2,150,000	5.649	(b)(d)	01/13/40	2,219,745
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class A
2,900,000	5.468	(b)(d)	07/13/42	2,949,880
IRV Trust Series 2025-200P, Class A
3,100,000	5.471	(b)(c)(d)	03/14/47	3,168,801
IRV Trust Series 2025-200P, Class D
950,000	6.371	(b)(c)(d)	03/14/47	963,430
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
1,195,942	5.507	(b)(d)	04/15/37	1,170,272
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,450,000	5.990	(b)(d)	10/05/39	1,479,275
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
950,000	6.040	(b)(d)	08/15/41	953,987
LEX Mortgage Trust Series 2024-BBG, Class A
1,350,000	5.036	(b)(c)(d)	10/13/33	1,358,912
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
3,700,000	6.359	(b)(d)	10/15/42	3,700,793
Morgan Stanley Capital I Trust Series 2022-L8, Class A5
550,000	3.918	(b)(c)	04/15/55	516,684
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
100,000	6.014	(b)(c)	12/15/56	108,097
NY Commercial Mortgage Trust Series 2025-299P, Class B
1,050,000	6.125	(b)(d)	02/10/47	1,090,279
NYC Commercial Mortgage Trust Series 2025-300P, Class D
1,300,000	6.161	(b)(d)	07/13/42	1,309,874
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
1,650,000	5.216	(b)(d)	01/15/36	1,614,591
PENN Commercial Mortgage Trust Series 2025-P11, Class A
2,500,000	5.522	(b)(d)	08/10/42	2,539,399
PENN Commercial Mortgage Trust Series 2025-P11, Class B
1,000,000	6.125	(b)(d)	08/10/42	1,017,601
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D (1 mo. USD Term SOFR + 3.091%)
800,000	7.241	(b)(d)	04/15/42	797,333
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
2,750,000	5.201	(b)(d)	10/13/41	2,750,000
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
1,350,000	6.057	(b)(d)	10/13/41	1,350,000
WB Commercial Mortgage Trust Series 2024-HQ, Class B
2,425,000	6.634	(b)(d)	03/15/40	2,430,328
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,750,000	5.484	(b)(d)	07/15/35	1,765,621
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,100,000	5.935	(b)(d)	07/15/35	1,108,003

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class B12 (1 mo. USD Term SOFR + 2.290%)
$1,825,000	6.441	%(b)(d)	08/15/41	$1,808,521
WHARF Commercial Mortgage Trust Series 2025-DC, Class A
1,650,000	5.528	(b)(d)	07/15/40	1,691,756

				113,137,488

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$176,699,653

Federal Agencies – 24.5%
Federal Home Loan Mortgage Corp. – 0.0%
$5,103	5.000%		01/01/33	$5,183
210	5.000		03/01/33	214
3,081	5.000		04/01/33	3,132
362	5.000		05/01/33	368
1,215	5.000		06/01/33	1,235
7,465	5.000		07/01/33	7,589
11,447	5.000		08/01/33	11,636
1,194	5.000		09/01/33	1,215
2,855	5.000		10/01/33	2,902
5,045	5.000		11/01/33	5,129
2,533	5.000		12/01/33	2,575
2,191	5.000		01/01/34	2,227
7,526	5.000		02/01/34	7,652
4,137	5.000		03/01/34	4,212
5,432	5.000		04/01/34	5,531
7,444	5.000		05/01/34	7,566
128,819	5.000		06/01/34	130,977
2,985	5.000		11/01/34	3,041
29,874	5.000		04/01/35	30,368
9	5.000		11/01/35	9

				232,761

Government National Mortgage Association – 17.6%
6,541,183	4.500		12/20/48	6,466,689
2,384,836	5.000		12/20/48	2,412,841
3,760,146	4.500		01/20/49	3,713,798
1,523,201	2.500		10/20/51	1,307,190
1,911,124	2.500		11/20/51	1,637,711
2,615,992	2.500		12/20/51	2,248,395
3,000,000	2.500		TBA-30yr(g)	2,582,393
8,000,000	2.000		TBA-30yr(g)	6,616,610
49,000,000	4.000		TBA-30yr(g)	46,075,072
49,000,000	4.500		TBA-30yr(g)	47,516,403
83,000,000	5.000		TBA-30yr(g)	82,449,079
18,000,000	6.000		TBA-30yr(g)	18,308,390

				221,334,571

Uniform Mortgage-Backed Security – 6.9%
11,842	4.500		08/01/37	11,872
2,483	4.500		04/01/39	2,488
4,023	4.000		08/01/39	3,921
1,796	4.000		09/01/39	1,751
13,955	4.500		10/01/39	13,997
1,818	4.500		05/01/41	1,819
7,425	4.500		06/01/41	7,436
7,884	4.500		08/01/41	7,888

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$2,282	4.500%	10/01/41	$2,284
567	4.500	11/01/42	568
9,835	4.500	12/01/43	9,835
369,513	4.500	11/01/48	364,306
68,451	4.500	01/01/49	67,422
317,107	4.500	06/01/49	312,045
331,172	4.500	08/01/49	325,782
198,129	4.500	01/01/50	194,807
5,908,050	6.000	01/01/53	6,092,329
1,598,000	5.500	04/01/53	1,629,401
2,327,880	6.000	04/01/53	2,410,653
41,000,000	2.500	TBA-30yr(g)	34,539,298
10,000,000	3.000	TBA-30yr(g)	8,783,203
31,000,000	5.500	TBA-30yr(g)	31,257,929

			86,041,034

TOTAL FEDERAL AGENCIES			$307,608,366

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $564,953,060)			$565,385,532

Asset-Backed Securities – 19.5%

Automotive(c) – 0.9%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$499,447	4.700%	09/15/27	$499,740
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
500,000	4.670	08/15/28	501,124
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
1,950,000	4.780	07/16/29	1,963,016
GM Financial Revolving Receivables Trust Series 2024-1, Class A(d)
1,550,000	4.980	12/11/36	1,591,401
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
325,185	4.760	08/16/27	325,410
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
1,800,000	4.740	01/16/29	1,806,161
Tesla Auto Lease Trust Series 2024-A, Class A3(d)
658,844	5.300	06/21/27	660,893
Toyota Auto Receivables Owner Trust Series 2023-B, Class A3
1,807,805	4.710	02/15/28	1,814,541
Westlake Automobile Receivables Trust Series 2025-2A, Class A2A(d)
2,200,000	4.660	09/15/28	2,206,510

			11,368,796

Collateralized Loan Obligations – 15.8%
1988 CLO 3 Ltd. Series 2023-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.000%)
2,500,000	6.318	10/15/38	2,504,537
1988 CLO 4 Ltd. Series 2024-4A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.600%)
2,100,000	6.918	04/15/37	2,109,538
1988 CLO 4 Ltd. Series 2024-4A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
2,700,000	8.568	04/15/37	2,723,190

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
1988 CLO 5 Ltd. Series 2024-5A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.300%)
	$1,900,000	7.618%	07/15/37	$1,910,155
1988 CLO 6 Ltd. Series 2025-6A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 4.900%)
	2,100,000	9.190	04/15/38	2,058,000
Apidos CLO XXIII Ltd. Series 2015-23A, Class ARR(b)(c)(d) (3 mo. USD Term SOFR + 1.050%)
	2,565,524	5.368	04/15/33	2,565,771
Arini European CLO VII DAC Series 7A, Class B(b)(c)(d) (-1X 3 mo. EUR EURIBOR + 1.800%)
EUR	2,100,000	0.000	01/15/39	2,465,506
Arini European CLO VII DAC Series 7A, Class D(b)(c)(d) (-1X 3 mo. EUR EURIBOR + 2.850%)
	2,300,000	0.000	01/15/39	2,700,317
Bbam U.S. CLO V Ltd. Series 2025-5A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.360%)
	$6,025,000	5.599	07/25/38	6,048,967
Bbam U.S. CLO V Ltd. Series 2025-5A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 1.800%)
	4,150,000	6.039	07/25/38	4,164,716
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
	2,000,000	8.569	01/25/36	2,009,874
Benefit Street Partners CLO XXXV Ltd. Series 2024-35A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.100%)
	1,000,000	10.419	04/25/37	1,011,556
Birch Grove CLO 7 Ltd. Series 2023-7A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.800%)
	2,070,000	6.126	10/20/36	2,072,070
BlackRock European CLO XII DAC Series 12A, Class BR(b)(c)(d) (3 mo. EUR EURIBOR + 2.000%)
EUR	1,500,000	4.008	01/25/38	1,762,952
Brant Point CLO Ltd. Series 2024-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	$2,400,000	5.804	02/20/37	2,404,567
Bridgepoint CLO 2 DAC Series 2X, Class D(b)(c) (3 mo. EUR EURIBOR + 3.000%)
EUR	800,000	5.026	04/15/35	939,682
Bryant Park CLO Ltd. Series 2025-27A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 5.450%)
	$2,350,000	9.665	07/20/38	2,359,940
Bryant Park CLO Ltd. Series 2025-27A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
	5,000,000	5.904	07/20/38	5,016,325
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.050%)
	2,000,000	6.379	10/18/36	2,000,000
Bryant Park Funding Ltd. Series 2023-21A, Class AR(b)(c)(d) (-1X 3 mo. USD Term SOFR + 1.270%)
	2,000,000	0.000	10/18/38	2,000,876
Captree Park CLO Ltd. Series 2024-1A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.000%)
	625,000	10.326	07/20/37	631,024
CBAMR Ltd. Series 2021-14A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.280%)
	5,230,000	5.236	10/20/38	5,249,016

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
CBAMR Ltd. Series 2018-5A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.340%)
	$6,200,000	5.452%	10/17/38	$6,222,239
CBAMR Ltd. Series 2018-5A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	3,800,000	7.112	10/17/38	3,803,097
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 7.650%)
	1,025,000	11.976	01/20/37	1,036,115
CIFC Funding Ltd. Series 2023-3A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.300%)
	1,300,000	6.626	01/20/37	1,306,534
CIFC Funding Ltd. Series 2022-3A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.410%)
	2,000,000	5.736	04/21/35	2,002,098
Crown City CLO IV Series 2022-4A, Class C1R(b)(c)(d) (3 mo. USD Term SOFR + 4.500%)
	1,300,000	8.826	04/20/37	1,308,449
Crown City CLO V Series 2023-5A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	1,700,000	5.926	04/20/37	1,706,819
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b)(c)(d) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,600,000	3.676	05/26/38	1,878,442
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(c)(d) (3 mo. EUR EURIBOR + 1.700%)
	1,800,000	3.977	04/20/38	2,106,364
Dryden 90 CLO Ltd. Series 2021-90A, Class D1R(b)(c)(d) (-1X 3 mo. USD Term SOFR + 3.000%)
	$3,750,000	0.000	11/15/38	3,750,000
Dryden 97 CLO Ltd. Series 2022-97A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 2.900%)
	4,300,000	7.039	10/20/38	4,326,806
Elmwood CLO 29 Ltd. Series 2024-5A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
	1,325,000	6.026	04/20/37	1,327,573
Elmwood CLO 35 Ltd. Series 2024-11A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.340%)
	6,650,000	5.669	10/18/37	6,672,723
Elmwood CLO IV Ltd. Series 2020-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.460%)
	6,400,000	5.789	04/18/37	6,414,528
Empower CLO Ltd. Series 2023-2A, Class BR(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
	3,500,000	5.990	10/15/38	3,519,099
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.570%)
	2,000,000	5.896	07/20/37	2,007,888
Halsey Point CLO I Ltd. Series 2019-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.450%)
	5,000,000	5.776	10/20/37	5,025,375
Halseypoint CLO II Ltd. Series 2020-2A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.600%)
	1,425,000	7.926	07/20/37	1,430,005
Harvest CLO Series 37A(b)(c)(d) (-1X 3 mo. EUR EURIBOR + 1.850%)
EUR	1,900,000	0.000	01/15/39	2,230,696

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(c)(d) (1 mo. USD Term SOFR + 1.600%)
	$298,665	5.989%	05/20/54	$300,061
Madison Park Funding LXI Ltd. Series 2023-61A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.730%)
	1,000,000	6.056	01/20/37	1,002,763
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.530%)
	1,500,000	5.848	04/15/37	1,504,745
Man GLG U.S. CLO Ltd. Series 2021-1A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.562%)
	6,700,000	5.879	07/15/34	6,699,826
Marathon CLO XIII Ltd. Series 2019-1A, Class A2R2(b)(c)(d) (3 mo. USD Term SOFR + 1.950%)
	2,050,000	6.268	04/15/32	2,050,469
MF1 Ltd. Series 2021-FL6, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.214%)
	73,918	5.350	07/16/36	73,895
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.460%)
	1,700,000	5.778	04/15/34	1,700,831
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A, Class A1R2(b)(c)(d) (3 mo. USD Term SOFR + 1.300%)
	8,825,000	5.629	07/20/39	8,855,729
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A, Class BR2(b)(c)(d) (3 mo. USD Term SOFR + 1.650%)
	1,000,000	5.979	07/20/39	1,003,708
Nissan Master Owner Trust Receivables Series 2024-B, Class A(c)(d)
	2,725,000	5.050	02/15/29	2,759,537
North Westerly VII ESG CLO DAC Series VII-X, Class D(b)(c) (3 mo. EUR EURIBOR + 2.950%)
EUR	1,200,000	4.986	05/15/34	1,400,047
OCP CLO Ltd. Series 2025-45A, Class E(b)(c)(d) (-1X 3 mo. USD Term SOFR + 4.750%)
	$2,720,000	0.000	10/15/38	2,720,000
OCP Euro DAC Series 2025-12A, Class B1(b)(c)(d) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,000,000	4.062	01/20/38	2,335,746
Octagon 67 Ltd. Series 2023-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.450%)
	$4,000,000	5.769	07/25/38	4,020,884
OHA Loan Funding Ltd. Series 2013-2A, Class AR2(b)(c)(d) (-1X 3 mo. USD Term SOFR + 1.220%)
	3,925,000	0.000	10/20/38	3,925,000
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b)(c)(d) (3 mo. USD Term SOFR + 1.150%)
	220,621	5.476	07/20/30	220,616
Palmer Square Loan Funding Ltd. Series 2022-3A, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	3,000,000	7.318	04/15/31	3,009,960
Park Blue CLO Ltd. Series 2023-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 5.400%)
	1,350,000	9.719	01/25/37	1,363,784
Park Blue CLO Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.420%)
	1,200,000	5.746	10/20/37	1,204,402

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Penta CLO DAC Series 2021-2A, Class BR(b)(c)(d) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,350,000	3.676%	04/15/38	$1,583,857
Pikes Peak CLO Ltd. Series 2023-14A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.150%)
	$3,000,000	7.476	07/20/38	3,016,674
Providus CLO Series 13A, Class B(b)(c)(d) (-1X 3 mo. EUR EURIBOR + 1.800%)
EUR	7,900,000	0.000	11/19/39	9,275,000
RRE 5 Loan Management DAC Series 5X, Class A2R(b)(c) (3 mo. EUR EURIBOR + 1.750%)
	2,200,000	3.776	01/15/37	2,583,255
Silver Point CLO 3 Ltd. Series 2023-3A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.900%)
	$1,500,000	10.219	11/29/36	1,511,495
Stellar Jay Ireland DAC Series 2021-1, Class A(d)
	728,299	3.967	10/15/41	721,452
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(c)(d)
	153,966	5.750	12/20/50	158,224
Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.100%)
	2,825,000	7.376	03/20/38	2,858,488
Trinitas CLO XXIII Ltd. Series 2023-23A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.310%)
	2,000,000	5.482	10/20/38	2,004,184
Trinitas CLO XXV Ltd. Series 2023-25A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.850%)
	1,870,000	6.169	01/23/37	1,874,821
Venture 49 CLO Ltd. Series 2024-49A, Class C1(b)(c)(d) (3 mo. USD Term SOFR + 2.650%)
	1,700,000	6.976	04/20/37	1,708,374
Voya CLO Ltd. Series 2019-2A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.200%)
	2,313,609	5.526	07/20/32	2,315,278
Voya CLO Ltd. Series 2024-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 3.650%)
	1,375,000	7.968	04/15/37	1,383,980
Wellington Management CLO 5 Ltd. Series 2025-5A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.290%)
	6,100,000	5.251	10/18/38	6,120,679

				198,051,193

Collateralized Mortgage Obligations(b)(c)(d) – 0.1%
Brookhaven Park CLO Ltd. Series 2024-1A, Class A (3 mo. USD Term SOFR + 1.500%)
	1,700,000	5.826	04/19/37	1,704,374

Credit Card(c) – 1.1%
American Express Credit Account Master Trust Series 2025-3, Class A
	2,950,000	4.510	04/15/32	3,009,448
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
	4,100,000	5.272	08/15/28	4,100,947
Barclays Dryrock Issuance Trust Series 2025-1, Class A
	2,625,000	3.970	07/15/31	2,619,729
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
	1,350,000	5.230	12/08/27	1,352,385

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Credit Card(c) – (continued)
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
$2,175,000	4.490%	06/21/32	$2,212,916

			13,295,425

Home Equity(b)(c) – 0.1%
JP Morgan Mortgage Trust Series 2023-HE1, Class A1(d) (1 mo. USD Term SOFR + 1.750%)
595,437	6.139	11/25/53	598,097
Lehman XS Trust Series 2007-3, Class 1BA2 (6 mo. USD Term SOFR + 0.928%)
49,780	4.945	03/25/37	54,149
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1 mo. USD Term SOFR + 0.454%)
639,236	4.612	11/25/36	103,932

			756,178

Student Loan(b)(c)(d) – 1.5%
AMMC CLO 30 Ltd. Series 2024-30A, Class E (3 mo. USD Term SOFR + 7.730%)
1,000,000	12.048	01/15/37	1,012,997
Bain Capital CLO Ltd. Series 2024-1A, Class D1 (3 mo. USD Term SOFR + 3.850%)
1,000,000	8.168	04/16/37	1,006,505
Barings CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 4.000%)
1,325,000	8.326	01/20/37	1,332,876
Carlyle U.S. CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 3.900%)
1,250,000	8.218	04/15/37	1,259,595
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (3 mo. USD Term SOFR + 1.830%)
3,900,000	6.148	01/15/37	3,915,604
Elmwood CLO 27 Ltd. Series 2024-3A, Class A (3 mo. USD Term SOFR + 1.520%)
2,875,000	5.849	04/18/37	2,882,593
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR (3 mo. USD Term SOFR + 1.380%)
2,300,000	5.584	05/20/36	2,304,600
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R (3 mo. USD Term SOFR + 1.530%)
2,000,000	5.856	04/20/38	2,008,504
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class D (3 mo. USD Term SOFR + 3.500%)
1,975,000	7.819	04/23/38	1,984,620
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
1,325,000	8.826	01/20/37	1,331,468

			19,039,362

TOTAL ASSET-BACKED SECURITIES (Cost $242,631,601)			$244,215,328

Corporate Obligations – 12.7%

Advertising(c) – 0.1%
Lamar Media Corp.
$535,000	3.625%	01/15/31	$498,144

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Advertising(c) – (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp. (d)
	$254,000	5.000%	08/15/27	$252,628

				750,772

Aerospace & Defense(c) – 0.4%
Boeing Co.
	3,900,000	5.150	05/01/30	4,002,414
TransDigm, Inc. (d)
	795,000	6.750	08/15/28	811,091

				4,813,505

Airlines(c)(d) – 0.1%
American Airlines, Inc.
	915,000	7.250	02/15/28	936,777

Apparel(c)(d) – 0.2%
Beach Acquisition Bidco LLC
EUR	469,000	5.250	07/15/32	564,395
Champ Acquisition Corp.
	$1,360,000	8.375	12/01/31	1,448,332

				2,012,727

Automotive(c)(d) – 0.2%
Phinia, Inc.
	370,000	6.750	04/15/29	381,699
	460,000	6.625	10/15/32	474,003
Qnity Electronics, Inc.
	895,000	5.750	08/15/32	902,778
	440,000	6.250	08/15/33	449,803
ZF North America Capital, Inc.
	885,000	6.875	04/14/28	895,965

				3,104,248

Banks(c) – 1.6%
Banco Mercantil del Norte SA (b)(d) (5 yr. CMT + 4.643%)
	1,190,000	5.875	01/24/27	1,181,170
Bank of America Corp. (b) (5 yr. CMT + 2.760%)
	2,565,000	4.375	01/27/27	2,519,369
Barclays PLC (b)
(5 yr. CMT + 5.431%)
	415,000	8.000	03/15/29	440,460
(5 yr. CMT + 5.867%)
	2,500,000	6.125	12/15/25	2,503,375
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.688%)
	435,000	7.625	03/15/35	460,691
Citigroup, Inc. (b)
(5 yr. CMT + 3.209%)
	2,365,000	7.375	05/15/28	2,465,276
(5 yr. CMT + 3.597%)
	2,545,000	4.000	12/10/25	2,532,453
(Secured Overnight Financing Rate + 1.887%)
	3,160,000	4.658	05/24/28	3,183,542
Deutsche Bank AG (b) (5 yr. CMT + 4.524%)
	1,400,000	6.000	10/30/25	1,400,812
Societe Generale SA (b) (5 yr. USD Swap + 3.929%)
	224,000	6.750	04/06/28	225,528

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks(c) – (continued)
UBS Group AG (b)(d) (5 yr. CMT + 4.745%)
$470,000	9.250%		11/13/28	$517,249
Walker & Dunlop, Inc. (d)
505,000	6.625		04/01/33	519,625
Wells Fargo & Co. (b) (5 yr. CMT + 3.453%)
2,565,000	3.900		03/15/26	2,541,581

				20,491,131

Building Materials(c)(d) –0.1%
Standard Building Solutions, Inc.
610,000	6.500		08/15/32	626,275

Chemicals(c) –0.6%
Chemours Co.
285,000	5.375		05/15/27	284,701
450,000	5.750	(d)	11/15/28	439,272
415,000	8.000	(d)	01/15/33	413,079
Ingevity Corp. (d)
1,461,000	3.875		11/01/28	1,403,904
Methanex U.S. Operations, Inc. (d)
630,000	6.250		03/15/32	641,012
OCP SA
320,000	6.100	(d)	04/30/30	335,200
1,800,000	6.750	(d)	05/02/34	1,959,750
420,000	7.500		05/02/54	466,070
Olympus Water U.S. Holding Corp. (d)
895,000	7.250		06/15/31	907,494
WR Grace Holdings LLC (d)
1,315,000	5.625		08/15/29	1,223,410

				8,073,892

Commercial Services – 0.5%
ADT Security Corp. (c)(d)
1,525,000	4.125		08/01/29	1,475,072
Belron U.K. Finance PLC (c)(d)
470,000	5.750		10/15/29	476,068
DP World Crescent Ltd. (d)
1,530,000	5.500		05/08/35	1,589,287
Garda World Security Corp. (c)(d)
360,000	8.375		11/15/32	373,979
Herc Holdings, Inc. (c)(d)
884,000	5.500		07/15/27	881,984
TriNet Group, Inc. (c)(d)
525,000	3.500		03/01/29	492,392
United Rentals North America, Inc. (c)
424,000	3.875		02/15/31	401,002
VT Topco, Inc. (c)(d)
743,000	8.500		08/15/30	758,893

				6,448,677

Computers(c)(d) –0.2%
KBR, Inc.
498,000	4.750		09/30/28	492,383
McAfee Corp.
1,575,000	7.375		02/15/30	1,463,348
Seagate Data Storage Technology Pte. Ltd.
430,000	8.250		12/15/29	455,473

				2,411,204

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(c) – 1.0%
AG Issuer LLC (d)
$1,193,000	6.250%	03/01/28	$1,195,398
Focus Financial Partners LLC (d)
1,100,000	6.750	09/15/31	1,127,181
Freedom Mortgage Holdings LLC (d)
1,395,000	9.250	02/01/29	1,471,125
goeasy Ltd. (d)
1,155,000	6.875	02/15/31	1,122,972
Jane Street Group/JSG Finance, Inc. (d)
905,000	6.125	11/01/32	918,892
Midcap Financial Issuer Trust (d)
1,176,000	6.500	05/01/28	1,168,050
Navient Corp.
615,000	5.500	03/15/29	603,069
860,000	9.375	07/25/30	950,197
OneMain Finance Corp.
645,000	3.875	09/15/28	620,071
1,055,000	4.000	09/15/30	980,717
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (d)
1,490,000	2.875	10/15/26	1,460,930
StoneX Group, Inc. (d)
685,000	7.875	03/01/31	722,387

			12,340,989

Electrical(c)(d) – 0.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
960,000	6.375	02/15/32	983,597
Calpine Corp.
733,000	4.625	02/01/29	726,154
Lightning Power LLC
720,000	7.250	08/15/32	762,645
NRG Energy, Inc.
535,000	3.375	02/15/29	505,971
Pike Corp.
1,226,000	5.500	09/01/28	1,222,395
Vistra Operations Co. LLC
1,015,000	4.375	05/01/29	994,071

			5,194,833

Electronics(c)(d) – 0.2%
Imola Merger Corp.
495,000	4.750	05/15/29	481,734
Sensata Technologies BV
515,000	4.000	04/15/29	494,565
Sensata Technologies, Inc.
1,059,000	4.375	02/15/30	1,024,043
TTM Technologies, Inc.
1,040,000	4.000	03/01/29	1,000,854

			3,001,196

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Dutch BV
173,000	3.850	03/29/26	171,314
Greenko Power II Ltd.
159,500	4.300	12/13/28	152,136

			323,450

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(c) – 0.2%
Dycom Industries, Inc. (d)
$505,000	4.500%		04/15/29	$493,142
Mexico City Airport Trust
320,000	4.250	(d)	10/31/26	318,938
1,726,000	5.500		07/31/47	1,497,305

				2,309,385

Entertainment(c)(d) – 0.1%
Caesars Entertainment, Inc.
670,000	6.000		10/15/32	659,789
Cinemark USA, Inc.
510,000	7.000		08/01/32	531,328

				1,191,117

Environmental(c)(d) – 0.2%
Madison IAQ LLC
654,000	5.875		06/30/29	646,133
Waste Pro USA, Inc.
2,015,000	7.000		02/01/33	2,092,940

				2,739,073

Food & Drug Retailing(c)(d) – 0.3%
Lamb Weston Holdings, Inc.
1,540,000	4.125		01/31/30	1,479,093
Performance Food Group, Inc.
701,000	5.500		10/15/27	700,972
United Natural Foods, Inc.
1,060,000	6.750		10/15/28	1,058,463

				3,238,528

Healthcare Providers & Services(c) – 0.4%
Charles River Laboratories International, Inc. (d)
1,035,000	3.750		03/15/29	981,159
Encompass Health Corp.
451,000	4.500		02/01/28	447,121
LifePoint Health, Inc. (d)
1,485,000	5.375		01/15/29	1,420,967
Medline Borrower LP (d)
1,257,000	5.250		10/01/29	1,246,567
Prime Healthcare Services, Inc. (d)
790,000	9.375		09/01/29	821,845
Tenet Healthcare Corp.
591,000	6.125		10/01/28	591,981

				5,509,640

Housewares(c) – 0.0%
Newell Brands, Inc.
235,000	6.375		05/15/30	232,904
370,000	6.625		05/15/32	365,134

				598,038

Insurance(c)(d) – 0.6%
Acrisure LLC/Acrisure Finance, Inc.
835,000	8.250		02/01/29	871,640
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
510,000	6.750		10/15/27	511,244

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance(c)(d) – (continued)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
$1,590,000	7.875%	11/01/29	$1,659,022
Ardonagh Group Finance Ltd.
2,093,000	8.875	02/15/32	2,202,422
Broadstreet Partners Group LLC
1,244,000	5.875	04/15/29	1,240,965
HUB International Ltd.
585,000	7.375	01/31/32	610,541
USI, Inc.
320,000	7.500	01/15/32	335,705

			7,431,539

Internet(c)(d) – 0.2%
Gen Digital, Inc.
780,000	6.250	04/01/33	798,970
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
520,000	3.500	03/01/29	492,970
Match Group Holdings II LLC
984,000	4.625	06/01/28	966,977
Snap, Inc.
490,000	6.875	03/01/33	501,319

			2,760,236

Iron/Steel(c) –0.2%
Cleveland-Cliffs, Inc. (d)
610,000	6.875	11/01/29	622,072
Vale Overseas Ltd.
1,320,000	6.400	06/28/54	1,354,689

			1,976,761

Leisure Time(c)(d) – 0.1%
Royal Caribbean Cruises Ltd.
895,000	5.625	09/30/31	911,790

Lodging(c) – 0.6%
Genting New York LLC/GENNY Capital, Inc. (d)
2,190,000	7.250	10/01/29	2,263,255
Hilton Domestic Operating Co., Inc.
1,174,000	4.875	01/15/30	1,167,015
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (d)
1,263,000	5.000	06/01/29	1,214,488
Las Vegas Sands Corp.
1,370,000	5.625	06/15/28	1,398,736
510,000	6.000	06/14/30	530,835
MGM Resorts International
1,005,000	4.750	10/15/28	997,282
Travel & Leisure Co. (d)
525,000	4.500	12/01/29	507,013

			8,078,624

Machinery - Construction & Mining(c)(d) – 0.0%
Terex Corp.
520,000	6.250	10/15/32	529,729

Machinery-Diversified(c)(d) – 0.0%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
585,000	9.000	02/15/29	610,974

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media(c)(d) – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
$610,000	6.375%		09/01/29	$618,857
934,000	4.250		02/01/31	860,485
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
207,000	5.875		08/15/27	206,837
iHeartCommunications, Inc.
177,332	10.875		05/01/30	119,761
Nexstar Media, Inc.
549,000	5.625		07/15/27	548,385
Sinclair Television Group, Inc.
1,145,000	8.125		02/15/33	1,178,560
Sirius XM Radio LLC
1,525,000	4.000		07/15/28	1,474,355

				5,007,240

Miscellaneous Manufacturing(c) – 0.1%
Axon Enterprise, Inc. (d)
255,000	6.125		03/15/30	262,150
260,000	6.250		03/15/33	268,482
Hillenbrand, Inc.
436,000	6.250		02/15/29	447,144

				977,776

Oil Field Services – 1.2%
Aethon United BR LP/Aethon United Finance Corp. (c)(d)
478,000	7.500		10/01/29	498,454
Archrock Partners LP/Archrock Partners Finance Corp. (c)(d)
620,000	6.625		09/01/32	636,418
Civitas Resources, Inc. (c)(d)
435,000	8.375		07/01/28	451,156
Ecopetrol SA (c)
120,000	8.625		01/19/29	130,284
1,170,000	6.875		04/29/30	1,198,899
15,000	7.750		02/01/32	15,502
140,000	8.875		01/13/33	151,879
Kodiak Gas Services LLC (c)(d)
240,000	7.250		02/15/29	248,983
Matador Resources Co. (c)(d)
696,000	6.250		04/15/33	700,434
Murphy Oil Corp. (c)
712,000	6.000		10/01/32	702,310
Nabors Industries, Inc. (c)(d)
660,000	9.125		01/31/30	686,578
Noble Finance II LLC (c)(d)
800,000	8.000		04/15/30	828,128
Petroleos Mexicanos
110,000	6.500		01/23/29	111,870
1,050,000	8.750	(c)	06/02/29	1,133,212
1,060,000	6.840	(c)	01/23/30	1,078,561
320,000	5.950	(c)	01/28/31	310,240
60,000	6.700	(c)	02/16/32	59,475
Petronas Capital Ltd. (c)(d)
530,000	4.950		01/03/31	546,981
520,000	5.340		04/03/35	541,585
Raizen Fuels Finance SA (c)
210,000	5.700		01/17/35	193,431
440,000	6.700	(d)	02/25/37	424,103
210,000	6.950	(d)	03/05/54	194,880

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
	$200,000	6.950%		03/05/54	$185,600
SM Energy Co. (c)(d)
	330,000	6.750		08/01/29	331,897
	530,000	7.000		08/01/32	529,894
Sunoco LP/Sunoco Finance Corp. (c)
	895,000	7.000	(d)	09/15/28	922,342
	495,000	4.500		05/15/29	482,971
Transocean International Ltd. (c)(d)
	295,000	8.250		05/15/29	291,159
	300,000	8.500		05/15/31	294,075
USA Compression Partners LP/USA Compression Finance Corp. (c)(d)
	880,000	7.125		03/15/29	908,882

					14,790,183

Packaging(c) – 0.3%
ARD Finance SA (h)
(PIK 5.750%, Cash 5.000%)
EUR	249,939	5.000		06/30/27	7,365
(PIK 7.250%, Cash 6.500%)
	$2,489,738	6.500	(d)	06/30/27	78,900
Crown Americas LLC
	2,058,000	5.250		04/01/30	2,084,651
LABL, Inc. (d)
	171,000	10.500		07/15/27	141,489
Sealed Air Corp./Sealed Air Corp. U.S. (d)
	1,375,000	6.125		02/01/28	1,394,223

					3,706,628

Pharmaceuticals(c)(d) – 0.2%
Jazz Securities DAC
	990,000	4.375		01/15/29	965,280
Organon & Co./Organon Foreign Debt Co-Issuer BV
	985,000	4.125		04/30/28	951,707

					1,916,987

Pipelines – 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (c)(d)
	480,000	5.375		06/15/29	478,214
Buckeye Partners LP (c)
	734,000	3.950		12/01/26	728,319
	1,070,000	6.875	(d)	07/01/29	1,108,477
CQP Holdco LP/BIP-V Chinook Holdco LLC (c)(d)
	1,241,000	5.500		06/15/31	1,229,906
Delek Logistics Partners LP/Delek Logistics Finance Corp. (c)(d)
	725,000	8.625		03/15/29	756,233
Galaxy Pipeline Assets Bidco Ltd.
	240,000	2.625	(d)	03/31/36	210,900
	1,698,105	2.940		09/30/40	1,440,418
Genesis Energy LP/Genesis Energy Finance Corp. (c)
	910,000	7.875		05/15/32	948,948
Prairie Acquiror LP (c)(d)
	535,000	9.000		08/01/29	556,833
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c)(d)
	710,000	7.375		02/15/29	731,371

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
Venture Global LNG, Inc. (c)(d)
$1,310,000	9.500%	02/01/29	$1,444,393

			9,634,012

Real Estate Investment Trust(c) – 0.1%
Iron Mountain, Inc. (d)
460,000	7.000	02/15/29	473,653
MPT Operating Partnership LP/MPT Finance Corp.
903,000	4.625	08/01/29	747,946

			1,221,599

Retailing(c)(d) – 0.3%
Asbury Automotive Group, Inc.
510,000	4.625	11/15/29	494,695
Cougar JV Subsidiary LLC
1,114,000	8.000	05/15/32	1,185,474
Group 1 Automotive, Inc.
219,000	4.000	08/15/28	212,805
LCM Investments Holdings II LLC
1,273,000	4.875	05/01/29	1,247,285
Lithia Motors, Inc.
520,000	3.875	06/01/29	496,730
Sonic Automotive, Inc.
525,000	4.625	11/15/29	509,770

			4,146,759

Semiconductors(c)(d) – 0.0%
Entegris, Inc.
470,000	5.950	06/15/30	476,651

Software(c) – 0.4%
Camelot Finance SA (d)
15,000	4.500	11/01/26	14,917
Castle U.S. Holding Corp. (d)
522,000	10.000	06/30/31	80,471
Clarivate Science Holdings Corp. (d)
510,000	3.875	07/01/28	491,385
Cloud Software Group, Inc. (d)
215,000	6.625	08/15/33	219,023
CoreWeave, Inc. (d)
2,104,000	9.000	02/01/31	2,156,495
Open Text Corp. (d)
1,585,000	3.875	12/01/29	1,498,649
Twilio, Inc.
525,000	3.625	03/15/29	500,446

			4,961,386

Sovereign(c)(d) – 0.3%
Eagle Funding Luxco SARL
3,300,000	5.500	08/17/30	3,351,150

Telecommunication Services – 0.0%
Hughes Satellite Systems Corp.
650,000	6.625	08/01/26	618,768

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Transportation(c)(d) – 0.1%
Rand Parent LLC
$725,000	8.500%	02/15/30	$753,391

TOTAL CORPORATE OBLIGATIONS (Cost $157,345,630)			$159,977,640

Bank Loans(i) –4.3%

Aerospace & Defense–0.2%
Bleriot U.S. Bidco, Inc.(3 mo. USD Term SOFR + 2.500%)
$691,267	6.502%	10/31/30	$691,081
Kaman Corp.
(3 mo. USD Term SOFR + 2.750%)
	2,187,6216.699–6.949	02/26/32	2,179,220
(3 mo. USD Term SOFR + 2.500%)
19,295	6.829	02/26/32	18,626

			2,888,927

Automotive(j)–0.1%
First Brands Group LLC
1,900,000	0.000	03/30/27	668,401

Automotive - Parts–0.1%
Adient U.S. LLC(1 mo. USD Term SOFR + 2.250%)
1,674,500	6.413	01/31/31	1,674,500

Banks–0.1%
Nouryon Finance BV(1 mo. USD Term SOFR + 3.250%)
1,231,983	7.500	04/03/28	1,232,759

Building & Construction–0.4%
AAL Delaware Holdco, Inc.(1 mo. USD Term SOFR + 2.750%)
2,499,797	6.913	07/30/31	2,501,672
Construction Partners, Inc.(1 mo. USD Term SOFR + 2.500%)
347,375	6.663	11/03/31	348,136
KKR Apple Bidco LLC(1 mo. USD Term SOFR + 2.500%)
1,444,088	6.663	09/23/31	1,443,568

			4,293,376

Commercial Services–0.5%
Anticimex International AB(3 mo. USD Term SOFR + 3.400%)
3,324,420	7.760	11/16/28	3,329,407
Fleet Midco I Ltd.(6 mo. USD Term SOFR + 2.500%)
2,353,065	6.542	02/21/31	2,353,065
Fugue Finance BV(3 mo. USD Term SOFR + 2.750%)
248,752	6.949	01/09/32	249,107

			5,931,579

Consumer Cyclical Services–0.2%
IRB Holding Corp.(1 mo. USD Term SOFR + 2.500%)
2,370,090	6.663	12/15/27	2,370,208

Diversified Financial Services–0.5%
Deep Blue Operating I LLC(j)
2,800,000	0.000	09/17/32	2,800,000
FNZ Group Services Ltd.(3 mo. USD Term SOFR + 5.000%)
771,125	9.321	11/05/31	616,900
GEN II Fund Services LLC(6 mo. USD Term SOFR + 2.750%)
1,388,025	6.752	11/26/31	1,387,442

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)–(continued)

Diversified Financial Services–(continued)
VFH Parent LLC(1 mo. USD Term SOFR + 2.500%)
$1,825,000	6.663%	06/21/31	$1,825,000

			6,629,342

Diversified Manufacturing–0.2%
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
2,216,064	6.792	03/15/30	2,224,374

Energy - Exploration & Production–0.2%
CQP Holdco LP(3 mo. USD Term SOFR + 2.000%)
2,357,217	6.002	12/31/30	2,356,864
Kohler Energy Co. LLC(3 mo. USD Term SOFR + 3.750%)
482,078	7.752	05/01/31	482,531

			2,839,395

Entertainment–0.1%
Crown Finance U.S., Inc.(1 mo. USD Term SOFR + 4.500%)
1,488,769	8.780	12/02/31	1,484,496

Food & Beverages–0.1%
Sazerac Co., Inc.(1 mo. USD Term SOFR + 2.500%)
1,625,000	6.700	07/09/32	1,634,035

Healthcare – 0.1%
LifePoint Health, Inc.(3 mo. USD Term SOFR + 3.750%)
936,791	8.068	05/19/31	934,356

Insurance – 0.0%
Broadstreet Partners, Inc.(1 mo. USD Term SOFR + 2.750%)
498,882	6.913	06/13/31	499,276

Internet – 0.2%
BEP Intermediate Holdco LLC(1 mo. USD Term SOFR + 2.750%)
543,149	6.913	07/25/31	544,170
Plano HoldCo, Inc.(3 mo. USD Term SOFR + 3.500%)
1,293,500	7.502	10/02/31	1,261,163

			1,805,333

Machinery – 0.2%
TK Elevator Midco GmbH(6 mo. USD Term SOFR + 3.000%)
2,364,224	7.197	04/30/30	2,369,378

Media - Cable – 0.0%
iHeartCommunications, Inc.(1 mo. USD Term SOFR + 5.775%)
603,870	10.053	05/01/29	526,309

Midstream – 0.2%
AL GCX Holdings LLC(1 mo. USD Term SOFR + 2.000%)
509,284	6.223	05/17/29	508,011
Prairie ECI Acquiror LP(1 mo. USD Term SOFR + 3.750%)
1,980,038	7.913	08/01/29	1,989,106

			2,497,117

Mining – 0.1%
Crosby U.S. Acquisition Corp.(1 mo. USD Term SOFR + 3.500%)
1,645,792	7.663	08/16/29	1,651,355

Pipelines – 0.1%
WhiteWater DBR HoldCo LLC(3 mo. USD Term SOFR + 2.250%)
1,658,281	6.313	03/03/31	1,659,326

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(i)–(continued)

Retailers – 0.2%
Harbor Freight Tools USA, Inc.(1 mo. USD Term SOFR + 2.250%)
	$2,400,750	6.413%		06/11/31	$2,355,736

Technology – 0.0%
McAfee LLC(1 mo. USD Term SOFR + 3.000%)
	346,507	7.223		03/01/29	330,373

Technology - Software – 0.5%
Athenahealth Group, Inc.(1 mo. USD Term SOFR + 2.750%)
	1,703,273	6.913		02/15/29	1,699,015
Camelot U.S. Acquisition LLC(1 mo. USD Term SOFR +
	2.750%)
	1,831,969	6.913		01/31/31	1,819,951
Drake Software LLC(1 mo. USD Term SOFR + 4.250%)
	853,473	8.413		06/26/31	852,048
Epicor Software Corp.(1 mo. USD Term SOFR + 2.500%)
	391,050	6.663		05/30/31	391,351
iSolved, Inc.(1 mo. USD Term SOFR + 2.750%)
	631,534	6.913		10/15/30	632,797
Travelport Finance (Luxembourg) SARL(3 mo. USD Term SOFR +5.441%)
	12,608	9.993		09/30/28	10,508
UKG, Inc.(3 mo. USD Term SOFR + 2.500%)
	677,015	6.810		02/10/31	676,142

					6,081,812

TOTAL BANK LOANS (Cost $55,168,389)					$54,581,763

Sovereign Debt Obligations – 0.7%

Euro – 0.1%
Ivory Coast Government International Bonds
EUR	530,000	4.875%		01/30/32	$592,628
Romania Government International Bonds (d)
	1,250,000	3.624		05/26/30	1,408,640

					2,001,268

Sovereign – 0.1%
Romania Government International Bonds
	$930,000	3.000		02/14/31	825,755

United States Dollar – 0.5%
Dominican Republic International Bonds (c)
	236,000	7.050		02/03/31	254,526
	185,000	6.600	(d)	06/01/36	193,880
	1,289,000	6.950	(d)	03/15/37	1,378,263
Egypt Taskeek Co.
	420,000	7.950		10/07/32	420,000
Guatemala Government Bonds (c)(d)
	1,160,000	6.250		08/15/36	1,198,280
Ivory Coast Government International Bonds
	1,896,000	6.125		06/15/33	1,815,894

	560,000	8.075	(d)	04/01/36	579,040

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Mexico Government International Bonds (c)
$360,000	3.771%	05/24/61	$227,880

			6,067,763

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,670,101)			$8,894,786

Municipal Debt Obligations – 0.6%

Illinois – 0.6%
Illinois State GO Bonds Build America Series 2010
$3,192,857	7.350%	07/01/35	$3,481,036
Illinois State GO Bonds Taxable-Pension Series 2003
3,734,510	5.100	06/01/33	3,799,058

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,142,085)			$7,280,094

Shares	Description	Value

Common Stocks(k) –0.1%

Media – 0.1%
242,215	iHeartMedia, Inc. Class A	$ 695,157
(Cost $641,642)

Units	Expiration Date	Value

Rights – 0.0%

Cineworld Group PLC
16,800	12/31/99	$ 361,553
(Cost $426,888)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 20.4%
U.S. Treasury Bonds(l)
$13,490,000	4.750%		02/15/45	$13,576,420
U.S. Treasury Inflation-Indexed Bonds(l)
39,247,980	1.500		02/15/53	31,424,447
U.S. Treasury Notes
11,400	3.875		11/30/29	11,474
76,420,000	3.625		09/30/30	76,031,930
56,500,000	4.125	(l)	03/31/32	57,259,219
78,130,000	3.875		09/30/32	77,873,636

TOTAL U.S. TREASURY OBLIGATIONS (Cost $254,600,775)				$256,177,126

Shares	Dividend Rate	Value

Investment Company(m) –11.4%

Goldman Sachs Financial Square Government Fund—Institutional Shares
143,174,213	4.042%	$143,174,213
(Cost $143,174,213)

TOTAL INVESTMENTS BEFORE SHORT- TERM INVESTMENTS – 114.8% (Cost $1,434,754,384)		$1,440,743,192

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 5.0%

Certificates of Deposit – 0.4%
National Bank of Kuwait
$5,875,000	4.480%	12/02/25	$5,877,605

Commercial Paper(d)(e) – 4.6%
Air Lease Corp.
9,370,000	0.000	10/01/25	9,368,827
Alimentation Couche-Tard, Inc.
5,895,000	0.000	10/02/25	5,893,591
Enel Finance America LLC
5,932,000	0.000	11/07/25	5,905,092
Entergy Corp.
7,216,000	0.000	12/09/25	7,156,274
General Motors Financial Co., Inc.
5,224,000	0.000	01/26/26	5,151,033
LSEGA Financing PLC
9,184,000	0.000	11/14/25	9,135,440
Oracle Corp.
2,367,000	0.000	01/15/26	2,337,969
9,494,000	0.000	01/16/26	9,376,521
VW Credit, Inc.
3,086,000	0.000	10/07/25	3,083,402

			57,408,149

TOTAL SHORT- TERM INVESTMENTS (Cost $63,277,531)			$63,285,754

TOTAL INVESTMENTS – 119.8% (Cost $1,498,031,915)			$1,504,028,946

LIABILITIES IN EXCESS OF OTHER ASSETS – (19.8)%			(249,035,928)

NET ASSETS – 100.0%			$1,254,993,018

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2025.
(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $278,128,377 which represents approximately 22.1% of net assets as of September 30, 2025.
(h)	Pay-in-kind securities.
(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Security is currently in default and/or non-income producing.
(l)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/NR), due 02/26/32	$187,034	$186,912	$(721)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	1,059,829	NZD	1,194,003	10/01/25	$9,052
	AUD	130,608,773	NZD	147,371,492	10/03/25	980,309
	AUD	244,495	NZD	278,774	10/09/25	133
	AUD	96,999,593	NZD	110,490,820	10/10/25	113,612
	AUD	472,465	NZD	538,657	10/15/25	232
	AUD	70,419	NZD	79,313	10/16/25	597
	AUD	9,325,257	USD	6,129,601	10/03/25	41,204
	AUD	9,230,677	USD	6,040,555	10/24/25	69,635
	AUD	9,954,487	USD	6,481,366	10/31/25	108,553
	AUD	3,077,261	USD	1,985,560	11/10/25	51,817
	AUD	22,494,886	USD	14,878,117	11/12/25	15,497
	AUD	51,774,347	USD	33,940,801	12/17/25	349,874
	BRL	26,673,010	USD	4,955,966	10/02/25	53,177
	BRL	23,242,604	USD	4,155,714	10/14/25	195,744
	CAD	9,707,636	USD	6,987,953	12/18/25	13,552
	CHF	13,134,827	EUR	14,052,582	10/03/25	4,552

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	CHF	2,392,053	EUR	2,561,000	10/10/25	$18
	CHF	16,041,676	USD	20,235,341	12/17/25	105,803
	CLP	1,532,335,947	USD	1,575,116	12/17/25	18,600
	CNH	86,778,629	USD	12,176,039	10/09/25	6,437
	CNH	14,179,088	USD	1,990,000	10/17/25	1,722
	CNH	145,180,968	USD	20,331,838	11/04/25	86,863
	CNH	170,959,704	USD	24,038,204	11/28/25	45,764
	COP	13,371,138,571	USD	3,293,484	12/17/25	81,131
	CZK	720,602,614	USD	34,611,641	12/17/25	208,673
	EUR	3,414,000	CZK	83,053,948	10/10/25	4,204
	EUR	11,982,310	PLN	51,069,146	10/03/25	20,401
	EUR	28,611,669	SEK	314,955,537	10/03/25	136,280
	EUR	23,519,728	SEK	259,932,037	10/10/25	1,710
	EUR	27,246,630	USD	31,926,248	10/02/25	66,606
	EUR	34,824,441	USD	40,762,876	10/03/25	130,317
	EUR	22,582,664	USD	26,275,906	10/10/25	253,926
	EUR	20,099,961	USD	23,460,675	10/14/25	158,726
	EUR	19,253,090	USD	22,630,082	10/28/25	15,030
	EUR	45,793,241	USD	53,815,396	12/17/25	191,690
	GBP	13,232,284	EUR	15,141,372	10/03/25	16,399
	GBP	1,480,643	USD	1,990,000	10/03/25	1,352
	GBP	5,803,430	USD	7,804,800	10/10/25	696
	GBP	438,979	USD	590,127	12/17/25	310
	HKD	6,378,741	USD	817,881	10/06/25	1,921
	HUF	5,116,827,371	USD	14,953,203	12/17/25	376,408
	ILS	21,055,760	USD	6,287,672	12/17/25	70,860
	JPY	684,225,701	USD	4,593,505	10/03/25	34,708
	JPY	277,598,707	USD	1,879,091	10/10/25	96
	JPY	328,083,867	USD	2,203,680	11/25/25	27,500
	MXN	57,925,570	USD	3,156,535	10/03/25	5,465
	MXN	106,101,129	USD	5,686,020	10/15/25	97,979
	MXN	114,025,084	USD	6,127,087	11/18/25	66,428
	MXN	364,274,661	USD	19,513,881	12/17/25	211,489
	NOK	122,283,126	USD	12,226,098	12/17/25	29,898
	NZD	12,020,088	USD	6,958,333	10/02/25	10,796
	NZD	19,167,053	USD	11,072,177	10/03/25	41,075
	NZD	1,242,290	USD	716,594	10/23/25	4,297
	NZD	36,307,208	USD	21,000,089	11/10/25	82,792
	PLN	49,980,650	EUR	11,706,098	10/03/25	4,482
	PLN	29,625,360	USD	7,955,993	10/23/25	192,116
	SEK	63,531,084	USD	6,762,298	12/17/25	19,192
	SGD	12,003,524	USD	9,283,504	10/03/25	24,261
	TRY	148,598,200	USD	3,335,013	12/17/25	17,537
	USD	9,756,720	AUD	14,632,000	12/17/25	65,798
	USD	4,412,150	BRL	23,446,959	10/02/25	8,853
	USD	19,732,197	CAD	27,341,843	10/03/25	82,996
	USD	24,025,971	CAD	33,400,328	10/10/25	14,318
	USD	5,143,408	CAD	7,087,581	12/09/25	33,856
	USD	71,435,043	CAD	97,789,735	12/17/25	908,963
	USD	6,504,628	CHF	5,111,989	12/17/25	22,529
	USD	5,515,509	CNH	39,252,943	10/17/25	1,690
	USD	17,473,317	CNH	124,035,002	11/04/25	28,651
	USD	32,396,831	CNH	229,156,670	12/17/25	71,631
	USD	4,849,000	COP	19,046,872,000	10/16/25	1,306

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	1,968,051	COP	7,687,207,675	11/04/25	$16,319
	USD	1,776,848	CZK	36,468,597	12/17/25	14,645
	USD	39,129,106	EUR	33,132,469	10/03/25	222,741
	USD	29,095,464	EUR	24,753,636	10/10/25	15,201
	USD	18,815,681	EUR	15,961,725	10/22/25	49,227
	USD	13,436,913	EUR	11,311,485	10/28/25	132,563
	USD	30,307,669	EUR	25,602,905	12/08/25	128,116
	USD	53,643,023	EUR	45,277,514	12/17/25	244,168
	USD	10,847,014	EUR	9,132,347	12/18/25	75,992
	USD	1,980,454	GBP	1,465,337	10/03/25	9,688
	USD	3,115,529	GBP	2,310,736	11/14/25	7,297
	USD	42,787,941	GBP	31,605,241	12/17/25	278,193
	USD	25,523,737	INR	2,263,294,559	10/03/25	43,566
	USD	1,622,528	INR	143,090,740	10/06/25	12,282
	USD	12,928,680	INR	1,138,821,725	10/09/25	116,563
	USD	4,725,023	INR	418,637,050	10/15/25	17,016
	USD	4,849,000	INR	428,700,090	10/16/25	28,130
	USD	8,410,904	INR	747,389,615	10/20/25	8,404
	USD	3,297,297	INR	291,101,892	10/23/25	25,219
	USD	20,316,078	INR	1,806,105,238	10/27/25	20,035
	USD	6,832,000	INR	605,106,824	12/01/25	45,730
	USD	48,506,724	INR	4,243,396,262	12/17/25	971,078
	USD	6,661,522	INR	590,218,843	12/18/25	50,204
	USD	422,087	JPY	62,288,016	10/03/25	761
	USD	46,198	JPY	6,707,715	11/26/25	577
	USD	34,433,819	JPY	4,988,920,752	12/17/25	424,738
	USD	1,858,570	KRW	2,602,723,220	10/10/25	4,288
	USD	34,971,304	KRW	48,135,369,226	12/17/25	565,305
	USD	11,675,268	KRW	16,141,741,427	12/18/25	136,881
	USD	9,709,000	NOK	95,698,458	12/17/25	117,488
	USD	39,850,011	NZD	68,082,958	10/02/25	376,184
	USD	21,512,406	NZD	37,061,664	10/03/25	23,678
	USD	9,704,005	NZD	16,355,983	10/09/25	218,510
	USD	3,743,707	NZD	6,453,220	10/10/25	1,062
	USD	19,558,436	NZD	33,285,290	10/21/25	244,919
	USD	34,044,775	NZD	57,978,159	10/22/25	401,965
	USD	4,793,894	NZD	8,059,426	10/23/25	117,074
	USD	54,090,230	NZD	90,637,778	12/17/25	1,380,934
	USD	2,559,627	NZD	4,354,188	12/18/25	27,391
	USD	13,160,778	PLN	47,725,625	12/17/25	47,392
	USD	8,624,416	SEK	79,835,433	12/17/25	102,553
	USD	17,150,771	SGD	22,040,590	10/03/25	60,070
	USD	9,354,629	SGD	12,054,796	10/10/25	1,579
	USD	10,012,000	SGD	12,834,483	12/17/25	4,090
	USD	8,035,429	TWD	233,114,337	12/17/25	337,427
	ZAR	14,391,473	USD	814,081	11/14/25	16,592
	ZAR	199,273,118	USD	11,327,048	12/17/25	146,950

TOTAL						$13,410,874

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	7,279,578	USD	4,849,000	12/17/25	$(27,661)
	BRL	23,446,959	USD	4,378,198	11/04/25	(10,884)
	CAD	33,411,596	USD	24,025,971	10/03/25	(14,745)
	CAD	3,924,826	USD	2,848,219	12/09/25	(18,748)
	CAD	83,152,090	USD	60,613,133	12/17/25	(643,741)
	CAD	14,071,372	USD	10,241,963	12/18/25	(93,170)
	CHF	4,717,919	EUR	5,060,000	10/03/25	(12,963)
	CHF	15,822,136	USD	20,167,514	12/17/25	(104,751)
	CHF	1,789,266	USD	2,276,915	12/18/25	(7,798)
	CNH	19,749,250	USD	2,779,439	10/09/25	(6,928)
	CNH	66,616,550	USD	9,363,791	10/10/25	(11,088)
	CNH	107,482,765	USD	15,183,326	11/18/25	(52,080)
	CNH	13,203,213	USD	1,864,054	12/05/25	(3,146)
	CNH	246,733,538	USD	34,871,040	12/17/25	(66,418)
	COP	7,842,219,000	USD	1,997,000	10/31/25	(4,870)
	COP	7,714,760,390	USD	1,968,051	11/04/25	(9,324)
	COP	27,014,528,285	USD	6,907,320	11/26/25	(68,174)
	CZK	121,116,191	USD	5,868,843	12/17/25	(16,374)
	EUR	19,081,039	CHF	17,852,746	10/03/25	(28,629)
	EUR	3,147,402	CHF	2,942,582	10/10/25	(3,558)
	EUR	1,611,000	CHF	1,500,835	12/12/25	(2,441)
	EUR	23,128,717	GBP	20,224,965	10/03/25	(41,749)
	EUR	6,292,641	GBP	5,500,939	10/10/25	(6,136)
	EUR	7,645,080	PLN	32,665,839	10/03/25	(9,588)
	EUR	11,699,897	PLN	49,980,650	10/10/25	(4,288)
	EUR	9,353,000	SEK	103,654,903	10/03/25	(29,569)
	EUR	4,268,000	SEK	47,244,455	10/10/25	(7,765)
	EUR	21,518,003	USD	25,301,998	10/03/25	(34,118)
	EUR	13,912,466	USD	16,361,060	10/16/25	(10,413)
	EUR	20,515,511	USD	24,122,138	10/22/25	(1,725)
	EUR	6,134,342	USD	7,253,859	10/28/25	(38,765)
	EUR	13,424,972	USD	15,915,304	11/03/25	(120,517)
	EUR	20,779,898	USD	24,514,045	11/05/25	(63,425)
	EUR	20,073,480	USD	23,638,530	11/10/25	(12,847)
	EUR	11,728,994	USD	13,931,491	12/08/25	(105,880)
	EUR	47,429,553	USD	56,282,449	12/17/25	(345,549)
	EUR	2,112,161	USD	2,498,615	12/18/25	(7,455)
	GBP	6,992,682	EUR	8,009,000	10/03/25	(80)
	GBP	5,801,032	USD	7,825,578	10/03/25	(23,632)
	GBP	6,326,737	USD	8,590,444	10/23/25	(80,465)
	GBP	1,607,576	USD	2,173,997	11/14/25	(11,605)
	GBP	23,323,803	USD	31,721,355	12/17/25	(350,325)
	GBP	2,684,513	USD	3,612,721	03/18/26	(3,736)
	INR	2,263,294,559	USD	25,546,243	10/03/25	(66,071)
	INR	143,097,121	USD	1,612,262	10/06/25	(1,945)
	INR	1,138,886,298	USD	12,901,220	10/09/25	(88,377)
	INR	57,801,571	USD	651,220	10/15/25	(1,181)
	INR	2,093,507,326	USD	23,788,000	10/20/25	(251,821)
	INR	884,589,056	USD	9,958,000	10/27/25	(17,462)
	INR	402,339,000	USD	4,549,133	11/14/25	(32,395)
	INR	4,669,795,425	USD	52,642,675	12/17/25	(330,393)
	INR	584,090,043	USD	6,599,112	12/18/25	(56,445)
	JPY	4,762,971,211	USD	32,558,889	11/25/25	(167,638)
	JPY	4,455,620,775	USD	30,736,671	12/17/25	(363,054)

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	JPY	395,769,198	USD	2,729,298	12/18/25	$(31,061)
	KRW	2,622,035,000	USD	1,885,000	10/10/25	(16,959)
	KRW	73,793,603,497	USD	53,631,830	12/17/25	(885,946)
	NOK	107,460,982	USD	10,903,821	12/17/25	(133,395)
	NZD	148,475,516	AUD	130,608,773	10/03/25	(340,185)
	NZD	265,532	AUD	236,406	10/23/25	(2,399)
	NZD	56,021,755	USD	33,152,305	10/02/25	(671,443)
	NZD	40,994,676	USD	23,962,081	10/03/25	(192,952)
	NZD	36,167,456	USD	21,157,962	10/09/25	(182,995)
	NZD	37,052,535	USD	21,512,406	10/10/25	(23,215)
	NZD	24,041,969	USD	14,242,463	10/21/25	(292,306)
	NZD	38,260,890	USD	22,711,664	10/22/25	(510,135)
	NZD	3,423,056	USD	2,029,455	10/23/25	(43,082)
	NZD	64,726,040	USD	38,033,291	11/04/25	(456,394)
	NZD	87,498,087	USD	51,978,601	12/17/25	(1,095,154)
	PLN	33,754,336	EUR	7,925,802	10/03/25	(20,589)
	PLN	66,035,279	USD	18,150,785	12/17/25	(6,525)
	SEK	418,610,440	EUR	37,939,084	10/03/25	(76,668)
	SEK	2,541,986	EUR	231,027	10/06/25	(1,217)
	SEK	2,755,534	EUR	250,901	12/19/25	(1,767)
	SEK	44,337,853	USD	4,805,724	12/17/25	(72,974)
	SGD	21,617,799	USD	16,805,978	10/03/25	(43,118)
	SGD	34,343,175	USD	26,950,138	12/17/25	(170,451)
	TWD	146,366,841	USD	4,850,000	10/15/25	(41,759)
	TWD	26,465,239	USD	917,912	12/17/25	(43,966)
	TWD	61,170,954	USD	2,046,214	12/18/25	(26,024)
	USD	6,168,554	AUD	9,338,594	10/03/25	(11,077)
	USD	5,597,920	AUD	8,463,449	10/10/25	(3,204)
	USD	3,488,141	AUD	5,274,672	10/24/25	(3,396)
	USD	3,072,021	AUD	4,645,427	10/31/25	(3,275)
	USD	2,090,255	AUD	3,219,412	11/10/25	(41,237)
	USD	22,058,060	AUD	33,698,418	12/17/25	(260,743)
	USD	582,862	BRL	3,226,052	10/02/25	(22,985)
	USD	4,249,105	BRL	23,242,604	10/14/25	(102,353)
	USD	3,852,057	BRL	21,642,164	12/17/25	(139,817)
	USD	4,382,659	CAD	6,104,269	10/03/25	(4,170)
	USD	6,987,953	CAD	9,708,105	12/17/25	(13,544)
	USD	37,793,367	CHF	29,884,562	12/17/25	(100,816)
	USD	1,762,329	CLP	1,708,102,164	12/17/25	(14,194)
	USD	25,226,063	CNH	180,623,485	10/09/25	(130,886)
	USD	9,349,736	CNH	66,616,550	10/10/25	(2,966)
	USD	486,799	CNH	3,472,928	10/17/25	(1,040)
	USD	23,646,164	CNH	168,289,746	11/18/25	(45,388)
	USD	2,678,789	CNH	19,020,701	12/17/25	(4,301)
	USD	3,337,802	COP	13,871,003,905	12/17/25	(162,970)
	USD	29,660,426	CZK	621,099,241	12/17/25	(351,775)
	USD	31,655,134	EUR	27,246,629	10/02/25	(337,719)
	USD	27,239,151	EUR	23,214,467	10/03/25	(20,831)
	USD	8,181,756	EUR	6,983,380	10/10/25	(22,232)
	USD	14,726,301	EUR	12,539,425	10/14/25	(8,738)
	USD	10,721,516	EUR	9,229,608	10/28/25	(134,171)
	USD	9,577,641	EUR	8,172,746	11/03/25	(37,782)
	USD	53,031,950	EUR	45,132,578	12/17/25	(195,972)
	USD	2,708,032	EUR	2,287,771	03/18/26	(2,198)

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	7,804,800	GBP	5,803,676	10/03/25	$(702)
	USD	6,968,000	GBP	5,233,054	12/17/25	(70,573)
	USD	23,751,072	HUF	8,057,711,656	12/17/25	(389,196)
	USD	4,979,000	IDR	83,542,641,000	10/29/25	(25,377)
	USD	14,027,586	ILS	47,956,799	12/17/25	(454,667)
	USD	4,196,128	JPY	621,937,685	10/03/25	(10,758)
	USD	18,800,640	JPY	2,765,198,097	11/25/25	(4,476)
	USD	3,150,868	MXN	57,888,984	10/03/25	(9,135)
	USD	3,156,535	MXN	57,968,600	10/10/25	(5,388)
	USD	5,355,532	MXN	99,576,728	10/15/25	(72,796)
	USD	10,218,075	MXN	193,165,148	12/17/25	(241,763)
	USD	3,198,919	MXN	59,267,802	12/18/25	(10,071)
	USD	2,506,998	NOK	25,302,218	12/17/25	(28,952)
	USD	13,303,814	NZD	22,983,153	10/03/25	(22,052)
	USD	756,588	NZD	1,311,462	10/23/25	(4,443)
	USD	46,786,769	NZD	80,872,090	11/04/25	(163,765)
	USD	6,147,991	PLN	22,954,502	10/23/25	(165,377)
	USD	9,856,000	PLN	35,980,763	12/17/25	(30,297)
	USD	3,343,535	SEK	31,393,435	12/17/25	(7,491)
	USD	8,962,000	SGD	11,584,021	10/03/25	(20,475)
	USD	872,462	TWD	26,554,952	12/17/25	(4,448)
	USD	41,024	ZAR	714,157	11/14/25	(197)
	USD	17,328,530	ZAR	305,674,139	12/17/25	(271,961)

TOTAL						$(13,470,724)

FORWARD SALES CONTRACTS — At September 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/20/25	$(8,000,000)	$(7,145,465)
Government National Mortgage Association	5.000	TBA - 30yr	10/15/25	(23,000,000)	(22,891,381)
Government National Mortgage Association	5.500	TBA - 30yr	10/15/25	(4,000,000)	(4,029,680)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/14/25	(39,000,000)	(31,431,562)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	10/14/25	(25,000,000)	(23,557,617)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/14/25	(79,000,000)	(76,623,830)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	10/14/25	(38,000,000)	(37,683,829)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	10/15/25	(1,000,000)	(1,023,941)

(PROCEEDS RECEIVED: $(205,108,477))					$(204,387,305)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	637	12/19/25	$71,662,500	$(439,148)
2 Year U.S. Treasury Notes	2,473	12/31/25	515,369,337	(580,609)
20 Year U.S. Treasury Bonds	503	12/19/25	58,646,656	841,447
30 Year German Euro-Buxl	1	12/08/25	134,405	1,853
5 Year U.S. Treasury Notes	1,996	12/31/25	217,953,845	(134,849)
ICE 3M Sonia Bonds	965	03/17/26	311,868,065	(407,189)
ICE 3M Sonia Bonds	773	06/16/26	250,155,504	(106,811)
ICE 3M Sonia Bonds	574	03/16/27	186,035,674	(265,113)

Total				$(1,090,419)

Short position contracts:
5 Year German Euro-Bobl	(373)	12/08/25	(51,591,461)	16,891
5 Year German Euro-Bund	(565)	12/08/25	(85,285,447)	(554,678)
Euro-Schatz	(1)	12/08/25	(125,600)	227
Ultra 10-Year U.S. Treasury Notes	(1,948)	12/19/25	(224,172,187)	(1,956,224)
Ultra Long U.S. Treasury Bonds	(206)	12/19/25	(24,732,875)	72,582

Total				$(2,421,202)

TOTAL FUTURES CONTRACTS				$(3,511,621)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	13.750%(a)	01/04/27	BRL	204,880		$(186,673)	$(198,530)	$11,857
13.750%(a)	1M BID Average(a)	01/04/27		269,600		245,643	(341,092)	586,735
3.490(b)	12M SOFR(b)	05/31/27		$10		25	(12)	37
3.062(a)	12M SOFR(a)	08/31/27		163,360	(c)	132,975	(53,406)	186,381
3.294(b)	12M SOFR(b)	09/15/27		293,270	(c)	158,395	(773,098)	931,493
12M EURO(b)	1.750(b)	12/17/27	EUR	39,890	(c)	(173,656)	(412,901)	239,245
2.250(d)	12M CDOR(d)	12/17/27	CAD	40,790	(c)	46,145	137,067	(90,922)
0.000(b)	12M CHFOR(b)	12/17/27	CHF	95,180	(c)	468,122	366,411	101,711
1.000(b)	12M JYOR(b)	12/17/27	JPY	14,208,000	(c)	51,515	(116,235)	167,750
3.500(b)	12M SOFR(b)	12/17/27		$322,090	(c)	(1,259,436)	(1,579,043)	319,607
3M STIBOR(e)	2.000(b)	12/17/27	SEK	2,185,460	(c)	(422,913)	(49,998)	(372,915)
12M CDOR(d)	2.250(d)	12/17/27	CAD	165,040	(c)	(186,706)	(606,360)	419,654
12M CDOR(d)	2.500(d)	12/17/27		41,870	(c)	98,061	87,974	10,087
12M SOFR(b)	3.750(b)	12/17/27		$20,890	(c)	181,561	256,742	(75,181)
6M NIBOR(d)	3.750(b)	12/17/27	NOK	3,164,160	(c)	(2,161,460)	(584,795)	(1,576,665)
3.750(e)	3M AUDOR(e)	12/17/27	AUD	664,010	(c)	(2,347,188)	(4,072,101)	1,724,913
3M AUDOR(e)	4.000(e)	12/17/27		7,000	(c)	46,884	68,016	(21,132)
12M GBP(b)	4.000(b)	12/17/27	GBP	375,950	(c)	2,543,142	3,108,610	(565,468)
2.000(b)	6M EURO(d)	12/17/27	EUR	23,550	(c)	96,318	52,220	44,098
Mexico Interbank TIIE
28 Days(f)	7.250(f)	03/15/28	MXN	469,070	(c)	112,965	127,376	(14,411)
12M THOR(e)	1.000(e)	03/18/28	THB	600,650	(c)	11,500	(1,460)	12,960

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M CNRR(e)	1.500%(e)	03/18/28	CNY	109,510	(c)	$(21,479)	$(15,032)	$(6,447)
4.500%(d)	12M CLICP(d)	03/18/28	CLP	9,826,450	(c)	8,933	(16,339)	25,272
8.500(e)	12M CPIBR(e)	03/18/28	COP	59,001,460	(c)	(18,231)	(81,747)	63,516
6M PRIBOR(d)	3.750(b)	03/18/28	CZK	426,290	(c)	(20,482)	39,500	(59,982)
2.250(e)	3M KWCDC(e)	03/18/28	KRW	7,225,620	(c)	24,842	6,674	18,168
12M MIBOR(d)	5.500(d)	03/18/28	INR	2,715,790	(c)	(11,455)	(5,419)	(6,036)
6M BUBOR(d)	6.000(b)	03/18/28	HUF	4,508,970	(c)	(19,206)	4,382	(23,588)
3M JIBAR(e)	6.750(e)	03/18/28	ZAR	151,500	(c)	15,725	9,179	6,546
3.750(b)	6M WIBOR(d)	03/18/28	PLN	20,210	(c)	15,558	22,023	(6,465)
12M SOFR(a)	3.368(a)	06/23/28		$902,790	(c)	1,480,485	748,135	732,350
12M EURO(a)	2.000(a)	09/10/28	EUR	964,467	(c)	(1,817,620)	(843,335)	(974,285)
2.500(a)	6M EURO(d)	09/10/28		964,467	(c)	(1,111,498)	(2,090,054)	978,556
2.250(b)	6M EURO(d)	12/17/28		1,930	(c)	1,124	1,481	(357)
1.250(b)	6M EURO(d)	12/19/28		2,630		84,239	(26,117)	110,356
1M BID Average(b)	13.250(b)	01/02/29	BRL	102,300		(39,210)	(277,347)	238,137
6M EURO(d)	2.400(b)	08/11/29	EUR	161,610	(c)	(213,665)	(52,773)	(160,892)
3.253(b)	12M SOFR(b)	02/28/30		$146,910	(c)	441,317	29,236	412,081
3.600(b)	12M SOFR(b)	06/23/30		947,980	(c)	(3,042,163)	(961,215)	(2,080,948)
3.528(b)	12M SOFR(b)	07/15/30		54,780	(c)	(263,678)	(48,859)	(214,819)
12M EURO(b)	2.200(b)	10/10/30	EUR	43,390	(c)	49,465	71,175	(21,710)
12M SOFR(b)	3.373(b)	11/06/30		$136,690	(c)	(4,252)	511,656	(515,908)
1.000(b)	12M JYOR(b)	12/17/30	JPY	30,912,000	(c)	2,317,694	1,322,575	995,119
6M EURO(d)	2.250(b)	12/17/30	EUR	146,050	(c)	(1,315,552)	(1,173,722)	(141,830)
12M CDOR(d)	2.500(d)	12/17/30	CAD	41,060	(c)	(54,932)	(308,387)	253,455
3M NZDOR(e)	3.500(d)	12/17/30	NZD	87,210	(c)	816,124	366,136	449,988
12M SOFR(b)	3.750(b)	12/17/30		$20	(c)	350	360	(10)
12M GBP(b)	3.750(b)	12/17/30	GBP	60,660	(c)	(332,331)	(69,075)	(263,256)
Mexico Interbank TIIE
28 Days(f)	7.500(f)	03/12/31	MXN	204,030	(c)	59,940	90,683	(30,743)
1.250(e)	12M THOR(e)	03/18/31	THB	491,410	(c)	(70,394)	(46,287)	(24,107)
3M JIBAR(e)	7.250(e)	03/18/31	ZAR	57,560	(c)	16,541	2,224	14,317
12M CPIBR(e)	8.750(e)	03/18/31	COP	27,061,860	(c)	1,513	48,092	(46,579)
12M SOFR(b)	3.379(b)	08/31/31		$232,090	(c)	(25,020)	799,281	(824,301)
12M SOFR(b)	3.845(b)	05/21/32		82,630	(c)	1,315,767	544,690	771,077
1.295(b)	12M JYOR(b)	08/02/34	JPY	8,713,821	(c)	991,190	(2,183,634)	3,174,824
12M EURO(b)	2.500(b)	08/15/34	EUR	70,880	(c)	375,241	33,205	342,036
12M SOFR(b)	4.098(b)	06/24/35		$230,840	(c)	1,406,578	(7,987)	1,414,565
0.500(b)	12M CHFOR(b)	12/17/35	CHF	6,430	(c)	(18,744)	(26,197)	7,453
1.250(b)	12M JYOR(b)	12/17/35	JPY	21,284,000	(c)	3,777,725	2,781,848	995,877
3.750(b)	12M SOFR(b)	12/17/35		$52,410	(c)	(412,985)	(459,897)	46,912
3M STIBOR(e)	2.750(b)	12/17/35	SEK	269,080	(c)	(4,707)	80,562	(85,269)
12M CDOR(d)	2.750(d)	12/17/35	CAD	15,190	(c)	(138,061)	(352,934)	214,873
3M NZDOR(e)	4.000(d)	12/17/35	NZD	37,770	(c)	494,839	217,562	277,277
12M GBP(b)	4.000(b)	12/17/35	GBP	10,050	(c)	(183,919)	(103,678)	(80,241)
4.250(d)	6M AUDOR(d)	12/17/35	AUD	350	(c)	1,187	(1,503)	2,690
2.500(b)	6M EURO(d)	12/17/35	EUR	43,960	(c)	930,546	791,561	138,985
4.000(b)	6M NIBOR(d)	12/17/35	NOK	124,380	(c)	85,395	(63,747)	149,142
Mexico Interbank TIIE
28 Days(f)	8.000(f)	03/05/36	MXN	103,990	(c)	72,266	88,169	(15,903)
6M WIBOR(d)	4.500(b)	03/18/36	PLN	4,280	(c)	(3,818)	(9,376)	5,558
12M CLICP(d)	5.250(d)	03/18/36	CLP	5,228,190	(c)	(18,993)	27,802	(46,795)
6M BUBOR(d)	6.500(b)	03/18/36	HUF	33,400	(c)	(784)	(199)	(585)

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.000%(b)	6M PRIBOR(d)	03/18/36	CZK	66,980	(c)	$57,589	$10,899	$46,690
3M JIBAR(e)	8.500%(e)	03/18/36	ZAR	54,910	(c)	71,679	18,566	53,113
12M CPIBR(e)	9.250(e)	03/18/36	COP	2,433,050	(c)	(363)	3,620	(3,983)
3.805(b)	12M SOFR(b)	08/31/36		$127,690	(c)	(1,036,178)	(1,059,303)	23,125
12M SOFR(b)	4.574(b)	07/16/40		309,210	(c)	1,175,554	(172,128)	1,347,682
6M EURO(d)	3.300(b)	07/30/40	EUR	147,060	(c)	(173,554)	(148,359)	(25,195)
12M JYOR(b)	2.160(b)	08/02/44	JPY	10,173,783	(c)	(2,567,631)	(3,126,541)	558,910
3.000(b)	6M EURO(d)	07/30/45	EUR	352,010	(c)	2,119,784	1,603,185	516,599
6M EURO(d)	2.500(b)	12/17/45		11,110	(c)	(867,795)	(865,121)	(2,674)
2.500(b)	6M EURO(d)	12/17/45		550	(c)	42,960	45,292	(2,332)
4.213(b)	12M SOFR(b)	05/21/55		$54,340	(c)	(114,853)	51,940	(166,793)
3.848(b)	12M SOFR(b)	07/17/55		230,020	(c)	(235,517)	318,618	(554,135)
6M EURO(d)	2.600(b)	07/29/55	EUR	236,470	(c)	(1,120,478)	(784,068)	(336,410)
2.800(b)	6M EURO(d)	08/13/55		56,890	(c)	875,626	265,599	610,027
6M EURO(d)	2.900(b)	08/15/55		53,000	(c)	178,672	208,619	(29,947)
3.977(b)	12M SOFR(b)	11/06/55		$36,320	(c)	(323,204)	(288,937)	(34,267)
12M JYOR(b)	2.000(b)	12/17/55	JPY	4,801,000	(c)	(3,395,376)	(3,559,122)	163,746
2.250(b)	6M EURO(d)	12/17/55	EUR	26,400	(c)	4,116,037	4,129,682	(13,645)
12M EURO(b)	2.530(b)	03/19/56		65,250	(c)	(4,299,136)	(3,094,756)	(1,204,380)
2.610(b)	6M EURO(d)	03/19/56		65,250	(c)	4,729,919	3,402,815	1,327,104
2.600(b)	6M EURO(d)	08/16/75		39,390	(c)	(230,069)	(129,270)	(100,799)
2.750(b)	6M EURO(d)	12/17/75		6,460	(c)	128,926	147,296	(18,370)

TOTAL						$2,209,216	$(8,192,758)	$10,401,974

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.
(f)	Payments made at monthly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.711%	Citigroup Global Markets, Inc.	12/15/56	$21,850	$(284,663)	$(301,279)	$16,616
CMBX.NA.AAA.17	0.500	0.711	MS & Co. Int. PLC	12/15/56	40,200	(523,729)	(517,034)	(6,695)

TOTAL						$(808,392)	$(818,313)	$ 9,921

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	1.931%	12/20/27	$21,533	$1,416,401	$941,391	$475,010
CDX.NA.HY Index 45	5.000	3.204	12/20/30	27,050	2,129,016	2,060,399	68,617
CDX.NA.IG Index 44	1.000	0.474	06/20/30	211,142	4,858,118	4,500,464	357,654
Republic of Chile, 3.240%, 2/06/28	1.000	0.513	12/20/30	5,200	122,381	123,508	(1,127)
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.822	12/20/30	5,230	45,319	39,058	6,261
Republic of Peru, 8.750%, 11/21/33	1.000	0.702	12/20/30	5,190	74,808	73,462	1,346
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.608	12/20/30	5,170	97,633	98,027	(394)

TOTAL					$8,743,676	$7,836,309	$907,367

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

JPMBKTL4 Index	12MSOFR-0.570%	JPMorgan Securities, Inc.	10/15/25	$97,087	$(3,836,882)

(a)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (JPMBKTL4) of Corporate Obligations

Corporate Obligations	Sector	Shares	Value	Weight

UnitedHealth Group Inc, 6.875, 02/15/38	Consumer Staples	(414)	$(48,022)	1.7
ConocoPhillips, 6.500, 02/01/39	Energy	(414)	(46,812)	1.6
Enbridge Inc, 6.700, 11/15/53	Energy	(414)	(46,318)	1.6
Valero Energy Corp, 6.625, 06/15/37	Energy	(414)	(45,955)	1.6
United Parcel Service Inc, 6.200, 01/15/38	Industrials	(414)	(45,740)	1.6
Home Depot Inc/The, 5.875, 12/16/36	Consumer Staples	(414)	(45,115)	1.6
Berkshire Hathaway Energy Co, 6.125, 04/01/36	Utilities	(414)	(45,111)	1.6
Marathon Petroleum Corp, 6.500, 03/01/41	Energy	(414)	(44,669)	1.6
Bank of America Corp, 5.875, 02/07/42	Financials	(414)	(44,460)	1.6
ONEOK Inc, 6.625, 09/01/53	Energy	(414)	(44,089)	1.6
Walmart Inc, 5.250, 09/01/35	Consumer Staples	(414)	(43,876)	1.5
Cisco Systems Inc, 5.500, 01/15/40	Communications	(414)	(43,287)	1.5
Rio Tinto Finance USA PLC, 5.750, 03/14/55	Materials	(414)	(42,662)	1.5
Apple Inc, 4.500, 02/23/36	Technology	(414)	(41,943)	1.5
Anheuser-Busch InBev Worldwide Inc, 5.550, 01/23/49	Consumer Staples	(414)	(41,909)	1.5
Cooperatieve Rabobank UA, 5.250, 05/24/41	Financials	(414)	(41,782)	1.5
Intuit Inc, 5.500, 09/15/53	Technology	(414)	(41,769)	1.5
Burlington Northern Santa Fe LLC, 5.500, 03/15/55	Industrials	(414)	(41,591)	1.5

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL4) of Corporate Obligations (continued)

Corporate Obligations	Sector	Shares	Value	Weight

Waste Management Inc, 5.350, 10/15/54	Industrials	(414)	$(40,864)	1.4
Marsh & McLennan Cos Inc, 5.400, 03/15/55	Financials	(414)	(40,683)	1.4
Coca-Cola Co/The, 5.200, 01/14/55	Consumer Staples	(414)	(40,612)	1.4
RTX Corp, 5.375, 02/27/53	Industrials	(414)	(40,506)	1.4
BlackRock Funding Inc, 5.250, 03/14/54	Financials	(414)	(40,448)	1.4
BHP Billiton Finance USA Ltd, 5.000, 09/30/43	Materials	(414)	(40,101)	1.4
Devon Energy Corp, 5.600, 07/15/41	Energy	(414)	(39,903)	1.4
Honeywell International Inc, 5.250, 03/01/54	Industrials	(414)	(39,871)	1.4
Abbott Laboratories, 4.900, 11/30/46	Consumer Staples	(414)	(39,786)	1.4
Shell Finance US Inc, 4.125, 05/11/35	Energy	(414)	(39,785)	1.4
Dow Chemical Co/The, 5.950, 03/15/55	Materials	(414)	(39,403)	1.4
Eli Lilly & Co, 5.000, 02/09/54	Consumer Staples	(414)	(39,243)	1.4
QUALCOMM Inc, 4.800, 05/20/45	Technology	(414)	(38,845)	1.4
KLA Corp, 4.950, 07/15/52	Technology	(414)	(38,767)	1.4
Kenvue Inc, 5.050, 03/22/53	Consumer Staples	(414)	(38,568)	1.4
Intercontinental Exchange Inc, 4.950, 06/15/52	Financials	(414)	(38,540)	1.4
Enterprise Products Operating LLC, 4.850, 03/15/44	Energy	(414)	(38,194)	1.3
Gilead Sciences Inc, 4.750, 03/01/46	Consumer Staples	(414)	(38,116)	1.3
Medtronic Inc, 4.625, 03/15/45	Consumer Staples	(414)	(38,074)	1.3
Energy Transfer LP, 5.400, 10/01/47	Energy	(414)	(37,932)	1.3
Microsoft Corp, 3.450, 08/08/36	Technology	(414)	(37,860)	1.3
Novartis Capital Corp, 4.400, 05/06/44	Consumer Staples	(414)	(37,467)	1.3
Phillips 66, 4.875, 11/15/44	Energy	(414)	(37,033)	1.3
Visa Inc, 4.300, 12/14/45	Financials	(414)	(36,592)	1.3
Chubb INA Holdings LLC, 4.350, 11/03/45	Financials	(414)	(36,584)	1.3
Mitsubishi UFJ Financial Group Inc, 3.751, 07/18/39	Financials	(414)	(36,400)	1.3
Meta Platforms Inc, 4.450, 08/15/52	Communications	(414)	(35,571)	1.3
Berkshire Hathaway Finance Corp, 4.250, 01/15/49	Financials	(414)	(35,547)	1.2
Amazon.com Inc, 4.050, 08/22/47	Communications	(414)	(35,059)	1.2
Caterpillar Inc, 3.803, 08/15/42	Industrials	(414)	(35,020)	1.2
AbbVie, Inc., 4.250, 11/21/49	Health Care	(414)	(34,928)	1.2
Comcast Corp, 3.750, 04/01/40	Communications	(414)	(34,859)	1.2

A basket (JPOSSVHY) of Options

UnitedHealth Group Inc, 6.875, 02/15/38	Consumer Staples	(249)	(28,862)	1.7
ConocoPhillips, 6.500, 02/01/39	Energy	(249)	(28,135)	1.6
Enbridge Inc, 6.700, 11/15/53	Energy	(249)	(27,839)	1.6
Valero Energy Corp, 6.625, 06/15/37	Energy	(249)	(27,620)	1.6
United Parcel Service Inc, 6.200, 01/15/38	Industrials	(249)	(27,491)	1.6
Home Depot Inc/The, 5.875, 12/16/36	Consumer Staples	(249)	(27,115)	1.6
Berkshire Hathaway Energy Co, 6.125, 04/01/36	Utilities	(249)	(27,113)	1.6
Marathon Petroleum Corp, 6.500, 03/01/41	Energy	(249)	(26,848)	1.6
Bank of America Corp, 5.875, 02/07/42	Financials	(249)	(26,722)	1.6
ONEOK Inc, 6.625, 09/01/53	Energy	(249)	(26,499)	1.6
Walmart Inc, 5.250, 09/01/35	Consumer Staples	(249)	(26,371)	1.5
Cisco Systems Inc, 5.500, 01/15/40	Communications	(249)	(26,017)	1.5
Rio Tinto Finance USA PLC, 5.750, 03/14/55	Materials	(249)	(25,641)	1.5
Apple Inc, 4.500, 02/23/36	Technology	(249)	(25,209)	1.5
Anheuser-Busch InBev Worldwide Inc, 5.550, 01/23/49	Consumer Staples	(249)	(25,188)	1.5
Cooperatieve Rabobank UA, 5.250, 05/24/41	Financials	(249)	(25,113)	1.5
Intuit Inc, 5.500, 09/15/53	Technology	(249)	(25,105)	1.5
Burlington Northern Santa Fe LLC, 5.500, 03/15/55	Industrials	(249)	(24,998)	1.5
Waste Management Inc, 5.350, 10/15/54	Industrials	(249)	(24,561)	1.4
Marsh & McLennan Cos Inc, 5.400, 03/15/55	Financials	(249)	(24,452)	1.4
Coca-Cola Co/The, 5.200, 01/14/55	Consumer Staples	(249)	(24,409)	1.4
RTX Corp, 5.375, 02/27/53	Industrials	(249)	(24,346)	1.4
BlackRock Funding Inc, 5.250, 03/14/54	Financials	(249)	(24,311)	1.4
BHP Billiton Finance USA Ltd, 5.000, 09/30/43	Materials	(249)	(24,102)	1.4
Devon Energy Corp, 5.600, 07/15/41	Energy	(249)	(23,983)	1.4
Honeywell International Inc, 5.250, 03/01/54	Industrials	(249)	(23,964)	1.4

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPOSSVHY) of Options (continued)

Caption	Security Type	Shares	Value	Weight

Abbott Laboratories, 4.900, 11/30/46	Consumer Staples	(249)	$(23,913)	1.4
Shell Finance US Inc, 4.125, 05/11/35	Energy	(249)	(23,912)	1.4
Dow Chemical Co/The, 5.950, 03/15/55	Materials	(249)	(23,683)	1.4
Eli Lilly & Co, 5.000, 02/09/54	Consumer Staples	(249)	(23,586)	1.4
QUALCOMM Inc, 4.800, 05/20/45	Technology	(249)	(23,347)	1.4
KLA Corp, 4.950, 07/15/52	Technology	(249)	(23,300)	1.4
Kenvue Inc, 5.050, 03/22/53	Consumer Staples	(249)	(23,181)	1.4
Intercontinental Exchange Inc, 4.950, 06/15/52	Financials	(249)	(23,164)	1.4
Enterprise Products Operating LLC, 4.850, 03/15/44	Energy	(249)	(22,956)	1.3
Gilead Sciences Inc, 4.750, 03/01/46	Consumer Staples	(249)	(22,909)	1.3
Medtronic Inc, 4.625, 03/15/45	Consumer Staples	(249)	(22,884)	1.3
Energy Transfer LP, 5.400, 10/01/47	Energy	(249)	(22,798)	1.3
Microsoft Corp, 3.450, 08/08/36	Technology	(249)	(22,755)	1.3
Novartis Capital Corp, 4.400, 05/06/44	Consumer Staples	(249)	(22,519)	1.3
Phillips 66, 4.875, 11/15/44	Energy	(249)	(22,258)	1.3
Visa Inc, 4.300, 12/14/45	Financials	(249)	(21,993)	1.3
Chubb INA Holdings LLC, 4.350, 11/03/45	Financials	(249)	(21,988)	1.3
Mitsubishi UFJ Financial Group Inc, 3.751, 07/18/39	Financials	(249)	(21,877)	1.3
Meta Platforms Inc, 4.450, 08/15/52	Communications	(249)	(21,380)	1.3
Berkshire Hathaway Finance Corp, 4.250, 01/15/49	Financials	(249)	(21,365)	1.2
Amazon.com Inc, 4.050, 08/22/47	Communications	(249)	(21,072)	1.2
Caterpillar Inc, 3.803, 08/15/42	Industrials	(249)	(21,048)	1.2
AbbVie, Inc., 4.250, 11/21/49	Health Care	(249)	(20,993)	1.2
Comcast Corp, 3.750, 04/01/40	Communications	(249)	(20,951)	1.2

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	2.250%	01/30/2026	78,120,000	$78,120,000	$217,817	$ 352,499	$ (134,682)
6M IRS	Barclays Bank PLC	1.750	01/30/2026	78,120,000	78,120,000	15,298	53,544	(38,246)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	21,520,000	21,520,000	29,116	272,326	(243,210)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	21,760,000	21,760,000	69,967	327,067	(257,100)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	56,160,000	56,160,000	233,653	381,142	(147,489)
9M IRS	BNP Paribas SA	2.450	03/24/2026	12,480,000	12,480,000	70,635	197,473	(126,838)
9M IRS	BNP Paribas SA	2.250	04/29/2026	18,390,000	18,390,000	75,410	124,154	(48,744)
1Y IRS	BofA Securities LLC	2.000	09/04/2026	39,790,000	39,790,000	70,919	121,886	(50,967)

Total purchased option contracts				326,340,000	$326,340,000	$782,815	$ 1,830,091	$(1,047,276)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.617	10/10/2025	(22,980,000)	(22,980,000)	(25,871)	(139,584)	113,713
1M IRS	Barclays Bank PLC	2.661	10/17/2025	(23,010,000)	(23,010,000)	(76,123)	(133,547)	57,424
1M IRS	Barclays Bank PLC	2.708	10/24/2025	(24,120,000)	(24,120,000)	(155,149)	(135,527)	(19,622)
6M IRS	Barclays Bank PLC	2.000	01/30/2026	(156,240,000)	(156,240,000)	(114,518)	(294,493)	179,975
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(6,400,000)	(6,400,000)	(41,726)	(326,983)	285,257
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(5,240,000)	(5,240,000)	(139,199)	(381,404)	242,205
9M IRS	BNP Paribas SA	2.498	03/24/2026	(5,240,000)	(5,240,000)	(67,733)	(197,475)	129,742
9M IRS	BNP Paribas SA	2.586	04/29/2026	(4,260,000)	(4,260,000)	(85,162)	(124,191)	39,029

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

9M IRS	BNP Paribas SA	2.400%	05/11/2026	(6,555,646)	$(6,555,646)	$ (43,356)	$ (85,989)	$ 42,633
1Y IRS	BofA Securities LLC	2.551	09/04/2026	(3,920,000)	(3,920,000)	(108,092)	(122,093)	14,001
1M IRS	JPMorgan Securities, Inc.	3.653	10/29/2025	(25,450,000)	(25,450,000)	(183,240)	(183,240)	—
2M IRS	JPMorgan Securities, Inc.	2.680	10/03/2025	(21,190,000)	(21,190,000)	(43,835)	(151,716)	107,881
1M IRS	MS & Co. Int. PLC	3.487	10/14/2025	(24,280,000)	(24,280,000)	(21,364)	(180,400)	159,036
1M IRS	MS & Co. Int. PLC	3.582	10/20/2025	(24,610,000)	(24,610,000)	(82,279)	(171,778)	89,499
1M IRS	MS & Co. Int. PLC	3.672	10/27/2025	(25,260,000)	(25,260,000)	(193,211)	(183,969)	(9,242)

				(378,755,646)	$(378,755,646)	$(1,380,858)	$(2,812,389)	$ 1,431,531

Puts
1M IRS	Barclays Bank PLC	2.617	10/10/2025	(22,980,000)	(22,980,000)	(188,645)	(139,584)	(49,061)
1M IRS	Barclays Bank PLC	2.661	10/17/2025	(23,010,000)	(23,010,000)	(139,419)	(133,547)	(5,872)
1M IRS	Barclays Bank PLC	2.708	10/24/2025	(24,120,000)	(24,120,000)	(109,670)	(135,527)	25,857
1M IRS	JPMorgan Securities, Inc.	3.653	10/29/2025	(25,450,000)	(25,450,000)	(185,754)	(183,240)	(2,514)
2M IRS	JPMorgan Securities, Inc.	2.680	10/03/2025	(21,190,000)	(21,190,000)	(50,804)	(151,716)	100,912
1M IRS	MS & Co. Int. PLC	3.487	10/14/2025	(24,280,000)	(24,280,000)	(361,743)	(180,400)	(181,343)
1M IRS	MS & Co. Int. PLC	3.582	10/20/2025	(24,610,000)	(24,610,000)	(230,721)	(171,778)	(58,943)
1M IRS	MS & Co. Int. PLC	3.672	10/27/2025	(25,260,000)	(25,260,000)	(154,639)	(183,969)	29,330

				(190,900,000)	$(190,900,000)	$(1,421,395)	$(1,279,761)	$(141,634)

Total written option contracts				(569,655,646)	$(569,655,646)	$(2,802,253)	$(4,092,150)	$1,289,897

TOTAL				(243,315,646)	$(243,315,646)	$(2,019,438)	$(2,262,059)	$ 242,621

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CNH	BofA Securities LLC	$ 7.105	11/14/2025	38,941,000	$ 38,941,000	$ 156,309	$ 126,831	$ 29,478
Call USD/Put JPY	BofA Securities LLC	150.000	11/20/2025	59,897,000	59,897,000	351,534	623,408	(271,874)
Call USD/Put MXN	BofA Securities LLC	18.780	11/13/2025	19,396,000	19,396,000	111,508	213,841	(102,333)
Call USD/Put CNH	Citibank NA	7.132	11/26/2025	59,897,000	59,897,000	155,253	182,386	(27,133)
Call USD/Put COP	Deutsche Bank AG (London)	3,957.000	11/24/2025	19,896,000	19,896,000	329,657	272,774	56,883
Call USD/Put JPY	JPMorgan Securities, Inc.	147.150	11/20/2025	36,841,000	36,841,000	494,775	506,564	(11,789)
Call USD/Put CNH	MS & Co. Int. PLC	7.145	10/31/2025	37,269,000	37,269,000	47,071	151,871	(104,800)

				272,137,000	$ 272,137,000	$ 1,646,107	$ 2,077,675	$ (431,568)

Puts
Put NZD/Call USD	Barclays Bank PLC	0.588	10/17/2025	65,143,000	65,143,000	604,908	315,725	289,183

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

							Premiums Paid	Unrealized
		Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Counterparty	Price	Date	Contracts	Amount	Value	by Fund	(Depreciation)

Put NZD/Call USD	Barclays Bank PLC	$0.590	10/20/2025	97,873,000	$97,873,000	$1,072,762	$502,022	$570,740
Put NZD/Call USD	Barclays Bank PLC	0.575	10/31/2025	68,471,000	68,471,000	230,198	277,475	(47,277)
Put EUR/Call USD	BNP Paribas SA	1.162	10/09/2025	48,159,000	48,159,000	42,632	442,717	(400,085)
Put NZD/Call USD	BNP Paribas SA	0.584	10/31/2025	66,404,000	66,404,000	507,323	322,184	185,139
Put AUD/Call USD	BofA Securities LLC	0.656	11/10/2025	58,415,000	58,415,000	267,712	397,468	(129,756)
Put EUR/Call USD	BofA Securities LLC	1.169	11/06/2025	49,008,000	49,008,000	312,949	503,791	(190,842)
Put GBP/Call USD	BofA Securities LLC	1.354	10/21/2025	28,419,000	28,419,000	370,359	316,690	53,669
Put AUD/Call NZD	Citibank NA	1.114	10/13/2025	29,264,000	29,264,000	1,162	1,162	—
Put AUD/Call USD	Citibank NA	0.647	10/22/2025	26,256,000	26,256,000	25,452	231,346	(205,894)
Put EUR/Call USD	Citibank NA	1.172	10/24/2025	14,713,000	14,713,000	89,064	188,995	(99,931)
Put EUR/Call USD	Citibank NA	1.165	10/30/2025	33,919,000	33,919,000	147,503	220,310	(72,807)
Put EUR/Call USD	Citibank NA	1.173	11/03/2025	50,236,000	50,236,000	385,019	366,482	18,537
Put NZD/Call USD	Citibank NA	0.573	11/06/2025	102,707,000	102,707,000	338,867	452,744	(113,877)
Put EUR/Call USD	Deutsche Bank AG (London)	1.173	10/14/2025	34,143,000	34,143,000	154,049	144,342	9,707
Put EUR/Call USD	Deutsche Bank AG (London)	1.168	10/24/2025	49,615,000	49,615,000	223,857	357,827	(133,970)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.581	10/07/2025	95,178,000	95,178,000	276,284	471,401	(195,117)
Put USD/Call BRL	JPMorgan Securities, Inc.	5.440	10/09/2025	8,249,000	8,249,000	173,147	104,350	68,797
Put AUD/Call USD	MS & Co. Int. PLC	0.644	10/29/2025	26,659,000	26,659,000	28,224	229,556	(201,332)
Put EUR/Call USD	UBS AG (London)	1.147	10/24/2025	14,955,000	14,955,000	11,255	151,156	(139,901)

				967,786,000	$967,786,000	$5,262,726	$5,997,743	$(735,017)

Total purchased option contracts				1,239,923,000	$1,239,923,000	$6,908,833	$8,075,418	$(1,166,585)

Written option contracts
Calls
Call AUD/Put NZD	Barclays Bank PLC	1.112	10/06/2025	(28,977,000)	(28,977,000)	(488,517)	(83,877)	(404,640)
Call EUR/Put CZK	Barclays Bank PLC	24.300	10/29/2025	(8,549,000)	(8,549,000)	(52,102)	(40,723)	(11,379)
Call EUR/Put CZK	Barclays Bank PLC	24.330	10/30/2025	(8,562,000)	(8,562,000)	(46,853)	(39,539)	(7,314)
Call EUR/Put CHF	BNP Paribas SA	0.932	10/10/2025	(8,187,000)	(8,187,000)	(36,795)	(53,156)	16,361
Call EUR/Put GBP	BNP Paribas SA	0.872	10/21/2025	(8,292,000)	(8,292,000)	(52,765)	(53,478)	713
Call EUR/Put GBP	BNP Paribas SA	0.874	10/29/2025	(8,549,000)	(8,549,000)	(50,426)	(51,839)	1,413
Call EUR/Put PLN	BNP Paribas SA	4.260	10/20/2025	(8,237,000)	(8,237,000)	(49,001)	(42,610)	(6,391)

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

							Premiums Paid	Unrealized
		Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Counterparty	Price	Date	Contracts	Amount	Value	by Fund	(Depreciation)

Call AUD/Put NZD	BofA Securities LLC	$1.114	10/13/2025	(14,632,000)	$(14,632,000)	$(226,646)	$(45,267)	$(181,379)
Call AUD/Put NZD	BofA Securities LLC	1.117	10/15/2025	(14,632,000)	(14,632,000)	(207,301)	(44,250)	(163,051)
Call AUD/Put NZD	BofA Securities LLC	1.123	10/21/2025	(14,765,000)	(14,765,000)	(156,691)	(52,025)	(104,666)
Call EUR/Put SEK	BofA Securities LLC	10.995	10/06/2025	(8,193,000)	(8,193,000)	(54,838)	(56,161)	1,323
Call EUR/Put SEK	BofA Securities LLC	10.935	10/10/2025	(8,204,000)	(8,204,000)	(105,816)	(58,107)	(47,709)
Call USD/Put CAD	BofA Securities LLC	1.382	10/14/2025	(9,698,000)	(9,698,000)	(70,960)	(48,025)	(22,935)
Call USD/Put CAD	BofA Securities LLC	1.375	10/17/2025	(9,760,000)	(9,760,000)	(111,703)	(47,580)	(64,123)
Call USD/Put CNH	BofA Securities LLC	7.145	10/31/2025	(37,269,000)	(37,269,000)	(47,071)	(44,350)	(2,721)
Call USD/Put INR	BofA Securities LLC	88.400	10/03/2025	(9,698,000)	(9,698,000)	(51,050)	(34,961)	(16,089)
Call USD/Put SGD	BofA Securities LLC	1.280	10/07/2025	(9,504,000)	(9,504,000)	(70,197)	(48,660)	(21,537)
Call AUD/Put NZD	Citibank NA	1.140	10/07/2025	(15,224,000)	(15,224,000)	(25,507)	(23,119)	(2,388)
Call EUR/Put PLN	Citibank NA	4.250	10/15/2025	(8,289,000)	(8,289,000)	(58,955)	(44,445)	(14,510)
Call USD/Put CAD	Citibank NA	1.372	10/01/2025	(9,427,000)	(9,427,000)	(131,422)	(51,594)	(79,828)
Call USD/Put CAD	Citibank NA	1.390	10/28/2025	(10,011,000)	(10,011,000)	(42,897)	(46,051)	3,154
Call USD/Put CNH	Citibank NA	7.105	11/14/2025	(38,941,000)	(38,941,000)	(156,309)	(189,059)	32,750
Call USD/Put SGD	Citibank NA	1.282	10/21/2025	(9,765,000)	(9,765,000)	(62,301)	(43,259)	(19,042)
Call EUR/Put SEK	Deutsche Bank AG (London)	11.000	10/02/2025	(8,056,000)	(8,056,000)	(46,600)	(56,529)	9,929
Call EUR/Put GBP	HSBC Bank PLC	0.874	10/23/2025	(8,450,000)	(8,450,000)	(45,883)	(52,794)	6,911
Call EUR/Put PLN	HSBC Bank PLC	4.263	10/10/2025	(8,204,000)	(8,204,000)	(34,174)	(46,076)	11,902
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.125	10/23/2025	(15,094,000)	(15,094,000)	(144,582)	(50,312)	(94,270)
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.936	10/01/2025	(8,056,000)	(8,056,000)	(936)	(55,198)	54,262
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.934	10/15/2025	(8,289,000)	(8,289,000)	(24,942)	(44,225)	19,283
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.932	10/20/2025	(8,237,000)	(8,237,000)	(38,866)	(44,215)	5,349
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.260	10/23/2025	(8,450,000)	(8,450,000)	(55,844)	(42,973)	(12,871)
Call EUR/Put SEK	JPMorgan Securities, Inc.	10.990	10/07/2025	(8,168,000)	(8,168,000)	(59,974)	(58,718)	(1,256)
Call EUR/Put SEK	JPMorgan Securities, Inc.	10.940	10/14/2025	(8,269,000)	(8,269,000)	(104,528)	(57,210)	(47,318)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.104	10/21/2025	(9,765,000)	(9,765,000)	(37,957)	(30,857)	(7,100)
Call USD/Put SGD	JPMorgan Securities, Inc.	1.290	10/29/2025	(9,983,000)	(9,983,000)	(32,565)	(48,318)	15,753
Call AUD/Put NZD	MS & Co. Int. PLC	1.126	10/20/2025	(14,632,000)	(14,632,000)	(132,546)	(55,046)	(77,500)

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

							Premiums Paid	Unrealized
		Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Counterparty	Price	Date	Contracts	Amount	Value	by Fund	(Depreciation)

Call EUR/Put CHF	MS & Co. Int. PLC	$0.936	10/07/2025	(8,168,000)	$(8,168,000)	$(8,640)	$(53,597)	$44,957
Call EUR/Put GBP	MS & Co. Int. PLC	0.873	10/06/2025	(8,373,000)	(8,373,000)	(22,629)	(35,804)	13,175
Call EUR/Put SGD	MS & Co. Int. PLC	1.512	10/09/2025	(8,480,000)	(8,480,000)	(31,212)	(29,317)	(1,895)
Call USD/Put INR	MS & Co. Int. PLC	88.200	10/10/2025	(9,616,000)	(9,616,000)	(78,486)	(45,099)	(33,387)
Call USD/Put INR	MS & Co. Int. PLC	88.830	10/29/2025	(9,983,000)	(9,983,000)	(47,439)	(41,130)	(6,309)
Call USD/Put JPY	MS & Co. Int. PLC	147.150	11/20/2025	(36,841,000)	(36,841,000)	(494,775)	(532,721)	37,946
Call EUR/Put GBP	Royal Bank of Canada (UK)	0.873	10/10/2025	(8,433,000)	(8,433,000)	(30,455)	(36,039)	5,584
Call AUD/Put NZD	UBS AG (London)	1.126	10/14/2025	(14,632,000)	(14,632,000)	(131,656)	(52,075)	(79,581)
Call EUR/Put SEK	UBS AG (London)	11.045	10/22/2025	(8,373,000)	(8,373,000)	(49,673)	(58,132)	8,459

				(543,917,000)	$(543,917,000)	$(4,010,485)	$(2,768,520)	$(1,241,965)

Puts
Put AUD/Call NZD	Barclays Bank PLC	1.112	10/06/2025	(28,977,000)	(28,977,000)	—	(83,877)	83,877
Put EUR/Call CZK	Barclays Bank PLC	24.300	10/29/2025	(8,549,000)	(8,549,000)	(25,123)	(40,723)	15,600
Put EUR/Call CZK	Barclays Bank PLC	24.330	10/30/2025	(8,562,000)	(8,562,000)	(31,041)	(39,539)	8,498
Put NZD/Call USD	Barclays Bank PLC	0.581	10/07/2025	(95,178,000)	(95,178,000)	(276,284)	(156,941)	(119,343)
Put NZD/Call USD	Barclays Bank PLC	0.584	10/31/2025	(66,404,000)	(66,404,000)	(507,323)	(573,413)	66,090
Put EUR/Call CHF	BNP Paribas SA	0.932	10/10/2025	(8,187,000)	(8,187,000)	(12,909)	(53,155)	40,246
Put EUR/Call GBP	BNP Paribas SA	0.872	10/21/2025	(8,292,000)	(8,292,000)	(26,256)	(53,478)	27,222
Put EUR/Call GBP	BNP Paribas SA	0.874	10/29/2025	(8,549,000)	(8,549,000)	(47,425)	(51,839)	4,414
Put EUR/Call PLN	BNP Paribas SA	4.260	10/20/2025	(8,237,000)	(8,237,000)	(18,916)	(42,610)	23,694
Put EUR/Call USD	BNP Paribas SA	1.147	10/24/2025	(14,955,000)	(14,955,000)	(11,255)	(149,811)	138,556
Put NZD/Call USD	BNP Paribas SA	0.588	10/17/2025	(65,143,000)	(65,143,000)	(604,909)	(357,737)	(247,172)
Put AUD/Call NZD	BofA Securities LLC	1.114	10/13/2025	(14,632,000)	(14,632,000)	(571)	(45,267)	44,696
Put AUD/Call NZD	BofA Securities LLC	1.117	10/15/2025	(14,632,000)	(14,632,000)	(1,288)	(44,250)	42,962
Put AUD/Call NZD	BofA Securities LLC	1.123	10/21/2025	(14,765,000)	(14,765,000)	(5,989)	(52,025)	46,036
Put AUD/Call USD	BofA Securities LLC	0.647	10/22/2025	(26,256,000)	(26,256,000)	(25,452)	(70,730)	45,278

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

							Premiums Paid	Unrealized
		Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Counterparty	Price	Date	Contracts	Amount	Value	by Fund	(Depreciation)

Put AUD/Call USD	BofA Securities LLC	$0.644	10/29/2025	(26,659,000)	$(26,659,000)	$(28,224)	$(67,825)	$39,601
Put EUR/Call SEK	BofA Securities LLC	10.995	10/06/2025	(8,193,000)	(8,193,000)	(4,992)	(56,161)	51,169
Put EUR/Call SEK	BofA Securities LLC	10.935	10/10/2025	(8,204,000)	(8,204,000)	(3,949)	(58,107)	54,158
Put EUR/Call USD	BofA Securities LLC	1.168	10/24/2025	(49,615,000)	(49,615,000)	(223,857)	(187,349)	(36,508)
Put GBP/Call USD	BofA Securities LLC	1.329	10/21/2025	(35,524,000)	(35,524,000)	(94,167)	(138,471)	44,304
Put USD/Call CAD	BofA Securities LLC	1.382	10/14/2025	(9,698,000)	(9,698,000)	(8,078)	(48,025)	39,947
Put USD/Call CAD	BofA Securities LLC	1.375	10/17/2025	(9,760,000)	(9,760,000)	(5,270)	(47,580)	42,310
Put USD/Call INR	BofA Securities LLC	88.400	10/03/2025	(9,698,000)	(9,698,000)	(1,658)	(34,961)	33,303
Put USD/Call SGD	BofA Securities LLC	1.280	10/07/2025	(9,504,000)	(9,504,000)	(2,785)	(48,660)	45,875
Put AUD/Call NZD	Citibank NA	1.140	10/07/2025	(15,224,000)	(15,224,000)	(16,047)	(21,356)	5,309
Put EUR/Call PLN	Citibank NA	4.250	10/15/2025	(8,289,000)	(8,289,000)	(9,537)	(44,445)	34,908
Put NZD/Call USD	Citibank NA	0.590	10/20/2025	(97,873,000)	(97,873,000)	(1,072,762)	(685,611)	(387,151)
Put USD/Call CAD	Citibank NA	1.372	10/01/2025	(9,427,000)	(9,427,000)	—	(51,594)	51,594
Put USD/Call CAD	Citibank NA	1.390	10/28/2025	(10,011,000)	(10,011,000)	(45,770)	(46,051)	281
Put USD/Call SGD	Citibank NA	1.282	10/21/2025	(9,765,000)	(9,765,000)	(18,876)	(43,259)	24,383
Put EUR/Call SEK	Deutsche Bank AG (London)	11.000	10/02/2025	(8,056,000)	(8,056,000)	(1,750)	(53,962)	52,212
Put EUR/Call USD	Deutsche Bank AG (London)	1.162	10/09/2025	(48,159,000)	(48,159,000)	(42,632)	(172,052)	129,420
Put EUR/Call GBP	HSBC Bank PLC	0.874	10/23/2025	(8,450,000)	(8,450,000)	(39,395)	(52,794)	13,399
Put EUR/Call PLN	HSBC Bank PLC	4.263	10/10/2025	(8,204,000)	(8,204,000)	(15,584)	(46,076)	30,492
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.125	10/23/2025	(15,094,000)	(15,094,000)	(9,299)	(50,313)	41,014
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.936	10/01/2025	(8,056,000)	(8,056,000)	(16,731)	(55,198)	38,467
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.934	10/15/2025	(8,289,000)	(8,289,000)	(28,543)	(44,225)	15,682
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.932	10/20/2025	(8,237,000)	(8,237,000)	(24,621)	(44,215)	19,594
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.260	10/23/2025	(8,450,000)	(8,450,000)	(21,409)	(42,973)	21,564
Put EUR/Call SEK	JPMorgan Securities, Inc.	10.990	10/07/2025	(8,168,000)	(8,168,000)	(6,013)	(58,717)	52,704
Put EUR/Call SEK	JPMorgan Securities, Inc.	10.940	10/14/2025	(8,269,000)	(8,269,000)	(6,349)	(57,210)	50,861
Put USD/Call CNH	JPMorgan Securities, Inc.	7.104	10/21/2025	(9,765,000)	(9,765,000)	(14,442)	(30,857)	16,415
Put USD/Call SGD	JPMorgan Securities, Inc.	1.290	10/29/2025	(9,983,000)	(9,983,000)	(56,244)	(48,318)	(7,926)
Put AUD/Call NZD	MS & Co. Int. PLC	1.126	10/20/2025	(14,632,000)	(14,632,000)	(8,346)	(55,046)	46,700

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

							Premiums Paid	Unrealized
		Exercise	Expiration	Number of	Notional	Market	(Received)	Appreciation/
Description	Counterparty	Price	Date	Contracts	Amount	Value	by Fund	(Depreciation)

Put EUR/Call CHF	MS & Co. Int. PLC	$0.936	10/07/2025	(8,168,000)	$(8,168,000)	$(28,117)	$(53,597)	$25,480
Put EUR/Call GBP	MS & Co. Int. PLC	0.873	10/06/2025	(8,373,000)	(8,373,000)	(15,139)	(35,804)	20,665
Put EUR/Call SGD	MS & Co. Int. PLC	1.512	10/09/2025	(8,480,000)	(8,480,000)	(18,767)	(29,317)	10,550
Put USD/Call BRL	MS & Co. Int. PLC	5.440	10/09/2025	(8,249,000)	(8,249,000)	(173,147)	(85,748)	(87,399)
Put USD/Call INR	MS & Co. Int. PLC	88.200	10/10/2025	(9,616,000)	(9,616,000)	(3,471)	(45,099)	41,628
Put USD/Call INR	MS & Co. Int. PLC	88.830	10/29/2025	(9,983,000)	(9,983,000)	(30,358)	(41,130)	10,772
Put EUR/Call GBP	Royal Bank of Canada (UK)	0.873	10/10/2025	(8,433,000)	(8,433,000)	(25,326)	(36,039)	10,713
Put AUD/Call NZD	UBS AG (London)	1.126	10/14/2025	(14,632,000)	(14,632,000)	(5,858)	(52,075)	46,217
Put EUR/Call SEK	UBS AG (London)	11.045	10/22/2025	(8,373,000)	(8,373,000)	(43,922)	(58,132)	14,210
Put EUR/Call USD	UBS AG (London)	1.172	10/24/2025	(14,713,000)	(14,713,000)	(89,064)	(329,787)	240,723

				(979,594,000)	$(979,594,000)	$(3,855,240)	$(4,973,534)	$1,118,294

Total written option contracts				(1,523,511,000)	$(1,523,511,000)	$(7,865,725)	$(7,742,054)	$(123,671)

TOTAL				(283,588,000)	$(283,588,000)	$(956,892)	$333,364	$(1,290,256)

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
PI	—Private Investment
PIK	—Payment in kind
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
2Y IRS	—2 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Ind 39	—CDX North America High Yield Index 39
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 36.9%

Collateralized Mortgage Obligations – 5.5%
Interest Only(a) – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 5002, Class SJ (-1X 1 mo. USD Term SOFR + 5.986%)
$820,301	1.630	%(b)	07/25/50	$104,301
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
348,635	1.513	(b)	05/15/46	40,290
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
95,792	1.563	(b)	03/15/44	9,838
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
272,907	1.629	(b)	05/25/47	34,520
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
127,631	1.480	(b)	02/25/42	13,270
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
93,149	1.850	(b)(c)	10/20/43	4,994
Government National Mortgage Association REMICS Series 2015-129, Class IC
77,582	4.500	(c)	09/16/45	14,486
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
122,525	1.800	(b)(c)	01/20/49	14,294
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
83,504	1.850	(b)(c)	06/20/49	9,628
Government National Mortgage Association REMICS Series 2020-78, Class DI
484,608	4.000	(c)	06/20/50	105,042
Government National Mortgage Association REMICS Series 2020-146, Class KI
6,277	2.500	(c)	10/20/50	934
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
197,521	1.800	(b)(c)	08/20/43	21,891
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
120,264	2.000	(b)(c)	09/20/45	15,311
Government National Mortgage Association REMICS Series 2016-27, Class IA
81,064	4.000	(c)	06/20/45	11,295
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
249,990	1.950	(b)(c)	09/20/48	30,350
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
234,935	2.000	(b)(c)	02/20/40	26,980

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
$89,442	1.950	%(b)(c)	01/20/46	$11,049
Government National Mortgage Association REMICS Series 2019-151, Class IA
1,123,729	3.500	(c)	12/20/49	212,600
Government National Mortgage Association REMICS Series 2016-138, Class GI
210,381	4.000	(c)	10/20/46	42,658
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
72,275	2.000	(b)(c)	11/20/45	8,932

				732,663

Regular Floater(b) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
1,100,508	5.356		02/25/55	1,098,045
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class A1 (1 mo. USD Term SOFR + 1.050%)
371,250	5.406	(c)(d)	10/25/44	371,746
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
1,681,327	5.356		03/25/55	1,675,688

				3,145,479

Sequential Fixed Rate – 2.4%
BRAVO Residential Funding Trust Series 2025-NQM4, Class A1
1,704,068	5.613	(c)(d)(e)	02/25/65	1,724,751
CIM Trust Series 2025-I1, Class A2
1,029,236	5.908	(c)(d)(e)	10/25/69	1,041,940
Federal National Mortgage Association REMICS Series 2011-99, Class DB
104,449	5.000		10/25/41	105,209
Federal National Mortgage Association REMICS Series 2012- 111, Class B
14,901	7.000		10/25/42	16,003
Federal National Mortgage Association REMICS Series 2012- 153, Class B
59,522	7.000		07/25/42	64,796
Federal National Mortgage Association REMICS Series 2011-52, Class GB
120,628	5.000		06/25/41	121,520
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
1,703,671	5.853	(c)(d)(e)	11/25/64	1,725,146
JP Morgan Mortgage Trust Series 2025-VIS1, Class A1A
1,442,410	5.493	(c)(d)(f)	08/25/55	1,458,943
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
1,491,209	5.562	(c)(d)(e)	03/25/70	1,510,590
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3, Class A1A
2,500,000	4.912	(c)(d)(f)	09/25/70	2,496,646

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
New Residential Mortgage Loan Trust Series 2025-NQM1, Class A1
$1,020,456	0.000	%(c)(d)(e)	01/25/65	$1,038,996
OBX Trust Series 2024-NQM2, Class A1
1,139,048	5.878	(c)(d)(e)	12/25/63	1,148,261
Santander Mortgage Asset Receivable Trust Series 2025-NQM1, Class A1
1,532,504	5.545	(c)(d)(e)	01/25/65	1,548,529
Verus Securitization Trust Series 2023-INV2, Class A3
615,042	7.079	(c)(d)(e)	08/25/68	621,255
Verus Securitization Trust Series 2024-INV2, Class A1
1,138,802	5.332	(c)(d)(e)	08/26/69	1,146,947
Verus Securitization Trust Series 2025-6, Class A1
2,366,185	5.417	(c)(d)(f)	07/25/70	2,386,292
Verus Securitization Trust Series 2025-1, Class A1A
2,620,018	5.620	(c)(d)(f)	01/25/70	2,641,409

				20,797,233

Sequential Floating Rate(b)(c) – 2.6%
Angel Oak Mortgage Trust Series 2021-3, Class A1
577,119	1.068	(d)	05/25/66	499,746
Angel Oak Mortgage Trust Series 2019-6, Class B1
1,825,000	3.941	(d)	11/25/59	1,734,851
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
275,000	6.000	(d)	02/25/55	279,974
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
425,000	5.500	(d)	02/25/55	424,603
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
200,000	6.000	(d)	02/25/55	204,801
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (1 yr. MTA + 1.500%)
31,053	5.653		09/25/35	28,017
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
64,772	6.006	(d)	01/25/34	65,130
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
1,361,623	5.556	(d)	05/25/44	1,365,795
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
181,508	5.906	(d)	10/25/41	182,193
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
285,000	6.006	(d)	12/25/41	286,346
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
54,462	6.256	(d)	04/25/42	54,655
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
227,000	7.356	(d)	04/25/42	232,985

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
$450,000	6.156	%(d)	01/25/44	$453,719
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,845,000	6.156	(d)	02/25/44	1,860,089
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
1,650,000	6.006	(d)	05/25/44	1,657,588
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	6.306	(d)	03/25/44	252,019
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
268,321	5.356	(d)	07/25/44	268,320
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,150,000	6.056	(d)	07/25/44	1,154,914
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
775,000	5.956	(d)	09/25/44	776,339
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2A1 (1 mo. USD Term SOFR + 1.450%)
989,905	5.806	(d)	03/25/45	996,637
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1M2 (1 mo. USD Term SOFR + 1.500%)
1,850,000	5.856	(d)	01/25/45	1,852,694
HarborView Mortgage Loan Trust Series 2006-6, Class 3A1A
139,031	4.862		08/19/36	113,296
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
918,568	2.520	(d)	05/25/52	772,528
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
305,233	3.514	(d)	07/25/52	273,731
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,316,651	5.990	(d)	07/25/64	1,331,029
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,669,392	3.000	(d)	05/25/54	1,517,223
JP Morgan Mortgage Trust Series 2024-4, Class A5A
700,000	6.000	(d)	10/25/54	715,411
JP Morgan Mortgage Trust Series 2024-1, Class A4
738,616	6.000	(d)	06/25/54	745,495
JP Morgan Mortgage Trust Series 2025-VIS1, Class A1
20,243	5.493	(d)	08/25/55	20,458
JP Morgan Mortgage Trust Series 2025-DSC1, Class A1
1,490,247	5.577	(d)	09/25/65	1,510,322
Mill City Mortgage Loan Trust Series 2017-2, Class A3
99,544	3.250	(d)	07/25/59	97,521

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Sequoia Mortgage Trust Series 2004-10, Class A3A (6 mo. USD Term SOFR + 1.088%)
$22,716	5.216%		11/20/34	$21,234
Towd Point Mortgage Trust Series 2020-1, Class A2A
530,000	3.100	(d)	01/25/60	484,129
Verus Securitization Trust Series 2021-8, Class A1
96,736	1.824	(d)	11/25/66	89,548

				22,323,340

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				46,998,715

Commercial Mortgage-Backed Securities – 11.8%
Regular Floater(b)(d) – 0.6%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,600,000	5.643%		11/15/41	$1,602,314
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
2,350,000	6.283		11/15/29	2,354,978
WCORE Commercial Mortgage Trust Series 2024-CORE, Class A (1 mo. USD Term SOFR + 1.492%)
900,000	5.642		11/15/41	900,336

				4,857,628

Sequential Fixed Rate – 3.9%
Bank Series 2024-BNK47, Class A5
1,250,000	5.716	(c)	06/15/57	1,329,228
Bank5 Series 2024-5YR7, Class A3
1,200,000	5.769	(c)	06/15/57	1,251,978
Bank5 Series 2024-5YR10, Class A3
1,150,000	5.302	(c)	10/15/57	1,184,315
Bank5 Series 2024-5YR11, Class A3
900,000	5.893	(c)	11/15/57	946,227
Bank5 Series 2024-5YR11, Class AS
575,000	6.139	(c)	11/15/57	601,525
Bank5 Series 2025-5YR14, Class A3
1,500,000	5.646	(c)	04/15/58	1,569,676
Bank5 Series 2025-5YR15, Class A3
1,450,000	5.452	(c)	07/15/58	1,507,768
BBCMS Mortgage Trust Series 2025-5C34, Class A3
2,500,000	5.659	(c)	05/15/58	2,620,557
BBCMS Mortgage Trust Series 2025-5C36, Class A3
1,700,000	5.517	(c)	08/15/58	1,771,890
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,125,000	5.754	(c)	07/15/56	1,194,077
BMO Mortgage Trust Series 2023-C7, Class A5
2,300,000	6.160	(c)	12/15/56	2,476,908
BMO Mortgage Trust Series 2024-5C6, Class A3
1,600,000	5.316	(c)	09/15/57	1,645,721
BMO Mortgage Trust Series 2025-5C11, Class A3
1,500,000	5.669	(c)	07/15/58	1,570,918
BWAY Mortgage Trust Series 2013-1515, Class A2
1,204,211	3.454	(c)(d)	03/10/33	1,151,156
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(d)	09/15/50	262,856
COMM Mortgage Trust Series 2024-277P, Class A
1,825,000	6.338	(d)	08/10/44	1,923,060

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
DOLP Trust Series 2021-NYC, Class A
$1,500,000	2.956	%(d)	05/10/41	$1,339,684
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
1,300,000	3.598	(c)(d)	06/05/39	1,215,555
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
1,600,000	6.234	(d)	06/05/42	1,673,432
ROCK Trust Series 2024-CNTR, Class A
3,325,000	5.388	(d)	11/13/41	3,424,618
ROCK Trust Series 2024-CNTR, Class D
1,750,000	7.109	(d)	11/13/41	1,824,241
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	(c)	04/15/54	990,347
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
130,000	5.309	(c)	08/15/57	134,543

				33,610,280

Sequential Floating Rate – 7.3%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
850,000	2.778	(b)	11/15/54	729,180
ALA Trust Series 2025-OANA, Class A (1 mo. USD Term SOFR +1.743%)
1,950,000	5.894	(b)(d)	06/15/40	1,957,068
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
975,000	3.989	(b)(c)	09/15/48	969,793
Bank Series 2022-BNK39, Class A4
1,900,000	2.928	(b)(c)	02/15/55	1,725,200
Bank Series 2022-BNK40, Class A4
1,150,000	3.504	(b)(c)	03/15/64	1,071,114
Bank Series 2025-BNK49, Class A5
2,200,000	5.623	(b)(c)	03/15/58	2,326,363
Bank Series 2025-BNK50, Class A5
675,000	5.652	(b)(c)	05/15/68	715,585
Bank Series 2025-BNK50, Class AS
1,250,000	6.071	(b)(c)	05/15/68	1,317,512
Bank5 Series 2024-5YR10, Class AS
400,000	5.637	(c)	10/15/57	411,089
Bank5 Series 2025-5YR16, Class AS
2,200,000	5.751	(b)(c)	08/15/63	2,278,391
Bank5 Trust Series 2025-5YR13, Class AS
1,050,000	6.096	(b)(c)	01/15/58	1,098,824
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,775,000	5.070	(b)(d)	03/15/37	1,687,568
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
475,000	5.319	(b)(d)	03/15/37	441,946
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
2,550,000	4.674	(b)(d)	10/10/42	2,537,644
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
1,750,000	6.050	(b)(d)	06/15/42	1,751,463

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
$1,162,314	5.492	%(b)(d)	03/15/41	$1,163,108
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
1,800,000	5.548	(b)(d)	06/15/44	1,847,475
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
774,961	5.542	(b)(d)	03/15/41	774,930
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
900,000	5.591	(b)(d)	11/13/46	916,486
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
2,050,000	5.792	(b)(d)	02/15/41	2,045,226
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
1,494,172	5.294	(b)(d)	03/15/30	1,489,681
BX Trust Series 2025-TAIL, Class A (1 mo. USD Term SOFR + 1.400%)
1,550,000	5.550	(b)(d)	06/15/35	1,548,105
Durst Commercial Mortgage Trust Series 2025-151, Class A
1,850,000	5.317	(b)(d)	08/10/42	1,882,154
Durst Commercial Mortgage Trust Series 2025-151, Class B
2,250,000	5.768	(b)(d)	08/10/42	2,286,684
Durst Commercial Mortgage Trust Series 2025-151, Class C
1,025,000	6.019	(b)(d)	08/10/42	1,040,058
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
612,596	5.035	(b)(c)	02/25/33	613,169
Houston Galleria Mall Trust Series 2025-HGLR, Class A
975,000	5.644	(b)(d)	02/05/45	1,007,287
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
750,000	6.551	(b)(d)	01/13/40	779,949
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
3,100,000	5.649	(b)(d)	01/13/40	3,200,562
IRV Trust Series 2025-200P, Class A
2,100,000	5.471	(b)(c)(d)	03/14/47	2,146,607
IRV Trust Series 2025-200P, Class C
675,000	5.921	(b)(c)(d)	03/14/47	670,393
IRV Trust Series 2025-200P, Class D
750,000	6.371	(b)(c)(d)	03/14/47	760,602
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
1,000,687	5.507	(b)(d)	04/15/37	979,207
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
550,000	5.990	(b)(d)	10/05/39	561,104
KRE Commercial Mortgage Trust Series 2025-AIP4, Class A (1 mo. USD Term SOFR + 1.300%)
1,700,000	5.450	(b)(d)	03/15/42	1,697,510
LEX Mortgage Trust Series 2024-BBG, Class A
1,875,000	5.036	(b)(c)(d)	10/13/33	1,887,378
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
1,450,000	6.359	(b)(d)	10/15/42	1,450,311
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
850,000	6.014	(b)(c)	12/15/56	918,821

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
$1,200,000	5.843	%(b)(d)	02/15/42	$1,192,475
NYC Commercial Mortgage Trust Series 2025-300P, Class A
1,850,000	4.879	(b)(d)	07/13/42	1,857,996
PENN Commercial Mortgage Trust Series 2025-P11, Class A
2,000,000	5.522	(b)(d)	08/10/42	2,031,519
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
350,000	6.292	(b)(d)	04/15/42	348,077
UBS Commercial Mortgage Trust Series 2017-C2, Class AS
1,125,000	3.740	(b)(c)	08/15/50	1,105,038
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,600,000	5.484	(b)(d)	07/15/35	1,614,282
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,000,000	5.935	(b)(d)	07/15/35	1,007,275

				61,842,209

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$100,310,117

Federal Agencies – 19.6%
Federal Home Loan Mortgage Corp. – 0.0%
$839	5.000%		01/01/33	$853
124	5.000		06/01/33	126
1,228	5.000		07/01/33	1,248
1,621	5.000		08/01/33	1,648
307	5.000		10/01/33	312
830	5.000		11/01/33	844
360	5.000		12/01/33	366
1,148	5.000		02/01/34	1,168
560	5.000		03/01/34	570
737	5.000		04/01/34	751
1,113	5.000		05/01/34	1,131
21,193	5.000		06/01/34	21,548
420	5.000		11/01/34	428
4,915	5.000		04/01/35	4,996
1	5.000		11/01/35	1
5,690	5.000		01/01/40	5,800
4,528	4.000		06/01/40	4,419
30,250	4.000		02/01/41	29,509
2,802	4.000		11/01/41	2,735

				78,453

Government National Mortgage Association – 5.5%
138,069	4.000		11/20/44	133,521
12,973	4.000		05/20/45	12,537
296,621	4.000		07/20/45	286,463
205,925	4.000		01/20/46	198,555
70,080	4.500		02/20/48	69,545
23,465	4.500		03/20/48	23,285
83,018	4.500		04/20/48	82,280
187,380	4.500		05/20/48	185,715
753,670	4.000		07/20/48	721,985
259,630	4.500		08/20/48	256,917
145,482	5.000		08/20/48	147,373

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$759,818	4.000%	09/20/48	$725,997
1,221,077	4.500	09/20/48	1,208,315
169,002	5.000	09/20/48	171,092
173,055	5.000	10/20/48	175,195
675,852	5.000	11/20/48	684,211
280,304	5.000	12/20/48	283,596
944,386	4.500	01/20/49	932,745
486,618	5.000	01/20/49	492,332
255,949	4.500	02/20/49	252,794
180,412	4.500	03/20/49	178,188
271,867	5.000	03/20/49	275,229
529,794	3.000	08/20/49	475,674
403,131	4.500	10/20/49	398,917
152,802	4.500	12/20/49	150,918
1,726,312	3.000	03/20/50	1,546,689
642,114	3.000	07/20/51	574,206
321,252	2.500	09/20/51	274,489
761,951	2.500	10/20/51	653,896
477,959	2.500	11/20/51	409,580
697,822	3.000	12/20/51	624,296
1,472,256	2.500	12/20/51	1,263,865
11,132,846	4.500	10/20/52	10,871,615
5,000,000	2.000	TBA-30yr(g)	4,135,382
4,000,000	6.000	TBA-30yr(g)	4,068,531
1,000,000	6.500	TBA-30yr(g)	1,027,161
13,000,000	5.500	TBA-30yr(g)	13,096,459

			47,069,548

Uniform Mortgage-Backed Security – 14.1%
106,674	4.500	07/01/36	106,427
4,796	4.500	12/01/36	4,785
3,876	4.500	05/01/38	3,879
8,837	4.500	05/01/39	8,860
5,334	4.500	06/01/39	5,348
2,765	4.500	08/01/39	2,771
3,911	4.500	09/01/39	3,913
6,512	4.500	10/01/39	6,515
3,043	4.500	03/01/40	3,044
38,287	4.500	04/01/40	38,433
4,208	4.500	12/01/40	4,224
37,172	4.500	01/01/41	37,314
12,046	4.500	04/01/41	12,018
18,852	4.500	06/01/41	18,808
17,706	4.500	07/01/41	17,665
26,837	4.500	08/01/41	26,822
71,871	4.500	09/01/41	71,704
40,614	4.500	10/01/41	40,520
51,415	4.500	11/01/41	51,295
45,641	4.500	12/01/41	45,535
36,805	4.500	01/01/42	36,721
3,028	4.500	03/01/42	3,029
8,390	4.500	04/01/42	8,394
35,973	3.000	12/01/42	33,603
92,261	3.000	01/01/43	85,815
132,221	3.000	04/01/43	122,396
173,550	4.500	06/01/45	171,902
1,355,178	4.000	08/01/45	1,316,573
717,945	4.500	11/01/47	710,522

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
	$2,168,986	4.000%	01/01/48	$2,086,782
	12,319	4.500	08/01/48	12,157
	216,979	4.500	09/01/48	214,668
	144,833	5.000	11/01/48	146,758
	721,779	3.000	02/01/49	654,148
	10,189	4.500	03/01/49	10,026
	79,090	3.500	07/01/49	73,567
	730,319	4.000	07/01/49	701,476
	333,613	4.500	10/01/50	328,912
	2,096,989	3.000	12/01/50	1,878,414
	130,058	2.500	03/01/51	111,973
	5,300,873	2.000	03/01/51	4,321,139
	2,291,473	2.500	05/01/51	1,960,807
	642,600	2.000	07/01/51	521,596
	846,185	2.000	08/01/51	686,549
	2,279,230	2.500	09/01/51	1,954,782
	637,385	2.500	10/01/51	548,154
	667,303	2.500	11/01/51	573,883
	1,714,825	2.000	01/01/52	1,398,802
	736,894	2.000	02/01/52	596,334
	1,196,535	2.500	02/01/52	1,012,614
	400,631	2.000	03/01/52	324,445
	692,700	2.500	03/01/52	584,882
	911,418	4.500	04/01/52	890,026
	966,263	2.000	04/01/52	782,513
	776,873	3.000	08/01/52	694,258
	762,524	5.500	09/01/52	779,415
	337,228	2.500	09/01/52	285,489
	1,577,517	5.500	11/01/52	1,611,474
	2,208,053	6.000	11/01/52	2,292,658
	1,442,417	6.000	12/01/52	1,493,383
	762,035	6.000	01/01/53	788,961
	771,422	5.500	04/01/53	786,581
	4,887,527	4.500	05/01/53	4,803,391
	424,257	2.500	01/01/54	359,100
	28,000,000	2.500	TBA-30yr(g)	23,587,813
	1,000,000	3.000	TBA-30yr(g)	878,320
	5,000,000	4.500	TBA-30yr(g)	4,849,610
	9,000,000	5.000	TBA-30yr(g)	8,925,117
	7,000,000	3.500	TBA-30yr(g)	6,395,976
	27,000,000	5.500	TBA-30yr(g)	27,224,648
	7,000,000	6.000	TBA-30yr(g)	7,150,391
	2,000,000	6.500	TBA-30yr(g)	2,066,797

				120,347,624

TOTAL FEDERAL AGENCIES				$167,495,625

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $316,097,910)				$314,804,457

Sovereign Debt Obligations – 29.2%

British Pound – 0.7%
U.K. Gilts
GBP	1,990,000	3.500%	01/22/45	$2,075,242
	840,000	1.500	07/31/53	489,449

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

British Pound – (continued)
GBP	220,000	1.750%		07/22/57	$131,476
	3,330,000	3.500		07/22/68	3,080,950

					5,777,117

Canadian Dollar – 0.8%
Province of British Columbia
CAD	2,000,000	4.950		06/18/40	1,559,603
Province of Ontario
	2,300,000	4.650		06/02/41	1,731,470
Province of Quebec
GBP	2,390,000	2.250		09/15/26	3,156,774

					6,447,847

Chinese Yuan Renminbi – 1.7%
China Government Bonds
CNY	58,720,000	1.650		05/15/35	8,098,422
	23,780,000	1.980		04/25/45	3,191,190
	26,320,000	1.880		04/25/55	3,470,897

					14,760,509

Colombia Peso – 0.0%
Colombia TES
COP	897,700,000	13.250		02/09/33	247,010
	890,400,000	9.250		05/28/42	185,279

					432,289

Euro – 6.9%
European Financial Stability Facility (h)
EUR	1,170,000	0.875		04/10/35	1,129,804
European Union
	6,632,868	1.625		12/04/29	7,540,621
	820,000	0.200		06/04/36	707,119
Finland Government Bonds
	1,190,000	1.500		09/15/32	1,285,239
French Republic Government Bonds OAT
	7,350,000	3.500		11/25/33	8,773,209
	1,760,000	1.250		05/25/34	1,745,635
	1,030,000	4.500		04/25/41	1,292,337
	310,000	3.250		05/25/45	324,299
	210,000	2.000		05/25/48	169,220
	800,000	1.750		05/25/66	478,055
Ireland Government Bonds
	430,000	0.200		10/18/30	450,965
	920,000	0.350		10/18/32	918,172
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000	(f)	08/01/26	6,240,718
	3,220,000	0.900		04/01/31	3,409,468
	1,680,000	6.000		05/01/31	2,296,254
	1,130,000	3.250		03/01/38	1,262,002
	1,370,000	4.450		09/01/43	1,680,154
	1,170,000	2.150		09/01/52	909,761
	357,000	4.500		10/01/53	426,660
	100,000	2.800		03/01/67	82,616
Kingdom of Belgium Government Bonds
	1,690,000	0.350		06/22/32	1,681,782
	250,000	2.150		06/22/66	175,268
Netherlands Government Bonds
	709,181	2.500		07/15/34	814,888

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Euro – (continued)
EUR	673,445	0.000	%(f)	01/15/38	$544,005
	838,544	3.750		01/15/42	1,050,937
	687,236	2.000		01/15/54	603,459
Portugal Obrigacoes do Tesouro OT
	1,200,000	1.950		06/15/29	1,395,026
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,380,782
Republic of Austria Government Bonds
	1,270,000	0.000	(f)	10/20/28	1,393,903
	280,000	2.100	(i)	09/20/17	195,255
	280,000	0.850	(j)	06/30/20	100,691
Romania Government International Bonds
	630,000	2.124		07/16/31	630,553
	400,000	3.375	(d)	01/28/50	293,954
Spain Government Bonds
	870,000	1.250		10/31/30	956,492
	3,430,000	2.550		10/31/32	3,942,910
	650,000	0.850		07/30/37	572,289
	700,000	2.900		10/31/46	709,318
	1,110,000	3.450		07/30/66	1,118,155

					58,681,975

Indonesia Rupiah – 0.3%
Indonesia Treasury Bonds
IDR	10,285,000,000	6.500		07/15/30	640,686
	7,702,000,000	6.500		02/15/31	480,191
	7,391,000,000	6.375		04/15/32	454,084
	18,210,000,000	6.625		02/15/34	1,108,486
	5,281,000,000	7.125		06/15/38	327,666

					3,011,113

Israeli Shekel – 0.2%
Israel Government Bonds
ILS	2,430,000	2.000		03/31/27	713,210
	2,500,000	1.300		04/30/32	637,878

					1,351,088

Japanese Yen – 7.7%
Japan Government Five Year Bonds
JPY	958,350,000	1.100		12/20/29	6,456,590
Japan Government Forty Year Bonds
	712,600,000	1.000		03/20/62	2,579,546
Japan Government Ten Year Bonds
	245,900,000	0.200		06/20/32	1,536,241
	768,800,000	1.400		03/20/35	5,098,768
Japan Government Thirty Year Bonds
	721,900,000	1.400		09/20/52	3,424,906
Japan Government Twenty Year Bonds
	903,000,000	1.100		09/20/42	5,013,349
	1,167,350,000	1.600		03/20/44	6,836,203
Japan Treasury Discount Bills (f)
	3,187,100,000	0.000		10/14/25	21,547,542
	1,892,800,000	0.000		12/15/25	12,786,847

					65,279,992

Mexican Peso – 0.2%
Mexico Bonos
MXN	39,000,000	7.750		11/23/34	2,009,852

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Peruvian Nuevo Sol – 0.1%
Peru Government Bonds
PEN	1,550,000	5.940%		02/12/29	$468,137

Singapore Dollar – 0.2%
Singapore Government Bonds
SGD	1,320,000	3.375		09/01/33	1,137,521
	790,000	2.750		03/01/35	656,776

					1,794,297

South Korean Won – 0.4%
Korea Treasury Bonds
KRW	2,598,070,000	1.875		06/10/29	1,798,509
	2,641,660,000	1.375		12/10/29	1,780,944

					3,579,453

Sovereign – 9.1%
France Treasury Bills BTF (f)
EUR	53,043,711	0.000		12/31/25	61,964,001
Hungary Government International Bonds
	$2,040,000	6.125		05/22/28	2,127,618
Kingdom of Belgium Treasury Bills (f)
EUR	10,508,085	0.000		11/13/25	12,308,526
Korea Hydro & Nuclear Power Co. Ltd. (d)
	$630,000	4.250		07/27/27	631,651
Romania Government International Bonds (d)
	240,000	3.000		02/27/27	234,151

					77,265,947

Thailand Baht – 0.2%
Thailand Government Bonds
THB	6,350,000	2.650		06/17/28	203,154
	6,710,000	2.875		12/17/28	217,503
	70,000	3.390		06/17/37	2,588
	9,116,000	3.450		06/17/43	346,376
	17,150,000	4.000		06/17/55	748,371

					1,517,992

Total Romania New Leu – 0.0%
Romania Government Bonds
RON	1,375,000	6.700		02/25/32	306,359

United States Dollar – 0.7%
Chile Government International Bonds (c)
	$430,000	3.100		05/07/41	327,875
Export-Import Bank of Korea
	390,000	5.000		01/11/28	399,750
	330,000	5.125		01/11/33	344,520
Mexico Government International Bonds (c)
	1,521,000	3.771		05/24/61	962,793
	1,810,000	3.750		04/19/71	1,099,575
Panama Government International Bonds (c)
	200,000	6.875		01/31/36	213,200
Peru Government International Bonds (c)
	10,000	2.780		12/01/60	5,610
	100,000	3.230	(k)	07/28/21	55,975
Philippines Government International Bonds
	470,000	3.700		03/01/41	399,970
Republic of Poland Government International Bonds (c)
	600,000	5.125		09/18/34	613,260

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
	$650,000	5.500%	03/18/54	$628,095
Romania Government International Bonds
	70,000	6.375	01/30/34	70,915
Saudi Government International Bonds
	830,000	4.875	07/18/33	842,371
State of Israel
	400,000	3.800	05/13/60	265,150
Uruguay Government International Bonds (c)
	31,914	4.375	01/23/31	32,313
	57,058	5.442	02/14/37	59,797

				6,321,169

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $260,317,686)				$249,005,136

Corporate Obligations – 23.6%

Aerospace & Defense(c) – 0.8%
Boeing Co.
	$4,954,000	5.150%	05/01/30	$5,084,092
	1,634,000	6.528	05/01/34	1,808,332
L3Harris Technologies, Inc.
	50,000	4.400	06/15/28	50,323

				6,942,747

Agriculture(c) – 0.3%
Altria Group, Inc.
	875,000	4.500	08/06/30	877,949
BAT Capital Corp.
	50,000	3.557	08/15/27	49,489
BAT International Finance PLC
GBP	948,000	2.250	06/26/28	1,197,345
EUR	200,000	2.250	01/16/30	227,322

				2,352,105

Automotive(c) – 0.6%
Ford Motor Credit Co. LLC
	$975,000	5.800	03/05/27	985,237
	818,000	5.850	05/17/27	828,331
General Motors Financial Co., Inc.
EUR	195,000	0.850	02/26/26	227,603
	$249,000	1.500	06/10/26	244,204
	650,000	5.000	04/09/27	656,039
Hyundai Capital America (d)
	941,000	1.650	09/17/26	918,068
Traton Finance Luxembourg SA
EUR	1,000,000	3.375	01/14/28	1,187,259

				5,046,741

Banks – 10.1%
ABN AMRO Bank NV (b)(c)(d) (1 yr. CMT + 0.800%)
	$1,200,000	1.542	06/16/27	1,176,528
AIB Group PLC (b)(c) (-1X 5 yr. EUR Swap + 3.300%)
EUR	805,000	2.875	05/30/31	945,829
Australia & New Zealand Banking Group Ltd. (b)(c) (5 yr. EURIBOR ICE Swap + 1.320%)
	1,006,000	3.706	07/31/35	1,193,154

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Banco Santander SA
	$1,000,000	3.800%		02/23/28	$990,530
EUR	1,200,000	3.875		04/22/29	1,456,368
(1 yr. CMT + 1.250%)
	$1,000,000	5.552	(b)(c)	03/14/28	1,017,630
(5 yr. CMT + 3.753%)
	600,000	4.750	(b)(c)	11/12/26	589,116
Bank of America Corp. (b)(c)
(Secured Overnight Financing Rate + 1.570%)
	2,993,000	5.819		09/15/29	3,129,271
(Secured Overnight Financing Rate + 1.630%)
	2,125,000	5.202		04/25/29	2,177,976
(Secured Overnight Financing Rate + 2.150%)
	375,000	2.592		04/29/31	347,524
Bank of Ireland Group PLC (b)(c) (5 yr. EUR Swap + 4.150%)
EUR	400,000	6.750		03/01/33	504,283
Barclays PLC (b)(c)
(1 yr. EUR Swap + 1.750%)
	1,671,000	4.918		08/08/30	2,092,360
(5 yr. EURIBOR ICE Swap + 2.100%)
	650,000	4.973		05/31/36	805,334
(Secured Overnight Financing Rate + 1.230%)
	$1,250,000	5.367		02/25/31	1,288,687
(Secured Overnight Financing Rate + 1.490%)
	605,000	5.674		03/12/28	616,664
(Secured Overnight Financing Rate + 1.560%)
	639,000	4.942		09/10/30	648,483
(Secured Overnight Financing Rate + 1.740%)
	573,000	5.690		03/12/30	595,238
BNP Paribas SA (b)(c)(d) (Secured Overnight Financing Rate + 1.004%)
	575,000	1.323		01/13/27	569,808
BPCE SA
EUR	300,000	1.750		04/26/27	348,739
(Secured Overnight Financing Rate + 1.520%)
	$1,000,000	1.652	(b)(c)(d)	10/06/26	1,000,000
CaixaBank SA (b)(c)
(-1X 3 mo. EUR EURIBOR + 0.850%)
EUR	700,000	0.375		11/18/26	819,748
(-1X 3 mo. EUR EURIBOR + 1.000%)
	300,000	0.750		05/26/28	342,307
(3 mo. EUR EURIBOR + 0.620%)
	300,000	0.625		01/21/28	344,245
Citigroup, Inc. (b)(c) (Secured Overnight Financing Rate + 1.364%)
	$1,750,000	5.174		02/13/30	1,795,832
Cooperatieve Rabobank UA (b)(c) (-1X 5yr. EUR Swap + 3.702%)
EUR	600,000	3.250		12/29/26	696,639
Credit Agricole SA (b)(c)(d) (Secured Overnight Financing Rate + 0.892%)
	$1,100,000	1.247		01/26/27	1,088,417
Danske Bank AS (b)(c)(d) (1 yr. CMT + 1.750%)
	1,275,000	4.298		04/01/28	1,275,982
Deutsche Bank AG (b)(c)
(-1X 3 mo. EUR EURIBOR + 2.050%)
EUR	400,000	1.750		11/19/30	443,974

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(3 mo. EUR EURIBOR + 2.950%)
EUR	2,100,000	5.000%	09/05/30	$2,631,608
(Secured Overnight Financing Rate + 1.870%)
	$275,000	2.129	11/24/26	273,996
HSBC Holdings PLC (b)(c) (Secured Overnight Financing Rate + 1.040%)
	975,000	5.130	11/19/28	992,189
Huntington Bancshares, Inc. (b)(c)
(Secured Overnight Financing Rate + 1.276%)
	750,000	5.272	01/15/31	772,875
(Secured Overnight Financing Rate + 1.870%)
	1,175,000	5.709	02/02/35	1,223,939
(Secured Overnight Financing Rate + 2.020%)
	817,000	6.208	08/21/29	859,647
ING Groep NV (b)(c)
(-1X 5 yr. EUR Swap + 1.150%)
EUR	700,000	1.000	11/16/32	792,282
(Secured Overnight Financing Rate + 1.830%)
	$400,000	4.017	03/28/28	398,892
JPMorgan Chase & Co. (b)(c)
(Secured Overnight Financing Rate + 1.160%)
	1,750,000	5.581	04/22/30	1,827,630
(Secured Overnight Financing Rate + 1.560%)
	3,125,000	4.323	04/26/28	3,132,812
Kreditanstalt fuer Wiederaufbau (h)
EUR	3,500,000	3.125	10/10/28	4,211,003
	4,070,000	2.625	04/26/29	4,824,784
M&T Bank Corp. (b)(c)
(5 yr. CMT + 1.430%)
	$275,000	5.400	07/30/35	277,087
(Secured Overnight Financing Rate + 0.930%)
	525,000	4.833	01/16/29	531,232
(Secured Overnight Financing Rate + 1.400%)
	1,650,000	5.179	07/08/31	1,689,204
(Secured Overnight Financing Rate + 1.610%)
	1,200,000	5.385	01/16/36	1,216,668
(Secured Overnight Financing Rate + 2.800%)
	630,000	7.413	10/30/29	684,237
Macquarie Group Ltd. (b)(c)(d)
(3 mo. USD Term SOFR + 1.634%)
	380,000	3.763	11/28/28	375,524
(Secured Overnight Financing Rate + 1.069%)
	400,000	1.340	01/12/27	396,560
Morgan Stanley (b)(c)
(Secured Overnight Financing Rate + 1.100%)
	1,141,000	4.654	10/18/30	1,153,414
(Secured Overnight Financing Rate + 1.450%)
	1,150,000	5.173	01/16/30	1,181,533
(Secured Overnight Financing Rate + 1.590%)
	3,325,000	5.164	04/20/29	3,402,539
NatWest Group PLC (b)(c)
(1 yr. CMT + 1.050%)
	425,000	5.115	05/23/31	435,829
(-1X 3 mo. EUR EURIBOR + 0.889%)
EUR	1,750,000	0.670	09/14/29	1,932,094
(-1X 3 mo. EUR EURIBOR + 0.949%)
	2,252,000	0.780	02/26/30	2,459,466

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Norinchukin Bank (d)
	$250,000	4.674%		09/09/30	$251,310
Nykredit Realkredit AS
EUR	1,310,000	4.625		01/19/29	1,621,982
Permanent TSB Group Holdings PLC (b)(c)
(1 yr. EURIBOR ICE Swap + 3.500%)
	265,000	6.625		04/25/28	329,778
	1,020,000	6.625		06/30/29	1,309,728
Santander U.K. Group Holdings PLC (b)(c) (Secured Overnight Financing Rate + 1.070%)
	$600,000	4.320		09/22/29	598,416
Shinhan Bank Co. Ltd. (d)
	240,000	4.500		04/12/28	242,278
Skandinaviska Enskilda Banken AB (b)(c) (5 yr. EURIBOR ICE Swap + 1.900%)
EUR	1,325,000	5.000		08/17/33	1,640,025
Societe Generale SA (b)(c)(d) (1 yr. CMT + 1.100%)
	$1,500,000	1.488		12/14/26	1,490,550
Standard Chartered PLC (b)(c)(d) (1 yr. CMT + 1.000%)
	1,550,000	1.456		01/14/27	1,536,608
Sumitomo Mitsui Financial Group, Inc.
EUR	1,375,000	0.632		10/23/29	1,478,604
Truist Bank (b)(c) (Secured Overnight Financing Rate + 0.590%)
	$1,575,000	4.671		05/20/27	1,578,528
Truist Financial Corp. (b)(c) (Secured Overnight Financing Rate + 2.050%)
	225,000	6.047		06/08/27	227,552
U.S. Bancorp (b)(c)
(Secured Overnight Financing Rate + 1.560%)
	725,000	5.384		01/23/30	749,650
(Secured Overnight Financing Rate + 2.020%)
	700,000	5.775		06/12/29	728,616
UBS Group AG (b)(c)
(1 yr. CMT + 1.520%)
	1,112,000	5.428	(d)	02/08/30	1,148,374
(1 yr. EURIBOR ICE Swap + 4.950%)
EUR	834,000	7.750		03/01/29	1,091,575
(-1X 1 yr. EURIBOR ICE Swap + 0.770%)
	509,000	0.650		01/14/28	583,411
(-1X 1 yr. EURIBOR ICE Swap + 1.050%)
	750,000	1.000		06/24/27	871,733
(3 mo. USD LIBOR + 1.410%)
	$2,800,000	3.869	(d)	01/12/29	2,776,228
Wells Fargo & Co. (b)(c) (Secured Overnight Financing Rate + 1.500%)
	175,000	5.198		01/23/30	180,282

					86,412,938

Beverages(c) – 0.3%
Bacardi Ltd. (d)
	1,200,000	4.700		05/15/28	1,209,312
Constellation Brands, Inc.
	1,500,000	4.400		11/15/25	1,498,845
	25,000	4.650		11/15/28	25,282

					2,733,439

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Biotechnology(c) – 0.1%
Amgen, Inc.
	$650,000	5.150%		03/02/28	$665,074

Building Materials(c) – 0.1%
Carrier Global Corp.
	145,000	2.493		02/15/27	141,953
Owens Corning
	975,000	3.500		02/15/30	941,041

					1,082,994

Chemicals(c) – 0.1%
DuPont de Nemours, Inc.
	600,000	4.493		11/15/25	599,712
International Flavors & Fragrances, Inc. (d)
	53,000	1.832		10/15/27	50,427
	600,000	2.300		11/01/30	536,826

					1,186,965

Commercial Services – 0.5%
DP World Crescent Ltd.
	200,000	4.848		09/26/28	201,800
	950,000	5.500	(d)	05/08/35	986,812
DP World Ltd.
	390,000	5.625		09/25/48	383,175
Motability Operations Group PLC (c)
EUR	1,247,000	3.625		07/24/29	1,497,246
Quanta Services, Inc. (c)
	$847,000	4.750		08/09/27	856,647
RELX Finance BV (c)
EUR	437,000	3.750		06/12/31	530,812

					4,456,492

Computers(c) – 0.2%
Dell International LLC/EMC Corp.
	$893,000	6.020		06/15/26	899,662
	875,000	5.300		10/01/29	903,569

					1,803,231

Diversified Financial Services(c) – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,375,000	4.875		04/01/28	1,395,900
	244,000	3.000		10/29/28	235,196
	350,000	5.100		01/19/29	358,278
Air Lease Corp.
	575,000	2.875		01/15/26	572,177
	1,300,000	5.300		02/01/28	1,323,647
Ally Financial, Inc.
	650,000	7.100		11/15/27	683,728
Aviation Capital Group LLC (d)
	400,000	1.950		01/30/26	396,324
Avolon Holdings Funding Ltd. (d)
	1,036,000	4.950		01/15/28	1,046,412
Macquarie Airfinance Holdings Ltd. (d)
	850,000	5.200		03/27/28	864,399

					6,876,061

Electrical – 0.8%
Dominion Energy, Inc. (c)
	925,000	4.600		05/15/28	934,416

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
DTE Energy Co. (c)
	$700,000	4.950%		07/01/27	$708,981
E.ON International Finance BV
GBP	417,000	6.375		06/07/32	597,355
Electricite de France SA (c)(d)
	$1,450,000	4.500		09/21/28	1,457,192
Enel SpA (b)(c)
(-1X 5 yr. EUR Swap + 1.719%)
EUR	523,000	1.375		06/08/27	594,902
(5 yr. EUR Swap + 2.580%)
	935,000	3.375		08/24/26	1,101,832
Sempra (c)
	$700,000	3.400		02/01/28	686,658
Southern Power Co. (c)
	475,000	4.250		10/01/30	472,064
Teollisuuden Voima OYJ (c)
EUR	250,000	1.375		06/23/28	282,521

					6,835,921

Engineering & Construction(c) – 0.1%
Mexico City Airport Trust
	$540,000	3.875	(d)	04/30/28	529,200
	200,000	5.500	(d)	10/31/46	173,202
	200,000	5.500		07/31/47	173,500

					875,902

Environmental(c) – 0.1%
Veralto Corp.
	1,050,000	5.350		09/18/28	1,083,642

Food & Drug Retailing(c) – 0.9%
Campbell’s Co.
	1,000,000	5.200		03/21/29	1,027,400
J.M. Smucker Co.
	1,225,000	5.900		11/15/28	1,286,715
Mars, Inc. (d)
	875,000	4.800		03/01/30	891,573
	800,000	5.000		03/01/32	818,256
	3,575,000	5.200		03/01/35	3,653,078

					7,677,022

Food Service(c)(d) – 0.1%
Sodexo, Inc.
	1,025,000	5.150		08/15/30	1,048,678

Gas(c) – 0.1%
NiSource, Inc.
	600,000	5.200		07/01/29	618,882
Southern Co. Gas Capital Corp.
	375,000	4.050		09/15/28	374,599

					993,481

Healthcare Providers & Services(c) – 0.3%
HCA, Inc.
	250,000	3.375		03/15/29	242,350
Solventum Corp.
	378,000	5.400		03/01/29	390,115

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(c) – (continued)
UnitedHealth Group, Inc.
	$1,775,000	4.250%	01/15/29	$1,781,337

				2,413,802

Insurance – 0.1%
Aviva PLC (b)(c) (5 yr. U.K. Government Bond + 2.850%)
GBP	10,000	6.125	11/14/36	13,649
Corebridge Global Funding (d)
	$925,000	5.200	06/24/29	950,613

				964,262

Internet – 0.4%
Booking Holdings, Inc. (c)
EUR	729,000	3.500	03/01/29	876,852
Netflix, Inc.
	1,800,000	4.625	05/15/29	2,249,218
Prosus NV (c)(d)
	$200,000	3.832	02/08/51	135,125

				3,261,195

Iron/Steel(c) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650	10/15/27	1,213,175
Vale Overseas Ltd.
	350,000	6.400	06/28/54	359,198

				1,572,373

Lodging(c) – 0.3%
Choice Hotels International, Inc.
	248,000	3.700	01/15/31	232,230
Las Vegas Sands Corp.
	530,000	5.625	06/15/28	541,117
	200,000	6.000	06/14/30	208,170
Marriott International, Inc.
	515,000	5.000	10/15/27	524,007
	573,000	4.650	12/01/28	580,352
	135,000	4.875	05/15/29	137,535

				2,223,411

Machinery-Diversified(c) – 0.1%
Otis Worldwide Corp.
	225,000	5.250	08/16/28	231,935
Westinghouse Air Brake Technologies Corp.
	700,000	4.900	05/29/30	715,407

				947,342

Media(c) – 0.0%
Comcast Corp.
	300,000	4.150	10/15/28	301,266

Mining(c) – 0.3%
Glencore Finance Europe Ltd.
GBP	125,000	3.125	03/26/26	166,874
Glencore Funding LLC (d)
	$455,000	1.625	04/27/26	448,002
	775,000	4.875	03/12/29	787,330
	1,150,000	5.371	04/04/29	1,184,822

				2,587,028

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Multi-National – 1.3%
European Investment Bank
EUR	1,240,000	0.875%		01/14/28	$1,414,113
	3,500,000	3.000		11/15/28	4,198,018
	4,410,000	2.250		03/15/30	5,138,680

					10,750,811

Oil & Gas(c) – 0.1%
Occidental Petroleum Corp.
	$750,000	8.500		07/15/27	786,683

Oil Field Services – 0.4%
BP Capital Markets PLC
EUR	300,000	1.594		07/03/28	343,537
Petronas Capital Ltd. (c)(d)
	$430,000	5.340		04/03/35	447,849
QatarEnergy (c)(d)
	820,000	3.300		07/12/51	578,407
Raizen Fuels Finance SA (c)
	610,000	5.700		01/17/35	561,871
	580,000	6.950	(d)	03/05/54	538,240
Saudi Arabian Oil Co. (c)(d)
	530,000	5.750		07/17/54	526,629
TotalEnergies SE (b)(c) (5 yr. EUR Swap + 3.350%)
EUR	300,000	3.369		10/06/26	353,515

					3,350,048

Pharmaceuticals(c) – 0.5%
Bayer U.S. Finance II LLC (d)
	$1,000,000	4.250		12/15/25	998,980
Cencora, Inc.
EUR	900,000	2.875		05/22/28	1,063,049
Cigna Group
	$300,000	4.375		10/15/28	301,479
CVS Health Corp.
	325,000	4.780		03/25/38	304,723
McKesson Corp.
EUR	125,000	1.500		11/17/25	146,604
Pfizer Netherlands International Finance BV
	1,031,000	2.875		05/19/29	1,217,164

					4,031,999

Pipelines – 0.4%
Abu Dhabi Crude Oil Pipeline LLC (d)
	$1,260,000	4.600		11/02/47	1,166,684
Enbridge, Inc. (c)
	350,000	6.000		11/15/28	368,130
Energy Transfer LP (c)
	750,000	6.100		12/01/28	788,985
	250,000	5.250		04/15/29	257,208
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(d)	03/31/36	175,750
	537,156	2.940		09/30/40	455,642
Williams Cos., Inc. (c)
	350,000	2.600		03/15/31	317,832

					3,530,231

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate(c) – 0.3%
Blackstone Property Partners Europe Holdings SARL
EUR	1,050,000	1.000%		05/04/28	$1,173,014
	325,000	3.625		10/29/29	385,294
CBRE Services, Inc.
	$258,000	5.500		04/01/29	267,698
Logicor Financing SARL
EUR	550,000	3.250		11/13/28	648,072
	325,000	1.625		01/17/30	355,101

					2,829,179

Real Estate Investment Trust(c) – 0.2%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	110,760
Realty Income Corp.
	900,000	4.625		11/01/25	899,973
	300,000	2.100		03/15/28	286,257

					1,296,990

Retailing(c) – 0.0%
AutoNation, Inc.
	200,000	1.950		08/01/28	187,586

Semiconductors(c) – 0.2%
Broadcom, Inc. (d)
	1,531,000	3.137		11/15/35	1,325,433
Micron Technology, Inc.
	125,000	6.750		11/01/29	135,862

					1,461,295

Software(c) – 1.2%
Constellation Software, Inc. (d)
	438,000	5.158		02/16/29	447,180
Fidelity National Information Services, Inc.
EUR	550,000	0.625		12/03/25	643,907
MSCI, Inc. (d)
	$1,547,000	3.875		02/15/31	1,482,413
Oracle Corp.
	3,350,000	4.450		09/26/30	3,348,928
	1,925,000	4.800		09/26/32	1,927,849
Synopsys, Inc.
	1,100,000	5.000		04/01/32	1,123,804
Take-Two Interactive Software, Inc.
	943,000	5.400		06/12/29	976,675
Workday, Inc.
	125,000	3.700		04/01/29	123,130

					10,073,886

Sovereign(c)(d) – 0.3%
Eagle Funding Luxco SARL
	2,450,000	5.500		08/17/30	2,487,975

Telecommunication Services – 0.7%
Deutsche Telekom International Finance BV
	250,000	8.750		06/15/30	294,697
NTT Finance Corp. (d)
	1,625,000	4.620		07/16/28	1,640,876
	725,000	4.876	(c)	07/16/30	736,680
Rogers Communications, Inc. (c)
	1,074,000	5.000		02/15/29	1,094,535

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Telefonica Emisiones SA
GBP	450,000	5.445%	10/08/29	$616,359
T-Mobile USA, Inc. (c)
	$656,000	3.750	04/15/27	652,143
	300,000	4.750	02/01/28	300,522
Verizon Communications, Inc.
	300,000	4.329	09/21/28	302,109

				5,637,921

Trucking & Leasing(c)(d) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	500,000	5.250	07/01/29	514,175

Water(c) – 0.2%
Veolia Environnement SA
EUR	1,300,000	1.940	01/07/30	1,467,550

TOTAL CORPORATE OBLIGATIONS (Cost $194,197,455)				$200,750,441

Asset-Backed Securities(c) – 10.6%

Automotive – 1.8%
BMW Vehicle Lease Trust Series 2025-1, Class A3
	$1,775,000	4.430%	06/26/28	$1,788,690
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
	418,142	4.700	09/15/27	418,387
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	425,000	4.670	08/15/28	425,956
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
	1,550,000	4.780	07/16/29	1,560,346
Ford Credit Auto Owner Trust Series 2024-1, Class A(d)(e)
	1,625,000	4.870	08/15/36	1,662,370
Ford Credit Auto Owner Trust Series 2025-2, Class A(d)(f)
	2,400,000	4.370	02/15/38	2,412,526
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(d)
	1,500,000	5.340	06/15/28	1,512,858
Nissan Auto Lease Trust Series 2024-A, Class A2A
	545,628	5.110	10/15/26	545,981
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
	335,595	5.930	03/15/28	338,580
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	264,213	4.760	08/16/27	264,395
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	1,525,000	4.740	01/16/29	1,530,219
Toyota Auto Loan Extended Note Trust Series 2025-1A, Class A(d)
	2,525,000	4.650	05/25/38	2,573,283

				15,033,591

Collateralized Loan Obligations(d) – 6.1%
1988 CLO 4 Ltd. Series 2024-4A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
	1,575,000	8.568	04/15/37	1,588,528
1988 CLO 5 Ltd. Series 2024-5A, Class A1(b) (3 mo. USD Term SOFR + 1.540%)
	1,275,000	5.858	07/15/37	1,278,329

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(d) – (continued)
AGL CLO 3 Ltd. Series 2020-3A, Class A1R(b) (3 mo. USD Term SOFR + 1.150%)
	$2,100,000	5.468%	04/15/38	$2,100,670
Apex Credit CLO Ltd. Series 2024-2A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
	1,275,000	5.839	07/25/37	1,279,262
Aqueduct European CLO 14 DAC Series 2025-14A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.850%)
EUR	900,000	0.000	01/25/39	1,056,646
ARES European CLO XXI DAC Series 21A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
	540,000	4.147	04/15/38	633,966
Arini European CLO VII DAC Series 7A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.800%)
	1,300,000	0.000	01/15/39	1,526,266
Arini European CLO VII DAC Series 7A, Class D(b) (-1X 3 mo. EUR EURIBOR + 2.850%)
	1,400,000	0.000	01/15/39	1,643,671
Armada Euro CLO IX DAC Series 9A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.850%)
	1,300,000	0.000	10/30/39	1,526,266
Aurium CLO VIII DAC Series 8A, Class CR(b) (-1X 3 mo. EUR EURIBOR + 2.150%)
	1,400,000	0.000	10/16/38	1,643,671
Bridgepoint CLO IX DAC Series 9A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.800%)
	1,125,000	0.000	10/15/39	1,320,807
Carlyle U.S. CLO Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.050%)
	$1,900,000	6.369	04/25/37	1,907,372
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,400,000	3.676	05/26/38	1,643,636
Dryden 97 CLO Ltd. Series 2022-97A, Class D1R(b) (3 mo. USD Term SOFR + 2.900%)
	$3,000,000	7.039	10/20/38	3,018,702
Elmwood CLO 41 Ltd. Series 2025-4A, Class A(b) (3 mo. USD Term SOFR + 1.350%)
	6,000,000	5.636	07/17/38	6,017,514
Harvest CLO Series 37A(b) (-1X 3 mo. EUR EURIBOR + 1.850%)
EUR	1,300,000	0.000	01/15/39	1,526,266
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b) (1 mo. USD Term SOFR + 1.600%)
	$294,272	5.989	05/20/54	295,649
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
	1,755,855	5.580	04/14/33	1,757,270
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.670%)
	1,225,000	5.988	07/15/37	1,229,552
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR(b) (3 mo. USD Term SOFR + 1.060%)
	740,000	5.380	10/14/36	740,932
Penta CLO DAC Series 2021-2A, Class BR(b) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,300,000	3.676	04/15/38	1,525,196

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(d) – (continued)
Pikes Peak CLO 19 Series 2025-19A, Class A1(b) (3 mo. USD Term SOFR + 1.340%)
	$3,325,000	5.649%	07/20/38	$3,332,258
Pikes Peak CLO 5 Series 2020-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.400%)
	1,875,000	5.726	10/20/37	1,881,122
RR 40 Ltd. Series 2025-40A, Class A1(b) (3 mo. USD Term SOFR + 1.340%)
	6,200,000	5.637	07/15/38	6,215,860
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A, Class A1(b) (3 mo. USD Term SOFR + 1.390%)
	1,025,000	5.700	01/30/38	1,028,414
Sound Point Euro CLO 14 Funding DAC Series 14A, Class B(b) (3 mo. EUR EURIBOR + 1.600%)
EUR	1,130,000	3.894	04/20/39	1,323,786
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	$153,966	5.750	12/20/50	158,224
Tikehau CLO IV DAC Series 4A, Class DR(b) (3 mo. EUR EURIBOR + 3.250%)
EUR	1,000,000	5.297	10/15/39	1,174,042
Venture 36 CLO Ltd. Series 2019-36A, Class D(b) (3 mo. USD Term SOFR + 4.412%)
	$900,000	8.737	04/20/32	877,715
Voya CLO Ltd. Series 2019-1A, Class A1RR(b) (3 mo. USD Term SOFR + 1.370%)
	1,150,000	5.688	10/15/37	1,153,416

				52,405,008

Credit Card – 1.4%
American Express Credit Account Master Trust Series 2025-3, Class A
	2,425,000	4.510	04/15/32	2,473,868
Barclays Dryrock Issuance Trust Series 2023-1, Class A
	1,500,000	4.720	02/15/29	1,505,004
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
	2,600,000	5.272	08/15/28	2,600,600
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
	1,275,000	5.230	12/08/27	1,277,253
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
	1,675,000	4.490	06/21/32	1,704,200
WF Card Issuance Trust Series 2025-A1, Class A
	2,325,000	4.340	05/15/30	2,350,494

				11,911,419

Student Loan(b)(d) – 1.3%
ECMC Group Student Loan Trust Series 2017-1A, Class A (1 mo. USD Term SOFR + 1.314%)
	1,934,903	5.671	12/27/66	1,970,087
Navient Student Loan Trust Series 2017-2A, Class A (1 mo. USD Term SOFR + 1.164%)
	2,797,648	5.521	12/27/66	2,821,313
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR (3 mo. USD Term SOFR + 1.400%)
	1,500,000	5.718	04/15/31	1,502,230
PHEAA Student Loan Trust Series 2016-1A, Class A (1 mo. USD Term SOFR + 1.264%)
	605,481	5.621	09/25/65	603,807

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Student Loan(b)(d) – (continued)
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1 (3 mo. USD Term SOFR + 1.630%)
$4,500,000	5.948%	04/15/37	$4,511,439

			11,408,876

TOTAL ASSET-BACKED SECURITIES (Cost $89,861,003)			$90,758,894

U.S. Treasury Obligations – 6.9%

U.S. Treasury Bills(f)
$16,123,200	0.000%	10/23/25	$16,083,609
30,045,700	0.000	12/18/25	29,794,259
U.S. Treasury Bonds
3,560,000	2.375	11/15/49	2,329,019
2,440,000	4.750	11/15/53	2,444,194
U.S. Treasury Inflation-Indexed Bonds
8,487,283	1.500	02/15/53	6,795,462
U.S. Treasury Notes
1,574,700	0.625	05/15/30	1,368,882

TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,783,613)			$58,815,425

Shares		Description	Value

Exchange Traded Funds – 0.0%

3,755	Vanguard Intermediate- Term Corporate Bond ETF		$315,833

(Cost $306,201)

Shares		Dividend Rate	Value

Investment Company(l) –8.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
69,581,724		4.042%	$69,581,724

(Cost $69,581,724)

TOTAL INVESTMENTS – 115.4% (Cost $989,145,592)			$984,031,910

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.4)%			(131,562,208)

NET ASSETS – 100.0%			$852,469,702

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2025.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $103,406,205 which represents approximately 12.2% of net assets as of September 30, 2025.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $10,165,591, which represents approximately 1.2% of the Fund’s net assets as of September 30, 2025.

(i)	Actual maturity date is September 20, 2117.

(j)	Actual maturity date is June 30, 2120.

(k)	Actual maturity date is July 28, 2121.

(l)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	1,621,986	USD	1,043,431	11/10/25	$30,445
	AUD	13,193,757	USD	8,649,327	12/17/25	89,033
	BRL	6,358,837	USD	1,181,501	10/02/25	12,677
	CAD	2,238,466	USD	1,611,339	12/18/25	3,125
	CHF	3,939,494	USD	4,969,301	12/17/25	26,051
	CLP	453,763,746	USD	466,432	12/17/25	5,508
	COP	3,610,806,778	USD	889,117	12/17/25	22,180
	CZK	176,812,929	USD	8,490,952	12/17/25	52,844
	EUR	748,645	USD	881,095	12/08/25	1,374
	EUR	11,838,771	USD	13,914,439	12/17/25	47,829
	GBP	117,299	USD	157,687	12/17/25	83
	HUF	1,310,093,542	USD	3,827,389	12/17/25	97,548
	ILS	6,011,180	USD	1,795,059	12/17/25	20,230
	MXN	89,676,755	USD	4,802,212	12/17/25	53,759
	NOK	31,004,198	USD	3,099,853	12/17/25	7,585
	SEK	16,423,166	USD	1,748,095	12/17/25	4,961
	TRY	40,842,945	USD	916,645	12/17/25	4,820
	USD	1,014,898	BRL	5,393,350	10/02/25	2,036
	USD	4,180,516	CAD	5,760,492	12/09/25	27,683
	USD	16,753,694	CAD	22,926,289	12/17/25	219,227
	USD	1,024,662	CHF	806,009	12/17/25	2,628
	USD	15,443,182	CNH	109,383,272	12/05/25	26,312
	USD	7,481,046	CNH	52,917,569	12/17/25	16,410
	USD	1,156,000	COP	4,540,768,000	10/16/25	311
	USD	142,452,509	EUR	120,723,031	12/08/25	149,628
	USD	13,054,753	EUR	11,015,914	12/17/25	62,935
	USD	2,589,021	EUR	2,179,803	12/18/25	18,081
	USD	12,038,937	GBP	8,930,478	11/14/25	26,316
	USD	10,717,823	GBP	7,916,350	12/17/25	70,159
	USD	3,552,212	IDR	58,363,551,868	11/26/25	59,229
	USD	1,348,296	ILS	4,463,413	10/22/25	733
	USD	4,359,460	INR	386,857,305	10/03/25	4,220
	USD	11,279,565	INR	984,798,474	12/17/25	247,593
	USD	1,584,540	INR	140,392,145	12/18/25	11,942

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	21,944,544	JPY	3,184,375,028	10/14/25	$377,887
	USD	31,278,729	JPY	4,541,511,908	11/26/25	390,792
	USD	8,543,125	JPY	1,237,126,986	12/17/25	109,727
	USD	437,775	KRW	613,055,228	10/10/25	1,010
	USD	4,101,518	KRW	5,702,052,867	12/10/25	27,459
	USD	8,253,148	KRW	11,347,139,152	12/17/25	142,487
	USD	2,790,594	KRW	3,858,096,048	12/18/25	32,762
	USD	2,311,000	NOK	22,778,856	12/17/25	27,957
	USD	13,002,253	NZD	21,772,815	12/17/25	340,538
	USD	601,089	NZD	1,022,514	12/18/25	6,432
	USD	3,524,653	PLN	12,781,694	12/17/25	12,675
	USD	2,073,670	SEK	19,197,894	12/17/25	24,432
	USD	1,843,849	SGD	2,356,418	11/13/25	10,791
	USD	2,304,000	SGD	2,953,521	12/17/25	941
	USD	1,568,507	THB	50,336,993	12/17/25	5,044
	USD	2,051,035	TWD	59,430,430	12/17/25	88,498
	ZAR	52,335,616	USD	2,973,080	12/17/25	40,366

TOTAL						$3,065,293

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,735,449	USD	1,156,000	12/17/25	$(6,594)
	BRL	5,393,350	USD	1,007,088	11/04/25	(2,504)
	CAD	19,777,269	USD	14,404,745	12/17/25	(141,352)
	CAD	3,369,176	USD	2,452,254	12/18/25	(22,281)
	CHF	3,390,956	USD	4,322,762	12/17/25	(22,967)
	CHF	420,181	USD	534,698	12/18/25	(1,831)
	CNH	57,339,121	USD	8,103,499	12/17/25	(15,153)
	CZK	23,400,654	USD	1,131,780	12/17/25	(1,035)
	EUR	9,257,216	USD	10,976,546	12/17/25	(58,879)
	EUR	496,008	USD	586,761	12/18/25	(1,751)
	GBP	376,434	USD	509,069	11/14/25	(2,717)
	GBP	6,025,337	USD	8,195,864	12/17/25	(91,652)
	GBP	618,577	USD	832,458	03/18/26	(861)
	INR	386,857,305	USD	4,370,488	10/03/25	(15,249)
	INR	96,473,895	USD	1,090,803	11/14/25	(7,768)
	INR	1,102,139,814	USD	12,426,416	12/17/25	(79,953)
	INR	137,686,513	USD	1,555,597	12/18/25	(13,306)
	JPY	1,092,752,865	USD	7,540,847	12/17/25	(91,636)
	JPY	93,988,329	USD	648,161	12/18/25	(7,377)
	KRW	617,604,000	USD	444,000	10/10/25	(3,995)
	KRW	17,665,977,255	USD	12,847,337	12/17/25	(220,123)
	NOK	22,770,076	USD	2,311,000	12/17/25	(28,838)
	NZD	3,875,615	AUD	3,476,000	12/17/25	(48,374)
	NZD	775,613	USD	459,844	10/23/25	(9,762)
	NZD	16,797,899	USD	9,930,205	12/17/25	(161,590)
	PLN	16,440,827	USD	4,519,007	12/17/25	(1,625)
	SEK	10,537,082	USD	1,142,101	12/17/25	(17,343)
	SGD	7,296,971	USD	5,728,284	12/17/25	(38,344)
	TWD	34,856,433	USD	1,155,000	10/15/25	(9,945)

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	TWD	7,183,608	USD	249,154	12/17/25	$(11,934)
	TWD	14,678,537	USD	491,008	12/18/25	(6,245)
	USD	1,059,836	AUD	1,632,360	11/10/25	(20,909)
	USD	5,816,531	AUD	8,883,988	12/17/25	(67,425)
	USD	174,438	BRL	965,487	10/02/25	(6,879)
	USD	931,038	BRL	5,230,887	12/17/25	(33,794)
	USD	1,611,339	CAD	2,238,574	12/17/25	(3,123)
	USD	9,284,263	CHF	7,342,665	12/17/25	(26,374)
	USD	443,626	CLP	429,975,761	12/17/25	(3,573)
	USD	704,529	CNH	5,002,498	12/17/25	(1,131)
	USD	883,113	COP	3,669,979,187	12/17/25	(43,118)
	USD	7,367,768	CZK	154,387,620	12/17/25	(92,413)
	USD	10,998,555	EUR	9,365,861	12/17/25	(47,242)
	USD	623,022	EUR	526,335	03/18/26	(506)
	USD	5,491,610	HUF	1,863,728,237	12/17/25	(91,973)
	USD	1,154,000	IDR	19,362,966,000	10/29/25	(5,882)
	USD	3,326,789	ILS	11,400,800	12/17/25	(116,086)
	USD	12,719,343	JPY	1,891,003,732	12/15/25	(168,520)
	USD	1,964,562	MXN	37,075,440	11/14/25	(50,116)
	USD	2,686,247	MXN	50,783,013	12/17/25	(63,639)
	USD	759,688	MXN	14,075,079	12/18/25	(2,392)
	USD	668,209	NOK	6,743,990	12/17/25	(7,717)
	USD	2,354,000	PLN	8,594,378	12/17/25	(7,444)
	USD	884,630	SEK	8,306,048	12/17/25	(1,982)
	USD	271,895	TWD	8,269,288	12/17/25	(1,177)
	USD	3,904,956	ZAR	68,950,663	12/17/25	(65,172)

TOTAL						$(2,071,571)

FORWARD SALES CONTRACTS —  At September 30, 2025, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(a)	Date	Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/20/25	$(2,000,000)	$(1,786,366)
Government National Mortgage Association	4.000	TBA - 30yr	10/20/25	(2,000,000)	(1,880,615)
Government National Mortgage Association	4.500	TBA - 30yr	10/20/25	(3,000,000)	(2,909,168)
Government National Mortgage Association	5.000	TBA - 30yr	10/15/25	(2,000,000)	(1,989,381)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/14/25	(10,000,000)	(8,059,375)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	10/14/25	(4,000,000)	(3,769,219)

(PROCEEDS RECEIVED: $ (20,537,695))					$(20,394,124)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	100	12/29/25	$12,217,067	$4,524
10 Year U.S. Treasury Notes	397	12/19/25	44,662,500	(101,161)
2 Year German Euro-Schatz	200	12/08/25	25,119,988	(35,904)
2 Year U.S. Treasury Notes	102	12/31/25	21,256,641	(42,413)
20 Year U.S. Treasury Bonds	290	12/19/25	33,812,187	499,640
30 Year German Euro-Buxl	73	12/08/25	9,811,588	134,917
5 Year German Euro-Bobl	30	12/08/25	4,149,447	(5,334)
5 Year German Euro-Btp	15	12/08/25	2,110,473	13,183
5 Year German Euro-Bund	109	12/08/25	16,453,299	32,972
5 Year U.S. Treasury Notes	112	12/31/25	12,229,875	(11,571)
Australian 10 Year Government Bonds	47	12/15/25	3,525,225	(19,035)
Australian 3 Year Government Bonds	110	12/15/25	7,776,614	(30,161)
Canada 10 Year Government Bonds	204	12/18/25	17,950,593	358,751
French 10 Year Government Bonds	12	12/08/25	1,709,653	11,110
ICE 3M Sonia Bonds	208	03/17/26	67,221,303	(82,234)
ICE 3M Sonia Bonds	127	06/16/26	41,099,287	(19,132)
ICE 3M Sonia Bonds	126	03/16/27	40,837,099	(56,921)
Japan 10 Year Government Bonds	10	12/15/25	9,182,135	(90,637)
Ultra Long U.S. Treasury Bonds	113	12/19/25	13,567,063	133,643

Total				$ 694,237

Short position contracts:
3M Euribor	(30)	12/15/25	(8,627,071)	394
Ultra 10-Year U.S. Treasury Notes	(389)	12/19/25	(44,765,391)	(354,122)

Total				$(353,728)

TOTAL FUTURES CONTRACTS				$ 340,509

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

OVER-THE-COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.735%	Citibank NA	07/14/32	MYR1,950	$12,868	$—	$12,868
3M KLIBOR	3.750	Citibank NA	12/21/32	3,450	23,139	(34,375)	57,514
3M KLIBOR	3.250	JPMorgan Securities, Inc.	09/17/30	3,030	517	2,802	(2,285)
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32	1,940	11,176	—	11,176

TOTAL					$47,700	$(31,573)	$79,273

(a)	Payments made quarterly.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

13.750%(a)	1M BID Average(a)	01/04/27	BRL	15,700		$14,305	$(29,955)	$44,260
3.062(a)	12M SOFR(a)	08/31/27		$34,930	(b)	28,433	(12,545)	40,978
3.294(c)	12M SOFR(c)	09/15/27		64,260	(b)	34,707	(169,842)	204,549
6M EURO(c)	1.750%(c)	12/17/27	EUR	6,900	(b)	(30,038)	(59,343)	29,305
3.500(c)	12M SOFR(c)	12/17/27		$57,620	(b)	(225,306)	(277,376)	52,070
3M STIBOR(c)	2.000(d)	12/17/27	SEK	458,420	(b)	(88,710)	(11,384)	(77,326)
6M CDOR(e)	2.250(e)	12/17/27	CAD	30,360	(b)	(34,346)	(111,543)	77,197
6M CDOR(e)	2.500(e)	12/17/27		9,210	(b)	21,570	19,333	2,237
12M SOFR(c)	3.750(c)	12/17/27		$4,630	(b)	40,241	56,903	(16,662)
3M NIBOR(c)	3.750(e)	12/17/27	NOK	676,310	(b)	(461,992)	(124,994)	(336,998)
3.750(d)	3M AUDOR(d)	12/17/27	AUD	133,760	(b)	(472,824)	(820,088)	347,264
6M AUDOR(d)	4.000(d)	12/17/27		2,660	(b)	17,816	25,846	(8,030)
6M GBP(c)	4.000(c)	12/17/27	GBP	86,880	(b)	587,706	717,817	(130,111)
0.000(c)	6M CHFOR(c)	12/17/27	CHF	18,000	(b)	88,529	79,112	9,417
2.000(e)	6M EURO(c)	12/17/27	EUR	5,240	(b)	21,431	11,619	9,812
1.000(c)	6M JYOR(c)	12/17/27	JPY	1,510,000	(b)	5,475	(12,353)	17,828
Mexico Interbank TIIE
28 Days(f)	7.250(f)	03/15/28	MXN	96,640	(b)	23,274	26,243	(2,969)
3M THOR(d)	1.000(d)	03/18/28	THB	152,680	(b)	2,923	(371)	3,294
12M CNRR(d)	1.500(d)	03/18/28	CNY	111,870	(b)	(21,942)	(15,356)	(6,586)
6M PRIBOR(c)	3.750(e)	03/18/28	CZK	107,500	(b)	(5,165)	9,961	(15,126)
2.250(d)	3M KWCDC(d)	03/18/28	KRW	6,253,440	(b)	21,500	5,776	15,724
6M MIBOR(e)	5.500(e)	03/18/28	INR	515,220	(b)	(2,173)	(1,028)	(1,145)
6M BUBOR(c)	6.000(e)	03/18/28	HUF	1,199,280	(b)	(5,109)	1,165	(6,274)
3M JIBAR(d)	6.750(d)	03/18/28	ZAR	35,210	(b)	3,654	2,133	1,521
4.500(e)	6M CLICP(e)	03/18/28	CLP	2,259,290	(b)	2,054	(3,757)	5,811
8.500(d)	6M CPIBR(d)	03/18/28	COP	10,916,520	(b)	(3,373)	(15,125)	11,752
3.750(e)	6M WIBOR(c)	03/18/28	PLN	5,460	(b)	4,203	5,950	(1,747)
12M SOFR(a)	3.368(a)	06/23/28		$198,980	(b)	326,307	147,161	179,146
6M EURO(a)	2.000(a)	09/10/28	EUR	211,378	(b)	(398,360)	(183,949)	(214,411)
2.500(e)	6M EURO(a)	09/10/28		211,378	(b)	(243,602)	(458,961)	215,359
3.750(c)	6M GBP(c)	12/17/28	GBP	410	(b)	58	(727)	785
1M BID Average(c)	13.250(c)	01/02/29	BRL	23,730		(9,095)	(61,264)	52,169
6M EURO(c)	2.400(e)	08/11/29	EUR	36,170	(b)	(47,820)	(10,679)	(37,141)
3.253(c)	12M SOFR(c)	02/28/30		$32,930	(b)	98,921	6,553	92,368
3.600(c)	12M SOFR(c)	06/23/30		209,080	(b)	(670,959)	(184,642)	(486,317)
3.528(c)	12M SOFR(c)	07/15/30		12,140	(b)	(58,435)	(8,828)	(49,607)
6M EURO(c)	2.200(c)	10/10/30	EUR	9,190	(b)	10,477	15,075	(4,598)
12M SOFR(c)	3.373(c)	11/06/30		$30,100	(b)	(936)	107,088	(108,024)
6M EURO(c)	2.250(e)	12/17/30	EUR	32,620	(b)	(293,826)	(261,973)	(31,853)
6M CDOR(e)	2.500(e)	12/17/30	CAD	7,100	(b)	(9,499)	(53,326)	43,827
3M NZDOR(e)	3.500(d)	12/17/30	NZD	16,970	(b)	158,808	71,246	87,562
6M GBP(c)	3.750(c)	12/17/30	GBP	17,090	(b)	(93,629)	(19,461)	(74,168)
1.000(c)	6M JYOR(c)	12/17/30	JPY	3,926,000	(b)	294,360	167,975	126,385
Mexico Interbank TIIE
28 Days(f)	7.500(f)	03/12/31	MXN	43,650	(b)	12,824	19,401	(6,577)
3M CNY(d)	1.750(d)	03/18/31	CNY	368,080	(b)	189,613	233,563	(43,950)
1.250(d)	6M THOR(d)	03/18/31	THB	64,130	(b)	(9,187)	(6,041)	(3,146)
3M JIBAR(d)	7.250(d)	03/18/31	ZAR	19,350	(b)	5,560	747	4,813
3M CPIBR(d)	8.750(d)	03/18/31	COP	4,973,630	(b)	278	8,839	(8,561)
12M SOFR(c)	3.379(c)	08/31/31		$49,620	(b)	(5,349)	175,900	(181,249)
12M SOFR(c)	3.845(c)	05/21/32		17,510	(b)	278,822	84,071	194,751

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M JYOR(c)	1.250%(c)	12/17/32	JPY	59,000	(b)	$(2,505)	$(1,926)	$(579)
1.295%(c)	6M JYOR(c)	08/02/34		2,162,808	(b)	246,018	(606,984)	853,002
6M EURO(c)	2.500(c)	08/15/34	EUR	15,610	(b)	82,640	7,309	75,331
12M SOFR(c)	4.098(c)	06/24/35		$50,900	(b)	310,149	(6,229)	316,378
6M CHFOR(c)	0.500(c)	12/17/35	CHF	1,030	(b)	3,003	4,123	(1,120)
3.750(c)	12M SOFR(c)	12/17/35		$11,790	(b)	(92,904)	(96,177)	3,273
3M STIBOR(c)	2.750(d)	12/17/35	SEK	59,220	(b)	(1,036)	17,730	(18,766)
6M CDOR(e)	2.750(e)	12/17/35	CAD	1,860	(b)	(16,905)	(43,216)	26,311
3M NZDOR(e)	4.000(d)	12/17/35	NZD	6,870	(b)	90,006	39,572	50,434
6M GBP(c)	4.000(c)	12/17/35	GBP	1,670	(b)	(30,562)	(17,228)	(13,334)
4.250(e)	6M AUDOR(e)	12/17/35	AUD	1,800	(b)	6,106	(7,729)	13,835
2.500(e)	6M EURO(c)	12/17/35	EUR	9,540	(b)	201,943	170,810	31,133
1.250(c)	6M JYOR(c)	12/17/35	JPY	3,252,000	(b)	577,202	425,041	152,161
4.000(e)	6M NIBOR(c)	12/17/35	NOK	5,100	(b)	3,501	(2,614)	6,115
Mexico Interbank TIIE
28 Days(f)	8.000(f)	03/05/36	MXN	17,850	(b)	12,404	15,134	(2,730)
3M KWCDC(d)	2.750(d)	03/18/36	KRW	11,794,860	(b)	(32,231)	15,877	(48,108)
6M WIBOR(c)	4.500(e)	03/18/36	PLN	1,030	(b)	(918)	(2,256)	1,338
12M CLICP(e)	5.250(e)	03/18/36	CLP	1,007,680	(b)	(3,660)	5,358	(9,018)
6M BUBOR(c)	6.500(e)	03/18/36	HUF	23,320	(b)	(548)	(139)	(409)
4.000(e)	6M PRIBOR(c)	03/18/36	CZK	17,540	(b)	15,081	2,854	12,227
3M JIBAR(d)	8.500(d)	03/18/36	ZAR	9,940	(b)	12,976	3,361	9,615
3.805(c)	12M SOFR(c)	08/31/36		$27,310	(b)	(221,615)	(228,579)	6,964
12M SOFR(c)	4.574(c)	07/16/40		68,850	(b)	261,753	(48,264)	310,017
6M EURO(c)	3.300(e)	07/30/40	EUR	32,310	(b)	(38,131)	(29,861)	(8,270)
6M JYOR(c)	2.160(c)	08/02/44	JPY	2,524,019	(b)	(637,005)	(816,661)	179,656
3.000(e)	6M EURO(c)	07/30/45	EUR	77,300	(b)	465,496	341,798	123,698
6M EURO(c)	2.500(e)	12/17/45		2,490	(b)	(194,492)	(193,893)	(599)
4.213(c)	12M SOFR(c)	05/21/55		$11,520	(b)	(24,348)	13,192	(37,540)
3.848(c)	12M SOFR(c)	07/17/55		53,150	(b)	(54,420)	82,696	(137,116)
6M EURO(c)	2.600(e)	07/29/55	EUR	51,880	(b)	(245,826)	(165,181)	(80,645)
2.800(e)	6M EURO(c)	08/13/55		12,730	(b)	195,934	53,625	142,309
6M EURO(c)	2.900(e)	08/15/55		11,800	(b)	39,780	46,515	(6,735)
3.977(c)	12M SOFR(c)	11/06/55		$8,000	(b)	(71,190)	(60,934)	(10,256)
6M JYOR(c)	2.000(c)	12/17/55	JPY	657,000	(b)	(464,645)	(487,053)	22,408
2.250(e)	6M EURO(c)	12/17/55	EUR	5,740	(b)	894,927	897,723	(2,796)
6M EURO(c)	2.530(c)	03/19/56		14,300	(b)	(942,186)	(648,055)	(294,131)
2.610(e)	6M EURO(c)	03/19/56		14,300	(b)	1,036,595	708,774	327,821
2.600(e)	6M EURO(c)	08/16/75		8,770	(b)	(51,224)	(28,866)	(22,358)
2.750(e)	6M EURO(c)	12/17/75		1,630	(b)	32,531	37,166	(4,635)

TOTAL						$463,868	$(1,518,621)	$1,982,489

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(c)	Payments made annually.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.
(f)	Payments made at monthly.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	0.500%	0.711%	JPMorgan Securities, Inc.	12/15/56	$3,800	$(49,507)	$(48,133)	$(1,374)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/ Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)			Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
ICE CD ITXEB 43	(1.000)%	0.912%	06/20/30		EUR	9,377	$(45,577)	$(1,473)	$(44,104)
Next Group PLC, 3.625%, 5/18/28	(1.000)	0.487	06/20/30			939	(25,775)	(15,366)	(10,409)

Protection Sold:
CDX.NA.IG Index 43	1.000	0.418	12/20/29	$		78,409	1,811,760	1,465,096	346,664
CDX.NA.IG Index 44	1.000	0.474	06/20/30			6,877	158,431	120,413	38,018
ICE CD ITXEB 43	1.000	0.499	06/20/30		EUR	18,189	482,701	407,022	75,679
Republic of Chile, 3.240%, 02/06/28	1.000	0.513	12/20/30	$		1,250	29,419	29,689	(270)
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.822	12/20/30			1,740	15,077	12,995	2,082
Republic of Peru, 8.750%, 11/21/33	1.000	0.702	12/20/30			1,150	16,576	16,278	298

TOTAL							$2,442,612	$2,034,654	$407,958

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	2.250%	01/30/2026	18,160,000	$18,160,000	$50,635	$81,943	$ (31,308)
6M IRS	Barclays Bank PLC	1.750	01/30/2026	18,160,000	18,160,000	3,556	12,447	(8,891)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	5,680,000	5,680,000	7,685	71,878	(64,193)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	5,740,000	5,740,000	18,456	86,276	(67,820)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	14,390,000	14,390,000	59,869	97,661	(37,792)

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

9M IRS	BNP Paribas SA	2.450%	03/24/2026	3,060,000	$ 3,060,000	$ 17,319	$ 48,419	$ (31,100)
9M IRS	BNP Paribas SA	2.250	04/29/2026	4,270,000	4,270,000	17,510	28,827	(11,317)
1Y IRS	BofA Securities LLC	2.000	09/04/2026	8,860,000	8,860,000	15,792	27,140	(11,348)

Total purchased option contracts				78,320,000	$ 78,320,000	$ 190,822	$ 454,591	$(263,769)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.617	10/10/2025	(5,050,000)	(5,050,000)	(5,685)	(30,674)	24,989
1M IRS	Barclays Bank PLC	2.661	10/17/2025	(5,030,000)	(5,030,000)	(16,640)	(29,193)	12,553
1M IRS	Barclays Bank PLC	2.708	10/24/2025	(5,110,000)	(5,110,000)	(32,869)	(28,712)	(4,157)
6M IRS	Barclays Bank PLC	2.000	01/30/2026	(36,320,000)	(36,320,000)	(26,621)	(68,459)	41,838
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(1,690,000)	(1,690,000)	(11,018)	(86,344)	75,326
2Y IRS	BNP Paribas SA	2.347	03/08/2027	(1,340,000)	(1,340,000)	(35,597)	(97,535)	61,938
9M IRS	BNP Paribas SA	2.498	03/24/2026	(1,280,000)	(1,280,000)	(16,545)	(48,238)	31,693
9M IRS	BNP Paribas SA	2.586	04/29/2026	(1,000,000)	(1,000,000)	(19,991)	(29,153)	9,162
9M IRS	BNP Paribas SA	2.400	05/11/2026	(1,726,803)	(1,726,803)	(11,420)	(22,650)	11,230
1Y IRS	BofA Securities LLC	2.551	09/04/2026	(870,000)	(870,000)	(23,990)	(27,097)	3,107
1M IRS	JPMorgan Securities, Inc.	3.653	10/29/2025	(5,390,000)	(5,390,000)	(38,808)	(38,808)	—
2M IRS	JPMorgan Securities, Inc.	2.680	10/03/2025	(4,610,000)	(4,610,000)	(9,537)	(33,007)	23,470
1M IRS	MS & Co. Int. PLC	3.487	10/14/2025	(5,330,000)	(5,330,000)	(4,690)	(39,602)	34,912
1M IRS	MS & Co. Int. PLC	3.582	10/20/2025	(5,370,000)	(5,370,000)	(17,954)	(37,483)	19,529
1M IRS	MS & Co. Int. PLC	3.672	10/27/2025	(5,360,000)	(5,360,000)	(40,998)	(39,037)	(1,961)

				(85,476,803)	$ (85,476,803)	$(312,363)	$(655,992)	$ 343,629

Puts
1M IRS	Barclays Bank PLC	2.617	10/10/2025	(5,050,000)	(5,050,000)	(41,456)	(30,674)	(10,782)
1M IRS	Barclays Bank PLC	2.661	10/17/2025	(5,030,000)	(5,030,000)	(30,477)	(29,193)	(1,284)
1M IRS	Barclays Bank PLC	2.708	10/24/2025	(5,110,000)	(5,110,000)	(23,234)	(28,712)	5,478
1M IRS	JPMorgan Securities, Inc.	3.653	10/29/2025	(5,390,000)	(5,390,000)	(39,341)	(38,808)	(533)
2M IRS	JPMorgan Securities, Inc.	2.680	10/03/2025	(4,610,000)	(4,610,000)	(11,053)	(33,007)	21,954
1M IRS	MS & Co. Int. PLC	3.487	10/14/2025	(5,330,000)	(5,330,000)	(79,411)	(39,602)	(39,809)
1M IRS	MS & Co. Int. PLC	3.582	10/20/2025	(5,370,000)	(5,370,000)	(50,344)	(37,483)	(12,861)
1M IRS	MS & Co. Int. PLC	3.672	10/27/2025	(5,360,000)	(5,360,000)	(32,814)	(39,038)	6,224

				(41,250,000)	$ (41,250,000)	$(308,130)	$(276,517)	$ (31,613)

Total written option contracts				(126,726,803)	$(126,726,803)	$(620,493)	$(932,509)	$ 312,016

TOTAL				(48,406,803)	$ (48,406,803)	$(429,671)	$(477,918)	$ 48,247

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysia Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peru Nuevo Sol
PLN	—Polish Zloty
RON	—Romania New Leu
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
MTA	—Monthly Treasury Average
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement
STACR	—Structured Agency Credit Risk

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
2Y IRS	—2 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS INCOME FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 75.9%

Advertising(a)(b) – 0.4%
Clear Channel Outdoor Holdings, Inc.
	$40,000	7.750%		04/15/28	$39,944
	309,000	7.875		04/01/30	324,496
	95,000	7.125		02/15/31	98,322
	106,000	7.500		03/15/33	110,951

					573,713

Aerospace & Defense – 1.5%
Boeing Co. (a)
	858,000	6.298		05/01/29	910,810
	90,000	5.150		05/01/30	92,363
	25,000	3.250		02/01/35	21,693
	90,000	5.805		05/01/50	89,923
Bombardier, Inc. (a)(b)
	120,000	7.000		06/01/32	125,575
	55,000	6.750		06/15/33	57,403
Howmet Aerospace, Inc.
	180,000	5.950		02/01/37	194,821
TransDigm, Inc. (a)
	465,000	4.625		01/15/29	455,509
	220,000	4.875		05/01/29	216,720

					2,164,817

Agriculture – 0.5%
BAT Capital Corp. (a)
	578,000	6.000		02/20/34	616,882
MHP Lux SA
	200,000	6.950		04/03/26	187,500

					804,382

Airlines(b) – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	280,000	5.750		04/20/29	281,123
OneSky Flight LLC (a)
	250,000	8.875		12/15/29	264,430
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)
	265,000	7.875		05/01/27	269,248
	115,000	9.500		06/01/28	119,746

					934,547

Apparel(a)(b) – 0.5%
Beach Acquisition Bidco LLC
EUR	100,000	5.250		07/15/32	120,340
(PIK 10.750%, Cash 10.000%)
	$200,000	10.000	(c)	07/15/33	216,032
Champ Acquisition Corp.
	375,000	8.375		12/01/31	399,356

					735,728

Automotive(a) – 1.7%
American Axle & Manufacturing, Inc. (b)
	95,000	6.375		10/15/32	94,838
Clarios Global LP/Clarios U.S. Finance Co. (b)
	280,000	6.750		02/15/30	289,475
	105,000	6.750		09/15/32	107,316
Ford Motor Credit Co. LLC
	200,000	5.850		05/17/27	202,526

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(a) – (continued)
Forvia SE
EUR	100,000	2.375%		06/15/29	$112,122
General Motors Financial Co., Inc.
	$365,000	5.650		01/17/29	377,392
Hyundai Capital America (b)
	370,000	6.200		09/21/30	394,516
Nissan Motor Acceptance Co. LLC (b)
	310,000	6.125		09/30/30	310,146
Phinia, Inc. (b)
	105,000	6.750		04/15/29	108,320
	90,000	6.625		10/15/32	92,740
Qnity Electronics, Inc. (b)
	115,000	5.750		08/15/32	115,999
	55,000	6.250		08/15/33	56,225
Schaeffler AG
EUR	100,000	4.750		08/14/29	120,545
ZF Europe Finance BV
	100,000	6.125		03/13/29	119,887

					2,502,047

Banks – 12.0%
Banco Mercantil del Norte SA (a)(d)
(10 yr. CMT + 4.299%)
	$450,000	8.750	(b)	05/20/35	480,487
(10 yr. CMT + 5.353%)
	400,000	7.625		01/10/28	410,500
Banco Santander SA
	600,000	2.749		12/03/30	544,194
	400,000	6.921		08/08/33	445,068
Bank of America Corp. (a)(d)
(3 mo. USD Term SOFR + 1.252%)
	345,000	2.496		02/13/31	319,246
(3 mo. USD Term SOFR + 1.332%)
	285,000	3.970		03/05/29	283,683
(3 mo. USD Term SOFR + 1.572%)
	340,000	4.271		07/23/29	341,034
(5 yr. CMT + 3.231%)
	325,000	6.125		04/27/27	328,487
(Secured Overnight Financing Rate + 1.220%)
	415,000	2.651		03/11/32	378,231
(Secured Overnight Financing Rate + 1.530%)
	470,000	1.898		07/23/31	419,574
(Secured Overnight Financing Rate + 1.630%)
	150,000	5.202		04/25/29	153,740
(Secured Overnight Financing Rate + 2.150%)
	515,000	2.592		04/29/31	477,266
Bank of New York Mellon Corp. (a)(d)
(5 yr. CMT + 2.297%)
	125,000	6.300		03/20/30	129,240
(Secured Overnight Financing Rate + 1.755%)
	15,000	4.596		07/26/30	15,242
Barclays PLC (a)
	250,000	4.337		01/10/28	250,018
(5 yr. CMT + 5.431%)
	205,000	8.000	(d)	03/15/29	217,577
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (a)(d) (5 yr. CMT + 2.650%)
	200,000	5.125		01/18/33	196,562

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Citigroup, Inc.
$635,000	4.125%		07/25/28	$634,067
(5 yr. CMT + 2.572%)
330,000	6.750	(a)(d)	02/15/30	335,224
(5 yr. CMT + 3.417%)
260,000	3.875	(a)(d)	02/18/26	257,535
(Secured Overnight Financing Rate + 1.422%)
370,000	2.976	(a)(d)	11/05/30	350,334
Citizens Financial Group, Inc. (a)(d) (5 yr. CMT + 5.313%)
150,000	5.650		10/06/25	150,000
Commerzbank AG (a)(d) (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
200,000	7.500		10/09/30	209,716
Fifth Third Bancorp (a)(d) (Secured Overnight Financing Rate + 2.127%)
350,000	4.772		07/28/30	353,822
JPMorgan Chase & Co. (a)(d)
(3 mo. USD Term SOFR + 1.207%)
285,000	3.509		01/23/29	281,138
(3 mo. USD Term SOFR + 2.515%)
335,000	2.956		05/13/31	314,140
(5 yr. CMT + 2.152%)
240,000	6.500		12/31/99	248,510
(Secured Overnight Financing Rate + 1.800%)
765,000	4.586		04/26/33	766,538
M&T Bank Corp. (a)(d)
(5 yr. CMT + 2.679%)
360,000	3.500		09/01/26	347,328
(Secured Overnight Financing Rate + 1.850%)
475,000	5.053		01/27/34	476,159
Macquarie Bank Ltd. (a)(b)(d) (5 yr. CMT + 1.700%)
635,000	3.052		03/03/36	574,027
Morgan Stanley (a)(d)
(3 mo. USD Term SOFR + 1.890%)
280,000	4.431		01/23/30	281,338
(Secured Overnight Financing Rate + 1.034%)
405,000	1.794		02/13/32	353,067
(Secured Overnight Financing Rate + 1.143%)
750,000	2.699		01/22/31	700,762
(Secured Overnight Financing Rate + 1.590%)
125,000	5.164		04/20/29	127,915
(Secured Overnight Financing Rate + 1.610%)
150,000	4.210		04/20/28	150,141
PNC Financial Services Group, Inc. (a)(d) (5 yr. CMT + 3.238%)
510,000	6.200		09/15/27	518,507
Royal Bank of Canada (a)(d) (5 yr. CMT + 2.887%)
485,000	7.500		05/02/84	510,753
State Street Corp. (a)(d)
(5 yr. CMT + 2.135%)
140,000	6.450		09/15/30	144,418
(5 yr. CMT + 2.613%)
245,000	6.700		12/31/99	254,881
Truist Financial Corp. (a)(d)
(10 yr. CMT + 4.349%)
561,000	5.100		03/01/30	560,007
(5 yr. CMT + 3.003%)
255,000	6.669		12/31/99	256,454

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 2.050%)
$25,000	6.047%		06/08/27	$25,284
U.S. Bancorp (a)(d) (5 yr. CMT + 2.541%)
285,000	3.700		01/15/27	275,857
UBS Group AG (a)(b)(d)
(1 yr. CMT + 1.100%)
435,000	2.746		02/11/33	387,276
(5 yr. CMT + 4.745%)
200,000	9.250		11/13/28	220,106
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.122%)
229,000	6.600		08/05/30	230,113
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.179%)
240,000	7.125		08/10/34	247,118
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.296%)
200,000	7.000		02/05/35	203,912
Walker & Dunlop, Inc. (a)(b)
115,000	6.625		04/01/33	118,330
Wells Fargo & Co. (a)
95,000	4.150		01/24/29	94,950
(5 yr. CMT + 2.767%)
210,000	6.850	(d)	12/31/99	220,952
(5 yr. CMT + 3.453%)
260,000	3.900	(d)	03/15/26	257,626
(5 yr. CMT + 3.606%)
400,000	7.625	(d)	09/15/28	428,820
(Secured Overnight Financing Rate + 2.100%)
390,000	4.897	(d)	07/25/33	396,170
Yapi ve Kredi Bankasi AS (a)(b)(d) (5 yr. CMT + 5.278%)
200,000	9.250		01/17/34	212,574

				17,866,018

Beverages(a) – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
390,000	4.700		02/01/36	385,289
Constellation Brands, Inc.
100,000	3.150		08/01/29	95,958
Keurig Dr. Pepper, Inc.
421,000	3.200		05/01/30	397,112

				878,359

Biotechnology(a) – 0.3%
Amgen, Inc.
115,000	5.250		03/02/30	119,203
375,000	5.250		03/02/33	388,474

				507,677

Building Materials(a) – 1.4%
Carrier Global Corp.
410,000	2.722		02/15/30	384,240
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
270,000	4.900		12/01/32	275,041
Quikrete Holdings, Inc. (b)
175,000	6.375		03/01/32	181,316

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(a) – (continued)
$195,000	6.750%	03/01/33	$202,648
Smyrna Ready Mix Concrete LLC (b)
472,000	8.875	11/15/31	498,578
Standard Building Solutions, Inc. (b)
265,000	6.500	08/15/32	272,070
Standard Industries, Inc. (b)
230,000	4.375	07/15/30	220,572

			2,034,465

Chemicals(a) – 2.1%
Avient Corp. (b)
180,000	7.125	08/01/30	184,747
Axalta Coating Systems LLC (b)
325,000	3.375	02/15/29	308,214
Celanese U.S. Holdings LLC
60,000	6.500	04/15/30	60,402
85,000	6.750	04/15/33	84,621
Chemours Co. (b)
315,000	4.625	11/15/29	284,678
50,000	8.000	01/15/33	49,768
Ingevity Corp. (b)
190,000	3.875	11/01/28	182,575
International Flavors & Fragrances, Inc. (b)
266,000	2.300	11/01/30	237,993
Inversion Escrow Issuer LLC (b)
250,000	6.750	08/01/32	246,427
Methanex U.S. Operations, Inc. (b)
125,000	6.250	03/15/32	127,185
Minerals Technologies, Inc. (b)
325,000	5.000	07/01/28	320,538
Olympus Water U.S. Holding Corp. (b)
245,000	7.250	06/15/31	248,420
470,000	7.250	02/15/33	470,273
Solstice Advanced Materials, Inc. (b)
35,000	5.625	09/30/33	35,097
WR Grace Holdings LLC (b)
230,000	5.625	08/15/29	213,980

			3,054,918

Commercial Services – 2.2%
Adani Ports & Special Economic Zone Ltd. (a)
350,000	4.000	07/30/27	343,353
Alarm.com Holdings, Inc. (e)
15,000	0.000	01/15/26	14,760
APi Group DE, Inc. (a)(b)
365,000	4.125	07/15/29	352,667
50,000	4.750	10/15/29	49,164
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)(b)
65,000	8.375	06/15/32	68,099
Belron U.K. Finance PLC (a)(b)
205,000	5.750	10/15/29	207,647
CoStar Group, Inc. (a)(b)
75,000	2.800	07/15/30	68,617
Garda World Security Corp. (a)(b)
75,000	7.750	02/15/28	77,023
95,000	8.250	08/01/32	98,554
100,000	8.375	11/15/32	103,883

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
GXO Logistics, Inc. (a)
	$471,000	2.650%	07/15/31	$419,812
Herc Holdings, Inc. (a)(b)
	165,000	7.000	06/15/30	171,405
Hertz Corp. (a)(b)
	107,000	12.625	07/15/29	113,405
Quanta Services, Inc. (a)
	61,000	2.900	10/01/30	56,968
Verisure Midholding AB (a)
EUR	380,000	5.250	02/15/29	448,700
Veritiv Operating Co. (a)(b)
	$10,000	10.500	11/30/30	10,733
VT Topco, Inc. (a)(b)
	274,000	8.500	08/15/30	279,861
Wand NewCo 3, Inc. (a)(b)
	437,000	7.625	01/30/32	460,803

				3,345,454

Computers(a) – 1.3%
Ahead DB Holdings LLC (b)
	458,000	6.625	05/01/28	458,394
CACI International, Inc. (b)
	100,000	6.375	06/15/33	103,263
Dell International LLC/EMC Corp.
	71,000	6.020	06/15/26	71,530
	270,000	5.300	10/01/29	278,816
Diebold Nixdorf, Inc. (b)
	240,000	7.750	03/31/30	254,131
KBR, Inc. (b)
	110,000	4.750	09/30/28	108,759
McAfee Corp. (b)
	420,000	7.375	02/15/30	390,226
Virtusa Corp. (b)
	254,000	7.125	12/15/28	248,432

				1,913,551

Cosmetics & Personal Care(a) – 0.1%
Perrigo Finance Unlimited Co.
	85,000	6.125	09/30/32	85,643

Diversified Financial Services(a) – 4.5%
AG Issuer LLC (b)
	350,000	6.250	03/01/28	350,703
Ally Financial, Inc. (d) (7 yr. CMT + 3.481%)
	295,000	4.700	05/15/28	271,654
Aviation Capital Group LLC (b)
	75,000	1.950	01/30/26	74,311
Capital One Financial Corp. (d) (3 mo. USD Term SOFR + 3.338%)
	290,000	5.500	10/30/27	291,027
Charles Schwab Corp. (d) (5 yr. CMT + 3.256%)
	265,000	5.000	06/01/27	263,895
Credit Acceptance Corp. (b)
	175,000	6.625	03/15/30	175,285
Focus Financial Partners LLC (b)
	192,000	6.750	09/15/31	196,744
Freedom Mortgage Holdings LLC (b)
	340,000	9.250	02/01/29	358,554

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(a) – (continued)
$110,000	7.875%	04/01/33	$113,384
goeasy Ltd. (b)
205,000	6.875	02/15/31	199,315
Jane Street Group/JSG Finance, Inc. (b)
250,000	6.125	11/01/32	253,837
Midcap Financial Issuer Trust (b)
463,000	6.500	05/01/28	459,870
Nationstar Mortgage Holdings, Inc. (b)
200,000	5.500	08/15/28	200,000
Navient Corp.
300,000	5.500	03/15/29	294,180
OneMain Finance Corp.
250,000	4.000	09/15/30	232,397
445,000	7.125	09/15/32	459,970
Osaic Holdings, Inc. (b)
6,000	6.750	08/01/32	6,190
6,000	8.000	08/01/33	6,221
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (b)
160,000	6.375	02/01/27	160,010
PennyMac Financial Services, Inc. (b)
190,000	6.875	05/15/32	196,952
Rocket Cos., Inc. (b)
205,000	6.125	08/01/30	210,453
180,000	6.375	08/01/33	185,942
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
578,000	4.000	10/15/33	528,067
SLM Corp.
105,000	6.500	01/31/30	109,450
Stonex Escrow Issuer LLC (b)
110,000	6.875	07/15/32	113,305
StoneX Group, Inc. (b)
130,000	7.875	03/01/31	137,095
United Wholesale Mortgage LLC (b)
265,000	5.500	11/15/25	265,037
210,000	5.500	04/15/29	207,463
UWM Holdings LLC (b)
263,000	6.250	03/15/31	261,793
VFH Parent LLC/Valor Co-Issuer, Inc. (b)
125,000	7.500	06/15/31	129,284

			6,712,388

Electrical(a) – 1.9%
AES Panama Generation Holdings SRL
376,335	4.375	05/31/30	355,637
American Electric Power Co., Inc.
325,000	2.300	03/01/30	297,284
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (b)
265,000	6.375	02/15/32	271,514
Lightning Power LLC (b)
195,000	7.250	08/15/32	206,550
NextEra Energy Capital Holdings, Inc. (d)
(5 yr. CMT + 1.979%)
180,000	6.500	08/15/55	190,865
(5 yr. CMT + 2.053%)
125,000	6.375	08/15/55	129,991
NRG Energy, Inc. (b)
305,000	5.750	07/15/29	305,378
195,000	6.000	01/15/36	195,088

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electrical(a) – (continued)
Pacific Gas & Electric Co.
$25,000	2.100%	08/01/27	$24,040
355,000	2.500	02/01/31	316,369
Pike Corp. (b)
445,000	5.500	09/01/28	443,691
Vistra Operations Co. LLC (b)
60,000	4.300	07/15/29	59,530

			2,795,937

Electronics(a)(b) – 0.2%
Imola Merger Corp.
375,000	4.750	05/15/29	364,950

Engineering & Construction(a) – 1.1%
Aeropuerto Internacional de Tocumen SA (b)
210,000	4.000	08/11/41	174,352
Arcosa, Inc. (b)
190,000	4.375	04/15/29	184,859
60,000	6.875	08/15/32	62,672
Global Infrastructure Solutions, Inc. (b)
280,000	5.625	06/01/29	276,150
85,000	7.500	04/15/32	89,684
IHS Holding Ltd. (b)
460,000	8.250	11/29/31	484,725
Mexico City Airport Trust
400,000	5.500	10/31/46	346,404

			1,618,846

Entertainment(a) – 1.7%
AMC Entertainment Holdings, Inc. (b)
158,000	7.500	02/15/29	136,610
Caesars Entertainment, Inc. (b)
436,000	4.625	10/15/29	416,820
130,000	6.000	10/15/32	128,019
Cinemark USA, Inc. (b)
311,000	5.250	07/15/28	309,594
85,000	7.000	08/01/32	88,555
Light & Wonder International, Inc. (b)
177,000	6.250	10/01/33	177,278
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. (b)
262,000	6.625	02/01/33	266,844
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. (b)
120,000	6.250	10/15/30	121,109
SeaWorld Parks & Entertainment, Inc. (b)
290,000	5.250	08/15/29	285,531
Vail Resorts, Inc. (b)
145,000	5.625	07/15/30	145,957
Warnermedia Holdings, Inc.
115,000	4.279	03/15/32	105,433
190,000	5.050	03/15/42	151,584
200,000	5.141	03/15/52	148,988

			2,482,322

Environmental(a)(b) – 1.3%
GFL Environmental, Inc.
340,000	4.000	08/01/28	331,959

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Environmental(a)(b) – (continued)
Luna 1.5 SARL (c)
	$718,000	12.000%	07/01/32	$742,979
Luna 2 5SARL
EUR	100,000	5.500	07/01/32	119,547
Madison IAQ LLC
	$265,000	4.125	06/30/28	258,704
Waste Pro USA, Inc.
	480,000	7.000	02/01/33	498,566

				1,951,755

Food & Drug Retailing(a) – 2.0%
Chobani Holdco II LLC (b)(c) (PIK 9.500%, Cash 8.750%)
	41,678	8.750	10/01/29	44,167
Fiesta Purchaser, Inc. (b)
	183,000	9.625	09/15/32	198,068
J.M. Smucker Co.
	626,000	6.200	11/15/33	679,586
Kraft Heinz Foods Co.
	351,000	5.500	06/01/50	331,892
Mars, Inc. (b)
	325,000	4.800	03/01/30	331,155
	300,000	5.000	03/01/32	306,846
	400,000	5.200	03/01/35	408,736
Post Holdings, Inc. (b)
	363,000	6.375	03/01/33	366,909
U.S. Foods, Inc. (b)
	205,000	4.625	06/01/30	200,531
United Natural Foods, Inc. (b)
	180,000	6.750	10/15/28	179,739

				3,047,629

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	105,000	6.300	02/15/30	111,317

Healthcare Providers & Services(a) – 1.7%
DaVita, Inc. (b)
	305,000	3.750	02/15/31	279,389
	205,000	6.750	07/15/33	211,367
Global Medical Response, Inc. (b)
	107,000	7.375	10/01/32	110,157
LifePoint Health, Inc. (b)
	210,000	5.375	01/15/29	200,945
	140,000	11.000	10/15/30	154,328
Medline Borrower LP (b)
	400,000	3.875	04/01/29	386,000
	275,000	5.250	10/01/29	272,717
Molina Healthcare, Inc. (b)
	235,000	6.250	01/15/33	237,641
Prime Healthcare Services, Inc. (b)
	150,000	9.375	09/01/29	156,047
Select Medical Corp. (b)
	325,000	6.250	12/01/32	325,143
Team Health Holdings, Inc. (b)
	71,000	8.375	06/30/28	72,520
Tenet Healthcare Corp.
	155,000	6.125	06/15/30	157,150

				2,563,404

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Home Builders(a) – 0.6%
K Hovnanian Enterprises, Inc. (b)
$49,000	8.000%		04/01/31	$50,237
44,000	8.375		10/01/33	45,119
KB Home
185,000	7.250		07/15/30	191,070
LGI Homes, Inc. (b)
214,000	4.000		07/15/29	195,177
New Home Co., Inc. (b)
343,000	8.500		11/01/30	356,641

				838,244

Housewares(a) – 0.3%
Newell Brands, Inc.
90,000	8.500	(b)	06/01/28	95,439
45,000	6.375		05/15/30	44,599
75,000	6.625		05/15/32	74,014
Scotts Miracle-Gro Co.
250,000	4.000		04/01/31	230,442

				444,494

Insurance(a) – 2.7%
Acrisure LLC/Acrisure Finance, Inc. (b)
70,000	8.250		02/01/29	73,072
640,000	6.000		08/01/29	633,926
110,000	6.750		07/01/32	113,373
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (b)
345,000	6.750		10/15/27	345,842
85,000	7.375		10/01/32	87,791
American International Group, Inc.
305,000	3.400		06/30/30	292,053
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (b)
310,000	7.875		11/01/29	323,457
Ardonagh Group Finance Ltd. (b)
740,000	8.875		02/15/32	778,687
Broadstreet Partners Group LLC (b)
510,000	5.875		04/15/29	508,755
Equitable Holdings, Inc.
20,000	4.350		04/20/28	20,075
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (b)
340,000	8.125		02/15/32	353,005
HUB International Ltd. (b)
115,000	7.375		01/31/32	120,021
MetLife, Inc. (d) (5 yr. CMT + 2.078%)
80,000	6.350		03/15/55	85,229
Ryan Specialty LLC (b)
135,000	5.875		08/01/32	136,598
USI, Inc. (b)
90,000	7.500		01/15/32	94,417

				3,966,301

Internet(a) – 1.4%
ANGI Group LLC (b)
194,000	3.875		08/15/28	182,981
Arches Buyer, Inc. (b)
224,000	6.125		12/01/28	219,625

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet(a) – (continued)
Expedia Group, Inc.
	$72,000	4.625%		08/01/27	$72,537
	326,000	2.950		03/15/31	301,987
Gen Digital, Inc. (b)
	125,000	6.250		04/01/33	128,040
Match Group Holdings II LLC (b)
	145,000	5.625		02/15/29	144,633
	110,000	3.625		10/01/31	99,718
Meta Platforms, Inc.
	80,000	5.750		05/15/63	82,099
Prosus NV (b)
EUR	120,000	2.031		08/03/32	126,633
Snap, Inc. (b)
	$80,000	6.875		03/01/33	81,848
	360,000	6.875		03/15/34	364,842
United Group BV
EUR	175,000	4.625	(b)	08/15/28	204,124
(3 mo. EUR EURIBOR + 4.250%)
	110,000	6.286	(d)	02/15/31	129,447

					2,138,514

Investment Companies(a)(b) – 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$425,000	10.000		11/15/29	427,346
JAB Holdings BV
	250,000	2.200		11/23/30	219,055

					646,401

Iron/Steel(a) – 0.3%
Cleveland-Cliffs, Inc. (b)
	120,000	6.875		11/01/29	122,375
	95,000	7.500		09/15/31	97,898
Metinvest BV
	200,000	8.500		04/23/26	175,000
Mineral Resources Ltd. (b)
	120,000	7.000		04/01/31	121,520

					516,793

Leisure Time(a)(b) – 1.7%
Carnival Corp.
	500,000	5.125		05/01/29	500,000
	60,000	7.000		08/15/29	63,147
	240,000	5.750		03/15/30	245,174
	200,000	6.125		02/15/33	205,062
MajorDrive Holdings IV LLC
	315,000	6.375		06/01/29	258,278
NCL Corp. Ltd.
	164,000	5.875		01/15/31	163,972
	210,000	6.750		02/01/32	216,023
	82,000	6.250		09/15/33	82,426
Royal Caribbean Cruises Ltd.
	250,000	5.625		09/30/31	254,690
	65,000	6.250		03/15/32	67,133
Viking Cruises Ltd.
	410,000	5.875		10/15/33	409,635

					2,465,540

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging(a) – 0.7%
Genting New York LLC/GENNY Capital, Inc. (b)
$435,000	7.250%		10/01/29	$449,551
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (b)
350,000	5.000		06/01/29	336,556
Marriott International, Inc.
75,000	5.000		10/15/27	76,312
185,000	4.900		04/15/29	188,878
58,000	4.875		05/15/29	59,089

				1,110,386

Machinery - Construction & Mining(a)(b) – 0.2%
Terex Corp.
105,000	6.250		10/15/32	106,965
Vertiv Group Corp.
255,000	4.125		11/15/28	249,224

				356,189

Machinery-Diversified(a) – 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (b)
225,000	9.000		02/15/29	234,990
Otis Worldwide Corp.
245,000	2.565		02/15/30	228,156

				463,146

Media – 2.8%
AMC Networks, Inc. (a)(b)
80,000	10.250		01/15/29	84,331
CCO Holdings LLC/CCO Holdings Capital Corp. (a)(b)
520,000	4.750		03/01/30	499,018
575,000	4.750		02/01/32	531,852
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
170,000	3.750		02/15/28	167,401
CSC Holdings LLC (a)(b)
200,000	5.750		01/15/30	76,172
210,000	3.375		02/15/31	135,605
Directv Financing LLC (a)(b)
120,000	8.875		02/01/30	118,506
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a)(b)
193,000	5.875		08/15/27	192,848
DISH DBS Corp.
110,000	5.250	(a)(b)	12/01/26	108,090
14,000	5.750	(a)(b)	12/01/28	13,425
7,000	5.125		06/01/29	5,986
DISH Network Corp. (a)(b)
170,000	11.750		11/15/27	179,935
GCI LLC (a)(b)
440,000	4.750		10/15/28	427,803
Gray Media, Inc. (a)(b)
91,000	4.750		10/15/30	69,751
82,000	7.250		08/15/33	81,337
iHeartCommunications, Inc. (a)(b)
232,000	10.875		05/01/30	156,681
Sinclair Television Group, Inc. (a)(b)
170,000	5.125		02/15/27	170,000
430,000	8.125		02/15/33	442,603

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
Sirius XM Radio LLC (a)(b)
$635,000	3.875%	09/01/31	$575,666
Univision Communications, Inc. (a)(b)
175,000	9.375	08/01/32	185,631

			4,222,641

Mining(a)(b) – 0.1%
Novelis Corp.
70,000	6.875	01/30/30	72,513

Miscellaneous Manufacturing – 0.4%
Amsted Industries, Inc. (a)(b)
50,000	6.375	03/15/33	51,364
Axon Enterprise, Inc. (a)(b)
80,000	6.125	03/15/30	82,243
80,000	6.250	03/15/33	82,610
General Electric Co.
95,000	5.875	01/14/38	103,390
Hillenbrand, Inc. (a)
84,000	6.250	02/15/29	86,147
235,000	3.750	03/01/31	221,274

			627,028

Oil Field Services – 5.6%
Aethon United BR LP/Aethon United Finance Corp. (a)(b)
95,000	7.500	10/01/29	99,065
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
170,000	6.625	09/01/32	174,502
Aris Water Holdings LLC (a)(b)
160,000	7.250	04/01/30	168,947
BKV Upstream Midstream LLC (a)(b)
135,000	7.500	10/15/30	134,901
California Resources Corp. (b)
115,000	7.000	01/15/34	114,265
Cenovus Energy, Inc.
11,000	6.750	11/15/39	12,156
Chord Energy Corp. (a)(b)
185,000	6.000	10/01/30	183,679
195,000	6.750	03/15/33	197,517
Civitas Resources, Inc. (a)(b)
55,000	8.375	07/01/28	57,043
100,000	9.625	06/15/33	105,788
CNX Resources Corp. (a)(b)
175,000	7.250	03/01/32	181,666
Crescent Energy Finance LLC (a)(b)
50,000	7.625	04/01/32	49,706
485,000	7.375	01/15/33	472,249
Ecopetrol SA (a)
240,000	6.875	04/29/30	245,928
Expand Energy Corp. (a)
180,000	4.750	02/01/32	176,951
Kodiak Gas Services LLC (a)(b)
148,000	7.250	02/15/29	153,540
150,000	6.500	10/01/33	152,691
100,000	6.750	10/01/35	102,669
Marathon Petroleum Corp. (a)
50,000	3.800	04/01/28	49,473

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Matador Resources Co. (a)(b)
$230,000	6.875%		04/15/28	$234,835
110,000	6.500		04/15/32	111,261
191,000	6.250		04/15/33	192,217
MEG Energy Corp. (a)(b)
215,000	5.875		02/01/29	215,348
Murphy Oil Corp. (a)
142,000	6.000		10/01/32	140,067
Noble Finance II LLC (a)(b)
350,000	8.000		04/15/30	362,306
Northern Oil & Gas, Inc. (a)(b)
355,000	8.750		06/15/31	366,758
30,000	7.875		10/15/33	29,881
Permian Resources Operating LLC (a)(b)
83,000	5.875		07/01/29	83,030
79,000	7.000		01/15/32	82,087
115,000	6.250		02/01/33	117,174
Petroleos Mexicanos (a)
340,000	6.840		01/23/30	345,953
170,000	5.950		01/28/31	164,815
30,000	6.700		02/16/32	29,738
SESI LLC (a)(b)
25,000	7.875		09/30/30	24,939
SM Energy Co. (a)(b)
90,000	6.750		08/01/29	90,518
140,000	7.000		08/01/32	139,972
Sunoco LP (a)(b)
190,000	7.000		05/01/29	196,754
145,000	7.250		05/01/32	152,273
35,000	6.250		07/01/33	35,621
(5 yr. CMT + 4.230%)
350,000	7.875	(d)	12/31/99	356,237
Tidewater, Inc. (a)(b)
265,000	9.125		07/15/30	284,035
Transocean International Ltd. (a)(b)
100,000	8.250		05/15/29	98,698
23,250	8.750		02/15/30	24,449
105,000	8.500		05/15/31	102,926
75,000	7.875		10/15/32	75,000
Transocean Poseidon Ltd. (a)(b)
49,500	6.875		02/01/27	49,520
Transocean Titan Financing Ltd. (a)(b)
56,667	8.375		02/01/28	58,114
USA Compression Partners LP/USA Compression Finance Corp. (a)(b)
165,000	7.125		03/15/29	170,415
105,000	6.250		10/01/33	105,403
WBI Operating LLC (a)(b)
285,000	6.250		10/15/30	285,000
250,000	6.500		10/15/33	250,000
Weatherford International Ltd. (a)(b)
145,000	6.750		10/15/33	145,130
Wildfire Intermediate Holdings LLC (a)(b)
95,000	7.500		10/15/29	96,362
YPF SA (a)(b)
330,000	8.250		01/17/34	318,285

				8,367,857

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Packaging(a)(b) – 0.3%
ARD Finance SA (c) (PIK 7.250%, Cash 6.500%)
$434,894	6.500%	06/30/27	$13,782
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
200,000	5.250	08/15/27	76,698
Efesto Bidco SpA Efesto U.S. LLC
290,000	7.500	02/15/32	295,104
LABL, Inc.
180,000	8.625	10/01/31	132,271

			517,855

Pharmaceuticals(a) – 0.9%
1261229 BC Ltd. (b)
200,000	10.000	04/15/32	205,390
AdaptHealth LLC (b)
220,000	6.125	08/01/28	219,773
95,000	4.625	08/01/29	90,234
65,000	5.125	03/01/30	62,027
Amneal Pharmaceuticals LLC (b)
58,000	6.875	08/01/32	60,035
Bausch Health Cos., Inc. (b)
60,000	5.000	01/30/28	51,462
Opal Bidco SAS (b)
485,000	6.500	03/31/32	496,805
Teva Pharmaceutical Finance Netherlands IV BV
200,000	5.750	12/01/30	205,940

			1,391,666

Pipelines(a) –5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
155,000	6.625	02/01/32	159,698
130,000	5.750	10/15/33	129,468
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
55,000	7.000	07/15/29	57,030
55,000	7.250	07/15/32	57,825
Buckeye Partners LP (b)
185,000	6.875	07/01/29	191,653
85,000	6.750	02/01/30	88,353
Cheniere Energy Partners LP
40,000	5.950	06/30/33	42,330
CNX Midstream Partners LP (b)
145,000	4.750	04/15/30	139,017
Columbia Pipelines Operating Co. LLC (b)
345,000	6.036	11/15/33	368,187
CQP Holdco LP/BIP-V Chinook Holdco LLC (b)
685,000	5.500	06/15/31	678,876
Delek Logistics Partners LP/Delek Logistics Finance Corp. (b)
140,000	8.625	03/15/29	146,031
255,000	7.375	06/30/33	259,549
Energy Transfer LP
385,000	5.250	04/15/29	396,100
Excelerate Energy LP (b)
190,000	8.000	05/15/30	202,304
Genesis Energy LP/Genesis Energy Finance Corp.
129,000	7.750	02/01/28	130,006
220,000	7.875	05/15/32	229,416
Global Partners LP/GLP Finance Corp.
440,000	6.875	01/15/29	444,831

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(a) – (continued)
Howard Midstream Energy Partners LLC (b)
$115,000	7.375%	07/15/32	$119,303
190,000	6.625	01/15/34	193,849
Kinetik Holdings LP (b)
70,000	6.625	12/15/28	71,891
265,000	5.875	06/15/30	266,651
MPLX LP
105,000	4.000	03/15/28	104,466
365,000	2.650	08/15/30	335,125
NFE Financing LLC (b)
146,261	12.000	11/15/29	42,906
NuStar Logistics LP
285,000	6.375	10/01/30	295,220
ONEOK, Inc.
275,000	6.350	01/15/31	295,749
Plains All American Pipeline LP/PAA Finance Corp.
400,000	3.800	09/15/30	385,872
Prairie Acquiror LP (b)
255,000	9.000	08/01/29	265,407
Rockies Express Pipeline LLC (b)
150,000	6.750	03/15/33	156,600
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
140,000	7.375	02/15/29	144,214
75,000	6.000	12/31/30	74,074
160,000	6.750	03/15/34	158,442
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
395,000	4.875	02/01/31	396,288
197,000	4.000	01/15/32	187,162
TransMontaigne Partners LLC (b)
460,000	8.500	06/15/30	479,674
Venture Global LNG, Inc. (b)
278,000	8.125	06/01/28	287,852
30,000	9.500	02/01/29	33,078
150,000	7.000	01/15/30	155,247
Venture Global Plaquemines LNG LLC (b)
145,000	6.500	01/15/34	152,862
145,000	6.750	01/15/36	154,163

			8,476,769

Real Estate(a)(b) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
160,000	5.750	01/15/29	153,779

Real Estate Investment Trust(a) – 1.5%
Agree LP
25,000	2.900	10/01/30	23,326
Iron Mountain Information Management Services, Inc. (b)
318,000	5.000	07/15/32	306,409
MPT Operating Partnership LP/MPT Finance Corp. (b)
10,000	8.500	02/15/32	10,646
Prologis LP
25,000	1.750	07/01/30	22,365
Realty Income Corp.
60,000	4.000	07/15/29	59,621
355,000	2.850	12/15/32	316,838
Regency Centers LP
60,000	2.950	09/15/29	57,296

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
RHP Hotel Properties LP/RHP Finance Corp. (b)
$45,000	6.500%	06/15/33	$46,340
Service Properties Trust (b)(e)
20,000	0.000	09/30/28	17,631
Starwood Property Trust, Inc. (b)
330,000	5.250	10/15/28	330,043
215,000	6.500	07/01/30	222,516
65,000	5.750	01/15/31	64,818
Trust Fibra Uno
200,000	4.869	01/15/30	196,254
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
200,000	4.750	04/15/28	195,634
WP Carey, Inc.
60,000	3.850	07/15/29	59,057
25,000	2.400	02/01/31	22,429
XHR LP (b)
277,000	4.875	06/01/29	271,435

			2,222,658

Retailing(a) –1.6%
Asbury Automotive Group, Inc. (b)
220,000	4.625	11/15/29	213,398
55,000	5.000	02/15/32	52,826
Cougar JV Subsidiary LLC (b)
90,000	8.000	05/15/32	95,774
Foundation Building Materials, Inc. (b)
270,000	6.000	03/01/29	274,007
Group 1 Automotive, Inc. (b)
110,000	4.000	08/15/28	106,888
45,000	6.375	01/15/30	46,045
Ken Garff Automotive LLC (b)
290,000	4.875	09/15/28	283,643
LCM Investments Holdings II LLC (b)
410,000	4.875	05/01/29	401,718
Penske Automotive Group, Inc.
290,000	3.750	06/15/29	276,385
QXO Building Products, Inc. (b)
125,000	6.750	04/30/32	129,790
Sonic Automotive, Inc. (b)
185,000	4.625	11/15/29	179,633
75,000	4.875	11/15/31	71,744
Staples, Inc. (b)
50,000	10.750	09/01/29	49,528
10,000	12.750	01/15/30	8,049
Tractor Supply Co.
75,000	1.750	11/01/30	65,927
Yum! Brands, Inc. (b)
135,000	4.750	01/15/30	134,120

			2,389,475

Semiconductors(a) –1.2%
Amkor Technology, Inc. (b)
95,000	5.875	10/01/33	95,969
Broadcom, Inc. (b)
372,000	3.469	04/15/34	339,413
594,000	3.137	11/15/35	514,244
645,000	3.187	11/15/36	550,611

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Semiconductors(a) – (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
	$360,000	3.400%		05/01/30	$345,153

					1,845,390

Software(a) – 3.9%
AthenaHealth Group, Inc. (b)
	421,000	6.500		02/15/30	417,653
Castle U.S. Holding Corp. (b)
	329,000	10.000		06/30/31	50,719
Clarivate Science Holdings Corp. (b)
	365,000	3.875		07/01/28	351,678
Cloud Software Group, Inc. (b)
	483,000	9.000		09/30/29	500,523
	297,000	8.250		06/30/32	315,242
	25,000	6.625		08/15/33	25,468
CoreWeave, Inc. (b)
	340,000	9.250		06/01/30	351,135
	452,000	9.000		02/01/31	463,277
Elastic NV (b)
	245,000	4.125		07/15/29	235,239
MSCI, Inc. (b)
	748,000	3.875		02/15/31	716,771
Oracle Corp.
	850,000	2.950		04/01/30	800,844
	415,000	2.875		03/25/31	381,327
	580,000	6.250		11/09/32	630,286
TeamSystem SpA (b)
EUR	435,000	3.500		02/15/28	506,948

					5,747,110

Telecommunication Services – 2.7%
AT&T, Inc. (a)
	$365,000	2.750		06/01/31	334,508
	482,000	2.550		12/01/33	410,582
	135,000	4.900		08/15/37	131,787
	315,000	5.150		11/15/46	294,953
	395,000	3.650		06/01/51	285,605
	420,000	3.500		09/15/53	290,216
CommScope LLC (a)(b)
	63,000	8.250		03/01/27	63,708
	133,000	9.500		12/15/31	137,676
EchoStar Corp. (a)
	220,000	10.750		11/30/29	242,057
(PIK 6.750%, Cash 6.750%)
	98,526	6.750	(c)	11/30/30	101,550
Frontier Communications Holdings LLC (a)(b)
	125,000	5.000		05/01/28	124,727
Hughes Satellite Systems Corp.
	85,000	6.625		08/01/26	80,916
Level 3 Financing, Inc. (a)(b)
	220,000	6.875		06/30/33	224,297
	275,000	7.000		03/31/34	279,719
Sprint Capital Corp.
	325,000	8.750		03/15/32	395,717
T-Mobile USA, Inc. (a)
	402,000	3.875		04/15/30	394,064
Windstream Services LLC (a)(b)
	185,000	7.500		10/15/33	184,956

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Windstream Services LLC/Windstream Escrow Finance Corp. (a)(b)
$90,000	8.250%		10/01/31	$93,301

				4,070,339

Transportation – 0.8%
Beacon Mobility Corp. (a)(b)
135,000	7.250		08/01/30	140,457
MV24 Capital BV
439,392	6.748		06/01/34	437,063
Rand Parent LLC (a)(b)
240,000	8.500		02/15/30	249,398
RXO, Inc. (a)(b)
170,000	7.500		11/15/27	173,466
XPO, Inc. (a)(b)
110,000	7.125		02/01/32	115,508

				1,115,892

TOTAL CORPORATE OBLIGATIONS (Cost $109,781,942)				$113,216,847

Mortgage-Backed Obligations – 12.8%

Collateralized Mortgage Obligations(a) – 0.6%
Interest Only(f) –0.1%
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
$113,061	1.950	%(d)	09/20/48	$14,109
Government National Mortgage Association REMICS Series 2020-7, Class GI
51,720	4.000		01/20/50	10,728
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
147,242	1.800	(d)	02/20/50	18,189
Government National Mortgage Association REMICS Series 2020-146, Class KI
3,139	2.500		10/20/50	467
Government National Mortgage Association REMICS Series 2019-153, Class EI
287,355	4.000		12/20/49	60,920
Government National Mortgage Association REMICS Series 2020-61, Class GI
114,301	5.000		05/20/50	26,549

				130,962

Sequential Fixed Rate(b)(g) – 0.2%
OBX Trust Series 2024-NQM8, Class A1
239,677	6.233		05/25/64	243,103

Sequential Floating Rate(b)(d) – 0.3%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2, Class M1B (1 mo. USD Term SOFR +4.000%)
100,000	8.356		07/25/42	105,165

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(d) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
$213,266	5.556%		05/25/44	$213,920
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (1 mo. USD Term SOFR + 3.600%)
30,000	7.956		07/25/42	31,217
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
85,000	7.356		04/25/42	87,241
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
100,000	6.006		05/25/44	100,460

				538,003

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				912,068

Commercial Mortgage-Backed Securities – 3.6%
Regular Floater(b)(d) – 0.2%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
$200,000	6.283%		11/15/29	$200,423
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR +2.930%)
100,000	7.080		11/15/29	100,955

				301,378

Sequential Fixed Rate – 0.9%
Morgan Stanley Capital I Trust Series 2017-HR2, Class A4
275,000	3.587	(a)	12/15/50	270,185
ROCK Trust Series 2024-CNTR, Class A
250,000	5.388	(b)	11/13/41	257,490
ROCK Trust Series 2024-CNTR, Class D
300,000	7.109	(b)	11/13/41	312,727
SLG Office Trust Series 2021-OVA, Class A
500,000	2.585	(b)	07/15/41	444,138

				1,284,540

Sequential Floating Rate – 2.5%
Bank Series 2021-BN37, Class A5
210,000	2.618	(a)(d)	11/15/64	186,986
Bank Series 2022-BNK42, Class A5
400,000	4.493	(a)(d)	06/15/55	393,874
Bank Series 2018-BN13, Class A5
375,000	4.217	(a)(d)	08/15/61	373,858
Bank Series 2021-BN33, Class AS
500,000	2.792	(a)	05/15/64	442,321
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
550,000	5.070	(b)(d)	03/15/37	522,908
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
400,000	5.792	(b)(d)	02/15/41	399,068

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Durst Commercial Mortgage Trust Series 2025-151, Class A
$300,000	5.317	%(b)(d)	08/10/42	$305,214
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
150,000	6.551	(b)(d)	01/13/40	155,990
IRV Trust Series 2025-200P, Class A
350,000	5.471	(a)(b)(d)	03/14/47	357,768
IRV Trust Series 2025-200P, Class D
100,000	6.371	(a)(b)(d)	03/14/47	101,414
LEX Mortgage Trust Series 2024-BBG, Class A
250,000	5.036	(a)(b)(d)	10/13/33	251,651
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
250,000	5.843	(b)(d)	02/15/42	248,432

				3,739,484

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$5,325,402

Federal Agencies(h) – 8.6%
Government National Mortgage Association – 4.0%
$2,000,000	4.500%		TBA-30yr	$1,939,445
2,000,000	6.000		TBA-30yr	2,034,265
2,000,000	5.500		TBA-30yr	2,014,840

				5,988,550

Uniform Mortgage-Backed Security – 4.6%
1,000,000	2.500		TBA-30yr	842,422
1,000,000	4.000		TBA-30yr	942,305
1,000,000	5.000		TBA-30yr	991,680
4,000,000	5.500		TBA-30yr	4,033,281

				6,809,688

TOTAL FEDERAL AGENCIES				$12,798,238

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $18,953,173)				$19,035,708

Bank Loans(i)–5.4%

Aerospace & Defense–0.6%
Bleriot U.S. Bidco, Inc.(3 mo. USD Term SOFR + 2.500%)
$98,753	6.502%		10/31/30	$98,726
Dynasty Acquisition Co., Inc. (1 mo. USD Term SOFR + 2.000%)
446,625	6.163		10/31/31	$446,603
Kaman Corp. (3 mo. USD Term SOFR + 2.750%)
364,603	6.699–6.949		02/26/32	363,203
(3 mo. USD Term SOFR + 2.500%)
3,216	6.829		02/26/32	3,104

				911,636

Automotive–0.1%
First Brands Group LLC (j)
250,000	0.000		03/30/28	13,862
277,236	0.000		03/30/27	97,529

				111,391

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(i)–(continued)

Building & Construction–0.5%
AAL Delaware Holdco, Inc.(1 mo. USD Term SOFR + 2.750%)
	$396,007	6.913%	07/30/31	$396,304
Construction Partners, Inc.(1 mo. USD Term SOFR + 2.500%)
	49,625	6.663	11/03/31	49,734
TRC Cos. LLC(1 mo. USD Term SOFR + 3.000%)
	235,319	7.163	12/08/28	235,368

				681,406

Building Materials–0.4%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.000%)
	336,906	7.163	09/08/32	337,047
Icebox Holdco III, Inc. (3 mo. USD Term SOFR + 3.250%)
	193,957	7.252	12/22/31	194,954
(3 mo. USD Term SOFR + 6.500%)
	50,000	10.502	12/22/32	50,813

				582,814

Capital Goods - Others–0.2%
Engineered Machinery Holdings, Inc. (3 mo. EUR EURIBOR + 3.750%)
EUR	72,000	5.750	05/21/28	85,060
(3 mo. USD Term SOFR + 3.500%)
	$182,502	7.763	05/19/28	183,349

				268,409

Commercial Services–0.4%
Ankura Consulting Group LLC(1 mo. USD Term SOFR + 3.500%)
	498,869	7.659	12/29/31	494,972
Fugue Finance BV(3 mo. USD Term SOFR + 2.750%)
	49,750	6.949	01/09/32	49,822

				544,794

Diversified Financial Services–0.7%
Deep Blue Operating I LLC(k)
	350,000	0.000	09/17/32	350,000
DRW Holdings LLC(3 mo. USD Term SOFR + 3.500%)
	360,112	7.502	06/26/31	358,989
FNZ Group Services Ltd.(3 mo. USD Term SOFR + 5.000%)
	124,375	9.321	11/05/31	99,500
GEN II Fund Services LLC(6 mo. USD Term SOFR + 2.750%)
	228,850	6.752	11/26/31	228,754

				1,037,243

Energy - Exploration & Production–0.1%
Kohler Energy Co. LLC(3 mo. USD Term SOFR + 3.750%)
	91,824	7.752	05/01/31	91,911

Entertainment–0.3%
Arcis Golf LLC(1 mo. USD Term SOFR + 2.750%)
	169,854	6.913	11/24/28	169,961
Crown Finance U.S., Inc.(1 mo. USD Term SOFR + 4.500%)
	248,128	8.780	12/02/31	247,416

				417,377

Food & Beverages–0.1%
Sazerac Co., Inc.(1 mo. USD Term SOFR + 2.500%)
	225,000	6.700	07/09/32	226,251

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)–(continued)

Health Care Services–0.1%
Onex TSG Intermediate Corp.(3 mo. USD Term SOFR + 3.750%)
$150,000	8.005%	08/06/32	$150,643

Insurance–0.0%
Broadstreet Partners, Inc.(1 mo. USD Term SOFR + 2.750%)
74,832	6.913	06/13/31	74,891

Internet–0.2%
Plano HoldCo, Inc.(3 mo. USD Term SOFR + 3.500%)
298,500	7.502	10/02/31	291,037

Machinery - Construction & Mining–0.0%
Clark Equipment Co.(3 mo. USD Term SOFR + 2.000%)
21,228	6.002	04/20/29	21,228

Media–0.0%
Audacy Capital Corp.
(1 mo. USD Term SOFR + 6.000%)
58,956	10.278	10/01/29	47,253
(1 mo. USD Term SOFR + 7.000%)
6,598	11.278	10/02/28	6,499

			53,752

Media - Cable–0.0%
DirecTV Financing LLC(3 mo. USD Term SOFR + 5.000%)
8,836	9.570	08/02/27	8,837

Midstream–0.3%
AL GCX Holdings LLC(1 mo. USD Term SOFR + 2.000%)
72,755	6.223	05/17/29	72,573
Prairie ECI Acquiror LP(1 mo. USD Term SOFR + 3.750%)
321,756	7.913	08/01/29	323,230

			395,803

Packaging–0.0%
LABL, Inc.(1 mo. USD Term SOFR + 5.000%)
69,955	9.263	10/30/28	57,188

Retailers–0.2%
Harbor Freight Tools USA, Inc.(1 mo. USD Term SOFR + 2.250%)
149,434	6.413	06/11/31	146,633
TruGreen LP(3 mo. USD Term SOFR + 8.500%)
210,000	13.070	11/02/28	188,124

			334,757

Technology–0.8%
Kaseya, Inc.
(1 mo. USD Term SOFR + 3.250%)
348,250	7.413	03/20/32	348,567
(1 mo. USD Term SOFR + 5.000%)
275,000	9.163	03/18/33	274,884
LSF12 Crown U.S. Commercial Bidco LLC(1 mo. USD Term SOFR + 3.500%)
194,512	7.663	12/02/31	194,635
Pitney Bowes, Inc.(1 mo. USD Term SOFR + 3.750%)
348,250	7.913	03/19/32	347,815

			1,165,901

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i)–(continued)

Technology - Hardware–0.1%
Grinding Media, Inc.(3 mo. USD Term SOFR + 3.500%)
$192,060	7.698%	10/12/28	$192,060

Technology - Software–0.3%
Drake Software LLC(1 mo. USD Term SOFR + 4.250%)
170,695	8.413	06/26/31	170,410
iSolved, Inc.(1 mo. USD Term SOFR + 2.750%)
52,216	6.913	10/15/30	52,321
Virtusa Corp.(1 mo. USD Term SOFR + 3.250%)
188,471	7.413	02/15/29	185,879

			408,610

TOTAL BANK LOANS (Cost $8,496,681)			$8,027,939

Asset-Backed Securities(a)(b)(d) – 4.8%

Collateralized Loan Obligations – 4.8%
1988 CLO 3 Ltd. Series 2023-3A, Class A1 (3 mo. USD Term SOFR + 2.000%)
$500,000	6.318%	10/15/38	$500,908
1988 CLO 5 Ltd. Series 2024-5A, Class A1 (3 mo. USD Term SOFR + 1.540%)
500,000	5.858	07/15/37	501,306
Bain Capital Credit CLO Ltd. Series 2024-3A, Class A1 (3 mo. USD Term SOFR + 1.480%)
725,000	5.798	07/16/37	727,177
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR2 (3 mo. USD Term SOFR + 3.100%)
175,000	7.426	04/19/34	175,218
CIFC Funding Ltd. Series 2022-6A, Class BR (3 mo. USD Term SOFR + 1.750%)
600,000	6.068	10/16/38	602,950
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A (3 mo. USD Term SOFR + 1.500%)
725,000	5.819	07/25/37	727,071
Katayma CLO I Ltd. Series 2023-1A, Class A1 (3 mo. USD Term SOFR + 2.000%)
1,000,000	6.326	10/20/36	1,001,819
Madison Park Funding LXI Ltd. Series 2023-61A, Class A (3 mo. USD Term SOFR + 1.730%)
500,000	6.056	01/20/37	501,381
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R (3 mo. USD Term SOFR + 1.670%)
400,000	5.988	07/15/37	401,486
Oaktree CLO Ltd. Series 2019-4A, Class ARR (3 mo. USD Term SOFR + 1.510%)
250,000	5.836	07/20/37	250,968
OHA Credit Funding 13 Ltd. Series 2022-13A, Class AR (3 mo. USD Term SOFR + 1.350%)
575,000	5.676	07/20/37	576,172
Rad CLO 22 Ltd. Series 2023-22A, Class B (3 mo. USD Term SOFR + 2.670%)
350,000	6.996	01/20/37	351,310
Rockford Tower CLO Ltd. Series 2023-1A, Class C (3 mo. USD Term SOFR + 3.200%)
300,000	7.526	01/20/36	300,000

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(a)(b)(d) – (continued)

Collateralized Loan Obligations – (continued)
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3 mo. USD Term SOFR + 3.982%)
	$600,000	8.311%		04/18/36	$601,255

					7,219,021

TOTAL ASSET-BACKED SECURITIES (Cost $7,216,900)					$7,219,021

Sovereign Debt Obligations – 2.9%

Euro – 0.8%
Egypt Government International Bonds
EUR	200,000	4.750%		04/16/26	$235,139
Indonesia Government International Bonds
	100,000	1.100		03/12/33	98,084
Ivory Coast Government International Bonds (b)
	500,000	4.875		01/30/32	559,083
Romania Government International Bonds
	290,000	2.875		03/11/29	329,729
	30,000	2.625	(b)	12/02/40	22,398

					1,244,433

Sovereign(a) – 0.3%
Mexico Government International Bonds
	$603,000	3.500		02/12/34	523,856

United States Dollar – 1.8%
Abu Dhabi Government International Bonds (b)
	200,000	3.875		04/16/50	163,300
Argentina Republic Government International Bonds (a)
	11,136	1.000		07/09/29	8,062
	364,720	0.750	(g)	07/09/30	246,368
Benin Government International Bonds
	200,000	7.960		02/13/38	204,282
Dominican Republic International Bonds (b)
	240,000	4.875		09/23/32	229,920
Ecuador Government International Bonds (b)
	34,036	0.000	(e)	07/31/30	26,154
	40,000	6.900	(g)	07/31/30	35,462
	46,400	5.000	(g)	07/31/40	30,624
Egypt Government International Bonds (b)
	200,000	8.875		05/29/50	179,990
Morocco Government International Bonds (b)
	310,000	3.000		12/15/32	274,420
Republic of Uzbekistan International Bonds (b)
	200,000	3.700		11/25/30	184,464
Turkiye Government International Bonds
	200,000	6.125		10/24/28	203,581
	200,000	7.625		04/26/29	212,376
	250,000	7.125		07/17/32	257,562
	200,000	6.500		09/20/33	198,188
Ukraine Government International Bonds (b)(g)
	54,803	4.500		02/01/29	37,266
	10,241	0.000		02/01/30	5,361
	38,270	0.000		02/01/34	15,786
	79,801	4.500		02/01/34	44,489
	32,341	0.000		02/01/35	15,605
	33,651	4.500		02/01/35	18,458

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
$26,951	0.000%	02/01/36	$12,977
19,229	4.500	02/01/36	10,403

			2,615,098

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,652,589)			$4,383,387

Shares	Description		Value

Common Stocks(j) –0.1%

Communications Equipment(l) –0.0%
4,216	Intelsat SA		$—

Media – 0.1%
222	Audacy Capital Corp. Class B		1,887
2,022	Audacy Capital LLC Class A		18,198
45,301	iHeartMedia, Inc. Class A		130,014
4,216	SES SA		57,232

			207,331

TOTAL COMMON STOCKS (Cost $307,561)			$207,331

Units	Expiration Date		Value

Rights – 0.0%

Cineworld Group PLC
2,800	12/31/99		$60,259
(Cost $71,148)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 2.6%

U.S. Treasury Bonds
$550,000	4.750%	05/15/55	$551,718
U.S. Treasury Notes
1,680,000	3.625	09/30/30	1,671,469
1,710,000	3.875	09/30/32	1,704,389

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,913,489)			$3,927,576

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Shares	Dividend Rate	Value

Investment Company(m) –3.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,713,414	4.042%	$ 4,713,414

(Cost $ 4,713,414)

TOTAL INVESTMENTS – 107.7% (Cost $ 158,106,897)		$160,791,482

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.7)%		(11,553,936)

NET ASSETS – 100.0%		$149,237,546

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2025.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $12,798,238 which represents approximately 8.6% of net assets as of September 30, 2025.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	Security is currently in default and/or non-income producing.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/NR), due 02/26/32	$31,172	$31,152	$(120)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	3,375,499	EUR	2,860,905	12/08/25	$3,193

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	2.000%	TBA - 30yr	10/14/25	$(1,000,000)	$(805,938)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/14/25	(5,000,000)	(4,849,609)

(PROCEEDS RECEIVED: $ (5,630,898))					$(5,655,547)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	35	12/19/25	$3,937,500	$(12,135)
2 Year U.S. Treasury Notes	153	12/31/25	31,884,961	13,022
20 Year U.S. Treasury Bonds	10	12/19/25	1,165,938	14,476
5 Year U.S. Treasury Notes	247	12/31/25	26,971,242	(17,250)

Total				$(1,887)

Short position contracts:
Ultra 10-Year U.S. Treasury Notes	(21)	12/19/25	(2,416,641)	(21,878)
Ultra Long U.S. Treasury Bonds	(31)	12/19/25	(3,721,937)	(77,816)

Total				$(99,694)

TOTAL FUTURES CONTRACTS				$(101,581)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%(b)	12M CDOR(b)	12/17/27	CAD	140	$159	$512	$(353)
2.250(c)	6M EURO(b)	12/17/28	EUR	420	244	322	(78)
12M SOFR(c)	3.373%(c)	11/06/30		$3,150	(98)	11,100	(11,198)
2.250(c)	6M EURO(b)	12/17/30	EUR	700	6,305	6,829	(524)
2.250(c)	6M EURO(b)	12/17/32		610	13,323	12,651	672
2.500(c)	6M EURO(b)	12/17/35		390	8,256	7,892	364
3.977(c)	12M SOFR(c)	11/06/55		$840	(7,475)	(6,403)	(1,072)

TOTAL					$20,714	$32,903	$(12,189)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.

(b)	Payments made semi-annually.

(c)	Payments made annually.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 45	5.000%	3.204%	12/20/30	$1,200	$ 94,448	$ 91,404	$3,044
CDX.NA.IG Index 41	1.000	0.308	12/20/28	4,990	107,121	57,142	49,979

TOTAL					$201,569	$148,546	$53,023

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PIK	—Payment in kind
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

Abbreviations:
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.IG Ind 41	—CDX North America Investment Grade Index 41
EURO	—Euro Offered Rate
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities September 30, 2025 (Unaudited)

	Bond Fund	Core Fixed Income Fund	Dynamic Bond Fund

Assets:

Investments in unaffiliated issuers, at value (cost $432,345,506, $2,685,093,501 and $1,354,857,702, respectively)	$430,695,618	$2,638,644,456	$1,360,854,733
Investments in affiliated issuers, at value (cost $878,926, $72,432,007 and $143,174,213, respectively)	878,926	72,432,007	143,174,213
Purchased options, at value (premium paid $1,264,852, $627,024 and $9,905,509, respectively)	993,210	259,138	7,691,648
Cash	4,964,781	34,024,334	19,669,805
Foreign currencies, at value (cost $119,599, $0 and $394,750, respectively)	121,813	65,761	191,109
Unrealized gain on swap contracts	99	—	16,616
Unrealized gain on forward foreign currency exchange contracts	2,066,591	1,430	13,410,874
Variation margin on futures contracts	—	—	655,169
Variation margin on swaps contracts	31,363	—	—
Receivables:
Investments sold on an extended-settlement basis	102,502,324	546,637,031	798,342,905
Collateral on certain derivative contracts(a)	3,691,641	18,859,935	54,699,148
Interest and dividends	2,997,669	17,462,608	7,387,017
Due from broker	483,156	1,569,806	1,311,324
Fund shares sold	384,330	3,976,833	2,705,066
Investments sold	197,455	109,829	14,999,116
Due from broker - upfront payment	47,104	462,813	2,969,927
Reimbursement from investment adviser	38,050	28,016	41,824
Foreign tax reclaims	155	—	—
Other assets	81,271	118,721	103,037

Total assets	550,175,556	3,334,652,718	2,428,223,531

Liabilities:

Forward sale contracts, at value (proceeds received $39,077,598, $209,503,984 and $205,108,477, respectively)	39,118,902	209,255,468	204,387,305
Unrealized loss on forward foreign currency exchange contracts	2,053,722	—	13,470,724
Written option contracts, at value (premium received $1,418,485, $1,210,894 and $11,834,204, respectively)	1,297,450	786,122	10,667,978
Variation margin on futures contracts	102,396	495,408	—
Unrealized loss on swap contracts	—	3,074	3,843,577
Variation margin on swaps contracts	—	426,758	1,990,112
Unrealized loss on unfunded loan commitment	—	—	721
Payables:
Investments purchased on an extended-settlement basis	142,806,298	731,527,305	909,475,016
Fund shares redeemed	250,722	2,326,081	928,319
Due to broker	160,775	300,000	410,000
Management fees	60,799	317,868	281,886
Distribution and Service fees and Transfer Agency fees	27,397	65,732	45,442
Upfront payments received on swap contracts	22,800	107,665	818,313
Income distributions	7,135	67,781	—
Investments purchased	—	3,592,249	26,583,674
Accrued expenses	256,609	278,126	327,446

Total liabilities	186,165,005	949,549,637	1,173,230,513

Net Assets:

Paid-in capital	415,490,591	2,616,063,715	3,194,679,923
Total distributable loss	(51,480,040)	(230,960,634)	(1,939,686,905)

NET ASSETS	$364,010,551	$2,385,103,081	$1,254,993,018
Net Assets:
Class A	$40,432,848	$132,465,646	$98,077,928
Class C	2,374,373	7,727,650	12,294,513
Institutional	86,865,045	554,749,613	723,494,984
Service	68,872	796,205	—
Investor	23,331,461	314,725,101	202,175,045
Class R6	74,417,337	272,428,679	58,508,150
Class R	2,930,487	3,143,975	3,248,468
Class P	133,590,128	1,099,066,212	157,193,930
Total Net Assets	$364,010,551	$2,385,103,081	$1,254,993,018
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	4,487,178	14,264,339	10,278,123
Class C	263,785	827,713	1,292,368
Institutional	9,642,433	59,490,960	75,733,039
Service	7,647	85,337	—
Investor	2,598,181	33,861,822	21,174,019
Class R6	8,263,893	29,178,570	6,128,592
Class R	325,534	338,317	341,242
Class P	14,835,547	117,661,278	16,491,941
Net asset value, offering and redemption price per share:(b)
Class A	9.01	9.29	9.54
Class C	9.00	9.34	9.51
Institutional	9.01	9.32	9.55
Service	9.01	9.33	—
Investor	8.98	9.29	9.55
Class R6	9.01	9.34	9.55
Class R	9.00	9.29	9.52
Class P	9.00	9.34	9.53
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA
Bond Fund	$—	$3,691,641	$—
Core Fixed Income Fund	—	17,099,935	1,760,000
Dynamic Bond Fund	3,357,293	49,571,855	1,770,000
(b)

Maximum public offering price per share for Class A Shares of the Bond, Core Fixed Income and Dynamic Bond Funds is $9.36, $9.65 and $9.91, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2025 (Unaudited)

	Global Core Fixed Income Fund	Income Fund

Assets:

Investments in unaffiliated issuers, at value (cost $919,563,868 and $153,393,483, respectively)	$914,450,186	$156,078,068
Investments in affiliated issuers, at value (cost $69,581,724 and $4,713,414, respectively)	69,581,724	4,713,414
Purchased options, at value (premium paid $454,591 and $0, respectively)	190,822	—
Cash	12,650,947	2,290,585
Foreign currencies, at value (cost $1,399,735 and $56,352, respectively)	1,276,297	55,626
Unrealized gain on swap contracts	81,558	—
Unrealized gain on forward foreign currency exchange contracts	3,065,293	3,193
Variation margin on futures contracts	769,595	96,090
Receivables:
Investments sold on an extended-settlement basis	41,620,911	20,825,482
Collateral on certain derivative contracts(a)	19,281,402	1,044,482
Interest and dividends	5,470,660	1,911,244
Fund shares sold	4,753,745	203,902
Due from broker - upfront payment	157,856	97,108
Due from broker	50,499	—
Reimbursement from investment adviser	27,296	20,427
Upfront payments made on swap contracts	2,802	—
Foreign tax reclaims	311	—
Other assets	131,997	31,138

Total assets	1,073,563,901	187,370,759

Liabilities:

Forward sale contracts, at value (proceeds received $20,537,695 and $5,630,898, respectively)	20,394,124	5,655,547
Unrealized loss on forward foreign currency exchange contracts	2,071,571	—
Written option contracts, at value (premium received $932,509 and $0, respectively)	620,493	—
Unrealized loss on swap contracts	3,659	—
Variation margin on swaps contracts	56,368	92,707
Unrealized loss on unfunded loan commitment	—	120
Payables:
Investments purchased on an extended-settlement basis	134,655,888	31,429,092
Investments purchased	62,203,627	664,942
Due to broker	270,000	—
Fund shares redeemed	190,064	135,667
Management fees	165,208	30,194
Upfront payments received on swap contracts	82,508	—
Income distributions	27,388	—
Distribution and Service fees and Transfer Agency fees	16,483	3,989
Accrued expenses	336,818	120,955

Total liabilities	221,094,199	38,133,213

Net Assets:

Paid-in capital	894,611,264	155,250,062
Total distributable loss	(42,141,562)	(6,012,516)

NET ASSETS	$852,469,702	$149,237,546
Net Assets:
Class A	$22,580,087	$1,885,757
Class C	537,135	2,374,451
Institutional	234,828,807	23,497,481
Service	13,543	—
Investor	40,750,386	19,144,441
Class R6	543,201,887	72,980
Class P	10,557,857	102,262,436
Total Net Assets	$852,469,702	$149,237,546
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,970,811	204,268
Class C	47,350	257,336
Institutional	20,533,026	2,546,363
Service	1,191	—
Investor	3,570,157	2,071,698
Class R6	47,478,424	7,906
Class P	921,507	11,078,541
Net asset value, offering and redemption price per share:(b)
Class A	11.46	9.23
Class C	11.34	9.23
Institutional	11.44	9.23
Service	11.37	—
Investor	11.41	9.24
Class R6	11.44	9.23
Class P	11.46	9.23
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Global Core Fixed Income Fund	$4,234,274	$15,047,128
Income Fund	502,035	542,447
(b)

Maximum public offering price per share for Class A Shares of the Global Core Fixed Income and Income Funds is $11.91 and $9.59, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations For the Six Months Ended September 30, 2025 (Unaudited)

	Bond Fund	Core Fixed Income Fund	Dynamic Bond Fund

Investment Income:

Interest	$7,911,525	$49,318,233	$ 24,285,387
Dividends — affiliated issuers	366,715	2,286,614	3,632,470

Total investment income	8,278,240	51,604,847	27,917,857

Expenses:

Management fees	714,692	4,357,119	3,130,501
Custody, accounting and administrative services	229,786	181,688	292,140
Transfer Agency fees(a)	89,163	597,848	300,840
Professional fees	84,798	81,902	93,880
Distribution and Service (12b-1) fees(a)	70,967	198,362	167,966
Registration fees	63,150	83,030	92,071
Printing and mailing costs	39,042	86,345	57,890
Prime broker fees	37,686	—	232,235
Trustee fees	13,927	15,952	14,441
Service fees — Class C	2,972	9,812	13,403
Shareholder Administration fees —Service Class	168	1,023	—
Other	13,153	40,385	19,963

Total expenses	1,359,504	5,653,466	4,415,330

Less — expense reductions	(451,197)	(933,700)	(508,928)

Net expenses	908,307	4,719,766	3,906,402

NET INVESTMENT INCOME	7,369,933	46,885,081	24,011,455

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	856,285	1,884,009	5,930,277
Purchased options	(5,883,008)	20,764	(35,255,778)
Futures contracts	(505,685)	(3,086,398)	4,548,931
Written options	7,360,733	1,978,094	47,195,236
Swap contracts	(386,874)	51,424	(1,561,474)
Forward foreign currency exchange contracts	(1,605,059)	(902,086)	(10,060,837)
Foreign currency transactions	946,356	17,929	6,293,387
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	4,890,804	29,795,558	9,550,221
Unfunded loan commitment	—	—	(721)
Purchased options	638,591	(230,529)	2,436,015
Futures contracts	(92,685)	(1,001,375)	(4,452,579)
Written options	(728,150)	(35,623)	(3,772,215)
Swap contracts	877,451	3,314,477	6,691,829
Forward foreign currency exchange contracts	(342,673)	152,248	(1,994,440)
Foreign currency translation	29,431	90,830	66,283

Net realized and unrealized gain	6,055,517	32,049,322	25,614,135

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,425,450	$78,934,403	$ 49,625,590

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Bond Fund	$54,935	$8,917	$168	$6,947	$26,369	$1,427	$16,914	$27	$14,048	$10,615	$1,667	$18,096
Core Fixed Income Fund	159,758	29,437	1,023	8,144	76,683	4,710	107,822	163	212,374	36,191	1,954	157,951
Dynamic Bond Fund	120,169	40,207	—	7,590	57,681	6,433	117,760	—	85,828	8,302	1,821	23,015

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations (continued) For the Six Months Ended September 30, 2025 (Unaudited)

	Global Core Fixed Income Fund	Income Fund

Investment Income:

Interest (net of foreign withholding taxes of $11,109 and $0, respectively)	$ 14,639,135	$4,414,703
Dividends — affiliated issuers	366,426	82,353
Dividends — unaffiliated issuers	7,328	—

Total investment income	15,012,889	4,497,056

Expenses:

Management fees	2,583,882	387,288
Transfer Agency fees(a)	159,743	31,992
Custody, accounting and administrative services	158,167	58,430
Professional fees	82,370	76,072
Registration fees	50,259	64,706
Printing and mailing costs	45,381	28,942
Distribution and Service (12b-1) fees(a)	33,477	10,037
Trustee fees	14,286	13,709
Prime broker fees	13,256	97
Service fees — Class C	732	2,686
Shareholder Administration fees —Service Class	40	—
Other	17,625	8,696

Total expenses	3,159,218	682,655

Less — expense reductions	(916,667)	(279,185)

Net expenses	2,242,551	403,470

NET INVESTMENT INCOME	12,770,338	4,093,586

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	2,864,022	36,337
Purchased options	20,071	—
Futures contracts	(1,902,471)	713,291
Written options	1,475,418	—
Swap contracts	(94,683)	34,353
Forward foreign currency exchange contracts	(16,185,885)	(468,104)
Foreign currency transactions	1,652,142	60,789
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $(7,292) and $0, respectively)	13,561,629	2,987,829
Unfunded loan commitment	—	(120)
Purchased options	(169,390)	—
Futures contracts	1,051,182	(293,524)
Written options	(2,660)	—
Swap contracts	1,678,698	50,450
Forward foreign currency exchange contracts	7,641,611	169,859
Foreign currency translation	(23,045)	642

Net realized and unrealized gain	11,566,639	3,291,802

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 24,336,977	$7,385,388

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
Global Core Fixed Income Fund	$31,240	$2,197	$40	$14,995	$352	$45,830	$6	$23,358	$73,640	$1,562
Income Fund	1,980	8,057	—	950	1,289	4,759	—	10,665	10	14,319

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Bond Fund		Core Fixed Income Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$ 7,369,933	$15,579,345	$ 46,885,081	$90,018,812

Net realized gain (loss)	782,748	(1,537,228)	(36,264)	(5,231,579)

Net change in unrealized gain	5,272,769	3,434,793	32,085,586	24,021,095

Net increase in net assets resulting from operations	13,425,450	17,476,910	78,934,403	108,808,328

Distributions to shareholders:

From distributable earnings:

Class A Shares	(872,488)	(2,039,854)	(2,460,632)	(4,730,877)

Class C Shares	(38,305)	(80,795)	(121,706)	(254,174)

Institutional Shares	(1,819,182)	(4,360,939)	(11,267,695)	(23,829,918)

Service Shares	(2,552)	(5,575)	(15,054)	(30,656)

Investor Shares	(494,267)	(1,251,220)	(7,258,627)	(17,702,228)

Class R6 Shares	(1,525,461)	(3,220,571)	(5,052,350)	(8,084,657)

Class R Shares	(51,702)	(96,529)	(58,655)	(114,999)

Class P Shares	(2,600,564)	(4,887,250)	(22,060,470)	(38,230,603)

Total distributions to shareholders	(7,404,521)	(15,942,733)	(48,295,189)	(92,978,112)

From share transactions:

Proceeds from sales of shares	45,603,273	93,355,576	358,682,878	773,136,520

Reinvestment of distributions	7,358,906	15,801,796	47,731,960	91,711,985

Cost of shares redeemed	(42,538,539)	(101,404,848)	(400,795,642)	(551,613,592)

Net increase in net assets resulting from share transactions	10,423,640	7,752,524	5,619,196	313,234,913

TOTAL INCREASE	16,444,569	9,286,701	36,258,410	329,065,129

Net assets:

Beginning of period	347,565,982	338,279,281	2,348,844,671	2,019,779,542

End of period	$364,010,551	$347,565,982	$2,385,103,081	$2,348,844,671

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Dynamic Bond Fund		Global Core Fixed Income Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$ 24,011,455	$40,262,624	$ 12,770,338	$ 22,557,103

Net realized gain (loss)	17,089,742	(18,304,397)	(12,171,386)	6,853,610

Net change in unrealized gain (loss)	8,524,393	29,527,315	23,738,025	(36,578)

Net increase in net assets resulting from operations	49,625,590	51,485,542	24,336,977	29,374,135

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,759,783)	(6,107,106)	(375,929)	(1,320,502)

Class C Shares	(265,038)	(392,710)	(6,616)	(28,850)

Institutional Shares	(17,772,573)	(25,979,087)	(3,821,816)	(11,818,547)

Service Shares	—	—	(460)	(16,866)

Investor Shares	(4,213,715)	(3,521,455)	(633,447)	(1,480,509)

Class R6 Shares	(1,681,758)	(3,364,918)	(8,196,862)	(19,127,301)

Class R Shares	(84,552)	(176,575)	—	—

Class P Shares	(4,686,802)	(10,032,530)	(174,212)	(502,362)

Total distributions to shareholders	(31,464,221)	(49,574,381)	(13,209,342)	(34,294,937)

From share transactions:

Proceeds from sales of shares	446,908,960	368,566,196	175,571,228	130,020,334

Reinvestment of distributions	28,087,118	43,581,261	13,030,498	33,674,495

Cost of shares redeemed	(131,311,532)	(201,696,553)	(50,133,929)	(112,439,775)

Net increase in net assets resulting from share transactions	343,684,546	210,450,904	138,467,797	51,255,054

TOTAL INCREASE	361,845,915	212,362,065	149,595,432	46,334,252

Net assets:

Beginning of period	893,147,103	680,785,038	702,874,270	656,540,018

End of period	$1,254,993,018	$893,147,103	$852,469,702	$ 702,874,270

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Income Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$ 4,093,586	$6,890,883

Net realized gain (loss)	376,666	(496,040)

Net change in unrealized gain	2,915,136	1,011,856

Net increase in net assets resulting from operations	7,385,388	7,406,699

Distributions to shareholders:

From distributable earnings:

Class A Shares	(33,730)	(79,603)

Class C Shares	(37,846)	(52,750)

Institutional Shares	(548,376)	(1,404,907)

Investor Shares	(400,876)	(628,892)

Class R6 Shares	(1,468)	(3,278)

Class P Shares	(2,200,781)	(4,513,163)

Return of capital:

Class A Shares	—	(428)

Class C Shares	—	(284)

Institutional Shares	—	(7,552)

Investor Shares	—	(3,381)

Class R6 Shares	—	(18)

Class P Shares	—	(24,261)

Total distributions to shareholders	(3,223,077)	(6,718,517)

From share transactions:

Proceeds from sales of shares	25,291,084	58,395,101

Reinvestment of distributions	3,222,857	6,718,466

Cost of shares redeemed	(21,760,016)	(24,606,261)

Net increase in net assets resulting from share transactions	6,753,925	40,507,306

TOTAL INCREASE	10,916,236	41,195,488

Net assets:

Beginning of period	138,321,310	97,125,822

End of period	$149,237,546	$138,321,310

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.86		$8.81	$8.93	$9.83	$10.54	$10.33

Net investment income(a)	0.18		0.37	0.33	0.26	0.15	0.22

Net realized and unrealized gain (loss)	0.15		0.06	(0.11)	(0.87)	(0.66)	0.48

Total from investment operations	0.33		0.43	0.22	(0.61)	(0.51)	0.70

Distributions to shareholders from net investment income	(0.18)		(0.38)	(0.34)	(0.21)	(0.11)	(0.30)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.08)	(0.09)	—

Total distributions	(0.18)		(0.38)	(0.34)	(0.29)	(0.20)	(0.49)

Net asset value, end of period	$9.01		$8.86	$8.81	$8.93	$9.83	$10.54

Total return(b)	3.61%		5.12%	2.44%	(6.08)%	(4.92)%	6.56%

Net assets, end of period (in 000s)	$40,433		$46,776	$47,886	$50,814	$58,088	$92,871

Ratio of net expenses to average net assets	0.80	%(c)	0.80%	0.80%	0.79%	0.78%	0.78%

Ratio of total expenses to average net assets	1.06	%(c)	1.04%	1.05%	1.02%	0.96%	0.93%

Ratio of net investment income to average net assets	3.96	%(c)	4.22%	3.75%	2.89%	1.41%	2.03%

Portfolio turnover rate(d)	557%		1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Class C Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.85		$8.80	$8.93	$9.82	$10.53	$10.32

Net investment income(a)	0.14		0.31	0.26	0.19	0.07	0.14

Net realized and unrealized gain (loss)	0.15		0.05	(0.12)	(0.86)	(0.66)	0.48

Total from investment operations	0.29		0.36	0.14	(0.67)	(0.59)	0.62

Distributions to shareholders from net investment income	(0.14)		(0.31)	(0.27)	(0.16)	(0.07)	(0.22)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.06)	(0.05)	—

Total distributions	(0.14)		(0.31)	(0.27)	(0.22)	(0.12)	(0.41)

Net asset value, end of period	$9.00		$8.85	$8.80	$8.93	$9.82	$10.53

Total return(b)	3.22%		4.34%	1.68%	(6.79)%	(5.55)%	5.67%

Net assets, end of period (in 000s)	$2,374		$2,411	$2,325	$3,649	$5,928	$11,437

Ratio of net expenses to average net assets	1.55	%(c)	1.55%	1.55%	1.54%	1.53%	1.53%

Ratio of total expenses to average net assets	1.81	%(c)	1.79%	1.80%	1.77%	1.70%	1.68%

Ratio of net investment income to average net assets	3.20	%(c)	3.47%	2.98%	2.09%	0.65%	1.29%

Portfolio turnover rate(d)	557%		1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.86		$8.81	$8.93	$9.83	$10.53	$10.33

Net investment income(a)	0.19		0.40	0.36	0.29	0.18	0.26

Net realized and unrealized gain (loss)	0.15		0.06	(0.11)	(0.87)	(0.64)	0.47

Total from investment operations	0.34		0.46	0.25	(0.58)	(0.46)	0.73

Distributions to shareholders from net investment income	(0.19)		(0.41)	(0.37)	(0.23)	(0.14)	(0.34)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.09)	(0.10)	—

Total distributions	(0.19)		(0.41)	(0.37)	(0.32)	(0.24)	(0.53)

Net asset value, end of period	$9.01		$8.86	$8.81	$8.93	$9.83	$10.53

Total return(b)	3.90%		5.35%	2.78%	(5.68)%	(4.61)%	6.82%

Net assets, end of period (in 000s)	$86,865		$85,702	$93,070	$106,676	$116,520	$158,080

Ratio of net expenses to average net assets	0.47	%(c)	0.47%	0.47%	0.46%	0.45%	0.45%

Ratio of total expenses to average net assets	0.73	%(c)	0.71%	0.72%	0.69%	0.63%	0.60%

Ratio of net investment income to average net assets	4.28	%(c)	4.55%	4.08%	3.23%	1.75%	2.36%

Portfolio turnover rate(d)	557%		1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Service Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.86		$8.81	$8.94	$9.83	$10.54	$10.33

Net investment income(a)	0.17		0.36	0.31	0.25	0.14	0.20

Net realized and unrealized gain (loss)	0.15		0.06	(0.11)	(0.87)	(0.66)	0.48

Total from investment operations	0.32		0.42	0.20	(0.62)	(0.52)	0.68

Distributions to shareholders from net investment income	(0.17)		(0.37)	(0.33)	(0.19)	(0.11)	(0.28)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.08)	(0.08)	—

Total distributions	(0.17)		(0.37)	(0.33)	(0.27)	(0.19)	(0.47)

Net asset value, end of period	$9.01		$8.86	$8.81	$8.94	$9.83	$10.54

Total return(b)	3.64%		4.82%	2.31%	(6.24)%	(5.08)%	6.39%

Net assets, end of period (in 000s)	$69		$145	$123	$130	$94	$84

Ratio of net expenses to average net assets	0.96	%(c)	0.97%	0.96%	0.95%	0.95%	0.95%

Ratio of total expenses to average net assets	1.22	%(c)	1.21%	1.22%	1.18%	1.13%	1.09%

Ratio of net investment income to average net assets	3.79	%(c)	4.04%	3.59%	2.77%	1.31%	1.83%

Portfolio turnover rate(d)	557%		1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.83		$8.78	$8.90	$9.79	$10.50	$10.30

Net investment income(a)	0.19		0.39	0.34	0.28	0.18	0.25

Net realized and unrealized gain (loss)	0.15		0.06	(0.10)	(0.86)	(0.66)	0.47

Total from investment operations	0.34		0.45	0.24	(0.58)	(0.48)	0.72

Distributions to shareholders from net investment income	(0.19)		(0.40)	(0.36)	(0.22)	(0.13)	(0.33)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.09)	(0.10)	—

Total distributions	(0.19)		(0.40)	(0.36)	(0.31)	(0.23)	(0.52)

Net asset value, end of period	$8.98		$8.83	$8.78	$8.90	$9.79	$10.50

Total return(b)	3.74%		5.38%	2.69%	(5.78)%	(4.71)%	6.84%

Net assets, end of period (in 000s)	$23,331		$23,734	$28,542	$46,802	$64,096	$68,314

Ratio of net expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.54%	0.53%	0.53%

Ratio of total expenses to average net assets	0.81	%(c)	0.78%	0.80%	0.77%	0.71%	0.68%

Ratio of net investment income to average net assets	4.20	%(c)	4.47%	3.96%	3.10%	1.70%	2.24%

Portfolio turnover rate(d)	557%		1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.85		$8.81	$8.93	$9.82	$10.53	$10.33

Net investment income(a)	0.19		0.40	0.36	0.29	0.19	0.26

Net realized and unrealized gain (loss)	0.16		0.05	(0.11)	(0.86)	(0.66)	0.47

Total from investment operations	0.35		0.45	0.25	(0.57)	(0.47)	0.73

Distributions to shareholders from net investment income	(0.19)		(0.41)	(0.37)	(0.23)	(0.14)	(0.34)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.09)	(0.10)	—

Total distributions	(0.19)		(0.41)	(0.37)	(0.32)	(0.24)	(0.53)

Net asset value, end of period	$9.01		$8.85	$8.81	$8.93	$9.82	$10.53

Total return(b)	3.79%		5.47%	2.79%	(5.77)%	(4.60)%	6.93%

Net assets, end of period (in 000s)	$74,417		$71,208	$67,704	$66,642	$71,588	$72,608

Ratio of net expenses to average net assets	0.46	%(c)	0.46%	0.46%	0.45%	0.44%	0.44%

Ratio of total expenses to average net assets	0.72	%(c)	0.70%	0.71%	0.68%	0.62%	0.59%

Ratio of net investment income to average net assets	4.29	%(c)	4.56%	4.09%	3.23%	1.80%	2.39%

Portfolio turnover rate(d)	557%		1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Class R Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.85		$8.80	$8.93	$9.82	$10.53	$10.32

Net investment income(a)	0.16		0.35	0.30	0.24	0.12	0.20

Net realized and unrealized gain (loss)	0.15		0.06	(0.11)	(0.86)	(0.65)	0.47

Total from investment operations	0.31		0.41	0.19	(0.62)	(0.53)	0.67

Distributions to shareholders from net investment income	(0.16)		(0.36)	(0.32)	(0.19)	(0.11)	(0.27)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.08)	(0.07)	—

Total distributions	(0.16)		(0.36)	(0.32)	(0.27)	(0.18)	(0.46)

Net asset value, end of period	$9.00		$8.85	$8.80	$8.93	$9.82	$10.53

Total return(b)	3.48%		4.86%	2.19%	(6.33)%	(5.16)%	6.30%

Net assets, end of period (in 000s)	$2,930		$2,756	$2,575	$2,537	$3,008	$5,030

Ratio of net expenses to average net assets	1.05	%(c)	1.05%	1.05%	1.04%	1.03%	1.03%

Ratio of total expenses to average net assets	1.31	%(c)	1.29%	1.30%	1.27%	1.21%	1.18%

Ratio of net investment income to average net assets	3.70	%(c)	3.97%	3.50%	2.65%	1.14%	1.79%

Portfolio turnover rate(d)	557%		1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.85		$8.81	$8.93	$9.82	$10.53	$10.33

Net investment income(a)	0.19		0.40	0.36	0.29	0.19	0.26

Net realized and unrealized gain (loss)	0.15		0.05	(0.11)	(0.86)	(0.66)	0.47

Total from investment operations	0.34		0.45	0.25	(0.57)	(0.47)	0.73

Distributions to shareholders from net investment income	(0.19)		(0.41)	(0.37)	(0.23)	(0.14)	(0.34)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.19)

Distributions to shareholders from return of capital	—		—	—	(0.09)	(0.10)	—

Total distributions	(0.19)		(0.41)	(0.37)	(0.32)	(0.24)	(0.53)

Net asset value, end of period	$9.00		$8.85	$8.81	$8.93	$9.82	$10.53

Total return(b)	3.79%		5.47%	2.79%	(5.77)%	(4.60)%	6.93%

Net assets, end of period (in 000s)	$133,590		$114,834	$96,055	$85,915	$87,773	$94,092

Ratio of net expenses to average net assets	0.46	%(c)	0.46%	0.46%	0.45%	0.44%	0.44%

Ratio of total expenses to average net assets	0.72	%(c)	0.70%	0.71%	0.68%	0.62%	0.59%

Ratio of net investment income to average net assets	4.29	%(c)	4.55%	4.09%	3.24%	1.79%	2.37%

Portfolio turnover rate(d)	557%		1,200%	1,287%	1,007%	627%	690%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.16		$9.10	$9.29	$10.11	$10.76	$10.79

Net investment income(a)	0.17		0.34	0.32	0.24	0.12	0.14

Net realized and unrealized gain (loss)	0.14		0.08	(0.18)	(0.80)	(0.60)	0.29

Total from investment operations	0.31		0.42	0.14	(0.56)	(0.48)	0.43

Distributions to shareholders from net investment income	(0.18)		(0.36)	(0.33)	(0.22)	(0.14)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—		—	— (b)	(0.04)	(0.03)	—

Total distributions	(0.18)		(0.36)	(0.33)	(0.26)	(0.17)	(0.46)

Net asset value, end of period	$9.29		$9.16	$9.10	$9.29	$10.11	$10.76

Total return(c)	3.27%		4.76%	1.61%	(5.49)%	(4.52)%	3.83%

Net assets, end of period (in 000s)	$132,466		$127,543	$119,292	$119,479	$150,857	$164,129

Ratio of net expenses to average net assets	0.71	%(d)	0.71%	0.71%	0.71%	0.71%	0.70%

Ratio of total expenses to average net assets	0.79	%(d)	0.79%	0.80%	0.81%	0.80%	0.81%

Ratio of net investment income to average net assets	3.73	%(d)	3.76%	3.51%	2.53%	1.13%	1.26%

Portfolio turnover rate(e)	432%		935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Class C Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.21		$9.15	$9.34	$10.16	$10.82	$10.84

Net investment income(a)	0.14		0.28	0.25	0.17	0.04	0.06

Net realized and unrealized gain (loss)	0.13		0.07	(0.17)	(0.80)	(0.61)	0.29

Total from investment operations	0.27		0.35	0.08	(0.63)	(0.57)	0.35

Distributions to shareholders from net investment income	(0.14)		(0.29)	(0.27)	(0.16)	(0.07)	(0.12)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—		—	— (b)	(0.03)	(0.02)	—

Total distributions	(0.14)		(0.29)	(0.27)	(0.19)	(0.09)	(0.37)

Net asset value, end of period	$9.34		$9.21	$9.15	$9.34	$10.16	$10.82

Total return(c)	2.88%		3.98%	0.86%	(6.15)%	(5.20)%	3.05%

Net assets, end of period (in 000s)	$7,728		$7,865	$8,037	$6,982	$9,529	$12,416

Ratio of net expenses to average net assets	1.46	%(d)	1.46%	1.46%	1.46%	1.46%	1.45%

Ratio of total expenses to average net assets	1.54	%(d)	1.54%	1.55%	1.56%	1.55%	1.56%

Ratio of net investment income to average net assets	2.98	%(d)	3.01%	2.76%	1.78%	0.37%	0.50%

Portfolio turnover rate(e)	432%		935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.20		$9.14	$9.33	$10.15	$10.81	$10.83

Net investment income(a)	0.19		0.37	0.35	0.27	0.16	0.17

Net realized and unrealized gain (loss)	0.12		0.08	(0.18)	(0.80)	(0.61)	0.30

Total from investment operations	0.31		0.45	0.17	(0.53)	(0.45)	0.47

Distributions to shareholders from net investment income	(0.19)		(0.39)	(0.36)	(0.24)	(0.17)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—		—	— (b)	(0.05)	(0.04)	—

Total distributions	(0.19)		(0.39)	(0.36)	(0.29)	(0.21)	(0.49)

Net asset value, end of period	$9.32		$9.20	$9.14	$9.33	$10.15	$10.81

Total return(c)	3.33%		5.11%	1.95%	(5.14)%	(4.18)%	4.17%

Net assets, end of period (in 000s)	$554,750		$580,120	$539,220	$401,838	$410,606	$645,062

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.38%	0.38%	0.38%	0.37%

Ratio of total expenses to average net assets	0.46	%(d)	0.46%	0.47%	0.48%	0.47%	0.47%

Ratio of net investment income to average net assets	4.06	%(d)	4.09%	3.85%	2.89%	1.45%	1.55%

Portfolio turnover rate(e)	432%		935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Service Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.21		$9.14	$9.33	$10.15	$10.81	$10.83

Net investment income(a)	0.16		0.33	0.30	0.22	0.10	0.13

Net realized and unrealized gain (loss)	0.13		0.08	(0.17)	(0.79)	(0.60)	0.29

Total from investment operations	0.29		0.41	0.13	(0.57)	(0.50)	0.42

Distributions to shareholders from net investment income	(0.17)		(0.34)	(0.32)	(0.21)	(0.13)	(0.19)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—		—	— (b)	(0.04)	(0.03)	—

Total distributions	(0.17)		(0.34)	(0.32)	(0.25)	(0.16)	(0.44)

Net asset value, end of period	$9.33		$9.21	$9.14	$9.33	$10.15	$10.81

Total return(c)	3.18%		4.58%	1.44%	(5.61)%	(4.74)%	3.65%

Net assets, end of period (in 000s)	$796		$882	$845	$955	$1,115	$1,070

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.88%	0.88%	0.88%	0.87%

Ratio of total expenses to average net assets	0.96	%(d)	0.96%	0.97%	0.98%	0.97%	0.98%

Ratio of net investment income to average net assets	3.56	%(d)	3.59%	3.33%	2.38%	0.97%	1.11%

Portfolio turnover rate(e)	432%		935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.17		$9.11	$9.30	$10.11	$10.77	$10.80

Net investment income(a)	0.18		0.37	0.34	0.26	0.15	0.16

Net realized and unrealized gain (loss)	0.13		0.07	(0.18)	(0.78)	(0.61)	0.30

Total from investment operations	0.31		0.44	0.16	(0.52)	(0.46)	0.46

Distributions to shareholders from net investment income	(0.19)		(0.38)	(0.35)	(0.24)	(0.17)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—		—	— (b)	(0.05)	(0.03)	—

Total distributions	(0.19)		(0.38)	(0.35)	(0.29)	(0.20)	(0.49)

Net asset value, end of period	$9.29		$9.17	$9.11	$9.30	$10.11	$10.77

Total return(c)	3.29%		5.02%	1.86%	(5.15)%	(4.37)%	4.09%

Net assets, end of period (in 000s)	$314,725		$411,014	$396,138	$195,489	$269,988	$426,467

Ratio of net expenses to average net assets	0.46	%(d)	0.46%	0.46%	0.46%	0.46%	0.45%

Ratio of total expenses to average net assets	0.54	%(d)	0.54%	0.55%	0.56%	0.55%	0.56%

Ratio of net investment income to average net assets	3.98	%(d)	4.01%	3.78%	2.76%	1.37%	1.46%

Portfolio turnover rate(e)	432%		935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.21		$9.15	$9.34	$10.16	$10.82	$10.84

Net investment income(a)	0.19		0.38	0.35	0.28	0.17	0.19

Net realized and unrealized gain (loss)	0.13		0.07	(0.18)	(0.81)	(0.62)	0.29

Total from investment operations	0.32		0.45	0.17	(0.53)	(0.45)	0.48

Distributions to shareholders from net investment income	(0.19)		(0.39)	(0.36)	(0.24)	(0.17)	(0.25)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—		—	— (b)	(0.05)	(0.04)	—

Total distributions	(0.19)		(0.39)	(0.36)	(0.29)	(0.21)	(0.50)

Net asset value, end of period	$9.34		$9.21	$9.15	$9.34	$10.16	$10.82

Total return(c)	3.44%		5.12%	1.96%	(5.12)%	(4.16)%	4.18%

Net assets, end of period (in 000s)	$272,429		$202,252	$164,210	$276,178	$187,649	$39,378

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.37%	0.37%	0.37%	0.36%

Ratio of total expenses to average net assets	0.45	%(d)	0.45%	0.46%	0.47%	0.46%	0.47%

Ratio of net investment income to average net assets	4.06	%(d)	4.10%	3.82%	2.97%	1.56%	1.71%

Portfolio turnover rate(e)	432%		935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Class R Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.17		$9.11	$9.29	$10.11	$10.77	$10.79

Net investment income(a)	0.16		0.32	0.29	0.22	0.09	0.12

Net realized and unrealized gain (loss)	0.13		0.07	(0.16)	(0.80)	(0.60)	0.29

Total from investment operations	0.29		0.39	0.13	(0.58)	(0.51)	0.41

Distributions to shareholders from net investment income	(0.17)		(0.33)	(0.31)	(0.20)	(0.13)	(0.18)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—		—	— (b)	(0.04)	(0.02)	—

Total distributions	(0.17)		(0.33)	(0.31)	(0.24)	(0.15)	(0.43)

Net asset value, end of period	$9.29		$9.17	$9.11	$9.29	$10.11	$10.77

Total return(c)	3.03%		4.50%	1.36%	(5.62)%	(4.75)%	3.57%

Net assets, end of period (in 000s)	$3,144		$3,197	$3,762	$3,782	$4,181	$4,864

Ratio of net expenses to average net assets	0.96	%(d)	0.96%	0.96%	0.96%	0.96%	0.95%

Ratio of total expenses to average net assets	1.04	%(d)	1.04%	1.05%	1.06%	1.05%	1.06%

Ratio of net investment income to average net assets	3.48	%(d)	3.52%	3.26%	2.31%	0.88%	1.02%

Portfolio turnover rate(e)	432%		935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.22		$9.15	$9.34	$10.16	$10.82	$10.85

Net investment income(a)	0.19		0.38	0.35	0.27	0.16	0.18

Net realized and unrealized gain (loss)	0.12		0.08	(0.18)	(0.80)	(0.61)	0.29

Total from investment operations	0.31		0.46	0.17	(0.53)	(0.45)	0.47

Distributions to shareholders from net investment income	(0.19)		(0.39)	(0.36)	(0.24)	(0.17)	(0.25)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.25)

Distributions to shareholders from return of capital	—		—	— (b)	(0.05)	(0.04)	—

Total distributions	(0.19)		(0.39)	(0.36)	(0.29)	(0.21)	(0.50)

Net asset value, end of period	$9.34		$9.22	$9.15	$9.34	$10.16	$10.82

Total return(c)	3.44%		5.11%	1.96%	(5.12)%	(4.25)%	4.18%

Net assets, end of period (in 000s)	$1,099,066		$1,015,972	$788,276	$648,289	$690,242	$809,047

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.37%	0.37%	0.37%	0.36%

Ratio of total expenses to average net assets	0.45	%(d)	0.45%	0.46%	0.47%	0.46%	0.46%

Ratio of net investment income to average net assets	4.07	%(d)	4.10%	3.85%	2.90%	1.47%	1.60%

Portfolio turnover rate(e)	432%		935%	1,127%	884%	489%	575%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.39		$9.36	$9.00	$9.14	$9.41	$8.48

Net investment income(a)	0.20		0.47	0.36	0.24	0.09	0.31

Net realized and unrealized gain (loss)	0.22		0.15	0.36	(0.09)	(0.20)	0.99

Total from investment operations	0.42		0.62	0.72	0.15	(0.11)	1.30

Distributions to shareholders from net investment income	(0.27)		(0.59)	(0.36)	—	—	(0.35)

Distributions to shareholders from return of capital	—		—	—	(0.29)	(0.16)	(0.02)

Total distributions	(0.27)		(0.59)	(0.36)	(0.29)	(0.16)	(0.37)

Net asset value, end of period	$9.54		$9.39	$9.36	$9.00	$9.14	$9.41

Total return(b)	4.47%		6.97%	8.30%	1.64%	(1.12)%	15.12%

Net assets, end of period (in 000s)	$98,078		$94,366	$103,331	$121,804	$127,793	$126,488

Ratio of net expenses to average net assets	1.02	%(c)	1.06%	1.04%	1.03%	1.01%	1.02%

Ratio of total expenses to average net assets	1.12	%(c)	1.14%	1.15%	1.12%	1.07%	1.05%

Ratio of net investment income to average net assets	4.31	%(c)	5.04%	3.94%	2.75%	0.94%	3.27%

Portfolio turnover rate(d)	1,078%		2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Class C Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.36		$9.34	$8.98	$9.11	$9.39	$8.46

Net investment income(a)	0.17		0.40	0.29	0.15	0.02	0.24

Net realized and unrealized gain (loss)	0.22		0.15	0.36	(0.06)	(0.21)	0.98

Total from investment operations	0.39		0.55	0.65	0.09	(0.19)	1.22

Distributions to shareholders from net investment income	(0.24)		(0.53)	(0.29)	—	—	(0.27)

Distributions to shareholders from return of capital	—		—	—	(0.22)	(0.09)	(0.02)

Total distributions	(0.24)		(0.53)	(0.29)	(0.22)	(0.09)	(0.29)

Net asset value, end of period	$9.51		$9.36	$9.34	$8.98	$9.11	$9.39

Total return(b)	4.09%		6.11%	7.50%	0.81%	(1.82)%	14.24%

Net assets, end of period (in 000s)	$12,295		$9,393	$5,855	$7,470	$22,237	$55,099

Ratio of net expenses to average net assets	1.77	%(c)	1.81%	1.79%	1.78%	1.76%	1.77%

Ratio of total expenses to average net assets	1.87	%(c)	1.89%	1.90%	1.87%	1.81%	1.80%

Ratio of net investment income to average net assets	3.55	%(c)	4.26%	3.20%	1.68%	0.18%	2.54%

Portfolio turnover rate(d)	1,078%		2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.40		$9.37	$9.01	$9.15	$9.42	$8.49

Net investment income(a)	0.22		0.50	0.39	0.27	0.12	0.34

Net realized and unrealized gain (loss)	0.22		0.15	0.36	(0.09)	(0.20)	0.99

Total from investment operations	0.44		0.65	0.75	0.18	(0.08)	1.33

Distributions to shareholders from net investment income	(0.29)		(0.62)	(0.39)	—	—	(0.38)

Distributions to shareholders from return of capital	—		—	—	(0.32)	(0.19)	(0.02)

Total distributions	(0.29)		(0.62)	(0.39)	(0.32)	(0.19)	(0.40)

Net asset value, end of period	$9.55		$9.40	$9.37	$9.01	$9.15	$9.42

Total return(b)	4.64%		7.31%	8.65%	1.97%	(0.83)%	15.62%

Net assets, end of period (in 000s)	$723,495		$490,690	$343,876	$310,847	$376,645	$437,445

Ratio of net expenses to average net assets	0.69	%(c)	0.73%	0.71%	0.70%	0.68%	0.69%

Ratio of total expenses to average net assets	0.79	%(c)	0.81%	0.82%	0.79%	0.74%	0.71%

Ratio of net investment income to average net assets	4.62	%(c)	5.35%	4.29%	3.04%	1.28%	3.61%

Portfolio turnover rate(d)	1,078%		2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.40		$9.37	$9.01	$9.14	$9.42	$8.48

Net investment income(a)	0.21		0.49	0.39	0.26	0.11	0.33

Net realized and unrealized gain (loss)	0.22		0.16	0.36	(0.08)	(0.21)	1.00

Total from investment operations	0.43		0.65	0.75	0.18	(0.10)	1.33

Distributions to shareholders from net investment income	(0.28)		(0.62)	(0.39)	—	—	(0.37)

Distributions to shareholders from return of capital	—		—	—	(0.31)	(0.18)	(0.02)

Total distributions	(0.28)		(0.62)	(0.39)	(0.31)	(0.18)	(0.39)

Net asset value, end of period	$9.55		$9.40	$9.37	$9.01	$9.14	$9.42

Total return(b)	4.71%		7.12%	8.68%	1.78%	(0.90)%	15.52%

Net assets, end of period (in 000s)	$202,175		$92,431	$23,492	$17,221	$18,592	$22,711

Ratio of net expenses to average net assets	0.77	%(c)	0.81%	0.79%	0.78%	0.76%	0.77%

Ratio of total expenses to average net assets	0.87	%(c)	0.90%	0.90%	0.87%	0.82%	0.80%

Ratio of net investment income to average net assets	4.51	%(c)	5.23%	4.25%	2.95%	1.19%	3.53%

Portfolio turnover rate(d)	1,078%		2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.40		$9.37	$9.00	$9.14	$9.41	$8.48

Net investment income(a)	0.22		0.51	0.39	0.27	0.14	0.34

Net realized and unrealized gain (loss)	0.22		0.14	0.37	(0.09)	(0.22)	0.99

Total from investment operations	0.44		0.65	0.76	0.18	(0.08)	1.33

Distributions to shareholders from net investment income	(0.29)		(0.62)	(0.39)	—	—	(0.38)

Distributions to shareholders from return of capital	—		—	—	(0.32)	(0.19)	(0.02)

Total distributions	(0.29)		(0.62)	(0.39)	(0.32)	(0.19)	(0.40)

Net asset value, end of period	$9.55		$9.40	$9.37	$9.00	$9.14	$9.41

Total return(b)	4.65%		7.33%	8.67%	1.87%	(0.71)%	15.51%

Net assets, end of period (in 000s)	$58,508		$51,010	$50,711	$17,985	$19,883	$4,023

Ratio of net expenses to average net assets	0.68	%(c)	0.72%	0.70%	0.69%	0.67%	0.68%

Ratio of total expenses to average net assets	0.78	%(c)	0.80%	0.81%	0.78%	0.73%	0.70%

Ratio of net investment income to average net assets	4.64	%(c)	5.38%	4.30%	3.06%	1.47%	3.63%

Portfolio turnover rate(d)	1,078%		2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Class R Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.37		$9.34	$8.98	$9.12	$9.40	$8.47

Net investment income(a)	0.19		0.45	0.34	0.22	0.07	0.29

Net realized and unrealized gain (loss)	0.22		0.15	0.36	(0.09)	(0.21)	0.98

Total from investment operations	0.41		0.60	0.70	0.13	(0.14)	1.27

Distributions to shareholders from net investment income	(0.26)		(0.57)	(0.34)	—	—	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.27)	(0.14)	(0.02)

Total distributions	(0.26)		(0.57)	(0.34)	(0.27)	(0.14)	(0.34)

Net asset value, end of period	$9.52		$9.37	$9.34	$8.98	$9.12	$9.40

Total return(b)	4.46%		6.61%	8.05%	1.28%	(1.35)%	14.98%

Net assets, end of period (in 000s)	$3,248		$2,935	$3,044	$2,886	$2,520	$2,539

Ratio of net expenses to average net assets	1.27	%(c)	1.31%	1.29%	1.28%	1.26%	1.27%

Ratio of total expenses to average net assets	1.37	%(c)	1.39%	1.40%	1.37%	1.32%	1.30%

Ratio of net investment income to average net assets	4.06	%(c)	4.79%	3.70%	2.51%	0.70%	3.04%

Portfolio turnover rate(d)	1,078%		2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.38		$9.35	$8.99	$9.13	$9.40	$8.47

Net investment income(a)	0.22		0.50	0.39	0.27	0.12	0.34

Net realized and unrealized gain (loss)	0.22		0.15	0.36	(0.09)	(0.20)	0.99

Total from investment operations	0.44		0.65	0.75	0.18	(0.08)	1.33

Distributions to shareholders from net investment income	(0.29)		(0.62)	(0.39)	—	—	(0.38)

Distributions to shareholders from return of capital	—		—	—	(0.32)	(0.19)	(0.02)

Total distributions	(0.29)		(0.62)	(0.39)	(0.32)	(0.19)	(0.40)

Net asset value, end of period	$9.53		$9.38	$9.35	$8.99	$9.13	$9.40

Total return(b)	4.65%		7.34%	8.68%	1.87%	(0.71)%	15.53%

Net assets, end of period (in 000s)	$157,194		$152,323	$150,478	$158,372	$221,056	$268,868

Ratio of net expenses to average net assets	0.68	%(c)	0.72%	0.70%	0.69%	0.67%	0.68%

Ratio of total expenses to average net assets	0.78	%(c)	0.80%	0.81%	0.78%	0.73%	0.70%

Ratio of net investment income to average net assets	4.65	%(c)	5.38%	4.29%	2.99%	1.27%	3.62%

Portfolio turnover rate(d)	1,078%		2,379%	2,353%	1,026%	416%	722%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.30		$11.38	$11.20	$12.00	$12.73	$12.72

Net investment income(a)	0.16		0.35	0.27	0.18	0.07	0.14

Net realized and unrealized gain (loss)	0.17		0.12	0.19	(0.75)	(0.65)	0.54

Total from investment operations	0.33		0.47	0.46	(0.57)	(0.58)	0.68

Distributions to shareholders from net investment income	(0.17)		(0.55)	(0.28)	(0.23)	(0.11)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)	(0.35)

Total distributions	(0.17)		(0.55)	(0.28)	(0.23)	(0.15)	(0.67)

Net asset value, end of period	$11.46		$11.30	$11.38	$11.20	$12.00	$12.73

Total return(b)	2.77%		4.37%	4.15%	(4.72)%	(4.53)%	5.15%

Net assets, end of period (in 000s)	$22,580		$25,402	$28,643	$36,563	$45,557	$52,270

Ratio of net expenses to average net assets	0.89	%(c)	0.91%	0.92%	0.91%	0.94%	1.00%

Ratio of total expenses to average net assets	1.12	%(c)	1.12%	1.12%	1.19%	1.16%	1.17%

Ratio of net investment income to average net assets	2.90	%(c)	3.07%	2.43%	1.56%	0.56%	1.07%

Portfolio turnover rate(d)	255%		540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Class C Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.19		$11.27	$11.09	$11.88	$12.62	$12.61

Net investment income (loss)(a)	0.12		0.26	0.18	0.09	(0.03)	0.04

Net realized and unrealized gain (loss)	0.16		0.12	0.19	(0.74)	(0.64)	0.54

Total from investment operations	0.28		0.38	0.37	(0.65)	(0.67)	0.58

Distributions to shareholders from net investment income	(0.13)		(0.46)	(0.19)	(0.14)	(0.03)	(0.22)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)	(0.35)

Total distributions	(0.13)		(0.46)	(0.19)	(0.14)	(0.07)	(0.57)

Net asset value, end of period	$11.34		$11.19	$11.27	$11.09	$11.88	$12.62

Total return(b)	2.31%		3.60%	3.30%	(5.33)%	(5.28)%	4.40%

Net assets, end of period (in 000s)	$537		$590	$1,027	$1,728	$2,938	$4,799

Ratio of net expenses to average net assets	1.64	%(c)	1.66%	1.67%	1.66%	1.70%	1.75%

Ratio of total expenses to average net assets	1.87	%(c)	1.87%	1.87%	1.94%	1.91%	1.91%

Ratio of net investment income (loss) to average net assets	2.15	%(c)	2.32%	1.67%	0.78%	(0.22)%	0.33%

Portfolio turnover rate(d)	255%		540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.28		$11.36	$11.18	$11.97	$12.70	$12.70

Net investment income(a)	0.18		0.39	0.31	0.21	0.11	0.18

Net realized and unrealized gain (loss)	0.17		0.11	0.18	(0.74)	(0.65)	0.53

Total from investment operations	0.35		0.50	0.49	(0.53)	(0.54)	0.71

Distributions to shareholders from net investment income	(0.19)		(0.58)	(0.31)	(0.26)	(0.15)	(0.36)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)	(0.35)

Total distributions	(0.19)		(0.58)	(0.31)	(0.26)	(0.19)	(0.71)

Net asset value, end of period	$11.44		$11.28	$11.36	$11.18	$11.97	$12.70

Total return(b)	2.94%		4.71%	4.48%	(4.43)%	(4.24)%	5.48%

Net assets, end of period (in 000s)	$234,829		$238,055	$218,637	$206,613	$251,099	$282,633

Ratio of net expenses to average net assets	0.56	%(c)	0.58%	0.61%	0.60%	0.63%	0.69%

Ratio of total expenses to average net assets	0.79	%(c)	0.79%	0.79%	0.86%	0.83%	0.83%

Ratio of net investment income to average net assets	3.22	%(c)	3.40%	2.76%	1.87%	0.87%	1.38%

Portfolio turnover rate(d)	255%		540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Service Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.22		$11.30	$11.12	$11.91	$12.63	$12.62

Net investment income(a)	0.16		0.33	0.25	0.15	0.05	0.11

Net realized and unrealized gain (loss)	0.15		0.12	0.18	(0.73)	(0.65)	0.55

Total from investment operations	0.31		0.45	0.43	(0.58)	(0.60)	0.66

Distributions to shareholders from net investment income	(0.16)		(0.53)	(0.25)	(0.21)	(0.08)	(0.30)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)	(0.35)

Total distributions	(0.16)		(0.53)	(0.25)	(0.21)	(0.12)	(0.65)

Net asset value, end of period	$11.37		$11.22	$11.30	$11.12	$11.91	$12.63

Total return(b)	2.70%		4.20%	3.88%	(4.87)%	(4.74)%	4.98%

Net assets, end of period (in 000s)	$14		$36	$427	$491	$567	$653

Ratio of net expenses to average net assets	1.05	%(c)	1.08%	1.11%	1.10%	1.13%	1.18%

Ratio of total expenses to average net assets	1.28	%(c)	1.29%	1.29%	1.36%	1.33%	1.34%

Ratio of net investment income to average net assets	2.78	%(c)	2.89%	2.24%	1.38%	0.37%	0.85%

Portfolio turnover rate(d)	255%		540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.26		$11.34	$11.16	$11.95	$12.68	$12.67

Net investment income(a)	0.18		0.38	0.30	0.20	0.10	0.17

Net realized and unrealized gain (loss)	0.15		0.12	0.18	(0.73)	(0.65)	0.54

Total from investment operations	0.33		0.50	0.48	(0.53)	(0.55)	0.71

Distributions to shareholders from net investment income	(0.18)		(0.58)	(0.30)	(0.26)	(0.14)	(0.35)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)	(0.35)

Total distributions	(0.18)		(0.58)	(0.30)	(0.26)	(0.18)	(0.70)

Net asset value, end of period	$11.41		$11.26	$11.34	$11.16	$11.95	$12.68

Total return(b)	2.81%		4.63%	4.42%	(4.42)%	(4.31)%	5.43%

Net assets, end of period (in 000s)	$40,750		$37,730	$35,349	$49,849	$60,048	$73,477

Ratio of net expenses to average net assets	0.64	%(c)	0.66%	0.67%	0.66%	0.69%	0.75%

Ratio of total expenses to average net assets	0.87	%(c)	0.87%	0.87%	0.94%	0.91%	0.92%

Ratio of net investment income to average net assets	3.14	%(c)	3.32%	2.68%	1.80%	0.82%	1.31%

Portfolio turnover rate(d)	255%		540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.30		$11.37	$11.18	$11.98	$12.71	$12.70

Net investment income(a)	0.18		0.39	0.31	0.21	0.11	0.19

Net realized and unrealized gain (loss)	0.15		0.13	0.19	(0.74)	(0.65)	0.53

Total from investment operations	0.33		0.52	0.50	(0.53)	(0.54)	0.72

Distributions to shareholders from net investment income	(0.19)		(0.59)	(0.31)	(0.27)	(0.15)	(0.36)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)	(0.35)

Total distributions	(0.19)		(0.59)	(0.31)	(0.27)	(0.19)	(0.71)

Net asset value, end of period	$11.44		$11.30	$11.37	$11.18	$11.98	$12.71

Total return(b)	2.94%		4.72%	4.39%	(4.34)%	(4.23)%	5.49%

Net assets, end of period (in 000s)	$543,202		$390,767	$363,947	$294,104	$272,464	$264,049

Ratio of net expenses to average net assets	0.55	%(c)	0.57%	0.60%	0.59%	0.62%	0.68%

Ratio of total expenses to average net assets	0.78	%(c)	0.77%	0.78%	0.85%	0.82%	0.82%

Ratio of net investment income to average net assets	3.23	%(c)	3.41%	2.78%	1.91%	0.89%	1.40%

Portfolio turnover rate(d)	255%		540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.30		$11.38	$11.19	$11.99	$12.72	$12.71

Net investment income(a)	0.18		0.39	0.31	0.21	0.11	0.19

Net realized and unrealized gain (loss)	0.17		0.12	0.19	(0.74)	(0.65)	0.53

Total from investment operations	0.35		0.51	0.50	(0.53)	(0.54)	0.72

Distributions to shareholders from net investment income	(0.19)		(0.59)	(0.31)	(0.27)	(0.15)	(0.36)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)	(0.35)

Total distributions	(0.19)		(0.59)	(0.31)	(0.27)	(0.19)	(0.71)

Net asset value, end of period	$11.46		$11.30	$11.38	$11.19	$11.99	$12.72

Total return(b)	2.94%		4.72%	4.48%	(4.33)%	(4.23)%	5.49%

Net assets, end of period (in 000s)	$10,558		$10,293	$8,510	$7,323	$8,160	$8,889

Ratio of net expenses to average net assets	0.55	%(c)	0.57%	0.60%	0.59%	0.62%	0.68%

Ratio of total expenses to average net assets	0.78	%(c)	0.77%	0.78%	0.85%	0.82%	0.82%

Ratio of net investment income to average net assets	3.23	%(c)	3.41%	2.78%	1.89%	0.88%	1.40%

Portfolio turnover rate(d)	255%		540%	566%	689%	461%	522%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.96		$8.90	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.25		0.49	0.48	0.42	0.32	0.33

Net realized and unrealized gain (loss)	0.21		0.05	0.37	(0.80)	(0.59)	1.43

Total from investment operations	0.46		0.54	0.85	(0.38)	(0.27)	1.76

Distributions to shareholders from net investment income	(0.19)		(0.48)	(0.44)	(0.62)	(0.34)	(0.35)

Distributions to shareholders from net realized gains	—		—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	—		— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.19)		(0.48)	(0.49)	(0.63)	(0.43)	(0.39)

Net asset value, end of period	$9.23		$8.96	$8.90	$8.54	$9.55	$10.25

Total return(c)	5.23%		6.16%	10.29%	(3.85)%	(2.86)%	19.94%

Net assets, end of period (in 000s)	$1,886		$1,508	$1,305	$598	$501	$501

Ratio of net expenses to average net assets	0.88	%(d)	0.95%	0.98%	0.97%	0.97%	0.97%

Ratio of total expenses to average net assets	1.28	%(d)	1.33%	1.46%	1.42%	1.30%	1.71%

Ratio of net investment income to average net assets	5.50	%(d)	5.43%	5.60%	4.76%	3.12%	3.19%

Portfolio turnover rate(e)	278%		761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Class C Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.95		$8.89	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.22		0.42	0.41	0.36	0.25	0.26

Net realized and unrealized gain (loss)	0.22		0.05	0.37	(0.81)	(0.60)	1.42

Total from investment operations	0.44		0.47	0.78	(0.45)	(0.35)	1.68

Distributions to shareholders from net investment income	(0.16)		(0.41)	(0.38)	(0.55)	(0.26)	(0.27)

Distributions to shareholders from net realized gains	—		—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	—		— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.16)		(0.41)	(0.43)	(0.56)	(0.35)	(0.31)

Net asset value, end of period	$9.23		$8.95	$8.89	$8.54	$9.55	$10.25

Total return(c)	4.96%		5.38%	9.35%	(4.57)%	(3.59)%	19.06%

Net assets, end of period (in 000s)	$2,374		$1,943	$597	$328	$197	$77

Ratio of net expenses to average net assets	1.63	%(d)	1.70%	1.73%	1.72%	1.72%	1.72%

Ratio of total expenses to average net assets	2.03	%(d)	2.10%	2.23%	2.18%	2.07%	2.71%

Ratio of net investment income to average net assets	4.75	%(d)	4.65%	4.79%	4.09%	2.52%	2.52%

Portfolio turnover rate(e)	278%		761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.95		$8.89	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.27		0.51	0.51	0.43	0.36	0.37

Net realized and unrealized gain (loss)	0.22		0.06	0.36	(0.78)	(0.60)	1.42

Total from investment operations	0.49		0.57	0.87	(0.35)	(0.24)	1.79

Distributions to shareholders from net investment income	(0.21)		(0.51)	(0.47)	(0.65)	(0.37)	(0.38)

Distributions to shareholders from net realized gains	—		—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	—		— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.21)		(0.51)	(0.52)	(0.66)	(0.46)	(0.42)

Net asset value, end of period	$9.23		$8.95	$8.89	$8.54	$9.55	$10.25

Total return(c)	5.52%		6.52%	10.53%	(3.53)%	(2.54)%	20.34%

Net assets, end of period (in 000s)	$23,497		$26,116	$14,364	$13,094	$25,483	$25,710

Ratio of net expenses to average net assets	0.55	%(d)	0.62%	0.65%	0.64%	0.64%	0.64%

Ratio of total expenses to average net assets	0.95	%(d)	1.00%	1.15%	1.06%	0.98%	1.75%

Ratio of net investment income to average net assets	5.84	%(d)	5.73%	5.89%	4.96%	3.47%	3.63%

Portfolio turnover rate(e)	278%		761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.97		$8.90	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.26		0.51	0.51	0.44	0.35	0.36

Net realized and unrealized gain (loss)	0.22		0.06	0.36	(0.80)	(0.60)	1.43

Total from investment operations	0.48		0.57	0.87	(0.36)	(0.25)	1.79

Distributions to shareholders from net investment income	(0.21)		(0.50)	(0.46)	(0.64)	(0.36)	(0.38)

Distributions to shareholders from net realized gains	—		—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	—		— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.21)		(0.50)	(0.51)	(0.65)	(0.45)	(0.42)

Net asset value, end of period	$9.24		$8.97	$8.90	$8.54	$9.55	$10.25

Total return(c)	5.35%		6.55%	10.56%	(3.61)%	(2.62)%	20.24%

Net assets, end of period (in 000s)	$19,144		$15,161	$7,253	$268	$118	$54

Ratio of net expenses to average net assets	0.63	%(d)	0.70%	0.74%	0.72%	0.72%	0.72%

Ratio of total expenses to average net assets	1.03	%(d)	1.09%	1.20%	1.18%	1.05%	1.81%

Ratio of net investment income to average net assets	5.75	%(d)	5.66%	5.86%	5.12%	3.46%	3.54%

Portfolio turnover rate(e)	278%		761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.96		$8.89	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.27		0.52	0.51	0.44	0.36	0.37

Net realized and unrealized gain (loss)	0.21		0.06	0.36	(0.79)	(0.60)	1.43

Total from investment operations	0.48		0.58	0.87	(0.35)	(0.24)	1.80

Distributions to shareholders from net investment income	(0.21)		(0.51)	(0.47)	(0.65)	(0.37)	(0.39)

Distributions to shareholders from net realized gains	—		—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	—		— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.21)		(0.51)	(0.52)	(0.66)	(0.46)	(0.43)

Net asset value, end of period	$9.23		$8.96	$8.89	$8.54	$9.55	$10.25

Total return(c)	5.41%		6.64%	10.54%	(3.52)%	(2.53)%	20.35%

Net assets, end of period (in 000s)	$73		$60	$56	$51	$53	$54

Ratio of net expenses to average net assets	0.54	%(d)	0.61%	0.64%	0.63%	0.63%	0.63%

Ratio of total expenses to average net assets	0.94	%(d)	0.99%	1.13%	1.07%	0.97%	1.72%

Ratio of net investment income to average net assets	5.84	%(d)	5.78%	5.90%	5.07%	3.48%	3.64%

Portfolio turnover rate(e)	278%		761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.96		$8.89	$8.54	$9.55	$10.25	$8.88

Net investment income(a)	0.27		0.52	0.51	0.44	0.36	0.36

Net realized and unrealized gain (loss)	0.21		0.06	0.36	(0.79)	(0.60)	1.44

Total from investment operations	0.48		0.58	0.87	(0.35)	(0.24)	1.80

Distributions to shareholders from net investment income	(0.21)		(0.51)	(0.47)	(0.65)	(0.37)	(0.39)

Distributions to shareholders from net realized gains	—		—	—	—	(0.09)	(0.04)

Distributions to shareholders from return of capital	—		— (b)	(0.05)	(0.01)	—	—

Total distributions	(0.21)		(0.51)	(0.52)	(0.66)	(0.46)	(0.43)

Net asset value, end of period	$9.23		$8.96	$8.89	$8.54	$9.55	$10.25

Total return(c)	5.41%		6.65%	10.54%	(3.52)%	(2.53)%	20.35%

Net assets, end of period (in 000s)	$102,262		$93,534	$73,551	$50,736	$73,188	$89,424

Ratio of net expenses to average net assets	0.54	%(d)	0.61%	0.64%	0.63%	0.63%	0.63%

Ratio of total expenses to average net assets	0.94	%(d)	0.99%	1.11%	1.06%	0.97%	1.10%

Ratio of net investment income to average net assets	5.85	%(d)	5.78%	5.95%	5.02%	3.48%	3.46%

Portfolio turnover rate(e)	278%		761%	641%	469%	139%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements September 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Bond Fund and Goldman Sachs Core Fixed Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Dynamic Bond Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Global Core Fixed Income Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Income Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Bond, Core Fixed Income, Dynamic Bond and Income Funds pursuant to management agreements with the Trust. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM and Goldman Sachs, serves as investment adviser to the Global Core Fixed Income Fund pursuant to a management agreement with the Trust (the management agreements with GSAM and GSAMI are collectively referred to herein as the “Agreements”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

165

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions ____________________	Capital Gains Distributions _________________________
Fund	Declared/Paid	Declared/Paid

Bond Fund	Daily/Monthly	Annually

Core Fixed Income Fund	Daily/Monthly	Annually

Dynamic Bond Fund	Monthly/Monthly	Annually

Global Core Fixed Income Fund	Daily/Monthly	Annually

Income Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

166

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM and GSAMI as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM and GSAMI have day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issue challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Dynamic Bond and Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2025:

BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$205,187,364	$—

Corporate Obligations	—	106,142,291	—

U.S. Treasury Obligations	59,474,697	—	—

Asset-Backed Securities	—	49,232,502	—

Municipal Debt Obligations	—	3,507,994	—

Bank Loans	—	2,870,130	—

Sovereign Debt Obligations	—	2,547,872	—

Investment Company	878,926	—	—

Short-term Investments	—	1,732,768	—

Total	$60,353,623	$371,220,921	$—

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND FUND (continued)

Investment Type	Level 1	Level 2	Level 3

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(39,118,902)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$2,066,591	$—

Futures Contracts(a)	837,864	—	—

Interest Rate Swap Contracts(a)	—	2,031,970	—

Credit Default Swap Contracts(a)	—	132,358	—

Purchased Option Contracts	—	993,210	—

Total	$837,864	$5,224,129	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,053,722)	$—

Futures Contracts(a)	(537,861)	—	—

Interest Rate Swap Contracts(a)	—	(1,054,138)	—

Written Option Contracts	—	(1,297,450)	—

Total	$(537,861)	$(4,405,310)	$—

CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$1,064,257,003	$—

U.S. Treasury Obligations	708,707,382	—	—

Corporate Obligations	—	508,754,467	—

Asset-Backed Securities	—	260,516,230	—

Agency Debentures	—	23,542,283	—

Sovereign Debt Obligations	—	17,598,255	—

Municipal Debt Obligations	—	11,457,461	—

Investment Company	72,432,007	—	—

Short-term Investments	—	43,811,375	—

Total	$781,139,389	$1,929,937,074	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(209,255,468)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,430	$—

Futures Contracts(a)	2,739,306	—	—

Interest Rate Swap Contracts(a)	—	5,833,621	—

Credit Default Swap Contracts(a)	—	1,480,846	—

Purchased Option Contracts	—	259,138	—

Total	$2,739,306	$7,575,035	$—

Liabilities

Futures Contracts(a)	$(1,817,128)	$—	$—

Interest Rate Swap Contracts(a)	—	(3,045,187)	—

Credit Default Swap Contracts(a)	—	(4,645)	—

Written Option Contracts	—	(786,122)	—

Total	$(1,817,128)	$(3,835,954)	$—

DYNAMIC BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$565,385,532	$—

U.S. Treasury Obligations	256,177,126	—	—

Asset-Backed Securities	—	244,215,328	—

Corporate Obligations	—	159,977,640	—

Bank Loans	—	54,581,763	—

Sovereign Debt Obligations	—	8,894,786	—

Municipal Debt Obligations	—	7,280,094	—

Common Stock and/or Other Equity Investments(b)

North America	695,157	—	—

Rights	—	361,553	—

Investment Company	143,174,213	—	—

Short-term Investments	—	63,285,754	—

Total	$400,046,496	$1,103,982,450	$—

Liabilities

Fixed Income

Unfunded Loan Committment(a)	$—	$(721)	$—

Mortgage-Backed Obligations — Forward Sales Contracts	—	(204,387,305)	—

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

DYNAMIC BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$13,410,874	$—

Futures Contracts(a)	933,000	—	—

Interest Rate Swap Contracts(a)	—	21,242,654	—

Credit Default Swap Contracts(a)	—	925,504	—

Purchased Option Contracts	—	7,691,648	—

Total	$933,000	$43,270,680	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(13,470,724)	$—

Futures Contracts(a)	(4,444,621)	—	—

Interest Rate Swap Contracts(a)	—	(10,840,680)	—

Credit Default Swap Contracts(a)	—	(8,216)	—

Total Return Swap Contracts(a)	—	(3,836,882)	—

Written Option Contracts	—	(10,667,978)	—

Total	$(4,444,621)	$(38,824,480)	$—

GLOBAL CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$314,804,457	$—

Sovereign Debt Obligations	168,559,345	80,445,791	—

Corporate Obligations	—	200,750,441	—

Asset-Backed Securities	—	90,758,894	—

U.S. Treasury Obligations	58,815,425	—	—

Exchange Traded Funds	315,833	—	—

Investment Company	69,581,724	—	—

Total	$297,272,327	$686,759,583	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(20,394,124)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$3,065,293	$—

Futures Contracts(a)	1,189,134	—	—

Interest Rate Swap Contracts(a)	—	4,615,768	—

Credit Default Swap Contracts(a)	—	462,741	—

Purchased Option Contracts	—	190,822	—

Total	$1,189,134	$8,334,624	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GLOBAL CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,071,571)	$—

Futures Contracts(a)	(848,625)	—	—

Interest Rate Swap Contracts(a)	—	(2,554,006)	—

Credit Default Swap Contracts(a)	—	(56,157)	—

Written Option Contracts	—	(620,493)	—

Total	$(848,625)	$(5,302,227)	$—

INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$113,216,847	$—

Mortgage-Backed Obligations	—	19,035,708	—

Bank Loans	—	8,027,939	—

Asset-Backed Securities	—	7,219,021	—

Sovereign Debt Obligations	—	4,383,387	—

U.S. Treasury Obligations	3,927,576	—	—

Common Stock and/or Other Equity Investments(b)

Europe	—	57,232	—

North America	130,014	20,085	—

Rights	—	60,259	—

Investment Company	4,713,414	—	—

Total	$8,771,004	$152,020,478	$—

Liabilities

Fixed Income

Unfunded Loan Committment(a)	$—	$(120)	$—

Mortgage-Backed Obligations — Forward Sales Contracts	—	(5,655,547)	—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$3,193	$—

Futures Contracts	27,498	—	—

Interest Rate Swap Contracts	—	1,036	—

Credit Default Swap Contracts	—	53,023	—

Total	$27,498	$57,252	$—

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)

Futures Contracts	$(129,079)	$—	$—

Interest Rate Swap Contracts	—	(13,225)	—

Total	$(129,079)	$(13,225)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Bond Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	$132,358	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	2,976,742		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(3,092,702)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	2,952,893	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(1,850,469	)(a)

Total		$6,061,993			$(4,943,171)

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4. INVESTMENTS IN DERIVATIVES (continued)

Core Fixed Income Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$1,480,846	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts;	$(4,645	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,430		—	—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	8,832,065	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(5,648,437	)(a)

Total		$10,314,341			$(5,653,082)

Dynamic Bond Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$925,504	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	$(8,216	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	20,319,707		Payable for unrealized loss on forward foreign currency contracts; Written options, at value	(21,336,449)

Equity	—	—		Payable for unrealized loss on swap contracts	(3,836,882	)(b)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	22,958,469	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(18,087,554	)(a)

Total		$44,203,680			$(43,269,101)

Global Core Fixed Income Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$462,741	(a)	Payable for unrealized loss on swap contracts, Variation margin on swap contracts	$(56,157	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	3,065,293		Payable for unrealized loss on forward foreign currency exchange contracts	(2,071,571)

Interest rate	Receivable for unrealized gain on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	5,995,724	(a)	Payable for unrealized loss on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(4,023,124	)(a)(b)

Total		$9,523,758			$(6,150,852)

177

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Income Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$53,023	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	3,193		—	—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	28,534	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(142,304	)(a)

Total		$84,750			$(142,304)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $3,074, $3,843,577 and $3,659 for the Core Fixed Income, Dynamic Bond and Global Core Fixed Income Funds, respectively, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, a Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which a Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Bond Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(22,417)	$193,509

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options contracts and written options contracts	(796,607)	(347,586)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	(200,869)	506,611

Total		$(1,019,893)	$352,534

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Core Fixed Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$1,225,646	$1,690,898

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(902,086)	152,248

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	(2,261,762)	356,052

Total		$(1,938,202)	$2,199,198

Dynamic Bond Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$2,385,841	$1,638,781

Currency	Net realized gain (loss) from forward foreign currency exchange contracts; purchased options contracts and written options contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts; purchased options contracts and written options contracts	(4,621,455)	(2,718,771)

Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(42,674)	(3,200,631)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	7,144,366	3,189,231

Total		$4,866,078	$(1,091,390)

Global Core Fixed Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$468,842	$516,809

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(16,185,885)	7,641,611

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	(970,507)	2,041,021

Total		$(16,687,550)	$10,199,441

179

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$49,867	$49,885

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(468,104)	169,859

Interest rate	Net realized gain (loss) from futures contracts, and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	697,777	(292,959)

Total		$279,540	$(73,215)

For the six months ended September 30, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Bond Fund	1,283	$567,309,896	$827,344,116	187,951,718	$26,970,338	225,537,380	$41,971,175

Core Fixed Income Fund	5,412	21,632,930	2,663,412,097	—	84,406,490	—	128,809,567

Dynamic Bond Fund	7,442	3,448,466,541	8,363,769,755	1,219,180,104	248,994,246	1,469,463,513	420,614,903

Global Core Fixed Income Fund	3,047	735,503,851	2,019,625,274	—	61,412,692	—	99,246,132

Income Fund	457	5,827,616	9,926,318	—	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended September 30, 2025.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

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4. INVESTMENTS IN DERIVATIVES (continued)

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM or GSAMI believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2025:

Bond Fund

	Derivative Assets(1)				Derivative Liabilities(1)

Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

Barclays Bank PLC	$274,211	$—	$—	$274,211	$—	$(260,734)	$(260,734)	$ 13,477	$—	$13,477

BNP Paribas SA	125,588	—	—	125,588	—	(161,735)	(161,735)	(36,147)	—	(36,147)

BofA Securities LLC	212,601	—	—	212,601	—	(209,003)	(209,003)	3,598	—	3,598

Citibank NA	147,842	—	—	147,842	—	(215,906)	(215,906)	(68,064)	—	(68,064)

Deutsche Bank AG (London)	91,343	—	—	91,343	—	(12,201)	(12,201)	79,142	—	79,142

HSBC Bank PLC	—	—	—	—	—	(17,470)	(17,470)	(17,470)	—	(17,470)

JPMorgan Securities, Inc.	129,716	—	2,066,591	2,196,307	(2,053,722)	(129,701)	(2,183,423)	12,884	—	12,884

MS & Co. Int. PLC	10,316	99	—	10,415	—	(240,934)	(240,934)	(230,519)	—	(230,519)

Royal Bank of Canada	—	—	—	—	—	(7,137)	(7,137)	(7,137)	—	(7,137)

UBS AG (London)	1,593	—	—	1,593	—	(42,629)	(42,629)	(41,036)	—	(41,036)

Total	$993,210	$99	$2,066,591	$3,059,900	$(2,053,722)	$(1,297,450)	$(3,351,172)	$(291,272)	$—	$(291,272)

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Dynamic Bond Fund

	Derivative Assets(1)				Derivative Liabilities(1)

Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

Barclays Bank PLC	$2,140,983	$—	$—	$2,140,983	$—	$—	$ (2,236,638)	$ (2,236,638)	$(95,655)	$95,655	$—

BNP Paribas SA	1,028,736	—	—	1,028,736	—	—	(1,287,833)	(1,287,833)	(259,097)	259,097	—

BofA Securities LLC	1,641,290	—	—	1,641,290	—	—	(1,616,645)	(1,616,645)	24,645	—	24,645

Citibank NA	1,142,320	—	—	1,142,320	—	—	(1,640,383)	(1,640,383)	(498,063)	—	(498,063)

Citigroup Global Markets, Inc.	—	16,616	—	16,616	—	—	—	—	16,616	—	16,616

Deutsche Bank AG (London)	707,563	—	—	707,563	—	—	(90,982)	(90,982)	616,581	—	616,581

HSBC Bank PLC	—	—	—	—	—	—	(135,036)	(135,036)	(135,036)	—	(135,036)

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Bond Fund

	Derivative Assets(1)				Derivative Liabilities(1)

Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

JPMorgan Securities, Inc.	$944,206	$—	$13,410,874	$14,355,080	$(3,836,882)	$(13,470,724)	$(1,147,478)	$(18,455,084)	$(4,100,004)	$4,100,004	$—

MS & Co. Int. PLC	75,295	—	—	75,295	(6,695)	—	(2,137,029)	(2,143,724)	(2,068,429)	2,068,429	—

Royal Bank of Canada (UK)	—	—	—	—	—	—	(55,781)	(55,781)	(55,781)	—	(55,781)

UBS AG (London)	11,255	—	—	11,255	—	—	(320,173)	(320,173)	(308,918)	—	(308,918)

Total	$7,691,648	$16,616	$13,410,874	$21,119,138	$(3,843,577)	$(13,470,724)	$(10,667,978)	$(27,982,279)	$(6,863,141)	$6,523,185	$(339,956)

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM and GSAMI manage the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM and GSAMI are entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2025, contractual and effective net management fees with GSAM and GSAMI were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Bond Fund	0.41%	0.37%	0.35%	0.34%	0.34%	0.41%	0.40%

Core Fixed Income Fund	0.40	0.36	0.34	0.33	0.32	0.37	0.32(a)

Dynamic Bond Fund	0.60	0.54	0.51	0.50	0.49	0.60	0.57

Global Core Fixed Income Fund	0.65	0.59	0.56	0.55	0.54	0.65	0.51(b)

Income Fund	0.55	0.50	0.47	0.46	0.45	0.55	0.50(c)

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)

GSAM agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.33% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least July 29, 2026, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

(b)

Effective July 29, 2025, GSAMI agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.48% as an annual percentage rate of the average daily net assets of the Fund. This management fee waiver arrangement will remain in effect through at least July 29, 2026, and prior to such date, GSAMI may not terminate the arrangement without the approval of the Board of Trustees. Prior to July 29, 2025, GSAMI waived a portion of the Management Fee in order to achieve an effective net management fee rate of 0.53% as an annual percentage rate of the average daily net assets of the Fund.

(c)

GSAM agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.50% as an annual percentage of the average daily net assets of the Fund. This management fee waiver arrangement will remain in effect through at least July 29, 2026, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM and GSAMI have agreed to waive a portion of their management fee payable by the Funds in an amount equal to the management fee they earn as investment advisers to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended September 30, 2025, GSAM waived $13,899, $87,442, $138,945 and $3,202 of the management fee for the Bond, Core Fixed Income, Dynamic Bond and Income Funds, respectively. For the six months ended September 30, 2025, GSAMI waived $14,720 of the management fee for the Global Core Fixed Income Fund.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

Bond Fund	$1,002	$—

Core Fixed Income Fund	3,238	107

Dynamic Bond Fund	3,675	—

Global Core Fixed Income Fund	258	—

Income Fund	342	—

183

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM and GSAMI have agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM and GSAMI for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Bond, Core Fixed Income, Dynamic Bond, Global Core Fixed Income and Income Funds are 0.004%, 0.014%, 0.014%, 0.004% and 0.014%, respectively. Prior to July 29, 2025, the Other Expense limitations as an annual percentage rate of average daily net assets for Dynamic Bond Fund was 0.054%. These Other Expense limitations will remain in effect through at least July 29, 2026, and prior to such date GSAM and GSAMI may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended September 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Bond Fund	$ 13,899	$ 414	$436,884	$451,197

Core Fixed Income Fund	604,891	2,402	326,407	933,700

Dynamic Bond Fund	138,945	826	369,157	508,928

Global Core Fixed Income Fund	564,203	277	352,187	916,667

Income Fund	38,410	78	240,697	279,185

G. Line of Credit Facility — As of September 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal

184

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the six months ended September 30, 2025, Goldman Sachs earned $29,197, $116,609 and $223,987 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Bond, Core Fixed Income and Dynamic Bond Funds, respectively.

As of September 30, 2025, the following Fund was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Portfolio

Global Core Fixed Income Fund	28%	29%

As of September 30, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional	Class R6

Income Fund	17%	86%

The following table provides information about the Funds’ investments in the Government Money Market Fund as of and for the six months ended September 30, 2025:

Fund	Underlying Fund	Beginning Value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2025	Shares as of September 30, 2025	Dividend Income

Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$11,551,292	$197,283,255	$(207,955,621)	$ 878,926	878,926	$366,715

Core Fixed Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	78,901,571	1,184,820,710	(1,191,290,274)	72,432,007	72,432,007	2,286,614

Dynamic Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	64,025,049	1,265,287,290	(1,186,138,126)	143,174,213	143,174,213	3,632,470

Global Core Fixed Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	13,507,177	422,404,477	(366,329,930)	69,581,724	69,581,724	366,426

Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	2,582,388	32,500,211	(30,369,185)	4,713,414	4,713,414	82,353

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Bond Fund	$ 1,912,600,167	$ 86,628,690	$ 1,874,027,479	$ 87,865,689

Core Fixed Income Fund	9,475,410,078	353,389,980	9,317,967,354	412,743,925

Dynamic Bond Fund	10,297,703,186	284,461,282	10,212,566,415	176,323,969

Global Core Fixed Income Fund	1,603,682,918	210,538,523	1,566,869,060	134,820,692

Income Fund	381,586,136	20,918,048	379,815,231	14,951,524

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Capital loss carryforwards:

Perpetual Short-Term	$(18,941,738)	$(78,935,017)	$(1,178,393,206)	$(26,954,073)	$(856,131)

Perpetual Long-Term	(31,420,526)	(100,183,609)	(776,775,255)	(21,416,080)	(8,904,676)

Total capital loss carryforwards	(50,362,264)	(179,118,626)	(1,955,168,461)	(48,370,153)	(9,760,807)

Timing differences (Post October Capital Loss Deferral/Qualified Late Year Ordinary Loss Deferral/Dividends Payable and Straddle Loss Deferrals)	$(2,681,704)	$(8,429,344)	$(9,770,123)	$(377,853)	$(126,044)

As of September 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Tax Cost	$435,173,637	$2,759,277,828	$1,507,362,517	$981,820,855	$158,080,946

Gross unrealized gain	7,220,043	26,870,636	22,483,406	22,788,437	4,862,067

Gross unrealized loss	(10,819,136)	(75,072,001)	(25,816,977)	(20,577,382)	(2,151,531)

Net unrealized gain (loss)	$(3,599,093)	$(48,201,365)	$(3,333,571)	$2,211,055	$2,710,536

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of material modification of debt securities, swap transactions, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan-and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk— As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Funds will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

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8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, or governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM and GSAMI believe the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM and GSAMI have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Bond Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	307,399	$2,731,426	758,385	$6,711,069

Reinvestment of distributions	95,394	847,188	221,829	1,958,550

Shares redeemed	(1,196,458)	(10,650,088)	(1,134,220)	(9,969,617)

	(793,665)	(7,071,474)	(154,006)	(1,299,998)

Class C Shares

Shares sold	13,347	119,075	95,419	847,698

Reinvestment of distributions	4,086	36,265	8,566	75,546

Shares redeemed	(26,164)	(232,460)	(95,569)	(840,694)

	(8,731)	(77,120)	8,416	82,550

Institutional Shares

Shares sold	1,028,357	9,096,196	3,059,716	27,102,136

Reinvestment of distributions	204,101	1,812,469	492,362	4,345,796

Shares redeemed	(1,267,520)	(11,174,311)	(4,439,433)	(39,249,894)

	(35,062)	(265,646)	(887,355)	(7,801,962)

Service Shares

Shares sold	808	7,130	1,767	15,586

Reinvestment of distributions	286	2,534	631	5,575

Shares redeemed	(9,806)	(87,725)	(30)	(262)

	(8,712)	(78,061)	2,368	20,899

Investor Shares

Shares sold	430,009	3,777,692	1,029,688	9,099,471

Reinvestment of distributions	55,842	494,237	141,381	1,244,245

Shares redeemed	(576,390)	(5,052,440)	(1,732,832)	(15,153,736)

	(90,539)	(780,511)	(561,763)	(4,810,020)

Class R6 Shares

Shares sold	1,145,571	10,190,359	2,480,544	21,830,937

Reinvestment of distributions	170,664	1,515,068	361,636	3,192,136

Shares redeemed	(1,096,507)	(9,667,724)	(2,486,617)	(21,899,808)

	219,728	2,037,703	355,563	3,123,265

Class R Shares

Shares sold	19,559	175,084	76,159	671,066

Reinvestment of distributions	5,718	50,755	10,509	92,698

Shares redeemed	(11,147)	(98,018)	(67,746)	(589,367)

	14,130	127,821	18,922	174,397

Class P Shares

Shares sold	2,199,730	19,506,311	3,067,280	27,077,613

Reinvestment of distributions	292,838	2,600,390	553,615	4,887,250

Shares redeemed	(629,754)	(5,575,773)	(1,556,837)	(13,701,470)

	1,862,814	16,530,928	2,064,058	18,263,393

NET INCREASE	1,159,963	$10,423,640	846,203	$7,752,524

191

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Core Fixed Income Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,393,945	$12,742,238	3,073,603	$27,977,324

Reinvestment of distributions	262,197	2,405,512	506,110	4,615,609

Shares redeemed	(1,308,389)	(11,965,557)	(2,770,181)	(25,274,400)

	347,753	3,182,193	809,532	7,318,533

Class C Shares

Shares sold	98,962	910,904	164,969	1,512,267

Reinvestment of distributions	12,168	112,225	25,167	230,753

Shares redeemed	(137,032)	(1,261,038)	(214,897)	(1,968,459)

	(25,902)	(237,909)	(24,761)	(225,439)

Institutional Shares

Shares sold	12,824,382	117,897,411	24,926,612	228,647,657

Reinvestment of distributions	1,173,831	10,811,547	2,486,251	22,776,643

Shares redeemed	(17,541,737)	(160,689,784)	(23,378,602)	(214,182,873)

	(3,543,524)	(31,980,826)	4,034,261	37,241,427

Service Shares

Shares sold	493	4,532	12,233	112,635

Reinvestment of distributions	358	3,298	582	5,336

Shares redeemed	(11,355)	(103,232)	(9,341)	(87,574)

	(10,504)	(95,402)	3,474	30,397

Investor Shares

Shares sold	3,806,942	34,816,308	15,817,037	144,190,160

Reinvestment of distributions	790,892	7,257,770	1,938,772	17,702,080

Shares redeemed	(15,544,265)	(141,751,507)	(16,435,743)	(149,608,304)

	(10,946,431)	(99,677,429)	1,320,066	12,283,936

Class R6 Shares

Shares sold	10,346,281	94,576,190	7,382,765	67,064,760

Reinvestment of distributions	544,985	5,029,336	876,093	8,036,123

Shares redeemed	(3,662,415)	(33,434,173)	(4,254,696)	(39,131,095)

	7,228,851	66,171,353	4,004,162	35,969,788

Class R Shares

Shares sold	29,875	273,890	58,495	533,029

Reinvestment of distributions	6,390	58,653	12,603	114,970

Shares redeemed	(46,535)	(429,242)	(135,537)	(1,222,348)

	(10,270)	(96,699)	(64,439)	(574,349)

Class P Shares

Shares sold	10,619,799	97,461,405	33,044,777	303,098,688

Reinvestment of distributions	2,389,767	22,053,619	4,165,310	38,230,471

Shares redeemed	(5,557,100)	(51,161,109)	(13,108,687)	(120,138,539)

	7,452,466	68,353,915	24,101,400	221,190,620

NET INCREASE	492,439	$5,619,196	34,183,695	$313,234,913

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Dynamic Bond Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	988,291	$9,291,940	1,285,320	$12,083,844

Reinvestment of distributions	266,044	2,496,451	581,942	5,445,118

Shares redeemed	(1,023,219)	(9,628,437)	(2,855,154)	(26,798,288)

	231,116	2,159,954	(987,892)	(9,269,326)

Class C Shares

Shares sold	364,183	3,424,196	564,604	5,291,393

Reinvestment of distributions	22,891	214,227	32,882	307,022

Shares redeemed	(97,703)	(919,047)	(221,320)	(2,078,030)

	289,371	2,719,376	376,166	3,520,385

Institutional Shares

Shares sold	31,459,307	296,934,703	26,294,179	247,646,648

Reinvestment of distributions	1,695,808	15,947,754	2,465,063	23,105,644

Shares redeemed	(9,605,364)	(90,426,312)	(13,262,604)	(124,814,029)

	23,549,751	222,456,145	15,496,638	145,938,263

Investor Shares

Shares sold	12,421,087	117,275,098	8,643,962	81,270,808

Reinvestment of distributions	447,432	4,213,689	375,555	3,521,455

Shares redeemed	(1,528,770)	(14,443,785)	(1,692,455)	(15,933,862)

	11,339,749	107,045,002	7,327,062	68,858,401

Class R6 Shares

Shares sold	1,244,549	11,691,781	1,433,060	13,459,888

Reinvestment of distributions	47,241	443,643	106,067	993,064

Shares redeemed	(591,564)	(5,560,561)	(1,524,077)	(14,320,911)

	700,226	6,574,863	15,050	132,041

Class R Shares

Shares sold	48,654	458,527	52,632	493,611

Reinvestment of distributions	9,031	84,552	18,903	176,429

Shares redeemed	(29,663)	(277,998)	(84,057)	(785,232)

	28,022	265,081	(12,522)	(115,192)

Class P Shares

Shares sold	828,614	7,832,715	883,765	8,320,004

Reinvestment of distributions	499,947	4,686,802	1,073,151	10,032,529

Shares redeemed	(1,071,214)	(10,055,392)	(1,808,726)	(16,966,201)

	257,347	2,464,125	148,190	1,386,332

NET INCREASE	36,395,582	$343,684,546	22,362,692	$210,450,904

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Core Fixed Income Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	106,332	$1,207,152	389,620	$4,452,378

Reinvestment of distributions	27,805	316,479	93,357	1,060,593

Shares redeemed	(410,464)	(4,678,928)	(751,816)	(8,593,490)

	(276,327)	(3,155,297)	(268,839)	(3,080,519)

Class C Shares

Shares sold	1,796	20,201	19,978	230,866

Reinvestment of distributions	584	6,575	2,503	28,127

Shares redeemed	(7,769)	(87,870)	(60,859)	(689,967)

	(5,389)	(61,094)	(38,378)	(430,974)

Institutional Shares

Shares sold	1,847,826	20,917,778	5,028,153	57,299,433

Reinvestment of distributions	330,287	3,752,994	1,023,565	11,609,979

Shares redeemed	(2,742,832)	(31,009,350)	(4,192,268)	(47,713,978)

	(564,719)	(6,338,578)	1,859,450	21,195,434

Service Shares

Shares sold	43	493	3,780	43,089

Reinvestment of distributions	37	413	1,496	16,866

Shares redeemed	(2,081)	(23,566)	(39,871)	(447,432)

	(2,001)	(22,660)	(34,595)	(387,477)

Investor Shares

Shares sold	465,219	5,262,359	1,469,082	16,625,041

Reinvestment of distributions	55,873	633,412	129,780	1,469,076

Shares redeemed	(301,135)	(3,399,730)	(1,364,871)	(15,477,340)

	219,957	2,496,041	233,991	2,616,777

Class R6 Shares

Shares sold	13,153,252	148,133,238	4,301,514	49,040,637

Reinvestment of distributions	716,757	8,146,431	1,673,832	18,987,492

Shares redeemed	(960,423)	(10,854,850)	(3,417,582)	(38,563,193)

	12,909,586	145,424,819	2,557,764	29,464,936

Class P Shares

Shares sold	2,629	30,007	203,153	2,328,890

Reinvestment of distributions	15,303	174,194	44,218	502,362

Shares redeemed	(6,987)	(79,635)	(84,490)	(954,375)

	10,945	124,566	162,881	1,876,877

NET INCREASE	12,292,052	$138,467,797	4,472,274	$51,255,054

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Income Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	65,879	$602,244	84,737	$761,656

Reinvestment of distributions	3,699	33,797	8,919	80,006

Shares redeemed	(33,611)	(302,688)	(72,096)	(643,952)

	35,967	333,353	21,560	197,710

Class C Shares

Shares sold	41,226	373,875	165,357	1,478,911

Reinvestment of distributions	4,147	37,847	5,911	53,033

Shares redeemed	(5,037)	(44,866)	(21,381)	(190,247)

	40,336	366,856	149,887	1,341,697

Institutional Shares

Shares sold	529,606	4,789,898	1,928,644	17,210,994

Reinvestment of distributions	60,123	548,079	157,302	1,412,459

Shares redeemed	(960,435)	(8,664,158)	(783,835)	(7,042,699)

	(370,706)	(3,326,181)	1,302,111	11,580,754

Investor Shares

Shares sold	766,673	6,918,642	1,689,918	15,207,597

Reinvestment of distributions	43,855	400,950	70,413	632,248

Shares redeemed	(429,972)	(3,883,209)	(883,805)	(7,925,456)

	380,556	3,436,383	876,526	7,914,389

Class R6 Shares

Shares sold	1,047	9,643	1	10

Reinvestment of distributions	161	1,468	368	3,296

Shares redeemed	(2)	(16)	—	—

	1,206	11,095	369	3,306

Class P Shares

Shares sold	1,376,351	12,596,782	2,649,304	23,735,933

Reinvestment of distributions	241,106	2,200,716	506,271	4,537,424

Shares redeemed	(983,361)	(8,865,079)	(981,083)	(8,803,907)

	634,096	5,932,419	2,174,492	19,469,450

NET INCREASE	721,455	$6,753,925	4,524,945	$40,507,306

195

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs Income Fund and Goldman Sachs Dynamic Bond Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) on behalf of the Bond Fund, Core Fixed Income Fund, Income Fund and Dynamic Bond Fund with Goldman Sachs Asset Management, L.P. (“GSAM”) and on behalf of the Global Core Fixed Income Fund with Goldman Sachs Asset Management International (“GSAMI”, together with GSAM, the “Investment Advisers”).

The Management Agreements were most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Bond Fund, Core Fixed Income Fund and Global Core Fixed Income Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreements and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreements; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Advisers and their affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers and their affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Advisers addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Advisers and their affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Advisers or their affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Advisers and their affiliates. The Trustees noted the Investment Advisers’ commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Advisers and their affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Advisers’ portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Advisers. The Trustees also considered information regarding the Investment Advisers’ efforts relating to business continuity planning. The Trustees concluded that the Investment Advisers continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Advisers would continue to do so in the future. The Trustees also recognized that the Investment Advisers had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Advisers and their affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Advisers using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-,

197

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Bond Fund, Core Fixed Income Fund and Global Core Fixed Income Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Advisers.

In addition, the Trustees considered materials prepared and presentations made by the Investment Advisers’ senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Advisers’ periodic reports with respect to the Funds’ risk profiles, and how the Investment Advisers’ approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-and ten-year periods and in the third quartile for the three- and five-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They observed that the Bond Fund had experienced certain portfolio management changes in 2021 and 2024. The Trustees considered that the Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They also noted that the Core Fixed Income Fund had experienced certain portfolio management changes in 2021, 2022, and 2024. The Trustees observed that the Global Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, five-, and ten-year periods and underperformed for the three-year period ended March 31, 2025. They considered that in February 2020, the Global Core Fixed Income Fund had been repositioned from the Goldman Sachs Global Income Fund, which involved changes to the Fund’s investment objective and principal investment strategy. The Trustees also noted that the Global Core Fixed Income Fund had experienced certain portfolio management changes in 2022 and 2024. They observed that the Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2025. The Trustees observed that the Dynamic Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They also considered that the Dynamic Bond Fund had experienced certain portfolio management changes and a benchmark index change in 2021 and certain portfolio management changes in 2022 and 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Advisers to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds

In addition, the Trustees considered the Investment Advisers’ undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Global Core Fixed Income Fund that would have the effect of decreasing total Fund expenses, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Advisers manage other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Advisers to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Advisers to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Advisers’ revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Advisers’ expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Advisers for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Advisers’ expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Advisers’ overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreements for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Bond Fund	Core Fixed Income Fund	Dynamic Bond Fund	Global Core Fixed Income Fund	Income Fund

First $1 billion	0.41%	0.40%	0.60%	0.65%	0.55%
Next $1 billion	0.37	0.36	0.54	0.59	0.50
Next $3 billion	0.35	0.34	0.51	0.56	0.47
Next $3 billion	0.34	0.33	0.50	0.55	0.46
Over $8 billion	0.34	0.32	0.49	0.54	0.45

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and their realized profits; information comparing fee rates charged by the Investment Advisers with fee rates charged to other funds in the peer groups; and GSAM’s undertakings to waive a portion of its management fee for the Core Fixed Income Fund and Income Fund, GSAMI’s undertakings to waive a portion of its management fee for the Global Core Fixed Income Fund, and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Global Core Fixed Income Fund’s Class A, Class C, and Investor Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that GSAM had passed along savings to shareholders of the Core Fixed Income Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Advisers and Their Affiliates

The Trustees also considered the other benefits derived by the Investment Advisers and their affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Advisers; (d) the Investment Advisers’ ability to leverage the infrastructure designed to service the Funds on behalf of their other clients; (e) the Investment Advisers’ ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Advisers’ ability to negotiate better pricing with custodians on behalf of their other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Advisers that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by GSAM that will result in increased assets under management for those ETFs and may facilitate the development of GSAM’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Advisers and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

199

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Advisers, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Advisers; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Advisers and their affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Advisers and their affiliates; (d) the Investment Advisers’ ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Advisers’ knowledge and experience gained from managing other accounts and products; (f) the Investment Advisers’ ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Advisers, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Advisers and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by its respective Investment Adviser, the Investment Advisers’ costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Advisers’ continued management likely would benefit each applicable Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each applicable Fund until June 30, 2026.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. MSFISAR-25

Goldman Sachs Funds Semi-Annual Financial Statements September 30, 2025 Short Duration and Government Fixed Income Funds Goldman Sachs Enhanced Income Fund Goldman Sachs Government Income Fund Goldman Sachs Inflation Protected Securities Fund Goldman Sachs Short Duration Bond Fund Goldman Sachs Short Duration Government Fund Goldman Sachs Short-Term Conservative Income Fund Goldman Sachs U.S. Mortgages Fund

Short Duration and Government Fixed Income Funds

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 47.5%

Aerospace & Defense – 1.2%
BAE Systems Holdings, Inc. (a)(b)
$2,423,000	3.850%		12/15/25	$2,420,117
General Electric Co. (c) (3 mo. USD Term SOFR + 0.642%)
1,249,000	4.963		05/05/26	1,250,661
RTX Corp. (a)
3,040,000	5.750		11/08/26	3,089,825

				6,760,603

Agriculture(a) – 0.2%
Altria Group, Inc.
1,322,000	4.875		02/04/28	1,343,178

Automotive – 2.1%
General Motors Financial Co., Inc.
1,707,000	6.050		10/10/25	1,707,580
2,491,000	4.000	(a)	10/06/26	2,485,296
(Secured Overnight Financing Rate + 1.050%)
1,250,000	5.376	(c)	07/15/27	1,250,537
(Secured Overnight Financing Rate + 1.170%)
3,000,000	5.515	(c)	04/04/28	3,001,770
Hyundai Capital America (b)
1,228,000	4.875		06/23/27	1,239,138
(Secured Overnight Financing Rate + 1.040%)
450,000	5.196	(c)	03/19/27	451,575
Volkswagen Group of America Finance LLC (b)
1,469,000	5.300		03/22/27	1,489,052

				11,624,948

Banks – 17.2%
Bank of America Corp. (a)(c)
(3 mo. USD Term SOFR + 1.322%)
700,000	3.559		04/23/27	697,123
(Secured Overnight Financing Rate + 0.830%)
4,713,000	4.979		01/24/29	4,801,180
Bank of Montreal (a)
4,440,000	4.700		09/14/27	4,495,722
Bank of New York Mellon Corp. (a)(c) (Secured Overnight Financing Rate + 1.026%)
1,910,000	4.947		04/26/27	1,919,283
Bank of Nova Scotia (a)(c) (Secured Overnight Financing Rate + 0.890%)
4,565,000	4.932		02/14/29	4,640,642
Banque Federative du Credit Mutuel SA (b)
4,045,000	4.935		01/26/26	4,050,784
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 1.228%)
4,345,000	2.591		01/20/28	4,250,800
BPCE SA (b)
1,055,000	3.250		01/11/28	1,032,877
Canadian Imperial Bank of Commerce
2,980,000	5.615		07/17/26	3,017,280
260,000	5.926		10/02/26	264,836
(Secured Overnight Financing Rate + 0.930%)
1,265,000	4.508	(a)(c)	09/11/27	1,268,770
800,000	5.112	(a)(c)	09/11/27	802,760

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 0.940%)
$2,456,000	5.092	%(c)	06/28/27	$2,475,181
Citibank NA (a)
1,027,000	5.488		12/04/26	1,043,288
(Secured Overnight Financing Rate + 0.712%)
2,178,000	4.876	(c)	11/19/27	2,194,749
Citigroup, Inc. (a)(c) (Secured Overnight Financing Rate + 0.770%)
4,460,000	1.462		06/09/27	4,375,037
Deutsche Bank AG (a)(c) (Secured Overnight Financing Rate + 1.870%)
2,954,000	2.129		11/24/26	2,943,218
Huntington National Bank (a)(c) (Secured Overnight Financing Rate + 0.720%)
817,000	5.048		04/12/28	817,458
Intesa Sanpaolo SpA (b)
1,092,000	7.000		11/21/25	1,095,877
JPMorgan Chase & Co. (a)(c)
(Secured Overnight Financing Rate + 0.800%)
1,388,000	4.915		01/24/29	1,412,928
(Secured Overnight Financing Rate + 1.190%)
2,630,000	5.040		01/23/28	2,659,851
Macquarie Bank Ltd. (b)(c) (Secured Overnight Financing Rate + 0.920%)
985,000	5.273		07/02/27	991,304
Manufacturers & Traders Trust Co. (a)
9,310,000	4.650		01/27/26	9,314,190
Mitsubishi UFJ Financial Group, Inc. (a)(c) (1 yr. CMT + 0.750%)
1,435,000	1.538		07/20/27	1,404,291
Morgan Stanley (a)(c)
(Secured Overnight Financing Rate + 0.879%)
2,536,000	1.593		05/04/27	2,495,982
(Secured Overnight Financing Rate + 1.295%)
952,000	5.050		01/28/27	954,037
(Secured Overnight Financing Rate + 1.380%)
2,820,000	4.994		04/12/29	2,874,990
NatWest Markets PLC (b)
571,000	5.416		05/17/27	583,099
Royal Bank of Canada (a)(c) (Secured Overnight Financing Rate + 0.790%)
543,000	5.069		07/23/27	547,159
Santander U.K. Group Holdings PLC (a)(c) (Secured Overnight Financing Rate + 0.989%)
1,127,000	1.673		06/14/27	1,106,015
Societe Generale SA (b)
859,000	5.250		02/19/27	868,732
(Secured Overnight Financing Rate + 1.100%)
3,367,000	5.466	(c)	02/19/27	3,376,226
Standard Chartered Bank (c) (Secured Overnight Financing Rate + 0.650%)
2,157,000	5.013		10/08/26	2,162,414
Sumitomo Mitsui Financial Group, Inc.
725,000	0.948		01/12/26	718,316
2,552,000	2.632		07/14/26	2,523,698

The accompanying notes are an integral part of these financial statements.    1

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Sumitomo Mitsui Trust Bank Ltd. (b)
$2,680,000	5.200%		03/07/27	$2,719,771
(Secured Overnight Financing Rate + 0.980%)
2,594,000	5.336	(c)	09/10/27	2,619,681
Toronto-Dominion Bank
137,000	1.250		09/10/26	133,590
1,810,000	4.693		09/15/27	1,833,494
2,231,000	4.861		01/31/28	2,270,288
Truist Bank (a)(c) (Secured Overnight Financing Rate + 0.590%)
1,397,000	4.671		05/20/27	1,400,129
UBS Group AG (a)(b)(c)
(1 yr. CMT + 0.850%)
2,500,000	1.494		08/10/27	2,440,525
(1 yr. CMT + 1.080%)
1,462,000	1.364		01/30/27	1,447,292
Westpac New Zealand Ltd. (b)
1,175,000	4.902		02/15/28	1,194,728

				96,239,595

Building Materials(a)(b) – 0.1%
Standard Industries, Inc.
805,000	4.750		01/15/28	798,375

Commercial Services(a) – 1.0%
Brink’s Co. (b)
385,000	6.500		06/15/29	396,523
Global Payments, Inc.
525,000	1.200		03/01/26	518,007
Quanta Services, Inc.
4,414,000	4.750		08/09/27	4,464,276

				5,378,806

Diversified Financial Services(a) – 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3,992,000	4.450		10/01/25	3,992,000
2,220,000	2.450		10/29/26	2,181,550
384,000	4.625		10/15/27	387,007
Air Lease Corp.
906,000	2.875		01/15/26	901,552
American Express Co. (c) (Secured Overnight Financing Rate + 1.350%)
2,282,000	5.639		10/30/26	2,283,894
Aviation Capital Group LLC (b)
550,000	1.950		01/30/26	544,945
Jefferies Financial Group, Inc.
2,100,000	4.750		08/11/26	2,103,696
Macquarie Airfinance Holdings Ltd. (b)
110,000	6.400		03/26/29	115,663
OneMain Finance Corp.
760,000	6.125		05/15/30	771,438
United Wholesale Mortgage LLC (b)
1,460,000	5.500		11/15/25	1,460,204

				14,741,949

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – 3.7%
CMS Energy Corp. (a)
$1,477,000	3.000%		05/15/26	$1,465,287
Dominion Energy, Inc. (a)
2,025,000	1.450		04/15/26	1,994,787
Enel Finance International NV (a)(b)
2,575,000	1.625		07/12/26	2,523,449
ITC Holdings Corp. (a)
1,086,000	3.250		06/30/26	1,077,529
NextEra Energy Capital Holdings, Inc.
2,630,000	4.625	(a)	07/15/27	2,655,932
7,103,000	4.685		09/01/27	7,181,914
Southern Power Co. (a)
500,000	0.900		01/15/26	495,040
Xcel Energy, Inc. (a)
3,325,000	1.750		03/15/27	3,212,549

				20,606,487

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
620,000	6.375		03/15/29	638,408

Environmental(a) – 1.1%
Veralto Corp.
1,273,000	5.500		09/18/26	1,288,302
Waste Management, Inc.
625,000	0.750		11/15/25	621,881
4,050,000	4.500		03/15/28	4,099,410

				6,009,593

Food & Drug Retailing – 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC (a)(b)
1,430,000	3.250		03/15/26	1,421,391
Campbell’s Co.
1,580,000	5.200		03/19/27	1,604,174
General Mills, Inc. (a)
2,550,000	4.700		01/30/27	2,569,839
J.M. Smucker Co. (a)
813,000	5.900		11/15/28	853,959
Mars, Inc. (a)(b)
6,164,000	4.600		03/01/28	6,239,016

				12,688,379

Gas – 0.5%
Entergy New Orleans LLC (a)
1,435,000	4.000		06/01/26	1,426,361
Spire, Inc.
1,518,000	5.300		03/01/26	1,523,647

				2,950,008

Healthcare Providers & Services – 1.1%
HCA, Inc. (a)
1,500,000	5.625		09/01/28	1,547,565
PeaceHealth Obligated Group (a)
17,000	1.375		11/15/25	16,935

2     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
Thermo Fisher Scientific, Inc. (a)
$2,760,000	5.000%	12/05/26	$2,791,712
UnitedHealth Group, Inc.
2,000,000	3.100	03/15/26	1,987,940

			6,344,152

Home Builders(a) – 0.2%
Lennar Corp.
1,308,000	5.250	06/01/26	1,309,282

Insurance(b) – 0.5%
Athene Global Funding
106,000	1.450	01/08/26	105,155
Corebridge Global Funding (c) (Secured Overnight Financing Rate + 1.300%)
2,621,000	5.453	09/25/26	2,639,269

			2,744,424

Internet(a) – 0.7%
eBay, Inc.
1,550,000	1.400	05/10/26	1,524,162
Prosus NV (b)
2,260,000	3.257	01/19/27	2,226,100

			3,750,262

Lodging(a) – 0.3%
Marriott International, Inc.
1,530,000	5.450	09/15/26	1,548,421

Machinery-Diversified(a) – 0.9%
Ingersoll Rand, Inc.
5,220,000	5.197	06/15/27	5,308,322

Miscellaneous Manufacturing(a) – 0.1%
Axon Enterprise, Inc. (b)
355,000	6.125	03/15/30	364,954
Hillenbrand, Inc.
484,000	6.250	02/15/29	496,371

			861,325

Oil Field Services – 1.7%
Pioneer Natural Resources Co.
2,825,000	5.100	03/29/26	2,839,662
QatarEnergy (a)(b)
2,520,000	1.375	09/12/26	2,450,246
SA Global Sukuk Ltd. (a)
2,520,000	1.602	06/17/26	2,468,038
Sunoco LP (a)(b)
750,000	7.000	05/01/29	776,662
Sunoco LP/Sunoco Finance Corp. (a)(b)
760,000	7.000	09/15/28	783,218

			9,317,826

Packaging(a) – 0.1%
Berry Global, Inc.
550,000	1.570	01/15/26	545,259

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals – 3.3%
AbbVie, Inc. (a)
$7,400,000	4.800%		03/15/27	$7,486,062
Cardinal Health, Inc.
4,792,000	4.700		11/15/26	4,824,969
CVS Health Corp. (a)
4,893,000	5.000		02/20/26	4,906,113
PRA Health Sciences, Inc. (a)(b)
1,435,000	2.875		07/15/26	1,412,126

				18,629,270

Pipelines – 1.6%
Gulfstream Natural Gas System LLC (b)
245,000	6.190		11/01/25	245,117
Hess Midstream Operations LP (a)(b)
795,000	5.875		03/01/28	810,153
300,000	6.500		06/01/29	309,504
Kinetik Holdings LP (a)(b)
705,000	6.625		12/15/28	724,049
NuStar Logistics LP (a)
1,360,000	6.000		06/01/26	1,363,713
ONEOK, Inc. (a)
2,645,000	4.250		09/24/27	2,650,740
Williams Cos., Inc. (a)
3,090,000	5.300		08/15/28	3,185,450

				9,288,726

Retailing(a) – 1.1%
1011778 BC ULC/New Red Finance, Inc. (b)
1,130,000	6.125		06/15/29	1,157,493
7-Eleven, Inc. (b)
1,577,000	0.950		02/10/26	1,556,546
Murphy Oil USA, Inc.
1,535,000	5.625		05/01/27	1,534,954
O’Reilly Automotive, Inc.
1,965,000	5.750		11/20/26	1,998,877

				6,247,870

Semiconductors(a) – 1.6%
Broadcom, Inc.
5,210,000	5.050		07/12/27	5,300,081
Intel Corp.
2,300,000	4.875		02/10/28	2,334,845
NXP BV/NXP Funding LLC/NXP USA, Inc.
1,097,000	4.400		06/01/27	1,100,379

				8,735,305

Software – 1.5%
Cadence Design Systems, Inc.
520,000	4.200		09/10/27	522,210
Fidelity National Information Services, Inc. (a)
1,050,000	1.150		03/01/26	1,036,634
Oracle Corp.
1,900,000	5.800		11/10/25	1,902,527
1,209,000	4.800	(a)	08/03/28	1,229,444

The accompanying notes are an integral part of these financial statements.    3

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
Synopsys, Inc. (a)
$1,873,000	4.650%	04/01/28	$1,893,734
VMware LLC (a)
1,883,000	3.900	08/21/27	1,876,202

			8,460,751

Telecommunication Services(a) – 0.3%
T-Mobile USA, Inc.
1,550,000	3.750	04/15/27	1,540,886

Trucking & Leasing(a)(b) – 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,025,000	1.200	11/15/25	1,020,685
418,000	1.700	06/15/26	410,221
705,000	5.350	01/12/27	713,580

			2,144,486

TOTAL CORPORATE OBLIGATIONS (Cost $264,547,053)			$266,556,896

Asset-Backed Securities(a) – 16.4%

Automotive – 2.6%
Ford Credit Auto Owner Trust Series 2025-B, Class A3
$2,825,000	3.910%	04/15/30	$2,824,580
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(b)
2,100,000	5.410	05/17/27	2,115,097
Hyundai Auto Receivables Trust Series 2022-C, Class A3
857,771	5.390	06/15/27	860,605
Hyundai Auto Receivables Trust Series 2024-B, Class A3
325,000	4.840	03/15/29	328,537
Tesla Auto Lease Trust Series 2023-B, Class A3(b)
281,139	6.130	09/21/26	281,577
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A2(b)
1,300,000	4.140	06/20/28	1,300,310
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
938,900	5.300	09/15/27	943,291
Toyota Lease Owner Trust Series 2025-B, Class A3(b)
3,975,000	3.960	11/20/28	3,966,927
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
1,874,065	4.650	11/22/27	1,878,652

			14,499,576

Collateralized Loan Obligations(c) – 10.1%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2(b) (3 mo. USD Term SOFR + 1.410%)
1,300,000	5.621	07/20/38	1,305,720
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1 (b) (3 mo. USD Term SOFR + 1.412%)
4,000,000	5.729	04/15/34	4,007,376

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations(c) – (continued)
Apidos CLO XXIII Ltd. Series 2015-23A, Class ARR(b) (3 mo. USD Term SOFR + 1.050%)
	$2,935,552	5.368%	04/15/33	$2,935,834
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1R (b) (3 mo. USD Term SOFR + 0.980%)
	5,000,000	5.312	01/22/35	5,001,970
CarVal CLO XI C Ltd. Series 2024-3A, Class A1(b) (3 mo. USD Term SOFR + 1.390%)
	1,500,000	5.716	10/20/37	1,505,359
CBAM Ltd. Series 2017-2A, Class AR(b) (3 mo. USD Term SOFR + 1.452%)
	5,000,000	5.774	07/17/34	5,012,065
Cedar Funding VII CLO Ltd. Series 2018-7A, Class AR(b) (3 mo. USD Term SOFR + 1.080%)
	1,710,978	5.406	01/20/31	1,709,727
Dunedin Park CLO DAC Series 1X, Class AR (3 mo. EUR EURIBOR + 0.980%)
EUR	1,900,000	3.008	11/20/34	2,227,247
Fort Greene Park CLO LLC Series 2025-2A, Class AR(b) (3 mo. USD Term SOFR + 0.950%)
	$2,100,000	5.282	04/22/34	2,100,013
LCM 36 Ltd. Series 36A, Class A1R(b) (3 mo. USD Term SOFR + 1.070%)
	4,580,000	5.388	01/15/34	4,588,125
Madison Park Funding XXX Ltd. Series 2018-30A, Class A1R(b) (3 mo. USD Term SOFR + 1.360%)
	2,750,000	5.678	07/16/37	2,758,657
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b) (3 mo. USD Term SOFR + 1.530%)
	1,000,000	5.848	04/15/37	1,003,163
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
	682,833	5.580	04/14/33	683,383
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R (b) (3 mo. USD Term SOFR + 1.460%)
	1,575,000	5.778	04/15/34	1,575,770
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (b) (3 mo. USD Term SOFR + 1.362%)
	3,765,553	5.565	05/20/32	3,766,461
OCP CLO Ltd. Series 2014-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.342%)
	64,776	5.655	04/26/31	64,784
Octagon 54 Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.382%)
	1,000,000	5.699	07/15/34	1,001,740
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR2(b) (3 mo. USD Term SOFR + 1.320%)
	1,500,000	5.646	01/20/38	1,505,085
Pikes Peak CLO 2 Series 2018-2A, Class ARR(b) (3 mo. USD Term SOFR + 1.220%)
	6,700,000	5.549	10/11/34	6,706,124
Trinitas CLO VI Ltd. Series 2017-6A, Class ARRR(b) (3 mo. USD Term SOFR + 1.330%)
	900,000	5.649	01/25/34	899,730

4     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations(c) – (continued)
Trysail CLO Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.582%)
$1,121,238	5.907%	07/20/32	$1,121,014
Wellfleet CLO Ltd. Series 2021-3A, Class AR(b) (3 mo. USD Term SOFR + 1.200%)
5,000,000	5.519	01/15/35	5,003,905
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.490%)
475,000	5.804	07/28/37	476,713

			56,959,965

Credit Card – 1.3%
Barclays Dryrock Issuance Trust Series 2025-1, Class A
1,200,000	3.970	07/15/31	1,197,590
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
5,990,000	5.230	12/08/27	6,000,583

			7,198,173

Student Loan(c) – 2.4%
Access Group, Inc. Series 2013-1, Class A(b) (1 mo. USD Term SOFR + 0.614%)
179,008	4.971	02/25/36	178,952
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (b) (3 mo. USD Term SOFR + 1.830%)
2,100,000	6.148	01/15/37	2,108,402
ECMC Group Student Loan Trust Series 2017-1A, Class A (b) (1 mo. USD Term SOFR + 1.314%)
988,035	5.671	12/27/66	1,006,002
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
1,875,000	5.849	04/18/37	1,879,952
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
262,938	5.502	07/25/45	262,871
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1 mo. USD Term SOFR + 0.894%)
471,727	5.219	03/25/51	467,938
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R (b) (3 mo. USD Term SOFR + 1.200%)
1,942,647	5.526	01/20/32	1,940,891
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3 mo. USD Term SOFR + 1.212%)
69,158	5.552	04/25/38	68,215
Navient Student Loan Trust Series 2017-2A, Class A(b) (1 mo. USD Term SOFR + 1.164%)
1,451,944	5.521	12/27/66	1,464,226
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1 mo. USD Term SOFR + 0.814%)
1,012,894	5.163	03/26/40	998,454
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
1,500,000	5.856	04/20/38	1,506,378
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1 mo. USD Term SOFR + 0.704%)
1,359,946	5.053	08/25/40	1,353,104

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Student Loan(c) – (continued)
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1 mo. USD Term SOFR + 1.014%)
$204,739	5.370%		07/01/31	$204,598

				13,439,983

TOTAL ASSET-BACKED SECURITIES (Cost $91,801,107)				$92,097,697

Mortgage-Backed Obligations – 5.2%

Collateralized Mortgage Obligations – 0.3%

Regular Floater(c) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
$209,150	5.087	%(a)	09/15/37	$208,205
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
23,692	5.337		06/15/39	23,871
Federal Home Loan Mortgage Corp. REMICS Series 3374, Class FT (1 mo. USD Term SOFR + 0.414%)
29,269	4.787		04/15/37	28,517
Federal Home Loan Mortgage Corp. STRIPS Series 237, Class F23 (1 mo. USD Term SOFR + 0.514%)
67,199	4.887		05/15/36	66,646
Federal National Mortgage Association REMICS Series 2013-96, Class FW (1 mo. USD Term SOFR + 0.514%)
33,038	4.871		09/25/43	32,655
Federal National Mortgage Association REMICS Series 2006-72, Class XF (1 mo. USD Term SOFR + 0.614%)
107,326	4.971		08/25/36	106,525
Federal National Mortgage Association REMICS Series 2009-75, Class MF (1 mo. USD Term SOFR + 1.264%)
192,330	5.621		09/25/39	195,196
Federal National Mortgage Association REMICS Series 2008-22, Class FD (1 mo. USD Term SOFR + 0.954%)
129,035	5.311		04/25/48	129,226

				790,841

Sequential Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4248, Class LM
141,106	6.500		05/15/41	147,953

Sequential Floating Rate(a)(b)(c) – 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
442,000	6.006		12/25/41	444,087
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
94,249	6.256		04/25/42	94,583

The accompanying notes are an integral part of these financial statements.    5

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(b)(c) – (continued)
Verus Securitization Trust Series 2021-8, Class A1
$149,347	1.824%		11/25/66	$138,250

				676,920

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				1,615,714

Commercial Mortgage-Backed Securities – 4.1%

Sequential Fixed Rate(a) – 1.6%
Bank Series 2019-BN17, Class A4
$1,450,000	3.714%		04/15/52	$1,421,512
Bank5 Series 2024-5YR11, Class A3
1,000,000	5.893		11/15/57	1,051,363
Bank5 Series 2025-5YR17, Class A3
1,750,000	5.225		11/15/58	1,802,969
Benchmark Mortgage Trust Series 2024-V5, Class A3
2,050,000	5.805		01/10/57	2,133,898
BMO Mortgage Trust Series 2024-5C3, Class A3
950,000	5.739		02/15/57	985,559
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3
1,450,000	5.673		05/15/58	1,518,919

				8,914,220

Sequential Floating Rate(c) – 2.5%
Bank5 Series 2024-5YR12, Class A3
1,100,000	5.902	(a)	12/15/57	1,156,947
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,716,865	5.592	(b)	02/15/39	1,717,212
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,673,212	5.542	(b)	03/15/41	1,673,144
BX Trust Series 2021-ARIA, Class A (1 mo. USD Term SOFR + 1.014%)
1,100,000	5.164	(b)	10/15/36	1,099,231
BX Trust Series 2021-MFM1, Class A (1 mo. USD Term SOFR + 0.814%)
10,704	4.964	(b)	01/15/34	10,699
BX Trust Series 2021-BXMF, Class A (1 mo. USD Term SOFR + 0.750%)
565,618	4.900	(b)	10/15/26	564,817
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,200,000	5.792	(b)	02/15/41	1,197,205
Durst Commercial Mortgage Trust Series 2025-151, Class A
1,300,000	5.317	(b)	08/10/42	1,322,595
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1 mo. USD Term SOFR + 0.815%)
3,669,425	4.966	(b)	11/15/38	3,664,722
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 mo. USD Term SOFR + 1.019%)
437,258	5.170	(a)(b)	10/15/38	436,645

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF58, Class A (1 mo. USD Term SOFR + 0.614%)
$166,584	4.969	%(a)	01/25/26	$166,481
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF60, Class A (1 mo. USD Term SOFR + 0.604%)
94,963	4.959	(a)	02/25/26	94,997
ONE Mortgage Trust Series 2021-PARK, Class A (1 mo. USD Term SOFR + 0.814%)
919,000	5.178	(b)	03/15/36	905,753

				14,010,448

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$22,924,668

Federal Agencies – 0.8%
Uniform Mortgage-Backed Security – 0.8%
$4,312,465	6.500%		06/01/54	$4,484,078

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $28,789,631)				$29,024,460

Agency Debentures(a) – 0.5%

Sovereign – 0.5%
Federal Home Loan Banks
$2,695,000	4.380%		08/14/26	$2,691,914

(Cost $2,695,000)

Sovereign Debt Obligations – 0.4%

United States Dollar – 0.4%
Saudi Government International Bonds
$2,320,000	3.250%		10/26/26	$2,296,104

(Cost $2,357,096)

Municipal Debt Obligations(a) – 0.2%

Texas – 0.2%
San Antonio GO Bonds Taxable Series 2023
$1,330,000	5.635%		02/01/26	$1,333,696

(Cost $1,330,000)

U.S. Treasury Obligations – 14.6%
U.S. Treasury Notes
$52,040,000	2.750	%(d)	04/30/27	$51,322,417
30,730,000	2.625		05/31/27	30,221,035

TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,166,988)				$81,543,452

6     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Shares	Dividend Rate			Value

Investment Company(e) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,265,052	4.042%			$3,265,052

(Cost $3,265,052)

TOTAL INVESTMENTS BEFORE SHORT- TERM INVESTMENTS – 84.9% (Cost $473,256,927)				$476,117,357

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 12.3%

Certificates of Deposit – 2.6%
National Bank of Kuwait
$2,000,000	4.420%		08/19/26	$2,003,188
(Secured Overnight Financing Rate + 0.590%)
5,901,000	4.720	(c)	03/26/26	5,907,440
(Secured Overnight Financing Rate + 0.630%)
3,500,000	4.760	(c)	12/12/25	3,499,993
Natixis SA(c) (Secured Overnight Financing Rate + 0.620%)
3,155,000	4.750		10/29/26	3,163,983

				14,574,604

Commercial Paper(f) – 9.7%
Air Lease Corp.(b)
4,189,000	0.000		10/01/25	4,188,476
2,143,000	0.000		10/16/25	2,138,616
American Honda Finance Corp.
445,000	0.000		10/06/25	444,685
BASF SE(b)
2,229,000	0.000		10/17/25	2,224,437
3,023,000	0.000		11/07/25	3,009,079
CommonSpirit Health
5,722,000	0.000		10/24/25	5,704,220
1,987,000	0.000		10/30/25	1,979,234
Enel Finance America LLC
2,827,000	0.000	(b)	11/07/25	2,814,177
Energy Transfer LP(b)
5,471,000	0.000		10/01/25	5,470,353
Entergy Corp.(b)
2,670,000	0.000		12/05/25	2,649,137
Intesa Sanpaolo Funding LLC
3,253,000	0.000		10/03/25	3,251,782
Kookmin Bank(b)
2,845,000	0.000		10/17/25	2,839,398

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(f) – (continued)
Macquarie Group Ltd.
$2,742,000	0.000%	12/10/25	$2,720,089
National Bank of Kuwait(b)
1,000,000	0.000	05/01/26	975,110
Oracle Corp.(b)
1,058,000	0.000	01/15/26	1,045,024
TELUS Corp.(b)
2,908,000	0.000	02/24/26	2,852,903
Toronto-Dominion Bank(b)
1,168,000	0.000	12/17/25	1,157,651
VW Credit, Inc.(b)
1,393,000	0.000	10/07/25	1,391,827
3,037,000	0.000	03/16/26	2,978,130
4,637,000	0.000	09/24/26	4,451,918

			54,286,246

TOTAL SHORT- TERM INVESTMENTS (Cost $68,834,450)			$68,860,850

TOTAL INVESTMENTS – 97.7% (Cost $544,786,377)			$547,670,121

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			13,073,688

NET ASSETS – 100.0%			$560,743,809

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The accompanying notes are an integral part of these financial statements.    7

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	USD	2,243,216	EUR	1,901,517	12/08/25	$1,793

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	774	12/31/25	$161,300,391	$5,876
5 Year U.S. Treasury Notes	133	12/31/25	14,522,977	1,946
TOTAL FUTURES CONTRACTS				$7,822

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund		Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
12M SOFR(b)	3.750%	(b)	12/17/26	$262,190	$762,475	$1,134,216	$(371,741)
3.294%(c)	12M SOFR	(c)	09/15/27	20,410	11,023	(52,110)	63,133
3.500(c)	12M SOFR	(c)	12/17/27	191,740	(749,742)	(1,434,226)	684,484
3.500(c)	12M SOFR	(c)	12/17/28	36,690	(221,303)	(431,430)	210,127
3.253(c)	12M SOFR	(c)	02/28/30	10,450	31,392	2,000	29,392
TOTAL					$(166,155)	$(781,550)	$615,395

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.

(b)	Payments made at maturity.

(c)	Payments made annually.

Currency Abbreviations:
EUR —Euro
USD —U.S. Dollar

8     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
SOFR —Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.    9

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 62.7%

Collateralized Mortgage Obligations – 3.1%
Regular Floater(a) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$207,643	5.356%		02/25/55	$207,178
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
284,168	5.356		03/25/55	283,215

				490,393

Sequential Fixed Rate – 1.2%
Arroyo Mortgage Trust Series 2022-1, Class A1A
142,283	2.495	(b)(c)(d)	12/25/56	137,199
Federal Home Loan Mortgage Corp. REMICS Series 2329, Class ZA
51,376	6.500		06/15/31	52,751
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
28,277	6.500		02/15/36	29,561
Federal National Mortgage Association REMICS Series 2011-99,
Class DB
146,228	5.000		10/25/41	147,293
Federal National Mortgage Association REMICS Series 2012- 111, Class B
22,351	7.000		10/25/42	24,005
Federal National Mortgage Association REMICS Series 2012- 153, Class B
94,243	7.000		07/25/42	102,594
Federal National Mortgage Association REMICS Series 2011-52, Class GB
160,838	5.000		06/25/41	162,026
Government National Mortgage Association REMICS Series 2021-135, Class A
1,077,221	2.000	(b)	08/20/51	896,867

				1,552,296

Sequential Floating Rate(a)(b) – 1.5%
Angel Oak Mortgage Trust Series 2020-3, Class M1
150,000	3.809	(c)	04/25/65	140,739
Angel Oak Mortgage Trust Series 2021-7, Class A1
369,880	1.978	(c)	10/25/66	321,793
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
449,527	2.520	(c)	05/25/52	378,058
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
199,493	5.990	(c)	07/25/64	201,671
JP Morgan Mortgage Trust Series 2024-3, Class A4
333,878	3.000	(c)	05/25/54	303,445
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6 mo. USD Term SOFR + 1.148%)
16,386	5.353		11/25/29	15,795
OBX Trust Series 2021-NQM4, Class A1
384,871	1.957	(c)	10/25/61	330,455
OBX Trust Series 2022-J2, Class A1
193,961	3.500	(c)	08/25/52	174,656

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(b) – (continued)
Verus Securitization Trust Series 2021-8, Class A1
$57,136	1.824	%(c)	11/25/66	$52,891

				1,919,503

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS				3,962,192

Commercial Mortgage-Backed Securities – 8.0%
Regular Floater(a)(c) – 0.3%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$450,000	5.643%		11/15/41	$450,651

Sequential Fixed Rate – 3.8%
Bank Series 2019-BN24, Class A3
600,000	2.960	(b)	11/15/62	565,298
Bank Series 2020-BN29, Class A4
600,000	1.997	(b)	11/15/53	525,141
Bank Series 2024-BNK47, Class A5
100,000	5.716	(b)	06/15/57	106,338
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4
150,000	3.574	(b)	02/15/50	148,631
Bank5 Series 2024-5YR10, Class A3
200,000	5.302	(b)	10/15/57	205,968
Bank5 Series 2024-5YR11, Class A3
200,000	5.893	(b)	11/15/57	210,273
Bank5 Series 2025-5YR15, Class A3
250,000	5.452	(b)	07/15/58	259,960
Bank5 Series 2025-5YR17, Class A3
400,000	5.225	(b)	11/15/58	412,107
BBCMS Mortgage Trust Series 2024-C24, Class AS
125,000	5.867	(b)	02/15/57	131,429
BBCMS Mortgage Trust Series 2025-5C34, Class A3
450,000	5.659	(b)	05/15/58	471,700
BBCMS Mortgage Trust Series 2025-5C36, Class A3
300,000	5.517	(b)	08/15/58	312,687
BMO Mortgage Trust Series 2023-C7, Class A5
300,000	6.160	(b)	12/15/56	323,075
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388	(c)	11/13/41	463,482
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	(b)	04/15/54	450,158
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3
300,000	5.673	(b)	05/15/58	314,259

				4,900,506

Sequential Floating Rate(a) – 3.9%
Bank Series 2021-BN37, Class A5
600,000	2.618	(b)	11/15/64	534,244
Bank Series 2021-BN31, Class AS
250,000	2.211	(b)	02/15/54	214,649
Bank5 Series 2024-5YR12, Class A3
400,000	5.902	(b)	12/15/57	420,708

10     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a) – (continued)
Benchmark Mortgage Trust Series 2022-B37, Class A5
$100,000	5.941	%(b)	11/15/55	$106,450
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
213,486	5.492	(c)	03/15/41	213,632
BMO Mortgage Trust Series 2023-C4, Class A5
225,000	5.117	(b)	02/15/56	229,926
BPR Trust Series 2024-PMDW, Class A
150,000	5.358	(c)	11/05/41	152,613
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
250,000	5.548	(c)	06/15/44	256,594
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
158,515	5.542	(c)	03/15/41	158,508
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
200,000	5.591	(c)	11/13/46	203,664
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
425,000	5.792	(c)	02/15/41	424,010
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
150,000	6.240	(c)	03/15/41	149,974
Durst Commercial Mortgage Trust Series 2025-151, Class A
300,000	5.317	(c)	08/10/42	305,214
Houston Galleria Mall Trust Series 2025-HGLR, Class A
150,000	5.644	(c)	02/05/45	154,967
IRV Trust Series 2025-200P, Class A
400,000	5.471	(b)(c)	03/14/47	408,878
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
125,000	5.990	(c)	10/05/39	127,524
MAD Commercial Mortgage Trust Series 2025-11MD, Class A
419,000	4.754	(c)	10/15/42	417,791
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
100,000	6.014	(b)	12/15/56	108,097
TYSN Mortgage Trust Series 2023-CRNR, Class A
155,000	6.799	(c)	12/10/33	163,596
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 (1 mo. USD Term SOFR + 1.691%)
300,000	5.841	(c)	08/15/41	298,693

				5,049,732

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES				$10,400,889

Federal Agencies – 51.6%
Adjustable Rate Federal Home Loan Mortgage Corp.(a) – 0.1%
(1 yr. CMT + 2.250%)
$70,989	6.646%		09/01/33	$72,373

Adjustable Rate Federal National Mortgage Association(a) – 0.3%
(RFUCC 1 yr. Treasury + 1.670%)
10,896	6.170		11/01/32	11,168
(RFUCC 6 mo. Treasury + 1.413%)
159,653	6.038		05/01/33	162,029

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Federal National Mortgage Association(a) – (continued)
(1 yr. CMT + 2.161%)
$2,128	6.270%	06/01/33	$2,170
(RFUCC 1 yr. Treasury + 1.656%)
65,461	6.629	10/01/33	67,341
(1 yr. CMT + 2.192%)
64,149	6.428	02/01/35	65,543
(RFUCC 1 yr. Treasury + 1.389%)
63,650	6.889	09/01/35	65,127

			373,378

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(a)
460	5.625	02/20/26	460
29	4.625	07/20/26	29
3,417	5.625	01/20/27	3,428
960	5.625	02/20/27	964
11,439	5.625	04/20/27	11,495
923	5.625	05/20/27	928
2,025	5.625	06/20/27	2,036
842	4.750	11/20/27	844
7	5.000	11/20/27	7
2,345	4.750	12/20/27	2,352
6,469	5.625	01/20/28	6,510
2,415	5.625	02/20/28	2,431
2,189	5.625	03/20/28	2,204
17,280	4.625	07/20/29	17,454
4,610	4.625	08/20/29	4,658
1,612	4.625	09/20/29	1,628
7,465	4.750	10/20/29	7,522
11,403	4.750	11/20/29	11,493
1,696	4.750	12/20/29	1,710
3,437	5.625	01/20/30	3,475
1,027	5.625	02/20/30	1,038
5,707	5.625	03/20/30	5,772
9,319	5.625	04/20/30	9,436
26,964	5.625	05/20/30	27,310
3,128	5.625	06/20/30	3,168
23,997	5.000	07/20/30	24,289
4,326	5.000	09/20/30	4,380
7,559	4.750	10/20/30	7,633
17,536	5.625	03/20/32	17,796

			182,450

Federal Home Loan Mortgage Corp. – 0.2%
6,625	6.500	07/01/28	6,660
39,475	4.500	03/01/29	39,593
4,391	5.000	08/01/33	4,463
665	5.000	09/01/33	676
1,754	5.000	10/01/33	1,783
1,013	5.000	11/01/34	1,031
39,950	5.000	12/01/34	40,681
2,619	5.000	07/01/35	2,667
2	5.000	11/01/35	2
5,999	5.000	12/01/35	6,113
9,959	5.000	02/01/37	10,169

The accompanying notes are an integral part of these financial statements.    11

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$715	5.000%	03/01/38	$730
26,130	5.000	07/01/39	26,646
4,528	4.000	06/01/40	4,419
1,575	5.000	08/01/40	1,607
522	4.500	11/01/40	524
30,250	4.000	02/01/41	29,509
1,918	5.000	06/01/41	1,956
61,450	5.000	07/01/41	62,770
2,801	4.000	11/01/41	2,735
3,106	3.000	05/01/42	2,857
4,493	3.000	08/01/42	4,133
5,889	3.000	01/01/43	5,435
26,812	3.000	02/01/43	24,748

			281,907

Federal National Mortgage Association – 0.1%
667	6.500	11/01/28	674
16,180	7.000	07/01/31	16,957
141,204	5.500	07/01/33	145,372

			163,003

Government National Mortgage Association – 14.4%
1,073	7.000	12/15/27	1,074
2,187	6.500	08/15/28	2,207
12,525	6.000	01/15/29	12,728
27,824	7.000	10/15/29	28,482
7,379	5.500	11/15/32	7,569
220,226	5.500	12/15/32	227,031
3,093	5.500	01/15/33	3,146
14,618	5.500	02/15/33	15,061
13,315	5.500	03/15/33	13,680
15,801	5.500	07/15/33	16,185
7,217	5.500	08/15/33	7,400
2,815	5.500	09/15/33	2,872
7,540	5.500	04/15/34	7,721
6,300	5.500	05/15/34	6,444
86,735	5.500	06/15/34	89,850
66,920	5.500	09/15/34	69,404
65,605	5.500	12/15/34	68,128
50,843	5.500	01/15/35	52,785
18,514	5.000	03/15/38	18,917
2,092	4.000	02/20/41	2,037
3,372	4.000	11/20/41	3,280
567	4.000	01/20/42	551
1,828	4.000	04/20/42	1,777
1,131	4.000	10/20/42	1,098
123,401	4.000	08/20/43	119,656
1,619	4.000	03/20/44	1,567
1,984	4.000	05/20/44	1,921
138,069	4.000	11/20/44	133,521
619,053	4.000	06/20/45	598,086
137,447	4.000	01/20/46	132,527
93,484	4.500	02/20/48	92,770
48,494	5.000	08/20/48	49,124
411,010	5.000	10/20/48	416,093

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$226,059	5.000%	11/20/48	$228,855
351,950	5.000	12/20/48	356,083
493,990	5.000	01/20/49	499,791
620,351	4.000	02/20/49	593,495
307,084	5.000	03/20/49	310,882
1,636,628	3.000	11/20/49	1,468,180
1,048,317	3.000	02/20/50	940,015
345,262	3.000	03/20/50	309,338
109,836	3.500	01/20/51	101,459
477,959	2.500	11/20/51	409,580
697,822	3.000	12/20/51	624,296
273,434	2.500	12/20/51	234,316
794,807	3.500	02/20/53	734,196
2,000,000	2.500	TBA-30yr(e)	1,721,596
6,000,000	2.000	TBA-30yr(e)	4,962,458
1,000,000	4.500	TBA-30yr(e)	969,722
2,000,000	5.500	TBA-30yr(e)	2,014,840

			18,683,794

Uniform Mortgage-Backed Security – 36.3%
580	4.500	07/01/36	582
608	4.500	04/01/39	608
2,739	4.500	05/01/39	2,745
1,218	4.000	08/01/39	1,187
5,530	4.500	08/01/39	5,542
98,049	4.500	12/01/39	98,272
6,071	4.500	01/01/41	6,094
5,959	4.500	05/01/41	5,946
28,358	4.500	08/01/41	28,393
60,000	4.500	08/01/42	60,044
5,669	3.000	11/01/42	5,248
63,334	3.000	12/01/42	59,104
169,768	3.000	01/01/43	157,715
28,889	3.000	02/01/43	26,879
220,794	3.000	03/01/43	204,550
374,446	3.000	04/01/43	346,545
242,543	3.000	05/01/43	224,331
47,710	3.000	06/01/43	44,083
370,080	3.000	07/01/43	341,921
334,003	4.500	10/01/44	330,834
369,559	4.500	04/01/45	368,972
45,191	4.500	05/01/45	45,106
173,550	4.500	06/01/45	171,902
150,264	4.000	11/01/45	145,002
53,522	4.000	03/01/46	51,432
3,899	4.500	05/01/46	3,868
27,389	4.000	06/01/46	26,234
43,943	4.500	08/01/46	43,585
8,498	4.000	08/01/46	8,139
63,841	4.000	10/01/46	61,147
15,738	4.500	06/01/47	15,640
445,246	4.500	11/01/47	440,643
153,700	4.000	12/01/47	148,115
145,776	4.000	01/01/48	140,342
564,445	4.000	02/01/48	543,332

12     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$391,611	4.000%	03/01/48	$376,769
447,009	4.000	06/01/48	429,789
140,312	4.000	08/01/48	134,818
611,934	5.000	11/01/48	620,070
791,841	4.500	01/01/49	779,942
220,437	4.500	03/01/49	216,918
636,330	4.500	04/01/49	625,698
39,545	3.500	07/01/49	36,784
942,029	3.000	09/01/49	846,488
1,381,469	4.500	03/01/50	1,366,135
2,238,830	2.500	09/01/50	1,930,301
2,544,007	2.000	10/01/50	2,072,924
2,543,819	2.000	11/01/50	2,071,883
835,876	2.500	11/01/50	718,335
1,636,425	2.500	02/01/51	1,391,037
2,302,884	2.500	05/01/51	1,979,771
5,854	4.500	05/01/51	5,730
728,656	2.000	05/01/51	591,955
4,015,931	2.000	12/01/51	3,255,528
2,524,511	2.000	02/01/52	2,045,624
152,763	4.500	04/01/52	149,017
762,524	5.500	09/01/52	779,415
867,505	6.000	11/01/52	898,157
151,590	6.000	12/01/52	157,230
814,588	4.500	05/01/53	800,565
852,475	6.500	06/01/54	895,576
3,000,000	3.000	TBA-30yr(e)	2,634,961
1,000,000	4.000	TBA-30yr(e)	942,305
2,000,000	5.000	TBA-30yr(e)	1,983,359
1,000,000	3.500	TBA-30yr(e)	913,711
6,000,000	5.500	TBA-30yr(e)	6,049,922
4,000,000	6.000	TBA-30yr(e)	4,085,938
1,000,000	6.500	TBA-30yr(e)	1,033,398

			46,984,135

TOTAL FEDERAL AGENCIES			$66,741,040

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $83,174,685)			$81,104,121

Asset-Backed Securities(b) – 3.3%

Automotive – 0.9%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$69,691	4.700%	09/15/27	$69,731
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
200,000	4.780	07/16/29	201,335
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)(d)
325,000	4.870	08/15/36	332,474
Ford Credit Auto Owner Trust Series 2025-2, Class A(c)(d)
300,000	4.370	02/15/38	301,566

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Automotive – (continued)
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
$275,000	4.740%	01/16/29	$275,941

			1,181,047

Collateralized Loan Obligations(a)(c) – 0.8%
Towd Point Mortgage Trust Series 2017-4, Class A2
1,030,153	3.000	06/25/57	978,479

Credit Card – 0.5%
American Express Credit Account Master Trust Series 2025-3, Class A
400,000	4.510	04/15/32	408,061
Barclays Dryrock Issuance Trust Series 2025-1, Class A
275,000	3.970	07/15/31	274,448

			682,509

Student Loan(a)(c) – 1.1%
ECMC Group Student Loan Trust Series 2018-2A, Class A (1 mo. USD Term SOFR + 0.914%)
697,483	5.271	09/25/68	686,513
Scholar Funding Trust Series 2013-A, Class A (1 mo. USD Term SOFR + 0.764%)
760,727	5.119	01/30/45	748,865

			1,435,378

TOTAL ASSET-BACKED SECURITIES (Cost $4,342,222)			$4,277,413

Agency Debentures – 2.7%

Sovereign – 2.7%
Federal Home Loan Banks
$3,620,000	3.500%	06/11/32	$3,496,196
(Cost $3,661,922)

Municipal Debt Obligations – 1.6%

New Jersey – 1.6%
New Jersey Economic Development Authority RB Taxable Series A
$2,000,000	7.425%	02/15/29	$2,102,503
(Cost $2,000,000)

U.S. Treasury Obligations – 47.3%
U.S. Treasury Bonds
$570,000	4.375%	05/15/40	$563,944
1,260,000	4.750	02/15/41	1,292,484
1,630,000	3.625	02/15/44	1,414,534
4,100,000	3.375	05/15/44	3,420,297
1,170,000	4.625	05/15/44	1,161,408
1,770,000	3.125	08/15/44	1,417,106
680,000	3.125	05/15/48	524,237
680,000	3.000	08/15/48	511,169

The accompanying notes are an integral part of these financial statements.    13

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
$720,000	2.375%		11/15/49	$471,038
4,870,000	4.000		11/15/52	4,309,189
13,000	4.250		08/15/54	12,003
580,000	4.750		05/15/55	581,812
U.S. Treasury Inflation-Indexed Bonds
913,931	1.500		02/15/53	731,752
U.S. Treasury Notes
7,940,000	1.250		05/31/28	7,464,220
287,600	3.625		03/31/30	286,432
6,052,800	0.625		05/15/30	5,261,680
8,085,300	3.750		05/31/30	8,090,985
1,380,000	3.750		06/30/30	1,380,647
1,670,000	3.625		09/30/30	1,661,520
6,220,000	4.625	(f)	05/31/31	6,475,117
1,700,000	3.875		09/30/32	1,694,422
2,100,000	4.375		05/15/34	2,148,891
6,450,000	4.250		11/15/34	6,524,578
U.S. Treasury STRIPS Coupon(g)
1,791,200	0.000		11/15/29	1,533,677
440,000	0.000		08/15/30	365,027
440,000	0.000		11/15/30	361,127
470,000	0.000		08/15/31	373,330
900,000	0.000		11/15/31	706,809
440,000	0.000		08/15/33	318,337
360,000	0.000		08/15/35	235,167

TOTAL U.S. TREASURY OBLIGATIONS (Cost $62,855,281)				$61,292,939

Shares	Dividend Rate			Value

Investment Company(h) – 1.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,012,924			4.042%	$2,012,924
(Cost $2,012,924)

TOTAL INVESTMENTS – 119.2%
(Cost $158,047,034)				$154,286,096

LIABILITIES IN EXCESS OF OTHER ASSETS – (19.2)%				(24,830,807)

NET ASSETS – 100.0%				$129,455,289

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2025.

(e)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $27,312,210 which represents approximately 21.1% of net assets as of September 30, 2025.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an affiliated issuer.

14     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/20/25	$(3,000,000)	$(2,679,549)
Government National Mortgage Association	4.000	TBA - 30yr	10/20/25	(1,000,000)	(940,308)
Government National Mortgage Association	5.000	TBA - 30yr	10/15/25	(1,000,000)	(994,691)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/14/25	(7,000,000)	(5,641,562)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	10/14/25	(1,000,000)	(842,422)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/14/25	(5,000,000)	(4,849,609)

(PROCEEDS RECEIVED: $(15,987,305))					$(15,948,141)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	42	12/19/25	$4,725,000	$1,284
2 Year U.S. Treasury Notes	119	12/31/25	24,799,414	9,955
20 Year U.S. Treasury Bonds	5	12/19/25	582,969	2,084
Ultra Long U.S. Treasury Bonds	1	12/19/25	120,062	(533)

Total				$12,790

Short position contracts:
5 Year U.S. Treasury Notes	(113)	12/31/25	(12,339,070)	2,028
Ultra 10-Year U.S. Treasury Notes	(89)	12/19/25	(10,241,953)	(103,060)

Total				$(101,032)

TOTAL FUTURES CONTRACTS				$(88,242)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.490%(a)	12M SOFR(a)	05/31/27	$10		$25	$(12)	$37
3.062(b)	12M SOFR(b)	08/31/27	3,570	(c)	2,906	272	2,634
3.294(a)	12M SOFR(a)	09/15/27	6,580	(c)	3,554	(17,371)	20,925
12M SOFR(b)	3.368%(b)	06/23/28	18,070	(c)	29,633	12,718	16,915
3.253(a)	12M SOFR(a)	02/28/30	3,360	(c)	10,094	669	9,425
3.600(a)	12M SOFR(a)	06/23/30	19,050	(c)	(61,133)	(17,555)	(43,578)
3.528(a)	12M SOFR(a)	07/15/30	1,300	(c)	(6,257)	(6,867)	610
12M SOFR(a)	3.373(a)	11/06/30	3,150	(c)	(98)	10,593	(10,691)
12M SOFR(a)	3.379(a)	08/31/31	5,070	(c)	(547)	9,068	(9,615)

The accompanying notes are an integral part of these financial statements.    15

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	4.098%(a)	06/24/35	$4,640	(c)	$28,273	$ 2,836	$ 25,437
3.805%(a)	12M SOFR(a)	08/31/36	2,800	(c)	(22,722)	(16,656)	(6,066)
12M SOFR(a)	4.574(a)	07/16/40	7,450	(c)	28,323	(31,718)	60,041
3.848(a)	12M SOFR(a)	07/17/55	5,780	(c)	(5,918)	48,536	(54,454)
3.977(a)	12M SOFR(a)	11/06/55	830	(c)	(7,386)	(6,063)	(1,323)

TOTAL					$(1,253)	$(11,550)	$ 10,297

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.

Currency Abbreviations:
USD —U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
RB	—Revenue Bond
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

Abbreviation:

SOFR —Secured Overnight Financing Rate

16     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 10.9%

Sovereign – 10.9%
U.S. Treasury Inflation-Indexed Notes
$22,112,569	1.875%	07/15/35	$22,296,553
(Cost $22,258,047)

U.S. Treasury Obligations – 86.0%
U.S. Treasury Inflation-Indexed Bonds
$10,686,261	1.500%	02/15/53	$8,556,105
18,588,033	2.125	02/15/54	17,167,065
U.S. Treasury Inflation-Indexed Notes
6,537,069	0.375	07/15/27	6,493,659
51,832,083	2.125 (a)	04/15/29	53,498,404
19,382,586	1.625	10/15/29	19,766,452
36,957,924	1.625	04/15/30	37,529,616
5,414,716	1.875	07/15/34	5,494,245
21,136,829	2.125	01/15/35	21,763,503
U.S. Treasury Notes
2,640,000	3.625	09/30/30	2,626,594
2,690,000	3.875	09/30/32	2,681,173

TOTAL U.S. TREASURY OBLIGATIONS (Cost $173,026,117)			$175,576,816

Shares	Dividend Rate	Value

Investment Company(b) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,247,650	4.042%	$1,247,650
(Cost $ 1,247,650)

TOTAL INVESTMENTS – 97.5% (Cost $ 196,531,814)		$199,121,019

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		5,049,110

NET ASSETS – 100.0%		$204,170,129

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	182	12/19/25	$20,475,000	$77,313
2 Year U.S. Treasury Notes	214	12/31/25	44,597,266	(22,929)
20 Year U.S. Treasury Bonds	250	12/19/25	29,148,438	584,619

Total				$639,003

Short position contracts:
5 Year U.S. Treasury Notes	(216)	12/31/25	(23,586,188)	(10,220)
Ultra 10-Year U.S. Treasury Notes	(194)	12/19/25	(22,325,156)	(210,752)
Ultra Long U.S. Treasury Bonds	(149)	12/19/25	(17,889,313)	(441,008)

Total				$(661,980)

TOTAL FUTURES CONTRACTS				$(22,977)

The accompanying notes are an integral part of these financial statements.    17

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.007%(a)	12M CPI-U(a)	02/07/26	$6,300		$888,448	$4	$888,444
12M SOFR(b)	3.490%(b)	05/31/27	10		(24)	(13)	(11)
3.062(a)	12M SOFR(a)	08/31/27	11,270	(c)	9,173	(3,783)	12,956
3.294(b)	12M SOFR(b)	09/15/27	20,770	(c)	11,218	(54,827)	66,045
12M SOFR(a)	3.368(a)	06/23/28	65,600	(c)	107,578	51,902	55,676
12M CPI-U(a)	2.103(a)	02/07/29	6,300		(925,010)	32	(925,042)
3.253(b)	12M SOFR(b)	02/28/30	10,580	(c)	31,783	2,106	29,677
3.600(b)	12M SOFR(b)	06/23/30	68,980	(c)	(221,364)	(67,796)	(153,568)
3.528(b)	12M SOFR(b)	07/15/30	3,960	(c)	(19,061)	(4,296)	(14,765)
12M SOFR(b)	3.373(b)	11/06/30	4,970	(c)	(154)	17,298	(17,452)
12M SOFR(b)	3.379(b)	08/31/31	16,010	(c)	(1,726)	54,721	(56,447)
12M SOFR(b)	3.845(b)	05/21/32	5,680	(c)	90,446	(6,638)	97,084
12M SOFR(b)	4.098(b)	06/24/35	16,800	(c)	102,367	2,908	99,459
3.805(b)	12M SOFR(b)	08/31/36	8,800	(c)	(71,410)	(71,293)	(117)
12M SOFR(b)	4.574(b)	07/16/40	22,550	(c)	85,731	(42,551)	128,282
4.213(b)	12M SOFR(b)	05/21/55	3,740	(c)	(7,904)	(6,844)	(1,060)
3.848(b)	12M SOFR(b)	07/17/55	17,410	(c)	(17,827)	57,406	(75,233)
3.977(b)	12M SOFR(b)	11/06/55	1,330	(c)	(11,835)	(9,959)	(1,876)

TOTAL					$50,429	$(81,623)	$132,052

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.

Abbreviation:
SOFR —Secured Overnight Financing Rate

18     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 41.7%

Aerospace & Defense(a) – 1.6%
Boeing Co.
$5,400,000	2.600%		10/30/25	$5,390,928
8,071,000	2.700		02/01/27	7,911,275
7,420,000	5.150		05/01/30	7,614,849

				20,917,052

Agriculture(a) – 0.8%
Altria Group, Inc.
2,833,000	4.875		02/04/28	2,878,385
BAT International Finance PLC
8,000,000	1.668		03/25/26	7,899,680

				10,778,065

Automotive(a) – 0.7%
General Motors Financial Co., Inc.
8,800,000	1.500		06/10/26	8,630,512

Banks – 12.1%
Bank of America Corp. (a)(b) (5 yr. CMT + 2.760%)
1,690,000	4.375		01/27/27	1,659,935
(5 yr. CMT + 3.231%)
1,595,000	6.125		04/27/27	1,612,114
(Secured Overnight Financing Rate + 0.830%)
12,843,000	4.979		01/24/29	13,083,293
(Secured Overnight Financing Rate + 2.040%)
7,000,000	4.948		07/22/28	7,100,380
Bank of New York Mellon Corp. (a)(b) (5 yr. CMT + 3.352%)
1,680,000	3.700		03/20/26	1,664,074
Bank of Nova Scotia (a)(b) (Secured Overnight Financing Rate +
0.890%)
6,955,000	4.932		02/14/29	7,070,244
Barclays PLC (a)(b) (5 yr. CMT + 5.867%)
1,640,000	6.125		12/15/25	1,642,214
(Secured Overnight Financing Rate + 1.490%)
3,115,000	5.674		03/12/28	3,175,057
(Secured Overnight Financing Rate + 2.210%)
2,445,000	5.829		05/09/27	2,466,516
BPCE SA (c)
2,435,000	3.250		01/11/28	2,383,938
(Secured Overnight Financing Rate + 1.520%)
3,675,000	1.652	(a)(b)	10/06/26	3,675,000
Citigroup, Inc. (a)(b) (3 mo. USD Term SOFR + 4.779%)
1,610,000	6.250		08/15/26	1,619,998
(5 yr. CMT + 3.209%)
1,555,000	7.375		05/15/28	1,620,932
(5 yr. CMT + 3.417%)
5,000,000	3.875		02/18/26	4,952,600
(5 yr. CMT + 3.597%)
4,865,000	4.000		12/10/25	4,841,016
(Secured Overnight Financing Rate + 1.280%)
7,000,000	3.070		02/24/28	6,892,900

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.887%)
$7,000,000	4.658%	05/24/28	$7,052,150
Citizens Financial Group, Inc. (a)(b) (5 yr. CMT + 5.313%)
4,165,000	5.650	10/06/25	4,165,000
Credit Agricole SA (a)(b)(c) (5 yr. USD Swap + 6.185%)
2,410,000	8.125	12/23/25	2,426,942
Deutsche Bank AG (a)(b)
(Secured Overnight Financing Rate + 1.210%)
4,417,000	5.373	01/10/29	4,511,303
(Secured Overnight Financing Rate + 1.594%)
3,135,000	5.706	02/08/28	3,191,022
HSBC Holdings PLC (a)(b) (Secured Overnight Financing Rate + 3.350%)
2,945,000	7.390	11/03/28	3,128,473
Huntington National Bank (a)(b) (Secured Overnight Financing Rate + 0.720%)
1,569,000	5.048	04/12/28	1,569,879
JPMorgan Chase & Co. (a)(b)
(5 yr. CMT + 2.850%)
1,690,000	3.650	06/01/26	1,670,024
(Secured Overnight Financing Rate + 0.800%)
3,037,000	4.915	01/24/29	3,091,545
M&T Bank Corp. (a)(b) (5 yr. CMT + 2.679%)
3,599,000	3.500	09/01/26	3,472,315
Macquarie Group Ltd. (a)(b)(c) (Secured Overnight Financing Rate
+ 1.069%)
2,100,000	1.340	01/12/27	2,081,940
Morgan Stanley (a)(b) (Secured Overnight Financing Rate + 0.720%)
4,025,000	0.985	12/10/26	3,998,797
(Secured Overnight Financing Rate + 1.215%)
5,000,000	5.042	07/19/30	5,122,950
(Secured Overnight Financing Rate + 1.380%)
5,964,000	4.994	04/12/29	6,080,298
PNC Financial Services Group, Inc. (a)(b) (5 yr. CMT + 3.238%)
1,610,000	6.200	09/15/27	1,636,855
Societe Generale SA (a)(b)(c) (1 yr. CMT + 1.500%)
3,155,000	5.519	01/19/28	3,195,068
Sumitomo Mitsui Trust Bank Ltd. (c)
10,294,000	4.500	03/13/28	10,377,176
Toronto-Dominion Bank
4,754,000	4.861	01/31/28	4,837,718
Truist Financial Corp. (a)(b) (5 yr. CMT + 4.605%)
3,200,000	4.950	10/06/25	3,194,880
Wells Fargo & Co. (a)(b) (5 yr. CMT + 3.453%)
1,685,000	3.900	03/15/26	1,669,616
(5 yr. CMT + 3.606%)
1,515,000	7.625	09/15/28	1,624,156
(Secured Overnight Financing Rate + 1.510%)
7,000,000	3.526	03/24/28	6,937,840
(Secured Overnight Financing Rate + 1.980%)
7,000,000	4.808	07/25/28	7,084,140

The accompanying notes are an integral part of these financial statements.    19

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Westpac New Zealand Ltd. (c)
$2,265,000	4.902%	02/15/28	$2,303,029

			159,883,327

Beverages(a)(c) – 0.6%
Bacardi-Martini BV
3,775,000	5.550	02/01/30	3,901,198
JDE Peet’s NV
4,230,000	2.250	09/24/31	3,667,030

			7,568,228

Building Materials(a)(c) – 0.2%
JELD-WEN, Inc.
125,000	4.875	12/15/27	122,187
Standard Industries, Inc.
1,940,000	4.750	01/15/28	1,924,034

			2,046,221

Chemicals(a) – 0.4%
Celanese U.S. Holdings LLC
2,332,000	6.665	07/15/27	2,391,653
OCP SA (c)
1,530,000	6.100	04/30/30	1,602,675
SNF Group SACA (c)
1,650,000	3.125	03/15/27	1,609,806

			5,604,134

Commercial Services(a) – 1.3%
Brink’s Co. (c)
915,000	6.500	06/15/29	942,386
DP World Crescent Ltd.
2,060,000	3.750	01/30/30	1,999,488
Global Payments, Inc.
3,175,000	1.200	03/01/26	3,132,709
Quanta Services, Inc.
10,660,000	4.750	08/09/27	10,781,417

			16,856,000

Diversified Financial Services(a) – 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
827,000	4.625	10/15/27	833,476
5,000,000	6.150	09/30/30	5,356,800
Air Lease Corp.
5,175,000	1.875	08/15/26	5,068,188
Ally Financial, Inc. (b) (7 yr. CMT + 3.481%)
3,740,000	4.700	05/15/28	3,444,016
American Express Co. (b) (5 yr. CMT + 2.854%)
1,725,000	3.550	09/15/26	1,690,655
Aviation Capital Group LLC (c)
1,725,000	1.950	01/30/26	1,709,147
Jefferies Financial Group, Inc.
4,739,000	4.750	08/11/26	4,747,341
Macquarie Airfinance Holdings Ltd. (c)
260,000	6.400	03/26/29	273,385

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(a) – (continued)
OneMain Finance Corp.
$1,745,000	6.125%	05/15/30	$1,771,262
Rocket Cos., Inc. (c)
2,135,000	6.125	08/01/30	2,191,791
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (c)
10,460,000	2.875	10/15/26	10,255,925

			37,341,986

Electrical(a) – 1.0%
Emera, Inc. (b) (3 mo. USD LIBOR + 5.440%)
3,105,000	6.750	06/15/76	3,124,034
Enel Finance International NV (c)
7,875,000	1.625	07/12/26	7,717,343
Vistra Operations Co. LLC (c)
2,965,000	5.000	07/31/27	2,961,323

			13,802,700

Electrical Components & Equipment(a)(c) – 0.1%
WESCO Distribution, Inc.
1,485,000	6.375	03/15/29	1,529,090

Energy-Alternate Sources(a)(c) – 0.0%
Greenko Dutch BV
173,000	3.850	03/29/26	171,314

Engineering & Construction(a) – 0.2%
MasTec, Inc.
754,000	5.900	06/15/29	788,729
Mexico City Airport Trust
2,040,000	3.875	04/30/28	1,999,200

			2,787,929

Environmental(a) – 1.1%
Veralto Corp.
6,710,000	5.500	09/18/26	6,790,654
Waste Management, Inc.
7,332,000	4.500	03/15/28	7,421,451

			14,212,105

Food & Drug Retailing – 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC (a)(c)
3,630,000	3.250	03/15/26	3,608,148
Campbell’s Co.
3,700,000	5.200	03/19/27	3,756,610
Mars, Inc. (a)(c)
13,054,000	4.600	03/01/28	13,212,867

			20,577,625

Healthcare Providers & Services(a) – 2.9%
Adventist Health System
4,560,000	4.742	12/01/30	4,561,762
Centene Corp.
1,900,000	4.250	12/15/27	1,867,719
8,410,000	2.450	07/15/28	7,824,664

20     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(a) – (continued)
Cigna Group
$2,610,000	4.500%	02/25/26	$2,608,669
GE HealthCare Technologies, Inc.
6,150,000	5.650	11/15/27	6,339,973
HCA, Inc.
6,000,000	5.875	02/15/26	6,004,500
3,650,000	5.625	09/01/28	3,765,741
5,517,000	4.125	06/15/29	5,468,892

			38,441,920

Insurance(c) – 0.0%
Athene Global Funding
305,000	1.450	01/08/26	302,569

Internet – 0.8%
Gen Digital, Inc. (a)(c)
3,110,000	6.750	09/30/27	3,158,516
Netflix, Inc. (c)
6,025,000	5.375	11/15/29	6,303,716
Uber Technologies, Inc. (a)
1,600,000	4.300	01/15/30	1,604,864

			11,067,096

Investment Companies(a) – 0.3%
Blue Owl Credit Income Corp.
3,355,000	3.125	09/23/26	3,306,285

Iron/Steel(c) – 0.0%
POSCO
310,000	5.750	01/17/28	319,632

Leisure Time(a)(c) – 0.1%
Royal Caribbean Cruises Ltd.
1,825,000	5.625	09/30/31	1,859,237

Lodging(a) – 0.2%
Las Vegas Sands Corp.
1,820,000	5.625	06/15/28	1,858,174
680,000	6.000	06/14/30	707,780

			2,565,954

Machinery-Diversified(a) – 1.9%
Ingersoll Rand, Inc.
17,330,000	5.197	06/15/27	17,623,223
Nordson Corp.
7,468,000	4.500	12/15/29	7,515,198

			25,138,421

Mining(a)(c) – 0.4%
Glencore Funding LLC
5,000,000	5.371	04/04/29	5,151,400

Miscellaneous Manufacturing(a) – 0.9%
Axon Enterprise, Inc. (c)
750,000	6.125	03/15/30	771,030
Hillenbrand, Inc.
1,191,000	6.250	02/15/29	1,221,442

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Miscellaneous Manufacturing(a) – (continued)
Teledyne Technologies, Inc.
$9,375,000	1.600%		04/01/26	$9,246,281

				11,238,753

Oil Field Services – 0.9%
Pertamina Persero PT (a)
2,630,000	3.100		01/21/30	2,482,063
Petroleos Mexicanos
210,000	6.875	(a)	10/16/25	209,811
200,000	6.500		01/23/29	203,400
300,000	8.750	(a)	06/02/29	323,775
2,500,000	6.840	(a)	01/23/30	2,543,775
QatarEnergy (a)
2,160,000	1.375		09/12/26	2,100,211
Saudi Arabian Oil Co. (a)
2,130,000	1.625		11/24/25	2,116,581
Sunoco LP (a)(c)
1,740,000	7.000		05/01/29	1,801,857

				11,781,473

Packaging(a) – 0.4%
Berry Global, Inc.
3,200,000	1.570		01/15/26	3,172,416
Silgan Holdings, Inc. (c)
1,925,000	1.400		04/01/26	1,891,447

				5,063,863

Pharmaceuticals – 1.0%
Cardinal Health, Inc.
10,569,000	4.700		11/15/26	10,641,715
PRA Health Sciences, Inc. (a)(c)
3,144,000	2.875		07/15/26	3,093,884

				13,735,599

Pipelines(a) – 2.0%
Cheniere Energy Partners LP
2,835,000	4.500		10/01/29	2,827,544
DCP Midstream Operating LP
2,690,000	5.625		07/15/27	2,747,673
Hess Midstream Operations LP (c)
1,710,000	5.875		03/01/28	1,742,593
710,000	6.500		06/01/29	732,493
MPLX LP
8,300,000	1.750		03/01/26	8,212,518
NGPL PipeCo LLC (c)
410,000	4.875		08/15/27	410,976
ONEOK, Inc.
6,405,000	4.250		09/24/27	6,418,899
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875		01/15/29	2,770,837
Venture Global LNG, Inc. (c)
30,000	7.000		01/15/30	31,049

				25,894,582

The accompanying notes are an integral part of these financial statements.    21

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a)(c) – 0.1%
Starwood Property Trust, Inc.
$1,425,000	6.500%		07/01/30	$1,474,818

Retailing(a) – 0.5%
1011778 BC ULC/New Red Finance, Inc. (c)
2,705,000	6.125		06/15/29	2,770,813
Murphy Oil USA, Inc.
3,670,000	5.625		05/01/27	3,669,890

				6,440,703

Semiconductors(a) – 0.9%
Broadcom, Inc.
9,815,000	5.050		07/12/27	9,984,701
Skyworks Solutions, Inc.
2,425,000	1.800		06/01/26	2,384,430

				12,369,131

Software – 1.8%
Cadence Design Systems, Inc.
1,255,000	4.200		09/10/27	1,260,334
4,400,000	4.300	(a)	09/10/29	4,424,860
Fair Isaac Corp. (a)(c)
2,705,000	5.250		05/15/26	2,706,298
Oracle Corp. (a)
5,163,000	4.800		08/03/28	5,250,306
6,300,000	2.950		04/01/30	5,935,671
Synopsys, Inc. (a)
3,963,000	4.650		04/01/28	4,006,871

				23,584,340

Sovereign(a)(c) – 0.7%
Eagle Funding Luxco SARL
9,720,000	5.500		08/17/30	9,870,660

Telecommunication Services(a) – 0.3%
T-Mobile USA, Inc.
3,725,000	3.750		04/15/27	3,703,097

Toys/Games/Hobbies(a)(c) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,821,306

Trucking & Leasing(a)(c) – 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200		11/15/25	4,929,161
1,690,000	5.350		01/12/27	1,710,567
5,000,000	3.350		11/01/29	4,795,450

				11,435,178

TOTAL CORPORATE OBLIGATIONS (Cost $543,576,556)				$550,272,305

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 18.3%

Collateralized Mortgage Obligations – 3.1%
Interest Only(d) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$289,301	1.613	%(b)	05/15/45	$32,867
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
199,220	1.513	(b)	05/15/46	23,023
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
170,298	1.563	(b)	03/15/44	17,489
Federal National Mortgage Association REMICS Series 2016-1, Class SJ (-1X 1 mo. USD Term SOFR + 6.036%)
269,669	1.679	(b)	02/25/46	33,075
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
332,436	1.629	(b)	05/25/47	42,050
Federal National Mortgage Association REMICS Series 2020-49, Class KS (-1X 1 mo. USD Term SOFR + 5.986%)
2,090,139	1.629	(b)	07/25/50	266,337
Federal National Mortgage Association REMICS Series 2010- 135, Class AS (-1X 1 mo. USD Term SOFR + 5.836%)
52,017	1.479	(b)	12/25/40	4,539
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR +
5.986%)
106,456	1.850	(a)(b)	10/20/43	5,707
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
118,078	1.410	(a)(b)	07/20/47	12,024
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
259,991	1.950	(a)(b)	09/20/48	31,872
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR +
5.936%)
265,084	1.800	(a)(b)	01/20/49	30,924
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
118,007	1.850	(a)(b)	06/20/49	13,606
Government National Mortgage Association REMICS Series 2020-78, Class DI
1,167,826	4.000	(a)	06/20/50	253,133
Government National Mortgage Association REMICS Series 2020-146, Class KI
19,878	2.500	(a)	10/20/50	2,958
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
186,234	1.800	(a)(b)	08/20/43	20,640

22     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(d) – (continued)
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
$69,455	1.350	%(a)(b)	11/20/44	$6,645
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR +
6.136%)
120,264	2.000	(a)(b)	09/20/45	15,311
Government National Mortgage Association REMICS Series 2016-27, Class IA
62,356	4.000	(a)	06/20/45	8,689
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
254,256	1.950	(a)(b)	09/20/48	30,868
Government National Mortgage Association REMICS Series 2019-153, Class EI
5,967,094	4.000	(a)	12/20/49	1,265,050
Government National Mortgage Association REMICS Series 2020-61, Class GI
1,468,106	5.000	(a)	05/20/50	341,003

				2,457,810

Sequential Fixed Rate – 0.9%
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
3,608,854	5.459	(a)(c)(e)	07/25/65	3,643,587
CIM Trust Series 2025-I1, Class A2
1,827,419	5.908	(a)(c)(e)	10/25/69	1,849,976
Federal National Mortgage Association REMICS Series 2012- 111, Class B
7,450	7.000		10/25/42	8,002
Federal National Mortgage Association REMICS Series 2012- 153, Class B
24,801	7.000		07/25/42	26,998
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
2,886,212	5.562	(a)(c)(e)	03/25/70	2,923,722
OBX Trust Series 2025-NQM13, Class A1A
1,995,484	5.441	(a)(c)(e)	05/25/65	2,015,404
Verus Securitization Trust Series 2023-INV2, Class A2
1,383,845	6.928	(a)(c)(e)	08/25/68	1,397,441

				11,865,130

Sequential Floating Rate(a)(c) – 2.0%
Chase Home Lending Mortgage Trust Series 2025-2, Class A4A
2,260,207	5.500	(b)	12/25/55	2,273,714
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
1,850,000	6.006	(b)	05/25/44	1,858,507
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
25,000	6.306	(b)	03/25/44	25,202

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
$675,771	5.356	%(b)	07/25/44	$675,769
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
3,425,000	5.956	(b)	09/25/44	3,430,919
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2M2 (1 mo. USD Term SOFR + 2.250%)
3,150,000	6.606	(b)	03/25/45	3,200,841
GCAT Trust Series 2024-INV4, Class A6
2,128,126	5.500	(b)	12/25/54	2,140,151
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
3,798,329	2.520	(b)	05/25/52	3,194,444
JP Morgan Mortgage Trust Series 2025-DSC1, Class A1
2,980,493	5.577	(b)	09/25/65	3,020,644
JP Morgan Mortgage Trust Series 2025-VIS2, Class A1
3,784,744	5.385	(e)	01/25/63	3,818,295
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
62,097	3.750	(b)	05/28/52	59,709
OBX Trust Series 2025-NQM11, Class A1A
3,301,898	5.418	(e)	05/25/65	3,332,783

				27,030,978

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				41,353,918

Commercial Mortgage-Backed Securities – 10.0%
Regular Floater(b)(c) – 0.4%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$4,200,000	6.283%		11/15/29	$4,208,896
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
950,000	7.080		11/15/29	959,072

				5,167,968

Sequential Fixed Rate – 4.0%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
3,800,000	3.901	(c)	08/10/35	3,657,930
Bank5 Series 2024-5YR7, Class A3
2,350,000	5.769	(a)	06/15/57	2,451,790
Bank5 Series 2024-5YR11, Class A3
2,450,000	5.893	(a)	11/15/57	2,575,840
Bank5 Series 2024-5YR11, Class AS
1,075,000	6.139	(a)	11/15/57	1,124,590
Bank5 Series 2025-5YR14, Class A3
3,000,000	5.646	(a)	04/15/58	3,139,353
Bank5 Series 2025-5YR15, Class A3
2,450,000	5.452	(a)	07/15/58	2,547,608
BBCMS Mortgage Trust Series 2023-C19, Class A5
2,900,000	5.451	(a)	04/15/56	3,018,564

The accompanying notes are an integral part of these financial statements.    23

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
BBCMS Mortgage Trust Series 2023-C19, Class ASB
$800,000	5.700	%(a)	04/15/56	$843,549
BMO Mortgage Trust Series 2023-C7, Class A5
5,000,000	6.160	(a)	12/15/56	5,384,583
BMO Mortgage Trust Series 2025-5C11, Class A3
2,400,000	5.669	(a)	07/15/58	2,513,469
BX Trust Series 2022-CLS, Class A
3,900,000	5.760	(c)	10/13/27	3,930,423
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(c)	09/15/50	985,711
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
740,000	3.102	(a)	12/15/72	701,981
COMM Mortgage Trust Series 2024-277P, Class A
3,650,000	6.338	(c)	08/10/44	3,846,120
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
2,100,000	3.598	(a)(c)	06/05/39	1,963,588
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
2,000,000	6.234	(c)	06/05/42	2,091,790
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
3,150,000	6.890	(a)	12/15/56	3,338,961
ROCK Trust Series 2024-CNTR, Class A
4,300,000	5.388	(c)	11/13/41	4,428,830
ROCK Trust Series 2024-CNTR, Class D
3,250,000	7.109	(c)	11/13/41	3,387,877
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)(c)	01/15/60	827,254

				52,759,811

Sequential Floating Rate – 5.6%
Bank5 Series 2024-5YR10, Class AS
900,000	5.637	(a)	10/15/57	924,949
Bank5 Series 2025-5YR17, Class C
3,200,000	5.894	(a)(b)	11/15/58	3,191,886
Bank5 Series 2025-5YR16, Class AS
3,600,000	5.751	(a)(b)	08/15/63	3,728,276
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,225,000	5.070	(b)(c)	03/15/37	1,164,660
BBCMS Mortgage Trust Series 2023-C22, Class A5
2,850,000	6.804	(a)(b)	11/15/56	3,202,150
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
1,150,000	5.319	(b)(c)	03/15/37	1,069,975
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
4,450,000	4.674	(b)(c)	10/10/42	4,428,437
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
1,800,000	5.451	(b)(c)	10/10/42	1,793,547
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
2,800,000	6.050	(b)(c)	06/15/42	2,802,340

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
$4,268,962	5.592	%(b)(c)	02/15/39	$4,269,825
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,514,697	5.542	(b)(c)	03/15/41	1,514,635
BX Commercial Mortgage Trust Series 2025-BCAT, Class A (1 mo. USD Term SOFR + 1.380%)
2,874,854	5.530	(b)(c)	08/15/42	2,876,722
BX Commercial Mortgage Trust Series 2025-BCAT, Class B (1 mo. USD Term SOFR + 1.550%)
1,916,570	5.700	(b)(c)	08/15/42	1,917,768
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
3,347,417	5.991	(b)(c)	04/15/26	3,349,865
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
2,490,287	5.294	(b)(c)	03/15/30	2,482,801
Durst Commercial Mortgage Trust Series 2025-151, Class B
3,550,000	5.768	(b)(c)	08/10/42	3,607,880
Durst Commercial Mortgage Trust Series 2025-151, Class C
1,550,000	6.019	(b)(c)	08/10/42	1,572,771
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
1,375,000	6.551	(b)(c)	01/13/40	1,429,907
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,375,000	5.649	(b)(c)	01/13/40	1,419,604
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,125,000	5.990	(b)(c)	10/05/39	1,147,714
MAD Commercial Mortgage Trust Series 2025-11MD, Class A
3,500,000	4.754	(b)(c)	10/15/42	3,489,900
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
2,575,000	6.359	(b)(c)	10/15/42	2,575,552
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,200,000	5.843	(b)(c)	02/15/42	2,186,204
NYC Commercial Mortgage Trust Series 2025-300P, Class D
1,700,000	6.161	(b)(c)	07/13/42	1,712,913
NYC Commercial Mortgage Trust Series 2025-300P, Class A
2,900,000	4.879	(b)(c)	07/13/42	2,912,535
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
2,900,000	5.201	(b)(c)	10/13/41	2,900,000
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
1,350,000	6.057	(b)(c)	10/13/41	1,350,000
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
3,150,000	5.484	(b)(c)	07/15/35	3,178,117
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,950,000	5.935	(b)(c)	07/15/35	1,964,187

24     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2025-B33RP, Class A (1 mo. USD Term SOFR + 1.350%)
$2,950,000	5.700	%(b)(c)	08/15/42	$2,950,920

				73,116,040

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$131,043,819

Federal Agencies – 5.2%
Government National Mortgage Association – 1.1%
$1,008,259	4.500%		08/20/47	$1,000,557
156,477	5.000		03/20/48	158,935
1,569,984	4.000		05/20/48	1,503,980
557,390	4.500		06/20/48	552,087
563,797	4.500		07/20/48	558,433
862,407	4.500		09/20/48	853,394
597,261	4.500		10/20/48	590,459
747,564	4.500		12/20/48	739,050
1,839,193	4.500		01/20/49	1,816,523
567,668	4.500		02/20/49	560,671
757,960	4.500		03/20/49	748,618
403,130	4.500		10/20/49	398,917
726,621	5.000		12/20/49	734,168
46,046	5.000		02/20/50	46,770
4,107,271	3.000		11/20/51	3,653,648

				13,916,210

Uniform Mortgage-Backed Security – 4.1%
223	5.000		11/01/26	223
1,774	5.000		07/01/27	1,775
54,261	4.500		07/01/47	53,615
32,059	4.500		03/01/50	31,445
7,341,029	6.000		11/01/52	7,622,301
1,631,907	5.500		12/01/52	1,672,645
4,327,251	6.000		12/01/52	4,480,148
2,956,840	6.000		01/01/53	3,055,142
799,000	5.500		04/01/53	814,701
2,327,881	6.000		04/01/53	2,410,653
2,132,461	6.500		09/01/53	2,214,956
5,401,421	6.500		11/01/53	5,654,262
2,327,376	6.500		12/01/53	2,437,775
24,000,000	5.500		TBA-30yr(f)	24,199,687

				54,649,328

TOTAL FEDERAL AGENCIES				$68,565,538

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $239,734,880)				$240,963,275

Asset-Backed Securities(a) – 12.6%

Automotive – 2.5%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$789,824	4.700%		09/15/27	$790,286

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Automotive – (continued)
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	$800,000	4.670%	08/15/28	$801,799
Ford Credit Auto Lease Trust Series 2024-B, Class A3
	6,100,000	4.990	12/15/27	6,147,510
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)(e)
	3,200,000	4.870	08/15/36	3,273,590
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(c)
	1,931,453	4.770	03/15/27	1,936,460
Hyundai Auto Receivables Trust Series 2024-B, Class A3
	5,825,000	4.840	03/15/29	5,888,386
Nissan Auto Lease Trust Series 2024-A, Class A2A
	1,019,040	5.110	10/15/26	1,019,700
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	508,102	4.760	08/16/27	508,453
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	2,825,000	4.740	01/16/29	2,834,669
Tesla Auto Lease Trust Series 2023-B, Class A3(c)
	689,245	6.130	09/21/26	690,317
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A2(c)
	4,750,000	4.140	06/20/28	4,751,133
Toyota Auto Receivables Owner Trust Series 2024-C, Class A3
	4,225,000	4.880	03/15/29	4,272,797
World Omni Auto Receivables Trust Series 2024-B, Class A2A
	528,608	5.480	09/15/27	529,004

				33,444,104

Collateralized Loan Obligations – 6.0%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.410%)
	7,600,000	5.621	07/20/38	7,633,440
Aqueduct European CLO 14 DAC Series 2025-14A, Class B(b)(c) (-1X 3 mo. EUR EURIBOR + 1.850%)
EUR	1,500,000	0.000	01/25/39	1,761,076
Arini European CLO VII DAC Series 7A, Class B(b)(c) (-1X 3 mo. EUR EURIBOR + 1.800%)
	2,150,000	0.000	01/15/39	2,524,209
Arini European CLO VII DAC Series 7A, Class D(b)(c) (-1X 3 mo. EUR EURIBOR + 2.850%)
	2,300,000	0.000	01/15/39	2,700,317
Armada Euro CLO IX DAC Series 9A, Class B(b)(c) (-1X 3 mo. EUR EURIBOR + 1.850%)
	1,900,000	0.000	10/30/39	2,230,696
Aurium CLO VIII DAC Series 8A, Class CR(b)(c) (-1X 3 mo. EUR EURIBOR + 2.150%)
	2,200,000	0.000	10/16/38	2,582,911
Bridgepoint CLO IX DAC Series 9A, Class B(b)(c) (-1X 3 mo. EUR EURIBOR + 1.800%)
	1,775,000	0.000	10/15/39	2,083,940
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c) (3 mo. USD Term SOFR + 2.050%)
	$3,600,000	6.379	10/18/36	3,600,000

The accompanying notes are an integral part of these financial statements.    25

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations – (continued)
Bryant Park Funding Ltd. Series 2023-21A, Class AR (b)(c) (-1X 3 mo. USD Term SOFR + 1.270%)
	$3,600,000	0.000%	10/18/38	$3,601,577
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c) (3 mo. USD Term SOFR + 7.650%)
	2,025,000	11.976	01/20/37	2,046,959
Crown City CLO V Series 2023-5A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.600%)
	1,100,000	5.926	04/20/37	1,104,412
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,700,000	3.977	04/20/38	3,159,546
Dunedin Park CLO DAC Series 1X, Class AR(b) (3 mo. EUR EURIBOR + 0.980%)
	4,750,000	3.008	11/20/34	5,568,119
Harvest CLO Series 37A (b)(c) (-1X 3 mo. EUR EURIBOR + 1.850%)
	1,850,000	0.000	01/15/39	2,171,994
Invesco CLO Ltd. Series 2022-2A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.150%)
	$6,575,000	5.441	07/20/35	6,582,035
Jamestown CLO XVI Ltd. Series 2021-16A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.120%)
	3,000,000	5.439	07/25/34	3,003,537
LCM 26 Ltd. Series 26A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.332%)
	34,590	5.657	01/20/31	34,594
MJX Venture Management II LLC Series 2017-28RR, Class A1(b)(c) (3 mo. USD Term SOFR + 1.542%)
	426,889	5.867	07/22/30	426,944
OCP Euro DAC Series 2025-12A, Class B1(b)(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,900,000	4.062	01/20/38	3,386,831
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(c) (3 mo. USD Term SOFR + 1.462%)
	$4,000,000	5.780	10/25/34	4,008,200
Rad CLO 21 Ltd. Series 2023-21A, Class BR(b)(c) (3 mo. USD Term SOFR + 1.550%)
	3,490,000	5.869	01/25/37	3,493,375
RR 29 Ltd. Series 2024-29RA, Class A2R(b)(c) (3 mo. USD Term SOFR + 1.700%)
	3,000,000	6.018	07/15/39	3,007,563
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(c)
	329,926	5.750	12/20/50	339,051
Sycamore Tree CLO Ltd. Series 2023-2A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.680%)
	2,200,000	6.006	01/20/37	2,204,393
Tikehau CLO IV DAC Series 4A, Class DR(b)(c) (3 mo. EUR EURIBOR + 3.250%)
EUR	1,700,000	5.297	10/15/39	1,995,872
Venture 36 CLO Ltd. Series 2019-36A, Class D(b)(c) (3 mo. USD Term SOFR + 4.412%)
	$2,500,000	8.737	04/20/32	2,438,098

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations – (continued)
Wind River CLO Ltd. Series 2021-2A, Class CR(b)(c) (3 mo. USD Term SOFR + 2.000%)
$4,000,000	1.000%	07/20/34	$4,009,892
Zais CLO 13 Ltd. Series 2019-13A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.300%)
1,511,282	5.618	07/15/32	1,511,715

			79,211,296

Credit Card – 1.7%
American Express Credit Account Master Trust Series 2024-3, Class A
4,500,000	4.650	07/15/29	4,562,345
American Express Credit Account Master Trust Series 2025-3, Class A
3,975,000	4.510	04/15/32	4,055,103
Barclays Dryrock Issuance Trust Series 2023-1, Class A
7,300,000	4.720	02/15/29	7,324,355
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
2,425,000	5.272	08/15/28	2,425,560
Discover Card Execution Note Trust Series 2023-A1, Class A
3,800,000	4.310	03/15/28	3,804,137

			22,171,500

Student Loan(b) – 2.4%
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (c) (3 mo. USD Term SOFR + 1.830%)
5,500,000	6.148	01/15/37	5,522,005
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(c) (3 mo. USD Term SOFR + 1.520%)
4,500,000	5.849	04/18/37	4,511,885
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(c) (3 mo. USD Term SOFR + 1.380%)
3,700,000	5.584	05/20/36	3,707,400
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
192,147	5.502	07/25/45	192,098
Katayma CLO II Ltd. Series 2024-2A, Class B(c) (3 mo. USD Term SOFR + 2.150%)
2,500,000	6.476	04/20/37	2,507,063
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R (c) (3 mo. USD Term SOFR + 1.200%)
5,050,882	5.526	01/20/32	5,046,316
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(c) (3 mo. USD Term SOFR + 1.400%)
5,025,000	5.718	04/15/31	5,032,472
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1 mo. USD Term SOFR + 1.264%)
336,378	5.621	09/25/65	335,448

26     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Student Loan(b) – (continued)
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	3,500,000	3.476%	07/15/35	$4,101,230

				30,955,917

TOTAL ASSET-BACKED SECURITIES (Cost $163,661,223)				$165,782,817

Sovereign Debt Obligations – 1.7%

Sovereign – 0.9%
Hungary Government International Bonds
	$3,630,000	5.250%	06/16/29	$3,705,323
Korea Hydro & Nuclear Power Co. Ltd. (c)
	3,950,000	4.250	07/27/27	3,960,349
Republic of Poland Government International Bonds (a)
	2,600,000	4.625	03/18/29	2,647,710
Romania Government International Bonds (c)
	1,500,000	3.000	02/27/27	1,463,445

				11,776,827

United States Dollar – 0.8%
Indonesia Government International Bonds (a)
	6,030,000	4.550	01/11/28	6,090,300
Peru Government International Bonds (a)
	2,120,000	2.392	01/23/26	2,104,630
Romania Government International Bonds
	1,700,000	5.875	01/30/29	1,746,669
Saudi Government International Bonds (c)
	800,000	2.900	10/22/25	798,800

				10,740,399

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $22,245,989)				$22,517,226

Agency Debentures(a) – 0.5%

Sovereign – 0.5%
Federal Home Loan Banks
	$5,955,000	4.380%	08/14/26	$5,948,180

(Cost $5,955,000)

	Shares	Description		Value

Common Stocks(c) – 0.0%

Real Estate Management & Development – 0.0%
	22,377	Sunac Services Holdings Ltd.		$4,716

(Cost $42,587)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 16.9%
U.S. Treasury Bills(g)
$15,000,000	0.000%	10/14/25	$14,978,122
15,000,000	0.000	10/23/25	14,963,168
15,000,000	0.000	11/12/25	14,930,144
U.S. Treasury Notes
14,170,000	1.250	11/30/26	13,774,236
19,210,000	4.250	03/15/27	19,366,832
4,600,000	0.500	06/30/27	4,357,422
66,130,000	3.625	08/31/27	66,130,000
15,370,000	1.250	03/31/28	14,506,638
850,000	2.875	08/15/28	832,867
30,810,000	4.500 (h)	05/31/29	31,676,531
13,690,000	3.625	09/30/30	13,620,481
13,890,000	3.875	09/30/32	13,844,423

TOTAL U.S. TREASURY OBLIGATIONS (Cost $222,078,271)			$222,980,864

Shares	Dividend Rate		Value

Investment Company(i) – 2.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
25,998,353	4.042%		$25,998,353

(Cost $25,998,353)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 93.2% (Cost $1,217,337,859)			$1,228,519,556

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 6.3%

Certificates of Deposit – 0.4%
National Bank of Kuwait
$6,000,000	4.420%	08/19/26	$6,009,563

Commercial Paper(g) – 5.9%
Air Lease Corp.(c)
9,722,000	0.000	10/01/25	9,720,783
American Honda Finance Corp.
4,063,000	0.000	11/13/25	4,041,571
Campbell’s Co.(c)
2,499,000	0.000	10/16/25	2,494,082
eBay, Inc.(c)
6,964,000	0.000	10/16/25	6,950,712
2,770,000	0.000	10/23/25	2,762,390
Enel Finance America LLC
6,435,000	0.000	11/07/25	6,405,810
Energy Transfer LP(c)
12,584,000	0.000	10/01/25	12,582,513
Entergy Corp.(c)
5,152,000	0.000	12/09/25	5,109,357

The accompanying notes are an integral part of these financial statements.    27

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(g) – (continued)
Jackson National Life Short Term Funding LLC(c)
$3,300,000	0.000%	02/13/26	$3,249,797
National Bank of Kuwait(c)
4,200,000	0.000	05/01/26	4,095,463
Oracle Corp.(c)
2,455,000	0.000	01/15/26	2,424,890
Toronto-Dominion Bank(c)
2,669,000	0.000	12/17/25	2,645,352
VW Credit, Inc.(c)
11,412,000	0.000	03/16/26	11,190,785
3,889,000	0.000	07/01/26	3,769,467

			77,442,972

TOTAL SHORT-TERM INVESTMENTS (Cost $83,436,098)			$83,452,535

TOTAL INVESTMENTS – 100.0% (Cost $1,306,728,957)			$1,317,920,271

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			281,335

NET ASSETS – 100.0%			$1,318,201,606

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2025.

(f)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $24,199,687 which represents approximately 1.8% of net assets as of September 30, 2025.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	1,468,618	USD	944,769	11/10/25	$27,566
	AUD	11,747,873	USD	7,701,532	12/17/25	79,202
	BRL	5,466,177	USD	1,014,905	10/02/25	11,633
	CAD	1,945,661	USD	1,400,566	12/18/25	2,716
	CHF	3,623,679	USD	4,571,533	12/17/25	23,360
	CLP	356,410,081	USD	366,360	12/17/25	4,326
	COP	3,335,478,394	USD	821,641	12/17/25	20,169
	CZK	152,465,054	USD	7,321,016	12/17/25	46,264
	EUR	11,402,489	USD	13,403,768	12/17/25	43,962
	GBP	105,085	USD	141,267	12/17/25	74
	HUF	1,174,276,524	USD	3,430,604	12/17/25	87,436
	ILS	5,628,947	USD	1,680,916	12/17/25	18,943
	KRW	323,676,812	USD	230,293	12/17/25	1,063
	MXN	78,857,439	USD	4,222,398	12/17/25	47,709
	NOK	27,157,733	USD	2,715,774	12/17/25	6,148
	SEK	15,521,860	USD	1,652,119	12/17/25	4,728

28     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	TRY	40,971,783	USD	919,547	12/17/25	$4,825

	TWD	274,266	USD	9,032	12/17/25	25

	USD	1,028,602	BRL	5,466,177	10/02/25	2,064

	USD	14,723,718	CAD	20,146,655	12/17/25	193,924

	USD	889,964	CHF	700,053	12/17/25	2,283

	USD	6,512,006	CNH	46,062,721	12/17/25	14,325

	USD	993,000	COP	3,900,504,000	10/16/25	267

	USD	20,983,333	EUR	17,782,921	12/08/25	21,625

	USD	12,586,708	EUR	10,624,045	12/17/25	57,050

	USD	2,237,063	EUR	1,883,454	12/18/25	15,649

	USD	9,604,753	GBP	7,094,222	12/17/25	62,868

	USD	3,889,785	INR	345,176,918	10/03/25	3,782

	USD	10,044,192	INR	877,359,996	12/17/25	215,772

	USD	1,372,587	INR	121,612,855	12/18/25	10,344

	USD	7,536,396	JPY	1,091,174,076	12/17/25	97,948

	USD	388,476	KRW	544,017,486	10/10/25	896

	USD	7,356,644	KRW	10,113,745,408	12/17/25	127,584

	USD	2,431,291	KRW	3,361,569,610	12/18/25	28,385

	USD	1,992,000	NOK	19,634,414	12/17/25	24,113

	USD	11,371,743	NZD	19,037,122	12/17/25	300,936

	USD	522,206	NZD	888,326	12/18/25	5,588

	USD	2,045,419	PLN	7,405,563	12/17/25	10,621

	USD	1,830,336	SEK	16,948,478	12/17/25	21,207

	USD	1,999,000	SGD	2,562,538	12/17/25	817

	USD	1,816,542	TWD	52,607,587	12/17/25	79,312

	ZAR	45,473,804	USD	2,583,110	12/17/25	35,239

TOTAL						$1,762,748

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	1,490,745	USD	993,000	12/17/25	$(5,665)

	BRL	5,466,177	USD	1,020,687	11/04/25	(2,537)

	CAD	17,078,473	USD	12,439,682	12/17/25	(122,664)

	CAD	2,907,683	USD	2,116,372	12/18/25	(19,243)

	CHF	2,943,342	USD	3,752,147	12/17/25	(19,933)

	CHF	365,040	USD	464,528	12/18/25	(1,591)

	CNH	49,345,829	USD	6,972,167	12/17/25	(11,366)

	CZK	20,786,412	USD	1,005,264	12/17/25	(841)

	EUR	1,332,069	USD	1,585,701	12/08/25	(15,519)

	EUR	8,806,644	USD	10,438,724	12/17/25	(52,452)

	EUR	430,915	USD	509,758	12/18/25	(1,521)

	GBP	5,347,844	USD	7,274,807	12/17/25	(81,838)

	GBP	537,148	USD	722,874	03/18/26	(748)

	INR	345,176,918	USD	3,899,608	10/03/25	(13,605)

	INR	86,415,420	USD	977,026	11/14/25	(6,909)

	INR	948,845,509	USD	10,699,463	12/17/25	(70,245)

	INR	122,446,792	USD	1,383,417	12/18/25	(11,833)

The accompanying notes are an integral part of these financial statements.    29

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty		Currency Purchased		Currency Sold	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	JPY	994,674,369	USD	6,863,621	12/17/25	$(83,005)
	JPY	81,524,628	USD	562,209	12/18/25	(6,398)
	KRW	548,054,000	USD	394,000	10/10/25	(3,545)
	KRW	15,345,765,469	USD	11,162,679	12/17/25	(193,897)
	NOK	19,755,081	USD	2,005,000	12/17/25	(25,019)
	NZD	3,353,812	AUD	3,008,000	12/17/25	(41,860)
	NZD	14,728,637	USD	8,707,620	12/17/25	(142,361)
	PLN	14,704,090	USD	4,041,639	12/17/25	(1,453)
	SEK	9,113,892	USD	987,843	12/17/25	(15,000)
	SGD	6,280,455	USD	4,930,266	12/17/25	(32,972)
	TWD	29,937,300	USD	992,000	10/15/25	(8,541)
	TWD	6,454,649	USD	223,871	12/17/25	(10,723)
	TWD	12,642,379	USD	422,897	12/18/25	(5,378)
	USD	988,471	AUD	1,522,444	11/10/25	(19,501)
	USD	5,293,378	AUD	8,084,199	12/17/25	(60,870)
	USD	979,939	BRL	5,505,629	12/17/25	(35,569)
	USD	1,400,566	CAD	1,945,755	12/17/25	(2,715)
	USD	8,321,741	CHF	6,581,464	12/17/25	(23,679)
	USD	394,215	CLP	382,195,195	12/17/25	(3,290)
	USD	631,342	CNH	4,482,834	12/17/25	(1,014)
	USD	982,110	COP	3,981,277,191	12/02/25	(24,980)
	USD	791,561	COP	3,289,513,795	12/17/25	(38,648)
	USD	6,499,074	CZK	136,207,863	12/17/25	(82,639)
	USD	9,737,487	EUR	8,292,284	12/17/25	(42,166)
	USD	541,773	EUR	457,695	03/18/26	(440)
	USD	5,084,015	HUF	1,725,297,427	12/17/25	(84,840)
	USD	1,003,000	IDR	16,829,337,000	10/29/25	(5,112)
	USD	3,015,257	ILS	10,328,553	12/17/25	(103,814)
	USD	2,435,192	MXN	46,034,461	12/17/25	(57,561)
	USD	658,947	MXN	12,208,606	12/18/25	(2,075)
	USD	600,421	NOK	6,059,831	12/17/25	(6,934)
	USD	3,017,000	PLN	11,004,166	12/17/25	(6,573)
	USD	792,921	SEK	7,444,965	12/17/25	(1,776)
	USD	143,940	TWD	4,382,065	12/17/25	(767)
	USD	3,485,039	ZAR	61,523,414	12/17/25	(57,434)

TOTAL						$(1,671,059)

30     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.000%	TBA - 30yr	10/20/25	$(1,000,000)	$(940,308)
Government National Mortgage Association	4.500	TBA - 30yr	10/20/25	(5,000,000)	(4,848,612)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	10/15/25	(9,000,000)	(9,300,586)

(PROCEEDS RECEIVED: $(15,175,801))					$(15,089,506)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	3,294	12/31/25	$686,464,455	$149,419
20 Year U.S. Treasury Bonds	74	12/19/25	8,627,938	84,999
30 Year German Euro-Buxl	4	12/08/25	537,621	7,366
French 10 Year Government Bonds	3	12/08/25	427,413	2,777
ICE 3M Sonia Bonds	183	03/17/26	59,141,820	(72,047)
ICE 3M Sonia Bonds	143	06/16/26	46,277,150	(19,786)
ICE 3M Sonia Bonds	109	03/16/27	35,327,332	(49,255)

Total				$103,473

Short position contracts:
5 Year German Euro-Bobl	(66)	12/08/25	(9,128,784)	2,989
5 Year German Euro-Bund	(103)	12/08/25	(15,547,612)	(101,118)
5 Year U.S. Treasury Notes	(786)	12/31/25	(85,827,516)	15,392
Ultra 10-Year U.S. Treasury Notes	(380)	12/19/25	(43,729,688)	(439,225)
Ultra Long U.S. Treasury Bonds	(19)	12/19/25	(2,281,188)	6,694

Total				$(515,268)

TOTAL FUTURES CONTRACTS				$(411,795)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.061%(b)	12M SOFR(b)	08/31/27		$29,240	$23,801	$(9,695)	$33,496
3.293(c)	12M SOFR(c)	09/15/27		53,630	28,966	(141,364)	170,330
12M EURO(c)	1.750%(c)	12/17/27	EUR	4,730	(20,591)	(23,252)	2,661
2.250(d)	12M CDOR(d)	12/17/27	CAD	4,840	5,475	16,264	(10,789)
0.000(c)	12M CHFOR(c)	12/17/27	CHF	17,080	84,004	75,068	8,936

The accompanying notes are an integral part of these financial statements.    31

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.000%(c)	12M JYOR(c)	12/17/27	JPY	1,547,000	$5,609	$(12,656)	$18,265
3.500(c)	12M SOFR(c)	12/17/27		$61,050	(238,718)	(300,636)	61,918
3M STIBOR(e)	2.000%(c)	12/17/27	SEK	414,830	(80,275)	(10,302)	(69,973)
12M CDOR(d)	2.250(d)	12/17/27	CAD	29,620	(33,508)	(108,824)	75,316
12M CDOR(d)	2.500(d)	12/17/27		8,770	20,540	18,420	2,120
12M SOFR(c)	3.750(c)	12/17/27		$4,390	38,155	53,952	(15,797)
6M NIBOR(d)	3.750(c)	12/17/27	NOK	615,580	(420,507)	(113,770)	(306,737)
3.750(e)	3M AUDOR(e)	12/17/27	AUD	120,280	(425,174)	(737,525)	312,351
3M AUDOR(e)	4.000(e)	12/17/27		3,860	25,853	37,506	(11,653)
12M GBP(c)	4.000(c)	12/17/27	GBP	72,050	487,388	595,109	(107,721)
2.000(c)	6M EURO(d)	12/17/27	EUR	4,510	18,446	10,000	8,446
12M SOFR(b)	3.368(b)	06/23/28		$172,020	282,096	127,739	154,357
12M EURO(b)	2.000(b)	09/10/28	EUR	175,851	(331,405)	(153,172)	(178,233)
2.500(b)	6M EURO(d)	09/10/28		175,851	(202,659)	(381,679)	179,020
6M EURO(d)	2.400(c)	08/11/29		31,000	(40,985)	(7,490)	(33,495)
3.253(c)	12M SOFR(c)	02/28/30		$27,190	81,679	5,411	76,268
3.600(c)	12M SOFR(c)	06/23/30		180,740	(580,013)	(160,003)	(420,010)
3.528(c)	12M SOFR(c)	07/15/30		10,400	(50,059)	(8,172)	(41,887)
12M EURO(c)	2.200(c)	10/10/30	EUR	7,680	8,755	12,598	(3,843)
12M SOFR(c)	3.373(c)	11/06/30		$25,020	(778)	85,661	(86,439)
1.000(c)	12M JYOR(c)	12/17/30	JPY	4,716,000	353,592	201,775	151,817
6M EURO(d)	2.250(c)	12/17/30	EUR	27,790	(250,320)	(223,157)	(27,163)
12M CDOR(d)	2.500(d)	12/17/30	CAD	6,690	(8,950)	(50,246)	41,296
3M NZDOR(e)	3.500(d)	12/17/30	NZD	15,710	147,017	65,956	81,061
12M GBP(c)	3.750(c)	12/17/30	GBP	10,400	(56,977)	(11,843)	(45,134)
12M SOFR(c)	3.379(c)	08/31/31		$41,550	(4,479)	141,695	(146,174)
12M SOFR(c)	3.845(c)	05/21/32		14,670	233,599	64,580	169,019
1.295(c)	12M JYOR(c)	08/02/34	JPY	1,901,886	216,338	(584,661)	800,999
12M EURO(c)	2.500(c)	08/15/34	EUR	13,470	71,311	6,305	65,006
12M SOFR(c)	4.098(c)	06/24/35		$44,020	268,227	(6,116)	274,343
0.500(c)	12M CHFOR(c)	12/17/35	CHF	1,170	(3,411)	(4,767)	1,356
1.250(c)	12M JYOR(c)	12/17/35	JPY	3,378,000	599,565	441,509	158,056
3.750(c)	12M SOFR(c)	12/17/35		$7,610	(59,966)	(54,808)	(5,158)
3M STIBOR(e)	2.750(c)	12/17/35	SEK	35,610	(623)	10,661	(11,284)
12M CDOR(d)	2.750(d)	12/17/35	CAD	2,640	(23,995)	(61,339)	37,344
12M SOFR(c)	3.750(c)	12/17/35		$830	6,540	5,394	1,146
3M NZDOR(e)	4.000(d)	12/17/35	NZD	7,660	100,356	44,123	56,233
12M GBP(c)	4.000(c)	12/17/35	GBP	2,130	(38,980)	(21,974)	(17,006)
4.250(d)	6M AUDOR(d)	12/17/35	AUD	2,390	8,108	(10,262)	18,370
2.500(c)	6M EURO(d)	12/17/35	EUR	5,170	109,439	104,621	4,818
4.000(c)	6M NIBOR(d)	12/17/35	NOK	14,310	9,825	(7,334)	17,159
3.805(c)	12M SOFR(c)	08/31/36		$22,860	(185,504)	(185,768)	264
12M SOFR(c)	4.574(c)	07/16/40		58,900	223,926	(32,000)	255,926
6M EURO(d)	3.300(c)	07/30/40	EUR	27,710	(32,702)	(25,878)	(6,824)
12M JYOR(c)	2.160(c)	08/02/44	JPY	2,221,799	(560,731)	(796,933)	236,202
3.000(c)	6M EURO(d)	07/30/45	EUR	66,290	399,194	293,367	105,827
6M EURO(d)	2.500(c)	12/17/45		2,490	(194,492)	(193,893)	(599)
4.213(c)	12M SOFR(c)	05/21/55		$9,650	(20,396)	8,875	(29,271)
3.848(c)	12M SOFR(c)	07/17/55		45,470	(46,557)	62,117	(108,674)

32     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(d)	2.600%(c)	07/29/55	EUR	44,500	$(210,857)	$ (141,877)	$ (68,980)
2.800%(c)	6M EURO(d)	08/13/55		10,910	167,922	39,474	128,448
6M EURO(d)	2.900(c)	08/15/55		10,110	34,082	39,828	(5,746)
3.977(c)	12M SOFR(c)	11/06/55	$	6,630	(58,999)	(49,319)	(9,680)
12M JYOR(c)	2.000(c)	12/17/55	JPY	619,000	(437,771)	(458,883)	21,112
2.250(c)	6M EURO(d)	12/17/55	EUR	4,870	759,284	761,486	(2,202)
12M EURO(c)	2.530(c)	03/19/56		12,360	(814,365)	(561,666)	(252,699)
2.610(c)	6M EURO(d)	03/19/56		12,360	895,966	611,029	284,937
2.600(c)	6M EURO(d)	08/16/75		7,510	(43,864)	(24,688)	(19,176)
2.750(c)	6M EURO(d)	12/17/75		1,450	28,938	33,062	(4,124)

TOTAL					$ 265,385	$(1,702,367)	$1,967,752

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	0.500%	0.711%	MS & Co. Int. PLC	12/15/56	$4,800	$(62,535)	$(60,799)	$(1,736)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.258%	06/20/26	$ 3,475	$ 19,531	$ 9,254	$ 10,277
AT&T, Inc., 3.800%, 02/15/27	1.000	0.258	12/20/25	10,000	19,582	4,705	14,877
CDX.NA.HY Index 45	5.000	3.204	12/20/30	30,000	2,361,201	2,285,101	76,100
CDX.NA.IG Index 40	1.000	0.258	06/20/28	19,049	374,725	168,121	206,604
CDX.NA.IG Index 42	1.000	0.365	06/20/29	136,199	3,061,916	1,951,706	1,110,210

The accompanying notes are an integral part of these financial statements.    33

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG Index 43	1.000%	0.418%	12/20/29	$99,300	$2,294,471	$1,949,358	$345,113

TOTA L					$8,131,426	$6,368,245	$1,763,181

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	2.250%	01/30/2026	15,600,000	$15,600,000	$43,497	$70,392	$(26,895)
6M IRS	Barclays Bank PLC	1.750	01/30/2026	15,600,000	15,600,000	3,055	10,692	(7,637)
1Y IRS	BofA Securities LLC	2.000	09/04/2026	7,350,000	7,350,000	13,100	22,515	(9,415)
2Y IRS	BofA Securities LLC	2.250	03/08/2027	16,000,000	16,000,000	66,568	103,546	(36,978)
9M IRS	BofA Securities LLC	2.250	04/29/2026	3,670,000	3,670,000	15,049	24,509	(9,460)
2Y IRS	Deutsche Bank AG (London)	1.950	05/11/2026	4,860,000	4,860,000	6,575	63,705	(57,130)
2Y IRS	Deutsche Bank AG (London)	2.000	11/11/2026	4,910,000	4,910,000	15,787	78,797	(63,010)
9M IRS	JPMorgan Securities, Inc.	2.450	03/24/2026	2,650,000	2,650,000	14,999	41,848	(26,849)

Total purchased option contracts				70,640,000	$70,640,000	$178,630	$416,004	$(237,374)

Written option contracts
Calls
6M IRS	Barclays Bank PLC	2.000	01/30/2026	(31,200,000)	(31,200,000)	(22,868)	(58,808)	35,940
1Y IRS	BofA Securities LLC	2.551	09/04/2026	(720,000)	(720,000)	(19,854)	(22,425)	2,571
2Y IRS	BofA Securities LLC	2.347	03/08/2027	(1,490,000)	(1,490,000)	(39,582)	(102,444)	62,862
9M IRS	BofA Securities LLC	2.586	04/29/2026	(850,000)	(850,000)	(16,992)	(24,681)	7,689
2Y IRS	Deutsche Bank AG (London)	2.085	11/11/2026	(1,440,000)	(1,440,000)	(9,388)	(79,699)	70,311
9M IRS	Deutsche Bank AG (London)	2.400	05/11/2026	(1,478,639)	(1,478,639)	(9,779)	(20,022)	10,243
9M IRS	JPMorgan Securities, Inc.	2.498	03/24/2026	(1,110,000)	(1,110,000)	(14,348)	(42,189)	27,841

Total written option contracts				(38,288,639)	$(38,288,639)	$(132,811)	$(350,268)	$217,457

TOTAL				32,351,361	$32,351,361	$45,819	$65,736	$(19,917)

34     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.    35

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1Y IRS	—1 Year Interest Rate Swaptions
2Y IRS	—2 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 40	—CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
CHFOR	—Swiss Franc Offered Rate
EURO	—Euro Offered Rate
JYOR	—Japanese Yen Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate

36     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 35.1%

Collateralized Mortgage Obligations – 0.2%
Sequential Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z
$16,567	7.000	%(a)	07/15/27	$16,858
Federal Home Loan Mortgage Corp. REMICS Series 2019, Class Z
23,239	6.500	(a)	12/15/27	23,655
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
28,277	6.500		02/15/36	29,561
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
169,180	5.000		02/15/34	170,893
Federal National Mortgage Association REMICS Series 2012-111, Class B
113,618	7.000		10/25/42	122,024
Federal National Mortgage Association REMICS Series 2012-153, Class B
399,291	7.000		07/25/42	434,674

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				797,665

Commercial Mortgage-Backed Securities(a) – 2.3%
Sequential Fixed Rate – 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K546, Class A2
$2,000,000	4.361%		05/25/30	$2,021,612

Sequential Floating Rate(b) –1.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-F107, Class AS (1 mo. USD Term SOFR + 0.250%)
3,901,222	4.605		03/25/28	3,887,815
Federal Home Loan Mortgage Corp. Multifamily Structured
Pass-Through Certificates Series K544, Class A2
3,500,000	4.266		07/25/30	3,520,021
Federal Home Loan Mortgage Corp. Multifamily Structured
Pass-Through Certificates Series K547, Class A2
2,100,000	4.421		05/25/30	2,127,131

				9,534,967

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$11,556,579

Federal Agencies – 32.6%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) –0.2%
(RFUCC 1 yr. Treasury + 1.840%)
$67,646	7.075%		11/01/34	$69,550
(1 yr. CMT + 2.250%)
167,119	6.565		06/01/35	170,464
(RFUCC 1 yr. Treasury + 2.330%)
22,788	7.330		05/01/36	23,739
(RFUCC 6 mo. Treasury + 2.058%)
10,702	6.682		10/01/36	11,020
(RFUCC 1 yr. Treasury + 1.754%)
44,163	6.647		06/01/42	45,916

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Federal Home Loan Mortgage Corp.(b) – (continued)
(RFUCC 1 yr. Treasury + 1.647%)
$421,124	6.534%	11/01/44	$434,405

			755,094

Adjustable Rate Federal National Mortgage Association – 0.4%
(11th District Cost of Funds - Consumer + 1.695%)(b)
1,046	4.643	08/01/29	1,041
(RFUCC 1 yr. Treasury + 1.755%)(b)
18,293	6.505	07/01/32	18,807
(RFUCC 1 yr. Treasury + 1.800%)(b)
135,349	6.723	05/01/33	139,240
(11th District Cost of Funds - Consumer + 1.254%)(b)
177,932	4.586	08/01/33	178,195
(1 yr. CMT + 2.288%)(b)
61,617	6.538	02/01/34	62,946
(RFUCC 1 yr. Treasury + 1.695%)(b)
4,173	6.445	05/01/34	4,290
(RFUCC 1 yr. Treasury + 1.720%)(b)
133,240	6.700	05/01/34	137,063
14,331	6.595	03/01/35	14,759
16,956	6.845	04/01/35	17,501
(1 yr. CMT + 2.220%)(b)
114,272	6.220	06/01/34	116,954
(RFUCC 1 yr. Treasury + 1.685%)(b)
28,346	7.185	10/01/34	29,184
(RFUCC 1 yr. Treasury + 1.624%)(b)
52,423	6.651	10/01/34	53,839
(RFUCC 1 yr. Treasury + 1.686%)(b)
36,975	6.666	03/01/35	38,066
(RFUCC 1 yr. Treasury + 1.325%)(b)
71,430	6.325	04/01/35	72,840
(RFUCC 1 yr. Treasury + 1.423%)(b)
50,818	6.398	05/01/35	51,958
(1 yr. CMT + 2.095%)(b)
42,917	6.635	10/01/35	43,904
(RFUCC 1 yr. Treasury + 1.683%)(b)
113,989	6.572	03/01/36	117,494
(RFUCC 1 yr. Treasury + 1.950%)(b)
327,254	6.825	04/01/36	339,512
(RFUCC 1 yr. Treasury + 1.985%)(b)
70,233	6.485	06/01/36	72,892
(1 yr. MTA + 2.112%)(b)
199,978	6.352	07/01/36	203,702
(RFUCC 1 yr. Treasury + 1.935%)(b)
25,872	6.734	11/01/36	26,805
3,200	6.560	11/01/36	3,316
(RFUCC 1 yr. Treasury + 1.713%)(b)
238,760	6.494	07/01/37	246,511

			1,990,819

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(b)
27,880	5.625	05/20/34	28,404
94,879	4.625	07/20/34	96,637
90,407	4.625	08/20/34	92,101

The accompanying notes are an integral part of these financial statements.    37

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Government National Mortgage Association – (continued)
$580,379	4.625%	09/20/34	$591,271
84,598	4.750	10/20/34	85,914
85,360	4.750	12/20/34	86,704

			981,031

Federal Home Loan Mortgage Corp. – 0.3%
2,825	7.500	01/01/31	2,984
9,411	4.500	07/01/33	9,451
221,829	4.500	08/01/33	222,775
454,725	4.500	09/01/33	456,658
43,530	4.500	10/01/33	43,715
1,012	4.500	04/01/34	1,016
1,146	4.500	04/01/35	1,151
924	4.500	07/01/35	928
1,840	4.500	08/01/35	1,848
9,047	4.500	09/01/35	9,084
2,678	4.500	10/01/35	2,689
449	4.500	12/01/35	451
364	4.500	05/01/36	366
32,220	4.500	01/01/38	32,346
511	4.500	04/01/38	512
279	4.500	05/01/38	279
2,000	4.500	06/01/38	2,007
53,974	4.500	09/01/38	54,130
1,195	4.500	01/01/39	1,198
28,328	4.500	02/01/39	28,376
16,089	4.500	03/01/39	16,115
2,735	4.500	04/01/39	2,740
77,413	4.500	05/01/39	77,537
239,256	4.500	06/01/39	239,645
10,123	4.500	07/01/39	10,139
11,654	4.500	08/01/39	11,673
15,899	4.500	09/01/39	15,925
2,858	4.500	10/01/39	2,863
5,210	4.500	11/01/39	5,220
6,370	4.500	12/01/39	6,380
9,800	4.500	01/01/40	9,815
2,666	4.500	02/01/40	2,675
6,667	4.500	04/01/40	6,696
10,977	4.500	05/01/40	11,031
13,692	4.500	06/01/40	13,760
7,867	4.500	07/01/40	7,906
9,334	4.500	08/01/40	9,381
6,684	4.500	09/01/40	6,717
2,664	4.500	10/01/40	2,677
3,593	4.500	02/01/41	3,588
10,330	4.500	03/01/41	10,319
17,147	4.500	04/01/41	17,129
20,162	4.500	05/01/41	20,140
36,036	4.500	06/01/41	35,997
3,251	4.500	07/01/41	3,247
102,102	4.500	08/01/41	102,000
104,393	4.500	09/01/41	104,887
6,637	4.500	12/01/41	6,629

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$94,473	4.500%	03/01/42	$ 94,366

			1,729,161

Federal National Mortgage Association – 0.0%
73,691	7.500	10/01/37	78,708

Government National Mortgage Association – 8.7%
787	6.500	01/15/32	805
2,148	6.500	02/15/32	2,216
1,638	6.500	08/15/34	1,721
7,153	6.500	05/15/35	7,457
1,220	6.500	06/15/35	1,273
5,527	6.500	07/15/35	5,761
2,114	6.500	08/15/35	2,204
4,156	6.500	09/15/35	4,340
7,168	6.500	11/15/35	7,484
2,413	6.500	12/15/35	2,512
12,418	6.500	01/15/36	12,935
14,214	6.500	02/15/36	14,844
7,956	6.500	03/15/36	8,292
25,544	6.500	04/15/36	26,738
27,460	6.500	05/15/36	28,655
25,200	6.500	06/15/36	26,306
89,008	6.500	07/15/36	93,551
89,356	6.500	08/15/36	93,872
190,880	6.500	09/15/36	201,098
73,105	6.500	10/15/36	76,799
105,821	6.500	11/15/36	112,053
32,834	6.500	12/15/36	34,386
14,636	6.500	01/15/37	15,288
12,097	6.500	02/15/37	12,701
7,455	6.500	03/15/37	7,792
10,979	6.500	04/15/37	11,493
4,203	6.500	05/15/37	4,454
18,931	6.500	09/15/37	19,878
24,546	6.500	10/15/37	26,537
10,832	6.500	11/15/37	11,375
7,708	6.500	05/15/38	8,100
28,403	6.000	11/15/38	29,645
1,812	6.500	01/15/39	1,872
3,089	6.500	02/15/39	3,216
1,825,388	4.500	08/20/47	1,811,445
39,530	4.500	02/20/48	39,228
95,602	4.500	05/20/48	94,752
488,860	4.500	09/20/48	483,751
3,507,026	5.000	09/20/48	3,550,401
2,754	5.000	11/20/48	2,789
1,332,720	4.500	12/20/48	1,317,542
3,018,248	5.000	12/20/48	3,053,691
269,940	4.500	01/20/49	266,612
1,573,510	5.000	01/20/49	1,591,988
22,590	5.000	03/20/49	22,870
813,362	4.000	04/20/49	776,625
9,854	5.000	05/20/49	9,976
354,117	5.000	06/20/49	358,496

38     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$54,805	5.000%	11/20/49	$55,654
571,341	5.000	12/20/49	577,275
161,671	5.000	07/20/50	164,352
442,432	4.000	01/20/51	422,034
385,635	2.500	09/20/51	329,501
761,951	2.500	10/20/51	653,896
3,438,207	3.000	11/20/51	3,074,863
477,959	2.500	11/20/51	409,580
4,884,755	3.000	12/20/51	4,370,069
1,034,543	2.500	12/20/51	889,867
2,346,085	4.500	09/20/52	2,291,396
2,813,973	4.500	10/20/52	2,747,943
10,000,000	2.500	TBA-30yr(c)	8,607,978
4,000,000	5.500	TBA-30yr(c)	4,029,680

			42,921,907

Uniform Mortgage-Backed Security – 22.8%
119,155	4.500	11/01/36	118,879
33,037	4.500	02/01/39	33,055
49,289	4.500	04/01/39	49,311
2,602	4.500	08/01/39	2,607
113,431	4.500	08/01/41	113,572
57,780	4.500	10/01/41	57,647
2,710,356	4.000	08/01/45	2,633,145
268,902	4.500	06/01/48	265,365
1,858,234	4.500	07/01/48	1,833,795
485,206	4.500	08/01/48	478,825
133,934	4.500	09/01/48	132,047
2,159,629	4.500	10/01/48	2,128,456
978,902	4.500	01/01/49	964,942
1,364,848	4.000	01/01/49	1,310,135
224,992	4.500	03/01/49	221,400
133,318	5.000	07/01/49	134,150
346,501	4.000	03/01/50	331,961
412,461	4.500	05/01/50	405,110
2,544,007	2.000	10/01/50	2,072,924
2,543,819	2.000	11/01/50	2,071,883
9,818,552	2.500	02/01/51	8,346,224
13,180,549	2.000	05/01/51	10,707,786
11,372,855	4.500	06/01/52	11,165,177
3,050,097	5.500	09/01/52	3,117,659
2,931,957	6.000	11/01/52	3,044,297
1,442,417	6.000	12/01/52	1,493,383
731,601	6.000	01/01/53	755,394
1,542,845	5.500	04/01/53	1,573,162
775,792	6.500	12/01/53	812,591
5,115,671	6.500	06/01/54	5,374,320
18,000,000	5.000	TBA-30yr(c)	17,850,235
19,000,000	5.500	TBA-30yr(c)	19,185,742
7,000,000	6.000	TBA-30yr(c)	7,150,391

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$7,000,000	6.500%	TBA-30yr(c)	$7,233,789

			113,169,359

TOTAL FEDERAL AGENCIES			$161,626,079

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $178,436,593)			$173,980,323

Agency Debentures – 2.4%

Sovereign – 2.4%
Federal Home Loan Banks
$10,080,000	3.500%	06/11/32	$9,735,264
Federal Farm Credit Banks Funding Corp. (Federal Reserve Bank
Prime Loan Rate - 3.060%)
1,928,000	4.190 (b)	03/24/26	1,928,617

TOTAL AGENCY DEBENTURES (Cost $12,172,452)			$11,663,881

U.S. Treasury Obligations – 69.6%
U.S. Treasury Bills(d)
$13,608,800	0.000%	11/06/25	$13,554,110
6,725,700	0.000	02/05/26	6,636,752
U.S. Treasury Bonds
410,000	3.375	05/15/44	342,030
59,500	4.000	11/15/52	52,648
1,510,000	4.750	11/15/53	1,512,595
U.S. Treasury Inflation-Indexed Bonds
2,670,071	1.500	02/15/53	2,137,830
U.S. Treasury Notes
11,549,400	0.750	04/30/26	11,346,834
33,786,000	3.625	05/15/26	33,741,128
38,860,000	0.750	05/31/26	38,078,246
22,170,000	0.875	06/30/26	21,697,156
56,560,000	0.625	07/31/26	55,115,069
4,200,000	1.375	08/31/26	4,111,078
5,940,000	1.125	10/31/26	5,777,810
4,250,000	4.375	12/15/26	4,283,203
28,970,000	4.250	03/15/27	29,206,513
12,630,000	2.250	11/15/27	12,279,715
4,280,000	3.875	11/30/27	4,302,737
11,010,000	1.125	02/29/28	10,382,086
1,670,000	1.250	03/31/28	1,576,193
11,090,000	1.250	04/30/28	10,447,127
5,680,000	1.250	05/31/28	5,339,644
2,210,000	1.750	01/31/29	2,079,299
5,630,000	2.625	02/15/29	5,447,905
4,240,000	4.250	02/28/29	4,320,825
4,910,000	3.500	04/30/30	4,863,202
4,300,000	3.875	04/30/30	4,327,547
10,070,000	0.625	05/15/30	8,753,820
2,700,000	3.750	05/31/30	2,701,898

The accompanying notes are an integral part of these financial statements.    39

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
$3,950,000	3.750%		06/30/30	$3,951,852
8,925,200	0.625		08/15/30	7,695,196
4,970,000	3.625		09/30/30	4,944,762
4,240,000	4.625	(e)	04/30/31	4,414,237
5,100,000	1.250		08/15/31	4,411,500
4,410,000	4.000		04/30/32	4,436,184
5,050,000	3.875		09/30/32	5,033,430
1,690,000	4.375		05/15/34	1,729,345
4,360,000	4.250		11/15/34	4,410,412

TOTAL U.S. TREASURY OBLIGATIONS (Cost $345,613,509)				$345,441,918

Shares	Dividend Rate			Value

Investment Company(f) –3.8%
Goldman Sachs Financial Square Government Fund —
Institutional Shares
18,951,713			4.042%	$18,951,713
(Cost $18,951,713)

TOTAL INVESTMENTS – 110.9% (Cost $555,174,267)				$550,037,835

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.9)%				(53,859,691)

NET ASSETS – 100.0%				$496,178,144

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(c)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $64,057,815 which represents approximately 13.0% of net assets as of September 30, 2025.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/20/25	$(8,000,000)	$(7,145,465)
Government National Mortgage Association	4.000	TBA - 30yr	10/20/25	(1,000,000)	(940,308)
Government National Mortgage Association	4.500	TBA - 30yr	10/20/25	(9,000,000)	(8,727,503)
Government National Mortgage Association	5.000	TBA - 30yr	10/15/25	(9,000,000)	(8,952,214)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/14/25	(18,000,000)	(14,506,875)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	10/14/25	(9,000,000)	(7,581,797)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	10/14/25	(2,000,000)	(1,884,609)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/14/25	(11,000,000)	(10,669,141)

(PROCEEDS RECEIVED: $(60,753,086))					$(60,407,912)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

40     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,648	12/31/25	$343,440,626	$153,155

Short position contracts:
10 Year U.S. Treasury Notes	(174)	12/19/25	(19,575,000)	(10,099)
20 Year U.S. Treasury Bonds	(78)	12/19/25	(9,094,313)	(154,654)
5 Year U.S. Treasury Notes	(395)	12/31/25	(43,132,149)	10,359
Ultra 10-Year U.S. Treasury Notes	(324)	12/19/25	(37,285,312)	(374,487)
Ultra Long U.S. Treasury Bonds	(22)	12/19/25	(2,641,375)	5,373

Total				$(523,508)

TOTAL FUTURES CONTRACTS				$(370,353)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062 (b)	12M SOFR(b)	08/31/27	$10,610	$8,637	$(3,506)	$12,143
3.294 (c)	12M SOFR(c)	09/15/27	19,460	10,510	(51,534)	62,044
12M SOFR(b)	3.368(b)	06/23/28	61,910	101,526	56,583	44,943
3.253%(c)	12M SOFR(c)	02/28/30	9,980	29,980	1,986	27,994
3.600(c)	12M SOFR(c)	06/23/30	65,030	(208,688)	(74,530)	(134,158)
3.528 (c)	12M SOFR(c)	07/15/30	3,470	(16,703)	(4,416)	(12,287)
12M SOFR(c)	3.379%(c)	08/31/31	15,080	(1,626)	51,087	(52,713)
12M SOFR(c)	3.845(c)	05/21/32	5,330	84,873	(7,073)	91,946
12M SOFR(c)	4.098(c)	06/24/35	15,840	96,518	2,576	93,942
3.805(c)	12M SOFR(c)	08/31/36	8,300	(67,353)	(66,731)	(622)
12M SOFR(c)	4.574(c)	07/16/40	19,750	75,086	(36,112)	111,198
4.213(c)	12M SOFR(c)	05/21/55	3,510	(7,419)	(712)	(6,707)
3.848(c)	12M SOFR(c)	07/17/55	14,910	(15,266)	48,870	(64,136)

TOTAL				$90,075	$(83,512)	$173,587

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.

Currency Abbreviations:
USD —U.S. Dollar

The accompanying notes are an integral part of these financial statements.    41

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
MTA	—Monthly Treasury Average
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate

Abbreviation:
SOFR	—Secured Overnight Financing Rate

42     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 64.6%

Agriculture(a) – 0.1%
Bunge Ltd. Finance Corp.
$3,417,000	3.750%		09/25/27	$3,397,045

Automotive – 9.3%
American Honda Finance Corp.
14,450,000	4.550		07/09/27	14,565,600
(Secured Overnight Financing Rate + 0.900%)
21,619,000	5.105	(b)	09/01/28	21,655,104
BMW U.S. Capital LLC (c)
5,460,000	4.150		08/11/27	5,468,845
(Secured Overnight Financing Rate + 0.920%)
12,698,000	5.073	(b)	03/21/28	12,764,538
Daimler Truck Finance North America LLC (c)
3,859,000	5.000		01/15/27	3,898,130
3,237,000	3.650		04/07/27	3,211,557
8,923,000	4.300		08/12/27	8,944,951
(Secured Overnight Financing Rate + 0.840%)
17,103,000	5.168	(b)	01/13/28	17,094,277
General Motors Financial Co., Inc.
2,000,000	2.350	(a)	02/26/27	1,948,620
4,190,000	5.000		07/15/27	4,241,327
(Secured Overnight Financing Rate + 1.050%)
8,337,000	5.376	(b)	07/15/27	8,340,585
(Secured Overnight Financing Rate + 1.170%)
20,318,000	5.515	(b)	04/04/28	20,329,988
Hyundai Capital America (b)(c)
(Secured Overnight Financing Rate + 0.920%)
10,477,000	5.264		01/07/28	10,477,419
(Secured Overnight Financing Rate + 1.070%)
11,384,000	5.229		09/18/28	11,424,299
(Secured Overnight Financing Rate + 1.500%)
13,814,000	5.836		01/08/27	13,939,984
Mercedes-Benz Finance North America LLC (c)
10,600,000	4.875		07/31/26	10,670,384
11,253,000	4.650		04/01/27	11,342,911
Toyota Motor Credit Corp. (b) (Secured Overnight Financing Rate + 0.720%)
4,302,000	5.134		09/05/28	4,327,038
Volkswagen Group of America Finance LLC (c)
3,163,000	5.400		03/20/26	3,178,056
8,500,000	4.900		08/14/26	8,538,165
6,079,000	5.300		03/22/27	6,161,978
6,402,000	4.450		09/11/27	6,417,749

				208,941,505

Banks – 36.6%
ABN AMRO Bank NV (c)
3,000,000	4.718		01/22/27	3,025,350
(1 yr. CMT + 0.800%)
2,800,000	1.542	(a)(b)	06/16/27	2,745,232
Banco Santander SA
24,200,000	4.250		04/11/27	24,235,816
(Secured Overnight Financing Rate + 1.120%)
7,000,000	5.452	(a)(b)	07/15/28	7,043,470

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp. (a)(b)
(3 mo. USD Term SOFR + 1.322%)
$8,174,000	3.559%		04/23/27	$8,140,405
(Secured Overnight Financing Rate + 0.910%)
12,769,000	1.658		03/11/27	12,620,624
(Secured Overnight Financing Rate + 0.960%)
7,095,000	1.734		07/22/27	6,953,739
(Secured Overnight Financing Rate + 1.290%)
14,416,000	5.080		01/20/27	14,443,102
Bank of America NA (a)(b) (Secured Overnight Financing Rate + 1.020%)
8,020,000	5.268		08/18/26	8,061,544
Bank of Montreal
7,100,000	4.850	(a)	07/30/26	7,068,263
(Secured Overnight Financing Rate + 0.750%)
10,000,000	4.903	(a)(b)	09/22/28	10,003,600
(Secured Overnight Financing Rate + 0.880%)
5,018,000	5.065	(a)(b)	09/10/27	5,033,957
(Secured Overnight Financing Rate + 1.160%)
9,755,000	5.342	(b)	12/11/26	9,840,161
Bank of Nova Scotia
2,845,000	2.951		03/11/27	2,803,349
Banque Federative du Credit Mutuel SA (c)
5,769,000	4.935		01/26/26	5,777,250
2,973,000	5.088		01/23/27	3,007,398
3,191,000	4.753		07/13/27	3,223,899
(Secured Overnight Financing Rate + 1.130%)
9,494,000	5.433	(b)	01/23/27	9,544,793
(Secured Overnight Financing Rate + 1.400%)
7,345,000	5.728	(b)	07/13/26	7,397,957
Barclays PLC (a)(b) (1 yr. CMT + 3.050%)
14,605,000	7.325		11/02/26	14,638,592
Canadian Imperial Bank of Commerce
3,899,000	3.450	(a)	04/07/27	3,869,641
7,562,000	5.237		06/28/27	7,712,408
(Secured Overnight Financing Rate + 0.800%)
4,964,000	4.997	(a)(b)	09/08/28	4,969,311
(Secured Overnight Financing Rate + 0.930%)
8,110,000	5.112	(a)(b)	09/11/27	8,137,980
(Secured Overnight Financing Rate + 1.220%)
12,651,000	5.572	(b)	10/02/26	12,753,094
Citibank NA (a)
10,956,000	4.929		08/06/26	11,033,897
(Secured Overnight Financing Rate + 0.712%)
2,099,000	4.876	(b)	11/19/27	2,115,141
Citigroup, Inc. (a)(b) (Secured Overnight Financing Rate + 1.143%)
16,173,000	5.408		05/07/28	16,276,669
Cooperatieve Rabobank UA (a)(b)(c) (1 yr. CMT + 0.550%)
14,683,000	1.106		02/24/27	14,497,113
Credit Agricole SA (c)
15,478,000	5.589		07/05/26	15,647,948
4,611,000	4.125		01/10/27	4,604,406
(Secured Overnight Financing Rate + 0.870%)
10,000,000	5.052	(b)	03/11/27	10,035,200

The accompanying notes are an integral part of these financial statements.    43

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Deutsche Bank AG (a)(b) (Secured Overnight Financing Rate + 1.219%)
$16,977,000	5.468%		11/16/27	$17,052,038
Federation des Caisses Desjardins du Quebec (b)(c) (Secured Overnight Financing Rate + 0.630%)
7,600,000	4.930		01/27/27	7,601,249
Fifth Third Bank NA (a)
3,954,000	3.850		03/15/26	3,945,222
HSBC USA, Inc. (b) (Secured Overnight Financing Rate + 0.960%)
20,660,000	5.163		03/04/27	20,774,250
ING Groep NV (a)(b) (Secured Overnight Financing Rate + 1.005%)
1,774,000	1.726		04/01/27	1,751,062
Intesa Sanpaolo SpA (c)
16,376,000	7.000		11/21/25	16,434,135
3,393,000	3.875		07/14/27	3,369,588
JPMorgan Chase & Co. (a)(b)
(Secured Overnight Financing Rate + 0.800%)
11,853,000	1.045		11/19/26	11,799,424
(Secured Overnight Financing Rate + 0.885%)
21,950,000	1.578		04/22/27	21,629,310
Lloyds Banking Group PLC
8,990,000	3.750		01/11/27	8,957,097
(Secured Overnight Financing Rate + 1.580%)
7,530,000	5.937	(a)(b)	01/05/28	7,613,884
Macquarie Bank Ltd. (b)(c)
(Secured Overnight Financing Rate + 0.920%)
6,871,000	5.273		07/02/27	6,914,974
(Secured Overnight Financing Rate + 1.200%)
6,000,000	5.419		12/07/26	6,047,040
(Secured Overnight Financing Rate + 1.240%)
6,867,000	5.440		06/15/26	6,900,374
Macquarie Group Ltd. (a)(b)(c) (Secured Overnight Financing Rate + 1.069%)
14,291,000	1.340		01/12/27	14,168,097
Manufacturers & Traders Trust Co. (a)
31,201,000	4.650		01/27/26	31,215,040
Mitsubishi UFJ Financial Group, Inc. (a)(b) (1 yr. CMT + 0.750%)
9,670,000	1.538		07/20/27	9,463,062
Mizuho Financial Group, Inc. (a)(b) (1 yr. CMT + 0.750%)
1,023,000	1.554		07/09/27	1,001,803
Morgan Stanley (a)(b)
(Secured Overnight Financing Rate + 0.858%)
6,822,000	1.512		07/20/27	6,675,668
(Secured Overnight Financing Rate + 0.879%)
7,534,000	1.593		05/04/27	7,415,113
(Secured Overnight Financing Rate + 1.295%)
9,609,000	5.050		01/28/27	9,629,563
Morgan Stanley Private Bank NA (a)(b) (Secured Overnight Financing Rate + 0.770%)
21,000,000	5.131		07/06/28	21,038,220
National Bank of Canada (a)(b)
(Secured Overnight Financing Rate + 0.557%)
8,709,000	4.702		03/05/27	8,720,148

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 0.900%)
$5,728,000	5.267%		03/25/27	$5,736,993
(Secured Overnight Financing Rate + 1.030%)
2,000,000	5.395		07/02/27	2,004,580
(Secured Overnight Financing Rate + 1.036%)
2,267,000	5.600		07/02/27	2,289,534
National Securities Clearing Corp. (c)
3,988,000	5.150		06/26/26	4,018,149
NatWest Group PLC (a)(b) (1 yr. CMT + 1.350%)
3,115,000	5.847		03/02/27	3,133,098
NatWest Markets PLC (c)
7,725,000	1.600		09/29/26	7,544,544
1,911,000	5.416		05/17/27	1,951,494
(Secured Overnight Financing Rate + 0.760%)
2,300,000	5.128	(b)	09/29/26	2,306,348
(Secured Overnight Financing Rate + 0.900%)
14,800,000	5.265	(b)	05/17/27	14,877,552
(Secured Overnight Financing Rate + 0.950%)
11,117,000	5.314	(b)	03/21/28	11,164,803
PNC Bank NA (a)(b) (Secured Overnight Financing Rate + 0.504%)
11,859,000	4.775		01/15/27	11,873,231
Royal Bank of Canada (a)(b) (Secured Overnight Financing Rate + 0.720%)
4,388,000	5.083		10/18/27	4,396,864
Santander U.K. Group Holdings PLC (a)(b) (Secured Overnight Financing Rate + 0.989%)
4,136,000	1.673		06/14/27	4,058,988
Skandinaviska Enskilda Banken AB (b)(c) (Secured Overnight Financing Rate + 0.890%)
10,253,000	5.246		03/05/27	10,323,541
Societe Generale SA (c)
18,433,000	5.250		02/19/27	18,641,846
(Secured Overnight Financing Rate + 1.100%)
17,746,000	5.466	(b)	02/19/27	17,794,624
Standard Chartered Bank (b) (Secured Overnight Financing Rate + 0.650%)
5,633,000	5.013		10/08/26	5,647,139
Standard Chartered PLC (a)(b)(c)
(1 yr. CMT + 1.000%)
3,633,000	1.456		01/14/27	3,601,611
(1 yr. CMT + 2.050%)
3,225,000	6.170		01/09/27	3,238,642
State Street Corp. (a)(b) (Secured Overnight Financing Rate + 0.845%)
4,891,000	5.211		08/03/26	4,911,151
Sumitomo Mitsui Financial Group, Inc.
14,272,000	5.880		07/13/26	14,471,808
7,434,000	2.632		07/14/26	7,351,557
Sumitomo Mitsui Trust Bank Ltd. (c)
9,999,000	5.200		03/07/27	10,147,385
(Secured Overnight Financing Rate + 0.980%)
15,148,000	5.336	(b)	09/10/27	15,297,965
Toronto-Dominion Bank
3,673,000	5.532		07/17/26	3,713,403

44     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 0.820%)
$7,942,000	5.186	%(b)	01/31/28	$7,976,548
(Secured Overnight Financing Rate + 1.080%)
10,259,000	5.444	(b)	07/17/26	10,324,555
Truist Financial Corp. (a)(b) (Secured Overnight Financing Rate + 0.609%)
2,000,000	1.267		03/02/27	1,974,980
UBS Group AG (a)(b)(c)
(1 yr. CMT + 0.850%)
7,500,000	1.494		08/10/27	7,321,575
(1 yr. CMT + 1.550%)
23,843,000	5.711		01/12/27	23,927,643
UniCredit SpA (c)
13,488,000	4.625		04/12/27	13,534,399
(1 yr. CMT + 1.200%)
19,555,000	1.982	(a)(b)	06/03/27	19,244,271
Wells Fargo Bank NA (a)(b)
(Secured Overnight Financing Rate + 1.060%)
6,115,000	5.426		08/07/26	6,148,266
(Secured Overnight Financing Rate + 1.070%)
10,613,000	5.429		12/11/26	10,694,508
Westpac New Zealand Ltd. (c)
2,564,000	5.132		02/26/27	2,599,127

				821,620,392

Biotechnology(a) – 0.2%
Bio-Rad Laboratories, Inc.
4,129,000	3.300		03/15/27	4,071,979

Building Materials(c) – 0.7%
Amrize Finance U.S. LLC
15,130,000	4.600		04/07/27	15,223,503

Chemicals – 0.4%
Dow Chemical Co. (a)
1,910,000	4.550		11/30/25	1,909,828
Nutrien Ltd.
7,968,000	4.500		03/12/27	8,008,956

				9,918,784

Diversified Financial Services(a) –4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
24,682,000	2.450		10/29/26	24,254,508
4,975,000	3.650		07/21/27	4,931,817
Air Lease Corp.
17,285,000	2.875		01/15/26	17,200,131
2,130,000	3.750		06/01/26	2,118,455
3,959,000	1.875		08/15/26	3,877,286
American Express Co. (b)
(Secured Overnight Financing Rate + 0.750%)
8,208,000	5.053		04/23/27	8,222,200
(Secured Overnight Financing Rate + 1.350%)
13,810,000	5.639		10/30/26	13,821,462
Charles Schwab Corp. (b) (Secured Overnight Financing Rate + 0.520%)
5,422,000	4.885		05/13/26	5,427,151

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(a) – (continued)
Jefferies Financial Group, Inc.
$8,303,000	4.750%		08/11/26	$8,317,613
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (c)
5,475,000	4.500		03/15/27	5,480,913

				93,651,536

Electrical – 1.2%
Enel Finance International NV (c)
12,222,000	3.625		05/25/27	12,117,746
Monongahela Power Co. (a)(c)
1,955,000	3.550		05/15/27	1,936,760
National Rural Utilities Cooperative Finance Corp. (b) (Secured Overnight Financing Rate + 0.400%)
5,167,000	4.756		12/03/25	5,168,809
NextEra Energy Capital Holdings, Inc. (a)
5,898,000	4.625		07/15/27	5,956,154
Southern Power Co. (a)
2,957,000	0.900		01/15/26	2,927,667

				28,107,136

Food & Drug Retailing – 0.2%
Campbell’s Co.
4,000,000	5.300		03/20/26	4,014,720

Gas – 0.4%
KeySpan Gas East Corp. (a)(c)
1,300,000	2.742		08/15/26	1,283,230
Spire, Inc.
7,266,000	5.300		03/01/26	7,293,030

				8,576,260

Healthcare Providers & Services – 0.4%
Baylor Scott & White Holdings (a)
726,000	0.827		11/15/25	722,837
Highmark, Inc. (a)(c)
875,000	1.450		05/10/26	858,077
PeaceHealth Obligated Group (a)
702,000	1.375		11/15/25	699,320
UnitedHealth Group, Inc.
3,857,000	3.700	(a)	05/15/27	3,842,498
(Secured Overnight Financing Rate + 0.500%)
2,032,000	4.862	(b)	07/15/26	2,034,296

				8,157,028

Household Products(a)(c) – 0.2%
Reckitt Benckiser Treasury Services PLC
5,265,000	3.000		06/26/27	5,175,600

Insurance – 5.8%
Corebridge Global Funding (c)
13,789,000	5.350		06/24/26	13,898,209
(Secured Overnight Financing Rate + 0.750%)
9,529,000	5.094	(b)	01/07/28	9,527,761
(Secured Overnight Financing Rate + 1.300%)
2,371,000	5.453	(b)	09/25/26	2,387,526

The accompanying notes are an integral part of these financial statements.    45

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Equitable America Global Funding (b)(c) (Secured Overnight Financing Rate + 0.710%)
$2,737,000	4.886%		09/15/27	$2,740,339
Equitable Financial Life Global Funding (c)
5,318,000	5.500		12/02/25	5,327,838
20,374,000	1.000		01/09/26	20,187,782
5,957,000	4.600		04/01/27	5,996,137
Jackson National Life Global Funding (c)
10,592,000	4.900		01/13/27	10,673,241
10,337,000	5.550		07/02/27	10,563,484
(Secured Overnight Financing Rate + 0.950%)
17,149,000	5.129	(b)	09/12/28	17,215,367
Manulife Financial Corp. (a)
3,106,000	2.484		05/19/27	3,028,101
Pricoa Global Funding I (c)
3,350,000	1.200		09/01/26	3,268,260
Protective Life Global Funding (c)
5,705,000	1.618		04/15/26	5,624,331
(Secured Overnight Financing Rate + 0.850%)
20,000,000	5.284	(b)	09/11/28	20,047,800

				130,486,176

Internet(a) – 0.1%
Expedia Group, Inc.
2,161,000	5.000		02/15/26	2,160,741

Machinery - Construction & Mining(b) – 0.0%
Caterpillar Financial Services Corp. (Secured Overnight Financing Rate + 0.460%)
1,000,000	4.682		02/27/26	1,000,750

Media(a)(c) – 0.1%
Cox Communications, Inc.
2,958,000	3.500		08/15/27	2,918,747

Mining(b)(c) – 0.5%
Glencore Funding LLC (Secured Overnight Financing Rate + 1.060%)
10,947,000	5.405		04/04/27	11,002,501

Oil Field Services – 0.4%
Diamondback Energy, Inc. (a)
2,678,000	5.200		04/18/27	2,717,715
Equinor ASA
3,861,000	7.150		11/15/25	3,872,274
Schlumberger Holdings Corp. (a)(c)
2,000,000	4.000		12/21/25	1,996,540

				8,586,529

Pharmaceuticals – 0.3%
Cardinal Health, Inc.
4,137,000	4.700		11/15/26	4,165,463
Eli Lilly & Co. (a)
1,500,000	5.000		02/27/26	1,500,555

				5,666,018

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – 0.8%
Energy Transfer LP (a)(c)
$11,120,000	5.625%	05/01/27	$11,122,446
Gulfstream Natural Gas System LLC (c)
887,000	6.190	11/01/25	887,426
MPLX LP (a)
6,887,000	4.125	03/01/27	6,880,320

			18,890,192

Real Estate Investment Trust(a) – 0.2%
Realty Income Corp.
2,503,000	5.050	01/13/26	2,503,476
Simon Property Group LP
2,324,000	3.375	06/15/27	2,301,155

			4,804,631

Semiconductors(a) – 0.3%
Intel Corp.
3,160,000	3.750	03/25/27	3,142,114
3,952,000	3.150	05/11/27	3,889,598

			7,031,712

Software(a) – 0.8%
Broadridge Financial Solutions, Inc.
7,690,000	3.400	06/27/26	7,637,016
Oracle Corp.
6,633,000	2.800	04/01/27	6,506,111
Roper Technologies, Inc.
1,577,000	3.800	12/15/26	1,571,118
VMware LLC
1,499,000	3.900	08/21/27	1,493,588

			17,207,833

Telecommunication Services – 1.3%
NBN Co. Ltd. (a)(c)
8,677,000	1.450	05/05/26	8,535,651
NTT Finance Corp. (c)
11,002,000	4.567	07/16/27	11,077,584
(Secured Overnight Financing Rate + 1.080%)
9,187,000	5.442 (b)	07/16/28	9,281,167
Pacific Bell Telephone Co.
1,401,000	7.125	03/15/26	1,415,178

			30,309,580

Trucking & Leasing(a)(c) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,500,000	4.200	04/01/27	1,497,555

TOTAL CORPORATE OBLIGATIONS
(Cost $1,446,835,022)			$1,452,418,453

Asset-Backed Securities(a) – 5.7%

Automotive – 5.1%
BMW Vehicle Lease Trust Series 2023-2, Class A4
$10,800,000	5.980%	02/25/27	$10,853,425

46     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Automotive – (continued)
BMW Vehicle Lease Trust Series 2025-1, Class A2A
$8,950,000	4.430%	09/27/27	$8,981,400
BMW Vehicle Owner Trust Series 2023-A, Class A3
4,527,079	5.470	02/25/28	4,557,937
Chase Auto Owner Trust Series 2024-5A, Class A2(c)
3,255,440	4.400	11/26/27	3,257,316
Drive Auto Receivables Trust Series 2024-2, Class A2
1,036,165	4.940	12/15/27	1,036,889
Exeter Automobile Receivables Trust Series 2024-5A, Class A3
5,516,631	4.450	03/15/28	5,519,454
Ford Credit Auto Owner Trust Series 2020-2, Class A(c)
4,775,000	1.060	04/15/33	4,769,065
GM Financial Automobile Leasing Trust Series 2023-3, Class A3
2,012,502	5.380	11/20/26	2,014,161
GM Financial Automobile Leasing Trust Series 2024-3, Class A3
8,225,000	4.210	10/20/27	8,240,645
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(c)
3,096,985	4.770	03/15/27	3,105,013
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A2A(c)
10,050,000	4.580	09/15/27	10,096,049
Hyundai Auto Receivables Trust Series 2023-A, Class A3
3,126,326	4.580	04/15/27	3,129,567
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A2A
2,532,511	4.570	12/15/26	2,533,356
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A2A
7,475,000	4.570	04/17/28	7,523,880
Santander Drive Auto Receivables Trust Series 2023-4, Class A3
1,626,086	5.730	04/17/28	1,630,439
Santander Drive Auto Receivables Trust Series 2024-5, Class A2
2,060,934	4.880	09/15/27	2,061,989
Santander Drive Auto Receivables Trust Series 2025-2, Class A2
3,866,670	4.710	06/15/28	3,875,564
SFS Auto Receivables Securitization Trust Series 2025-2A, Class A2(c)
5,640,000	4.520	11/20/28	5,654,690
Tesla Auto Lease Trust Series 2023-B, Class A3(c)
1,088,281	6.130	09/21/26	1,089,974
Toyota Lease Owner Trust Series 2024-A, Class A3(c)
5,380,750	5.250	04/20/27	5,406,014
Toyota Lease Owner Trust Series 2024-B, Class A2A(c)
2,856,980	4.310	02/22/27	2,857,479
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
6,258,669	4.650	11/22/27	6,273,989
Westlake Automobile Receivables Trust Series 2025-2A, Class A2A(c)
4,550,000	4.660	09/15/28	4,563,464
World Omni Auto Receivables Trust Series 2023-B, Class A3
5,201,327	4.660	05/15/28	5,211,436

			114,243,195

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations(b)(c) – 0.3%
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class X (3 mo. USD Term SOFR + 1.030%)
$2,500,000	5.356%	10/20/35	$2,499,985
Halsey Point CLO I Ltd. Series 2019-1A, Class XR (3 mo. USD Term SOFR + 1.100%)
3,214,286	5.426	10/20/37	3,214,360

			5,714,345

Credit Card – 0.3%
Discover Card Execution Note Trust Series 2022-A4, Class A
6,770,000	5.030	10/15/27	6,772,108

TOTAL ASSET-BACKED SECURITIES (Cost $126,678,864)			$126,729,648

Municipal Debt Obligations(a) – 0.2%

Texas – 0.2%
San Antonio GO Bonds Taxable Series 2023
$5,065,000	5.635%	02/01/26	$5,079,075
(Cost $5,065,000)

U.S. Treasury Obligations – 5.6%
U.S. Treasury Notes
$29,029,500	5.000%	10/31/25	$29,044,241
29,816,900	4.250	01/31/26	29,836,700
9,785,000	4.875	05/31/26	9,849,979
6,353,300	3.875	03/31/27	6,372,658
20,000,000	3.750	04/30/27	20,029,688
13,975,600	3.875	05/31/27	14,024,187
17,418,400	2.250	08/15/27	16,986,342

TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,855,798)			$126,143,795

Shares	Dividend Rate		Value

Investment Company(d) – 7.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
172,732,791	4.042%		$172,732,791
(Cost $172,732,791)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 83.8%
(Cost $1,877,167,475)			$1,883,103,762

The accompanying notes are an integral part of these financial statements.    47

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 15.3%

Certificates of Deposit – 4.9%
Bayerische Landesbank (b) (Secured Overnight Financing Rate + 0.390%)
$13,128,000	4.550%		01/28/26	$13,140,527
Deutsche Bank AG
5,300,000	4.630		11/06/25	5,301,141
Kookmin Bank
8,406,000	4.780		11/28/25	8,411,878
(Secured Overnight Financing Rate + 0.600%)
9,502,000	4.760	(b)	02/06/26	9,511,901
Liberty Street Funding LLC(b)(c) (Secured Overnight Financing Rate + 0.170%)
4,915,000	4.330		01/29/26	4,915,000
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.430%)
4,317,000	4.610		01/13/26	4,320,718
National Bank of Canada(a)(b)(c) (Secured Overnight Financing Rate + 0.380%)
7,286,000	4.560		09/30/26	7,286,001
National Bank of Kuwait
1,000,000	4.620		11/17/25	1,000,481
11,550,000	4.420		08/19/26	11,568,409
(Secured Overnight Financing Rate + 0.590%)
10,020,000	4.720	(b)	03/26/26	10,030,935
(Secured Overnight Financing Rate + 0.630%)
19,000,000	4.760	(b)	12/12/25	18,999,964
Paradelle Funding LLC (b) (Secured Overnight Financing Rate + 0.380%)
7,500,000	4.560		01/02/26	7,504,000
Standard Chartered Bank
9,418,000	4.650		11/20/25	9,421,692
(Secured Overnight Financing Rate + 0.400%)
136,000	4.560	(b)	10/06/25	136,007

				111,548,654

Commercial Paper(e) – 9.5%
AbbVie, Inc.(c)
7,403,000	0.000		11/14/25	7,363,209
Air Lease Corp.(c)
11,076,000	0.000		10/01/25	11,074,613
8,539,000	0.000		10/16/25	8,521,531
Alimentation Couche-Tard, Inc.(c)
11,319,000	0.000		10/02/25	11,316,295
American Honda Finance Corp.
1,000,000	0.000		10/06/25	999,291
4,755,000	0.000		11/10/25	4,731,625
8,898,000	0.000		11/13/25	8,851,069
BASF SE(c)
7,627,000	0.000		10/17/25	7,611,388
9,635,000	0.000		11/07/25	9,590,631
BAT International Finance PLC(c)
7,750,000	0.000		10/23/25	7,728,722
CommonSpirit Health
22,838,000	0.000		10/24/25	22,767,036
7,794,000	0.000		10/30/25	7,763,539

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(e) – (continued)
Enel Finance America LLC
$5,699,000	0.000	%(c)	11/07/25	$5,673,149
Entergy Corp.(c)
10,710,000	0.000		12/05/25	10,626,315
First Abu Dhabi Bank PJSC(c)
12,099,000	0.000		02/12/26	11,916,608
Hannover Funding Co. LLC(c)
4,072,000	0.000		10/02/25	4,071,031
5,000,000	0.000		02/19/26	4,917,285
LSEGA Financing PLC(c)
16,654,000	0.000		11/14/25	16,565,942
Oracle Corp.(c)
2,074,000	0.000		01/15/26	2,048,563
16,989,000	0.000		01/16/26	16,778,778
TELUS Corp.(c)
11,775,000	0.000		02/24/26	11,551,903
VW Credit, Inc.(c)
3,335,000	0.000		07/01/26	3,232,495
18,155,000	0.000		09/24/26	17,430,360

				213,131,378

Repurchase Agreement – 0.9%
Wells Fargo Securities LLC
20,000,000	5.260		12/09/25	20,000,000
Maturity Value: $20,011,777
Next Reset Date: 11/01/24
Collaterialized by various corporate obligations, 0.000% to 10.000%, due 4/20/26 to 1/1/99. The market value of the collateral, including accrued interest, was $22,000,703.

TOTAL SHORT-TERM INVESTMENTS (Cost $344,576,200)				$344,680,032

TOTAL INVESTMENTS – 99.1% (Cost $2,221,743,675)				$2,227,783,794

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%				19,752,816

NET ASSETS – 100.0%				$2,247,536,610

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

58     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement

The accompanying notes are an integral part of these financial statements.    49

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 126.7%

Collateralized Mortgage Obligations – 9.5%
Interest Only(a) – 0.9%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$86,790	1.613	%(b)	05/15/45	$9,860
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
131,527	4.000		09/25/50	26,466
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
385,989	1.513	(b)	05/15/46	44,607
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
85,149	1.563	(b)	03/15/44	8,744
Federal National Mortgage Association REMICS Series 2017-104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
250,420	1.679	(b)	01/25/48	31,516
Federal National Mortgage Association REMICS Series 2018-8, Class SA (-1X 1 mo. USD Term SOFR + 6.036%)
201,977	1.679	(b)	02/25/48	24,078
Federal National Mortgage Association REMICS Series 2007-36, Class SN (-1X 1 mo. USD Term SOFR + 6.656%)
120,883	2.299	(b)	04/25/37	11,774
Federal National Mortgage Association REMICS Series 2008-17, Class SI (-1X 1 mo. USD Term SOFR + 6.186%)
148,107	1.829	(b)	03/25/38	11,472
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
99,803	1.850	(b)(c)	10/20/43	5,351
Government National Mortgage Association REMICS Series 2015-129, Class IC
172,620	4.500	(c)	09/16/45	32,232
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
428,032	1.410	(b)(c)	07/20/47	43,585
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
914,351	1.450	(b)(c)	01/20/48	96,535
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
367,319	1.950	(b)(c)	05/20/48	45,412
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
506,098	1.950	(b)(c)	09/20/48	63,155
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
137,767	1.800	(b)(c)	01/20/49	15,957

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
$203,374	1.800	%(b)(c)	01/20/49	$23,725
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
130,487	1.850	(b)(c)	06/20/49	15,045
Government National Mortgage Association REMICS Series 2019-151, Class NI
1,041,730	3.500	(c)	10/20/49	183,087
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
529,369	1.800	(b)(c)	02/20/50	65,393
Government National Mortgage Association REMICS Series 2020-78, Class DI
532,274	4.000	(c)	06/20/50	115,374
Government National Mortgage Association REMICS Series 2020-146, Class KI
8,021	2.500	(c)	10/20/50	1,193
Government National Mortgage Association REMICS Series 2020-146, Class IM
966,910	2.500	(c)	10/20/50	141,055
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
466,525	1.800	(b)(c)	08/20/43	51,705
Government National Mortgage Association REMICS Series 2015-111, Class IM
242,759	4.000	(c)	08/20/45	41,082
Government National Mortgage Association REMICS Series 2016-27, Class IA
130,949	4.000	(c)	06/20/45	18,246
Government National Mortgage Association REMICS Series 2019-110, Class SD (-1X 1 mo. USD Term SOFR + 5.986%)
366,890	1.850	(b)(c)	09/20/49	39,104
Government National Mortgage Association REMICS Series 2019-110, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
378,499	1.850	(b)(c)	09/20/49	45,949
Government National Mortgage Association REMICS Series 2019-153, Class EI
887,230	4.000	(c)	12/20/49	188,097
Government National Mortgage Association REMICS Series 2016-138, Class DI
59,850	4.000	(c)	10/20/46	12,127
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
136,830	2.000	(b)(c)	02/20/40	15,714
Government National Mortgage Association REMICS Series 2014-11, Class KI
1,164	4.500	(c)	12/20/42	1

50     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
$192,738	2.000	%(b)(c)	08/20/45	$24,283
Government National Mortgage Association REMICS Series 2015-90, Class PI
7,738	3.500	(c)	04/20/45	635
Government National Mortgage Association REMICS Series 2015-83, Class PI
16,451	3.500	(c)	06/20/45	2,277
Government National Mortgage Association REMICS Series 2015-72, Class JI
7,098	3.500	(c)	05/20/45	785
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
89,442	1.950	(b)(c)	01/20/46	11,049

				1,466,670

Regular Floater(b) – 3.0%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
269,936	5.356		02/25/55	269,332
Federal National Mortgage Association REMICS Series 2017-96, Class FA (1 mo. USD Term SOFR + 0.514%)
890,347	4.871		12/25/57	859,663
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
402,571	5.356		03/25/55	401,221
Government National Mortgage Association REMICS Series 2017-182, Class FN (1 mo. USD Term SOFR + 0.414%)
925,822	4.561	(c)	12/16/47	905,064
Government National Mortgage Association REMICS Series 2021-98, Class FM (1 mo. USD Term SOFR + 0.750%)
842,888	2.500	(c)	06/20/51	715,897
Government National Mortgage Association REMICS Series 2021-122, Class FA (1 mo. USD Term SOFR + 0.400%)
2,224,318	3.000	(c)	07/20/51	1,941,572

				5,092,749

Sequential Fixed Rate – 2.6%
Federal Home Loan Mortgage Corp. REMICS Series 2042, Class N
3,883	6.500	(c)	03/15/28	3,966
Federal Home Loan Mortgage Corp. REMICS Series 4577, Class HM
259,522	4.000	(c)(d)	12/15/50	248,160
Federal National Mortgage Association REMICS Series 2011-99, Class DB
128,323	5.000		10/25/41	129,257
Federal National Mortgage Association REMICS Series 2012-111, Class B
22,351	7.000		10/25/42	24,005

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Federal National Mortgage Association REMICS Series 2012-153, Class B
$84,322	7.000%		07/25/42	$91,795
Federal National Mortgage Association REMICS Series 2011-52, Class GB
128,670	5.000		06/25/41	129,621
Federal National Mortgage Association REMICS Series 2000-16, Class ZG
31,085	8.500		06/25/30	32,989
Federal National Mortgage Association REMICS Series 2017-87, Class EA
1,431,041	3.000		04/25/44	1,315,596
Federal National Mortgage Association REMICS Series 2005-59, Class KZ
255,055	5.500		07/25/35	264,396
Government National Mortgage Association REMICS Series 2021-135, Class A
1,935,632	2.000	(c)	08/20/51	1,611,558
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
577,242	5.562	(c)(d)(e)	03/25/70	584,744

				4,436,087

Sequential Floating Rate(b)(c) – 3.0%
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
59,158	5.839		07/25/35	58,253
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
33,794	6.006	(e)	01/25/34	33,981
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
1,020,000	5.456	(e)	05/25/45	1,022,131
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
92,467	5.906	(e)	10/25/41	92,815
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
22,666	6.256	(e)	04/25/42	22,746
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
94,000	7.356	(e)	04/25/42	96,478
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
125,000	6.156	(e)	01/25/44	126,033
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
150,000	6.306	(e)	03/25/44	151,211

The accompanying notes are an integral part of these financial statements.    51

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
$371,756	1.731%		05/20/53	$22,733
Government National Mortgage Association REMICS Series 2023-101, Class FH (1 mo. USD Term SOFR + 1.000%)
2,375,993	5.389		07/20/53	2,375,983
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
10,410	4.728		01/19/36	11,747
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
1,985	4.992		10/25/34	1,947
JP Morgan Mortgage Trust Series 2021-6, Class A3
366,172	2.500	(e)	10/25/51	303,522
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
655,134	3.514	(e)	07/25/52	587,521
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
55,197	3.750	(e)	05/28/52	53,075
Towd Point Mortgage Trust Series 2016-4, Class M1
43,210	3.250	(e)	07/25/56	42,829
Verus Securitization Trust Series 2021-8, Class A1
113,707	1.824	(e)	11/25/66	105,259
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
22,114	3.500	(e)	07/25/49	20,025

				5,128,289

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				16,123,795

Commercial Mortgage-Backed Securities – 6.6%
Sequential Fixed Rate(e) – 0.9%
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
$400,000	3.000	%(c)	09/15/50	$262,856
COMM Mortgage Trust Series 2024-277P, Class A
375,000	6.338		08/10/44	395,150
DOLP Trust Series 2021-NYC, Class A
400,000	2.956		05/10/41	357,249
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388		11/13/41	463,482

				1,478,737

Sequential Floating Rate(b) – 5.7%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
400,000	2.778		11/15/54	343,144
Bank Series 2021-BN37, Class A5
200,000	2.618	(c)	11/15/64	178,081
Bank5 Series 2025-5YR17, Class C
300,000	5.894	(c)	11/15/58	299,239
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
450,000	5.070	(e)	03/15/37	427,834

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
$125,000	5.319	%(e)	03/15/37	$116,302
Benchmark Mortgage Trust Series 2022-B32, Class A5
500,000	3.002		01/15/55	445,919
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
350,000	6.050	(e)	06/15/42	350,293
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
275,000	5.548	(e)	06/15/44	282,253
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
450,000	5.792	(e)	02/15/41	448,952
Durst Commercial Mortgage Trust Series 2025-151, Class A
400,000	5.317	(e)	08/10/42	406,952
Durst Commercial Mortgage Trust Series 2025-151, Class B
600,000	5.768	(e)	08/10/42	609,782
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148, Class A2
800,000	3.500	(c)	07/25/32	762,865
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(c)	12/25/30	1,145,314
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
192,805	5.024	(c)	11/25/29	192,805
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153, Class A2
800,000	3.820	(c)	12/25/32	774,798
Houston Galleria Mall Trust Series 2025-HGLR, Class A
250,000	5.644	(e)	02/05/45	258,279
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
330,000	5.649	(e)	01/13/40	340,705
IRV Trust Series 2025-200P, Class A
600,000	5.471	(c)(e)	03/14/47	613,316
IRV Trust Series 2025-200P, Class C
250,000	5.921	(c)(e)	03/14/47	248,294
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
317,291	5.507	(e)	04/15/37	310,480
MAD Commercial Mortgage Trust Series 2025-11MD, Class C
150,000	5.631	(e)	10/15/42	150,212
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
300,000	5.843	(e)	02/15/42	298,119
ROCK Trust Series 2024-CNTR, Class C
250,000	6.471	(e)	11/13/41	259,737
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
275,000	5.935	(e)	07/15/35	277,001

52     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
WHARF Commercial Mortgage Trust Series 2025-DC, Class A
$200,000	5.528	%(e)	07/15/40	$205,061

				9,745,737

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$11,224,474

Federal Agencies – 110.6%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(1 yr. CMT + 2.250%)(b)
$3,410	6.500%		04/01/33	$3,476
2,717	6.911		09/01/33	2,769
3,232	6.402		11/01/34	3,297
2,514	6.500		02/01/35	2,568
8,410	6.565		06/01/35	8,578
(1 yr. CMT + 2.107%)(b)
2,034	6.714		10/01/34	2,070

				22,758

Adjustable Rate Federal National Mortgage Association – 0.1%
(11th District Cost of Funds - Consumer + 1.350%)(b)
881	4.298		07/01/27	873
(1 yr. MTA + 1.150%)(b)
749	5.371		11/01/27	739
755	5.371		01/01/38	752
(1 yr. MTA + 1.125%)(b)
4,013	5.346		06/01/32	3,990
(11th District Cost of Funds - Consumer + 1.250%)(b)
3,804	4.184		08/01/32	3,714
(11th District Cost of Funds - Consumer + 1.327%)(b)
2,979	4.261		05/01/33	2,906
(1 yr. CMT + 2.261%)(b)
20,144	6.261		06/01/33	20,571
(RFUCC 6 mo. Treasury + 1.412%)(b)
1,146	6.056		06/01/33	1,163
(1 yr. CMT + 2.016%)(b)
453	6.212		07/01/33	461
(11th District Cost of Funds - Consumer + 1.254%)(b)
16,584	4.187		08/01/33	16,240
(RFUCC 1 yr. Treasury + 1.637%)(b)
8,814	6.304		12/01/33	9,020
(1 yr. CMT + 2.302%)(b)
253	6.508		04/01/34	259
(RFUCC 1 yr. Treasury + 1.670%)(b)
2,808	6.848		11/01/34	2,883
(1 yr. CMT + 2.192%)(b)
3,963	6.428		02/01/35	4,049
(RFUCC 1 yr. Treasury + 1.617%)(b)
6,576	6.530		03/01/35	6,753
(RFUCC 1 yr. Treasury + 1.810%)(b)
4,240	6.810		04/01/35	4,379
(RFUCC 1 yr. Treasury + 2.475%)(b)
2,246	7.475		05/01/35	2,345
(11th District Cost of Funds - Consumer + 1.234%)(b)
2,108	4.726		12/01/37	2,088

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Federal National Mortgage Association – (continued)
(1 yr. MTA + 1.175%)(b)
$2,129	5.396%	11/01/40	$2,120

			85,305

Adjustable Rate Government National Mortgage Association – 0.0%
(1 yr. CMT + 1.500%)(b)
199	5.625	02/20/26	199
13	4.625	07/20/26	13
1,476	5.625	01/20/27	1,481
415	5.625	02/20/27	416
4,940	5.625	04/20/27	4,964
399	5.625	05/20/27	401
874	5.625	06/20/27	879
364	4.750	11/20/27	365
1,012	4.750	12/20/27	1,016
2,793	5.625	01/20/28	2,811
1,073	5.625	02/20/28	1,080
945	5.625	03/20/28	951
7,680	4.625	07/20/29	7,757
2,049	4.625	08/20/29	2,070
716	4.625	09/20/29	724
3,224	4.750	10/20/29	3,248
4,924	4.750	11/20/29	4,963
732	4.750	12/20/29	739
1,527	5.625	01/20/30	1,545
456	5.625	02/20/30	461
2,537	5.625	03/20/30	2,565
4,024	5.625	04/20/30	4,075
11,643	5.625	05/20/30	11,792
1,351	5.625	06/20/30	1,368
10,665	5.000	07/20/30	10,795
1,923	5.000	09/20/30	1,946
3,264	4.750	10/20/30	3,296

			71,920

Federal Home Loan Mortgage Corp. – 6.4%
1,125,000	4.450	12/01/32	1,121,957
21,566	5.000	10/01/33	21,923
930	5.000	07/01/35	947
457	4.500	08/01/35	459
1,159	4.500	09/01/35	1,163
561	4.500	10/01/35	563
25,495	5.000	12/01/35	25,980
8,387	4.500	01/01/38	8,420
372	4.500	06/01/38	373
14,726	4.500	09/01/38	14,769
82	4.500	01/01/39	83
7,411	4.500	02/01/39	7,423
2,896	4.500	03/01/39	2,901
639	4.500	04/01/39	640
21,022	4.500	05/01/39	21,056
53,206	5.000	05/01/39	54,262
65,096	4.500	06/01/39	65,202
92,767	5.000	07/01/39	94,598
2,198	4.500	07/01/39	2,202

The accompanying notes are an integral part of these financial statements.    53

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$1,510	4.500%	08/01/39	$1,513
3,563	4.500	09/01/39	3,569
780	4.500	10/01/39	781
530	4.500	11/01/39	531
817	4.500	12/01/39	818
2,370	4.500	01/01/40	2,374
1,411	4.500	04/01/40	1,418
2,409	4.500	05/01/40	2,421
3,526	4.500	06/01/40	3,544
6,038	4.000	06/01/40	5,891
728	4.500	07/01/40	732
205	4.500	08/01/40	206
1,409	5.000	08/01/40	1,439
40,334	4.000	02/01/41	39,346
12,687	4.500	02/01/41	12,672
2,818	4.500	03/01/41	2,815
3,825	4.500	04/01/41	3,820
5,132	4.500	05/01/41	5,126
9,422	4.500	06/01/41	9,412
786	5.000	06/01/41	802
27,272	4.500	08/01/41	27,241
27,211	4.500	09/01/41	27,347
21,132	4.000	10/01/41	20,650
3,735	4.000	11/01/41	3,647
1,811	4.500	12/01/41	1,809
25,776	4.500	03/01/42	25,747
198,986	4.000	03/01/42	193,338
9,041	3.000	05/01/42	8,316
149,288	3.500	06/01/42	142,027
250,803	4.500	06/01/42	251,531
42,576	3.000	08/01/42	39,402
34,215	3.500	08/01/42	32,368
102,484	3.500	10/01/42	96,898
19,524	3.000	10/01/42	18,038
54,572	3.500	11/01/42	51,634
268,368	3.000	11/01/42	248,936
461,522	3.000	12/01/42	428,254
822,734	3.000	01/01/43	765,348
78,040	3.000	02/01/43	72,030
378,624	4.000	08/01/43	371,700
169,508	4.000	01/01/44	165,503
221,904	3.500	02/01/44	210,181
221,474	3.500	06/01/44	210,757
4,715	4.000	11/01/44	4,594
24,957	3.500	02/01/45	23,564
47,125	3.500	03/01/45	44,452
6,067	3.500	08/01/45	5,709
8,223	3.500	09/01/45	7,760
14,343	3.500	11/01/45	13,457
121,982	3.500	03/01/46	114,180
200,472	3.500	05/01/46	187,932
225,358	3.500	06/01/46	211,156
105,277	3.500	07/01/46	98,643
17,579	3.500	10/01/46	16,454
14,914	3.500	12/01/46	13,960

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$5,439,475	3.000%	05/01/47	$4,945,049
158,330	3.500	12/01/47	148,253

			10,792,016

Federal National Mortgage Association – 3.1%
454	7.000	08/01/31	476
42,125	3.500	07/01/42	39,738
39,046	3.500	08/01/42	36,899
25,215	3.500	09/01/42	23,836
3,387	3.500	10/01/42	3,199
6,573	3.500	11/01/42	6,210
3,692	3.500	01/01/43	3,483
88,871	3.500	02/01/43	83,839
6,336	3.500	05/01/43	5,983
381,649	3.500	07/01/43	359,545
188,142	3.500	01/01/44	177,492
7,642	3.500	12/01/44	7,156
168,186	4.000	03/01/45	162,904
74,432	4.000	04/01/45	72,106
910,906	4.500	06/01/51	902,680
2,208,586	4.000	07/01/56	2,079,111
1,462,344	4.000	02/01/57	1,373,978

			5,338,635

Government National Mortgage Association – 27.9%
116	6.500	01/15/32	119
319	6.500	02/15/32	329
95,743	5.500	04/15/33	98,797
2,604	5.000	11/15/33	2,640
255	6.500	08/15/34	267
437	6.500	02/15/36	457
953	6.500	03/15/36	993
1,565	6.500	04/15/36	1,645
3,699	6.500	05/15/36	3,863
1,948	6.500	06/15/36	2,029
11,574	6.500	07/15/36	12,185
11,737	6.500	08/15/36	12,347
25,276	6.500	09/15/36	26,677
10,872	6.500	10/15/36	11,425
17,026	6.500	11/15/36	18,028
5,281	6.500	12/15/36	5,530
2,351	6.500	01/15/37	2,455
1,194	6.500	03/15/37	1,248
1,769	6.500	04/15/37	1,851
677	6.500	05/15/37	718
3,050	6.500	09/15/37	3,202
3,954	6.500	10/15/37	4,275
1,742	6.500	11/15/37	1,829
1,235	6.500	05/15/38	1,297
495	6.500	02/15/39	515
102,991	5.000	01/20/40	104,723
103,650	4.500	05/15/40	103,444
85,610	5.000	07/15/40	87,446
113,466	3.500	09/15/42	106,579
124,483	3.500	02/15/45	115,782

54     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$22,703	4.000%	05/20/45	$21,940
16,486	4.000	07/20/45	15,922
29,038	4.000	10/20/45	28,028
89,129	4.000	01/20/46	85,939
366,328	4.500	03/20/46	364,904
744,948	4.500	02/20/47	739,411
148,342	4.500	03/20/47	147,394
835,555	4.500	05/20/47	829,695
144,011	4.500	06/20/47	143,001
41,875	4.500	07/20/47	41,581
408,930	4.500	08/20/47	405,807
449,836	4.500	09/20/48	445,134
1,056,762	5.000	11/20/48	1,069,832
537,643	4.500	12/20/48	531,520
435,444	5.000	12/20/48	440,557
78,761	4.500	01/20/49	77,790
255,949	4.500	02/20/49	252,794
376,214	4.500	03/20/49	371,577
268,933	4.500	10/20/49	266,122
533,348	3.500	12/20/50	492,676
826,264	3.000	07/20/51	735,008
667,679	2.500	09/20/51	570,489
477,959	2.500	11/20/51	409,580
821,454	3.000	11/20/51	730,730
624,033	2.500	12/20/51	533,880
2,764,178	4.500	10/20/52	2,699,317
5,000,000	2.500	TBA-30yr(f)	4,303,989
7,000,000	2.000	TBA-30yr(f)	5,789,534
3,000,000	3.000	TBA-30yr(f)	2,679,549
5,000,000	3.500	TBA-30yr(f)	4,560,085
4,000,000	4.000	TBA-30yr(f)	3,761,230
5,000,000	5.000	TBA-30yr(f)	4,966,812
2,000,000	6.000	TBA-30yr(f)	2,034,266
1,000,000	6.500	TBA-30yr(f)	1,027,161
5,000,000	5.500	TBA-30yr(f)	5,037,100

			47,343,049

Uniform Mortgage-Backed Security – 73.1%
530,146	1.500	07/01/35	479,188
124,219	1.500	08/01/35	112,279
857,995	1.500	09/01/35	775,227
1,281,053	1.500	10/01/35	1,157,029
587,887	1.500	11/01/35	530,768
651,122	1.500	12/01/35	587,633
340,914	1.500	02/01/36	308,014
80,448	4.500	07/01/36	80,262
659,024	1.500	10/01/36	593,608
3,617	4.500	12/01/36	3,608
65,167	4.500	02/01/39	65,197
2,038	4.500	03/01/39	2,042
2,881	4.500	05/01/39	2,887
1,280	4.500	07/01/39	1,282
1,279	4.000	08/01/39	1,247
2,950	4.500	09/01/39	2,951
4,911	4.500	10/01/39	4,913

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$11,935	4.500%	02/01/40	$11,960
2,282	4.500	03/01/40	2,283
28,866	4.500	04/01/40	28,977
12,486	4.500	06/01/40	12,509
61,781	4.500	09/01/40	62,013
3,156	4.500	12/01/40	3,168
28,033	4.500	01/01/41	28,140
9,065	4.500	04/01/41	9,044
14,217	4.500	06/01/41	14,184
13,353	4.500	07/01/41	13,322
56,738	4.500	08/01/41	56,736
54,201	4.500	09/01/41	54,076
30,629	4.500	10/01/41	30,558
50,616	3.500	10/01/41	48,223
11,829	3.500	11/01/41	11,266
38,774	4.500	11/01/41	38,684
34,420	4.500	12/01/41	34,340
27,757	4.500	01/01/42	27,692
41,437	3.500	01/01/42	39,497
4,011	3.500	02/01/42	3,803
170,877	4.000	03/01/42	165,823
2,284	4.500	03/01/42	2,285
39,424	4.000	04/01/42	38,258
4,362	4.500	04/01/42	4,364
5,521	3.500	05/01/42	5,256
18,069	3.500	06/01/42	17,198
10,924	3.500	09/01/42	10,444
37,863	3.000	09/01/42	35,030
99,334	3.500	10/01/42	94,347
209,074	3.000	12/01/42	193,204
34,606	3.500	12/01/42	32,902
45,047	3.000	01/01/43	41,873
15,565	3.000	02/01/43	14,482
131,447	3.500	02/01/43	124,605
476,309	3.000	03/01/43	441,214
276,038	3.500	03/01/43	262,017
529,716	3.000	04/01/43	490,176
641,629	3.000	05/01/43	593,431
187,867	2.500	05/01/43	167,122
80,623	3.500	05/01/43	76,498
24,470	3.000	06/01/43	22,610
359,280	3.500	06/01/43	340,785
189,809	3.000	07/01/43	175,366
265,135	3.500	07/01/43	251,418
23,116	3.500	08/01/43	21,853
17,802	3.500	09/01/43	16,879
33,067	3.500	01/01/44	31,391
17,041	3.500	08/01/44	16,009
21,130	3.500	09/01/44	19,924
47,927	3.500	10/01/44	45,257
19,686	5.000	12/01/44	20,040
11,214	3.500	01/01/45	10,541
123,645	4.000	02/01/45	119,846
61,192	3.500	03/01/45	57,570
28,608	3.500	04/01/45	26,893

The accompanying notes are an integral part of these financial statements.    55

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$386,504	3.500%	05/01/45	$364,192
694,201	4.500	06/01/45	687,608
41,672	3.500	07/01/45	39,152
150,264	4.000	11/01/45	145,002
6,687	3.500	11/01/45	6,266
124,918	3.500	01/01/46	117,339
46,735	4.000	03/01/46	45,099
324,607	3.500	03/01/46	306,119
53,179	3.500	04/01/46	50,131
267,878	3.500	05/01/46	250,846
54,778	4.000	06/01/46	52,468
130,611	4.500	06/01/46	129,546
162,169	3.000	07/01/46	146,674
174,043	4.000	07/01/46	166,702
16,995	4.000	08/01/46	16,278
89,336	3.000	08/01/46	80,801
394,786	3.000	09/01/46	357,068
118,407	3.000	10/01/46	107,094
19,265	4.000	10/01/46	18,452
495,081	3.000	11/01/46	447,701
218,830	3.000	12/01/46	197,922
872,422	3.000	01/01/47	789,068
448,684	4.500	02/01/47	444,423
42,937	3.000	02/01/47	38,835
120,388	3.000	04/01/47	108,513
266,733	3.500	06/01/47	248,339
125,363	4.500	11/01/47	124,027
4,298	4.500	02/01/48	4,245
217,049	4.500	05/01/48	214,860
355,345	3.500	06/01/48	330,840
185,001	4.500	07/01/48	182,568
657,048	4.500	08/01/48	648,405
282,742	4.500	09/01/48	279,024
5,430	4.500	10/01/48	5,375
971,822	5.000	11/01/48	984,742
473,251	4.500	11/01/48	466,377
221,966	4.500	12/01/48	218,631
273,799	4.500	02/01/49	269,430
2,972	4.500	05/01/49	2,922
1,413,043	3.000	09/01/49	1,269,732
4,598	4.500	11/01/49	4,521
298,336	4.500	01/01/50	294,133
46,218	4.500	02/01/50	45,512
531,977	3.000	03/01/50	475,706
3,273,590	4.500	03/01/50	3,237,252
340,867	4.500	04/01/50	334,893
1,893,949	2.000	09/01/50	1,543,900
339,189	4.500	09/01/50	333,522
2,985,106	2.500	09/01/50	2,573,735
1,919,004	3.000	10/01/50	1,716,826
3,351,636	2.000	10/01/50	2,731,002
835,876	2.500	11/01/50	718,335
3,338,767	2.000	12/01/50	2,719,352
852,429	2.500	01/01/51	723,635
4,084,467	2.000	02/01/51	3,322,435

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$10,268,856	2.000%	05/01/51	$8,342,347
6,880,126	2.500	05/01/51	5,891,902
7,143,977	2.500	07/01/51	6,120,490
1,458,170	2.500	09/01/51	1,253,577
1,626,182	2.000	11/01/51	1,317,696
4,420,837	2.500	12/01/51	3,791,479
1,225,328	2.000	01/01/52	1,002,356
26,509	2.000	02/01/52	21,687
2,050,210	2.000	03/01/52	1,677,775
3,116,412	2.000	04/01/52	2,549,320
555,909	6.000	11/01/52	575,551
791,090	4.500	05/01/53	777,472
945,616	5.500	08/01/53	955,087
974,559	6.500	08/01/53	1,012,565
565,584	6.500	10/01/53	587,464
2,365,228	6.500	11/01/53	2,475,944
2,770,403	2.500	01/01/54	2,344,931
4,247,105	6.000	04/01/54	4,386,253
2,546,782	6.500	06/01/54	2,663,948
1,692,254	6.500	08/01/54	1,771,601
878,568	6.500	09/01/54	921,135
845,358	6.000	09/01/54	864,394
2,737,039	5.500	10/01/54	2,761,733
1,869,674	5.000	12/01/54	1,879,924
3,000,000	4.000	TBA-30yr(f)	2,826,914
5,000,000	5.000	TBA-30yr(f)	4,958,398
5,000,000	2.000	TBA-30yr(f)	4,597,851
10,000,000	5.500	TBA-30yr(f)	10,083,203
5,000,000	6.000	TBA-30yr(f)	5,107,422

			123,883,515

TOTAL FEDERAL AGENCIES			$187,537,198

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $220,955,927)			$214,885,467

Asset-Backed Securities(c)(e) – 2.6%

Collateralized Loan Obligations – 2.3%
BlueMountain CLO XXXIII Ltd. Series 2021-33A, Class B(b) (3 mo. USD Term SOFR + 1.962%)
$500,000	6.165%	11/20/34	$500,000
BlueMountain CLO XXXIII Ltd. Series 2021-33A, Class BR(b) (-1X 3 mo. USD Term SOFR + 1.700%)
500,000	1.000	10/20/38	500,000
CBAMR Ltd. Series 2021-14A, Class A1R(b) (3 mo. USD Term SOFR + 1.280%)
740,000	5.236	10/20/38	742,691
CIFC Funding Ltd. Series 2023-3A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
500,000	8.576	01/20/37	503,901
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A1R(b) (3 mo. USD Term SOFR + 1.450%)
750,000	5.780	07/20/38	754,336

56     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c)(e) – (continued)

Collateralized Loan Obligations – (continued)
Invesco U.S. CLO Ltd. Series 2023-3A, Class BR(b) (3 mo. USD Term SOFR + 1.750%)
$800,000	6.068%	07/15/38	$804,825
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
87,980	5.750	12/20/50	90,414

			3,896,167

Student Loan(b) – 0.3%
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
600,000	8.826	01/20/37	602,929

TOTAL ASSET-BACKED SECURITIES (Cost $4,474,562)			$4,499,096

U.S. Treasury Obligations – 2.9%

U.S. Treasury Bonds
$530,000	4.750%	05/15/55	$531,656
U.S. Treasury Inflation-Indexed Bonds
847,642	1.500	02/15/53	678,676
U.S. Treasury Notes
556,200	4.375 (g)	11/30/28	568,280
1,570,000	3.625	09/30/30	1,562,028
1,600,000	3.875	09/30/32	1,594,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,936,599)			$4,935,390

Shares	Dividend Rate		Value

Investment Company(h) – 3.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
5,193,875	4.042%		$5,193,875
(Cost $5,193,875)

TOTAL INVESTMENTS – 135.3%
(Cost $235,560,963)			$229,513,828

LIABILITIES IN EXCESS OF OTHER ASSETS – (35.3)%			(59,929,592)

NET ASSETS – 100.0%			$169,584,236

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2025.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $61,733,514 which represents approximately 36.4% of net assets as of September 30, 2025.

(g)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(h)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.    57

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage
Association	4.500%	TBA - 30yr	10/20/25	$(3,000,000)	$(2,909,168)
Government National Mortgage
Association	5.000	TBA - 30yr	10/15/25	(2,000,000)	(1,989,381)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/14/25	(4,000,000)	(3,223,750)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	10/14/25	(1,000,000)	(842,422)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	10/14/25	(6,000,000)	(5,269,922)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/14/25	(6,000,000)	(5,819,531)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	10/14/25	(5,000,000)	(4,568,555)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	10/15/25	(5,000,000)	(5,166,992)
Uniform Mortgage-Backed Security	1.500	TBA - 15yr	10/16/25	(2,000,000)	(1,789,966)

(PROCEEDS RECEIVED: $(31,499,473))					$(31,579,687)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	37	12/19/25	$4,162,500	$(9,383)
2 Year U.S. Treasury Notes	25	12/31/25	5,209,961	(2,778)

Total				$(12,161)

Short position contracts:
20 Year U.S. Treasury Bonds	(15)	12/19/25	(1,748,906)	23,455
5 Year U.S. Treasury Notes	(15)	12/31/25	(1,637,930)	456
Ultra 10-Year U.S. Treasury Notes	(30)	12/19/25	(3,452,344)	(24,516)
Ultra Long U.S. Treasury Bonds	(19)	12/19/25	(2,281,187)	(47,490)

Total				$(48,095)

TOTAL FUTURES CONTRACTS				$(60,256)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$3,330	$2,711	$259	$2,452
3.294(c)	12M SOFR(c)	09/15/27		6,200	3,348	(16,375)	19,723
2.250(d)	12M CDOR(d)	12/17/27	CAD	600	679	2,016	(1,337)
12M SOFR(b)	3.368%(b)	06/23/28		$16,820	27,583	11,682	15,901
3.253(c)	12M SOFR(c)	02/28/30		3,170	9,523	631	8,892
3.600(c)	12M SOFR(c)	06/23/30		17,730	(56,897)	(16,074)	(40,823)
12M SOFR(c)	3.373(c)	11/06/30		2,960	(92)	10,178	(10,270)

58     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(c)	3.379%(c)	08/31/31	$4,770	$(514)	$8,652	$(9,166)
12M SOFR(c)	4.098(c)	06/24/35	4,320	26,323	2,587	23,736
3.805%(c)	12M SOFR(c)	08/31/36	2,620	(21,261)	(15,856)	(5,405)
3.977(c)	12M SOFR(c)	11/06/55	790	(7,030)	(5,905)	(1,125)

TOTAL				$(15,627)	$(18,205)	$2,578

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.711%	MS & Co. Int. PLC	12/15/56	$700	$(9,120)	$(8,867)	$(253)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
CAD—Canadian Dollar
USD —U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
LLC	—Limited Liability Company
MTA	—Monthly Treasury Average
PI	—Private Investment
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

Abbreviations:
CDOR	—Canadian Dollar Offered Rate
CMBX	—Commercial Mortgage Backed Securities Index
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.    59

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities September 30, 2025 (Unaudited)

	Enhanced Income Fund	Government Income Fund	Inflation Protected Securities Fund

Assets:

Investments in unaffiliated issuers, at value (cost $541,521,325, $156,034,110 and $195,284,164, respectively)	$544,405,069	$152,273,172	$197,873,369
Investments in affiliated issuers, at value (cost $3,265,052, $2,012,924 and $1,247,650, respectively)	3,265,052	2,012,924	1,247,650
Cash	8,400,164	1,914,062	3,021,997
Unrealized gain on forward foreign currency exchange contracts	1,793	—	—
Variation margin on futures contracts	88,592	12,201	44,716
Variation margin on swaps contracts	—	7,823	—
Receivables:
Interest and dividends	4,263,229	852,347	1,240,253
Collateral on certain derivative contracts(a)	2,576,419	204,809	670,642
Fund shares sold	231,247	240,291	352,278
Reimbursement from investment adviser	7,211	21,256	15,899
Investments sold on an extended-settlement basis	—	31,812,305	—
Investments sold	—	586	11,615,399
Due from broker - upfront payment	—	587	77,936
Other assets	65,353	73,036	69,806

Total assets	563,304,129	189,425,399	216,229,945

Liabilities:

Variation margin on swaps contracts	60,466	—	40,180
Foreign currency overdraft, at value (identified cost $585, $0 and $10, respectively)	515	—	9
Forward sale contracts, at value (proceeds received $0, $15,987,305 and $0, respectively)	—	15,948,141	—
Payables:
Investments purchased on an extended-settlement basis	1,806,503	43,705,493	—
Fund shares redeemed	417,264	80,173	222,097
Management fees	57,050	24,043	20,987
Investments purchased	17,583	14,359	11,611,993
Distribution and Service fees and Transfer Agency fees	8,758	8,880	12,061
Income distributions	4,720	8,646	—
Accrued expenses	187,461	180,375	152,489

Total liabilities	2,560,320	59,970,110	12,059,816

Net Assets:

Paid-in capital	583,498,901	170,916,391	273,486,615
Total distributable loss	(22,755,092)	(41,461,102)	(69,316,486)

NET ASSETS	$560,743,809	$129,455,289	$204,170,129
Net Assets:
Class A	$10,787,878	$ 34,665,344	$ 26,026,167
Class C	—	781,590	757,360
Administration	3,051,227	—	—
Institutional	174,603,039	25,328,622	38,978,996
Service	27,071	17,714,223	—
Investor	2,096,581	979,203	23,624,910
Class R6	2,904,077	5,685,556	81,976,098
Class R	—	9,590,800	18,746,595
Class P	367,273,936	34,709,951	14,060,003
Total Net Assets	$560,743,809	$129,455,289	$204,170,129
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,125,903	2,627,066	2,735,940
Class C	—	59,247	81,706
Administration	318,052	—	—
Institutional	18,253,013	1,922,028	4,029,949
Service	2,830	1,346,120	—
Investor	219,368	74,225	2,462,759
Class R6	303,490	431,666	8,484,191
Class R	—	727,719	1,985,055
Class P	38,389,274	2,635,148	1,454,062
Net asset value, offering and redemption price per share:(b)
Class A	9.58	13.20	9.51
Class C	—	13.19	9.27
Administration	9.59	—	—
Institutional	9.57	13.18	9.67
Service	9.57	13.16	—
Investor	9.56	13.19	9.59
Class R6	9.57	13.17	9.66
Class R	—	13.18	9.44
Class P	9.57	13.17	9.67

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Enhanced Income Fund	$408,937	$2,167,482
Government Income Fund	—	204,809
Inflation Protected Securities Fund	—	670,642

(b)	Maximum public offering price per share for Class A Shares of the Government Income and Inflation Protected Securities Funds is $13.71 and $9.88, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

60     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2025 (Unaudited)

	Short Duration Bond Fund	Short Duration Government Fund	Short-Term Conservative Income Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,280,730,604, $536,222,554 and $2,049,010,884, respectively)	$1,291,921,918	$531,086,122	$2,055,051,003
Investments in affiliated issuers, at value (cost $25,998,353, $18,951,713 and $172,732,791, respectively)	25,998,353	18,951,713	172,732,791
Purchased options, at value (premium paid $416,004, $0 and $0, respectively)	178,630	—	—
Cash	19,482,627	7,367,305	1,951,199
Foreign currencies, at value (cost $40,423, $0 and $0, respectively)	43,160	—	—
Unrealized gain on forward foreign currency exchange contracts	1,762,748	—	—
Variation margin on futures contracts	348,816	218,613	—
Receivables:
Collateral on certain derivative contracts(a)	24,542,983	726,292	—
Investments sold on an extended-settlement basis	15,678,302	60,753,086	—
Interest and dividends	8,275,368	2,255,189	15,997,078
Investments sold	2,909,981	3,701	—
Due from broker - upfront payment	2,424,303	65,457	—
Fund shares sold	1,042,487	357,443	11,389,095
Reimbursement from investment adviser	28,750	22,120	31,196
Foreign tax reclaims	528	—	224,109
Other assets	54,014	66,690	85,429

Total assets	1,394,692,968	621,873,731	2,257,461,900

Liabilities:

Variation margin on swaps contracts	2,155,532	42,948	—
Forward sale contracts, at value (proceeds received $15,175,801, $60,753,086 and $0, respectively)	15,089,506	60,407,912	—
Unrealized loss on forward foreign currency exchange contracts	1,671,059	—	—
Unrealized loss on swap contracts	1,736	—	—
Written option contracts, at value (premium received $350,268, $0 and $0, respectively)	132,811	—	—
Payables:
Investments purchased on an extended-settlement basis	51,345,885	64,198,164	5,588,032
Investments purchased	4,063,485	71,146	—
Fund shares redeemed	1,460,180	557,493	3,809,125
Management fees	205,893	87,734	174,457
Upfront payments received on swap contracts	60,799	—	—
Income distributions	56,081	118,161	69,198
Distribution and Service fees and Transfer Agency fees	26,110	14,995	55,414
Accrued expenses	222,285	197,034	229,064

Total liabilities	76,491,362	125,695,587	9,925,290

Net Assets:

Paid-in capital	1,409,069,713	569,591,646	2,254,939,116
Total distributable loss	(90,868,107)	(73,413,502)	(7,402,506)

NET ASSETS	$1,318,201,606	$496,178,144	$2,247,536,610
Net Assets:
Class A	$71,521,069	$48,219,663	$111,229,630
Class C	1,255,684	2,513,759	—
Institutional	157,994,559	172,847,180	842,489,974
Service	—	13,880,573	—
Investor	34,214,006	17,326,095	378,782,253
Class R6	6,320,005	13,301,277	113,131,380
Class R	31,894	—	—
Class P	1,046,864,389	228,089,597	801,903,373
Total Net Assets	$1,318,201,606	$496,178,144	$2,247,536,610
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,264,851	5,116,276	10,995,579
Class C	127,617	268,894	—
Institutional	16,020,678	18,404,314	83,217,489
Service	—	1,479,641	—
Investor	3,470,605	1,836,160	37,427,197
Class R6	641,205	1,415,912	11,178,308
Class R	3,232	—	—
Class P	106,203,386	24,289,063	79,300,757
Net asset value, offering and redemption price per share:
Class A	9.84	9.42	10.12
Class C	9.84	9.35	—
Institutional	9.86	9.39	10.12
Service	—	9.38	—
Investor	9.86	9.44	10.12
Class R6	9.86	9.39	10.12
Class R	9.87	—	—
Class P	9.86	9.39	10.11

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps	Forwards	TBA
Short Duration Bond Fund	$23,272,983	$1,270,000	$—
Short Duration Government Fund	716,292	—	10,000

(b)	Maximum public offering price per share for Class A Shares of the Short Duration Bond and Short Duration Government Funds is $9.99 and $9.56, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.    61

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2025 (Unaudited)

U.S. Mortgages Fund

Assets:

Investments in unaffiliated issuers, at value (cost $230,367,088)	$224,319,953
Investments in affiliated issuers, at value (cost $5,193,875)	5,193,875
Cash	2,518,042
Foreign currencies, at value (cost $32,149)	32,302
Variation margin on futures contracts	14,623
Variation margin on swaps contracts	5,711
Receivables:
Investments sold on an extended-settlement basis	82,414,697
Interest and dividends	561,908
Collateral on certain derivative contracts(a)	172,024
Fund shares sold	55,751
Reimbursement from investment adviser	12,338
Due from broker - upfront payment	597
Investments sold	429
Other assets	44,737

Total assets	315,346,987

Liabilities:

Forward sale contracts, at value (proceeds received $31,499,473)	31,579,687
Unrealized loss on swap contracts	253
Payables:
Investments purchased on an extended-settlement basis	113,596,365
Investments purchased	225,433
Fund shares redeemed	109,814
Income distributions	62,367
Management fees	23,231
Upfront payments received on swap contracts	8,867
Distribution and Service fees and Transfer Agency fees	4,048
Accrued expenses	152,686

Total liabilities	145,762,751

Net Assets:

Paid-in capital	213,813,070
Total distributable loss	(44,228,834)

NET ASSETS	$169,584,236
Net Assets:
Class A	$5,673,402
Institutional	50,871,177
Separate Account Institutional	73,412,043
Investor	25,584,079
Class R6	11,354,868
Class P	2,688,667
Total Net Assets	$169,584,236
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	625,483
Institutional	5,591,278
Separate Account Institutional	8,090,461
Investor	2,813,556
Class R6	1,248,685
Class P	295,808
Net asset value, offering and redemption price per share:(b)
Class A	9.07
Institutional	9.10
Separate Account Institutional	9.07
Investor	9.09
Class R6	9.09
Class P	9.09

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
U.S. Mortgages Fund	$10,393	$161,631

(b)	Maximum public offering price per share for Class A Shares of U.S. Mortgages Fund is $9.42. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares

62     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations For the Six Months Ended September 30, 2025 (Unaudited)

	Enhanced Income Fund	Government Income Fund	Inflation Protected Securities Fund

Investment Income:

Interest	$13,212,102	$2,536,259	$5,194,215

Dividends — affiliated issuers	213,913	60,308	65,681

Total investment income	13,426,015	2,596,567	5,259,896

Expenses:

Management fees	724,370	340,248	259,690

Custody, accounting and administrative services	102,834	75,036	54,909

Transfer Agency fees(a)	101,506	42,095	60,201

Professional fees	64,965	64,931	65,804

Registration fees	57,272	55,938	50,391

Printing and mailing costs	14,819	43,816	40,984

Trustee fees	14,180	13,695	13,793

Distribution and Service (12b-1) fees(a)	8,203	91,546	82,201

Shareholder Administration fees —Service Class	3,937	21,938	—

Service fees — Class C	—	911	1,022

Other	16,206	8,325	8,746

Total expenses	1,108,292	758,479	637,741

Less — expense reductions	(93,462)	(311,211)	(193,377)

Net expenses	1,014,830	447,268	444,364

NET INVESTMENT INCOME	12,411,185	2,149,299	4,815,532

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	160,696	289,378	474,439

Futures contracts	(58,755)	(178,037)	763,174

Swap contracts	(2,437,115)	(167,584)	(615,973)

Forward foreign currency exchange contracts	(286,880)	—	—

Foreign currency transactions	11,018	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	2,345,467	1,381,831	(703,373)

Futures contracts	(236,325)	(195,621)	(501,731)

Swap contracts	1,322,792	117,485	522,931

Forward foreign currency exchange contracts	130,482	—	—

Foreign currency translation	(821)	—	1

Net realized and unrealized gain (loss)	950,559	1,247,452	(60,532)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,361,744	$3,396,751	$4,755,000

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Adminstration	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced Income Fund	$8,168	$—	$35	$—	$6,534	$—	$624	$34,162	$6	$1,311	$430	$—	$58,439
Government Income Fund	43,207	2,733	21,938	23,668	20,739	437	—	5,489	3,510	591	905	5,681	4,743
Inflation Protected Securities Fund	33,217	3,066	—	45,918	15,944	490	—	8,340	—	10,082	12,137	11,020	2,188

The accompanying notes are an integral part of these financial statements.    63

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued) For the Six Months Ended September 30, 2025 (Unaudited)

	Short Duration Bond Fund	Short Duration Government Fund	Short-Term Conservative Income Fund

Investment Income:

Interest	$27,881,648	$8,190,034	$50,341,833

Dividends — affiliated issuers	853,933	249,958	1,027,033

Dividends — unaffiliated issuers	445	—	—

Total investment income	28,736,026	8,439,992	51,368,866

Expenses:

Management fees	2,505,330	977,492	2,705,080

Transfer Agency fees(a)	245,968	107,064	571,131

Custody, accounting and administrative services	156,134	99,815	116,991

Distribution and Service (12b-1) fees(a)	89,373	88,719	73,113

Professional fees	78,711	65,393	67,737

Registration fees	53,263	52,134	68,385

Printing and mailing costs	37,875	30,893	65,135

Trustee fees	14,865	14,026	15,641

Prime broker fees	5,239	—	—

Service fees — Class C	2,019	3,271	—

Shareholder Administration fees —Service Class	—	17,795	—

Other	27,486	14,185	44,346

Total expenses	3,216,263	1,470,787	3,727,559

Less — expense reductions	(352,472)	(281,694)	(916,896)

Net expenses	2,863,791	1,189,093	2,810,663

NET INVESTMENT INCOME	25,872,235	7,250,899	48,558,203

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	1,088,565	(588,815)	2,003,165

Purchased options	130,793	—	—

Futures contracts	891,451	(133,244)	—

Written options	156,506	—	—

Swap contracts	2,714,762	(518,237)	—

Forward foreign currency exchange contracts	(1,801,017)	—	—

Foreign currency transactions	(7,238)	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	10,439,903	3,896,399	1,877,415

Purchased options	(118,181)	—	—

Futures contracts	(1,625,729)	(719,701)	—

Written options	(8,072)	—	—

Swap contracts	2,120,831	480,403	—

Forward foreign currency exchange contracts	340,916	—	—

Foreign currency translation	61,765	—	—

Net realized and unrealized gain	14,385,255	2,416,805	3,880,580

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,257,490	$9,667,704	$52,438,783

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Short Duration Bond Fund	$83,238	$6,057	$—	$78	$39,954	$969	$31,043	$—	$20,582	$920	$18	$152,482
Short Duration Government Fund	61,112	9,812	17,795	—	29,334	1,570	36,060	2,847	10,016	1,928	—	25,309
Short-Term Conservative Income Fund	73,113	—	—	—	58,490	—	164,491	—	215,375	16,784	—	115,991

64     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued) For the Six Months Ended September 30, 2025 (Unaudited)

U.S. Mortgages Fund

Investment Income:

Interest	$3,574,907

Dividends — affiliated issuers	73,077

Total investment income	3,647,984

Expenses:

Management fees	283,848

Professional fees	65,018

Custody, accounting and administrative services	56,289

Transfer Agency fees(a)	42,916

Registration fees	39,778

Printing and mailing costs	29,496

Trustee fees	13,750

Distribution and Service (12b-1) fees(a)	7,120

Other	9,592

Total expenses	547,807

Less — expense reductions	(154,987)

Net expenses	392,820

NET INVESTMENT INCOME	3,255,164

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	1,105,716

Futures contracts	(132,701)

Swap contracts	(181,695)

Forward foreign currency exchange contracts	(24,162)

Foreign currency transactions	752

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	1,773,391

Futures contracts	(7,083)

Swap contracts	127,067

Forward foreign currency exchange contracts	24,251

Foreign currency translation	220

Net realized and unrealized gain	2,685,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,940,920

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees	Transfer Agency Fees
Fund	Class A	Class A	Institutional	Separate Account Institutional	Investor	Class R6	Class P
U.S. Mortgages Fund	$7,120	$3,418	$9,534	$10,687	$17,232	$1,648	$397

The accompanying notes are an integral part of these financial statements.    65

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Enhanced Income Fund		Government Income Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$ 12,411,185	$ 22,648,587	$ 2,149,299	$ 3,476,435

Net realized loss	(2,611,036)	(1,274,376)	(56,243)	(3,000,779)

Net change in unrealized gain	3,561,595	7,180,897	1,303,695	4,670,771

Net increase in net assets resulting from operations	13,361,744	28,555,108	3,396,751	5,146,427

Distributions to shareholders:

From distributable earnings:

Class A Shares	(220,546)	(413,028)	(546,160)	(992,345)

Class C Shares	—	—	(8,819)	(14,442)

Administration Shares	(62,906)	(153,598)	—	—

Institutional Shares	(3,654,802)	(7,061,553)	(476,467)	(903,146)

Service Shares	(527)	(6,717)	(260,766)	(457,203)

Investor Shares	(45,870)	(107,828)	(16,839)	(46,224)

Class R6 Shares	(61,489)	(120,295)	(104,634)	(211,863)

Class R Shares	—	—	(137,943)	(234,260)

Class P Shares	(8,360,733)	(14,871,025)	(551,301)	(513,741)

Total distributions to shareholders	(12,406,873)	(22,734,044)	(2,102,929)	(3,373,224)

From share transactions:

Proceeds from sales of shares	48,680,597	206,446,032	23,477,073	32,991,689

Reinvestment of distributions	12,377,110	22,637,799	2,044,183	3,239,499

Cost of shares redeemed	(99,240,468)	(161,398,449)	(18,131,193)	(42,661,664)

Net increase (decrease) in net assets resulting from share transactions	(38,182,761)	67,685,382	7,390,063	(6,430,476)

TOTAL INCREASE (DECREASE)	(37,227,890)	73,506,446	8,683,885	(4,657,273)

Net assets:

Beginning of period	597,971,699	524,465,253	120,771,404	125,428,677

End of period	$560,743,809	$597,971,699	$129,455,289	$120,771,404

66     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Inflation Protected Securities Fund		Short Duration Bond Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$ 4,815,532	$ 10,787,430	$ 25,872,235	$ 49,800,159

Net realized gain (loss)	621,640	(1,613,166)	3,173,822	3,666,347

Net change in unrealized gain (loss)	(682,172)	4,240,464	11,211,433	20,388,532

Net increase in net assets resulting from operations	4,755,000	13,414,728	40,257,490	73,855,038

Distributions to shareholders:

From distributable earnings:

Class A Shares	(699,298)	(1,139,491)	(1,335,424)	(2,077,968)

Class C Shares	(18,235)	(38,085)	(29,167)	(63,904)

Institutional Shares	(1,099,354)	(2,179,654)	(3,344,039)	(5,884,169)

Investor Shares	(512,990)	(614,844)	(730,779)	(1,471,215)

Class R6 Shares	(2,246,447)	(4,566,682)	(132,521)	(246,640)

Class R Shares	(462,047)	(698,225)	(587)	(30,809)

Class P Shares	(404,887)	(643,324)	(21,957,004)	(41,377,813)

Total distributions to shareholders	(5,443,258)	(9,880,305)	(27,529,521)	(51,152,518)

From share transactions:

Proceeds from sales of shares	31,148,537	98,259,721	161,055,885	419,640,225

Reinvestment of distributions	5,136,146	8,764,502	27,190,096	50,741,970

Cost of shares redeemed	(44,635,666)	(143,517,060)	(154,186,041)	(456,575,304)

Net increase (decrease) in net assets resulting from share transactions	(8,350,983)	(36,492,837)	34,059,940	13,806,891

TOTAL INCREASE (DECREASE)	(9,039,241)	(32,958,414)	46,787,909	36,509,411

Net assets:

Beginning of period	213,209,370	246,167,784	1,271,413,697	1,234,904,286

End of period	$204,170,129	$213,209,370	$1,318,201,606	$1,271,413,697

The accompanying notes are an integral part of these financial statements.    67

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short Duration Government Fund		Short-Term Conservative Income Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$ 7,250,899	$ 14,334,402	$ 48,558,203	$ 97,921,099

Net realized gain (loss)	(1,240,296)	(1,496,185)	2,003,165	6,979,957

Net change in unrealized gain (loss)	3,657,101	10,091,579	1,877,415	(1,562,174)

Net increase in net assets resulting from operations	9,667,704	22,929,796	52,438,783	103,338,882

Distributions to shareholders:

From distributable earnings:

Class A Shares	(727,386)	(1,381,180)	(2,107,879)	(3,290,463)

Class C Shares	(33,712)	(76,839)	—	—

Institutional Shares	(2,979,299)	(6,677,998)	(18,742,102)	(40,507,212)

Service Shares	(199,682)	(403,350)	—	—

Investor Shares	(269,465)	(779,744)	(8,032,964)	(14,386,362)

Class R6 Shares	(213,434)	(422,239)	(2,555,535)	(6,209,435)

Class P Shares	(2,800,240)	(4,674,927)	(17,649,822)	(33,337,226)

Total distributions to shareholders	(7,223,218)	(14,416,277)	(49,088,302)	(97,730,698)

From share transactions:

Proceeds from sales of shares	124,637,305	99,155,628	712,926,954	1,022,438,445

Reinvestment of distributions	6,480,080	13,015,249	48,642,628	96,643,867

Cost of shares redeemed	(75,122,435)	(161,771,631)	(546,667,766)	(1,063,335,773)

Net increase (decrease) in net assets resulting from share transactions	55,994,950	(49,600,754)	214,901,816	55,746,539

TOTAL INCREASE (DECREASE)	58,439,436	(41,087,235)	218,252,297	61,354,723

Net assets:

Beginning of period	437,738,708	478,825,943	2,029,284,313	1,967,929,590

End of period	$496,178,144	$437,738,708	$2,247,536,610	$2,029,284,313

68     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	U.S. Mortgages Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$3,255,164	$7,141,007

Net realized gain (loss)	767,910	(807,597)

Net change in unrealized gain	1,917,846	2,995,190

Net increase in net assets resulting from operations	5,940,920	9,328,600

Distributions to shareholders:

From distributable earnings:

Class A Shares	(102,777)	(319,229)

Institutional Shares	(939,509)	(1,794,048)

Separate Account Institutional Shares	(1,407,160)	(3,618,723)

Investor Shares	(553,172)	(1,196,081)

Class R6 Shares	(217,042)	(449,558)

Class P Shares	(52,268)	(179,160)

Return of capital:

Class A Shares	—	(2,301)

Institutional Shares	—	(12,931)

Separate Account Institutional Shares	—	(26,082)

Investor Shares	—	(8,621)

Class R6 Shares	—	(3,240)

Class P Shares	—	(1,291)

Total distributions to shareholders	(3,271,928)	(7,611,265)

From share transactions:

Proceeds from sales of shares	12,882,467	29,776,954

Reinvestment of distributions	2,919,355	6,970,304

Cost of shares redeemed	(22,970,148)	(55,805,149)

Net decrease in net assets resulting from share transactions	(7,168,326)	(19,057,891)

TOTAL DECREASE	(4,499,334)	(17,340,556)

Net assets:

Beginning of period	174,083,570	191,424,126

End of period	$169,584,236	$174,083,570

The accompanying notes are an integral part of these financial statements.    69

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund
	Class A Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.56	$9.46	$9.25	$9.37	$9.56	$9.22

Net investment income(a)	0.19	0.37	0.31	0.15	0.04	0.10

Net realized and unrealized gain (loss)	0.02	0.10	0.21	(0.05)	(0.18)	0.34

Total from investment operations	0.21	0.47	0.52	0.10	(0.14)	0.44

Distributions to shareholders from net investment income	(0.19)	(0.37)	(0.31)	(0.16)	(0.05)	(0.10)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	—	— (b)	(0.01)	—	—

Total distributions	(0.19)	(0.37)	(0.31)	(0.22)	(0.05)	(0.10)

Net asset value, end of period	$ 9.58	$9.56	$9.46	$9.25	$9.37	$9.56

Total return(c)	2.15%	5.20%	5.65%	1.14%	(1.48)%	4.82%

Net assets, end of period (in 000s)	$10,788	$10,830	$11,649	$13,575	$25,272	$15,098

Ratio of net expenses to average net assets	0.58%(d)	0.58%	0.58%	0.58%	0.57%	0.58%

Ratio of total expenses to average net assets	0.61%(d)	0.60%	0.63%	0.60%	0.58%	0.61%

Ratio of net investment income to average net assets	4.05%(d)	3.90%	3.29%	1.67%	0.46%	1.04%

Portfolio turnover rate(e)	29%	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund
	Administration Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.58	$9.47	$9.26	$9.38	$9.57	$9.23

Net investment income(a)	0.19	0.37	0.31	0.16	0.04	0.09

Net realized and unrealized gain (loss)	0.01	0.11	0.20	(0.06)	(0.18)	0.35

Total from investment operations	0.20	0.48	0.51	0.10	(0.14)	0.44

Distributions to shareholders from net investment income	(0.19)	(0.37)	(0.30)	(0.16)	(0.05)	(0.10)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	—	— (b)	(0.01)	—	—

Total distributions	(0.19)	(0.37)	(0.30)	(0.22)	(0.05)	(0.10)

Net asset value, end of period	$ 9.59	$9.58	$9.47	$9.26	$9.38	$9.57

Total return(c)	2.14%	5.18%	5.62%	1.12%	(1.50)%	4.79%

Net assets, end of period (in 000s)	$ 3,051	$3,098	$5,403	$4,992	$4,934	$16,333

Ratio of net expenses to average net assets	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.59%

Ratio of total expenses to average net assets	0.63%(d)	0.62%	0.65%	0.63%	0.60%	0.63%

Ratio of net investment income to average net assets	4.03%(d)	3.87%	3.28%	1.74%	0.39%	0.97%

Portfolio turnover rate(e)	29%	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    71

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund
	Institutional Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.55	$9.44	$9.24	$9.36	$9.55	$9.21

Net investment income(a)	0.20	0.39	0.33	0.17	0.06	0.12

Net realized and unrealized gain (loss)	0.02	0.11	0.20	(0.05)	(0.16)	0.35

Total from investment operations	0.22	0.50	0.53	0.12	(0.10)	0.47

Distributions to shareholders from net investment income	(0.20)	(0.39)	(0.33)	(0.18)	(0.09)	(0.13)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	—	— (b)	(0.01)	—	—

Total distributions	(0.20)	(0.39)	(0.33)	(0.24)	(0.09)	(0.13)

Net asset value, end of period	$ 9.57	$9.55	$9.44	$9.24	$9.36	$9.55

Total return(c)	2.38%	5.44%	5.78%	1.37%	(1.26)%	5.18%

Net assets, end of period (in 000s)	$174,603	$172,687	$175,291	$242,734	$408,324	$299,844

Ratio of net expenses to average net assets	0.35%(d)	0.35%	0.35%	0.35%	0.34%	0.34%

Ratio of total expenses to average net assets	0.38%(d)	0.37%	0.40%	0.37%	0.35%	0.38%

Ratio of net investment income to average net assets	4.28%(d)	4.14%	3.50%	1.83%	0.68%	1.25%

Portfolio turnover rate(e)	29%	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund
	Service Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,			Period Ended March 31, 2022(a)
		2025	2024	2023

Per Share Data

Net asset value, beginning of period	$ 9.55	$9.45	$9.24	$9.35	$9.49

Net investment income(b)	0.18	0.34	0.28	0.18	0.01

Net realized and unrealized gain (loss)	0.02	0.11	0.21	(0.09)	(0.15)

Total from investment operations	0.20	0.45	0.49	0.09	(0.14)

Distributions to shareholders from net investment income	(0.18)	(0.35)	(0.28)	(0.15)	—(c)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—

Distributions to shareholders from return of capital	—	—	— (d)	— (d)	—

Total distributions	(0.18)	(0.35)	(0.28)	(0.20)	—(c)

Net asset value, end of period	$ 9.57	$9.55	$9.45	$9.24	$9.35

Total return(e)	2.13%	4.81%	5.37%	0.87%	(1.23)%

Net assets, end of period (in 000s)	$ 27	$28	$284	$275	$28

Ratio of net expenses to average net assets	0.86%(f)	0.85%	0.85%	0.85%	0.85%(f)

Ratio of total expenses to average net assets	0.88%(f)	0.87%	0.90%	0.89%	0.85%(f)

Ratio of net investment income to average net assets	3.77%(f)	3.58%	3.03%	1.98%	0.22%(f)

Portfolio turnover rate(g)	29%	43%	23%	25%	17%

(a)	Commenced operations on December 10, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Amount is less than ($0.005) per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    73

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund
	Investor Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.54	$9.44	$9.23	$9.35	$9.54	$9.19

Net investment income(a)	0.20	0.38	0.31	0.17	0.06	0.11

Net realized and unrealized gain (loss)	0.02	0.11	0.22	(0.05)	(0.17)	0.36

Total from investment operations	0.22	0.49	0.53	0.12	(0.11)	0.47

Distributions to shareholders from net investment income	(0.20)	(0.39)	(0.32)	(0.18)	(0.08)	(0.12)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	—	— (b)	(0.01)	—	—

Total distributions	(0.20)	(0.39)	(0.32)	(0.24)	(0.08)	(0.12)

Net asset value, end of period	$ 9.56	$9.54	$9.44	$9.23	$9.35	$9.54

Total return(c)	2.34%	5.25%	5.81%	1.29%	(1.34)%	5.10%

Net assets, end of period (in 000s)	$ 2,097	$2,321	$3,499	$8,894	$11,980	$9,184

Ratio of net expenses to average net assets	0.43%(d)	0.43%	0.43%	0.43%	0.42%	0.42%

Ratio of total expenses to average net assets	0.46%(d)	0.45%	0.48%	0.46%	0.43%	0.46%

Ratio of net investment income to average net assets	4.20%(d)	4.04%	3.38%	1.86%	0.60%	1.20%

Portfolio turnover rate(e)	29%	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund
	Class R6 Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.55	$9.45	$9.24	$9.36	$9.55	$9.21

Net investment income(a)	0.21	0.39	0.33	0.17	0.06	0.13

Net realized and unrealized gain (loss)	0.02	0.11	0.21	(0.04)	(0.17)	0.34

Total from investment operations	0.23	0.50	0.54	0.13	(0.11)	0.47

Distributions to shareholders from net investment income	(0.21)	(0.40)	(0.33)	(0.19)	(0.08)	(0.13)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	—	— (b)	(0.01)	—	—

Total distributions	(0.21)	(0.40)	(0.33)	(0.25)	(0.08)	(0.13)

Net asset value, end of period	$ 9.57	$9.55	$9.45	$9.24	$9.36	$9.55

Total return(c)	2.38%	5.34%	5.90%	1.38%	(1.25)%	5.19%

Net assets, end of period (in 000s)	$2,904	$2,859	$2,912	$6,539	$14,426	$36,558

Ratio of net expenses to average net assets	0.34%(d)	0.34%	0.34%	0.34%	0.33%	0.33%

Ratio of total expenses to average net assets	0.37%(d)	0.36%	0.39%	0.36%	0.34%	0.37%

Ratio of net investment income to average net assets	4.29%(d)	4.14%	3.49%	1.87%	0.66%	1.34%

Portfolio turnover rate(e)	29%	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    75

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund
	Class P Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.55	$9.44	$9.24	$9.36	$9.55	$9.21

Net investment income(a)	0.21	0.40	0.33	0.18	0.07	0.12

Net realized and unrealized gain (loss)	0.02	0.11	0.20	(0.05)	(0.18)	0.35

Total from investment operations	0.23	0.51	0.53	0.13	(0.11)	0.47

Distributions to shareholders from net investment income	(0.21)	(0.40)	(0.33)	(0.19)	(0.08)	(0.13)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—	—

Distributions to shareholders from return of capital	—	—	— (b)	(0.01)	—	—

Total distributions	(0.21)	(0.40)	(0.33)	(0.25)	(0.08)	(0.13)

Net asset value, end of period	$ 9.57	$9.55	$9.44	$9.24	$9.36	$9.55

Total return(c)	2.38%	5.45%	5.79%	1.38%	(1.25)%	5.19%

Net assets, end of period (in 000s)	$367,274	$406,150	$325,427	$337,021	$593,178	$294,205

Ratio of net expenses to average net assets	0.34%(d)	0.34%	0.34%	0.34%	0.33%	0.33%

Ratio of total expenses to average net assets	0.37%(d)	0.36%	0.38%	0.37%	0.34%	0.37%

Ratio of net investment income to average net assets	4.29%(d)	4.15%	3.54%	1.97%	0.71%	1.23%

Portfolio turnover rate(e)	29%	43%	23%	25%	17%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund
	Class A Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 13.06	$12.87	$13.11	$14.09	$15.14	$15.57

Net investment income(a)	0.21	0.36	0.32	0.20	0.05	0.07

Net realized and unrealized gain (loss)	0.14	0.18	(0.25)	(0.96)	(0.77)	(0.35)

Total from investment operations	0.35	0.54	0.07	(0.76)	(0.72)	(0.28)

Distributions to shareholders from net investment income	(0.21)	(0.35)	(0.31)	(0.22)	(0.12)	(0.15)

Distributions to shareholders from net realized gains	—	—	—	—	(0.21)	—

Total distributions	(0.21)	(0.35)	(0.31)	(0.22)	(0.33)	(0.15)

Net asset value, end of period	$ 13.20	$13.06	$12.87	$13.11	$14.09	$15.14

Total return(b)	2.52%	4.31%	0.56%	(5.38)%	(4.82)%	(1.73)%

Net assets, end of period (in 000s)	$34,665	$35,241	$39,366	$45,870	$56,679	$74,473

Ratio of net expenses to average net assets	0.81%(c)	0.81%	0.82%	0.82%	0.83%	0.83%

Ratio of total expenses to average net assets	1.31%(c)	1.30%	1.25%	1.12%	1.09%	1.07%

Ratio of net investment income to average net assets	3.23%(c)	2.76%	2.46%	1.53%	0.35%	0.43%

Portfolio turnover rate(d)	419%	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    77

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund
	Class C Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.06	$12.87	$13.11	$14.09	$15.14	$15.57

Net investment income (loss)(a)	0.16	0.26	0.22	0.10	(0.06)	(0.05)

Net realized and unrealized gain (loss)	0.13	0.18	(0.25)	(0.96)	(0.77)	(0.34)

Total from investment operations	0.29	0.44	(0.03)	(0.86)	(0.83)	(0.39)

Distributions to shareholders from net investment income	(0.16)	(0.25)	(0.21)	(0.12)	(0.01)	(0.04)

Distributions to shareholders from net realized gains	—	—	—	—	(0.21)	—

Total distributions	(0.16)	(0.25)	(0.21)	(0.12)	(0.22)	(0.04)

Net asset value, end of period	$13.19	$13.06	$12.87	$13.11	$14.09	$15.14

Total return(b)	2.14%	3.53%	(0.18)%	(6.09)%	(5.52)%	(2.53)%

Net assets, end of period (in 000s)	$782	$656	$731	$840	$1,532	$2,420

Ratio of net expenses to average net assets	1.56%(c)	1.56%	1.57%	1.57%	1.58%	1.58%

Ratio of total expenses to average net assets	2.06%(c)	2.05%	2.00%	1.87%	1.84%	1.81%

Ratio of net investment income (loss) to average net assets	2.49%(c)	2.01%	1.71%	0.73%	(0.41)%	(0.31)%

Portfolio turnover rate(d)	419%	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund
	Institutional Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 13.05	$12.85	$13.09	$14.07	$15.12	$15.54

Net investment income(a)	0.23	0.40	0.35	0.23	0.10	0.12

Net realized and unrealized gain (loss)	0.13	0.19	(0.24)	(0.95)	(0.77)	(0.34)

Total from investment operations	0.36	0.59	0.11	(0.72)	(0.67)	(0.22)

Distributions to shareholders from net investment income	(0.23)	(0.39)	(0.35)	(0.26)	(0.17)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	—	(0.21)	—

Total distributions	(0.23)	(0.39)	(0.35)	(0.26)	(0.38)	(0.20)

Net asset value, end of period	$ 13.18	$13.05	$12.85	$13.09	$14.07	$15.12

Total return(b)	2.76%	4.63%	0.87%	(5.10)%	(4.47)%	(1.50)%

Net assets, end of period (in 000s)	$25,329	$27,261	$33,354	$47,454	$110,854	$148,150

Ratio of net expenses to average net assets	0.50%(c)	0.50%	0.51%	0.51%	0.52%	0.52%

Ratio of total expenses to average net assets	0.98%(c)	0.97%	0.92%	0.78%	0.76%	0.73%

Ratio of net investment income to average net assets	3.54%(c)	3.07%	2.77%	1.71%	0.65%	0.74%

Portfolio turnover rate(d)	419%	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    79

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund
	Service Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 13.03	$12.84	$13.08	$14.05	$15.10	$15.52

Net investment income(a)	0.20	0.33	0.29	0.18	0.02	0.04

Net realized and unrealized gain (loss)	0.12	0.18	(0.25)	(0.96)	(0.77)	(0.34)

Total from investment operations	0.32	0.51	0.04	(0.78)	(0.75)	(0.30)

Distributions to shareholders from net investment income	(0.19)	(0.32)	(0.28)	(0.19)	(0.09)	(0.12)

Distributions to shareholders from net realized gains	—	—	—	—	(0.21)	—

Total distributions	(0.19)	(0.32)	(0.28)	(0.19)	(0.30)	(0.12)

Net asset value, end of period	$ 13.16	$13.03	$12.84	$13.08	$14.05	$15.10

Total return(b)	2.51%	4.03%	0.37%	(5.51)%	(5.02)%	(1.93)%

Net assets, end of period (in 000s)	$17,714	$17,921	$18,858	$21,311	$27,085	$32,692

Ratio of net expenses to average net assets	1.00%(c)	1.00%	1.01%	1.01%	1.02%	1.02%

Ratio of total expenses to average net assets	1.48%(c)	1.47%	1.42%	1.29%	1.26%	1.23%

Ratio of net investment income to average net assets	3.04%(c)	2.57%	2.27%	1.34%	0.16%	0.25%

Portfolio turnover rate(d)	419%	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund
	Investor Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.06	$12.87	$13.11	$14.09	$15.13	$15.56

Net investment income(a)	0.23	0.39	0.33	0.24	0.10	0.11

Net realized and unrealized gain (loss)	0.12	0.18	(0.23)	(0.97)	(0.77)	(0.35)

Total from investment operations	0.35	0.57	0.10	(0.73)	(0.67)	(0.24)

Distributions to shareholders from net investment income	(0.22)	(0.38)	(0.34)	(0.25)	(0.16)	(0.19)

Distributions to shareholders from net realized gains	—	—	—	—	(0.21)	—

Total distributions	(0.22)	(0.38)	(0.34)	(0.25)	(0.37)	(0.19)

Net asset value, end of period	$13.19	$13.06	$12.87	$13.11	$14.09	$15.13

Total return(b)	2.65%	4.57%	0.81%	(5.14)%	(4.52)%	(1.55)%

Net assets, end of period (in 000s)	$ 979	$1,038	$2,095	$77,074	$72,599	$6,459

Ratio of net expenses to average net assets	0.56%(c)	0.56%	0.56%	0.57%	0.58%	0.58%

Ratio of total expenses to average net assets	1.06%(c)	1.05%	0.91%	0.87%	0.85%	0.81%

Ratio of net investment income to average net assets	3.49%(c)	3.01%	2.56%	1.82%	0.67%	0.71%

Portfolio turnover rate(d)	419%	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than onefullyearare not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    81

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund
	Class R6 Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.04	$12.85	$13.09	$14.07	$15.11	$15.54

Net investment income(a)	0.23	0.40	0.36	0.24	0.10	0.12

Net realized and unrealized gain (loss)	0.13	0.18	(0.25)	(0.96)	(0.76)	(0.35)

Total from investment operations	0.36	0.58	0.11	(0.72)	(0.66)	(0.23)

Distributions to shareholders from net investment income	(0.23)	(0.39)	(0.35)	(0.26)	(0.17)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	—	(0.21)	—

Total distributions	(0.23)	(0.39)	(0.35)	(0.26)	(0.38)	(0.20)

Net asset value, end of period	$13.17	$13.04	$12.85	$13.09	$14.07	$15.11

Total return(b)	2.77%	4.56%	0.88%	(5.09)%	(4.46)%	(1.49)%

Net assets, end of period (in 000s)	$5,686	$7,109	$8,112	$7,199	$8,722	$10,019

Ratio of net expenses to average net assets	0.49%(c)	0.49%	0.50%	0.50%	0.51%	0.51%

Ratio of total expenses to average net assets	0.97%(c)	0.96%	0.92%	0.78%	0.75%	0.72%

Ratio of net investment income to average net assets	3.54%(c)	3.08%	2.79%	1.85%	0.67%	0.75%

Portfolio turnover rate(d)	419%	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund
	Class R Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.05	$12.86	$13.10	$14.08	$15.12	$15.55

Net investment income(a)	0.19	0.32	0.28	0.17	0.01	0.03

Net realized and unrealized gain (loss)	0.13	0.18	(0.24)	(0.96)	(0.75)	(0.35)

Total from investment operations	0.32	0.50	0.04	(0.79)	(0.74)	(0.32)

Distributions to shareholders from net investment income	(0.19)	(0.31)	(0.28)	(0.19)	(0.09)	(0.11)

Distributions to shareholders from net realized gains	—	—	—	—	(0.21)	—

Total distributions	(0.19)	(0.31)	(0.28)	(0.19)	(0.30)	(0.11)

Net asset value, end of period	$13.18	$13.05	$12.86	$13.10	$14.08	$15.12

Total return(b)	2.48%	3.97%	0.31%	(5.62)%	(5.00)%	(2.05)%

Net assets, end of period (in 000s)	$9,591	$9,450	$9,954	$9,963	$10,753	$14,021

Ratio of net expenses to average net assets	1.06%(c)	1.06%	1.07%	1.07%	1.08%	1.08%

Ratio of total expenses to average net assets	1.56%(c)	1.55%	1.51%	1.37%	1.34%	1.32%

Ratio of net investment income to average net assets	2.99%(c)	2.51%	2.22%	1.29%	0.10%	0.19%

Portfolio turnover rate(d)	419%	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    83

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund
	Class P Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 13.04	$12.85	$13.09	$14.07	$15.11	$15.54

Net investment income(a)	0.23	0.40	0.36	0.25	0.10	0.12

Net realized and unrealized gain (loss)	0.13	0.18	(0.25)	(0.97)	(0.76)	(0.35)

Total from investment operations	0.36	0.58	0.11	(0.72)	(0.66)	(0.23)

Distributions to shareholders from net investment income	(0.23)	(0.39)	(0.35)	(0.26)	(0.17)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	—	(0.21)	—

Total distributions	(0.23)	(0.39)	(0.35)	(0.26)	(0.38)	(0.20)

Net asset value, end of period	$ 13.17	$13.04	$12.85	$13.09	$14.07	$15.11

Total return(b)	2.77%	4.56%	0.88%	(5.09)%	(4.46)%	(1.42)%

Net assets, end of period (in 000s)	$34,710	$22,095	$12,960	$8,092	$9,106	$13,725

Ratio of net expenses to average net assets	0.49%(c)	0.49%	0.49%	0.50%	0.52%	0.51%

Ratio of total expenses to average net assets	0.97%(c)	0.96%	0.92%	0.78%	0.75%	0.72%

Ratio of net investment income to average net assets	3.56%(c)	3.08%	2.79%	1.86%	0.66%	0.75%

Portfolio turnover rate(d)	419%	830%	602%	709%	578%	820%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund
	Class A Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.53	$9.38	$9.82	$11.16	$11.35	$10.72

Net investment income(a)	0.22	0.41	0.35	0.54	0.57	0.10

Net realized and unrealized gain (loss)	0.01	0.11	(0.37)	(1.27)	(0.14)	0.62

Total from investment operations	0.23	0.52	(0.02)	(0.73)	0.43	0.72

Distributions to shareholders from net investment income	(0.25)	(0.37)	(0.40)	(0.58)	(0.52)	(0.09)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.25)	(0.37)	(0.42)	(0.61)	(0.62)	(0.09)

Net asset value, end of period	$ 9.51	$9.53	$9.38	$9.82	$11.16	$11.35

Total return(b)	2.47%	5.67%	(0.17)%	(6.36)%	3.65%	6.72%

Net assets, end of period (in 000s)	$26,026	$28,472	$33,182	$43,635	$61,867	$69,090

Ratio of net expenses to average net assets	0.67%(c)	0.67%	0.68%	0.67%	0.67%	0.67%

Ratio of total expenses to average net assets	0.86%(c)	0.82%	0.79%	0.74%	0.71%	0.75%

Ratio of net investment income to average net assets	4.60%(c)	4.35%	3.64%	5.32%	4.89%	0.86%

Portfolio turnover rate(d)	98%	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    85

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund
	Class C Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.29	$9.15	$9.57	$10.89	$11.12	$10.54

Net investment income(a)	0.18	0.35	0.27	0.45	0.45	0.00(b)

Net realized and unrealized gain (loss)	0.01	0.08	(0.36)	(1.23)	(0.12)	0.63

Total from investment operations	0.19	0.43	(0.09)	(0.78)	0.33	0.63

Distributions to shareholders from net investment income	(0.21)	(0.29)	(0.31)	(0.51)	(0.46)	(0.05)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.21)	(0.29)	(0.33)	(0.54)	(0.56)	(0.05)

Net asset value, end of period	$ 9.27	$9.29	$9.15	$9.57	$10.89	$11.12

Total return(c)	2.13%	4.80%	(0.86)%	(7.12)%	2.91%	6.01%

Net assets, end of period (in 000s)	$ 757	$842	$1,584	$3,498	$4,327	$2,374

Ratio of net expenses to average net assets	1.42%(d)	1.42%	1.43%	1.42%	1.42%	1.42%

Ratio of total expenses to average net assets	1.62%(d)	1.57%	1.54%	1.49%	1.46%	1.50%

Ratio of net investment income to average net assets	3.85%(d)	3.82%	2.94%	4.58%	4.00%	0.03%

Portfolio turnover rate(e)	98%	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund
	Institutional Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.69	$9.53	$9.97	$11.31	$11.50	$10.86

Net investment income(a)	0.24	0.44	0.39	0.62	0.61	0.14

Net realized and unrealized gain (loss)	0.01	0.12	(0.38)	(1.32)	(0.14)	0.63

Total from investment operations	0.25	0.56	0.01	(0.70)	0.47	0.77

Distributions to shareholders from net investment income	(0.27)	(0.40)	(0.43)	(0.61)	(0.56)	(0.13)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.27)	(0.40)	(0.45)	(0.64)	(0.66)	(0.13)

Net asset value, end of period	$ 9.67	$9.69	$9.53	$9.97	$11.31	$11.50

Total return(b)	2.60%	6.04%	0.16%	(6.05)%	4.04%	7.06%

Net assets, end of period (in 000s)	$38,979	$55,757	$45,678	$86,504	$170,776	$194,076

Ratio of net expenses to average net assets	0.34%(c)	0.34%	0.35%	0.34%	0.34%	0.34%

Ratio of total expenses to average net assets	0.53%(c)	0.49%	0.46%	0.41%	0.38%	0.41%

Ratio of net investment income to average net assets	5.01%(c)	4.57%	4.01%	6.06%	5.16%	1.18%

Portfolio turnover rate(d)	98%	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    87

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund
	Investor Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.61	$9.46	$9.89	$11.24	$11.43	$10.79

Net investment income(a)	0.23	0.44	0.38	0.61	0.60	0.14

Net realized and unrealized gain (loss)	0.02	0.10	(0.37)	(1.33)	(0.14)	0.62

Total from investment operations	0.25	0.54	0.01	(0.72)	0.46	0.76

Distributions to shareholders from net investment income	(0.27)	(0.39)	(0.42)	(0.60)	(0.55)	(0.12)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.27)	(0.39)	(0.44)	(0.63)	(0.65)	(0.12)

Net asset value, end of period	$ 9.59	$9.61	$9.46	$9.89	$11.24	$11.43

Total return(b)	2.59%	5.88%	0.17%	(6.17)%	3.90%	7.03%

Net assets, end of period (in 000s)	$23,625	$13,658	$17,699	$43,039	$77,500	$74,650

Ratio of net expenses to average net assets	0.42%(c)	0.42%	0.43%	0.42%	0.42%	0.42%

Ratio of total expenses to average net assets	0.62%(c)	0.57%	0.54%	0.49%	0.46%	0.49%

Ratio of net investment income to average net assets	4.71%(c)	4.67%	4.00%	5.98%	5.16%	1.21%

Portfolio turnover rate(d)	98%	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund
	Class R6 Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.68	$9.52	$9.96	$11.30	$11.50	$10.85

Net investment income(a)	0.24	0.43	0.37	0.56	0.60	0.15

Net realized and unrealized gain (loss)	0.01	0.13	(0.36)	(1.26)	(0.14)	0.63

Total from investment operations	0.25	0.56	0.01	(0.70)	0.46	0.78

Distributions to shareholders from net investment income	(0.27)	(0.40)	(0.43)	(0.61)	(0.56)	(0.13)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.27)	(0.40)	(0.45)	(0.64)	(0.66)	(0.13)

Net asset value, end of period	$ 9.66	$9.68	$9.52	$9.96	$11.30	$11.50

Total return(b)	2.61%	6.06%	0.17%	(6.02)%	3.96%	7.17%

Net assets, end of period (in 000s)	$81,976	$80,457	$115,887	$147,866	$150,116	$107,354

Ratio of net expenses to average net assets	0.33%(c)	0.33%	0.34%	0.33%	0.33%	0.33%

Ratio of total expenses to average net assets	0.53%(c)	0.48%	0.45%	0.40%	0.37%	0.40%

Ratio of net investment income to average net assets	4.92%(c)	4.47%	3.88%	5.50%	5.14%	1.27%

Portfolio turnover rate(d)	98%	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    89

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund
	Class R Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.47	$9.32	$9.76	$11.09	$11.29	$10.67

Net investment income(a)	0.20	0.36	0.31	0.49	0.53	0.06

Net realized and unrealized gain (loss)	0.01	0.14	(0.36)	(1.24)	(0.13)	0.63

Total from investment operations	0.21	0.50	(0.05)	(0.75)	0.40	0.69

Distributions to shareholders from net investment income	(0.24)	(0.35)	(0.37)	(0.55)	(0.50)	(0.07)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.24)	(0.35)	(0.39)	(0.58)	(0.60)	(0.07)

Net asset value, end of period	$ 9.44	$9.47	$9.32	$9.76	$11.09	$11.29

Total return(b)	2.26%	5.47%	(0.41)%	(6.63)%	3.45%	6.43%

Net assets, end of period (in 000s)	$18,747	$19,023	$15,553	$16,584	$18,525	$17,052

Ratio of net expenses to average net assets	0.92%(c)	0.92%	0.93%	0.92%	0.92%	0.92%

Ratio of total expenses to average net assets	1.11%(c)	1.07%	1.04%	0.99%	0.96%	1.00%

Ratio of net investment income to average net assets	4.34%(c)	3.89%	3.29%	4.88%	4.63%	0.54%

Portfolio turnover rate(d)	98%	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund
	Class P Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.69	$9.53	$9.96	$11.31	$11.50	$10.86

Net investment income(a)	0.24	0.44	0.39	0.58	0.60	0.16

Net realized and unrealized gain (loss)	0.01	0.12	(0.37)	(1.29)	(0.13)	0.61

Total from investment operations	0.25	0.56	0.02	(0.71)	0.47	0.77

Distributions to shareholders from net investment income	(0.27)	(0.40)	(0.43)	(0.61)	(0.56)	(0.13)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)	—

Distributions to shareholders from return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.27)	(0.40)	(0.45)	(0.64)	(0.66)	(0.13)

Net asset value, end of period	$ 9.67	$9.69	$9.53	$9.96	$11.31	$11.50

Total return(b)	2.60%	6.05%	0.27%	(6.11)%	4.05%	7.07%

Net assets, end of period (in 000s)	$14,060	$15,000	$16,584	$26,552	$35,167	$49,767

Ratio of net expenses to average net assets	0.33%(c)	0.33%	0.34%	0.33%	0.33%	0.33%

Ratio of total expenses to average net assets	0.52%(c)	0.48%	0.45%	0.40%	0.37%	0.40%

Ratio of net investment income to average net assets	4.94%(c)	4.59%	4.01%	5.69%	5.15%	1.36%

Portfolio turnover rate(d)	98%	222%	165%	38%	62%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    91

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund
	Class A Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.75	$9.57	$9.44	$9.72	$10.15	$9.68

Net investment income(a)	0.18	0.36	0.28	0.20	0.06	0.12

Net realized and unrealized gain (loss)	0.11	0.19	0.14	(0.26)	(0.38)	0.53

Total from investment operations	0.29	0.55	0.42	(0.06)	(0.32)	0.65

Distributions to shareholders from net investment income	(0.20)	(0.37)	(0.29)	(0.13)	(0.07)	(0.17)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	—	(0.09)	(0.03)	(0.01)

Total distributions	(0.20)	(0.37)	(0.29)	(0.22)	(0.11)	(0.18)

Net asset value, end of period	$ 9.84	$9.75	$9.57	$9.44	$9.72	$10.15

Total return(c)	2.97%	5.81%	4.55%	(0.63)%	(3.24)%	6.64%

Net assets, end of period (in 000s)	$71,521	$63,790	$47,737	$48,018	$64,658	$82,370

Ratio of net expenses to average net assets	0.74%(d)	0.75%	0.75%	0.74%	0.73%	0.75%

Ratio of total expenses to average net assets	0.82%(d)	0.81%	0.81%	0.80%	0.78%	0.80%

Ratio of net investment income to average net assets	3.75%(d)	3.69%	3.01%	2.10%	0.59%	1.21%

Portfolio turnover rate(e)	70%	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund
	Class C Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.74	$9.57	$9.44	$9.72	$10.15	$9.68

Net investment income(a)	0.16	0.32	0.25	0.16	0.02	0.09

Net realized and unrealized gain (loss)	0.12	0.18	0.14	(0.26)	(0.38)	0.52

Total from investment operations	0.28	0.50	0.39	(0.10)	(0.36)	0.61

Distributions to shareholders from net investment income	(0.18)	(0.33)	(0.26)	(0.10)	(0.04)	(0.13)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	—	(0.08)	(0.02)	(0.01)

Total distributions	(0.18)	(0.33)	(0.26)	(0.18)	(0.07)	(0.14)

Net asset value, end of period	$ 9.84	$9.74	$9.57	$9.44	$9.72	$10.15

Total return(c)	2.87%	5.39%	4.03%	(1.02)%	(3.63)%	6.22%

Net assets, end of period (in 000s)	$1,256	$1,828	$1,922	$2,810	$2,895	$2,556

Ratio of net expenses to average net assets	1.14%(d)	1.15%	1.15%	1.14%	1.12%	1.15%

Ratio of total expenses to average net assets	1.57%(d)	1.56%	1.56%	1.55%	1.53%	1.55%

Ratio of net investment income to average net assets	3.35%(d)	3.29%	2.60%	1.72%	0.21%	0.88%

Portfolio turnover rate(e)	70%	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    93

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund
	Institutional Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.76	$9.59	$9.46	$9.74	$10.17	$9.70

Net investment income(a)	0.20	0.39	0.31	0.23	0.09	0.16

Net realized and unrealized gain (loss)	0.11	0.18	0.14	(0.26)	(0.38)	0.53

Total from investment operations	0.31	0.57	0.45	(0.03)	(0.29)	0.69

Distributions to shareholders from net investment income	(0.21)	(0.40)	(0.32)	(0.15)	(0.09)	(0.21)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	—	(0.10)	(0.04)	(0.01)

Total distributions	(0.21)	(0.40)	(0.32)	(0.25)	(0.14)	(0.22)

Net asset value, end of period	$ 9.86	$9.76	$9.59	$9.46	$9.74	$10.17

Total return(c)	3.22%	6.14%	4.76%	(0.31)%	(2.92)%	6.99%

Net assets, end of period (in 000s)	$157,995	$154,771	$131,635	$150,768	$172,910	$276,641

Ratio of net expenses to average net assets	0.44%(d)	0.44%	0.44%	0.43%	0.41%	0.42%

Ratio of total expenses to average net assets	0.49%(d)	0.48%	0.48%	0.47%	0.45%	0.47%

Ratio of net investment income to average net assets	4.05%(d)	3.99%	3.32%	2.46%	0.89%	1.58%

Portfolio turnover rate(e)	70%	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund
	Investor Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.76	$9.58	$9.46	$9.74	$10.16	$9.70

Net investment income(a)	0.20	0.38	0.31	0.24	0.09	0.15

Net realized and unrealized gain (loss)	0.11	0.19	0.13	(0.28)	(0.37)	0.52

Total from investment operations	0.31	0.57	0.44	(0.04)	(0.28)	0.67

Distributions to shareholders from net investment income	(0.21)	(0.39)	(0.32)	(0.14)	(0.09)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	—	(0.10)	(0.04)	(0.01)

Total distributions	(0.21)	(0.39)	(0.32)	(0.24)	(0.14)	(0.21)

Net asset value, end of period	$ 9.86	$9.76	$9.58	$9.46	$9.74	$10.16

Total return(c)	3.20%	6.07%	4.70%	(0.37)%	(2.89)%	6.90%

Net assets, end of period (in 000s)	$34,214	$34,049	$40,149	$64,060	$23,825	$25,579

Ratio of net expenses to average net assets	0.49%(d)	0.50%	0.50%	0.49%	0.47%	0.50%

Ratio of total expenses to average net assets	0.57%(d)	0.56%	0.56%	0.55%	0.53%	0.55%

Ratio of net investment income to average net assets	4.00%(d)	3.94%	3.25%	2.50%	0.85%	1.46%

Portfolio turnover rate(e)	70%	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    95

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund
	Class R6 Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.76	$9.58	$9.45	$9.73	$10.16	$9.69

Net investment income(a)	0.20	0.39	0.30	0.23	0.11	0.16

Net realized and unrealized gain (loss)	0.11	0.19	0.15	(0.26)	(0.40)	0.53

Total from investment operations	0.31	0.58	0.45	(0.03)	(0.29)	0.69

Distributions to shareholders from net investment income	(0.21)	(0.40)	(0.32)	(0.15)	(0.09)	(0.21)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—	—	—	(0.10)	(0.04)	(0.01)

Total distributions	(0.21)	(0.40)	(0.32)	(0.25)	(0.14)	(0.22)

Net asset value, end of period	$ 9.86	$9.76	$9.58	$9.45	$9.73	$10.16

Total return(c)	3.23%	6.15%	4.88%	(0.31)%	(2.92)%	7.00%

Net assets, end of period (in 000s)	$6,320	$5,782	$6,065	$81,479	$56,824	$7,944

Ratio of net expenses to average net assets	0.43%(d)	0.43%	0.43%	0.42%	0.40%	0.41%

Ratio of total expenses to average net assets	0.48%(d)	0.47%	0.47%	0.46%	0.44%	0.46%

Ratio of net investment income to average net assets	4.06%(d)	4.00%	3.24%	2.47%	1.07%	1.57%

Portfolio turnover rate(e)	70%	227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund

	Class R Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.77		$9.59	$9.46	$9.74	$10.16	$9.70

Net investment income(a)	0.17		0.33	0.26	0.17	0.04	0.11

Net realized and unrealized gain (loss)	0.12		0.19	0.14	(0.26)	(0.38)	0.51

Total from investment operations	0.29		0.52	0.40	(0.09)	(0.34)	0.62

Distributions to shareholders from net investment income	(0.19)		(0.34)	(0.27)	(0.11)	(0.05)	(0.15)

Distributions to shareholders from net realized gains	—		—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—		—	—	(0.08)	(0.02)	(0.01)

Total distributions	(0.19)		(0.34)	(0.27)	(0.19)	(0.08)	(0.16)

Net asset value, end of period	$ 9.87		$9.77	$9.59	$9.46	$9.74	$10.16

Total return(c)	2.95%		5.54%	4.30%	(0.87)%	(3.38)%	6.37%

Net assets, end of period (in 000s)	$ 32		$30	$25	$30	$161	$184

Ratio of net expenses to average net assets	0.97	%(d)	1.01%	1.00%	0.99%	0.97%	0.99%

Ratio of total expenses to average net assets	1.05	%(d)	1.06%	1.05%	1.05%	1.03%	1.05%

Ratio of net investment income to average net assets	3.52	%(d)	3.41%	2.77%	1.82%	0.38%	1.03%

Portfolio turnover rate(e)	70%		227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    97

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund

	Class P Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.76		$9.58	$9.45	$9.74	$10.16	$9.70

Net investment income(a)	0.20		0.39	0.32	0.22	0.09	0.16

Net realized and unrealized gain (loss)	0.11		0.19	0.13	(0.26)	(0.37)	0.52

Total from investment operations	0.31		0.58	0.45	(0.04)	(0.28)	0.68

Distributions to shareholders from net investment income	(0.21)		(0.40)	(0.32)	(0.15)	(0.09)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	—	(0.01)	—(b)

Distributions to shareholders from return of capital	—		—	—	(0.10)	(0.04)	(0.01)

Total distributions	(0.21)		(0.40)	(0.32)	(0.25)	(0.14)	(0.22)

Net asset value, end of period	$ 9.86		$9.76	$9.58	$9.45	$9.74	$10.16

Total return(c)	3.23%		6.15%	4.77%	(0.30)%	(2.82)%	7.00%

Net assets, end of period (in 000s)	$1,046,864		$1,011,164	$1,007,371	$1,104,122	$2,148,459	$2,080,421

Ratio of net expenses to average net assets	0.43	%(d)	0.43%	0.43%	0.42%	0.40%	0.41%

Ratio of total expenses to average net assets	0.48	%(d)	0.47%	0.47%	0.46%	0.44%	0.46%

Ratio of net investment income to average net assets	4.06	%(d)	4.01%	3.33%	2.37%	0.94%	1.61%

Portfolio turnover rate(e)	70%		227%	286%	181%	240%	253%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Class A Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.38	$9.20	$9.26	$9.52	$10.00	$9.97

Net investment income (loss)(a)	0.14	0.26	0.25	0.14	(0.04)	0.01

Net realized and unrealized gain (loss)	0.04	0.18	(0.05)	(0.25)	(0.41)	0.11

Total from investment operations	0.18	0.44	0.20	(0.11)	(0.45)	0.12

Distributions to shareholders from net investment income	(0.14)	(0.26)	(0.26)	(0.15)	(0.03)	(0.09)

Net asset value, end of period	$ 9.42	$9.38	$9.20	$9.26	$9.52	$10.00

Total return(b)	1.93%	4.77%	2.26%	(1.22)%	(4.39)%	1.17%

Net assets, end of period (in 000s)	$48,220	$49,316	$51,300	$60,857	$70,980	$105,604

Ratio of net expenses to average net assets	0.81%(c)	0.81%	0.81%	0.81%	0.81%	0.79%

Ratio of total expenses to average net assets	0.94%(c)	0.92%	0.92%	0.90%	0.88%	0.87%

Ratio of net investment income (loss) to average net assets	2.99%(c)	2.82%	2.74%	1.48%	(0.39)%	0.13%

Portfolio turnover rate(d)	337%	913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    99

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Class C Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.30		$9.13	$9.18	$9.45	$9.93	$9.90

Net investment income (loss)(a)	0.12		0.22	0.21	0.10	(0.08)	(0.02)

Net realized and unrealized gain (loss)	0.05		0.17	(0.04)	(0.26)	(0.39)	0.10

Total from investment operations	0.17		0.39	0.17	(0.16)	(0.47)	0.08

Distributions to shareholders from net investment income	(0.12)		(0.22)	(0.22)	(0.11)	(0.01)	(0.05)

Net asset value, end of period	$ 9.35		$9.30	$9.13	$9.18	$9.45	$9.93

Total return(b)	1.84%		4.37%	1.85%	(1.64)%	(4.77)%	0.77%

Net assets, end of period (in 000s)	$2,514		$2,573	$3,783	$6,088	$8,916	$13,685

Ratio of net expenses to average net assets	1.21	%(c)	1.21%	1.21%	1.21%	1.21%	1.19%

Ratio of total expenses to average net assets	1.69	%(c)	1.67%	1.67%	1.65%	1.63%	1.62%

Ratio of net investment income (loss) to average net assets	2.59	%(c)	2.43%	2.33%	1.06%	(0.78)%	(0.25)%

Portfolio turnover rate(d)	337%		913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Institutional Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.34		$9.17	$9.23	$9.49	$9.97	$9.93

Net investment income (loss)(a)	0.16		0.29	0.28	0.17	(0.01)	0.04

Net realized and unrealized gain (loss)	0.05		0.17	(0.06)	(0.25)	(0.41)	0.12

Total from investment operations	0.21		0.46	0.22	(0.08)	(0.42)	0.16

Distributions to shareholders from net investment income	(0.16)		(0.29)	(0.28)	(0.18)	(0.06)	(0.12)

Net asset value, end of period	$ 9.39		$9.34	$9.17	$9.23	$9.49	$9.97

Total return(b)	2.21%		5.13%	2.48%	(0.80)%	(4.09)%	1.51%

Net assets, end of period (in 000s)	$172,847		$193,174	$215,245	$225,558	$305,174	$510,541

Ratio of net expenses to average net assets	0.48	%(c)	0.48%	0.48%	0.48%	0.48%	0.46%

Ratio of total expenses to average net assets	0.61	%(c)	0.59%	0.59%	0.57%	0.55%	0.54%

Ratio of net investment income (loss) to average net assets	3.32	%(c)	3.15%	3.07%	1.79%	(0.06)%	0.44%

Portfolio turnover rate(d)	337%		913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    101

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Service Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.33		$9.16	$9.22	$9.48	$9.95	$9.92

Net investment income (loss)(a)	0.13		0.25	0.23	0.13	(0.05)	—(b)

Net realized and unrealized gain (loss)	0.05		0.17	(0.05)	(0.25)	(0.40)	0.10

Total from investment operations	0.18		0.42	0.18	(0.12)	(0.45)	0.10

Distributions to shareholders from net investment income	(0.13)		(0.25)	(0.24)	(0.14)	(0.02)	(0.07)

Net asset value, end of period	$ 9.38		$9.33	$9.16	$9.22	$9.48	$9.95

Total return(c)	1.96%		4.61%	2.08%	(1.40)%	(4.56)%	1.00%

Net assets, end of period (in 000s)	$13,881		$14,822	$15,314	$18,289	$17,521	$20,016

Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.98%	0.98%	0.96%

Ratio of total expenses to average net assets	1.11	%(d)	1.09%	1.09%	1.07%	1.05%	1.04%

Ratio of net investment income (loss) to average net assets	2.82	%(d)	2.65%	2.57%	1.36%	(0.53)%	(0.03)%

Portfolio turnover rate(e)	337%		913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Investor Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.39		$9.21	$9.27	$9.53	$10.01	$9.98

Net investment income (loss)(a)	0.15		0.29	0.27	0.17	(0.01)	0.04

Net realized and unrealized gain (loss)	0.05		0.18	(0.05)	(0.25)	(0.41)	0.10

Total from investment operations	0.20		0.47	0.22	(0.08)	(0.42)	0.14

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.28)	(0.18)	(0.06)	(0.11)

Net asset value, end of period	$ 9.44		$9.39	$9.21	$9.27	$9.53	$10.01

Total return(b)	2.17%		5.03%	2.51%	(0.97)%	(4.15)%	1.53%

Net assets, end of period (in 000s)	$17,326		$16,530	$28,339	$35,606	$27,635	$38,958

Ratio of net expenses to average net assets	0.56	%(c)	0.56%	0.56%	0.56%	0.56%	0.54%

Ratio of total expenses to average net assets	0.69	%(c)	0.67%	0.67%	0.65%	0.63%	0.62%

Ratio of net investment income (loss) to average net assets	3.24	%(c)	3.07%	2.98%	1.83%	(0.13)%	0.40%

Portfolio turnover rate(d)	337%		913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    103

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Class R6 Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.35		$9.17	$9.23	$9.49	$9.97	$9.94

Net investment income(a)	0.16		0.29	0.28	0.17	— (b)	0.05

Net realized and unrealized gain (loss)	0.04		0.18	(0.05)	(0.25)	(0.41)	0.10

Total from investment operations	0.20		0.47	0.23	(0.08)	(0.41)	0.15

Distributions to shareholders from net investment income	(0.16)		(0.29)	(0.29)	(0.18)	(0.07)	(0.12)

Net asset value, end of period	$ 9.39		$9.35	$9.17	$9.23	$9.49	$9.97

Total return(c)	2.11%		5.14%	2.60%	(0.89)%	(3.98)%	1.52%

Net assets, end of period (in 000s)	$13,301		$12,005	$15,608	$13,995	$13,385	$16,029

Ratio of net expenses to average net assets	0.47	%(d)	0.47%	0.47%	0.47%	0.47%	0.45%

Ratio of total expenses to average net assets	0.59	%(d)	0.58%	0.58%	0.56%	0.54%	0.53%

Ratio of net investment income (loss) to average net assets	3.33	%(d)	3.17%	3.09%	1.86%	(0.02)%	0.48%

Portfolio turnover rate(e)	337%		913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Class P Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 9.34		$9.17	$9.22	$9.49	$9.96	$9.93

Net investment income(a)	0.16		0.29	0.28	0.17	— (b)	0.05

Net realized and unrealized gain (loss)	0.05		0.17	(0.04)	(0.26)	(0.40)	0.10

Total from investment operations	0.21		0.46	0.24	(0.09)	(0.40)	0.15

Distributions to shareholders from net investment income	(0.16)		(0.29)	(0.29)	(0.18)	(0.07)	(0.12)

Net asset value, end of period	$ 9.39		$9.34	$9.17	$9.22	$9.49	$9.96

Total return(c)	2.22%		5.14%	2.60%	(0.89)%	(4.08)%	1.52%

Net assets, end of period (in 000s)	$228,090		$149,319	$149,238	$178,078	$246,221	$337,747

Ratio of net expenses to average net assets	0.47	%(d)	0.47%	0.47%	0.47%	0.47%	0.45%

Ratio of total expenses to average net assets	0.59	%(d)	0.58%	0.58%	0.56%	0.54%	0.53%

Ratio of net investment income (loss) to average net assets	3.33	%(d)	3.16%	3.08%	1.83%	(0.03)%	0.49%

Portfolio turnover rate(e)	337%		913%	782%	655%	466%	566%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    105

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short-Term Conservative Income Fund

	Class A Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$ 10.10		$10.07	$10.02	$10.01	$10.07		$9.88

Net investment income(a)	0.22		0.48	0.51	0.23	—	(b)	0.04

Net realized and unrealized gain (loss)	0.02		0.03	0.05	0.02	(0.05)		0.20

Total from investment operations	0.24		0.51	0.56	0.25	(0.05)		0.24

Distributions to shareholders from net investment income	(0.22)		(0.48)	(0.51)	(0.24)	(0.01)		(0.05)

Net asset value, end of period	$ 10.12		$10.10	$10.07	$10.02	$10.01		$10.07

Total return(c)	2.39%		5.19%	5.68%	2.57%	(0.54)%		2.42%

Net assets, end of period (in 000s)	$111,230		$89,054	$50,595	$33,870	$50,104		$122,562

Ratio of net expenses to average net assets	0.47	%(d)	0.46%	0.47%	0.47%	0.44%		0.45%

Ratio of total expenses to average net assets	0.56	%(d)	0.55%	0.56%	0.55%	0.54%		0.54%

Ratio of net investment income to average net assets	4.28	%(d)	4.74%	5.06%	2.31%	—	%(e)	0.38%

Portfolio turnover rate(f)	46%		117%	180%	86%	102%		79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005% per share.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short-Term Conservative Income Fund

	Institutional Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 10.11		$10.08	$10.03	$10.01	$10.07	$9.88

Net investment income(a)	0.23		0.51	0.53	0.24	0.02	0.06

Net realized and unrealized gain (loss)	0.01		0.03	0.05	0.05	(0.05)	0.20

Total from investment operations	0.24		0.54	0.58	0.29	(0.03)	0.26

Distributions to shareholders from net investment income	(0.23)		(0.51)	(0.53)	(0.27)	(0.03)	(0.07)

Net asset value, end of period	$ 10.12		$10.11	$10.08	$10.03	$10.01	$10.07

Total return(b)	2.41%		5.43%	5.92%	2.90%	(0.32)%	2.66%

Net assets, end of period (in 000s)	$842,490		$767,057	$927,495	$950,889	$1,954,768	$2,598,107

Ratio of net expenses to average net assets	0.24	%(c)	0.23%	0.24%	0.24%	0.22%	0.22%

Ratio of total expenses to average net assets	0.32	%(c)	0.32%	0.33%	0.32%	0.31%	0.31%

Ratio of net investment income to average net assets	4.51	%(c)	5.03%	5.27%	2.39%	0.22%	0.63%

Portfolio turnover rate(d)	46%		117%	180%	86%	102%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    107

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short-Term Conservative Income Fund

	Investor Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 10.11		$10.08	$10.02	$10.01	$10.07	$9.88

Net investment income(a)	0.22		0.50	0.52	0.29	0.01	0.06

Net realized and unrealized gain (loss)	0.02		0.03	0.06	(0.02)	(0.05)	0.19

Total from investment operations	0.24		0.53	0.58	0.27	(0.04)	0.25

Distributions to shareholders from net investment income	(0.23)		(0.50)	(0.52)	(0.26)	(0.02)	(0.06)

Net asset value, end of period	$ 10.12		$10.11	$10.08	$10.02	$10.01	$10.07

Total return(b)	2.47%		5.24%	5.94%	2.72%	(0.40)%	2.57%

Net assets, end of period (in 000s)	$378,782		$332,776	$247,017	$248,024	$112,830	$94,682

Ratio of net expenses to average net assets	0.32	%(c)	0.31%	0.32%	0.32%	0.30%	0.30%

Ratio of total expenses to average net assets	0.41	%(c)	0.40%	0.41%	0.40%	0.39%	0.39%

Ratio of net investment income to average net assets	4.43	%(c)	4.92%	5.20%	2.89%	0.15%	0.60%

Portfolio turnover rate(d)	46%		117%	180%	86%	102%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short-Term Conservative Income Fund

	Class R6 Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 10.11		$10.08	$10.02	$10.01	$10.08	$9.89

Net investment income(a)	0.23		0.51	0.53	0.22	0.02	0.07

Net realized and unrealized gain (loss)	0.01		0.03	0.06	0.06	(0.06)	0.19

Total from investment operations	0.24		0.54	0.59	0.28	(0.04)	0.26

Distributions to shareholders from net investment income	(0.23)		(0.51)	(0.53)	(0.27)	(0.03)	(0.07)

Net asset value, end of period	$ 10.12		$10.11	$10.08	$10.02	$10.01	$10.08

Total return(b)	2.51%		5.34%	6.03%	2.81%	(0.41)%	2.66%

Net assets, end of period (in 000s)	$113,131		$110,806	$93,343	$72,414	$180,045	$313,236

Ratio of net expenses to average net assets	0.23	%(c)	0.22%	0.23%	0.23%	0.21%	0.21%

Ratio of total expenses to average net assets	0.31	%(c)	0.31%	0.32%	0.31%	0.30%	0.30%

Ratio of net investment income to average net assets	4.52	%(c)	5.01%	5.29%	2.22%	0.24%	0.70%

Portfolio turnover rate(d)	46%		117%	180%	86%	102%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    109

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short-Term Conservative Income Fund

	Class P Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 10.10	$10.07	$10.02	$10.00	$10.07	$9.87

Net investment income(a)	0.23	0.51	0.53	0.24	0.02	0.07

Net realized and unrealized gain (loss)	0.01	0.03	0.05	0.05	(0.06)	0.20

Total from investment operations	0.24	0.54	0.58	0.29	(0.04)	0.27

Distributions to shareholders from net investment income	(0.23)	(0.51)	(0.53)	(0.27)	(0.03)	(0.07)

Net asset value, end of period	$ 10.11	$10.10	$10.07	$10.02	$10.00	$10.07

Total return(b)	2.41%	5.44%	5.93%	2.91%	(0.41)%	2.77%

Net assets, end of period (in 000s)	$801,903	$729,591	$649,480	$802,487	$1,716,714	$3,136,259

Ratio of net expenses to average net assets	0.23%(c)	0.22%	0.23%	0.23%	0.21%	0.21%

Ratio of total expenses to average net assets	0.32%(c)	0.31%	0.32%	0.31%	0.30%	0.30%

Ratio of net investment income to average net assets	4.51%(c)	5.02%	5.28%	2.40%	0.23%	0.65%

Portfolio turnover rate(d)	46%	117%	180%	86%	102%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Class A Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 8.93	$8.84	$9.06	$9.87	$10.56	$10.55

Net investment income (loss)(a)	0.16	0.32	0.30	0.20	(0.01)	0.12

Net realized and unrealized gain (loss)	0.14	0.12	(0.20)	(0.77)	(0.57)	0.16

Total from investment operations	0.30	0.44	0.10	(0.57)	(0.58)	0.28

Distributions to shareholders from net investment income	(0.16)	(0.35)	(0.32)	(0.24)	(0.10)	(0.27)

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.01)	—

Total distributions	(0.16)	(0.35)	(0.32)	(0.24)	(0.11)	(0.27)

Net asset value, end of period	$ 9.07	$8.93	$8.84	$9.06	$9.87	$10.56

Total return(c)	3.41%	5.05%	1.15%	(5.73)%	(5.48)%	2.54%

Net assets, end of period (in 000s)	$5,673	$5,754	$14,053	$19,159	$30,488	$38,327

Ratio of net expenses to average net assets	0.78%(d)	0.78%	0.79%	0.78%	0.77%	0.78%

Ratio of total expenses to average net assets	0.97%(d)	0.93%	0.91%	0.88%	0.84%	0.81%

Ratio of net investment income (loss) to average net assets	3.59%(d)	3.66%	3.35%	2.12%	(0.08)%	1.08%

Portfolio turnover rate(e)	668%	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    111

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Institutional Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 8.96	$8.87	$9.08	$9.89	$10.58	$10.58

Net investment income(a)	0.18	0.35	0.32	0.24	0.02	0.16

Net realized and unrealized gain (loss)	0.14	0.12	(0.18)	(0.78)	(0.57)	0.14

Total from investment operations	0.32	0.47	0.14	(0.54)	(0.55)	0.30

Distributions to shareholders from net investment income	(0.18)	(0.38)	(0.35)	(0.27)	(0.13)	(0.30)

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.01)	—

Total distributions	(0.18)	(0.38)	(0.35)	(0.27)	(0.14)	(0.30)

Net asset value, end of period	$ 9.10	$8.96	$8.87	$9.08	$9.89	$10.58

Total return(c)	3.58%	5.51%	1.49%	(5.40)%	(5.24)%	2.88%

Net assets, end of period (in 000s)	$50,871	$47,481	$41,265	$65,787	$66,445	$89,598

Ratio of net expenses to average net assets	0.45%(d)	0.45%	0.46%	0.45%	0.44%	0.45%

Ratio of total expenses to average net assets	0.64%(d)	0.61%	0.58%	0.55%	0.51%	0.48%

Ratio of net investment income to average net assets	3.92%(d)	3.97%	3.66%	2.56%	0.16%	1.48%

Portfolio turnover rate(e)	668%	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Separate Account Institutional Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 8.93	$8.84	$9.06	$9.87	$10.56	$10.55

Net investment income(a)	0.18	0.35	0.32	0.23	0.03	0.15

Net realized and unrealized gain (loss)	0.14	0.12	(0.19)	(0.77)	(0.58)	0.17

Total from investment operations	0.32	0.47	0.13	(0.54)	(0.55)	0.32

Distributions to shareholders from net investment income	(0.18)	(0.38)	(0.35)	(0.27)	(0.13)	(0.31)

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.01)	—

Total distributions	(0.18)	(0.38)	(0.35)	(0.27)	(0.14)	(0.31)

Net asset value, end of period	$ 9.07	$8.93	$8.84	$9.06	$9.87	$10.56

Total return(c)	3.59%	5.41%	1.49%	(5.41)%	(5.25)%	2.99%

Net assets, end of period (in 000s)	$73,412	$77,118	$91,446	$97,749	$115,063	$150,887

Ratio of net expenses to average net assets	0.44%(d)	0.44%	0.45%	0.44%	0.43%	0.44%

Ratio of total expenses to average net assets	0.63%(d)	0.59%	0.57%	0.54%	0.50%	0.47%

Ratio of net investment income to average net assets	3.93%(d)	3.99%	3.69%	2.54%	0.25%	1.44%

Portfolio turnover rate(e)	668%	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    113

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Investor Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 8.95	$8.86	$9.08	$9.89	$10.58	$10.58

Net investment income(a)	0.17	0.35	0.32	0.23	0.01	0.16

Net realized and unrealized gain (loss)	0.14	0.11	(0.20)	(0.77)	(0.57)	0.14

Total from investment operations	0.31	0.46	0.12	(0.54)	(0.56)	0.30

Distributions to shareholders from net investment income	(0.17)	(0.37)	(0.34)	(0.27)	(0.12)	(0.30)

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.01)	—

Total distributions	(0.17)	(0.37)	(0.34)	(0.27)	(0.13)	(0.30)

Net asset value, end of period	$ 9.09	$8.95	$8.86	$9.08	$9.89	$10.58

Total return(c)	3.54%	5.31%	1.52%	(5.58)%	(5.32)%	2.79%

Net assets, end of period (in 000s)	$25,584	$30,810	$26,297	$25,775	$30,695	$57,023

Ratio of net expenses to average net assets	0.53%(d)	0.53%	0.54%	0.53%	0.52%	0.53%

Ratio of total expenses to average net assets	0.72%(d)	0.69%	0.66%	0.63%	0.59%	0.57%

Ratio of net investment income to average net assets	3.85%(d)	3.89%	3.60%	2.45%	0.10%	1.47%

Portfolio turnover rate(e)	668%	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Class R6 Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 8.95	$8.86	$9.08	$9.89	$10.58	$10.58

Net investment income(a)	0.18	0.35	0.33	0.24	0.05	0.17

Net realized and unrealized gain (loss)	0.14	0.12	(0.20)	(0.78)	(0.60)	0.14

Total from investment operations	0.32	0.47	0.13	(0.54)	(0.55)	0.31

Distributions to shareholders from net investment income	(0.18)	(0.38)	(0.35)	(0.27)	(0.13)	(0.31)

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.01)	—

Total distributions	(0.18)	(0.38)	(0.35)	(0.27)	(0.14)	(0.31)

Net asset value, end of period	$ 9.09	$8.95	$8.86	$9.08	$9.89	$10.58

Total return(c)	3.58%	5.40%	1.50%	(5.39)%	(5.23)%	2.89%

Net assets, end of period (in 000s)	$11,355	$10,236	$11,969	$17,665	$19,337	$8,245

Ratio of net expenses to average net assets	0.44%(d)	0.44%	0.45%	0.44%	0.43%	0.44%

Ratio of total expenses to average net assets	0.63%(d)	0.59%	0.57%	0.54%	0.50%	0.49%

Ratio of net investment income to average net assets	3.93%(d)	3.99%	3.68%	2.56%	0.47%	1.55%

Portfolio turnover rate(e)	668%	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.    115

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Class P Shares

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$ 8.95	$8.86	$9.07	$9.89	$10.58	$10.58

Net investment income(a)	0.18	0.36	0.33	0.25	0.02	0.14

Net realized and unrealized gain (loss)	0.14	0.11	(0.19)	(0.80)	(0.57)	0.17

Total from investment operations	0.32	0.47	0.14	(0.55)	(0.55)	0.31

Distributions to shareholders from net investment income	(0.18)	(0.38)	(0.35)	(0.27)	(0.13)	(0.31)

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.01)	—

Total distributions	(0.18)	(0.38)	(0.35)	(0.27)	(0.14)	(0.31)

Net asset value, end of period	$ 9.09	$8.95	$8.86	$9.07	$9.89	$10.58

Total return(c)	3.58%	5.40%	1.61%	(5.50)%	(5.23)%	2.89%

Net assets, end of period (in 000s)	$2,689	$2,686	$6,394	$6,959	$4,471	$12,382

Ratio of net expenses to average net assets	0.44%(d)	0.44%	0.45%	0.44%	0.43%	0.44%

Ratio of total expenses to average net assets	0.63%(d)	0.59%	0.57%	0.55%	0.50%	0.46%

Ratio of net investment income to average net assets	3.93%(d)	4.02%	3.69%	2.78%	0.17%	1.30%

Portfolio turnover rate(e)	668%	1,896%	1,369%	1,386%	1,242%	1,027%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements September 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Enhanced Income Fund	A, Administration, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Government Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Inflation Protected Securities Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Short Duration Bond Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Short Duration Government Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Short-Term Conservative Income Fund	A, Institutional, Investor, R6 and P	Diversified

Goldman Sachs U.S. Mortgages Fund	A, Institutional, Separate Account Institutional, Investor, R6 and P	Diversified

Class A Shares of the Government Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government and U.S. Mortgages Funds are sold with a front-end sales charge of up to 3.75%, 3.75%, 1.50%, 1.50% and 3.75%, respectively. Class C Shares are generally sold with a contingent deferred sales charge (“CDSC”) of 1.00% (0.65% for Short Duration Bond and Short Duration Government Funds), which is imposed on redemptions made within 12 months of purchase. Class A Shares of the Enhanced Income and Short-Term Conservative Income Funds are not subject to a sales charge. Similarly, Administration, Institutional, Service, Separate Account Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Enhanced Income Fund	Daily/Monthly	Annually

Government Income Fund	Daily/Monthly	Annually

Inflation Protected Securities Fund	Quarterly/Quarterly	Annually

Short Duration Bond Fund	Daily/Monthly	Annually

Short Duration Government Fund	Daily/Monthly	Annually

Short-Term Conservative Income Fund	Daily/Monthly	Annually

U.S. Mortgages Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vi. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2025:

ENHANCED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$266,556,896	$—

Asset-Backed Securities	—	92,097,697	—

U.S. Treasury Obligations	81,543,452	—	—

Mortgage-Backed Obligations	—	29,024,460	—

Agency Debentures	—	2,691,914	—

Sovereign Debt Obligations	—	2,296,104	—

Municipal Debt Obligations	—	1,333,696	—

Investment Company	3,265,052	—	—

Short-term Investments	—	68,860,850	—

Total	$84,808,504	$462,861,617	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$1,793	$—

Futures Contracts	7,822	—	—

Interest Rate Swap Contracts	—	987,136	—

Total	$7,822	$988,929	$—

Liabilities(a)

Interest Rate Swap Contracts	$—	$(371,741)	$—

GOVERNMENT INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$81,104,121	$—

U.S. Treasury Obligations	61,292,939	—	—

Asset-Backed Securities	—	4,277,413	—

Agency Debentures	—	3,496,196	—

Municipal Debt Obligations	—	2,102,503	—

Investment Company	2,012,924	—	—

Total	$63,305,863	$90,980,233	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(15,948,141)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GOVERNMENT INCOME FUND (continued)
Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Futures Contracts	$15,351	$—	$—

Interest Rate Swap Contracts	—	136,024	—

Total	$15,351	$136,024	$—

Liabilities(a)

Futures Contracts	$(103,593)	$—	$—

Interest Rate Swap Contracts	—	(125,727)	—

Total	$(103,593)	$(125,727)	$—

INFLATION PROTECTED SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$175,576,816	$—	$—

Agency Debentures	22,296,553	—	—

Investment Company	1,247,650	—	—

Total	$199,121,019	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$661,932	$—	$—

Interest Rate Swap Contracts	—	1,377,623	—

Total	$661,932	$1,377,623	$—

Liabilities(a)

Futures Contracts	$(684,909)	$—	$—

Interest Rate Swap Contracts	—	(1,245,571)	—

Total	$(684,909)	$(1,245,571)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$550,272,305	$—

Mortgage-Backed Obligations	—	240,963,275	—

U.S. Treasury Obligations	222,980,864	—	—

Asset-Backed Securities	—	165,782,817	—

Sovereign Debt Obligations	—	22,517,226	—

Agency Debentures	—	5,948,180	—

Common Stock and/or Other Equity Investments(b)

Asia	—	4,716	—

Investment Company	25,998,353	—	—

Short-term Investments	—	83,452,535	—

Total	$248,979,217	$1,068,941,054	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(15,089,506)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,762,748	$—

Futures Contracts(a)	269,636	—	—

Interest Rate Swap Contracts(a)	—	4,014,223	—

Credit Default Swap Contracts(a)	—	1,763,181	—

Purchased Option Contracts	—	178,630	—

Total	$269,636	$7,718,782	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,671,059)	$—

Futures Contracts(a)	(681,431)	—	—

Interest Rate Swap Contracts(a)	—	(2,046,471)	—

Credit Default Swap Contracts(a)	—	(1,736)	—

Written Option Contracts	—	(132,811)	—

Total	$(681,431)	$(3,852,077)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION GOVERNMENT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$345,441,918	$—	$—

Mortgage-Backed Obligations	—	173,980,323	—

Agency Debentures	—	11,663,881	—

Investment Company	18,951,713	—	—

Total	$364,393,631	$185,644,204	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(60,407,912)	$—

Derivative Type

Assets(a)

Futures Contracts	$168,887	$—	$—

Interest Rate Swap Contracts	—	444,210	—

Total	$168,887	$444,210	$—

Liabilities(a)

Futures Contracts	$(539,240)	$—	$—

Interest Rate Swap Contracts	—	(270,623)	—

Total	$(539,240)	$(270,623)	$—

SHORT-TERM CONSERVATIVE INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,452,418,453	$—

Asset-Backed Securities	—	126,729,648	—

U.S. Treasury Obligations	126,143,795	—	—

Municipal Debt Obligations	—	5,079,075	—

Investment Company	172,732,791	—	—

Short-term Investments	—	344,680,032	—

Total	$298,876,586	$1,928,907,208	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. MORTGAGES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$214,885,467	$—

U.S. Treasury Obligations	4,935,390	—	—

Asset-Backed Securities	—	4,499,096	—

Investment Company	5,193,875	—	—

Total	$10,129,265	$219,384,563	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(31,579,687)	$—

Derivative Type

Assets(a)

Futures Contracts	$23,911	$—	$—

Interest Rate Swap Contracts	—	70,704	—

Total	$23,911	$70,704	$—

Liabilities(a)

Futures Contracts	$(84,167)	$—	$—

Interest Rate Swap Contracts	—	(68,126)	—

Credit Default Swap Contracts	—	(253)	—

Total	$(84,167)	$(68,379)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Enhanced Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$1,793		—	$—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	994,958	(a)	Variation margin on swap contracts	(371,741	)(a)

Total		$996,751			$(371,741)

Government Income Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$151,375	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(229,320)	(a)

Inflation Protected Securities Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$2,039,555	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(1,930,480)	(a)

Short Duration Bond Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$1,763,181	(a)	Payable for unrealized loss on swap contracts	$(1,736)	(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,762,748		Payable for unrealized loss on forward foreign currency exchange contracts	(1,671,059)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	4,462,489	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(2,860,713)	(a)

Total		$7,988,418			$(4,533,508)

Short Duration Government Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$613,097	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(809,863)	(a)

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

U.S. Mortgages Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Payable for unrealized loss on swap contracts	$(253)	(b)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	94,615	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(152,293)	(a)

Total		$94,615			$(152,546)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information section of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts includes $1,736 and $253 for the Short Duration Bond and U.S. Mortgages Funds, respectively, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(286,880)	$130,482

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	(2,495,870)	1,086,467

Total		$(2,782,750)	$1,216,949

Government Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	$(345,621)	$(78,136)

Inflation Protected Securities Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	$147,201	$21,200

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Short Duration Bond Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$2,514,991	$1,337,605

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(1,801,017)	340,916

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option contracts and written option contracts/Net change in unrealized gain (loss) on futures contracts, swap contract, purchased options contracts and written options contracts	1,378,521	(968,756)

Total		$2,092,495	$709,765

Short Duration Government Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	$(651,481)	$(239,298)

U.S. Mortgages Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(10,981)	$8,752

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized loss on forward foreign currency exchange contracts	(24,162)	24,251

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	(303,415)	111,232

Total		$(338,558)	$144,235

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended September 30, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions	Written Swaptions

Enhanced Income Fund	1,076	$2,128,614	$653,240,000	$—	$—

Government Income Fund	279	—	46,103,333	—	—

Inflation Protected Securities Fund	985	—	175,025,000	—	—

Short Duration Bond Fund	4,200	443,872,528	1,881,787,642	56,935,768	25,517,984

Short Duration Government Fund	2,104	—	141,141,667	—	—

U.S. Mortgages Fund	140	—	40,260,072	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended September 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Enhanced Income Fund	0.25%	0.23%	0.22%	0.22%	0.22%	0.25%	0.25%

Government Income Fund	0.53	0.48	0.45	0.44	0.44	0.53	0.46	+

Inflation Protected Securities Fund	0.26	0.23	0.22	0.22	0.21	0.26	0.26

Short Duration Bond Fund	0.40	0.36	0.34	0.33	0.32	0.39	0.38

Short Duration Government Fund	0.44	0.40	0.38	0.37	0.36	0.44	0.44

Short-Term Conservative Income Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.20	*

U.S. Mortgages Fund	0.34	0.31	0.29	0.28	0.28	0.34	0.34

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
+

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.46% as an annual percentage of the Fund’s average daily net assets of the Government Income Fund. This arrangement will remain in effect through at least July 29, 2026.

*

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2026.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended September 30, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Enhanced Income Fund	$ 8,559

Government Income Fund	2,257

Inflation Protected Securities Fund	2,415

Short Duration Bond Fund	31,932

Short Duration Government Fund	9,241

Short-Term Conservative Income Fund	39,126

U.S. Mortgages Fund	2,685

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates
Fund	Class A*	Class C	Service	Class R*

Enhanced Income Fund	0.15%	—%	0.25%	—%

Government Income Fund	0.25	0.75	0.25	0.50

Inflation Protected Securities Fund	0.25	0.75	—	0.50

Short Duration Bond Fund	0.25	0.75	—	0.50

Short Duration Government Fund	0.25	0.75	0.25	—

Short-Term Conservative Income Fund	0.15	—	—	—

U.S. Mortgages Fund	0.25	—	—	—

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Goldman Sachs has agreed to waive a portion of the distribution (12b-1) and service fees applicable to the Short Duration Government Fund’s and Short Duration Bond Fund’s Class C Shares in an amount equal to 0.35% of the average daily net assets. These arrangements will remain in place through at least July 29, 2026, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees. These fee waivers may be modified or terminated by Goldman Sachs at its discretion and without shareholder approval after such date, although Goldman Sachs does not presently intend to do so.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund	Class A

Government Income Fund	$948

Inflation Protected Securities Fund	281

Short Duration Bond Fund	566

Short Duration Government Fund	207

U.S. Mortgages Fund	2

During the six months ended September 30, 2025, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans to allow Administration, Class C and Service Shares, as applicable, to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Administration, Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25%, 0.25% and 0.25% of the average daily net assets attributable to Administration, Class C and Service Shares of the Funds, as applicable.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Administration, Institutional, Service Shares and 0.03% of the average daily net assets with respect to the U.S. Mortgages Fund’s Separate Account Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.02% and 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Government Income and Short Duration Bond Funds, respectively. This arrangement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Prior to July 29, 2025, Goldman Sachs had agreed to waive a portion of its transfer agency fee equal to 0.02% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the Short Duration Bond Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government, Short-Term Conservative Income and U.S. Mortgages Funds are 0.064%, 0.004%, 0.044%, 0.004%, 0.004%, 0.004% and 0.074%, respectively. Prior to July 29, 2025, the Other Expense limitations as an annual percentage rate of average daily net assets for Short Duration Bond Fund was 0.014%. These Other Expense limitations will remain in place through at least July 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Class C Distributions and Service Fees	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Income Fund	$8,559	$—	$66	$84,837	$93,462

Government Income Fund	47,195	—	4,843	259,173	311,211

Inflation Protected Securities Fund	2,415	—	283	190,679	193,377

Short Duration Bond Fund	31,932	2,827	16,193	301,520	352,472

Short Duration Government Fund	9,241	4,579	314	267,560	281,694

Short-Term Conservative Income Fund	580,142	—	1,800	334,954	916,896

U.S. Mortgages Fund	2,685	—	158	152,144	154,987

G. Line of Credit Facility — As of September 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2025, Goldman Sachs earned $14,371, $5,319, $15,298, $59,468, $24,345 and $7,581 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government and U.S. Mortgages Funds, respectively.

As of September 30, 2025, the following Fund was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Portfolio

Inflation Protected Securities Fund	9%	15%

As of September 30, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Service	Class R

Enhanced Income Fund	41%	—%

Short Duration Bond Fund	—	40

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended September 30, 2025:

Fund	Underlying Fund	Beginning Value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2025	Shares as of September 30, 2025	Dividend Income

Enhanced Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$35,629,321	$311,702,838	$(344,067,107)	$3,265,052	3,265,052	$213,913

Government Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	2,553	45,715,060	(43,704,689)	2,012,924	2,012,924	60,308

Inflation Protected Securities Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	3,168,972	43,905,562	(45,826,884)	1,247,650	1,247,650	65,681

Short Duration Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	51,061,035	923,850,608	(948,913,290)	25,998,353	25,998,353	853,933

Short Duration Government Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	165,407,473	(146,455,760)	18,951,713	18,951,713	249,958

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2025	Shares as of September 30, 2025	Dividend Income

Short-Term Conservative Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$40,812,045	$1,282,093,486	$(1,150,172,740)	$172,732,791	172,732,791	$1,027,033

U.S. Mortgages Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	675,553	39,531,829	(35,013,507)	5,193,875	5,193,875	73,077

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Enhanced Income Fund	$ 83,590,510	$ 79,990,613	$ 1,151,427	$122,350,693

Government Income Fund	573,523,392	5,825,183	567,587,494	2,343,749

Inflation Protected Securities Fund	192,542,078	—	202,261,102	—

Short Duration Bond Fund	575,305,026	184,755,320	487,113,542	313,895,736

Short Duration Government Fund	1,422,242,872	—	1,381,732,081	—

Short-Term Conservative Income Fund	71,248,702	884,585,780	43,019,749	627,454,048

U.S. Mortgages Fund	1,291,233,190	10,569,991	1,299,128,049	8,578,668

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Capital loss carryforwards:

Perpetual Short-Term	$(9,495,540)	$(17,514,345)	$(25,733,407)	$(36,559,434)	$(25,268,687)	$(9,181,296)	$(21,200,212)

Perpetual Long-Term	(14,008,547)	(19,955,373)	(42,748,696)	(73,395,482)	(42,524,063)	(5,903,337)	(17,234,926)

Total capital loss carryforwards	(23,504,087)	(37,469,718)	(68,482,103)	(109,954,916)	(67,792,750)	(15,084,633)	(38,435,138)

Timing differences (Dividends Payable, Post October Capital Loss Deferral and Straddle Loss Deferrals)	$(265,196)	$(677,004)	$(2,847,350)	$(723,017)	$(914,436)	$(77,017)	$(445,957)

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

7. TAX INFORMATION (continued)

As of September 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Tax Cost	$547,817,652	$158,154,800	$198,120,798	$1,307,049,043	$555,223,814	$2,221,816,898	$235,474,429

Gross unrealized gain	434,923	1,268,978	2,995,354	14,757,226	1,902,182	6,598,591	1,526,167

Gross unrealized loss	(582,454)	(5,137,682)	(1,995,133)	(3,885,998)	(7,088,161)	(631,695)	(7,486,768)

Net unrealized gain (loss)	$(147,531)	$(3,868,704)	$1,000,221	$10,871,228	$(5,185,979)	$5,966,896	$(5,960,601)

The difference between GAAP- basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts and net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of market discount accretion and premium amortization and swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset-Backed Securities Risk — Asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Call/Prepayment Risk — An issuer could exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

8. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, or governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Funds may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

	Enhanced Income Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	66,426	$634,899	171,337	$1,635,751
Reinvestment of distributions	22,773	217,815	42,836	408,300
Shares redeemed	(95,584)	(913,925)	(313,319)	(2,981,148)

	(6,385)	(61,211)	(99,146)	(937,097)

Administration Shares
Shares sold	—	—	95	898
Reinvestment of distributions	6,569	62,906	16,097	153,598
Shares redeemed	(11,982)	(115,024)	(263,273)	(2,500,470)

	(5,413)	(52,118)	(247,081)	(2,345,974)

Institutional Shares
Shares sold	1,734,185	16,546,469	3,788,927	36,087,925
Reinvestment of distributions	379,950	3,627,872	732,455	6,971,107
Shares redeemed	(1,945,699)	(18,556,070)	(4,997,960)	(47,458,064)

	168,436	1,618,271	(476,578)	(4,399,032)

Service Shares
Reinvestment of distributions	55	527	707	6,717
Shares redeemed	(126)	(1,213)	(27,832)	(265,240)

	(71)	(686)	(27,125)	(258,523)

Investor Shares
Shares sold	8,736	83,276	31,562	299,720
Reinvestment of distributions	4,807	45,870	11,251	106,969
Shares redeemed	(37,437)	(356,712)	(170,317)	(1,612,857)

	(23,894)	(227,566)	(127,504)	(1,206,168)

Class R6 Shares
Shares sold	18,748	179,034	84,131	799,243
Reinvestment of distributions	6,438	61,488	12,635	120,291
Shares redeemed	(20,966)	(200,093)	(105,771)	(1,005,829)

	4,220	40,429	(9,005)	(86,295)

Class P Shares
Shares sold	3,272,514	31,236,919	17,614,256	167,622,495
Reinvestment of distributions	875,496	8,360,632	1,561,950	14,870,817
Shares redeemed	(8,286,765)	(79,097,431)	(11,103,577)	(105,574,841)

	(4,138,755)	(39,499,880)	8,072,629	76,918,471

NET INCREASE (DECREASE)	(4,001,862)	$(38,182,761)	7,086,190	$67,685,382

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Government Income Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	206,354	$2,691,731	297,067	$3,860,911
Reinvestment of distributions	38,601	504,371	70,874	916,967
Shares redeemed	(315,529)	(4,110,064)	(728,585)	(9,435,781)

	(70,574)	(913,962)	(360,644)	(4,657,903)

Class C Shares
Shares sold	13,197	171,668	38,154	496,727
Reinvestment of distributions	673	8,788	1,089	14,087
Shares redeemed	(4,868)	(63,109)	(45,772)	(591,250)

	9,002	117,347	(6,529)	(80,436)

Institutional Shares
Shares sold	260,182	3,379,564	678,754	8,784,520
Reinvestment of distributions	35,942	468,901	68,440	884,184
Shares redeemed	(463,601)	(6,044,908)	(1,252,406)	(16,210,095)

	(167,477)	(2,196,443)	(505,212)	(6,541,391)

Service Shares
Shares sold	64,183	834,404	137,849	1,777,522
Reinvestment of distributions	19,948	259,917	35,329	455,806
Shares redeemed	(113,525)	(1,472,882)	(266,655)	(3,437,798)

	(29,394)	(378,561)	(93,477)	(1,204,470)

Investor Shares
Shares sold	20,374	265,114	24,381	315,301
Reinvestment of distributions	1,268	16,560	3,526	45,573
Shares redeemed	(26,890)	(350,016)	(111,172)	(1,435,827)

	(5,248)	(68,342)	(83,265)	(1,074,953)

Class R6 Shares
Shares sold	40,993	532,879	208,791	2,700,392
Reinvestment of distributions	7,418	96,753	13,589	175,362
Shares redeemed	(161,906)	(2,110,792)	(308,566)	(3,954,487)

	(113,495)	(1,481,160)	(86,186)	(1,078,733)

Class R Shares
Shares sold	103,209	1,343,326	138,623	1,795,787
Reinvestment of distributions	10,547	137,624	18,090	233,779
Shares redeemed	(110,274)	(1,433,880)	(206,705)	(2,676,510)

	3,482	47,070	(49,992)	(646,944)

Class P Shares
Shares sold	1,095,718	14,258,387	1,027,269	13,260,529
Reinvestment of distributions	42,261	551,269	39,737	513,741
Shares redeemed	(197,223)	(2,545,542)	(381,342)	(4,919,916)

	940,756	12,264,114	685,664	8,854,354

NET INCREASE (DECREASE)	567,052	$7,390,063	(499,641)	$(6,430,476)

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Inflation Protected Securities Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	324,969	$3,080,682	556,875	$5,249,623
Reinvestment of distributions	62,258	588,324	99,920	937,615
Shares redeemed	(638,372)	(6,015,751)	(1,206,159)	(11,333,378)

	(251,145)	(2,346,745)	(549,364)	(5,146,140)

Class C Shares
Shares sold	80	750	1,790	16,413
Reinvestment of distributions	1,981	18,235	4,132	37,731
Shares redeemed	(10,964)	(102,087)	(88,521)	(813,023)

	(8,903)	(83,102)	(82,599)	(758,879)

Institutional Shares
Shares sold	721,736	6,948,642	2,974,508	28,365,454
Reinvestment of distributions	99,827	959,292	142,675	1,361,045
Shares redeemed	(2,547,108)	(24,330,663)	(2,154,476)	(20,551,840)

	(1,725,545)	(16,422,729)	962,707	9,174,659

Investor Shares
Shares sold	1,134,372	10,895,821	246,409	2,344,108
Reinvestment of distributions	53,771	512,991	64,974	614,844
Shares redeemed	(146,443)	(1,404,156)	(761,695)	(7,209,760)

	1,041,700	10,004,656	(450,312)	(4,250,808)

Class R6 Shares
Shares sold	793,352	7,633,289	5,206,287	49,596,214
Reinvestment of distributions	228,315	2,191,980	470,144	4,473,982
Shares redeemed	(851,095)	(8,175,902)	(9,535,679)	(90,931,827)

	170,572	1,649,367	(3,859,248)	(36,861,631)

Class R Shares
Shares sold	258,241	2,432,075	983,983	9,150,556
Reinvestment of distributions	49,086	460,437	74,660	695,961
Shares redeemed	(332,064)	(3,132,045)	(717,326)	(6,700,458)

	(24,737)	(239,533)	341,317	3,146,059

Class P Shares
Shares sold	16,254	157,278	368,650	3,537,353
Reinvestment of distributions	42,164	404,887	67,452	643,324
Shares redeemed	(153,146)	(1,475,062)	(627,871)	(5,976,774)

	(94,728)	(912,897)	(191,769)	(1,796,097)

NET DECREASE	(892,786)	$(8,350,983)	(3,829,268)	$(36,492,837)

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Bond Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,335,468	$13,065,036	2,921,286	$28,277,030
Reinvestment of distributions	136,084	1,333,521	214,474	2,075,787
Shares redeemed	(751,597)	(7,336,179)	(1,579,681)	(15,273,961)

	719,955	7,062,378	1,556,079	15,078,856

Class C Shares
Shares sold	22,177	216,242	49,686	480,002
Reinvestment of distributions	2,967	29,062	6,581	63,630
Shares redeemed	(85,114)	(833,584)	(69,643)	(671,747)

	(59,970)	(588,280)	(13,376)	(128,115)

Institutional Shares
Shares sold	1,588,864	15,565,773	6,275,489	60,688,454
Reinvestment of distributions	306,293	3,006,713	565,276	5,478,073
Shares redeemed	(1,726,612)	(16,882,744)	(4,721,534)	(45,724,064)

	168,545	1,689,742	2,119,231	20,442,463

Investor Shares
Shares sold	476,067	4,658,789	2,048,492	19,854,343
Reinvestment of distributions	74,459	730,690	151,970	1,471,202
Shares redeemed	(568,698)	(5,572,262)	(2,901,657)	(28,051,053)

	(18,172)	(182,783)	(701,195)	(6,725,508)

Class R6 Shares
Shares sold	93,636	916,420	91,734	889,910
Reinvestment of distributions	13,505	132,519	25,467	246,608
Shares redeemed	(58,489)	(573,884)	(157,754)	(1,529,057)

	48,652	475,055	(40,553)	(392,539)

Class R Shares
Shares sold	134	1,309	201,858	1,937,611
Reinvestment of distributions	60	587	3,087	29,978
Shares redeemed	(24)	(233)	(204,451)	(1,983,303)

	170	1,663	494	(15,714)

Class P Shares
Shares sold	12,925,223	126,632,316	31,723,376	307,512,875
Reinvestment of distributions	2,237,765	21,957,004	4,272,517	41,376,692
Shares redeemed	(12,576,571)	(122,987,155)	(37,523,163)	(363,342,119)

	2,586,417	25,602,165	(1,527,270)	(14,452,552)

NET INCREASE	3,445,597	$34,059,940	1,393,410	$13,806,891

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Government Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	357,882	$3,361,517	1,269,146	$11,832,269
Reinvestment of distributions	46,915	440,821	97,541	905,723
Shares redeemed	(548,232)	(5,138,902)	(1,680,449)	(15,624,147)

	(143,435)	(1,336,564)	(313,762)	(2,886,155)

Class C Shares
Shares sold	23,168	215,434	30,589	280,909
Reinvestment of distributions	3,510	32,724	7,559	69,605
Shares redeemed	(34,391)	(321,013)	(175,861)	(1,618,733)

	(7,713)	(72,855)	(137,713)	(1,268,219)

Institutional Shares
Shares sold	2,156,454	20,155,709	5,854,344	54,216,224
Reinvestment of distributions	283,839	2,658,442	653,562	6,049,227
Shares redeemed	(4,711,311)	(44,029,164)	(9,300,003)	(86,128,124)

	(2,271,018)	(21,215,013)	(2,792,097)	(25,862,673)

Service Shares
Shares sold	17,220	161,004	91,782	844,835
Reinvestment of distributions	7,732	72,336	15,854	146,584
Shares redeemed	(133,467)	(1,246,809)	(191,040)	(1,763,674)

	(108,515)	(1,013,469)	(83,404)	(772,255)

Investor Shares
Shares sold	526,156	4,941,143	1,139,840	10,565,830
Reinvestment of distributions	28,637	269,432	83,850	779,713
Shares redeemed	(479,530)	(4,503,892)	(2,538,284)	(23,630,890)

	75,263	706,683	(1,314,594)	(12,285,347)

Class R6 Shares
Shares sold	279,745	2,616,360	478,868	4,437,120
Reinvestment of distributions	22,087	206,882	45,624	422,118
Shares redeemed	(170,455)	(1,596,160)	(941,181)	(8,737,208)

	131,377	1,227,082	(416,689)	(3,877,970)

Class P Shares
Shares sold	9,961,869	93,186,138	1,835,899	16,978,441
Reinvestment of distributions	298,816	2,799,443	501,531	4,642,279
Shares redeemed	(1,953,271)	(18,286,495)	(2,627,509)	(24,268,855)

	8,307,414	77,699,086	(290,079)	(2,648,135)

NET INCREASE (DECREASE)	5,983,373	$55,994,950	(5,348,338)	$(49,600,754)

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Conservative Income Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,963,232	$40,036,897	5,980,037	$60,353,114
Reinvestment of distributions	208,639	2,107,704	326,004	3,290,413
Shares redeemed	(1,992,712)	(20,126,077)	(2,512,841)	(25,362,812)

	2,179,159	22,018,524	3,793,200	38,280,715

Institutional Shares
Shares sold	31,468,629	318,041,793	31,110,386	314,219,126
Reinvestment of distributions	1,814,087	18,340,077	3,912,721	39,503,422
Shares redeemed	(25,943,489)	(262,196,127)	(51,156,565)	(516,488,462)

	7,339,227	74,185,743	(16,133,458)	(162,765,914)

Investor Shares
Shares sold	11,270,524	113,856,899	25,621,073	258,640,808
Reinvestment of distributions	794,842	8,033,260	1,424,908	14,384,703
Shares redeemed	(7,566,161)	(76,451,767)	(18,629,998)	(188,133,086)

	4,499,205	45,438,392	8,415,983	84,892,425

Class R6 Shares
Shares sold	12,190	123,040	4,445,617	44,834,064
Reinvestment of distributions	248,493	2,511,409	606,982	6,128,326
Shares redeemed	(46,655)	(471,046)	(3,351,364)	(33,866,422)

	214,028	2,163,403	1,701,235	17,095,968

Class P Shares
Shares sold	23,855,480	240,868,325	34,129,243	344,391,333
Reinvestment of distributions	1,747,463	17,650,178	3,305,132	33,337,003
Shares redeemed	(18,560,214)	(187,422,749)	(29,684,420)	(299,484,991)

	7,042,729	71,095,754	7,749,955	78,243,345

NET INCREASE	21,274,348	$214,901,816	5,526,915	$55,746,539

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Mortgages Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	51,379	$457,498	155,464	$1,370,760
Reinvestment of distributions	11,420	102,164	34,285	303,924
Shares redeemed	(81,729)	(730,180)	(1,134,976)	(10,011,394)

	(18,930)	(170,518)	(945,227)	(8,336,710)

Institutional Shares
Shares sold	700,491	6,253,605	1,559,716	13,859,783
Reinvestment of distributions	73,980	663,897	159,117	1,415,211
Shares redeemed	(484,723)	(4,310,636)	(1,071,933)	(9,451,685)

	289,748	2,606,866	646,900	5,823,309

Separate Account Institutional Shares
Shares sold	182,542	1,617,935	433,733	3,818,520
Reinvestment of distributions	148,978	1,333,093	385,571	3,418,314
Shares redeemed	(874,850)	(7,827,115)	(2,528,136)	(22,362,578)

	(543,330)	(4,876,087)	(1,708,832)	(15,125,744)

Investor Shares
Shares sold	302,456	2,691,081	1,011,746	8,947,048
Reinvestment of distributions	61,518	551,364	135,033	1,200,802
Shares redeemed	(992,368)	(8,871,195)	(672,748)	(5,956,846)

	(628,394)	(5,628,750)	474,031	4,191,004

Class R6 Shares
Shares sold	208,921	1,862,348	192,312	1,725,843
Reinvestment of distributions	24,150	216,574	50,827	451,602
Shares redeemed	(127,936)	(1,140,909)	(450,521)	(3,970,753)

	105,135	938,013	(207,382)	(1,793,308)

Class P Shares
Shares sold	—	—	6,279	55,000
Reinvestment of distributions	5,830	52,263	20,336	180,451
Shares redeemed	(10,174)	(90,113)	(448,460)	(4,051,893)

	(4,344)	(37,850)	(421,845)	(3,816,442)

NET DECREASE	(800,115)	$(7,168,326)	(2,162,355)	$(19,057,891)

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short-Term Conservative Income Fund, and Goldman Sachs U.S. Mortgages Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Enhanced Income Fund, Short Duration Bond Fund and Short Duration Government Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates; (i) whether the Fund’s existing management fee schedule, as applicable, adequately addressed any economies of scale;

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, administration and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Enhanced Income Fund, Short Duration Bond Fund, and Short Duration Government Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Enhanced Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five-year period, in the third quartile for the one- and ten-year periods, and in the fourth quartile for the three-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They also considered that the Enhanced Income Fund had experienced certain principal investment strategy changes and a benchmark change in 2021 and had experienced certain portfolio management changes in 2022. The Trustees observed that the Government Income Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2025. They noted that the Government Income Fund had experienced certain portfolio management changes in 2021, 2022, and 2023. The Trustees considered that the Inflation Protected Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and ten-year periods and in the third quartile for the one-and five-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They observed that the Inflation Protected Securities Fund had experienced certain portfolio management changes in 2022 and 2023. The Trustees noted that the Short Duration Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They also considered that in July 2021, the Short Duration Bond Fund had been repositioned from the Short Duration Income Fund, which involved changes to the Fund’s name, principal investment strategy, and benchmark. The Trustees further observed that the Short Duration Bond Fund had experienced certain portfolio management changes in 2022. They noted that the Short Duration Government Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group and underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. The Trustees considered that the Short Duration Government Fund had experienced certain portfolio management changes in 2022. They observed that the Short-Term Conservative Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. The Trustees noted that the Short-Term Conservative Income Fund had experienced certain portfolio management changes in 2022. They considered that the U.S. Mortgages Fund’s Institutional Shares had placed in the in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one- and five-year periods and underperformed for the three- and ten-year periods ended March 31, 2025. The Trustees considered that the U.S. Mortgages Fund had experienced certain portfolio management changes in 2022 and 2023.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints (with the exception of the Short-Term Conservative Income Fund, which does not have breakpoints) to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Short Duration Bond Fund that would have the effect of decreasing expenses of Class A, Class C, Investor, and Class R Shares of the Fund. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds (other than the Short-Term Conservative Income Fund) at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Enhanced Income Fund	Government Income Fund	Inflation Protected Securities Fund	Short Duration Bond Fund	Short Duration Government Fund	U.S. Mortgages Fund

First $1 billion	0.25%	0.53%	0.26%	0.40%	0.44%	0.34%
Next $1 billion	0.23	0.48	0.23	0.36	0.40	0.31
Next $3 billion	0.22	0.45	0.22	0.34	0.38	0.29
Next $3 billion	0.22	0.44	0.22	0.33	0.37	0.28
Over $8 billion	0.22	0.44	0.21	0.32	0.36	0.28

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the Government Income Fund and Short-Term Conservative Income Fund) and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the distribution and service fees paid by the Short Duration Bond Fund’s and Short Duration Government Fund’s Class C shares and a portion of the transfer agency fees paid by the Government Income Fund’s and the Short Duration Bond Fund’s Class A, Class C, Investor and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Short Duration Bond Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

The Trustees noted that the Short-Term Conservative Income Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Fund that exceed a specified level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each Fund until June 30, 2026.

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TRUSTEES OFFICERSGregory G. Weaver, Chair James A. McNamara, PresidentCheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, PrincipalDwight L. Bush Accounting Officer and TreasurerKathryn A. Cassidy Robert Griffith, SecretaryJohn G. ChouJoaquin DelgadoEileen H. DowlingLawrence HughesJohn F. KillianSteven D. KrichmarMichael LathamJames A. McNamaraLawrence W. StranghoenerGOLDMAN SACHS & CO. LLCDistributor and Transfer AgentGOLDMAN SACHS ASSET MANAGEMENT, L.P.Investment Adviser200 West Street, New York,New York 10282(C) 2025

Goldman Sachs Funds Semi-Annual Financial Statements September 30, 2025 Single Sector Fixed Income Funds Goldman Sachs Emerging Markets Credit Fund Goldman Sachs Emerging Markets Debt Fund Goldman Sachs High Yield Fund Goldman Sachs High Yield Floating Rate Fund Goldman Sachs Investment Grade Credit Fund Goldman Sachs Short Duration High Yield Fund

Goldman Sachs Single Sector Fixed Income Funds

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 92.2%

Angola(a)(b) – 0.8%
Azule Energy Finance PLC (NR/B2)
$200,000	8.125%		01/23/30	$202,375

Argentina(a) – 2.4%
Arcor SAIC (NR/NR)
90,000	7.600	(b)	07/31/33	88,875
Pluspetrol SA (NR/B1)
80,000	8.500	(b)	05/30/32	79,800
Tecpetrol SA (NR/B1)
30,000	7.625	(b)	01/22/33	30,484
Telecom Argentina SA (NR/NR)
90,000	9.250	(b)	05/28/33	88,605
Vista Energy Argentina SAU (NR/B2)
30,000	7.625		12/10/35	29,093
YPF SA (B-/NR)
80,000	8.250	(b)	01/17/34	77,160
10,000	8.250		01/17/34	9,645
YPF SA (NR/B2)
190,000	9.500	(b)	01/17/31	194,560

				598,222

Brazil – 7.6%
Acu Petroleo Luxembourg SARL (BB/Ba1)
221,049	7.500	(a)	07/13/35	225,193
Braskem Netherlands Finance BV (CCC-/NR)
200,000	4.500	(a)	01/10/28	84,790
Guara Norte SARL (NR/Baa3)
153,658	5.198		06/15/34	149,586
MC Brazil Downstream Trading SARL (NR/B1)
182,442	7.250		06/30/31	156,353
Petrobras Global Finance BV (BB/Ba1)
130,000	6.000	(a)	01/13/35	128,475
Raizen Fuels Finance SA (BBB/NR)
200,000	6.950	(a)(b)	03/05/54	185,600
Sabesp Lux SARL (BB/NR)
200,000	5.625	(a)(b)	08/20/30	200,955
Samarco Mineracao SA (NR/B2) (PIK 5.000%, Cash 4.000%)
276,272	9.500	(a)(c)	06/30/31	277,653
Sitios Latinoamerica SAB de CV (NR/Baa3)
260,000	5.375	(a)	04/04/32	259,337
Suzano Austria GmbH (BBB-/NR)(a)
10,000	3.750		01/15/31	9,463
20,000	3.125		01/15/32	17,948
Vale Overseas Ltd. (BBB/Baa2)
230,000	6.400	(a)	06/28/54	236,044

				1,931,397

Canada(a)(b) – 0.8%
St. Mary’s Cement, Inc. (BBB/Baa3)
200,000	5.750		04/02/34	206,562

Chile(a) – 3.5%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (BB-/Ba3)
200,000	7.875	(b)	02/03/30	204,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Chile(a) (continued)
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
$200,000	7.950	%(b)(d)	05/02/29	$214,000
Interchile SA (NR/Baa1)
250,000	4.500		06/30/56	213,500
Latam Airlines Group SA (BBB-/Ba2)
200,000	7.875	(b)	04/15/30	208,335
20,000	7.875		04/15/30	20,834
30,000	7.625	(b)	01/07/31	31,125

				892,294

Colombia – 5.3%
Banco Davivienda SA (NR/B2) (10 yr. CMT + 5.097%)
200,000	6.650	(a)(d)	04/22/31	184,598
Banco de Bogota SA (NR/Ba2)
200,000	6.250		05/12/26	201,482
Ecopetrol SA (BB/Ba1)(a)
200,000	8.625		01/19/29	217,140
170,000	4.625		11/02/31	152,609
50,000	7.750		02/01/32	51,675
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (BBB-/Ba3)
200,000	5.375	(a)	12/30/30	185,876
Grupo Nutresa SA (NR/Baa3)
330,000	8.000	(a)(b)	05/12/30	353,512

				1,346,892

Dominican Republic(a)(b) – 1.1%
Aeropuertos Dominicanos Siglo XXI SA (NR/Ba1)
260,000	7.000		06/30/34	273,000

Ghana(a) – 0.8%
Kosmos Energy Ltd. (CCC/Caa1u)
240,000	7.500		03/01/28	210,826

Guatemala(a) – 1.6%
Banco Industrial SA (NR/B1) (5 yr. CMT + 4.442%)
200,000	4.875	(d)	01/29/31	199,200
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
200,000	5.250		04/27/29	197,800

				397,000

Hong Kong(a) – 1.0%
Melco Resorts Finance Ltd. (BB-/Ba3)
260,000	5.625		07/17/27	259,935

Hungary(a)(d) – 0.8%
OTP Bank Nyrt (BB/Ba2) (5 yr. CMT + 5.060%)
200,000	8.750		05/15/33	215,000

India – 5.3%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
200,000	4.200	(a)	08/04/27	197,000
CA Magnum Holdings (NR/B1)
200,000	5.375	(a)	10/31/26	199,025
IRB Infrastructure Developers Ltd. (NR/Ba2)
200,000	7.110	(a)(b)	03/11/32	207,250

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

India (continued)
JSW Hydro Energy Ltd. (NR/Ba1)
$142,000	4.125	%(a)	05/18/31	$134,545
JSW Infrastructure Ltd. (NR/Ba1)
200,000	4.950	(a)	01/21/29	200,750
UPL Corp. Ltd. (BB/Ba2)
200,000	4.625		06/16/30	186,210
Vedanta Resources Finance II PLC (B/NR)
200,000	11.250	(a)(b)	12/03/31	213,900

				1,338,680

Israel(a) – 0.8%
Teva Pharmaceutical Finance Netherlands III BV (BB/Ba1)
200,000	6.000		12/01/32	208,188

Ivory Coast(a)(b) – 0.8%
Endeavour Mining PLC (BB-/NR)
200,000	7.000		05/28/30	206,126

Jamaica(a)(b) – 1.6%
Digicel International Finance Ltd./Difl U.S. LLC (B/B2)
200,000	8.625		08/01/32	205,190
Kingston Airport Revenue Finance Ltd. (BB+/Ba3)
200,000	6.750		12/15/36	206,200

				411,390

Kuwait(a)(b)(d) – 1.1%
NBK Tier 1 Ltd. (NR/Baa3) (6 yr. CMT + 2.403%)
260,000	6.375		01/10/31	267,670

Luxembourg – 2.0%
MHP Lux SA (CCC/NR)
200,000	6.950		04/03/26	187,500
Rede D’or Finance SARL (BB+/NR)
320,000	4.500	(a)	01/22/30	309,120

				496,620

Macau(a) – 1.1%
Wynn Macau Ltd. (BB-/B1)
270,000	5.500		10/01/27	269,865

Madagascar(a)(b) – 0.8%
Axian Telecom Holding & Management PLC (B+/NR)
200,000	7.250		07/11/30	204,750

Malaysia(a) – 0.7%
GENM Capital Labuan Ltd. (BBB-/NR)
200,000	3.882		04/19/31	184,211

Mexico – 8.4%
Banco Mercantil del Norte SA (BB-/Ba2) (10 yr. CMT + 4.299%)
300,000	8.750	(a)(b)(d)	05/20/35	320,325
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
200,000	5.125	(a)(d)	01/18/33	196,562
Becle SAB de CV (BBB-/NR)
250,000	2.500	(a)	10/14/31	215,332
Cemex SAB de CV (BBB-/NR)
200,000	3.875	(a)	07/11/31	189,260

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Mexico (continued)
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 (NR/Ba1)
$200,000	4.375	%(a)	07/22/31	$170,980
Eagle Funding Luxco SARL (NR/NR)
250,000	5.500	(a)(b)	08/17/30	253,875
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)
198,102	7.250	(a)	01/31/41	210,423
Mexico City Airport Trust (BBB/Baa3)
200,000	5.500	(a)	07/31/47	173,500
Orbia Advance Corp. SAB de CV (NR/Baa3)
200,000	6.800	(a)(b)	05/13/30	207,951
Petroleos Mexicanos (BBB/B1)
20,000	6.500		03/13/27	20,235
20,000	5.350		02/12/28	19,880
30,000	6.500		01/23/29	30,510
20,000	8.750	(a)	06/02/29	21,585
50,000	6.840	(a)	01/23/30	50,876
20,000	6.375		01/23/45	16,274
40,000	6.750		09/21/47	33,096
10,000	6.950	(a)	01/28/60	8,245

				2,138,909

Moldova(a)(b) – 0.8%
Aragvi Finance International DAC (B/NR)
200,000	11.125		11/20/29	201,200

Morocco(a) – 3.3%
OCP SA (BB+/Baa3)
200,000	7.500		05/02/54	221,938
OCP SA (BB+/NR)
200,000	3.750		06/23/31	187,750
260,000	5.125		06/23/51	216,354
Vivo Energy Investments BV (BB+/Ba1)
210,000	5.125		09/24/27	208,456

				834,498

Netherlands – 2.5%
Minejesa Capital BV (NR/Baa3)
143,840	4.625		08/10/30	143,121
MV24 Capital BV (BB+/NR)
292,928	6.748		06/01/34	291,375
Prosus NV (BBB/Baa2)
200,000	3.680	(a)	01/21/30	192,000

				626,496

Nigeria – 3.7%
Access Bank PLC (NR/B3)
370,000	6.125		09/21/26	366,799
IHS Holding Ltd. (B+/NR)
220,000	7.875	(a)	05/29/30	227,289
SEPLAT Energy PLC (B/NR)
330,000	9.125	(a)(b)	03/21/30	338,663

				932,751

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Norway(a) – 1.7%
DNO ASA (NR/NR)
	$200,000	8.500%		03/27/30	$206,375
DNO ASA (NR/NR)
	200,000	9.250		06/04/29	211,208

					417,583

Panama(a) – 3.4%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)
	200,000	4.000		08/11/41	166,050
	200,000	5.125		08/11/61	158,812
AES Panama Generation Holdings SRL (NR/Baa3)
	376,335	4.375		05/31/30	355,637
Telecomunicaciones Digitales SA (NR/Ba2)
	200,000	4.500		01/30/30	190,930

					871,429

Paraguay(a) – 2.0%
Banco Continental SAECA (NR/Baa3)
	300,000	2.750		12/10/25	298,377
Telefonica Celular del Paraguay SA (NR/Ba2)
	200,000	5.875		04/15/27	199,200

					497,577

Peru(a) – 3.7%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (NR/Ba1)
	210,000	7.750	(b)	11/05/38	230,475
InRetail Consumer (BB+/Baa3)
	200,000	3.250		03/22/28	194,396
Niagara Energy SAC (BBB-/Baa3)
	200,000	5.746		10/03/34	204,976
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (NR/Ba2)
	320,000	3.750		08/02/28	303,114

					932,961

Philippines(a)(d) – 1.0%
San Miguel Global Power Holdings Corp. (NR/NR) (5 yr. CMT + 7.732%)
	250,000	8.750		06/12/29	256,250

Romania(a)(d) – 1.5%
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	320,000	8.875		04/27/27	386,497

Saudi Arabia – 2.0%
EIG Pearl Holdings SARL (NR/Aa3)
	$196,690	3.545		08/31/36	181,476
Saudi Arabian Oil Co. (NR/Aa3)(a)
	200,000	3.250		11/24/50	136,692
	200,000	5.750	(b)	07/17/54	198,728

					516,896

Singapore – 1.5%
Continuum Energy Aura Pte. Ltd. (BB-/NR)
	200,000	9.500	(a)	02/24/27	206,188

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Singapore (continued)
LLPL Capital Pte. Ltd. (NR/Baa3)
$175,575	6.875%		02/04/39	$182,444

				388,632

South Africa – 4.2%
Absa Group Ltd. (NR/B2) (5 yr. CMT + 5.411%)
240,000	6.375	(a)(d)	05/27/26	240,000
Anglo American Capital PLC (BBB/Baa2)
200,000	6.000	(a)(b)	04/05/54	205,296
Bidvest Group U.K. PLC (NR/Ba2)
200,000	6.200	(a)(b)	09/17/32	200,900
Eskom Holdings (BB-/Ba2)
200,000	4.314	(e)	07/23/27	197,518
Transnet (B+/Ba3)
200,000	8.250		02/06/28	210,824

				1,054,538

Turkey – 6.8%
Akbank TAS (NR/Ba3)
210,000	7.498	(b)	01/20/30	219,975
Anadolu Efes Biracilik Ve Malt Sanayii AS (BB+/NR)
320,000	3.375	(a)	06/29/28	296,239
Limak Cimento Sanayi ve Ticaret AS (NR/B2)
200,000	9.750	(a)	07/25/29	205,000
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (NR/B3)
262,524	9.500	(a)	07/10/36	266,544
Mersin Uluslararasi Liman Isletmeciligi AS (BB/NR)
200,000	8.250	(a)(b)	11/15/28	207,802
Turkiye Garanti Bankasi AS (NR/B1) (5 yr. CMT + 4.090%)
200,000	8.375	(a)(b)(d)	02/28/34	207,207
Yapi ve Kredi Bankasi AS (NR/NR)
310,000	7.250	(b)	03/03/30	318,138

				1,720,905

United States(a) – 1.7%
GCC SAB de CV (BBB-/NR)
200,000	3.614		04/20/32	182,058
Las Vegas Sands Corp. (BB+/Baa3)
40,000	5.625		06/15/28	40,839
200,000	3.900		08/08/29	193,216
10,000	6.000		06/14/30	10,409

				426,522

Uzbekistan – 2.5%
Ipoteka-Bank ATIB (BB-/NR)
200,000	5.500		11/19/25	199,800
Navoi Mining & Metallurgical Combinat (BB-/NR)
200,000	6.950	(b)	10/17/31	213,558
Uzbek Industrial & Construction Bank ATB (BB-/NR)
200,000	8.950	(b)	07/24/29	215,706

				629,064

Vietnam(a) – 0.7%
Mong Duong Finance Holdings BV (NR/Ba2)
182,952	5.125		05/07/29	180,894

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations (continued)

Zambia(a)(b) – 0.9%
First Quantum Minerals Ltd. (B/NR)
$204,000	8.000%	03/01/33	$215,301

TOTAL CORPORATE OBLIGATIONS (Cost $22,121,477)			$23,349,906

Sovereign Debt Obligations – 4.3%

El Salvador(a) – 0.5%
El Salvador Government International Bonds (B-/B3u)
$150,000	7.125%	01/20/50	$129,300

Ivory Coast(b) – 0.8%
Ivory Coast Government International Bonds (BB/Ba2)
200,000	8.075	04/01/36	206,800

Oman – 0.9%
Oman Government International Bonds (BBB-/Baa3)
200,000	6.500	03/08/47	216,080

Paraguay(a) – 0.7%
Paraguay Government International Bonds (BB+/Baa3)
200,000	5.400	03/30/50	184,100

Romania(b) – 0.5%
Romania Government International Bonds (BBB-/Baa3)
120,000	6.625	05/16/36	121,729

Uzbekistan(b) – 0.9%
Republic of Uzbekistan International Bonds (BB-/NR)
200,000	7.850	10/12/28	214,600

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,009,348)			$1,072,609

U.S. Treasury Obligations – 1.1%

U.S. Treasury Notes
$140,000	3.875%	09/30/32	$139,541
140,000	3.625	09/30/30	139,289

TOTAL U.S. TREASURY OBLIGATIONS (Cost $278,800)			$278,830

Shares	Dividend Rate	Value

Investment Company(f) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
4,202	4.042%	$4,202
(Cost $4,202)

TOTAL INVESTMENTS – 97.6%
(Cost $23,413,827)		$24,705,547

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		612,896

NET ASSETS – 100.0%		$25,318,443

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $197,518, which represents approximately 0.8% of the Fund’s net assets as of September 30, 2025.

(f)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	400,950	EUR	340,103	12/08/25	$52

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	9	12/31/25	$1,875,586	$ 412
20 Year U.S. Treasury Bonds	4	12/19/25	466,375	7,324

Total				$ 7,736

Short position contracts:
10 Year U.S. Treasury Notes	(2)	12/19/25	(225,000)	911
5 Year U.S. Treasury Notes	(10)	12/31/25	(1,091,953)	1,548
Ultra 10-Year U.S. Treasury Notes	(3)	12/19/25	(345,234)	(3,289)
Ultra Long U.S. Treasury Bonds	(3)	12/19/25	(360,188)	(9,521)

Total				$(10,351)

TOTAL FUTURES CONTRACTS				$ (2,615)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	2.000%(c)	12/17/27	EUR	160	$ (655)	$ (358)	$ (297)
12M SOFR(c)	3.373(c)	11/06/30		$270	(8)	869	(877)
2.250%(c)	6M EURO(b)	12/17/30	EUR	90	811	878	(67)
2.250(c)	6M EURO(b)	12/17/32		100	2,184	2,074	110
6M EURO(b)	2.500(c)	12/17/35		130	(2,752)	(2,625)	(127)
2.500(c)	6M EURO(b)	12/17/40		110	6,093	5,968	125
3.977(c)	12M SOFR(c)	11/06/55		$70	(623)	(565)	(58)

TOTAL					$ 5,050	$ 6,241	$(1,191)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(b)	Payments made semi-annually.
(c)	Payments made annually.

Currency Abbreviations:

EUR—Euro
USD—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
EURO	—Euro Offered Rate
SOFR	—Secured Overnight Financing Rate

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 66.1%

Angola – 1.0%
Angola Government International Bonds (B-/B3)
	$900,000	8.000%		11/26/29	$874,530
	450,000	8.750	(a)	04/14/32	429,471
	1,050,000	9.125		11/26/49	878,850
Angola Government International Bonds (NR/B3)
	910,000	8.250		05/09/28	911,775
	880,000	8.250	(a)	05/09/28	881,716
	1,730,000	9.375		05/08/48	1,478,717

					5,455,059

Argentina(b) – 1.8%
Argentina Republic Government International Bonds (CCC/NR)
	2,500,868	4.125	(c)	07/09/46	1,309,204
Argentina Republic Government International Bonds (CCC/NR)
EUR	96,071	0.500		07/09/29	82,355
	$39,478	1.000		07/09/29	28,582
	1,891,742	0.750	(c)	07/09/30	1,277,872
	2,605,877	4.125	(c)	07/09/35	1,365,480
	5,680,000	5.000	(c)	01/09/38	3,189,320
	4,574,455	3.500	(c)	07/09/41	2,214,036

					9,466,849

Azerbaijan – 0.6%
Republic of Azerbaijan International Bonds (NR/Baa3u)
	3,530,000	3.500		09/01/32	3,278,488

Bahamas(a) – 0.2%
Bahamas Government International Bonds (BB-/B1)
	800,000	8.250		06/24/36	862,400

Bahrain – 1.3%
Bahrain Government International Bonds (B+/B2u)
	630,000	7.375	(a)	05/14/30	678,038
	560,000	5.625	(a)	09/30/31	561,839
	1,510,000	5.625		09/30/31	1,514,958
	230,000	5.450		09/16/32	225,625
	820,000	5.450	(a)	09/16/32	804,403
Bahrain Government International Bonds (B+/NR)
	1,110,000	6.750		09/20/29	1,161,337
	1,230,000	5.250		01/25/33	1,190,800
	990,000	5.625		05/18/34	959,805

					7,096,805

Benin – 0.4%
Benin Government International Bonds (BB-/B1)
	350,000	7.960	(a)	02/13/38	357,494
	520,000	7.960		02/13/38	531,133
Benin Government International Bonds (BB-/B1u)
	430,000	8.375	(a)	01/23/41	449,350
	320,000	8.375		01/23/41	334,400
Benin Government International Bonds (BB-/NR)
EUR	530,000	4.875	(a)	01/19/32	587,762

					2,260,139

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Bermuda(b) – 0.1%
Bermuda Government International Bonds (A+/A2)
	$580,000	3.375%		08/20/50	$407,450

Brazil – 2.7%
Brazil Government International Bonds (BB/Ba1)
	1,230,000	6.250		03/18/31	1,296,420
	1,290,000	6.000		10/20/33	1,319,025
	1,040,000	6.125		03/15/34	1,062,121
	3,180,000	6.625		03/15/35	3,304,815
	1,518,000	5.625		01/07/41	1,423,884
	2,510,000	4.750	(b)	01/14/50	1,874,970
	2,110,000	7.125		05/13/54	2,136,649
	1,690,000	7.250		01/12/56	1,709,858

					14,127,742

Chile(b) – 1.0%
Chile Government International Bonds (A/A2)
	910,000	3.500		01/31/34	834,470
	550,000	4.340		03/07/42	486,750
	390,000	3.500		01/25/50	284,700
	890,000	4.000		01/31/52	701,543
	280,000	5.330		01/05/54	271,950
	1,434,000	3.100		01/22/61	889,338
	3,200,000	3.250		09/21/71	2,000,000

					5,468,751

Colombia(b) – 3.1%
Colombia Government International Bonds (BB/Baa3)
	570,000	4.500		03/15/29	560,310
	2,290,000	3.000		01/30/30	2,071,534
	2,810,000	3.125		04/15/31	2,444,700
	4,480,000	3.250		04/22/32	3,794,560
	580,000	7.500		02/02/34	611,900
	720,000	5.625		02/26/44	591,120
	1,380,000	5.000		06/15/45	1,036,725
	2,980,000	4.125		05/15/51	1,937,745
	2,320,000	3.875		02/15/61	1,418,100
Colombia Government International Bonds (NR/Baa3)
EUR	870,000	3.750		09/19/28	1,018,871
	300,000	5.000		09/19/32	347,636
	720,000	5.625		02/19/36	816,576

					16,649,777

Costa Rica – 1.3%
Costa Rica Government International Bonds (BB-/Ba2)
	$1,250,000	6.125		02/19/31	1,302,500
	2,343,000	6.550	(a)(b)	04/03/34	2,521,068
	470,000	5.625		04/30/43	438,310
	1,930,000	7.000		04/04/44	2,055,933
	460,000	7.300	(a)(b)	11/13/54	503,700

					6,821,511

Dominican Republic – 2.8%
Dominican Republic International Bonds (BB/Ba2)
	940,000	5.500	(a)(b)	02/22/29	959,740
	610,000	5.500	(b)	02/22/29	622,810

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Dominican Republic (continued)
$2,040,000	4.500	%(a)	01/30/30	$1,997,160
1,660,000	4.500		01/30/30	1,625,140
150,000	7.050	(b)	02/03/31	161,775
2,020,000	7.050	(a)(b)	02/03/31	2,178,570
1,260,000	4.875		09/23/32	1,207,080
540,000	6.600	(b)	06/01/36	565,920
2,419,000	6.950	(a)(b)	03/15/37	2,586,515
199,000	6.850		01/27/45	206,413
360,000	6.400	(a)	06/05/49	356,130
1,310,000	7.150	(b)	02/24/55	1,398,425
840,000	5.875		01/30/60	748,335

				14,614,013

Ecuador – 1.4%
Ecuador Government International Bonds (B-/NR)
1,462,360	0.000	(a)(d)	07/31/30	1,123,714
1,309,000	0.000	(d)	07/31/30	1,005,868
1,872,817	6.900	(c)	07/31/30	1,660,328
1,992,467	6.900	(a)(c)	07/31/35	1,484,888
240,000	6.900	(c)	07/31/35	178,860
3,140,000	5.000	(c)	07/31/40	2,072,400

				7,526,058

Egypt – 3.0%
Egypt Government International Bonds (B-/NR)
1,090,000	8.625	(a)	02/04/30	1,156,425
270,000	9.450	(a)	02/04/33	288,141
2,030,000	9.450		02/04/33	2,166,396
Egypt Government International Bonds (B-/Caa1)
1,750,000	5.875		02/16/31	1,626,415
1,100,000	7.300		09/30/33	1,042,250
200,000	8.750		09/30/51	178,438
Egypt Government International Bonds (B-/Caa1u)
1,240,000	7.625		05/29/32	1,220,780
700,000	7.625	(a)	05/29/32	689,150
2,360,000	8.700		03/01/49	2,097,450
1,870,000	8.875	(a)	05/29/50	1,682,906
1,850,000	8.875		05/29/50	1,664,907
Egypt Government International Bonds (NR/Caa1)
210,000	8.500		01/31/47	184,538
Egypt Taskeek Co. (NR/NR)
1,260,000	6.375		04/07/29	1,260,000
580,000	7.950		10/07/32	580,000

				15,837,796

El Salvador – 1.1%
El Salvador Government International Bonds (B-/B3)(b)
470,000	9.650	(a)	11/21/54	505,720
590,000	9.650		11/21/54	634,840
El Salvador Government International Bonds (B-/B3u)
770,000	8.625		02/28/29	821,205
1,030,000	8.250		04/10/32	1,092,119
610,000	7.650		06/15/35	619,806
810,000	7.625		02/01/41	774,060
830,000	7.125	(b)	01/20/50	715,460

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

El Salvador (continued)
$310,000	9.500	%(a)(b)	07/15/52	$328,600
El Salvador Government International Bonds (B-/NR)
240,000	9.250	(b)	04/17/30	261,360

				5,753,170

Ghana – 1.1%
Ghana Government International Bonds (CCC+/Caa2)
150,448	0.000	(a)(d)	07/03/26	145,182
1,925,526	5.000	(a)(c)	07/03/29	1,872,574
760,000	5.000	(c)	07/03/29	739,100
341,563	0.000	(a)(d)	01/03/30	291,183
2,532,244	5.000	(a)(c)	07/03/35	2,120,754
660,000	5.000	(c)	07/03/35	552,750

				5,721,543

Guatemala – 1.8%
Guatemala Government Bonds (BB+/Ba1)
1,030,000	4.375	(a)	06/05/27	1,023,305
416,000	5.250	(a)(b)	08/10/29	419,692
470,000	5.250	(b)	08/10/29	474,171
920,000	4.900	(b)	06/01/30	915,400
220,000	6.050	(a)(b)	08/06/31	228,800
430,000	7.050	(b)	10/04/32	472,140
350,000	7.050	(a)(b)	10/04/32	384,300
1,890,000	6.250	(a)(b)	08/15/36	1,952,370
200,000	6.550	(a)(b)	02/06/37	210,938
1,090,000	6.125	(a)(b)	06/01/50	1,056,210
381,000	6.125	(b)	06/01/50	369,189
970,000	6.875	(a)(b)	08/15/55	1,016,318
Guatemala Government Bonds (BB+/NR)
1,120,000	4.650	(b)	10/07/41	961,520

				9,484,353

Hungary – 2.7%
Hungary Government International Bonds (BBB-/Baa2)
210,000	5.250		06/16/29	214,357
440,000	5.250	(a)	06/16/29	449,130
200,000	5.375	(a)	09/26/30	205,803
1,770,000	2.125		09/22/31	1,519,362
1,360,000	6.250	(a)	09/22/32	1,456,560
630,000	5.500	(a)	06/16/34	640,474
2,600,000	5.500		06/16/34	2,643,225
1,450,000	5.500	(a)	03/26/36	1,460,440
1,310,000	5.500		03/26/36	1,319,432
3,270,000	3.125		09/21/51	2,063,043
580,000	6.750	(a)	09/25/52	625,240
200,000	6.750		09/25/52	215,600
490,000	6.750	(a)	09/23/55	519,273
Magyar Export-Import Bank Zrt (BBB-/NR)
790,000	6.125	(a)(b)(e)	12/04/27	816,662

				14,148,601

Indonesia – 0.8%
Indonesia Government International Bonds (BBB/Baa2)
926,000	6.625		02/17/37	1,050,315

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Indonesia (continued)
	$450,000	4.625%		04/15/43	$417,150
	1,210,000	4.200		10/15/50	999,460
	1,260,000	3.200	(b)	09/23/61	806,035
	1,490,000	3.350		03/12/71	975,205

					4,248,165

Iraq(b) – 0.3%
Iraq International Bonds (NR/NR)
	1,359,375	5.800		01/15/28	1,350,036

Ivory Coast – 1.3%
Ivory Coast Government International Bonds (BB/Ba2)
	362,000	6.375		03/03/28	367,213
EUR	420,000	5.250		03/22/30	491,869
	$1,330,000	7.625		01/30/33	1,383,200
	1,500,000	6.125		06/15/33	1,436,625
	370,000	8.075	(a)	04/01/36	382,580
	680,000	8.250	(a)	01/30/37	707,764
	1,790,000	8.250		01/30/37	1,863,086
Ivory Coast Government International Bonds (BB/NR)
	107,267	5.750	(b)(c)	12/31/32	105,604

					6,737,941

Jamaica – 0.5%
Jamaica Government International Bonds (BB/B1)
	650,000	8.000		03/15/39	789,750
	1,760,000	7.875		07/28/45	2,120,800

					2,910,550

Jordan – 0.5%
Jordan Government International Bonds (BB-/Ba3)
	1,045,000	5.750		01/31/27	1,044,582
	330,000	7.750		01/15/28	344,748
	480,000	7.500	(a)	01/13/29	499,781
	390,000	7.500		01/13/29	406,072
	300,000	5.850	(a)	07/07/30	298,489

					2,593,672

Kazakhstan(a) – 0.5%
Kazakhstan Government International Bonds (BBB-/Baa1)
	1,760,000	5.000		07/01/32	1,798,368
	980,000	4.714		04/09/35	972,013

					2,770,381

Kenya – 0.9%
Republic of Kenya Government International Bonds (B/Caa1u)
	550,000	9.750	(a)	02/16/31	587,015
	980,000	8.000		05/22/32	972,523
	200,000	8.000	(a)	05/22/32	198,474
	1,780,000	6.300		01/23/34	1,564,175
	653,000	9.500	(a)	03/05/36	668,378
	1,020,000	8.250		02/28/48	923,712

					4,914,277

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Lebanon(f) – 0.1%
Lebanon Government International Bonds (D/NR)
	$245,000	6.850%		03/23/27	$54,145
	173,000	6.650		11/03/28	38,233
	585,000	6.850		05/25/29	129,285
Lebanon Government International Bonds (NR/NR)
	665,000	7.000		03/20/28	146,965
Lebanon Government International Bonds (NR/NR)
	270,000	6.750		11/29/27	59,670
	1,083,000	7.150		11/20/31	239,343

					667,641

Mexico – 2.6%
Mexico Bonos (NR/NR)
MXN	76,000,000	8.500		03/01/29	4,203,198
Mexico Government International Bonds (BBB/NR)
	$200,000	5.375	(b)	03/22/33	199,800
Mexico Government International Bonds (BBB/Baa2)(b)
	1,610,000	4.750		04/27/32	1,577,188
	610,000	6.350		02/09/35	645,075
	950,000	6.000		05/07/36	974,225
	1,240,000	4.280		08/14/41	1,008,120
EUR	1,110,000	2.125		10/25/51	721,410
	$2,220,000	4.400		02/12/52	1,658,340
	1,250,000	6.338		05/04/53	1,215,763
	2,125,000	3.771		05/24/61	1,345,125
	760,000	3.750		04/19/71	461,700

					14,009,944

Mongolia – 0.6%
Mongolia Government International Bonds (B+/B2u)
	700,000	3.500		07/07/27	673,050
	460,000	3.500	(a)	07/07/27	442,290
	720,000	8.650	(a)	01/19/28	763,380
	930,000	8.650		01/19/28	986,033
	200,000	7.875	(a)	06/05/29	212,250

					3,077,003

Morocco – 0.9%
Morocco Government International Bonds (BBB-/Ba1u)
	420,000	2.375	(a)	12/15/27	401,822
	270,000	2.375		12/15/27	258,314
	670,000	5.950	(a)	03/08/28	694,706
EUR	100,000	1.500	(a)	11/27/31	104,340
	$900,000	3.000		12/15/32	796,703
	490,000	3.000	(a)	12/15/32	433,760
	280,000	6.500		09/08/33	307,650
	1,980,000	4.000		12/15/50	1,454,310
Morocco Government International Bonds (BBB-/NR)
	510,000	5.500		12/11/42	487,458

					4,939,063

Nigeria – 2.4%
Nigeria Government International Bonds (B-/B3)
	1,815,000	6.500		11/28/27	1,821,806
	1,320,000	6.125		09/28/28	1,296,262

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Nigeria (continued)
$1,070,000	8.375%		03/24/29	$1,106,915
2,598,000	7.143		02/23/30	2,569,708
960,000	8.747		01/21/31	995,289
310,000	9.625	(a)	06/09/31	334,121
1,320,000	7.875		02/16/32	1,308,737
310,000	10.375	(a)	12/09/34	345,030
690,000	7.696	(a)	02/23/38	639,113
520,000	7.625		11/28/47	446,108
2,135,000	8.250		09/28/51	1,920,432

				12,783,521

Oman – 2.3%
Oman Government International Bonds (BBB-/Baa3)
1,500,000	6.500		03/08/47	1,620,600
Oman Government International Bonds (NR/Baa3)
740,000	6.750	(a)	10/28/27	773,174
2,590,000	5.625		01/17/28	2,650,831
1,580,000	6.000		08/01/29	1,663,740
520,000	6.250		01/25/31	560,336
680,000	7.375	(a)	10/28/32	788,841
1,110,000	7.375		10/28/32	1,287,667
1,420,000	6.750	(a)	01/17/48	1,561,005
250,000	6.750		01/17/48	274,825
930,000	7.000		01/25/51	1,049,737

				12,230,756

Pakistan – 1.2%
Pakistan Government International Bonds (B-/Caa1)
2,230,000	6.875		12/05/27	2,225,540
500,000	7.875		03/31/36	472,500
Pakistan Government International Bonds (NR/Caa1)
1,210,000	7.375		04/08/31	1,185,800
1,810,000	8.875		04/08/51	1,672,440
Pakistan Water & Power Development Authority (B-/NR)
620,000	7.500		06/04/31	585,900

				6,142,180

Panama – 1.5%
Panama Government International Bonds (BBB-/Baa3)(b)
570,000	3.160		01/23/30	530,670
470,000	6.875		01/31/36	501,020
1,510,000	4.500		04/16/50	1,139,125
1,530,000	4.500		04/01/56	1,123,020
4,011,000	3.870		07/23/60	2,599,128
570,000	4.500		01/19/63	415,530
Panama Notas del Tesoro (BBB-/Baa3)
1,460,000	3.750		04/17/26	1,449,371

				7,757,864

Paraguay – 1.2%
Paraguay Government International Bonds (BB+/Baa3)
605,000	4.700	(a)	03/27/27	608,933
340,000	4.950	(a)(b)	04/28/31	343,400
2,509,000	2.739	(a)(b)	01/29/33	2,217,956
1,390,000	5.400	(b)	03/30/50	1,279,495

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Paraguay (continued)
	$480,000	6.650	%(a)(b)	03/04/55	$511,320
	1,090,000	6.650	(b)	03/04/55	1,161,122

					6,122,226

Peru – 1.5%
Peru Government Bonds (BBB/Baa1)
PEN	3,040,000	6.150		08/12/32	927,082
Peru Government International Bonds (BBB-/Baa1)
EUR	580,000	1.250	(b)	03/11/33	578,596
	$840,000	5.375	(b)	02/08/35	857,304
	2,120,000	5.500	(b)	03/30/36	2,164,520
	190,000	6.550		03/14/37	211,090
	550,000	5.625		11/18/50	541,613
	2,360,000	2.780	(b)	12/01/60	1,323,960
	200,000	3.600	(b)	01/15/72	127,300
	2,390,000	3.230	(b)	07/28/21(g)	1,337,802

					8,069,267

Poland – 1.2%
Bank Gospodarstwa Krajowego (NR/A2)
	1,380,000	6.250	(a)(e)	10/31/28	1,462,303
Republic of Poland Government International Bonds (A-/A2)(b)
	1,610,000	5.375		02/12/35	1,668,293
	690,000	5.500		04/04/53	666,243
	2,480,000	5.500		03/18/54	2,396,424

					6,193,263

Romania – 2.9%
Romania Government International Bonds (BBB-/Baa3)
	1,420,000	6.625	(a)	02/17/28	1,475,749
	450,000	6.625		02/17/28	467,667
EUR	250,000	3.624		05/26/30	281,728
	$680,000	5.750	(a)	09/16/30	692,750
	560,000	3.000		02/14/31	497,228
	1,050,000	3.000	(a)	02/14/31	932,304
EUR	260,000	5.375		03/22/31	310,809
	$20,000	3.625	(a)	03/27/32	17,800
	1,240,000	6.375		01/30/34	1,256,206
	1,080,000	5.750		03/24/35	1,039,905
	3,740,000	6.625	(a)	05/16/36	3,793,890
EUR	1,800,000	6.750	(a)	07/11/39	2,154,712
	140,000	3.375		01/28/50	102,884
	$1,340,000	4.000		02/14/51	892,601
	740,000	7.625	(a)	01/17/53	788,048
	460,000	7.625		01/17/53	489,868

					15,194,149

Rwanda – 0.1%
Rwanda International Government Bonds (B+/B2)
	810,000	5.500		08/09/31	727,226

Saudi Arabia – 1.2%
Saudi Government International Bonds (NR/Aa3)
	810,000	4.500		10/26/46	702,675
	1,160,000	4.625		10/04/47	1,012,506
	1,270,000	3.250		11/17/51	851,294

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Saudi Arabia (continued)
	$1,360,000	5.000	%(a)	01/18/53	$1,227,400
	900,000	5.000		01/18/53	812,250
	1,060,000	5.750		01/16/54	1,062,470
	1,330,000	3.750		01/21/55	958,015

					6,626,610

Senegal – 0.4%
Senegal Government International Bonds (B-/B3)
EUR	770,000	4.750		03/13/28	787,066
	$830,000	7.750		06/10/31	669,445
	400,000	6.250		05/23/33	288,752
	200,000	6.750		03/13/48	124,080

					1,869,343

Serbia – 0.9%
Serbia International Bonds (BBB-/Ba2)
	2,220,000	2.125		12/01/30	1,938,349
EUR	240,000	1.650		03/03/33	234,885
	$680,000	6.500	(a)	09/26/33	736,644
	460,000	6.500		09/26/33	498,318
	480,000	6.000	(a)	06/12/34	499,920
	660,000	6.000		06/12/34	687,390
EUR	290,000	2.050		09/23/36	265,570

					4,861,076

South Africa – 2.5%
Republic of South Africa Government Bonds (BB/Ba2)
ZAR	8,230,000	8.500		01/31/37	438,684
	4,910,000	9.000		01/31/40	260,401
Republic of South Africa Government International Bonds (BB-/Ba2)
	$2,220,000	4.850		09/30/29	2,195,580
	1,310,000	5.875		06/22/30	1,341,440
	870,000	5.875		04/20/32	878,826
	590,000	7.100	(a)	11/19/36	615,370
	1,030,000	7.100		11/19/36	1,074,290
	530,000	6.250		03/08/41	490,104
	1,140,000	5.375		07/24/44	926,250
	430,000	5.000		10/12/46	322,913
	1,130,000	5.750		09/30/49	905,085
	900,000	7.300		04/20/52	864,225
	390,000	7.950	(a)	11/19/54	395,746
	1,820,000	7.950		11/19/54	1,846,818
Republic of South Africa Government International Bonds (NR/Ba2)
	790,000	5.650		09/27/47	633,975

					13,189,707

Sri Lanka – 1.2%
Sri Lanka Government International Bonds (CCC+/Caa1)(a)
	631,576	4.000		04/15/28	605,050
	861,204	3.600	(c)	06/15/35	628,248
Sri Lanka Government International Bonds (NR/Caa1)(c)
	750,232	3.100	(a)	01/15/30	703,718
	400,000	3.100		01/15/30	375,200

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Sri Lanka (continued)
$1,635,421	3.350	%(a)	03/15/33	$1,403,191
310,000	3.350		03/15/33	265,980
747,693	3.600	(a)	05/15/36	660,587
560,000	3.600		05/15/36	494,760
1,295,891	3.600	(a)	02/15/38	1,151,399

				6,288,133

Trinidad and Tobago(b) – 0.5%
Trinidad & Tobago Government International Bonds (BBB-/Ba2)
1,250,000	4.500	(a)	06/26/30	1,215,800
800,000	5.950		01/14/31	816,000
420,000	6.400	(a)	06/26/34	427,665

				2,459,465

Turkey – 3.8%
Republic of Turkiye (NR/Ba3)
290,000	6.500		01/03/35	284,299
Turkiye Government International Bonds (NR/Ba3)
3,300,000	5.250		03/13/30	3,219,150
2,200,000	5.950		01/15/31	2,179,100
2,990,000	5.875		06/26/31	2,943,655
1,100,000	7.125		02/12/32	1,137,125
1,530,000	7.125		07/17/32	1,576,283
2,060,000	6.500		09/20/33	2,041,331
1,902,000	7.625		05/15/34	2,015,473
1,750,000	6.000		01/14/41	1,527,422
980,000	4.875		04/16/43	727,650
3,020,000	5.750		05/11/47	2,394,860

				20,046,348

Ukraine – 1.3%
Ukraine Government International Bonds (CCC+/NR)(c)
880,000	4.500		02/01/35	482,680
1,330,000	0.000		02/01/36	640,395
Ukraine Government International Bonds (CCC+/NR)(c)
223,742	0.000	(a)	02/01/30	117,129
1,456,099	0.000	(a)	02/01/34	600,641
1,697,309	4.500	(a)	02/01/34	946,250
1,320,000	4.500		02/01/34	735,900
576,562	0.000	(a)	02/01/35	278,191
2,588,223	4.500	(a)	02/01/35	1,419,640
232,801	0.000	(a)	02/01/36	112,094
1,800,485	4.500	(a)	02/01/36	974,062
Ukraine Government International Bonds (D/NR)
648,000	7.750	(b)(h)	08/01/41	514,512

				6,821,494

United Arab Emirates – 0.4%
Abu Dhabi Government International Bonds (AA/NR)
360,000	5.500	(a)	04/30/54	375,615
Emirate of Dubai Government International Bonds (NR/NR)
2,610,000	3.900		09/09/50	1,974,622

				2,350,237

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Uruguay – 1.1%
Oriental Republic of Uruguay (BBB+/Baa1)
	$520,000	5.250	%(b)	09/10/60	$488,657
Uruguay Government International Bonds (BBB+/Baa1)
	2,655,920	5.750	(b)	10/28/34	2,848,474
	2,530,000	4.975		04/20/55	2,309,890

					5,647,021

Uzbekistan – 1.0%
Republic of Uzbekistan International Bonds (BB-/Ba3)
EUR	310,000	5.375	(a)	05/29/27	374,614
Republic of Uzbekistan International Bonds (BB-/NR)
	$550,000	7.850	(a)	10/12/28	590,150
	1,900,000	5.375		02/20/29	1,905,938
	200,000	3.700	(a)	11/25/30	184,464
	610,000	3.700		11/25/30	562,615
	700,000	3.900		10/19/31	642,250
Republic of Uzbekistan International Bonds (NR/Ba3)
UZS	9,450,000,000	15.500	(a)	02/25/28	815,862

					5,075,893

Venezuela(f) – 0.5%
Venezuela Government International Bonds (NR/Cu)
	$176,000	11.750		10/21/26	41,800
	7,721,000	9.250		05/07/28	1,729,504
	1,920,000	11.950		08/05/31	451,200
Venezuela Government International Bonds (NR/WR)
	2,310,000	7.650		04/21/25	465,465

					2,687,969

Vietnam(b)(e) – 0.1%
Viet Nam Debt & Asset Trading Corp. (NR/NR)
	480,000	1.000		10/10/25	477,456

Zambia – 0.5%
Zambia Government International Bonds (CCC+/Caa2u)
	956,089	5.750	(c)	06/30/33	912,510
	2,517,926	0.500		12/31/53	1,702,420

					2,614,930

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $334,183,977)					$349,435,312

Corporate Obligations – 25.0%

Angola(a)(b) – 0.2%
Azule Energy Finance PLC (NR/B2)
	$930,000	8.125%		01/23/30	$941,044

Argentina(b) – 0.1%
YPF SA (B-/NR)
	410,000	8.250	(a)	01/17/34	395,445
	210,000	8.250		01/17/34	202,545

					597,990

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Australia(b) – 0.3%
Santos Finance Ltd. (BBB-/Baa3)
$643,000	6.875%		09/19/33	$706,696
Santos Finance Ltd. (BBB-/NR)
680,000	5.250		03/13/29	688,976

				1,395,672

Brazil – 1.5%
Banco Bradesco SA (BB/Ba1)
490,000	6.500	(a)	01/22/30	515,725
Brazil Minas SPE via State of Minas Gerais (BB/NR)
1,050,000	5.333	(a)(e)	02/15/28	1,044,619
BRF SA (NR/Ba2)
1,280,000	4.875	(b)	01/24/30	1,246,720
Itau Unibanco Holding SA (NR/Ba3) (5 yr. CMT + 3.446%)
200,000	3.875	(b)(h)	04/15/31	198,438
Raizen Fuels Finance SA (BBB/NR)
300,000	6.700	(a)(b)	02/25/37	289,161
Raizen Fuels Finance SA (BBB/NR)(b)
500,000	5.700	(a)	01/17/35	460,550
580,000	5.700		01/17/35	534,238
200,000	6.950	(a)	03/05/54	185,600
Rede D’or Finance SARL (BB+/NR)
700,000	6.450	(a)(b)	09/09/35	714,875
Rede D’or Finance SARL (BB+/NR)
330,000	4.950	(b)	01/17/28	328,573
Samarco Mineracao SA (NR/B2) (PIK 5.000%, Cash 4.000%)
1,361,477	9.500	(b)(i)	06/30/31	1,368,284
Sitios Latinoamerica SAB de CV (NR/Baa3)
590,000	5.375	(b)	04/04/32	588,495
Vale Overseas Ltd. (BBB/Baa2)
360,000	6.400	(b)	06/28/54	369,461

				7,844,739

Cayman Islands(b) – 0.2%
Vale Overseas Ltd. (BBB-/Baa2)
900,000	6.125		06/12/33	961,290

Chile – 1.4%
Banco del Estado de Chile (BBB-/Baa3)(b)(h)
(5 yr. CMT + 3.228%)
600,000	7.950	(a)	05/02/29	642,000
(5 yr. CMT + 3.228%)
1,400,000	7.950		05/02/29	1,498,000
Corp. Nacional del Cobre de Chile (BBB+/Baa2)(b)
480,000	6.330	(a)	01/13/35	511,281
250,000	6.330		01/13/35	266,292
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	377,412
GNL Quintero SA (BBB+/Baa2)
499,048	4.634		07/31/29	499,739
Inversiones CMPC SA (BBB/Baa3)(b)
540,000	6.125	(a)	06/23/33	562,140
300,000	6.125		06/23/33	312,300
Latam Airlines Group SA (BBB-/Ba2)(b)
980,000	7.875	(a)	04/15/30	1,020,841

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Chile (continued)
	$580,000	7.875%		04/15/30	$604,172
	881,000	7.625	(a)	01/07/31	914,038

					7,208,215

China – 0.0%
China Aoyuan Group Ltd. (NR/NR)
	8,063	0.000	(b)(d)	09/30/28	125
	35,892	5.500	(i)	09/30/31	431
	90,223	0.000	(c)	12/31/99	677
Easy Tactic Ltd. (NR/NR)
	441,613	6.500	(b)(f)	07/11/28	10,488
Fantasia Holdings Group Co. Ltd. (NR/NR)
	340,000	10.875	(b)(f)	03/02/24	7,013
Fantasia Holdings Group Co. Ltd. (NR/WR)
	200,000	11.875	(b)(f)	06/01/23	3,000
Redsun Properties Group Ltd. (NR/WR)
	220,000	9.700	(b)(f)	04/16/23	3,850
Yuzhou Group Holdings Co. Ltd. (NR/NR)(b)(i)
	91,734	4.000		06/30/28	2,752
	159,741	4.500		06/30/29	3,594
	213,213	5.000		06/30/30	3,731
	299,091	5.500		06/30/31	1,496
	278,102	1.000		06/30/34	834

					37,991

Colombia – 1.2%
Banco Davivienda SA (NR/B1) (5 yr. CMT + 4.588%)
	1,010,000	8.125	(a)(b)(h)	07/02/35	1,050,400
Banco de Bogota SA (NR/Ba2)
	350,000	6.250	(a)	05/12/26	352,593
	1,170,000	6.250		05/12/26	1,178,670
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
	550,000	8.625	(b)(h)	12/24/34	594,000
Ecopetrol SA (BB/Ba1)(b)
	110,000	8.625		01/19/29	119,427
	360,000	6.875		04/29/30	368,892
	20,000	4.625		11/02/31	17,954
	15,000	7.750		02/01/32	15,503
Grupo Nutresa SA (NR/Baa3)(b)
	1,454,000	8.000	(a)	05/12/30	1,557,597
	340,000	8.000		05/12/30	364,225
	320,000	9.000	(a)	05/12/35	363,264
	330,000	9.000		05/12/35	374,616

					6,357,141

Czech Republic(b) – 0.5%
Ceska sporitelna AS (BBB+/NR) (3 mo. EUR EURIBOR +
	2.250%)
EUR	1,100,000	4.824	(h)	01/15/30	1,354,885
Czechoslovak Group AS (BB+/Ba1)
	$1,470,000	6.500	(a)	01/10/31	1,514,835

					2,869,720

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Ghana(b) – 0.3%
Kosmos Energy Ltd. (CCC/Caa1u)
$730,000	7.750	%(a)	05/01/27	$709,925
480,000	7.750		05/01/27	466,800
310,000	8.750	(a)	10/01/31	238,444

				1,415,169

Guatemala(b) – 0.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
1,260,000	5.250		04/27/29	1,246,140

Hong Kong(i) – 0.0%
Add Hero Holdings Ltd. (NR/NR)
(PIK 8.500%, Cash 7.500%)
61,328	8.500		09/30/29	3,373
(PIK 9.000%, Cash 8.000%)
49,828	9.000		09/30/30	747
(PIK 9.800%, Cash 8.800%)
65,523	9.800		09/30/31	983

				5,103

Hungary(b)(h) – 0.3%
OTP Bank Nyrt (BB/Ba2) (5 yr. CMT + 2.861%)
1,540,000	7.300		07/30/35	1,634,325

India – 0.7%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
462,000	3.949		02/12/30	434,280
CA Magnum Holdings (NR/B1)
1,240,000	5.375	(b)	10/31/26	1,233,955
JSW Hydro Energy Ltd. (NR/Ba1)
795,200	4.125	(b)	05/18/31	753,452
Reliance Industries Ltd. (BBB+/Baa2)
770,000	2.875	(a)	01/12/32	698,806
520,000	2.875		01/12/32	471,921

				3,592,414

Indonesia – 0.6%
Bank Negara Indonesia Persero Tbk. PT (NR/Ba3) (5 yr. CMT + 3.466%)
278,000	4.300	(b)(h)	03/24/27	269,667
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)(b)
560,000	5.800	(a)	05/15/50	550,676
220,000	5.800		05/15/50	216,337
Pertamina Persero PT (BBB/Baa2)
330,000	6.500		05/27/41	355,212
920,000	6.000		05/03/42	941,372
Pertamina Persero PT (NR/Baa2)
1,350,000	4.150	(b)	02/25/60	1,008,450

				3,341,714

Jamaica(b) – 0.5%
Digicel International Finance Ltd./Difl U.S. LLC (B/B2)
750,000	8.625	(a)	08/01/32	769,462

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Jamaica(b) (continued)
Kingston Airport Revenue Finance Ltd. (BB+/Ba3)
$1,020,000	6.750	%(a)	12/15/36	$1,051,620
950,000	6.750		12/15/36	979,450

				2,800,532

Kazakhstan(b) – 0.4%
KazMunayGas National Co. JSC (NR/Baa1)
1,840,000	3.500	(a)	04/14/33	1,657,159
350,000	3.500		04/14/33	315,221

				1,972,380

Kuwait(b)(h) – 0.4%
NBK Tier 1 Ltd. (NR/Baa3)
(6 yr. CMT + 2.403%)
1,600,000	6.375	(a)	01/10/31	1,647,200
(6 yr. CMT + 2.875%)
220,000	3.625		08/24/26	215,490

				1,862,690

Luxembourg(b) – 0.2%
Rede D’or Finance SARL (BB+/NR)
256,000	4.500	(a)	01/22/30	247,296
682,000	4.500		01/22/30	658,812

				906,108

Malaysia(b) – 0.7%
Petronas Capital Ltd. (A-/A2)
920,000	3.500		04/21/30	894,801
1,130,000	5.340	(a)	04/03/35	1,176,906
300,000	5.340		04/03/35	312,453
1,020,000	4.550	(a)	04/21/50	900,538
360,000	4.550		04/21/50	317,837

				3,602,535

Mexico – 4.9%
Banco Mercantil del Norte SA (BB-/Ba2)(b)(h)
(10 yr. CMT + 4.299%)
1,100,000	8.750	(a)	05/20/35	1,174,525
(10 yr. CMT + 4.299%)
300,000	8.750		05/20/35	320,325
(5 yr. CMT + 4.072%)
300,000	8.375		05/20/31	316,350
(5 yr. CMT + 4.643%)
790,000	5.875	(a)	01/24/27	784,138
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
550,000	5.125	(a)(b)(h)	01/18/33	540,545
Bimbo Bakeries USA, Inc. (BBB+/Baa1)(b)
340,000	6.400	(a)	01/15/34	370,648
290,000	6.400		01/15/34	316,141
340,000	5.375	(a)	01/09/36	345,185
310,000	5.375		01/09/36	314,727
Cemex SAB de CV (BB/NR)(b)(h)
(5 yr. CMT + 3.520%)
880,000	7.200	(a)	06/10/30	912,912

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Mexico (continued)
(5 yr. CMT + 3.520%)
	$450,000	7.200%		06/10/30	$466,830
Cemex SAB de CV (BBB-/NR)
	400,000	5.450	(b)	11/19/29	404,200
Eagle Funding Luxco SARL (NR/NR)
	2,910,000	5.500	(a)(b)	08/17/30	2,955,105
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)(b)
	247,627	7.250	(a)	01/31/41	263,029
	713,165	7.250		01/31/41	757,524
Mexico City Airport Trust (BBB/Baa3)(b)
	620,000	4.250	(a)	10/31/26	617,942
	630,000	3.875		04/30/28	617,400
	1,310,000	3.875	(a)	04/30/28	1,283,800
	280,000	5.500	(a)	10/31/46	242,483
	522,000	5.500		10/31/46	452,057
	1,839,000	5.500		07/31/47	1,595,332
Petroleos Mexicanos (BBB/B1)
	514,000	6.490	(b)	01/23/27	519,140
	180,000	6.500		03/13/27	182,115
	240,000	5.350		02/12/28	238,560
	1,200,000	6.500		01/23/29	1,220,400
	320,000	8.750	(b)	06/02/29	345,360
	1,140,000	6.840	(b)	01/23/30	1,159,961
	1,054,000	5.950	(b)	01/28/31	1,021,853
	250,000	6.700	(b)	02/16/32	247,813
	240,000	6.375		01/23/45	195,286
	370,000	5.625		01/23/46	279,713
	2,690,000	6.750		09/21/47	2,225,706
	1,210,000	6.350		02/12/48	962,325
	2,743,000	6.950	(b)	01/28/60	2,261,466

					25,910,896

Morocco(b) – 0.9%
OCP SA (BB+/Baa3)
	1,190,000	6.750	(a)	05/02/34	1,295,612
	540,000	6.750		05/02/34	587,925
	1,880,000	7.500		05/02/54	2,086,217
OCP SA (BB+/NR)
	1,150,000	5.125		06/23/51	956,950

					4,926,704

Netherlands – 0.4%
Minejesa Capital BV (NR/Baa3)
	266,104	4.625		08/10/30	264,774
MV24 Capital BV (BB+/NR)
	739,643	6.748	(a)	06/01/34	735,723
NE Property BV (BBB/NR)(b)
EUR	530,000	1.875		10/09/26	618,152
	450,000	3.375		07/14/27	534,974

					2,153,623

Nigeria(b) – 0.2%
IHS Holding Ltd. (B+/NR)
	$200,000	6.250		11/29/28	200,375

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Nigeria(b) (continued)
IHS Holding Ltd. (B+/NR)(a)
	$400,000	6.250%		11/29/28	$400,750
	360,000	8.250		11/29/31	379,350

					980,475

Norway(b) – 0.2%
DNO ASA (NR/NR)
	1,000,000	8.500		03/27/30	1,031,875

Panama – 0.7%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)(b)
	940,000	4.000	(a)	08/11/41	780,435
	910,000	4.000		08/11/41	755,527
	2,130,000	5.125	(a)	08/11/61	1,691,353
Autoridad del Canal de Panama (BBB+/A3)
	380,000	4.950	(a)	07/29/35	365,298

					3,592,613

Peru – 0.4%
Atlantica Transmision Sur SA (BBB-/NR)
	690,382	6.875	(a)	04/30/43	739,682
Kallpa Generacion SA (NR/Baa3)(b)
	310,000	5.875	(a)	01/30/32	324,049
	200,000	5.875		01/30/32	209,064
Niagara Energy SAC (BBB-/Baa3)(b)
	610,000	5.746	(a)	10/03/34	625,177
	260,000	5.746		10/03/34	266,469

					2,164,441

Romania(b)(h) – 0.1%
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap +
	2.950%)
EUR	560,000	5.125		09/30/30	670,618

Saudi Arabia – 0.8%
EIG Pearl Holdings SARL (NR/Aa3)
	$1,268,652	3.545		08/31/36	1,170,522
Saudi Arabian Oil Co. (NR/Aa3)(b)
	1,030,000	5.750	(a)	07/17/54	1,023,449
	270,000	5.750		07/17/54	268,283
Suci Second Investment Co. (NR/Aa3)
	1,790,000	4.875		05/08/32	1,814,053

					4,276,307

Serbia(b) – 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade (BB-/NR)
	610,000	7.000		10/28/29	618,479
Telecommunications Co. Telekom Srbija AD Belgrade (BB-/NR)
	420,000	7.000	(a)	10/28/29	425,838

					1,044,317

South Africa – 1.7%
Eskom Holdings (BB-/Ba2)(e)
	2,600,000	4.314		07/23/27	2,567,734
	1,170,000	6.350		08/10/28	1,203,392

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

South Africa (continued)
Sasol Financing USA LLC (BB+/Ba1)
$1,110,000	4.375	%(b)	09/18/26	$1,103,895
Transnet (B+/Ba3)
1,260,000	8.250	(a)	02/06/28	1,328,191
1,530,000	8.250		02/06/28	1,612,804
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (BBB-/Baa3)
1,120,000	5.854	(a)(b)	05/13/32	1,167,040

				8,983,056

Turkey – 0.8%
Akbank TAS (NR/Ba3)
1,230,000	7.498	(a)	01/20/30	1,288,425
350,000	7.498		01/20/30	366,625
Turkiye Garanti Bankasi AS (NR/B1)(b)(h)
(5 yr. CMT + 4.090%)
950,000	8.375	(a)	02/28/34	984,233
(5 yr. CMT + 4.090%)
300,000	8.375		02/28/34	310,811
Yapi ve Kredi Bankasi AS (NR/NR)
630,000	7.250	(a)	03/03/30	646,537
300,000	7.250		03/03/30	307,875
Yapi ve Kredi Bankasi AS (NR/B3) (5 yr. CMT + 5.278%)
370,000	9.250	(a)(b)(h)	01/17/34	393,262

				4,297,768

United Arab Emirates – 2.5%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
740,000	4.600		11/02/47	685,196
2,280,000	4.600	(a)	11/02/47	2,111,143
Adnoc Murban Rsc Ltd. (AA/Aa2)(b)
760,000	5.125	(a)	09/11/54	720,100
220,000	5.125		09/11/54	208,450
DP World Crescent Ltd. (NR/Baa2)
2,260,000	5.500	(a)	05/08/35	2,347,575
DP World Ltd. (NR/Baa2)
2,841,000	5.625		09/25/48	2,791,283
1,230,000	4.700	(b)	09/30/49	1,063,181
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
356,587	2.160	(a)	03/31/34	324,155
580,000	2.625		03/31/36	509,675
3,050,000	3.250		09/30/40	2,480,626

				13,241,384

United States(a)(b) – 0.2%
Bimbo Bakeries USA, Inc. (BBB+/Baa1)
1,060,000	6.050		01/15/29	1,107,700

Uzbekistan – 0.4%
Navoi Mining & Metallurgical Combinat (BB-/NR)
200,000	6.750	(a)	05/14/30	210,000
900,000	6.950		10/17/31	961,011
Navoi Mining & Metallurgical Combinat (BB-/NR)(a)
520,000	6.700		10/17/28	540,540

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations (continued)

Uzbekistan (continued)
$610,000	6.950%	10/17/31	$651,352

			2,362,903

Venezuela(f) – 0.8%
Petroleos de Venezuela SA (NR/NR)
11,920,000	6.000	05/16/24	1,910,180
77,934	6.000	11/15/26	12,463
2,570,000	5.375	04/12/27	411,200
9,920,000	5.375	04/12/27	1,587,200
2,180,000	5.500	04/12/37	348,582

			4,269,625

Zambia(a)(b) – 0.1%
First Quantum Minerals Ltd. (B/NR)
600,000	8.625	06/01/31	630,186

TOTAL CORPORATE OBLIGATIONS (Cost $135,157,015)			$132,237,403

Shares	Description		Value

Common Stocks – 0.0%

China(a) – 0.0%
224,816	Sunac Services Holdings Ltd. Real Estate Management & Development		$47,381

Hong Kong(f) – 0.0%
427,130	Yuzhou Group Holdings Co. Ltd. Real Estate Management & Development		13,996

TOTAL COMMON STOCKS (Cost $555,763)			$61,377

Shares	Dividend Rate		Value

Investment Company(j) – 5.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
31,165,831	4.042%		$31,165,831

(Cost $31,165,831)

TOTAL INVESTMENTS – 97.0% (Cost $501,062,586)			$512,899,923

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			15,942,821

NET ASSETS – 100.0%			$528,842,744

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2025.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $7,572,166, which represents approximately 1.5% of the Fund’s net assets as of September 30, 2025.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is July 28, 2121.

(h)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(i)	Pay-in-kind securities.

(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	115,674	NZD	130,319	10/01/25	$988
	AUD	14,038,988	NZD	15,840,939	10/03/25	105,285
	AUD	25,921	NZD	29,555	10/09/25	14
	AUD	10,272,913	NZD	11,701,728	10/10/25	12,031
	AUD	51,567	NZD	58,791	10/15/25	25
	AUD	7,712	NZD	8,686	10/16/25	65
	AUD	961,816	USD	632,413	10/03/25	4,049
	AUD	807,192	USD	528,226	10/24/25	6,089
	AUD	1,174,345	USD	764,616	10/31/25	12,806
	AUD	2,465,715	USD	1,630,824	11/12/25	1,699
	AUD	5,038,682	USD	3,302,979	12/17/25	34,192
	BRL	22,182,270	USD	4,020,814	10/02/25	144,976
	BRL	2,096,314	USD	374,816	10/14/25	17,655
	CAD	1,032,002	USD	742,877	12/18/25	1,441
	CHF	1,436,154	EUR	1,536,446	10/03/25	562
	CHF	253,122	EUR	271,000	10/10/25	2
	CHF	1,504,149	USD	1,895,609	12/17/25	11,681
	CLP	137,934,616	USD	141,786	12/17/25	1,674
	CNH	7,889,925	USD	1,107,047	10/09/25	585
	CNH	1,517,661	USD	213,000	10/17/25	184
	CNH	16,747,303	USD	2,345,231	11/04/25	10,161
	CNH	18,175,725	USD	2,555,642	11/28/25	4,865
	COP	1,335,490,488	USD	328,879	12/17/25	8,172
	CZK	100,809,863	USD	4,844,109	12/17/25	27,136
	EUR	362,000	CZK	8,806,541	10/10/25	446
	EUR	1,245,264	PLN	5,307,493	10/03/25	2,084
	EUR	3,090,177	SEK	34,015,272	10/03/25	14,847
	EUR	2,466,030	SEK	27,253,724	10/10/25	179
	EUR	3,090,602	USD	3,621,414	10/02/25	7,555
	EUR	3,765,668	USD	4,407,867	10/03/25	14,032
	EUR	2,500,650	USD	2,909,495	10/10/25	28,237
	EUR	2,249,189	USD	2,625,253	10/14/25	17,761
	EUR	2,110,215	USD	2,480,346	10/28/25	1,647
	EUR	10,109,164	USD	11,888,281	12/17/25	34,146
	GBP	1,388,222	EUR	1,588,465	10/03/25	1,770
	GBP	158,481	USD	213,000	10/03/25	145
	GBP	661,863	USD	890,113	10/10/25	79
	GBP	40,343	USD	54,234	12/17/25	28
	HUF	794,988,437	USD	2,331,177	12/17/25	50,546
	ILS	2,033,489	USD	607,241	12/17/25	6,843
	JPY	65,901,213	USD	442,673	10/03/25	3,092
	JPY	33,526,009	USD	226,941	10/10/25	12
	JPY	34,880,513	USD	234,286	11/25/25	2,924
	KRW	189,367,232	USD	134,733	12/17/25	622
	MXN	7,096,023	USD	386,683	10/03/25	669
	MXN	12,120,516	USD	649,545	10/15/25	11,193
	MXN	12,498,316	USD	671,591	11/18/25	7,281
	MXN	25,450,897	USD	1,369,671	12/17/25	8,488
	NOK	14,660,428	USD	1,465,764	12/17/25	3,598

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	NZD	1,321,375	USD	764,933	10/02/25	$1,187
	NZD	2,044,654	USD	1,181,132	10/03/25	4,379
	NZD	3,879,693	USD	2,244,014	11/10/25	8,847
	PEN	7,529,305	USD	2,118,580	12/17/25	45,551
	PLN	4,992,886	EUR	1,169,397	10/03/25	448
	RON	17,982,260	USD	4,128,899	12/17/25	5,552
	SEK	7,461,151	USD	794,171	12/17/25	2,254
	SGD	1,338,726	USD	1,035,368	10/03/25	2,706
	TRY	69,932,863	USD	1,556,207	12/17/25	21,561
	USD	1,064,891	AUD	1,597,000	12/17/25	7,181
	USD	2,599,696	BRL	13,815,757	10/02/25	5,122
	USD	487,374	BRL	2,609,056	11/04/25	1,402
	USD	2,110,854	CAD	2,924,893	10/03/25	8,882
	USD	2,563,505	CAD	3,563,723	10/10/25	1,528
	USD	7,736,855	CAD	10,590,681	12/17/25	98,843
	USD	469,372	CHF	369,213	12/17/25	1,203
	USD	293,263	CNH	2,083,757	10/09/25	733
	USD	629,808	CNH	4,482,237	10/17/25	193
	USD	2,029,313	CNH	14,405,727	11/04/25	3,246
	USD	3,193,858	CNH	22,591,282	12/17/25	7,096
	USD	531,000	COP	2,085,768,000	10/16/25	143
	USD	208,405	COP	814,029,969	11/04/25	1,728
	USD	4,360,244	EUR	3,692,022	10/03/25	24,824
	USD	3,310,842	EUR	2,816,791	10/10/25	1,712
	USD	2,060,692	EUR	1,748,127	10/22/25	5,391
	USD	1,472,739	EUR	1,239,783	10/28/25	14,529
	USD	7,520,750	EUR	6,339,504	12/17/25	44,144
	USD	1,185,806	EUR	998,365	12/18/25	8,298
	USD	210,877	GBP	156,028	10/03/25	1,032
	USD	3,629,733	GBP	2,681,094	12/17/25	23,602
	USD	2,903,535	INR	257,475,654	10/03/25	4,873
	USD	179,708	INR	15,848,418	10/06/25	1,360
	USD	1,416,057	INR	124,734,300	10/09/25	12,755
	USD	515,369	INR	45,661,649	10/15/25	1,856
	USD	531,000	INR	46,945,710	10/16/25	3,080
	USD	859,715	INR	76,395,003	10/20/25	846
	USD	359,797	INR	31,764,705	10/23/25	2,752
	USD	2,220,972	INR	197,446,829	10/27/25	2,170
	USD	746,000	INR	66,072,847	12/01/25	4,993
	USD	5,637,252	INR	494,092,348	12/17/25	102,299
	USD	727,250	INR	64,435,223	12/18/25	5,481
	USD	6,026	JPY	889,240	10/03/25	11
	USD	3,673,964	JPY	532,728,803	12/17/25	42,395
	USD	206,070	KRW	288,577,807	10/10/25	475
	USD	136,008	KRW	189,082,259	12/10/25	911
	USD	3,259,564	KRW	4,479,894,220	12/17/25	57,445
	USD	1,286,583	KRW	1,778,788,275	12/18/25	15,075
	USD	1,062,000	NOK	10,467,815	12/17/25	12,849
	USD	4,479,051	NZD	7,652,659	10/02/25	42,115
	USD	2,324,559	NZD	4,004,759	10/03/25	2,559
	USD	1,089,200	NZD	1,835,834	10/09/25	24,526

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	397,272	NZD	684,799	10/10/25	$113
	USD	2,153,611	NZD	3,665,097	10/21/25	26,968
	USD	3,728,566	NZD	6,349,738	10/22/25	44,023
	USD	5,680,855	NZD	9,525,182	12/17/25	141,602
	USD	274,702	NZD	467,296	12/18/25	2,940
	USD	1,326,343	PLN	4,811,042	12/17/25	4,431
	USD	970,931	SEK	8,990,348	12/17/25	11,276
	USD	1,644,638	SGD	2,113,843	10/03/25	5,522
	USD	805,522	SGD	1,038,031	10/10/25	136
	USD	1,061,000	SGD	1,360,107	12/17/25	433
	USD	714,868	THB	22,936,907	12/17/25	2,450
	USD	816,847	TWD	23,787,673	12/17/25	31,319
	ZAR	16,226,956	USD	924,347	12/17/25	9,989

TOTAL						$1,599,906

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	797,166	USD	531,000	12/17/25	$(3,029)
	BRL	2,609,056	USD	491,163	10/02/25	(1,187)
	BRL	13,815,757	USD	2,579,692	11/04/25	(6,319)
	CAD	3,564,926	USD	2,563,505	10/03/25	(1,573)
	CAD	9,128,229	USD	6,653,817	12/17/25	(70,525)
	CAD	1,540,365	USD	1,121,164	12/18/25	(10,196)
	CHF	504,426	EUR	541,000	10/03/25	(1,386)
	CHF	1,519,454	USD	1,936,673	12/17/25	(9,978)
	CHF	192,026	USD	244,361	12/18/25	(837)
	CNH	7,478,900	USD	1,051,230	10/10/25	(1,222)
	CNH	11,736,132	USD	1,657,880	11/18/25	(5,687)
	CNH	25,975,937	USD	3,670,955	12/17/25	(6,749)
	COP	832,524,000	USD	212,000	10/31/25	(517)
	COP	816,947,639	USD	208,405	11/04/25	(987)
	COP	2,889,370,536	USD	738,781	11/26/25	(7,292)
	CZK	10,924,556	USD	528,370	12/17/25	(483)
	EUR	2,074,144	CHF	1,940,580	10/03/25	(3,054)
	EUR	408,609	CHF	382,018	10/10/25	(462)
	EUR	178,000	CHF	165,828	12/12/25	(270)
	EUR	2,479,154	GBP	2,167,901	10/03/25	(4,475)
	EUR	666,090	GBP	582,287	10/10/25	(649)
	EUR	815,860	PLN	3,486,000	10/03/25	(1,024)
	EUR	1,168,777	PLN	4,992,886	10/10/25	(429)
	EUR	997,000	SEK	11,049,124	10/03/25	(3,135)
	EUR	452,000	SEK	5,003,396	10/10/25	(822)
	EUR	2,442,752	USD	2,872,181	10/03/25	(3,738)
	EUR	1,474,657	USD	1,734,197	10/16/25	(1,104)
	EUR	2,246,857	USD	2,641,855	10/22/25	(189)
	EUR	725,881	USD	858,354	10/28/25	(4,587)
	EUR	1,465,268	USD	1,737,076	11/03/25	(13,154)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	EUR	2,229,963	USD	2,630,688	11/05/25	$(6,806)
	EUR	2,210,180	USD	2,602,708	11/10/25	(1,415)
	EUR	5,044,561	USD	5,986,435	12/17/25	(37,040)
	EUR	226,679	USD	268,154	12/18/25	(800)
	GBP	779,681	EUR	893,000	10/03/25	(9)
	GBP	660,882	USD	891,535	10/03/25	(2,699)
	GBP	693,472	USD	941,597	10/23/25	(8,820)
	GBP	2,262,103	USD	3,075,554	12/17/25	(32,973)
	GBP	284,558	USD	382,948	03/18/26	(396)
	INR	257,475,654	USD	2,906,215	10/03/25	(7,554)
	INR	15,849,125	USD	178,571	10/06/25	(215)
	INR	124,739,847	USD	1,413,764	10/09/25	(10,400)
	INR	3,262,422	USD	36,756	10/15/25	(67)
	INR	228,553,770	USD	2,597,000	10/20/25	(27,494)
	INR	94,517,248	USD	1,064,000	10/27/25	(1,866)
	INR	45,569,265	USD	515,239	11/14/25	(3,669)
	INR	502,384,009	USD	5,664,936	12/17/25	(37,097)
	INR	64,700,483	USD	730,993	12/18/25	(6,253)
	JPY	529,434,355	USD	3,619,410	11/25/25	(18,917)
	JPY	575,176,715	USD	3,963,518	12/17/25	(42,584)
	JPY	43,221,862	USD	298,066	12/18/25	(3,392)
	KRW	290,719,000	USD	209,000	10/10/25	(1,880)
	KRW	8,548,722,025	USD	6,208,317	12/17/25	(97,896)
	NOK	10,483,445	USD	1,064,000	12/17/25	(13,282)
	NZD	15,958,395	AUD	14,038,987	10/03/25	(37,184)
	NZD	28,864	AUD	25,698	10/23/25	(261)
	NZD	6,326,764	USD	3,744,069	10/02/25	(75,872)
	NZD	4,345,195	USD	2,540,314	10/03/25	(20,926)
	NZD	4,059,519	USD	2,374,819	10/09/25	(20,540)
	NZD	4,003,773	USD	2,324,559	10/10/25	(2,509)
	NZD	2,647,300	USD	1,568,260	10/21/25	(32,185)
	NZD	4,190,313	USD	2,487,370	10/22/25	(55,869)
	NZD	7,038,341	USD	4,135,758	11/04/25	(49,628)
	NZD	9,202,054	USD	5,467,271	12/17/25	(115,927)
	PLN	3,800,608	EUR	892,415	10/03/25	(2,318)
	PLN	8,163,150	USD	2,243,764	12/17/25	(807)
	SEK	45,064,395	EUR	4,084,222	10/03/25	(8,241)
	SEK	283,430	EUR	25,759	10/06/25	(136)
	SEK	4,844,321	USD	525,070	12/17/25	(7,973)
	SGD	2,013,117	USD	1,565,569	10/03/25	(4,557)
	SGD	3,719,716	USD	2,920,061	12/17/25	(19,548)
	THB	12,174,517	USD	386,229	12/17/25	(8,090)
	TWD	15,964,548	USD	529,000	10/15/25	(4,555)
	TWD	2,476,179	USD	85,883	12/17/25	(4,114)
	TWD	6,704,604	USD	224,274	12/18/25	(2,852)
	USD	636,319	AUD	963,329	10/03/25	(1,144)
	USD	606,718	AUD	917,300	10/10/25	(353)
	USD	305,026	AUD	461,253	10/24/25	(297)
	USD	362,411	AUD	548,028	10/31/25	(386)
	USD	1,575,002	AUD	2,409,945	12/17/25	(21,129)
	USD	1,965,310	BRL	10,975,568	10/02/25	(95,881)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	383,238	BRL	2,096,314	10/14/25	$(9,232)
	USD	442,076	BRL	2,483,731	12/17/25	(16,046)
	USD	462,165	CAD	643,716	10/03/25	(441)
	USD	742,877	CAD	1,032,052	12/17/25	(1,440)
	USD	4,169,786	CHF	3,296,294	12/17/25	(9,977)
	USD	33,592	CLP	32,558,136	12/17/25	(271)
	USD	2,038,998	CNH	14,606,794	10/09/25	(11,586)
	USD	1,049,675	CNH	7,478,900	10/10/25	(333)
	USD	2,581,944	CNH	18,375,697	11/18/25	(4,956)
	USD	241,651	CNH	1,715,839	12/17/25	(388)
	USD	305,048	COP	1,267,697,125	12/17/25	(14,894)
	USD	3,200,041	CZK	66,946,567	12/17/25	(34,891)
	USD	3,590,662	EUR	3,090,602	10/02/25	(38,307)
	USD	2,953,498	EUR	2,517,074	10/03/25	(2,220)
	USD	928,062	EUR	792,129	10/10/25	(2,522)
	USD	1,647,876	EUR	1,403,164	10/14/25	(978)
	USD	1,266,409	EUR	1,090,188	10/28/25	(15,848)
	USD	1,045,352	EUR	892,014	11/03/25	(4,124)
	USD	25,398,418	EUR	21,565,669	12/17/25	(35,440)
	USD	286,811	EUR	242,301	03/18/26	(233)
	USD	890,113	GBP	661,891	10/03/25	(80)
	USD	823,000	GBP	618,083	12/17/25	(8,336)
	USD	2,455,771	HUF	833,471,920	12/17/25	(41,244)
	USD	532,000	IDR	8,926,428,000	10/29/25	(2,712)
	USD	1,393,510	ILS	4,755,658	12/17/25	(42,629)
	USD	438,773	JPY	65,011,973	10/03/25	(978)
	USD	2,129,048	JPY	313,140,426	11/25/25	(507)
	USD	386,021	MXN	7,091,541	10/03/25	(1,087)
	USD	386,683	MXN	7,101,294	10/10/25	(660)
	USD	565,274	MXN	10,505,415	10/15/25	(7,419)
	USD	4,623,946	MXN	87,086,076	12/17/25	(91,739)
	USD	349,353	MXN	6,472,619	12/18/25	(1,100)
	USD	229,105	NOK	2,312,273	12/17/25	(2,646)
	USD	1,373,317	NZD	2,372,455	10/03/25	(2,257)
	USD	5,087,574	NZD	8,793,997	11/04/25	(17,807)
	USD	2,289,890	PEN	7,990,114	10/23/25	(9,945)
	USD	1,078,000	PLN	3,935,386	12/17/25	(3,311)
	USD	888,972	RON	3,878,047	12/17/25	(2,663)
	USD	305,572	SEK	2,869,106	12/17/25	(685)
	USD	958,000	SGD	1,238,283	10/03/25	(2,189)
	USD	384,849	TRY	17,481,306	12/17/25	(9,550)
	USD	384,516	TWD	11,703,156	12/17/25	(1,950)
	USD	1,808,478	ZAR	31,932,887	12/17/25	(30,194)

TOTAL						$(1,607,680)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	27	12/19/25	$3,037,500	$ 3,514
2 Year U.S. Treasury Notes	182	12/31/25	37,928,516	21,771
20 Year U.S. Treasury Bonds	214	12/19/25	24,951,063	546,997
5 Year U.S. Treasury Notes	91	12/31/25	9,936,773	(10,392)

Total				$ 561,890

Short position contracts:
Ultra Long U.S. Treasury Bonds	(92)	12/19/25	(11,045,750)	(259,595)

TOTAL FUTURES CONTRACTS				$ 302,295

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	13.750%(a)	01/04/27	BRL	61,370		$(55,916)	$(59,080)	$ 3,164
13.750%(b)	1M BID Average(b)	01/04/27		88,540		80,672	41,711	38,961
2.250(c)	12M CDOR(c)	12/17/27	CAD	1,090	(d)	1,233	3,663	(2,430)
3.500(a)	12M SOFR(a)	12/17/27		$1,260	(d)	(4,927)	(9,586)	4,659
2.000(a)	6M EURO(c)	12/17/27	EUR	3,530	(d)	14,438	7,827	6,611
Mexico Interbank TIIE 28 Days(e)	7.250(e)	03/15/28	MXN	123,220	(d)	29,675	33,460	(3,785)
3M THOR(f)	1.000(f)	03/18/28	THB	195,210	(d)	3,737	(475)	4,212
12M CNRR(f)	1.500(f)	03/18/28	CNY	35,450	(d)	(6,953)	(4,866)	(2,087)
6M PRIBOR(c)	3.750(a)	03/18/28	CZK	134,260	(d)	(6,450)	12,441	(18,891)
2.250(f)	3M KWCDC(f)	03/18/28	KRW	2,261,220	(d)	7,774	2,089	5,685
6M MIBOR(c)	5.500(c)	03/18/28	INR	845,060	(d)	(3,564)	(1,686)	(1,878)
6M BUBOR(c)	6.000(a)	03/18/28	HUF	1,529,130	(d)	(6,514)	1,486	(8,000)
3M JIBAR(f)	6.750(f)	03/18/28	ZAR	5,290	(d)	549	932	(383)
4.500(c)	6M CLICP(c)	03/18/28	CLP	3,184,430	(d)	2,895	(5,295)	8,190
8.500(f)	6M CPIBR(f)	03/18/28	COP	17,802,510	(d)	(5,501)	(24,665)	19,164
3.750(a)	6M WIBOR(c)	03/18/28	PLN	11,010	(d)	8,476	11,997	(3,521)
1M BID Average(a)	13.250(a)	01/02/29	BRL	31,860		(12,211)	(77,634)	65,423
12M SOFR(a)	3.373(a)	11/06/30		$5,520	(d)	(172)	19,051	(19,223)
2.250(a)	6M EURO(c)	12/17/30	EUR	2,550	(d)	22,969	24,877	(1,908)
Mexico Interbank TIIE 28 Days(e)	7.500(e)	03/12/31	MXN	55,830	(d)	16,402	24,814	(8,412)
1.250(f)	6M THOR(f)	03/18/31	THB	148,820	(d)	(21,318)	(14,018)	(7,300)
3M JIBAR(f)	7.250(f)	03/18/31	ZAR	25,070	(d)	7,204	968	6,236
3M CPIBR(f)	8.750(f)	03/18/31	COP	4,473,990	(d)	250	7,951	(7,701)
2.250(a)	6M EURO(c)	12/17/32	EUR	750	(d)	16,381	15,555	826
3.750(a)	12M SOFR(a)	12/17/35		$1,310	(d)	(10,323)	(8,414)	(1,909)
6M EURO(c)	2.500(a)	12/17/35	EUR	420	(d)	(8,891)	(8,481)	(410)
Mexico Interbank TIIE 28 Days(e)	8.000(e)	03/05/36	MXN	31,760	(d)	22,071	26,928	(4,857)
6M WIBOR(c)	4.500(a)	03/18/36	PLN	1,280	(d)	(1,142)	(2,804)	1,662
12M CLICP(c)	5.250(c)	03/18/36	CLP	1,687,320	(d)	(6,130)	8,973	(15,103)
4.000(a)	6M PRIBOR(c)	03/18/36	CZK	18,480	(d)	15,889	3,007	12,882

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M JIBAR(f)	8.500%(f)	03/18/36	ZAR	16,910	(d)	$ 22,074	$ 5,718	$ 16,356
12M CPIBR(f)	9.250(f)	03/18/36	COP	849,870	(d)	(127)	1,264	(1,391)
2.500%(a)	6M EURO(c)	12/17/40	EUR	1,450	(d)	80,316	78,667	1,649
3.977(a)	12M SOFR(a)	11/06/55		$1,460	(d)	(12,992)	(11,017)	(1,975)

TOTAL						$189,874	$105,358	$ 84,516

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Payments made semi-annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(e)	Payments made at monthly.
(f)	Payments made quarterly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Republic of Colombia, 10.375%, 01/28/2033	(1.000)%	1.923%	12/20/30	$1,680	$71,096	$64,973	$6,123

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CNH	BofA Securities LLC	$7.105	11/14/2025	4,252,000	$ 4,252,000	$ 17,068	$ 13,849	$ 3,219
Call USD/Put JPY	BofA Securities LLC	150.000	11/20/2025	6,368,000	6,368,000	37,374	66,278	(28,904)
Call USD/Put MXN	BofA Securities LLC	18.780	11/13/2025	2,126,000	2,126,000	12,222	23,439	(11,217)
Call USD/Put CNH	Citibank NA	7.132	11/26/2025	6,368,000	6,368,000	16,506	19,391	(2,885)
Call USD/Put COP	Deutsche Bank AG	3,957.000	11/24/2025	2,128,000	2,128,000	35,259	29,175	6,084
Call USD/Put JPY	JPMorgan Securities, Inc.	147.150	11/20/2025	4,172,000	4,172,000	56,030	57,365	(1,335)
Call USD/Put CNH	MS & Co. Int. PLC	7.145	10/31/2025	4,183,000	4,183,000	5,283	17,046	(11,763)

				29,597,000	$ 29,597,000	$ 179,742	$ 226,543	$ (46,801)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
Put NZD/Call USD	Barclays Bank PLC	$0.588	10/17/2025	7,173,000	$ 7,173,000	$ 66,607	$ 34,765	$ 31,842
Put NZD/Call USD	Barclays Bank PLC	0.590	10/20/2025	10,719,000	10,719,000	117,488	54,981	62,507
Put NZD/Call USD	Barclays Bank PLC	0.575	10/31/2025	7,317,000	7,317,000	24,600	29,652	(5,052)
Put EUR/Call USD	BNP Paribas SA (London)	1.162	10/09/2025	5,389,000	5,389,000	4,771	49,540	(44,769)
Put NZD/Call USD	BNP Paribas SA (London)	0.584	10/31/2025	7,221,000	7,221,000	55,168	35,036	20,132
Put AUD/Call USD	BofA Securities LLC	0.656	11/10/2025	6,403,000	6,403,000	29,345	43,567	(14,222)
Put EUR/Call USD	BofA Securities LLC	1.169	11/06/2025	5,396,000	5,396,000	34,457	55,470	(21,013)
Put GBP/Call USD	BofA Securities LLC	1.354	10/21/2025	3,115,000	3,115,000	40,595	34,712	5,883
Put AUD/Call NZD	Citibank NA	1.114	10/13/2025	3,194,000	3,194,000	127	127	—
Put AUD/Call USD	Citibank NA	0.647	10/22/2025	2,296,000	2,296,000	2,226	20,231	(18,005)
Put EUR/Call USD	Citibank NA	1.172	10/24/2025	1,741,000	1,741,000	10,539	22,364	(11,825)
Put EUR/Call USD	Citibank NA	1.165	10/30/2025	3,625,000	3,625,000	15,764	23,545	(7,781)
Put EUR/Call USD	Citibank NA	1.173	11/03/2025	5,391,000	5,391,000	41,318	39,328	1,990
Put NZD/Call USD	Citibank NA	0.573	11/06/2025	10,975,000	10,975,000	36,210	48,379	(12,169)
Put EUR/Call USD	Deutsche Bank AG	1.173	10/14/2025	3,619,000	3,619,000	16,328	15,300	1,028
Put EUR/Call USD	Deutsche Bank AG	1.168	10/24/2025	5,438,000	5,438,000	24,536	39,219	(14,683)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.581	10/07/2025	10,683,000	10,683,000	31,010	52,911	(21,901)
Put USD/Call BRL	JPMorgan Securities, Inc.	5.440	10/09/2025	744,000	744,000	15,616	9,412	6,204
Put AUD/Call USD	MS & Co. Int. PLC	0.644	10/29/2025	3,145,000	3,145,000	3,330	27,081	(23,751)
Put EUR/Call USD	UBS AG (London)	1.147	10/24/2025	1,764,000	1,764,000	1,327	17,828	(16,501)

				105,348,000	$105,348,000	$571,362	$ 653,448	$ (82,086)

Total purchased option contracts				134,945,000	$134,945,000	$751,104	$ 879,991	$(128,887)

Written option contracts
Calls
Call AUD/Put NZD	Barclays Bank PLC	1.112	10/06/2025	(3,188,000)	(3,188,000)	(53,746)	(9,228)	(44,518)
Call EUR/Put CZK	Barclays Bank PLC	24.300	10/29/2025	(909,000)	(909,000)	(5,540)	(4,330)	(1,210)
Call EUR/Put CZK	Barclays Bank PLC	24.330	10/30/2025	(907,000)	(907,000)	(4,963)	(4,189)	(774)
Call EUR/Put CHF	BNP Paribas SA (London)	0.932	10/10/2025	(897,000)	(897,000)	(4,031)	(5,824)	1,793
Call EUR/Put GBP	BNP Paribas SA (London)	0.872	10/21/2025	(902,000)	(902,000)	(5,740)	(5,817)	77
Call EUR/Put GBP	BNP Paribas SA (London)	0.874	10/29/2025	(909,000)	(909,000)	(5,362)	(5,512)	150
Call EUR/Put PLN	BNP Paribas SA (London)	4.260	10/20/2025	(899,000)	(899,000)	(5,348)	(4,650)	(698)
Call AUD/Put NZD	BofA Securities LLC	1.114	10/13/2025	(1,597,000)	(1,597,000)	(24,737)	(4,941)	(19,796)
Call AUD/Put NZD	BofA Securities LLC	1.117	10/15/2025	(1,597,000)	(1,597,000)	(22,626)	(4,830)	(17,796)
Call AUD/Put NZD	BofA Securities LLC	1.123	10/21/2025	(1,605,000)	(1,605,000)	(17,033)	(5,655)	(11,378)
Call EUR/Put SEK	BofA Securities LLC	10.995	10/06/2025	(897,000)	(897,000)	(6,004)	(6,149)	145
Call EUR/Put SEK	BofA Securities LLC	10.935	10/10/2025	(899,000)	(899,000)	(11,595)	(6,367)	(5,228)
Call USD/Put CAD	BofA Securities LLC	1.382	10/14/2025	(1,063,000)	(1,063,000)	(7,778)	(5,264)	(2,514)
Call USD/Put CAD	BofA Securities LLC	1.375	10/17/2025	(1,065,000)	(1,065,000)	(12,189)	(5,192)	(6,997)
Call USD/Put CNH	BofA Securities LLC	7.145	10/31/2025	(4,183,000)	(4,183,000)	(5,283)	(4,978)	(305)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put INR	BofA Securities LLC	$ 88.400	10/03/2025	(1,063,000)	$ (1,063,000)	$ (5,596)	$ (3,832)	$ (1,764)
Call USD/Put SGD	BofA Securities LLC	1.280	10/07/2025	(1,046,000)	(1,046,000)	(7,726)	(5,355)	(2,371)
Call AUD/Put NZD	Citibank NA	1.140	10/07/2025	(1,614,000)	(1,614,000)	(2,704)	(2,451)	(253)
Call EUR/Put PLN	Citibank NA	4.250	10/15/2025	(905,000)	(905,000)	(6,437)	(4,852)	(1,585)
Call USD/Put CAD	Citibank NA	1.372	10/01/2025	(1,044,000)	(1,044,000)	(14,554)	(5,714)	(8,840)
Call USD/Put CAD	Citibank NA	1.390	10/28/2025	(1,060,000)	(1,060,000)	(4,542)	(4,876)	334
Call USD/Put CNH	Citibank NA	7.105	11/14/2025	(4,252,000)	(4,252,000)	(17,068)	(20,643)	3,575
Call USD/Put SGD	Citibank NA	1.282	10/21/2025	(1,062,000)	(1,062,000)	(6,776)	(4,705)	(2,071)
Call EUR/Put SEK	Deutsche Bank AG	11.000	10/02/2025	(892,000)	(892,000)	(5,160)	(6,259)	1,099
Call EUR/Put GBP	HSBC Bank PLC	0.874	10/23/2025	(902,000)	(902,000)	(4,898)	(5,636)	738
Call EUR/Put PLN	HSBC Bank PLC	4.263	10/10/2025	(899,000)	(899,000)	(3,745)	(5,049)	1,304
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.125	10/23/2025	(1,611,000)	(1,611,000)	(15,431)	(5,370)	(10,061)
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.936	10/01/2025	(892,000)	(892,000)	(104)	(6,112)	6,008
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.934	10/15/2025	(905,000)	(905,000)	(2,723)	(4,829)	2,106
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.932	10/20/2025	(899,000)	(899,000)	(4,242)	(4,826)	584
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.260	10/23/2025	(902,000)	(902,000)	(5,961)	(4,587)	(1,374)
Call EUR/Put SEK	JPMorgan Securities, Inc.	10.990	10/07/2025	(899,000)	(899,000)	(6,601)	(6,463)	(138)
Call EUR/Put SEK	JPMorgan Securities, Inc.	10.940	10/14/2025	(906,000)	(906,000)	(11,453)	(6,268)	(5,185)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.104	10/21/2025	(1,062,000)	(1,062,000)	(4,128)	(3,356)	(772)
Call USD/Put SGD	JPMorgan Securities, Inc.	1.290	10/29/2025	(1,061,000)	(1,061,000)	(3,461)	(5,135)	1,674
Call AUD/Put NZD	MS & Co. Int. PLC	1.126	10/20/2025	(1,597,000)	(1,597,000)	(14,467)	(6,008)	(8,459)
Call EUR/Put CHF	MS & Co. Int. PLC	0.936	10/07/2025	(899,000)	(899,000)	(951)	(5,899)	4,948
Call EUR/Put GBP	MS & Co. Int. PLC	0.873	10/06/2025	(899,000)	(899,000)	(2,430)	(3,844)	1,414
Call EUR/Put SGD	MS & Co. Int. PLC	1.512	10/09/2025	(906,000)	(906,000)	(3,335)	(3,132)	(203)
Call USD/Put INR	MS & Co. Int. PLC	88.200	10/10/2025	(1,054,000)	(1,054,000)	(8,603)	(4,943)	(3,660)
Call USD/Put INR	MS & Co. Int. PLC	88.830	10/29/2025	(1,061,000)	(1,061,000)	(5,042)	(4,371)	(671)
Call USD/Put JPY	MS & Co. Int. PLC	147.150	11/20/2025	(4,172,000)	(4,172,000)	(56,030)	(60,327)	4,297
Call EUR/Put GBP	Royal Bank of Canada (UK)	0.873	10/10/2025	(902,000)	(902,000)	(3,257)	(3,855)	598
Call AUD/Put NZD	UBS AG (London)	1.126	10/14/2025	(1,597,000)	(1,597,000)	(14,367)	(5,684)	(8,683)
Call EUR/Put SEK	UBS AG (London)	11.045	10/22/2025	(899,000)	(899,000)	(5,333)	(6,242)	909

				(59,379,000)	$ (59,379,000)	$(439,100)	$(303,549)	$(135,551)

Puts
Put AUD/Call NZD	Barclays Bank PLC	1.112	10/06/2025	(3,188,000)	(3,188,000)	—	(9,228)	9,228
Put EUR/Call CZK	Barclays Bank PLC	24.300	10/29/2025	(909,000)	(909,000)	(2,671)	(4,330)	1,659
Put EUR/Call CZK	Barclays Bank PLC	24.330	10/30/2025	(907,000)	(907,000)	(3,288)	(4,189)	901
Put NZD/Call USD	Barclays Bank PLC	0.581	10/07/2025	(10,683,000)	(10,683,000)	(31,011)	(17,615)	(13,396)
Put NZD/Call USD	Barclays Bank PLC	0.584	10/31/2025	(7,221,000)	(7,221,000)	(55,168)	(62,355)	7,187

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call CHF	BNP Paribas SA (London)	$ 0.932	10/10/2025	(897,000)	$ (897,000)	$ (1,414)	$ (5,824)	$ 4,410
Put EUR/Call GBP	BNP Paribas SA (London)	0.872	10/21/2025	(902,000)	(902,000)	(2,856)	(5,817)	2,961
Put EUR/Call GBP	BNP Paribas SA (London)	0.874	10/29/2025	(909,000)	(909,000)	(5,043)	(5,512)	469
Put EUR/Call PLN	BNP Paribas SA (London)	4.260	10/20/2025	(899,000)	(899,000)	(2,065)	(4,650)	2,585
Put EUR/Call USD	BNP Paribas SA (London)	1.147	10/24/2025	(1,764,000)	(1,764,000)	(1,328)	(17,671)	16,343
Put NZD/Call USD	BNP Paribas SA (London)	0.588	10/17/2025	(7,173,000)	(7,173,000)	(66,607)	(39,391)	(27,216)
Put AUD/Call NZD	BofA Securities LLC	1.114	10/13/2025	(1,597,000)	(1,597,000)	(62)	(4,941)	4,879
Put AUD/Call NZD	BofA Securities LLC	1.117	10/15/2025	(1,597,000)	(1,597,000)	(141)	(4,830)	4,689
Put AUD/Call NZD	BofA Securities LLC	1.123	10/21/2025	(1,605,000)	(1,605,000)	(651)	(5,655)	5,004
Put AUD/Call USD	BofA Securities LLC	0.647	10/22/2025	(2,296,000)	(2,296,000)	(2,226)	(6,185)	3,959
Put AUD/Call USD	BofA Securities LLC	0.644	10/29/2025	(3,145,000)	(3,145,000)	(3,330)	(8,001)	4,671
Put EUR/Call SEK	BofA Securities LLC	10.995	10/06/2025	(897,000)	(897,000)	(547)	(6,149)	5,602
Put EUR/Call SEK	BofA Securities LLC	10.935	10/10/2025	(899,000)	(899,000)	(433)	(6,367)	5,934
Put EUR/Call USD	BofA Securities LLC	1.168	10/24/2025	(5,438,000)	(5,438,000)	(24,536)	(20,534)	(4,002)
Put GBP/Call USD	BofA Securities LLC	1.329	10/21/2025	(3,894,000)	(3,894,000)	(10,322)	(15,179)	4,857
Put USD/Call CAD	BofA Securities LLC	1.382	10/14/2025	(1,063,000)	(1,063,000)	(885)	(5,264)	4,379
Put USD/Call CAD	BofA Securities LLC	1.375	10/17/2025	(1,065,000)	(1,065,000)	(575)	(5,192)	4,617
Put USD/Call INR	BofA Securities LLC	88.400	10/03/2025	(1,063,000)	(1,063,000)	(182)	(3,832)	3,650
Put USD/Call SGD	BofA Securities LLC	1.280	10/07/2025	(1,046,000)	(1,046,000)	(306)	(5,355)	5,049
Put AUD/Call NZD	Citibank NA	1.140	10/07/2025	(1,614,000)	(1,614,000)	(1,701)	(2,264)	563
Put EUR/Call PLN	Citibank NA	4.250	10/15/2025	(905,000)	(905,000)	(1,041)	(4,852)	3,811
Put NZD/Call USD	Citibank NA	0.590	10/20/2025	(10,719,000)	(10,719,000)	(117,488)	(75,088)	(42,400)
Put USD/Call CAD	Citibank NA	1.372	10/01/2025	(1,044,000)	(1,044,000)	—	(5,714)	5,714
Put USD/Call CAD	Citibank NA	1.390	10/28/2025	(1,060,000)	(1,060,000)	(4,846)	(4,876)	30
Put USD/Call SGD	Citibank NA	1.282	10/21/2025	(1,062,000)	(1,062,000)	(2,053)	(4,705)	2,652
Put EUR/Call SEK	Deutsche Bank AG	11.000	10/02/2025	(892,000)	(892,000)	(194)	(5,975)	5,781
Put EUR/Call USD	Deutsche Bank AG	1.162	10/09/2025	(5,389,000)	(5,389,000)	(4,771)	(19,253)	14,482
Put EUR/Call GBP	HSBC Bank PLC	0.874	10/23/2025	(902,000)	(902,000)	(4,205)	(5,636)	1,431
Put EUR/Call PLN	HSBC Bank PLC	4.263	10/10/2025	(899,000)	(899,000)	(1,708)	(5,049)	3,341
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.125	10/23/2025	(1,611,000)	(1,611,000)	(992)	(5,370)	4,378
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.936	10/01/2025	(892,000)	(892,000)	(1,853)	(6,112)	4,259
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.934	10/15/2025	(905,000)	(905,000)	(3,116)	(4,829)	1,713
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.932	10/20/2025	(899,000)	(899,000)	(2,687)	(4,826)	2,139
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.260	10/23/2025	(902,000)	(902,000)	(2,285)	(4,587)	2,302
Put EUR/Call SEK	JPMorgan Securities, Inc.	10.990	10/07/2025	(899,000)	(899,000)	(662)	(6,463)	5,801
Put EUR/Call SEK	JPMorgan Securities, Inc.	10.940	10/14/2025	(906,000)	(906,000)	(696)	(6,268)	5,572

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put USD/Call CNH	JPMorgan Securities, Inc.	$ 7.104	10/21/2025	(1,062,000)	$ (1,062,000)	$ (1,571)	$ (3,356)	$ 1,785
Put USD/Call SGD	JPMorgan Securities, Inc.	1.290	10/29/2025	(1,061,000)	(1,061,000)	(5,978)	(5,135)	(843)
Put AUD/Call NZD	MS & Co. Int. PLC	1.126	10/20/2025	(1,597,000)	(1,597,000)	(911)	(6,008)	5,097
Put EUR/Call CHF	MS & Co. Int. PLC	0.936	10/07/2025	(899,000)	(899,000)	(3,095)	(5,899)	2,804
Put EUR/Call GBP	MS & Co. Int. PLC	0.873	10/06/2025	(899,000)	(899,000)	(1,625)	(3,844)	2,219
Put EUR/Call SGD	MS & Co. Int. PLC	1.512	10/09/2025	(906,000)	(906,000)	(2,005)	(3,132)	1,127
Put USD/Call BRL	MS & Co. Int. PLC	5.440	10/09/2025	(744,000)	(744,000)	(15,617)	(7,734)	(7,883)
Put USD/Call INR	MS & Co. Int. PLC	88.200	10/10/2025	(1,054,000)	(1,054,000)	(380)	(4,943)	4,563
Put USD/Call INR	MS & Co. Int. PLC	88.830	10/29/2025	(1,061,000)	(1,061,000)	(3,227)	(4,371)	1,144
Put EUR/Call GBP	Royal Bank of Canada (UK)	0.873	10/10/2025	(902,000)	(902,000)	(2,709)	(3,855)	1,146
Put AUD/Call NZD	UBS AG (London)	1.126	10/14/2025	(1,597,000)	(1,597,000)	(639)	(5,684)	5,045
Put EUR/Call SEK	UBS AG (London)	11.045	10/22/2025	(899,000)	(899,000)	(4,716)	(6,242)	1,526
Put EUR/Call USD	UBS AG (London)	1.172	10/24/2025	(1,741,000)	(1,741,000)	(10,538)	(39,023)	28,485

				(106,979,000)	$(106,979,000)	$(418,956)	$(545,159)	$ 126,203

Total written option contracts				(166,358,000)	$(166,358,000)	$(858,056)	$(848,708)	$ (9,348)

TOTAL				(31,413,000)	$ (31,413,000)	$(106,952)	$ 31,283	$(138,235)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peru Nuevo Sol
PLN	—Polish Zloty
RON	—Romania New Leu
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
UZS	—Uzbekistan Som
ZAR	—South African Rand

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
WR	—Withdrawn Rating

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 90.8%

Advertising – 0.5%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
	$3,680,000	7.875%		04/01/30	$3,864,552
	1,502,000	7.125		02/15/31	1,554,525
	1,665,000	7.500		03/15/33	1,742,772
Clear Channel Outdoor Holdings, Inc.(a)(b)(c) (CCC/Caa3)
	1,610,000	7.750		04/15/28	1,607,730
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B/B2)
	2,809,000	4.250		01/15/29	2,699,112

					11,468,691

Aerospace & Defense – 1.7%
Bombardier, Inc.(a)(b) (BB-/B1)
	3,170,000	7.000		06/01/32	3,317,278
	3,505,000	6.750		06/15/33	3,658,169
Moog, Inc.(a)(b) (BB/Ba3)
	3,362,000	4.250		12/15/27	3,311,267
Spirit AeroSystems, Inc.(a) (CCC+/Caa1)
	5,880,000	4.600		06/15/28	5,875,296
TransDigm, Inc.(a) (B/B3)
	3,950,000	4.625		01/15/29	3,869,380
	9,818,000	4.875		05/01/29	9,671,614
TransDigm, Inc.(a)(b) (BB-/Ba3)
	2,859,000	6.750		08/15/28	2,916,866
	1,820,000	6.375		03/01/29	1,861,642
	5,810,000	6.875		12/15/30	6,021,077

					40,502,589

Airlines – 0.9%
American Airlines, Inc.(a)(b) (BB-/Ba2)
	7,339,000	7.250		02/15/28	7,513,668
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) (NR/Ba1)
	656,250	5.500		04/20/26	656,578
OneSky Flight LLC(a)(b) (B+/B3)
	2,550,000	8.875		12/15/29	2,697,186
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B/B3)
	3,450,000	7.875		05/01/27	3,505,304
	3,852,000	9.500	(c)	06/01/28	4,010,972
	3,360,000	6.375	(c)	02/01/30	3,275,899

					21,659,607

Apparel(a)(b) – 0.4%
Beach Acquisition Bidco LLC (d) (B+/Caa1) (PIK 10.750%, Cash 10.000%)
	3,980,000	10.000		07/15/33	4,299,037
Beach Acquisition Bidco LLC (NR/Ba3)
EUR	1,094,000	5.250		07/15/32	1,316,522
Champ Acquisition Corp. (B/B2)
	$4,695,000	8.375		12/01/31	4,999,940

					10,615,499

Automotive – 2.1%
Allison Transmission, Inc.(a)(b) (NR/Ba2)
	3,463,000	3.750		01/30/31	3,198,912

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Automotive – (continued)
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (B/Caa1)
	$1,205,000	6.750%	09/15/32	$1,231,582
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (BB-/B2)
	5,545,000	6.750	05/15/28	5,669,596
	3,225,000	6.750	02/15/30	3,334,134
Dana, Inc.(a) (BB-/B1)
	5,373,000	5.375	11/15/27	5,370,045
	2,500,000	5.625	06/15/28	2,499,700
Grupo Antolin-Irausa SA(a) (B-/B3)
EUR	2,391,000	10.375	01/30/30	2,133,438
IHO Verwaltungs GmbH(a)(b)(d) (BB-/Ba2)
(PIK 7.125%, Cash 6.375%)
	$3,305,000	6.375	05/15/29	3,326,450
(PIK 9.500%, Cash 8.750%)
EUR	970,000	8.750	05/15/28	1,191,830
Nissan Motor Acceptance Co. LLC(a)(b) (NR/Ba2)
	$11,920,000	6.125	09/30/30	11,925,602
Qnity Electronics, Inc.(a)(b) (BB/B1)
	890,000	6.250	08/15/33	909,829
Qnity Electronics, Inc.(a)(b) (BB+/Ba1)
	1,805,000	5.750	08/15/32	1,820,685
ZF Europe Finance BV(a) (BB-/Ba2)
EUR	3,100,000	4.750	01/31/29	3,576,047
ZF North America Capital, Inc.(a)(b) (BB-/Ba2)
	$2,310,000	6.875	04/14/28	2,338,621
	2,020,000	6.750	04/23/30	1,971,621

				50,498,092

Banks – 2.7%
Banco Mercantil del Norte SA (a)(b)(c)(e) (BB-/Ba2) (5 yr. CMT + 4.643%)
	5,200,000	5.875	01/24/27	5,161,416
Barclays PLC(a)(e) (BB-/Ba1)
(5 yr. CMT + 5.431%)
	7,000,000	8.000	03/15/29	7,429,450
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.688%)
	1,670,000	7.625	03/15/35	1,768,630
Citigroup, Inc.(a)(e) (BB+/Ba1) (5 yr. CMT + 3.417%)
	2,840,000	3.875	02/18/26	2,813,077
Commerzbank AG(a)(e) (BB/Ba1) (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
	4,400,000	7.500	10/09/30	4,613,752
JPMorgan Chase & Co.(a)(e) (BBB/Baa2) (5 yr. CMT + 2.152%)
	5,580,000	6.500	12/31/99	5,777,867
NatWest Group PLC(a)(e) (NR/Baa3) (5 yr. U.K. Government Bond + 3.294%)
GBP	1,828,000	7.500	02/28/32	2,501,377
PNC Financial Services Group, Inc.(a)(e) (BBB-/Baa2) (5 yr. CMT + 3.238%)
	$4,462,000	6.200	09/15/27	4,536,426
Toronto-Dominion Bank(a)(e) (BBB-/Baa2) (5 yr. CMT + 4.075%)
	1,475,000	8.125	10/31/82	1,558,190
U.S. Bancorp(a)(e) (BBB/Baa2) (5 yr. CMT + 2.541%)
	5,025,000	3.700	01/15/27	4,863,798

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
UBS Group AG(a)(b)(e) (BB/Baa3)
(5 yr. CMT + 4.745%)
	$3,914,000	9.250%	11/13/28	$4,307,474
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.122%)
	3,591,000	6.600	08/05/30	3,608,452
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.296%)
	1,636,000	7.000	02/05/35	1,668,000
UBS Group AG(a)(b)(e) (BB/NR) (5 yr. CMT + 3.098%)
	3,565,000	3.875	06/02/26	3,517,728
UniCredit SpA(a)(b)(e) (BBB-/Ba1) (5 yr. CMT + 4.750%)
	3,415,000	5.459	06/30/35	3,433,578
Walker & Dunlop, Inc.(a)(b) (BB/Ba2)
	1,870,000	6.625	04/01/33	1,924,155
Wells Fargo & Co.(a)(e) (BB+/Baa2)
(5 yr. CMT + 2.767%)
	2,525,000	6.850	12/31/99	2,656,679
(5 yr. CMT + 3.606%)
	2,040,000	7.625	09/15/28	2,186,982

				64,327,031

Beverages(a) – 0.2%
Marston’s Issuer PLC(e) (BB+/NR) (Sterling Overnight Index Average + 1.569%)
GBP	80,000	5.177	07/15/32	104,347
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b) (BB/Ba3)
	$3,655,000	4.375	04/30/29	3,543,888

				3,648,235

Building Materials – 1.9%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
	5,735,000	5.000	03/01/30	5,679,715
	2,455,000	6.750	05/15/35	2,567,734
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(a)(b) (BB-/B2)
	4,460,000	6.625	12/15/30	4,588,314
James Hardie International Finance DAC(a)(b) (BB/Ba1)
	5,675,000	5.000	01/15/28	5,638,226
Masterbrand, Inc.(a)(b) (BB/Ba3)
	2,105,000	7.000	07/15/32	2,178,486
Quikrete Holdings, Inc.(a)(b) (B+/B2)
	3,120,000	6.750	03/01/33	3,242,366
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
	2,870,000	6.375	03/01/32	2,973,578
Smyrna Ready Mix Concrete LLC(a)(b) (B+/B1)
	7,505,000	6.000	11/01/28	7,506,426
	3,320,000	8.875	11/15/31	3,506,949
Standard Building Solutions, Inc.(a)(b) (BB+/Ba3)
	5,695,000	6.500	08/15/32	5,846,943
Standard Industries, Inc.(a)(b) (BB+/Ba3)
	1,360,000	4.750	01/15/28	1,348,807

				45,077,544

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods(a)(b) – 0.1%
Cirsa Finance International SARL (BB-/B1)
EUR	1,836,000	10.375%		11/30/27	$2,226,302

Chemicals – 3.8%
Ashland, Inc.(a)(b) (BB+/Ba1)
	$2,590,000	3.375		09/01/31	2,296,268
Avient Corp.(a)(b) (BB-/Ba3)
	2,945,000	7.125		08/01/30	3,022,660
	1,050,000	6.250		11/01/31	1,066,212
Axalta Coating Systems LLC(a)(b) (BB/Ba3)
	3,055,000	3.375		02/15/29	2,897,209
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)(b) (BB/Ba3)
	3,550,000	4.750		06/15/27	3,533,457
Celanese U.S. Holdings LLC(a) (BB+/Ba1)
	2,110,000	6.665		07/15/27	2,163,974
	1,065,000	6.500		04/15/30	1,072,136
	3,268,000	7.050		11/15/30	3,372,119
	1,505,000	6.750	(c)	04/15/33	1,498,288
Chemours Co.(a)(b) (BB-/B1)
	3,221,000	5.750		11/15/28	3,144,211
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(a)(b) (B-/Caa1)
	3,295,000	9.000		07/01/28	3,305,544
Ingevity Corp.(a)(b) (NR/Ba3)
	3,261,000	3.875		11/01/28	3,133,560
Inversion Escrow Issuer LLC(a)(b) (B-/B3)
	5,320,000	6.750		08/01/32	5,243,977
Methanex U.S. Operations, Inc.(a)(b) (BB/Ba2)
	2,145,000	6.250		03/15/32	2,182,495
Minerals Technologies, Inc.(a)(b) (BB-/Ba3)
	3,786,000	5.000		07/01/28	3,734,018
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
EUR	750,000	3.875		10/01/28	877,236
	$7,560,000	4.250		10/01/28	7,270,528
	4,480,000	9.750		11/15/28	4,700,774
	6,765,000	7.250		02/15/33	6,768,924
Olympus Water U.S. Holding Corp.(a)(b)(c) (CCC+/Caa2)
	312,000	6.250		10/01/29	302,780
SCIL IV LLC/SCIL USA Holdings LLC(a)(b) (BB-/B1)
	3,139,000	5.375		11/01/26	3,130,870
SNF Group SACA(a)(b) (BB+/Ba1)
	3,055,000	3.125	(c)	03/15/27	2,980,580
	4,285,000	3.375		03/15/30	3,975,280
Solstice Advanced Materials, Inc.(a)(b) (BB+/Ba2)
	5,753,000	5.625		09/30/33	5,768,936
Tronox, Inc.(a)(b)(c) (B/Caa1)
	1,661,000	4.625		03/15/29	1,084,367
Valvoline, Inc.(a)(b) (B+/Ba3)
	2,156,000	3.625		06/15/31	1,974,659
WR Grace Holdings LLC(a)(b) (B-/B2)
	2,116,000	4.875		06/15/27	2,103,367
	2,890,000	7.375		03/01/31	2,945,170
WR Grace Holdings LLC(a)(b) (CCC/Caa2)
	5,915,000	5.625		08/15/29	5,503,020

					91,052,619

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – 3.7%
ADT Security Corp.(a)(b) (BB/Ba3)
	$5,036,000	4.125%		08/01/29	$4,871,121
Allied Universal Holdco LLC(a)(b) (B/B3)
	3,296,000	7.875		02/15/31	3,457,603
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b) (B/B3)
	1,140,000	6.875		06/15/30	1,172,342
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b)(c) (CCC+/Caa2)
	3,747,000	6.000		06/01/29	3,684,313
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (B/B3)
	7,583,000	4.625	%(a)(b)	06/01/28	7,439,869
APi Group DE, Inc.(a)(b) (B+/B1)
	7,053,000	4.125		07/15/29	6,814,679
	2,639,000	4.750		10/15/29	2,594,902
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b) (B+/B1)
	1,505,000	8.250		01/15/30	1,560,760
	660,000	8.375		06/15/32	691,462
Avis Budget Finance PLC(a) (B+/B1)
EUR	1,990,000	7.250		07/31/30	2,409,419
Belron U.K. Finance PLC(a)(b) (BB-/Ba3)
	$5,551,000	5.750		10/15/29	5,622,663
Brink’s Co.(a)(b) (BB/Ba3)
	2,265,000	4.625		10/15/27	2,247,401
Garda World Security Corp.(a)(b) (B/B1)
	2,652,000	7.750		02/15/28	2,723,524
Garda World Security Corp.(a)(b) (CCC+/Caa2)
	1,795,000	8.250		08/01/32	1,862,151
	2,370,000	8.375		11/15/32	2,462,027
Herc Holdings, Inc.(a)(b) (BB-/Ba3)
	2,705,000	7.000		06/15/30	2,810,008
Hertz Corp.(a)(b)(c) (B/Ba3)
	5,704,000	12.625		07/15/29	6,045,442
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
	6,815,000	6.500		05/15/29	6,783,719
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)(b) (B/B2)
	3,765,000	4.000		06/15/29	3,519,221
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (B+/B2)
	3,268,000	6.250		01/15/28	3,268,719
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (BB/Ba3)
	5,038,000	3.375		08/31/27	4,896,533
PROG Holdings, Inc.(a)(b) (BB-/B1)
	3,013,000	6.000		11/15/29	2,960,845
TriNet Group, Inc.(a)(b) (BB/Ba2)
	3,531,000	3.500		03/01/29	3,311,690
	1,355,000	7.125		08/15/31	1,398,265
Verisure Midholding AB (B-/B3)
EUR	1,475,000	5.250%		02/15/29	1,741,665
Veritiv Operating Co.(a)(b) (B+/B2)
	$175,000	10.500		11/30/30	187,828

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
VT Topco, Inc.(a)(b) (B/B2)
$1,692,000	8.500%	08/15/30	$1,728,192
Williams Scotsman, Inc.(a)(b) (BB-/B2)
965,000	6.625	04/15/30	992,975

			89,259,338

Computers – 1.7%
Ahead DB Holdings LLC(a)(b) (CCC+/Caa1)
11,079,000	6.625	05/01/28	11,088,528
CACI International, Inc.(a)(b) (BB-/Ba2)
1,645,000	6.375	06/15/33	1,698,676
Diebold Nixdorf, Inc.(a)(b) (B+/B2)
4,085,000	7.750	03/31/30	4,325,525
McAfee Corp.(a)(b)(c) (CCC+/Caa1)
13,442,000	7.375	02/15/30	12,489,097
Seagate Data Storage Technology Pte. Ltd.(a)(b) (BB/Ba3)
1,405,000	8.250	12/15/29	1,488,232
2,834,000	9.625	12/01/32	3,213,359
Virtusa Corp.(a)(b) (B-/Caa1)
5,598,000	7.125	12/15/28	5,475,292

			39,778,709

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co. (B+/Ba3)
565,000	6.125	09/30/32	569,271

Distribution & Wholesale(a)(b)(c) – 0.5%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
11,554,000	3.875	11/15/29	10,956,543

Diversified Financial Services – 6.2%
AG Issuer LLC(a)(b) (B/B1)
3,279,000	6.250	03/01/28	3,285,591
Ally Financial, Inc.(a)(e) (BB-/Ba2) (5 yr. CMT + 3.868%)
6,725,000	4.700	05/15/26	6,546,115
Ally Financial, Inc.(a) (BB+/Baa3)
2,886,000	5.750	11/20/25	2,886,087
American Express Co.(a)(e) (BBB-/Baa2) (5 yr. CMT + 2.854%)
4,720,000	3.550	09/15/26	4,626,025
Capital One Financial Corp.(a)(e) (BB/Baa3) (5 yr. CMT + 3.157%)
2,310,000	3.950	12/31/99	2,272,924
Charles Schwab Corp.(a)(e) (BBB-/Baa2) (3 mo. USD LIBOR + 2.575%)
3,660,000	5.000	12/31/99	3,596,499
Credit Acceptance Corp.(a)(b) (BB/Ba3)
7,380,000	6.625	03/15/30	7,392,029
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
3,232,000	9.250	02/01/29	3,408,370
1,625,000	8.375	04/01/32	1,702,756
4,315,000	7.875	04/01/33	4,447,729
goeasy Ltd.(a)(b) (BB-/Ba3)
5,940,000	6.875	02/15/31	5,775,284
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
4,601,000	7.125	04/30/31	4,828,980
7,820,000	6.125	11/01/32	7,940,037

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b) (B+/B2)
$4,348,000	5.000%	08/15/28	$4,203,125
Midcap Financial Issuer Trust(a)(b) (B+/B1)
5,632,000	6.500	05/01/28	5,593,928
3,631,000	5.625	01/15/30	3,427,374
Navient Corp.(a) (BB-/Ba3)
3,115,000	5.000	03/15/27	3,102,976
4,495,000	5.500	03/15/29	4,407,797
OneMain Finance Corp.(a) (BB/Ba2)
1,613,000	3.500	01/15/27	1,576,272
2,195,000	6.625	05/15/29	2,258,940
3,740,000	7.875	03/15/30	3,956,097
4,345,000	6.125	05/15/30	4,410,392
2,494,000	4.000	09/15/30	2,318,397
6,990,000	7.500	05/15/31	7,313,148
1,805,000	7.125	09/15/32	1,865,720
Osaic Holdings, Inc.(a)(b) (B/B1)
97,000	6.750	08/01/32	100,065
Osaic Holdings, Inc.(a)(b) (CCC+/Caa1)
98,000	8.000	08/01/33	101,605
PennyMac Financial Services, Inc.(a)(b) (B+/Ba3)
2,985,000	6.875	05/15/32	3,094,221
1,675,000	6.750	02/15/34	1,709,321
Rocket Cos., Inc.(a)(b) (BB/Ba1)
5,660,000	6.125	08/01/30	5,810,556
4,855,000	6.375	08/01/33	5,015,264
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b) (BB/Ba1)
6,243,000	4.000	10/15/33	5,703,667
SLM Corp.(a) (BB+/Ba1)
1,720,000	6.500	01/31/30	1,792,894
Stonex Escrow Issuer LLC(a)(b) (BB-/Ba3)
1,800,000	6.875	07/15/32	1,854,090
StoneX Group, Inc.(a)(b) (BB-/Ba3)
3,105,000	7.875	03/01/31	3,274,471
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
4,031,000	5.500	04/15/29	3,982,306
UWM Holdings LLC(a)(b) (NR/Ba3)
3,655,000	6.625	02/01/30	3,718,268
4,028,000	6.250	03/15/31	4,009,511
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
5,395,000	7.500	06/15/31	5,579,887

			148,888,718

Electrical – 1.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b) (BB-/NR)
3,305,000	6.375	02/15/32	3,386,237
Duke Energy Corp. (BBB/Baa2)
2,045,000	4.125	04/15/26	2,195,308
Lightning Power LLC(a)(b) (BB/Ba3)
5,288,000	7.250	08/15/32	5,601,208
NRG Energy, Inc.(a)(b) (BB/Ba2)
11,230,000	5.750	07/15/29	11,243,925
3,100,000	6.000	01/15/36	3,101,395

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Pike Corp.(a)(b) (B/B3)
	$3,697,000	5.500%		09/01/28	$3,686,131
	4,888,000	8.625		01/31/31	5,245,606

					34,459,810

Electrical Components & Equipment(a)(b) – 0.0%
WESCO Distribution, Inc. (BB/Ba3)
	735,000	6.375		03/15/33	761,835

Electronics – 0.9%
Atkore, Inc.(a)(b) (BB+/Ba2)
	6,055,000	4.250		06/01/31	5,648,952
Coherent Corp.(a)(b) (B+/B1)
	2,979,000	5.000		12/15/29	2,940,064
Imola Merger Corp.(a)(b) (BB/Ba3)
	4,596,000	4.750		05/15/29	4,472,827
Sensata Technologies BV(a)(b) (BB+/Ba2)
	1,335,000	4.000		04/15/29	1,282,027
	3,474,000	5.875		09/01/30	3,499,360
Sensata Technologies, Inc.(a)(b) (BB+/Ba2)
	3,749,000	4.375		02/15/30	3,625,246

					21,468,476

Engineering & Construction – 1.0%
AECOM(a)(b) (BB/Ba2)
	5,714,000	6.000		08/01/33	5,843,936
Dycom Industries, Inc.(a)(b) (BB+/Ba3)
	5,174,000	4.500		04/15/29	5,052,514
Global Infrastructure Solutions, Inc.(a)(b) (BB/B1)
	6,523,000	5.625		06/01/29	6,433,309
	5,556,000	7.500		04/15/32	5,862,191
Kier Group PLC(a) (BB/NR)
GBP	1,155,000	9.000		02/15/29	1,639,322

					24,831,272

Entertainment – 3.7%
AMC Entertainment Holdings, Inc.(a)(b)(c) (CCC+/Caa3)
	$2,151,000	7.500		02/15/29	1,859,798
Banijay Entertainment SAS(a)(b) (B+/B2)
	2,890,000	8.125		05/01/29	3,006,640
Boyne USA, Inc.(a)(b) (B/B1)
	4,018,000	4.750		05/15/29	3,942,421
Brightstar Lottery PLC(a)(b) (BB+/Ba1)
	3,466,000	5.250		01/15/29	3,449,398
Caesars Entertainment, Inc.(a)(b) (B-/B3)
	7,991,000	4.625		10/15/29	7,639,476
	8,245,000	6.000	(c)	10/15/32	8,119,346
Cinemark USA, Inc.(a)(b) (BB/B2)
	4,650,000	5.250		07/15/28	4,628,982
CPUK Finance Ltd.(a) (B/NR)
GBP	1,000,000	7.875		08/28/29	1,405,891
Light & Wonder International, Inc.(a)(b) (B+/B2)
	$1,660,000	7.500		09/01/31	1,727,794
	2,689,000	6.250		10/01/33	2,693,222
Live Nation Entertainment, Inc.(a)(b) (BB/Ba1)
	3,451,000	3.750		01/15/28	3,369,142

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Entertainment – (continued)
Merlin Entertainments Group U.S. Holdings, Inc.(a)(b) (B-/B2)
	$297,000	7.375%		02/15/31	$254,847
Penn Entertainment, Inc.(a)(b) (B-/B3)
	3,210,000	5.625		01/15/27	3,209,037
	1,750,000	4.125	(c)	07/01/29	1,640,608
Pinewood Finco PLC(a)(b) (BB+/NR)
GBP	2,988,000	6.000		03/27/30	4,042,028
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)(b) (CCC/Caa1)
	$4,764,000	5.625		09/01/29	2,544,167
Resorts World Las Vegas LLC/RWLV Capital, Inc. (BB+/NR)
	7,800,000	8.450	%(a)(b)	07/27/30	7,922,304
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
	5,027,000	6.625		02/01/33	5,119,949
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.(a)(b) (B+/B1)
	1,920,000	6.250		10/15/30	1,937,741
SeaWorld Parks & Entertainment, Inc.(a)(b) (B+/B2)
	6,035,000	5.250		08/15/29	5,942,001
Vail Resorts, Inc.(a)(b) (BB-/Ba3)
	2,425,000	5.625		07/15/30	2,441,005
Warnermedia Holdings, Inc.(a) (BB/Ba2)
	4,430,000	4.279		03/15/32	4,061,468
	4,330,000	5.050		03/15/42	3,454,517
	4,560,000	5.141		03/15/52	3,396,926

					87,808,708

Environmental – 1.5%
GFL Environmental, Inc.(a)(b) (BB/Ba3)
	2,451,000	4.000		08/01/28	2,393,034
	3,580,000	4.375		08/15/29	3,491,574
Luna 1.5 SARL(a)(b)(d) (B-/B3)
	9,550,000	12.000		07/01/32	9,882,245
Luna 2 5SARL(a)(b) (B+/B1)
EUR	1,408,000	5.500		07/01/32	1,683,215
Madison IAQ LLC(a)(b)(c) (CCC+/Caa1)
	$13,694,000	5.875		06/30/29	13,529,261
Waste Pro USA, Inc.(a)(b) (B-/B3)
	5,505,000	7.000		02/01/33	5,717,933

					36,697,262

Food & Drug Retailing – 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b) (BB+/Ba2)
	302,000	4.625		01/15/27	300,381
	4,144,000	3.500		03/15/29	3,939,659
	5,840,000	4.875		02/15/30	5,741,363
	2,465,000	6.250		03/15/33	2,524,259
Boparan Finance PLC(a)(b) (B/B3)
GBP	2,318,000	9.375		11/07/29	3,255,270
Chobani Holdco II LLC (a)(b)(d) (CCC+/Caa1) (PIK 9.500%, Cash 8.750%)
	$3,364,076	8.750		10/01/29	3,564,979

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – (continued)
Fiesta Purchaser, Inc.(a)(b)(c) (CCC+/Caa2)
	$4,254,000	9.625%		09/15/32	$4,604,274
Flora Food Management BV(a) (B/B2)
EUR	2,492,000	6.875		07/02/29	2,925,734
Iceland Bondco PLC(a)(b) (B/B2)
GBP	1,063,239	10.875		12/15/27	1,512,729
New Albertsons LP (BB+/WR)
	$3,100,000	7.450		08/01/29	3,330,020
Performance Food Group, Inc.(a)(b) (BB/B1)
	6,925,000	4.250		08/01/29	6,729,577
Post Holdings, Inc.(a)(b) (B+/B2)
	6,473,000	5.500		12/15/29	6,458,630
	4,405,000	4.625		04/15/30	4,248,226
	4,242,000	6.375		03/01/33	4,287,686
Post Holdings, Inc.(a)(b) (BB/Ba1)
	980,000	6.250		02/15/32	1,007,322
United Natural Foods, Inc.(a)(b) (CCC+/Caa2)
	4,160,000	6.750		10/15/28	4,153,968

					58,584,077

Gaming(a) – 0.3%
MGM Resorts International (BB-/B1)
	5,930,000	5.500		04/15/27	5,967,478

Gas(a) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/B2)
	3,916,000	5.750		05/20/27	3,915,021

Healthcare Providers & Services – 3.1%
CHS/Community Health Systems, Inc.(a)(b)(c) (CCC-/Caa3)
	6,449,000	6.875		04/15/29	5,128,309
DaVita, Inc.(a)(b) (BB-/Ba3)
	3,732,000	3.750		02/15/31	3,418,624
	1,970,000	6.875		09/01/32	2,036,862
	3,290,000	6.750		07/15/33	3,392,187
Global Medical Response, Inc.(a)(b) (B/B2)
	5,662,000	7.375		10/01/32	5,829,029
HAH Group Holding Co. LLC(a)(b) (B-/B3)
	2,572,000	9.750		10/01/31	2,443,631
Insulet Corp.(a)(b) (B+/B2)
	780,000	6.500		04/01/33	810,818
LifePoint Health, Inc.(a)(b) (B/B2)
	2,800,000	11.000		10/15/30	3,086,552
LifePoint Health, Inc.(a)(b) (CCC+/Caa1)
	3,825,000	5.375		01/15/29	3,660,066
Medline Borrower LP(a)(b) (B/B3)
	4,038,000	5.250		10/01/29	4,004,485
Medline Borrower LP(a)(b) (BB-/Ba3)
	5,911,000	3.875		04/01/29	5,704,115
Molina Healthcare, Inc.(a)(b) (BB/Ba2)
	2,890,000	6.250		01/15/33	2,922,484
MPH Acquisition Holdings LLC(a)(b) (B-/Caa1)
	480,554	5.750		12/31/30	419,442
(PIK 5.000%, Cash 6.500%)
	758,277	11.500	(d)	12/31/30	790,473

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
MPH Acquisition Holdings LLC(a)(b)(d) (CCC/Caa3) (PIK 0.750%, Cash 6.000%)
$4,149,841	6.750%		03/31/31	$3,378,884
Prime Healthcare Services, Inc.(a)(b) (B-/B2)
2,815,000	9.375		09/01/29	2,928,473
Select Medical Corp.(a)(b)(c) (B/B1)
4,005,000	6.250		12/01/32	4,006,762
Team Health Holdings, Inc.(a)(b) (B-/Caa1)
1,106,000	8.375		06/30/28	1,129,679
Team Health Holdings, Inc.(a)(b)(d) (B-/NR) (PIK 4.500%, Cash 9.000%)
5,069,317	13.500		06/30/28	5,475,471
Tenet Healthcare Corp.(a) (B/Ba3)
940,000	6.250		02/01/27	940,282
Tenet Healthcare Corp.(a) (BB/Ba3)
4,537,000	4.625		06/15/28	4,497,120
3,620,000	4.250		06/01/29	3,534,785
1,762,000	6.125		06/15/30	1,786,439
2,730,000	6.750		05/15/31	2,827,734

				74,152,706

Home Builders – 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b) (B+/B1)
1,820,000	5.000		06/15/29	1,740,138
1,141,000	4.875		02/15/30	1,070,612
K Hovnanian Enterprises, Inc.(a)(b) (BB-/B3)
3,365,000	8.000		04/01/31	3,449,966
3,355,000	8.375		10/01/33	3,440,318
LGI Homes, Inc.(a)(b) (BB-/Ba3)
1,696,000	4.000		07/15/29	1,546,820
2,530,000	7.000		11/15/32	2,471,203
New Home Co., Inc.(a)(b) (B+/B2)
5,521,000	8.500		11/01/30	5,740,570

				19,459,627

Household Products – 0.1%
Central Garden & Pet Co.(a) (BB/B1)
2,552,000	4.125		10/15/30	2,428,151
1,105,000	4.125	(b)	04/30/31	1,032,048

				3,460,199

Housewares – 0.2%
Newell Brands, Inc.(a) (B+/B1)
1,450,000	8.500	(b)	06/01/28	1,537,638
810,000	6.625		09/15/29	815,119
1,195,000	6.375		05/15/30	1,184,341
1,930,000	7.000	(f)	04/01/46	1,705,560

				5,242,658

Insurance – 3.3%
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (B/B2)
1,825,000	6.750		07/01/32	1,880,955
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (CCC+/Caa2)
4,915,000	8.250		02/01/29	5,130,670

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
$1,175,000	8.500%	06/15/29	$1,234,925
8,810,000	6.000	08/01/29	8,726,393
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (B/B2)
2,605,000	6.750	04/15/28	2,648,399
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (CCC+/Caa2)
3,194,000	6.750	10/15/27	3,201,793
2,835,000	7.375	10/01/32	2,928,101
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b) (BB+/NR)
5,545,000	7.875	11/01/29	5,785,709
Ardonagh Finco Ltd.(a)(b) (B-/B3)
845,000	7.750	02/15/31	884,140
Ardonagh Group Finance Ltd.(a)(b) (CCC/Caa2)
13,166,000	8.875	02/15/32	13,854,319
Broadstreet Partners Group LLC(a)(b) (CCC+/Caa2)
3,424,000	5.875	04/15/29	3,415,645
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b) (CCC+/Caa1)
5,450,000	8.125	02/15/32	5,658,463
HUB International Ltd.(a)(b) (B/Caa1)
4,198,000	7.375	01/31/32	4,381,285
Nassau Cos., of New York(a)(b) (BB-/NR)
5,757,000	7.875	07/15/30	5,885,496
Panther Escrow Issuer LLC(a)(b) (B/B2)
4,870,000	7.125	06/01/31	5,065,238
USI, Inc.(a)(b) (CCC+/Caa1)
7,308,000	7.500	01/15/32	7,666,677

			78,348,208

Internet – 1.6%
ANGI Group LLC(a)(b) (B/B2)
6,270,000	3.875	08/15/28	5,913,864
Arches Buyer, Inc.(a)(b)(c) (CCC+/Caa1)
4,095,000	6.125	12/01/28	4,015,025
Gen Digital, Inc.(a)(b) (BB-/B1)
9,095,000	6.250	04/01/33	9,316,190
Match Group Holdings II LLC(a)(b) (BB/Ba2)
3,069,000	5.000	12/15/27	3,059,885
2,248,000	4.625	06/01/28	2,209,110
4,149,000	5.625	02/15/29	4,138,503
1,109,000	3.625	10/01/31	1,005,342
Rakuten Group, Inc.(a)(b)(e) (B/NR) (5 yr. CMT + 4.250%)
1,980,000	8.125	12/31/99	2,053,537
Snap, Inc.(a)(b) (B+/B1)
1,300,000	6.875	03/01/33	1,330,030
5,680,000	6.875	03/15/34	5,756,396

			38,797,882

Investment Companies(a)(b) – 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
13,430,000	10.000	11/15/29	13,504,134

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel – 0.8%
Cleveland-Cliffs, Inc.(a)(b) (BB-/Ba3)
	$2,685,000	6.750%		04/15/30	$2,723,288
	3,375,000	7.000	(c)	03/15/32	3,412,125
Cleveland-Cliffs, Inc.(a)(b) (NR/Ba3)
	1,635,000	6.875		11/01/29	1,667,357
	1,265,000	7.500		09/15/31	1,303,582
	1,500,000	7.625		01/15/34	1,545,660
Mineral Resources Ltd.(a)(b) (NR/Ba3)
	5,446,000	8.000		11/01/27	5,544,246
	1,890,000	7.000		04/01/31	1,913,946

					18,110,204

Leisure Time – 2.2%
Carnival Corp.(a)(b) (BB+/Ba3)
	4,060,000	5.750		03/15/30	4,147,534
	2,285,000	6.125		02/15/33	2,342,833
Deuce Finco PLC(a) (NR/B2)
GBP	2,000,000	5.500		06/15/27	2,684,688
Lindblad Expeditions LLC(a)(b) (B/B3)
	$1,435,000	7.000		09/15/30	1,462,767
MajorDrive Holdings IV LLC(a)(b)(c) (CCC/Caa2)
	12,792,000	6.375		06/01/29	10,488,545
NCL Corp. Ltd.(a)(b) (B+/B3)
	345,000	7.750		02/15/29	367,501
	2,526,000	5.875		01/15/31	2,525,571
	3,660,000	6.750		02/01/32	3,764,969
	1,262,000	6.250		09/15/33	1,268,562
Pinnacle Bidco PLC(a)(b) (NR/B3)
GBP	2,783,000	10.000		10/11/28	3,949,648
Royal Caribbean Cruises Ltd.(a)(b) (BBB-/Baa3)
	$4,553,000	5.375		07/15/27	4,593,294
	1,175,000	5.625		09/30/31	1,197,043
	850,000	6.250		03/15/32	877,889
Viking Cruises Ltd.(a)(b) (BB/Ba3)
	3,305,000	5.875		09/15/27	3,305,991
	3,240,000	7.000		02/15/29	3,256,654
	7,020,000	5.875		10/15/33	7,013,752

					53,247,241

Lodging – 2.1%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
	5,580,000	7.250		10/01/29	5,766,651
Hilton Domestic Operating Co., Inc.(a)(b) (BB+/Ba2)
	1,510,000	5.875		04/01/29	1,540,774
	1,615,000	4.000		05/01/31	1,528,420
	2,540,000	3.625		02/15/32	2,324,125
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B/B2)
	7,050,000	5.000		06/01/29	6,779,209
	3,223,000	4.875		07/01/31	3,003,320
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (BB/Ba2)
	3,100,000	6.625		01/15/32	3,147,275
Marriott Ownership Resorts, Inc.(a)(c) (B+/B2)
	3,169,000	4.750		01/15/28	3,119,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging – (continued)
$2,860,000	4.500	%(b)	06/15/29	$2,758,356
Melco Resorts Finance Ltd.(a)(b) (BB-/Ba3)
2,190,000	7.625		04/17/32	2,294,025
MGM Resorts International(a) (BB-/B1)
4,481,000	4.750		10/15/28	4,446,586
3,175,000	6.125		09/15/29	3,230,023
1,345,000	6.500	(c)	04/15/32	1,370,716
Travel & Leisure Co.(a) (BB-/Ba3)
2,652,000	6.000		04/01/27	2,691,170
2,890,000	4.500	(b)	12/01/29	2,790,989
3,637,000	4.625	(b)	03/01/30	3,507,450

				50,298,589

Machinery - Construction & Mining(a)(b) – 0.4%
Terex Corp. (BB-/Ba3)
3,260,000	6.250		10/15/32	3,320,994
Vertiv Group Corp. (BB+/Ba1)
5,891,000	4.125		11/15/28	5,757,569

				9,078,563

Machinery-Diversified(a)(b) – 0.6%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
7,449,000	9.000		02/15/29	7,779,736
Mueller Water Products, Inc. (BB/Ba1)
3,523,000	4.000		06/15/29	3,394,305
SPX FLOW, Inc. (B-/Caa1)
3,215,000	8.750		04/01/30	3,301,708

				14,475,749

Media – 6.3%
Altice Financing SA(a)(b) (CCC+/Caa2)
4,093,000	5.000		01/15/28	3,198,516
AMC Networks, Inc.(a)(b) (BB-/B2)
3,239,000	10.250		01/15/29	3,414,359
CCO Holdings LLC/CCO Holdings Capital Corp.(a) (BB-/B1)
6,616,000	5.125	(b)	05/01/27	6,574,650
3,507,000	5.000	(b)	02/01/28	3,474,455
5,961,000	4.750	(b)	03/01/30	5,720,474
6,786,000	4.500	(b)	08/15/30	6,409,580
16,992,000	4.250	(b)	02/01/31	15,654,560
6,385,000	4.750	(b)	02/01/32	5,905,870
3,104,000	4.500		05/01/32	2,825,199
CSC Holdings LLC(a)(b) (CCC-/Ca)
14,590,000	5.750		01/15/30	5,556,747
CSC Holdings LLC(a)(b) (CCC+/Caa1)
2,590,000	5.500		04/15/27	2,459,516
3,400,000	3.375		02/15/31	2,195,516
7,062,000	4.500		11/15/31	4,600,328
Cumulus Media New Holdings, Inc.(a)(b) (CCC+/Caa3)
1,655,000	8.000		07/01/29	420,089
Directv Financing LLC (B+/B1)
4,205,000	8.875	%(a)(b)	02/01/30	4,162,222

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (B+/B1)
$2,970,000	5.875%	08/15/27	$2,967,654
DISH DBS Corp. (CCC-/Caa3)
7,884,000	5.125	06/01/29	6,741,845
DISH DBS Corp.(a)(b) (CCC+/Caa1)
5,776,000	5.250	12/01/26	5,675,729
784,000	5.750	12/01/28	751,778
DISH Network Corp.(a)(b) (B/Caa1)
5,270,000	11.750	11/15/27	5,577,979
Gray Media, Inc.(a)(b) (B+/Ba3)
3,410,000	10.500	07/15/29	3,688,972
1,291,000	7.250	08/15/33	1,280,569
Gray Media, Inc.(a)(b)(c) (CCC/Caa1)
3,230,000	4.750	10/15/30	2,475,763
iHeartCommunications, Inc.(a)(b)(c) (CCC-/Caa3)
4,921,000	10.875	05/01/30	3,323,397
iHeartCommunications, Inc.(a)(b) (CCC+/Caa1)
1,235,500	9.125	05/01/29	1,118,473
1,599,200	7.000	01/15/31	1,256,140
McGraw-Hill Education, Inc.(a)(b) (CCC+/Caa1)
5,583,000	8.000	08/01/29	5,684,834
Nexstar Media, Inc.(a)(b) (BB+/B2)
3,039,000	5.625	07/15/27	3,035,596
Sinclair Television Group, Inc.(a)(b) (B+/B2)
6,845,000	8.125	02/15/33	7,045,627
Sirius XM Radio LLC(a)(b) (BB+/Ba3)
5,176,000	3.125	09/01/26	5,110,109
8,174,000	5.000	08/01/27	8,135,664
3,555,000	4.000	07/15/28	3,436,938
Sunrise HoldCo IV BV(a)(b) (B/B3)
3,350,000	5.500	01/15/28	3,336,533
Univision Communications, Inc.(a)(b) (B+/B2)
2,655,000	9.375	08/01/32	2,816,291
Virgin Media Secured Finance PLC(a)(b) (B+/Ba3)
2,380,000	5.500	05/15/29	2,350,274
Virgin Media Vendor Financing Notes IV DAC(a)(b) (B-/B2)
2,050,000	5.000	07/15/28	2,007,647

			150,389,893

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co. of America, Inc. (B+/Ba3)
5,339,000	4.375	10/15/29	5,191,163

Mining – 0.4%
Alcoa Nederland Holding BV(a)(b) (BB/Ba1)
1,420,000	7.125	03/15/31	1,490,290
Fortescue Treasury Pty. Ltd.(a)(b) (BB+/Ba1)
3,085,000	5.875	04/15/30	3,161,909
Novelis Corp.(a)(b) (BB/B1)
4,907,000	4.750	01/30/30	4,735,598
830,000	6.875	01/30/30	859,797

			10,247,594

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Miscellaneous Manufacturing – 0.5%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
$2,161,000	4.625%	05/15/30	$2,088,650
680,000	6.375	03/15/33	698,557
Axon Enterprise, Inc.(a)(b) (BB+/Ba3)
1,640,000	6.125	03/15/30	1,685,985
1,695,000	6.250	03/15/33	1,750,291
Hillenbrand, Inc.(a)(c) (BB/Ba1)
4,829,000	3.750	03/01/31	4,546,938

			10,770,421

Oil Field Services – 5.7%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
2,879,000	6.250	04/01/28	2,883,318
5,580,000	6.625	09/01/32	5,727,758
Aris Water Holdings LLC(a)(b) (B+/B2)
2,600,000	7.250	04/01/30	2,745,392
BKV Upstream Midstream LLC(a)(b) (B-/B3)
2,100,000	7.500	10/15/30	2,098,467
California Resources Corp.(b) (BB-/B1)
1,800,000	7.000	01/15/34	1,788,498
Chord Energy Corp.(a)(b) (BB/Ba2)
2,790,000	6.000	10/01/30	2,770,079
3,280,000	6.750	03/15/33	3,322,345
Civitas Resources, Inc.(a)(b) (BB-/B1)
6,951,000	5.000	10/15/26	6,927,158
2,761,000	8.375	07/01/28	2,863,544
1,595,000	9.625	06/15/33	1,687,319
CNX Resources Corp.(a)(b) (BB/B1)
3,225,000	7.375	01/15/31	3,336,069
2,105,000	7.250	03/01/32	2,185,179
Crescent Energy Finance LLC(a)(b) (BB-/B1)
2,750,000	7.625	04/01/32	2,733,802
2,785,000	7.375	01/15/33	2,711,782
Diamond Foreign Asset Co./Diamond Finance LLC(a)(b) (BB+/WR)
1,607,000	8.500	10/01/30	1,704,224
Kodiak Gas Services LLC(a)(b) (BB-/B1)
2,255,000	6.500	10/01/33	2,295,455
1,410,000	6.750	10/01/35	1,447,633
Matador Resources Co.(a)(b) (BB-/B1)
3,638,000	6.875	04/15/28	3,714,471
1,155,000	6.500	04/15/32	1,168,236
1,289,000	6.250	04/15/33	1,297,211
Noble Finance II LLC(a)(b) (BB-/B1)
7,667,000	8.000	04/15/30	7,936,572
Northern Oil & Gas, Inc.(a)(b) (B+/B1)
5,590,000	8.750	06/15/31	5,775,141
805,000	7.875	10/15/33	801,796
Permian Resources Operating LLC(a)(b) (BB+/Ba2)
1,482,000	5.875	07/01/29	1,482,534
2,425,000	9.875	07/15/31	2,643,759
1,387,000	7.000	01/15/32	1,441,204
Range Resources Corp.(a)(b) (BB+/Ba2)
2,945,000	4.750	02/15/30	2,884,127

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
SESI LLC(a)(b) (B+/B2)
	$425,000	7.875%		09/30/30	$423,968
SM Energy Co.(a) (BB-/B1)
	970,000	6.500		07/15/28	976,965
	2,395,000	6.750	(b)	08/01/29	2,408,771
	2,700,000	7.000	(b)	08/01/32	2,699,460
Sunoco LP(a)(b)(e) (B+/Ba3) (5 yr. CMT + 4.230%)
	5,475,000	7.875		12/31/99	5,572,564
Sunoco LP(a)(b) (BB+/Ba1)
	2,120,000	7.000		05/01/29	2,195,366
	1,620,000	7.250		05/01/32	1,701,259
	1,095,000	6.250		07/01/33	1,114,425
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
	3,240,000	7.000	(b)	09/15/28	3,338,982
	4,900,000	4.500		04/30/30	4,724,874
Tidewater, Inc.(a)(b) (BB-/B3)
	8,497,000	9.125		07/15/30	9,107,340
Transocean International Ltd.(a)(b) (B/B1)
	3,734,250	8.750		02/15/30	3,926,788
Transocean International Ltd.(a)(b) (B-/B3)
	1,200,000	7.875		10/15/32	1,200,000
Transocean Poseidon Ltd.(a)(b)(c) (B/B1)
	1,545,750	6.875		02/01/27	1,546,384
Transocean Titan Financing Ltd.(a)(b) (B/B1)
	372,381	8.375		02/01/28	381,892
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
	1,715,000	7.125		03/15/29	1,771,286
	1,620,000	6.250		10/01/33	1,626,221
	3,190,000	6.250		10/15/30	3,190,000
	2,810,000	6.500		10/15/33	2,810,000
Weatherford International Ltd.(a)(b) (BB/Ba3)
	2,280,000	6.750		10/15/33	2,282,052
Wildfire Intermediate Holdings LLC(a)(b) (B+/B3)
	5,595,000	7.500		10/15/29	5,675,232

					137,046,902

Packaging – 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)(b) (B/B2)
	3,310,000	6.000		06/15/27	3,311,059
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a) (CCC/Caa2)
EUR	3,670,000	3.000		09/01/29	3,967,296
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (C/Caa3)
	$5,387,000	5.250	%(a)(b)(c)	08/15/27	2,035,251
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)(c) (CC/Caa1)
	2,179,000	4.125		08/15/26	2,099,793
Ball Corp.(a) (BB+/Ba1)
	4,251,000	6.000		06/15/29	4,351,111
	3,240,000	2.875		08/15/30	2,943,508
Clydesdale Acquisition Holdings, Inc.(a)(b) (B+/B2)
	2,550,000	6.750		04/15/32	2,619,156

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging – (continued)
Efesto Bidco SpA Efesto U.S. LLC(a)(b) (B-/B3)
$4,656,000	7.500%		02/15/32	$4,737,945
LABL, Inc.(a)(b)(c) (CCC/Caa3)
2,255,000	10.500		07/15/27	1,865,832
LABL, Inc.(a)(b) (CCC+/B3)
2,630,000	5.875		11/01/28	2,038,671
Mauser Packaging Solutions Holding Co.(a)(b) (B/B2)
6,466,000	7.875		04/15/27	6,537,514
Sealed Air Corp.(a)(b) (BB+/Ba2)
1,285,000	6.500		07/15/32	1,332,301
Sealed Air Corp./Sealed Air Corp. U.S.(a)(b) (BB+/Ba2)
2,505,000	7.250		02/15/31	2,630,551
TriMas Corp.(a)(b) (BB-/Ba3)
3,170,000	4.125		04/15/29	3,065,517

				43,535,505

Pharmaceuticals – 2.7%
1261229 BC Ltd.(a)(b) (B/Caa1)
7,230,000	10.000		04/15/32	7,424,848
AdaptHealth LLC(a)(b) (B+/B1)
3,439,000	6.125		08/01/28	3,435,458
Amneal Pharmaceuticals LLC(a)(b) (B+/B1)
902,000	6.875		08/01/32	933,642
Bausch Health Americas, Inc.(a)(b)(c) (CCC+/Ca)
1,353,000	8.500		01/31/27	1,341,987
Bausch Health Cos., Inc.(b) (B-/Caa1)
1,956,000	4.875	(a)	06/01/28	1,751,970
3,123,000	11.000	(c)	09/30/28	3,258,195
Bausch Health Cos., Inc.(a)(b)(c) (CCC+/Ca)
2,365,000	5.000		01/30/28	2,028,461
1,873,000	6.250		02/15/29	1,462,176
Grifols SA(a)(b) (B-/Caa1)
5,113,000	4.750		10/15/28	4,964,723
Jazz Securities DAC(a)(b) (BB/Ba1)
4,826,000	4.375		01/15/29	4,705,495
Opal Bidco SAS(a)(b) (B+/B1)
6,525,000	6.500		03/31/32	6,683,818
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB/Ba1)
7,735,000	4.125		04/30/28	7,473,557
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB-/B1)
5,955,000	5.125		04/30/31	5,210,446
Perrigo Finance Unlimited Co.(a) (B+/Ba3)
7,731,000	4.900		06/15/30	7,546,229
Prestige Brands, Inc.(a)(b) (BB/B1)
2,229,000	3.750		04/01/31	2,052,887
Teva Pharmaceutical Finance Netherlands III BV (BB/Ba1)
871,000	3.150		10/01/26	855,200
Teva Pharmaceutical Finance Netherlands IV BV(a) (BB/Ba1)
2,130,000	5.750		12/01/30	2,193,261

				63,322,353

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba3)
$4,359,000	6.625%		02/01/32	$4,491,121
1,988,000	5.750		10/15/33	1,979,869
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
1,395,000	7.000		07/15/29	1,446,489
1,405,000	7.250		07/15/32	1,477,175
CNX Midstream Partners LP(a)(b) (BB/B1)
3,831,000	4.750		04/15/30	3,672,933
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B2)
8,213,000	7.375		06/30/33	8,359,520
Excelerate Energy LP(a)(b) (BB+/NR)
5,314,000	8.000		05/15/30	5,658,135
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
1,625,000	8.875		04/15/30	1,721,265
4,247,000	8.000		05/15/33	4,447,713
Global Partners LP/GLP Finance Corp.(a) (B+/B1)
1,533,000	6.875		01/15/29	1,549,832
1,560,000	8.250	(b)	01/15/32	1,646,362
Hess Midstream Operations LP(a)(b) (BBB-/Ba2)
3,035,000	5.875		03/01/28	3,092,847
1,245,000	6.500		06/01/29	1,284,442
892,000	5.500		10/15/30	898,075
Howard Midstream Energy Partners LLC(a)(b) (BB-/B1)
5,495,000	7.375		07/15/32	5,700,623
2,955,000	6.625		01/15/34	3,014,868
Kinetik Holdings LP(a)(b) (BB+/Ba1)
5,040,000	6.625		12/15/28	5,176,181
4,775,000	5.875		06/15/30	4,804,748
NFE Financing LLC(a)(b) (CCC-/Ca)
5,730,369	12.000		11/15/29	1,681,004
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b) (B+/B2)
5,196,000	8.125		02/15/29	5,328,238
NuStar Logistics LP(a) (NR/Ba1)
4,656,000	5.625		04/28/27	4,689,896
Prairie Acquiror LP(a)(b) (B-/B3)
6,576,000	9.000		08/01/29	6,844,367
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
2,985,000	6.750		03/15/33	3,116,340
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
3,225,000	7.375		02/15/29	3,322,073
6,145,000	6.000		09/01/31	6,011,899
1,995,000	6.750		03/15/34	1,975,569
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
7,250,000	8.500		06/15/30	7,560,082
Venture Global Calcasieu Pass LLC(a)(b) (BBB-/Ba1)
3,115,000	4.125		08/15/31	2,941,401
Venture Global LNG, Inc.(a)(b) (BB/B1)
969,000	8.125		06/01/28	1,003,341
7,745,000	9.500		02/01/29	8,539,560
5,455,000	7.000	(c)	01/15/30	5,645,816

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
$3,823,000	9.875%		02/01/32	$4,162,788
Venture Global Plaquemines LNG LLC(a)(b) (BB+/Ba2)
2,370,000	6.500		01/15/34	2,498,501
2,370,000	6.750		01/15/36	2,519,760

				128,262,833

Real Estate – 0.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)(b) (CCC+/Caa2)
6,139,000	5.750		01/15/29	5,900,316
Cushman & Wakefield U.S. Borrower LLC(a)(b) (BB-/Ba3)
2,548,000	6.750		05/15/28	2,572,129
1,240,000	8.875		09/01/31	1,327,941
Kennedy-Wilson, Inc.(a) (B/B2)
3,025,000	4.750		03/01/29	2,893,685
3,876,000	4.750		02/01/30	3,619,060
1,674,000	5.000	(c)	03/01/31	1,567,768

				17,880,899

Real Estate Investment Trust – 2.3%
Iron Mountain, Inc.(a)(b) (BB-/Ba3)
2,685,000	7.000		02/15/29	2,764,691
3,447,000	4.875		09/15/29	3,393,916
7,800,000	5.625		07/15/32	7,758,504
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b) (BB/Baa3)
2,000,000	7.000		07/15/31	2,101,360
MPT Operating Partnership LP/MPT Finance Corp.(a)(b) (B-/B2)
190,000	8.500		02/15/32	202,270
MPT Operating Partnership LP/MPT Finance Corp.(a) (CCC+/Caa1)
3,420,000	3.500		03/15/31	2,509,938
RHP Hotel Properties LP/RHP Finance Corp.(a)(b) (BB/Ba3)
715,000	6.500		06/15/33	736,286
SBA Communications Corp.(a) (BB+/Ba3)
5,677,000	3.125		02/01/29	5,315,148
Service Properties Trust(a) (B/Caa1)
5,360,000	8.375		06/15/29	5,442,169
Service Properties Trust(a)(b)(f) (B+/Caa1)
350,000	0.000		09/30/28	308,546
Starwood Property Trust, Inc.(a)(b) (BB-/NR)
1,035,000	5.750		01/15/31	1,032,102
Starwood Property Trust, Inc.(a)(b) (BB-/Ba3)
2,630,000	5.250		10/15/28	2,630,342
7,173,000	7.250		04/01/29	7,532,367
1,640,000	6.500		07/01/30	1,697,334
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)(b) (B/B2)
1,903,000	10.500		02/15/28	2,002,908
3,630,000	4.750		04/15/28	3,550,757
XHR LP(a)(b) (BB-/B1)
5,568,000	6.625		05/15/30	5,720,563

				54,699,201

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing – 4.3%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
	$3,050,000	4.375%		01/15/28	$2,997,021
	4,611,000	4.000		10/15/30	4,346,144
1011778 BC ULC/New Red Finance, Inc.(a)(b) (BB+/Ba2)
	2,810,000	6.125		06/15/29	2,878,367
Advance Auto Parts, Inc.(a)(b) (BB/Ba3)
	1,808,000	7.000		08/01/30	1,862,131
Arko Corp.(a)(b)(c) (CCC+/B3)
	6,221,000	5.125		11/15/29	5,279,700
Asbury Automotive Group, Inc.(a) (BB/B1)
	633,000	4.500		03/01/28	624,809
	9,886,000	4.625	(b)	11/15/29	9,589,321
	205,000	4.750		03/01/30	199,668
	1,124,000	5.000	(b)	02/15/32	1,079,580
Carvana Co.(a)(b)(d) (BB-u/B3u)
(PIK 13.000%, Cash 11.000%)
	537,325	9.000		06/01/30	562,187
(PIK 14.000%, Cash 9.000%)
	735,919	9.000		06/01/31	833,517
Cheesecake Factory, Inc.(c) (NR/NR)
	1,728,000	0.375		06/15/26	1,714,702
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
	4,178,000	8.000		05/15/32	4,446,060
eG Global Finance PLC(a)(b) (B/B3)
	7,722,000	12.000		11/30/28	8,495,976
Foundation Building Materials, Inc.(a)(b)(c) (CCC+/Caa2)
	3,619,000	6.000		03/01/29	3,672,706
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
	2,443,000	4.000		08/15/28	2,373,888
	695,000	6.375		01/15/30	711,138
Ken Garff Automotive LLC(a)(b) (BB/B1)
	5,132,000	4.875		09/15/28	5,019,507
LBM Acquisition LLC(a)(b) (B-/B3)
	2,295,000	9.500		06/15/31	2,419,986
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
	9,132,000	4.875		05/01/29	8,947,534
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
	1,393,000	3.875		06/01/29	1,330,663
	943,000	4.375		01/15/31	895,124
Maryland Bidco Ltd.(a)(d) (NR/NR) (PIK 10.000%, Cash 10.000%)
GBP	1,071,000	10.000		01/26/28	1,048,263
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
	$3,696,000	3.750		02/15/31	3,438,019
Nordstrom, Inc.(a) (BB+/Ba2)
	1,985,000	4.375		04/01/30	1,867,806
Penske Automotive Group, Inc.(a) (BB-/Ba3)
	3,839,000	3.750		06/15/29	3,658,759
Punch Finance PLC(a)(b) (NR/B3)
GBP	940,000	7.875		12/30/30	1,287,442
QXO Building Products, Inc.(a)(b) (BB-/Ba3)
	$2,440,000	6.750		04/30/32	2,533,501
Sonic Automotive, Inc.(a)(b) (BB-/B1)
	3,553,000	4.625		11/15/29	3,449,927

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Staples, Inc.(a)(b) (B-/B3)
	$1,885,000	10.750%	09/01/29	$1,867,187
Staples, Inc.(a)(b) (CCC/Caa2)
	765,000	12.750	01/15/30	615,741
Stonegate Pub Co. Financing PLC(a)(b)(e) (NR/Caa1) (3 mo. EUR EURIBOR + 6.625%)
EUR	604,000	8.661	07/31/29	698,922
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
	$3,622,000	5.000	06/01/31	3,444,413
White Cap Buyer LLC(a)(b) (CCC+/Caa1)
	3,369,000	6.875	10/15/28	3,368,966
Yum! Brands, Inc.(a) (BB/Ba3)
	4,703,000	3.625	03/15/31	4,395,283

				101,953,958

Semiconductors – 0.2%
Amkor Technology, Inc.(a)(b) (BB/Ba3)
	3,780,000	6.625	09/15/27	3,781,059
	1,466,000	5.875	10/01/33	1,480,953

				5,262,012

Software – 2.9%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
	6,169,000	6.500	02/15/30	6,119,957
Castle U.S. Holding Corp.(a)(b) (CCC-/Ca)
	2,639,000	10.000	06/30/31	406,828
Clarivate Science Holdings Corp.(a)(b) (B/Caa1)
	5,966,000	4.875	07/01/29	5,637,870
Cloud Software Group, Inc.(a)(b) (B/B2)
	5,581,000	6.500	03/31/29	5,634,131
	3,255,000	8.250	06/30/32	3,454,922
	630,000	6.625	08/15/33	641,787
Cloud Software Group, Inc.(a)(b) (B-/Caa2)
	12,045,000	9.000	09/30/29	12,481,993
CoreWeave, Inc.(a)(b) (B/B1)
	5,535,000	9.250	06/01/30	5,716,271
	7,114,000	9.000	02/01/31	7,291,494
Elastic NV(a)(b) (BB/Ba3)
	3,670,000	4.125	07/15/29	3,523,787
Open Text Corp.(a)(b) (BB/Ba3)
	3,315,000	3.875	12/01/29	3,134,399
ROBLOX Corp.(a)(b) (BBB-/Ba1)
	2,891,000	3.875	05/01/30	2,759,864
TeamSystem SpA(a)(b) (B-/B2)
EUR	1,075,000	3.500	02/15/28	1,252,803
Twilio, Inc.(a) (BB+/Ba2)
	$7,434,000	3.875	03/15/31	6,992,049
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
	4,815,000	3.875	02/01/29	4,560,527

				69,608,682

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – 3.3%
Altice France SA(a)(b)(c) (D/Caa2)
$2,023,000	8.125	%(g)	02/01/27	$1,891,060
2,730,000	5.125		07/15/29	2,355,253
CommScope LLC(a)(b) (B-/B3)
1,834,000	4.750		09/01/29	1,822,097
4,252,000	9.500	(c)	12/15/31	4,401,500
CommScope LLC(a)(b)(c) (CCC/Caa3)
2,240,000	8.250		03/01/27	2,265,178
EchoStar Corp.(a) (B/Caa1)
8,920,000	10.750		11/30/29	9,814,319
(PIK 6.750%, Cash 6.750%)
3,896,039	6.750	(d)	11/30/30	4,015,608
Fibercop SpA(a)(b) (BB+/Ba1)
2,116,000	6.000		09/30/34	2,014,665
3,106,000	7.200		07/18/36	3,146,937
Frontier Communications Holdings LLC(a)(b) (B/B2)
7,184,000	5.875		10/15/27	7,184,718
Frontier Communications Holdings LLC(a)(b) (CCC+/Caa1)
5,250,000	6.000		01/15/30	5,313,788
Hughes Satellite Systems Corp.(c) (CCC+/Caa3)
2,070,000	6.625		08/01/26	1,970,537
Iliad Holding SASU(a)(b) (B+/B2)
3,070,000	7.000		04/15/32	3,133,396
Level 3 Financing, Inc.(a)(b) (B-/B3)
3,114,000	4.500		04/01/30	2,850,805
1,244,000	3.875	(c)	10/15/30	1,090,092
Level 3 Financing, Inc.(a)(b) (B+/B1)
3,680,000	6.875		06/30/33	3,751,870
4,315,000	7.000		03/31/34	4,389,045
Nokia of America Corp.(c) (NR/WR)
5,755,000	6.450		03/15/29	5,881,092
Sable International Finance Ltd.(a)(b) (BB-/Ba3)
1,795,000	7.125		10/15/32	1,818,380
Vodafone Group PLC(a)(e) (BB+/Ba1) (5 yr. USD Swap + 4.873%)
4,717,000	7.000		04/04/79	4,986,341
Windstream Services LLC(a)(b) (B/B2)
2,985,000	7.500		10/15/33	2,984,284
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b) (B/B2)
1,530,000	8.250		10/01/31	1,586,120

				78,667,085

Transportation(a)(b) – 0.4%
Beacon Mobility Corp. (B/B1)
2,270,000	7.250		08/01/30	2,361,753
Rand Parent LLC(c) (BB-/Ba1)
6,947,000	8.500		02/15/30	7,219,045

				9,580,798

TOTAL CORPORATE OBLIGATIONS (Cost $2,152,615,115)				$2,169,617,786

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – 4.5%

Aerospace & Defense – 0.2%
Kaman Corp. (B/B2)(3 mo. USD Term SOFR + 2.750%)
$4,033,426	6.699–6.949%	02/26/32	$4,017,937
Kaman Corp. (NR/B2)(3 mo. USD Term SOFR + 2.500%)
35,667	6.829	02/26/32	34,435

			4,052,372

Automotive(i) – 0.1%
First Brands Group LLC (D/Ca)
5,497,931	0.000	03/30/27	1,935,477

Banks – 0.1%
Nouryon Finance BV (B+/B2)(1 mo. USD Term SOFR + 3.250%)
3,170,857	7.500	04/03/28	3,172,855

Building & Construction – 0.5%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
5,399,336	6.913	07/30/31	5,403,386
Construction Partners, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
645,125	6.663	11/03/31	646,538
KKR Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
3,235,501	6.663	09/23/31	3,234,336
TRC Cos. LLC (B/B3)(1 mo. USD Term SOFR + 3.000%)
3,148,201	7.163	12/08/28	3,148,862

			12,433,122

Building Materials – 0.1%
Icebox Holdco III, Inc.(i) (B-/WR)
872,739	0.000	12/22/31	877,225
JELD-WEN, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.000%)
1,818,531	6.278	07/28/28	1,752,045

			2,629,270

Capital Goods - Others – 0.1%
Titan Acquisition Ltd. (B-/B3)((3 mo. USD Term SOFR + 3.750%) – (6 mo. USD Term SOFR + 3.750%))
2,913,125	7.589–7.740	02/15/29	2,918,776

Commercial Services – 0.7%
Ankura Consulting Group LLC (B-/B3)(1 mo. USD Term SOFR + 3.500%)
5,879,690	7.659	12/29/31	5,833,769
Fugue Finance BV (B/B2)(3 mo. USD Term SOFR + 2.750%)
621,879	6.949	01/09/32	622,768
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
4,446,636	7.158	03/14/31	4,447,749
Wand NewCo 3, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
5,104,402	6.663	01/30/31	5,084,291

			15,988,577

Consumer Cyclical Services – 0.2%
Pre-Paid Legal Services, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
3,937,830	7.413	12/15/28	3,716,327

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)

Diversified Financial Services – 0.4%
Deep Blue Operating I LLC(i) (BB-/Ba3)
$5,275,000	0.000%	09/17/32	$5,275,000
FNZ Group Services Ltd. (B-/B3)(3 mo. USD Term SOFR + 5.000%)
1,965,125	9.321	11/05/31	1,572,100
NEXUS Buyer LLC (B-/B2)(1 mo. USD Term SOFR + 3.500%)
2,816,620	7.663	07/31/31	2,808,565

			9,655,665

Entertainment – 0.2%
Crown Finance U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 4.500%)
5,461,312	8.780	12/02/31	5,445,639

Food & Beverages – 0.1%
Sazerac Co., Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.500%)
3,575,000	6.700	07/09/32	3,594,877

Health Care Services – 0.1%
Onex TSG Intermediate Corp. (B/B2)(3 mo. USD Term SOFR + 3.750%)
2,225,000	8.005	08/06/32	2,234,545

Home Construction – 0.2%
Tecta America Corp. (B/B2)(1 mo. USD Term SOFR + 3.000%)
5,511,187	7.163	02/18/32	5,527,280

Insurance – 0.0%
Broadstreet Partners, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
1,147,429	6.913	06/13/31	1,148,336

Internet – 0.1%
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.500%)
3,806,748	7.502	10/02/31	3,711,579

Machinery – 0.1%
Project Castle, Inc. (CCC+/Caa2)(6 mo. USD Term SOFR + 5.500%)
1,765,266	9.716	06/01/29	1,460,317

Media - Cable – 0.1%
iHeartCommunications, Inc. (CCC+/Caa1)(1 mo. USD Term SOFR + 5.775%)
1,928,298	10.053	05/01/29	1,680,628

Media - Non Cable(i) – 0.0%
Diamond Sports Group LLC (NR/NR)
235,356	0.000	01/02/28	200,052

Restaurants – 0.2%
SeaWorld Parks & Entertainment, Inc. (BB+/Ba2)(1 mo. USD Term SOFR + 2.000%)
4,157,714	6.163	12/04/31	4,147,319

Retailers – 0.1%
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.250%)
2,342,204	6.413	06/11/31	2,298,287

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)

Retailers – (continued)
Restoration Hardware, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
$2,580	6.778%	10/20/28	$2,508

			2,300,795

Technology – 0.8%
Clover Holdings 2 LLC (B/B2)(Fixed + 7.750%)
5,411,437	7.750	12/09/31	5,441,904
Kaseya, Inc. (CCC+/Caa2)(1 mo. USD Term SOFR + 5.000%)
4,475,000	9.163	03/18/33	4,473,120
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1)(1 mo. USD Term SOFR + 3.500%)
3,516,188	7.663	12/02/31	3,518,403
Pitney Bowes, Inc. (BB/Ba2)(1 mo. USD Term SOFR + 3.750%)
5,573,247	7.913	03/19/32	5,566,280

			18,999,707

Technology - Software – 0.1%
Clover Holdings 2 LLC (B/B2)(1 mo. USD Term SOFR + 3.750%)
550,000	7.942	12/09/31	549,830
Physician Partners LLC (B/NR)(3 mo. USD Term SOFR + 6.000%)
348,602	10.002	12/31/29	282,367
Physician Partners LLC (CCC-/C)
(3 mo. USD Term SOFR + 1.500%)
1,221,362	5.652	12/31/29	529,766
764,158	5.652	12/31/30	149,011

			1,510,974

TOTAL BANK LOANS (Cost $113,416,942)			$108,464,489

Shares	Description		Value

Common Stocks – 0.2%

Automobile Components – 0.0%
1,229	Lear Corp.		$123,650

Chemicals – 0.0%
411	LyondellBasell Industries NV Class A		20,156

Commercial Services & Supplies(g)(j) – 0.0%
7,179,000	Reorganized ISA SA		—

Communications Equipment(g)(j) – 0.0%
229,679	Intelsat SA		—

Diversified Telecommunication Services(g) – 0.0%
4,500	Holdco		24,208

Energy Equipment & Services – 0.1%
33,272	Noble Corp. PLC		940,932

18,791	Valaris Ltd.(g)		916,437

			1,857,369

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Shares	Description	Value

Common Stocks – (continued)

IT Services(g) – 0.0%
11,631	DSG TopCo, Inc.	$119,218

Media(g) – 0.1%
229,679	SES SA	3,117,892

TOTAL COMMON STOCKS (Cost $12,838,503)		$5,262,493

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%

Aerospace/Defense – 0.1%
Boeing Co.
15,000	6.000	$1,043,550
(Cost $750,000)

Units	Expiration Date	Value

Rights – 0.0%

Media – 0.0%
Cineworld Group PLC (NR/NR)
42,700	12/31/99	$918,947
(Cost $1,085,007)

Warrants(g) – 0.0%

Noble Corp. PLC (NR/NR)
4,596	02/04/28	$50,280
(Cost $11,490)

Shares	Description	Value

Exchange Traded Funds – 1.0%

560,775	Eldridge BBB-B CLO ETF (NR/NR)	$15,039,986

205,167	Janus Henderson B-BBB CLO ETF (NR/NR)	9,882,894

TOTAL EXCHANGE TRADED FUNDS (Cost $24,817,124)		$24,922,880

Shares	Dividend Rate	Value

Investment Company(k) – 1.6%

Goldman Sachs Financial Square Government Fund — Institutional Shares
38,198,024	4.042%	$38,198,024
(Cost $38,198,024)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(k) – 3.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
80,090,496	4.042%	$80,090,496
(Cost $80,090,496)

TOTAL INVESTMENTS – 101.6% (Cost $2,423,822,701)		$2,428,568,945

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		$(38,472,890)

NET ASSETS – 100.0%		$2,390,096,055

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933.

(c) All or a portion of security is on loan.

(d) Pay-in-kind securities.

(e)  Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(f) Issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Security is currently in default and/or non-income producing.

(h) Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j) Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(k) Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Groundworks LLC (NR/NR), due 03/14/31	$676,243	$673,850	$ (169)
Kaman Corp. (NR/NR), due 02/26/32	344,845	344,615	(1,328)

TOTAL			$(1,497)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

HSBC Bank PLC	USD	29,782,435	EUR	25,262,731	12/08/25	$ 3,864
State Street Bank and Trust	USD	24,430,348	GBP	18,121,871	11/14/25	54,144

TOTAL						$58,008

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	205	12/19/25	$23,062,500	$ 4,129
2 Year U.S. Treasury Notes	187	12/31/25	38,970,508	(36,851)
20 Year U.S. Treasury Bonds	97	12/19/25	11,309,594	198,079
Ultra 10-Year U.S. Treasury Notes	362	12/19/25	41,658,281	(362,688)

Total				$(197,331)

Short position contracts:
5 Year German Euro-Bobl	(69)	12/08/25	(9,543,729)	11,813

TOTAL FUTURES CONTRACTS				$(185,518)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

		Credit				Upfront
	Financing Rate	Spread at		Notional		Premiums	Unrealized
	Received/(Paid)	September 30,	Termination	Amount		(Received)	Appreciation/
Referenced Obligation/Index	by the Fund(a)	2025(b)	Date	(000s)	Value	Paid	(Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	1.931%	12/20/27	$90,783	$5,971,677	$3,577,168	$2,394,509

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

		Credit				Upfront
	Financing Rate	Spread at		Notional		Premiums	Unrealized
	Received/(Paid)	September 30,	Termination	Amount		(Received)	Appreciation/
Referenced Obligation/Index	by the Fund(a)	2025(b)	Date	(000s)	Value	Paid	(Depreciation)

CDX.NA.HY Index 45	5.000%	3.204%	12/20/30	$189,575	$14,920,822	$14,439,935	$ 480,887

TOTAL					$20,892,499	$18,017,103	$2,875,396

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SPX	—S&P 500 Index
USD	—U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 39	—CDX North America High Yield Index 39
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 83.9%

Aerospace & Defense – 3.5%
Air Comm Corp. LLC (NR/B2)((1 mo. USD Term SOFR + 2.750%) – (3 mo. USD Term SOFR + 2.750%))
	$9,684,595	6.913–7.058%	12/11/31	$9,684,595
Bleriot U.S. Bidco, Inc. (B/B2)(3 mo. USD Term SOFR + 2.500%)
	8,574,704	6.502	10/31/30	8,572,389
Kaman Corp. (B/B2)(3 mo. USD Term SOFR + 2.750%)
	10,687,438	6.699–6.949	02/26/32	10,646,399
Kaman Corp. (NR/B2)(3 mo. USD Term SOFR + 2.500%)
	94,265	6.829	02/26/32	98,947
Propulsion BC Finco SARL (NR/B2)(3 mo. USD Term SOFR + 2.750%)
	10,422,745	7.041	09/14/29	10,453,492
Spirit Aerosystems, Inc. (BB-/Ba2)(3 mo. USD Term SOFR + 4.500%)
	4,885,301	8.808	01/15/27	4,899,028
TransDigm, Inc. (BB-/Ba3)
(1 mo. USD Term SOFR + 2.338%)
	2,750,000	6.663	08/19/32	2,746,480
(3 mo. USD Term SOFR + 2.500%)
	15,160,166	6.502	02/28/31	15,150,312
	1,779,488	6.502	01/19/32	1,778,260

				64,029,902

Airlines – 0.2%
Vista Management Holding, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 3.750%)
	3,514,500	8.041	04/01/31	3,533,549

Auto Parts & Equipment – 1.3%
BBB Industries LLC (B-/Caa1)(1 mo. USD Term SOFR + 5.250%)
	1,496,154	9.513	07/25/29	1,293,395
Clarios Global LP (BB-/B2)
(1 mo. EUR EURIBOR + 3.000%)
EUR	4,125,000	4.913	07/16/31	4,854,534
(1 mo. USD Term SOFR + 2.500%)
	$5,296,600	6.663	05/06/30	5,291,621
(1 mo. USD Term SOFR + 2.750%)
	3,325,000	6.913	01/28/32	3,323,969
Holley Purchaser, Inc. (B/B2)(1 mo. USD Term SOFR + 3.750%)
	2,863,767	8.028	11/17/28	2,820,811
Mavis Tire Express Services Corp. (B-/B2)(3 mo. USD Term SOFR + 3.000%)
	6,603,448	7.199	05/04/28	6,599,618

				24,183,948

Automotive – 0.3%
First Brands Group LLC (D/C)(3 mo. USD Term SOFR + 8.500%)
	5,050,000	13.070	03/30/28	280,023
First Brands Group LLC (D/Ca)
	2,732,134	0.000	03/30/27	962,230

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Automotive – (continued)
(3 mo. USD Term SOFR + 5.000%)
	$12,391,616	9.570%	03/30/27	$4,359,247

				5,601,500

Automotive - Distributors – 0.7%
Bombardier Recreational Products, Inc.(b) (BB/Ba1)
	725,000	0.000	12/13/29	725,225
	1,250,000	0.000	01/22/31	1,250,787
DexKo Global, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	2,005,339	8.028	10/04/28	1,973,434
RealTruck Group, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	2,931,478	8.028	01/31/28	2,648,326
SRAM LLC (BB-/B1)(1 mo. USD Term SOFR + 2.000%)
	6,865,711	6.163	02/27/32	6,814,219

				13,411,991

Banks – 0.3%
Nouryon Finance BV (B+/B2)(1 mo. USD Term SOFR + 3.250%)
	6,263,345	7.500	04/03/28	6,267,291

Building & Construction – 4.2%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	12,164,240	6.913	07/30/31	12,173,363
Brown Group Holding LLC (B+/B2)
(1 mo. USD Term SOFR + 2.500%)
	10,846,854	6.663	07/01/31	10,851,410
(1 mo. USD Term SOFR + 2.750%)
	3,132,107	6.913–7.072	07/01/31	3,137,212
Construction Partners, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
	3,721,875	6.663	11/03/31	3,730,026
Cube Industrials Buyer, Inc. (B/B3)(3 mo. USD Term SOFR + 3.250%)
	8,059,500	7.582	10/17/31	8,079,649
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	5,033,912	7.913	07/09/32	5,040,204
Holding Socotec (BB-/Ba3)(3 mo. EUR EURIBOR + 3.500%)
EUR	1,525,000	5.500	06/02/31	1,801,420
Holding Socotec SAS (B/B2)(3 mo. USD Term SOFR + 3.250%)
	$8,365,500	7.252	06/02/31	8,403,814
KKR Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
	12,709,158	6.663	09/23/31	12,704,583
TRC Cos. LLC (B/B3)(1 mo. USD Term SOFR + 3.000%)
	12,228,537	7.163	12/08/28	12,231,105

				78,152,786

Building Materials – 3.9%
Associated Materials, Inc. (B/B3)(1 mo. USD Term SOFR + 6.000%)
	4,455,502	10.163	03/08/29	4,107,438

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Building Materials – (continued)
Chamberlain Group, Inc. (B/B3)(1 mo. USD Term SOFR + 3.000%)
	$11,655,770	7.163%	09/08/32	$11,660,665
Cornerstone Building Brands, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
	1,954,451	7.500	04/12/28	1,852,507
CP Atlas Buyer, Inc. (CCC+/B2)(1 mo. USD Term SOFR + 5.250%)
	2,100,000	9.413	07/08/30	2,052,750
Icebox Holdco III, Inc. (B-/WR)(3 mo. USD Term SOFR + 3.250%)
	7,568,306	7.252	12/22/31	7,607,207
Icebox Holdco III, Inc. (CCC/WR)(3 mo. USD Term SOFR + 6.500%)
	1,525,000	10.502	12/22/32	1,549,781
JELD-WEN, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.000%)
	7,647,794	6.278	07/28/28	7,368,191
LBM Acquisition LLC (B-/B3)
(1 mo. USD Term SOFR + 3.750%)
	6,524,015	7.986	06/06/31	6,355,696
(1 mo. USD Term SOFR + 5.000%)
	1,675,000	9.136	06/06/31	1,666,926
MI Windows & Doors LLC (BB-/B1)(1 mo. USD Term SOFR + 2.750%)
	1,766,600	6.913	03/28/31	1,771,759
Oscar AcquisitionCo LLC (B-/B2)(3 mo. USD Term SOFR + 4.250%)
	1,917,636	8.252	04/29/29	1,787,332
Quikrete Holdings, Inc. (BB/Ba3)
(1 mo. USD Term SOFR + 2.250%)
	8,946,933	6.413	04/14/31	8,941,833
	6,497,113	6.413	02/10/32	6,492,695
Vector WP Holdco, Inc. (B/B3)(1 mo. USD Term SOFR + 5.000%)
	8,745,080	9.278	10/12/28	8,220,375

				71,435,155

Capital Goods - Others – 2.4%
AI Aqua Merger Sub, Inc. (B/B3)(1 mo. USD Term SOFR + 3.000%)
	11,685,194	7.280	07/31/28	11,706,111
Avis Budget Car Rental LLC (BB/Ba1)(1 mo. USD Term SOFR + 2.500%)
	5,897,970	6.663	07/16/32	5,843,886
Engineered Machinery Holdings, Inc. (B-/B1)
(3 mo. EUR EURIBOR + 3.750%)
EUR	3,282,257	5.750	05/21/28	3,877,621
(3 mo. USD Term SOFR + 3.500%)
	$5,829,547	7.763	05/19/28	5,856,595
Engineered Machinery Holdings, Inc. (CCC+/Caa1)
(3 mo. USD Term SOFR + 6.000%)
	500,000	10.263	05/21/29	500,210
(3 mo. USD Term SOFR + 6.500%)
	2,000,000	10.763	05/21/29	2,001,260

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Capital Goods - Others – (continued)
Nvent Electric PLC (B/B2)(1 mo. USD Term SOFR + 3.000%)
	$7,650,000	7.155%	01/30/32	$7,676,316
Team Health Holdings, Inc. (B-/Caa1)(3 mo. USD Term SOFR + 4.500%)
	2,867,813	8.796	06/30/28	2,860,041
Titan Acquisition Ltd. (B-/B3)((3 mo. USD Term SOFR + 3.750%) – (6 mo. USD Term SOFR + 3.750%))
	4,525,185	7.589–7.740	02/15/29	4,533,964

				44,856,004

Chemicals – 4.0%
Albaugh LLC (BB/Ba3)(1 mo. USD Term SOFR + 3.750%)
	2,310,725	7.913	04/06/29	2,304,948
Berlin Packaging LLC (B-/B2)((1 mo. USD Term SOFR + 3.250%) – (3 mo. USD Term SOFR + 3.250%))
	4,488,722	7.252–7.604	06/07/31	4,499,944
Chemours Co. (BB+/Ba1)(1 mo. USD Term SOFR + 3.000%)
	2,726,340	7.163	08/18/28	2,719,524
Consolidated Energy Finance SA (B/B2)(1 mo. USD Term SOFR + 4.500%)
	3,733,324	8.663	11/15/30	3,481,996
Discovery Purchaser Corp. (B-/B3)(3 mo. USD Term SOFR + 3.750%)
	4,943,377	8.082	10/04/29	4,914,558
Fortis 333, Inc. (B/B2)(3 mo. USD Term SOFR + 3.500%)
	2,493,750	7.502	03/29/32	2,477,117
Illuminate Buyer LLC (B+/B1)(1 mo. USD Term SOFR + 2.500%)
	11,782,333	6.663	12/31/29	11,803,423
INEOS Quattro Holdings U.K. Ltd. (BB-/B2)(1 mo. USD Term SOFR + 4.250%)
	2,492,398	8.413	10/07/31	2,135,163
INEOS U.S. Finance LLC (BB-/B1)(1 mo. USD Term SOFR + 3.000%)
	3,969,925	7.163	02/07/31	3,553,083
Innophos, Inc. (B+/B1)(1 mo. USD Term SOFR + 4.250%)
	2,820,157	8.528	03/16/29	2,790,207
Momentive Performance Materials, Inc. (BB+/Ba3)(1 mo. USD Term SOFR + 4.000%)
	4,180,150	8.163	03/29/28	4,192,690
Nobian Finance BV (B/B2)(3 mo. EUR EURIBOR + 3.500%)
EUR	1,600,000	5.526	07/01/30	1,856,766
Qnity Electronics, Inc.(b) (BB+/Ba1)
	$11,000,000	0.000	08/12/32	10,986,250
Trident TPI Holdings, Inc. (B-/B3)(3 mo. USD Term SOFR + 3.750%)
	2,692,758	7.752	09/15/28	2,641,138
W.R. Grace & Co.-Conn. (B-/B2)(3 mo. USD Term SOFR + 3.000%)
	2,775,000	7.002	08/19/32	2,779,634
Windsor Holdings III LLC (B+/B1)(1 mo. USD Term SOFR + 2.750%)
	10,318,765	6.916	08/01/30	10,318,765

				73,455,206

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Commercial Services – 5.5%
Allied Universal Holdco LLC(b) (B/B3)
$3,825,000	0.000%	08/20/32	$3,837,163
Ankura Consulting Group LLC (B-/B3)(1 mo. USD Term SOFR + 3.500%)
12,625,923	7.659	12/29/31	12,527,315
Anticimex International AB (B/B3)(3 mo. USD Term SOFR + 3.400%)
6,304,375	7.760	11/16/28	6,309,986
Belron Finance 2019 LLC (BB-/Ba3)(3 mo. USD Term SOFR + 2.500%)
14,195,868	6.742	10/16/31	14,258,046
Berkeley Research Group LLC (B/B2)(3 mo. USD Term SOFR + 3.250%)
5,375,000	7.252	05/01/32	5,380,214
CoreLogic, Inc.(b) (B-/B2)
2,219,221	0.000	06/02/28	2,217,135
Element Materials Technology Group U.S. Holdings, Inc. (B/B3)(3 mo. USD Term SOFR + 3.675%)
9,279,314	7.677	07/06/29	9,328,587
First Advantage Holdings LLC (B+/B1)(1 mo. USD Term SOFR + 2.750%)
1,766,965	6.913	10/31/31	1,720,035
Fleet Midco I Ltd. (B+/B2)(6 mo. USD Term SOFR + 2.500%)
2,664,045	6.542	02/21/31	2,664,045
Fugue Finance BV (B/B2)(3 mo. USD Term SOFR + 2.750%)
9,457,422	6.949	01/09/32	9,470,946
Garda World Security Corp. (B/B1)(1 mo. USD Term SOFR + 3.000%)
9,457,750	7.174	02/01/29	9,455,386
Grant Thornton Advisors LLC (B/B2)(1 mo. USD Term SOFR + 2.750%)
2,750,000	6.913	06/02/31	2,743,675
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
8,011,471	7.158	03/14/31	8,015,299
Highspring Holdings LLC (B-/Caa1)(3 mo. USD Term SOFR + 5.000%)
967,538	9.152	01/21/29	829,663
Prime Security Services Borrower LLC (BB/Ba3)(1 mo. USD Term SOFR + 1.750%)
1,695,739	6.005	03/07/32	1,678,511
Vestis Corp. (BB-/B2)(3 mo. USD Term SOFR + 2.250%)
1,800,000	6.448	02/22/31	1,688,994
Wand NewCo 3, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
2,578,144	6.663	01/30/31	2,567,986
WCG Intermediate Corp. (B-/B3)(1 mo. USD Term SOFR + 3.000%)
6,783,000	7.163	02/25/32	6,723,174

			101,416,160

Consumer Cyclical Services – 3.2%
Albion Financing 3 SARL (BB-/B1)(3 mo. USD Term SOFR + 3.000%)
7,943,605	7.215	05/21/31	7,958,539
Asurion LLC (B/B3)(1 mo. USD Term SOFR + 5.250%)
4,675,000	9.528	01/20/29	4,465,279

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Consumer Cyclical Services – (continued)
Asurion LLC (BB-/Ba3)
(1 mo. USD Term SOFR + 4.000%)
	$994,872	8.263%	08/19/28	$996,603
(1 mo. USD Term SOFR + 4.250%)
	3,343,953	8.413	09/19/30	3,329,842
Core & Main LP (BB-/Ba3)(1 mo. USD Term SOFR + 2.000%)
	852,528	6.166	07/27/28	852,170
Fluid-Flow Products, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
	11,509,807	7.413	03/31/28	11,529,028
GSM Holdings, Inc. (B/B3)(3 mo. USD Term SOFR + 5.000%)
	1,972,991	9.002	09/30/31	1,943,396
Hertz Corp. (B/Ba3) (3 mo. USD Term SOFR + 3.500%)
	4,754,244	8.070	06/30/28	4,259,613
Pre-Paid Legal Services, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
	1,976,541	7.413	12/15/28	1,865,361
Sabre GLBL, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.500%)
	1,531,058	7.778	12/17/27	1,446,850
Spin Holdco, Inc. (CCC/Caa1)(3 mo. USD Term SOFR + 4.000%)
	2,638,790	8.393	03/04/28	2,200,566
Thevelia (U.S.) LLC (B/B2)(3 mo. USD Term SOFR + 3.000%)
	7,344,143	7.002	06/18/29	7,320,275
Verisure Holding AB (B+/B1)(3 mo. EUR EURIBOR + 3.000%)
EUR	3,290,000	5.000	03/27/28	3,865,987
Veritiv Corp. (B+/B2)(3 mo. USD Term SOFR + 4.000%)
	$3,702,166	8.002	11/30/30	3,659,998
Whatabrands LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
	3,532,206	6.663	08/03/28	3,534,007

				59,227,514

Consumer Products – 0.3%
MajorDrive Holdings IV LLC (B-/B2)(3 mo. USD Term SOFR + 4.000%)
	4,859,691	8.263	06/01/28	4,731,444
Opal Bidco SAS (B+/B1)(3 mo. USD Term SOFR + 3.250%)
	1,625,000	7.252	04/28/32	1,628,250

				6,359,694

Diversified Financial Services – 4.5%
Allspring Buyer LLC (BB-/Ba3)(3 mo. USD Term SOFR + 2.750%)
	5,893,182	6.813	11/01/30	5,900,549
Colossus Acquireco LLC (BB+/Ba1)(3 mo. USD Term SOFR + 0.750%)
	5,725,000	5.870	07/30/32	5,688,303
Deep Blue Operating I LLC(b) (BB-/Ba3)
	4,100,000	0.000	09/17/32	4,100,000
DRW Holdings LLC (BB-/Ba3)(3 mo. USD Term SOFR + 3.500%)
	9,997,013	7.502	06/26/31	9,965,822
Edelman Financial Center LLC (B/B2)(1 mo. USD Term SOFR + 3.000%)
	11,695,619	7.163	04/07/28	11,699,829

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Diversified Financial Services – (continued)
Eisner Advisory Group LLC (B-/B3)(1 mo. USD Term SOFR + 4.000%)
	$5,229,258	8.163%	02/28/31	$5,257,025
FNZ Group Services Ltd. (B-/B3)(3 mo. USD Term SOFR + 5.000%)
	2,432,775	9.321	11/05/31	1,946,220
Focus Financial Partners LLC (B/B2)(1 mo. USD Term SOFR + 2.750%)
	11,620,729	6.913	09/15/31	11,621,891
Franklin Square Holdings LP(b) (BB/Ba1)
	2,393,939	0.000	04/25/31	2,393,939
Jane Street Group LLC (BB/Ba1)(3 mo. USD Term SOFR + 2.000%)
	2,269,044	6.199	12/15/31	2,250,143
NEXUS Buyer LLC (B-/B2)(1 mo. USD Term SOFR + 3.500%)
	7,605,663	7.663	07/31/31	7,583,911
Orion U.S. Finco, Inc.(b) (NR/B2)
	3,900,000	0.000	05/20/32	3,919,500
Turbo EMEA Holdings BV(b) (B/B2)
EUR	2,850,000	0.000	09/23/32	3,347,718
VFH Parent LLC (B+/B1)(1 mo. USD Term SOFR + 2.500%)
	$6,625,000	6.663	06/21/31	6,625,000

				82,299,850

Diversified Manufacturing – 2.3%
CeramTec AcquiCo GmbH (B/B1)(3 mo. EUR EURIBOR + 3.750%)
EUR	2,400,000	5.782	03/16/29	2,815,383
Chart Industries, Inc. (BB-/Ba2)(3 mo. USD Term SOFR + 2.500%)
	$7,308,565	6.792	03/15/30	7,335,972
CPM Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 4.500%)
	6,388,885	8.780	09/28/28	6,367,929
Pelican Products, Inc. (CCC+/Caa1)(3 mo. USD Term SOFR + 4.250%)
	7,074,375	8.513	12/29/28	5,991,996
SPX Flow, Inc. (B/B1)(1 mo. USD Term SOFR + 2.750%)
	11,263,113	6.913	04/05/29	11,305,350
Victory Buyer LLC (CCC+/B2)(1 mo. USD Term SOFR + 3.750%)
	7,752,937	8.028	11/19/28	7,752,937

				41,569,567

Electric – 0.4%
Edgewater Generation LLC (BB-/Ba3)(1 mo. USD Term SOFR + 3.000%)
	3,095,112	7.163	08/01/30	3,098,981
Waterbridge Midstream Operating LLC (BB-/Ba3)(1 mo. USD Term SOFR + 4.750%)
	3,771,429	9.030	06/27/29	3,772,371

				6,871,352

Electronics – 0.2%
Spectris PLC(b) (NR/NR)
EUR	1,200,000	0.000	09/24/32	1,412,383

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Electronics – (continued)
	$1,450,000	0.000	%(c)	09/24/32	$1,451,812

					2,864,195

Energy – 0.4%
Delek U.S. Holdings, Inc. (BB/B2)(1 mo. USD Term SOFR + 3.500%)
	2,964,419	7.763		11/19/29	2,955,762
Vistra Zero Operating Co. LLC (BBB-/Ba2)(1 mo. USD Term SOFR + 2.000%)
	4,825,000	6.163		04/30/31	4,763,192

					7,718,954

Energy - Exploration & Production – 0.6%
Kohler Energy Co. LLC (B/B1)(3 mo. USD Term SOFR + 3.750%)
	11,681,844	7.752		05/01/31	11,692,825

Entertainment – 2.0%
AMC Entertainment Holdings, Inc.(b) (B/B3)
	3,634,017	0.000		01/04/29	3,640,849
Arcis Golf LLC (B+/B2)(1 mo. USD Term SOFR + 2.750%)
	10,407,741	6.913		11/24/28	10,414,298
Cinemark USA, Inc. (BBB-/Ba1)((1 mo. USD Term SOFR + 2.250%) – (3 mo. USD Term SOFR + 2.250%))
	871,652	6.252–6.413		05/24/30	871,469
Crown Finance U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 4.500%)
	8,977,999	8.780		12/02/31	8,952,232
Fender Musical Instruments Corp. (B-/Caa1)(1 mo. USD Term SOFR + 4.000%)
	1,036,542	8.263		12/01/28	949,732
GBT U.S. III LLC (BB-/B1)(3 mo. USD Term SOFR + 2.500%)
	2,087,644	6.814		07/25/31	2,091,318
GVC Holdings (Gibraltar) Ltd. (BB-/Ba1)(3 mo. USD Term SOFR + 2.250%)
	3,655,082	6.370		07/31/32	3,647,919
Playtika Holding Corp. (BB/Ba2)(1 mo. USD Term SOFR + 2.750%)
	1,799,434	7.028		03/13/28	1,769,851
Topgolf Callaway Brands Corp. (B/B1)(1 mo. USD Term SOFR + 3.000%)
	4,582,694	7.163		03/18/30	4,524,768

					36,862,436

Environmental – 1.0%
Luna 2.5 SARL (NR/NR)(1 mo. EUR EURIBOR + 3.500%)
EUR	5,140,450	5.386		07/01/32	6,042,692
Madison IAQ LLC (B/B1)(6 mo. USD Term SOFR + 2.500%)
	$12,376,410	6.702		06/21/28	12,378,514

					18,421,206

Food & Beverages – 1.7%
Chef’s Warehouse Leasing Co. LLC (BB-/B1)(1 mo. USD Term SOFR + 3.000%)
	4,868,957	7.163		08/23/29	4,890,283

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Food & Beverages – (continued)
Chobani LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.500%)
	$848,654	6.663%	10/25/27	$850,598
Froneri Lux Finco SARL (BB-/B1)(6 mo. USD Term SOFR + 2.000%)
	7,788,359	6.197	09/30/31	7,725,117
Pegasus BidCo BV (NR/B1)(3 mo. USD Term SOFR + 2.750%)
	8,914,242	6.763	07/12/29	8,936,528
Primo Brands Corp.(b) (BB/Ba3)
	1,820,415	0.000	03/31/28	1,819,431
Sazerac Co., Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.500%)
	4,350,000	6.700	07/09/32	4,374,186
Verifone Systems, Inc. (B-/B3)(3 mo. USD Term SOFR + 5.250%)
	2,169,562	9.820	08/18/28	2,095,125

				30,691,268

Food & Drug Retailing – 0.2%
United Natural Foods, Inc. (B+/B3)(1 mo. USD Term SOFR + 4.750%)
	4,075,229	8.913	05/01/31	4,086,273

Gas – 0.6%
AL GCX Fund VIII Holdings LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
	3,789,281	6.223	01/30/32	3,777,459
Traverse Midstream Partners LLC (B+/B2)(3 mo. USD Term SOFR + 2.500%)
	6,377,476	6.808	02/16/28	6,381,493

				10,158,952

Health Care Products – 0.1%
Medline Borrower LP (BB-/Ba3)(1 mo. USD Term SOFR + 2.000%)
	2,617,680	6.163	10/23/28	2,617,523

Health Care Services – 2.4%
Accelerated Health Systems LLC (CCC+/Caa2)(1 mo. USD Term SOFR + 4.250%)
	1,031,411	8.563	02/15/29	761,522
Electron BidCo, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	4,813,597	6.913	11/01/28	4,821,829
Global Medical Response, Inc.(b) (B/B2)
	5,350,000	0.000	10/01/32	5,350,267
Help At Home, Inc. (B-/B3)(1 mo. USD Term SOFR + 5.000%)
	2,797,911	9.163	09/24/31	2,511,992
Lonza Group AG (B-/B2)(3 mo. USD Term SOFR + 3.925%)
	4,175,648	8.027	07/03/28	3,758,626
Mehilainen Yhtiot OYJ (B/B2)(3 mo. EUR EURIBOR + 3.500%)
EUR	5,100,000	5.500	08/05/31	6,012,088
NAPA Management Services Corp. (CCC+/Caa1)(1 mo. USD Term SOFR + 5.250%)
	$4,255,576	9.513	02/23/29	2,817,532
Onex TSG Intermediate Corp. (B/B2)(3 mo. USD Term SOFR + 3.750%)
	2,150,000	8.005	08/06/32	2,159,223

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Health Care Services – (continued)
Phoenix Guarantor, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
$4,900,624	6.663%	02/21/31	$4,901,065
Summit Behavioral Healthcare LLC (B/B2)(3 mo. USD Term SOFR + 5.750%)
493,864	10.059	12/31/29	504,359
Summit Behavioral Healthcare LLC (CCC+/Caa3)(3 mo. USD Term SOFR + 4.250%)
3,112,714	8.513	12/31/29	2,723,625
U.S. Radiology Specialists, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.750%)
7,802,946	8.752	12/15/27	7,823,858

			44,145,986

Healthcare – 0.3%
Bausch & Lomb Corp. (B/B1)(1 mo. USD Term SOFR + 4.000%)
2,686,294	8.166	09/29/28	2,682,936
LifePoint Health, Inc. (B/B2)(3 mo. USD Term SOFR + 3.750%)
2,680,478	8.068	05/19/31	2,673,509

			5,356,445

Home Construction – 1.1%
Foundation Building Materials Holding Co. LLC (B/B3)(3 mo. USD Term SOFR + 3.250%)
4,524,253	7.820	01/31/28	4,526,425
Hunter Douglas, Inc. (B/B1)(3 mo. USD Term SOFR + 3.250%)
6,837,240	7.252	01/20/32	6,837,240
Tecta America Corp. (B/B2)(1 mo. USD Term SOFR + 3.000%)
8,525,397	7.163	02/18/32	8,550,291

			19,913,956

Insurance – 5.0%
Acrisure LLC (B/B2)
(1 mo. USD Term SOFR + 3.000%)
14,363,370	7.163	11/06/30	14,323,009
(1 mo. USD Term SOFR + 3.250%)
1,945,125	7.413	06/21/32	1,941,079
Alliant Holdings Intermediate LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
14,378,301	6.666	09/19/31	14,336,604
AmWINS Group, Inc. (B+/B1)(3 mo. USD Term SOFR + 2.250%)
10,989,569	6.252	01/30/32	10,982,315
Broadstreet Partners, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
12,504,731	6.913	06/13/31	12,514,610
Howden Group Holdings Ltd. (B/B2)
(1 mo. USD Term SOFR + 2.750%)
8,528,275	6.913	02/15/31	8,526,655
(1 mo. USD Term SOFR + 3.500%)
1,224,874	7.663	04/18/30	1,223,723
Sedgwick Claims Management Services, Inc. (B+/B2)(1 mo. USD Term SOFR + 2.500%)
8,894,202	6.663	07/31/31	8,880,327

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Insurance – (continued)
Trucordia Insurance Holdings LLC (B/B2)(1 mo. USD Term SOFR + 3.250%)
$4,200,000	7.413%	06/17/32	$4,205,250
Truist Insurance Holdings LLC (B/B2)(3 mo. USD Term SOFR + 2.750%)
5,707,727	6.752	05/06/31	5,698,823
USI, Inc. (B/B1)(3 mo. USD Term SOFR + 2.250%)
8,962,581	6.252	11/21/29	8,950,660

			91,583,055

Internet – 1.1%
BEP Intermediate Holdco LLC (NR/B1)(1 mo. USD Term SOFR + 2.750%)
3,346,205	6.913	07/25/31	3,352,496
CNT Holdings I Corp. (B/B2)(3 mo. USD Term SOFR + 2.250%)
4,494,819	6.558	11/08/32	4,490,909
Hoya Midco LLC (B-/B2)(3 mo. USD Term SOFR + 2.250%)
2,112,629	6.558	02/03/29	1,482,812
MH Sub I LLC (B/B1)
(1 mo. USD Term SOFR + 4.250%)
993,089	8.413	12/31/31	912,400
(3 mo. USD Term SOFR + 4.250%)
2,507,300	8.252	05/03/28	2,408,061
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.500%)
8,708,494	7.502	10/02/31	8,490,782

			21,137,460

Lodging – 0.9%
Caesars Entertainment, Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.250%)
4,360,250	6.413	02/06/30	4,345,469
Fertitta Entertainment LLC (B/WR)(1 mo. USD Term SOFR + 3.250%)
2,733,575	7.413	01/27/29	2,728,764
Hilton Grand Vacations Borrower LLC (BB/Ba2)(1 mo. USD Term SOFR + 2.000%)
6,856,709	6.163	08/02/28	6,845,600
Travel & Leisure Co. (BB-/Ba3)(1 mo. USD Term SOFR + 2.500%)
2,837,620	6.663	12/14/29	2,843,664

			16,763,497

Machinery – 1.7%
Apex Tool Group LLC (CCC-/Caa2)(3 mo. USD Term SOFR + 7.500%)
6,993,735	7.500	02/08/30	5,140,395
Apex Tool Group LLC (CCC+/B3)(3 mo. USD Term SOFR + 5.250%)
2,937,671	9.708	02/08/29	2,426,017
CD&R Hydra Buyer, Inc. (B/B3)(1 mo. USD Term SOFR + 4.000%)
3,989,250	8.263	03/25/31	3,961,006
Project Castle, Inc. (CCC+/Caa2)(6 mo. USD Term SOFR + 5.500%)
7,047,633	9.716	06/01/29	5,830,155

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Machinery – (continued)
TK Elevator Midco GmbH (B/B2)(6 mo. USD Term SOFR + 2.889%)
$13,514,057	7.197%	04/30/30	$13,543,517

			30,901,090

Machinery - Construction & Mining – 0.6%
Chromalloy Corp. (B-/B2)(3 mo. USD Term SOFR + 3.250%)
8,723,966	7.542	03/27/31	8,740,367
WEC U.S. Holdings Ltd. (B+/B1)(1 mo. USD Term SOFR + 2.250%)
1,432,098	6.530	01/27/31	1,432,485

			10,172,852

Media – 0.6%
Audacy Capital Corp. (B-/Caa2)(1 mo. USD Term SOFR + 6.000%)
2,259,230	10.278	10/01/29	1,810,773
Audacy Capital Corp. (B+/B2)(1 mo. USD Term SOFR + 7.000%)
252,835	11.278	10/02/28	249,042
Cogeco Communications Finance (USA) LP (BB/B1)(1 mo. USD Term SOFR + 3.250%)
1,956,327	7.413	09/18/30	1,951,691
CSC Holdings LLC (CCC+/Caa1)
(1 mo. USD Term SOFR + 4.500%)
3,009,566	8.650	01/18/28	2,988,289
(3 mo. U.S. (Fed) Prime Rate + 1.500%)
1,616,448	8.750	04/15/27	1,562,393
DirecTV Financing LLC(b) (B+/B1)
1,266,495	0.000	02/17/31	1,236,416
EOC Borrower LLC (B+/B2)(1 mo. USD Term SOFR + 3.000%)
1,995,000	7.163	03/24/32	1,994,002

			11,792,606

Media - Cable – 1.0%
Altice Financing SA (CCC+/Caa2)(3 mo. USD Term SOFR + 5.000%)
2,213,788	9.318	10/31/27	1,854,047
Altice France SA (D/Caa2)(3 mo. USD Term SOFR + 5.500%)
6,615,251	9.756	08/15/28	6,383,717
DirecTV Financing LLC(b) (B+/B1)
2,337,572	0.000	08/02/29	2,339,279
iHeartCommunications, Inc. (CCC+/Caa1)(1 mo. USD Term SOFR + 5.775%)
3,329,699	10.053	05/01/29	2,902,032
Virgin Media Bristol LLC (B+/Ba3)(6 mo. USD Term SOFR + 3.175%)
5,333,080	7.373	03/31/31	5,253,617

			18,732,692

Media - Non Cable – 0.7%
CMG Media Corp. (B/B3)(3 mo. USD Term SOFR + 3.500%)
1,942,693	7.602	06/18/29	1,853,931
Diamond Sports Group LLC (NR/NR)(b)
224,501	0.000	01/02/28	190,826

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Media - Non Cable – (continued)
NEP/NCP Holdco, Inc. (NR/Caa3)(3 mo. USD Term SOFR + 7.000%)
$3,200,000	11.461%	10/19/26	$2,854,016
Neptune Bidco U.S., Inc. (B/B2)(3 mo. USD Term SOFR + 5.000%)
7,516,621	9.429	04/11/29	7,147,404
Univision Communications, Inc. (B+/B2)(1 mo. USD Term SOFR + 3.250%)
1,795,349	7.528	01/31/29	1,781,633

			13,827,810

Midstream – 2.5%
AL GCX Holdings LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
7,940,563	6.223	05/17/29	7,920,711
AL NGPL Holdings LLC (B+/Ba3)(3 mo. USD Term SOFR + 2.250%)
7,265,163	6.529	12/09/30	7,257,607
ITT Holdings LLC (BB-/Ba2)(1 mo. USD Term SOFR + 2.475%)
1,460,222	6.638	10/11/30	1,459,770
Meade Pipeline Co. LLC(b) (BB/Ba2)
6,325,000	6.003	09/22/32	6,317,094
Oryx Midstream Services Permian Basin LLC (BB-/Ba3)(1 mo. USD Term SOFR + 2.250%)
11,876,282	6.416	10/05/28	11,869,512
Prairie ECI Acquiror LP (NR/B3)(1 mo. USD Term SOFR + 3.750%)
5,023,850	7.913	08/01/29	5,046,859
Whitewater Matterhorn Holdings LLC (BB/Ba3)(3 mo. USD Term SOFR + 2.250%)
6,325,000	6.252	06/16/32	6,318,106

			46,189,659

Mining – 0.7%
Arsenal AIC Parent LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.750%)
4,780,164	6.913	08/19/30	4,772,708
Atkore International, Inc.(b)(c) (BBB-/Ba1)
1,975,000	0.000	09/29/32	1,965,125
Crosby U.S. Acquisition Corp. (B/B2)(1 mo. USD Term SOFR + 3.500%)
2,603,791	7.663	08/16/29	2,612,591
PMHC II, Inc. (CCC+/Caa1)(3 mo. USD Term SOFR + 4.250%)
5,190,298	8.729	04/23/29	4,181,460

			13,531,884

Non Captive – 0.4%
HUB International Ltd. (B+/B1)(3 mo. USD Term SOFR + 2.250%)
7,337,350	6.576	06/20/30	7,346,301

Oil Field Services – 0.0%
New Fortress Energy, Inc. (CCC/Ca)(3 mo. USD Term SOFR + 5.500%)
895,500	9.570	10/30/28	430,655

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Packaging – 3.6%
Charter NEX U.S., Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
$8,985,920	6.925%	11/29/30	$9,010,452
Clydesdale Acquisition Holdings, Inc. (B+/B2)
(1 mo. USD Term SOFR + 3.175%)
3,803,872	7.338	04/13/29	3,797,443
(1 mo. USD Term SOFR + 3.250%)
4,462,981	7.413	04/01/32	4,454,903
Klockner-Pentaplast of America, Inc. (CCC-/Caa1)(6 mo. USD Term SOFR + 4.725%)
2,107,654	8.847	02/12/26	1,013,002
Klockner-Pentaplast of America, Inc. (NR/NR)(1 yr. USD Term SOFR + 10.000%)
176,847	14.157	10/27/25	176,847
LABL, Inc. (CCC+/B3)(1 mo. USD Term SOFR + 5.000%)
3,175,457	9.263	10/30/28	2,595,936
Pregis TopCo Corp. (B-/B2)(1 mo. USD Term SOFR + 4.000%)
8,482,049	8.163	02/01/29	8,535,062
Pretium Packaging LLC (B-/B3)(3 mo. USD Term SOFR + 1.250%)
715,866	8.071	10/02/28	709,960
Pretium Packaging LLC (CCC/Caa3)(3 mo. USD Term SOFR + 0.702%)
2,631,943	8.220	10/02/28	1,160,687
Pro Mach Group, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
3,756,125	6.913	08/31/28	3,761,008
Proampac PG Borrower LLC (B-/B3)((1 mo. USD Term SOFR + 4.000%) – (3 mo. USD Term SOFR + 4.000%))
11,123,062	8.195–8.318	09/15/28	11,148,089
Tosca Services LLC (B/B2)(1 mo. USD Term SOFR + 3.000%)
1,395,211	9.658	11/30/28	1,414,395
Tosca Services LLC (CCC/Caa2)(1 mo. USD Term SOFR + 1.500%)
7,168,073	5.758	11/30/28	6,800,709
TricorBraun Holdings, Inc. (B-/WR)(1 mo. USD Term SOFR + 3.250%)
11,099,347	7.413	03/03/31	11,035,304

			65,613,797

Pharmaceuticals – 1.0%
Amneal Pharmaceuticals LLC (B+/B1)(1 mo. USD Term SOFR + 3.500%)
5,450,000	7.663	08/01/32	5,440,898
Bausch Health Cos., Inc. (B/Caa1)(1 mo. USD Term SOFR + 6.250%)
2,867,812	10.413	10/08/30	2,822,100
Covetrus, Inc. (B-/B2)(3 mo. USD Term SOFR + 5.000%)
7,213,215	9.002	10/13/29	6,419,761
Gainwell Acquisition Corp. (B-/B3)(3 mo. USD Term SOFR + 4.000%)
3,353,317	8.102	10/01/27	3,295,472

			17,978,231

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Real Estate – 0.2%
Forest City Enterprises LP (CCC/Caa1)(1 mo. USD Term SOFR + 3.500%)
$4,348,084	7.778%	12/08/25	$4,325,735

Restaurants – 0.1%
Dave & Buster’s, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.250%)
2,000,000	7.563	06/29/29	1,863,860

Retailers – 3.0%
BCPE Empire Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
4,485,363	7.413	12/11/30	4,476,257
Dealer Tire Financial LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
3,965,157	7.163	07/02/31	3,942,040
Great Outdoors Group LLC (BB-/B1)(1 mo. USD Term SOFR + 3.250%)
1,840,727	7.413	01/23/32	1,838,426
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.250%)
10,627,987	6.413	06/11/31	10,428,712
Michaels Cos., Inc.(b) (B-/B2)
1,944,922	0.000	04/17/28	1,833,089
Mister Car Wash Holdings, Inc. (B/B2)(1 mo. USD Term SOFR + 2.500%)
1,319,970	6.663	03/27/31	1,321,145
Park River Holdings, Inc.(b) (B-/B3)
2,150,000	0.000	09/25/31	2,149,463
Peer Holding III BV (BB+/Ba1)(3 mo. USD Term SOFR + 2.500%)
6,575,312	6.502	07/01/31	6,576,693
Petco Health & Wellness Co., Inc. (B/B3)(3 mo. USD Term SOFR + 3.250%)
2,075,000	7.513	03/03/28	2,019,141
PetSmart, Inc. (BB-/B2)(1 mo. USD Term SOFR + 4.000%)
2,969,351	8.136	08/18/32	2,922,969
Restoration Hardware, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
3,063,718	6.778	10/20/28	2,978,179
Staples, Inc. (B-/B3)(3 mo. USD Term SOFR + 5.750%)
1,890,452	10.046	09/04/29	1,788,576
TruGreen LP (B-/B3)(1 mo. USD Term SOFR + 4.000%)
1,081,748	8.263	11/02/27	1,060,567
TruGreen LP (CCC/Caa3)(3 mo. USD Term SOFR + 8.500%)
2,200,000	13.070	11/02/28	1,970,826
White Cap Buyer LLC (B/B2)(1 mo. USD Term SOFR + 3.250%)
10,750,919	7.416	10/19/29	10,748,662

			56,054,745

Technology – 3.7%
Arches Buyer, Inc.(b) (B/B1)
2,692,932	0.000	12/06/27	2,694,198
Cloud Software Group, Inc. (B/B2)
(3 mo. USD Term SOFR + 3.250%)
4,860,000	7.252	03/21/31	4,876,718

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Technology – (continued)
$10,750,000	7.252%	08/13/32	$10,780,637
HS Purchaser LLC (B-/B2)(3 mo. USD Term SOFR + 3.750%)
1,998,564	8.158	11/19/26	1,881,908
Kaseya, Inc. (B/B2)(1 mo. USD Term SOFR + 3.250%)
7,984,875	7.413	03/20/32	7,992,141
Kaseya, Inc. (CCC+/Caa2)(1 mo. USD Term SOFR + 5.000%)
4,500,000	9.163	03/18/33	4,498,110
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1)(1 mo. USD Term SOFR + 3.500%)
7,859,251	7.663	12/02/31	7,864,202
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
12,078,875	7.223	03/01/29	11,516,483
Pitney Bowes, Inc. (BB/Ba2)(1 mo. USD Term SOFR + 3.750%)
7,761,000	7.913	03/19/32	7,751,299
Project Boost Purchaser LLC (B-/B3)(3 mo. USD Term SOFR + 2.750%)
8,542,316	7.069	07/16/31	8,515,664

			68,371,360

Technology - Hardware – 0.4%
Grinding Media, Inc. (B-/B3)(3 mo. USD Term SOFR + 3.500%)
7,103,945	7.698	10/12/28	7,103,945

Technology - Software – 6.4%
Ahead DB Holdings LLC (B/B1)(3 mo. USD Term SOFR + 2.750%)
5,343,748	6.752	02/03/31	5,346,420
Amentum Government Services Holdings LLC (BB-/Ba3)(1 mo. USD Term SOFR + 2.250%)
2,319,999	6.413	09/29/31	2,317,238
Aspect Software, Inc. (CC/NR)
(3 mo. U.S. (Fed) Prime Rate + 6.000%)
504,299	13.250	05/05/28	4,201
(3 mo. U.S. (Fed) Prime Rate + 8.000%)
504,299	15.250	05/05/28	1,700
Avalara, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.250%)
2,813,188	7.252	03/26/32	2,812,400
Camelot U.S. Acquisition LLC (BB-/B1)(1 mo. USD Term SOFR + 2.750%)
2,806,308	6.913	01/31/31	2,787,899
Clearwater Analytics LLC (BB-/B1)(6 mo. USD Term SOFR + 2.250%)
1,425,000	6.461	04/21/32	1,425,000
Clover Holdings 2 LLC (B/B2)(1 mo. USD Term SOFR + 3.750%)
8,403,938	7.942	12/09/31	8,401,332
ConnectWise LLC (NR/B2)(3 mo. USD Term SOFR + 3.500%)
11,323,529	7.763	09/29/28	11,335,646
Cotiviti Corp. (B/B2)(1 mo. USD Term SOFR + 2.750%)
4,851,371	7.030	05/01/31	4,760,408
Drake Software LLC (B-/B3)(1 mo. USD Term SOFR + 4.250%)
4,043,867	8.413	06/26/31	4,037,114
Epicor Software Corp. (B-/B2)(1 mo. USD Term SOFR + 2.500%)
3,761,151	6.663	05/30/31	3,764,047

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Technology - Software – (continued)
Fortress Intermediate 3, Inc. (B/B2)(1 mo. USD Term SOFR + 3.000%)
	$5,191,018	7.255%	06/27/31	$5,203,995
Genuine Financial Holdings LLC (B/B3)(1 mo. USD Term SOFR + 3.250%)
	8,158,847	7.413	09/27/30	7,491,535
ION Trading Finance Ltd. (B/B3)(1 mo. EUR EURIBOR + 3.750%)
EUR	1,550,000	5.663	04/01/28	1,812,954
iSolved, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	$4,209,312	6.913	10/15/30	4,217,730
Javelin Buyer, Inc. (B-/NR)(3 mo. USD Term SOFR + 2.750%)
	7,661,548	7.058	12/05/31	7,650,362
Javelin Buyer, Inc. (CCC+/Caa2)(3 mo. USD Term SOFR + 5.000%)
	2,275,000	9.199	12/06/32	2,269,313
Loyalty Ventures, Inc.(c)(d) (NR/WR)
	11,629,469	0.000	11/03/27	872,210
Mitchell International, Inc.(b) (B-/B2)
	6,819,087	0.000	06/17/31	6,808,926
Peraton Corp. (B-/Caa1)(1 mo. USD Term SOFR + 3.750%)
	2,240,946	8.013	02/01/28	1,886,047
Physician Partners LLC (B/NR)(3 mo. USD Term SOFR + 6.000%)
	1,103,141	10.002	12/31/29	893,545
Physician Partners LLC (CCC-/C)
(3 mo. USD Term SOFR + 1.500%)
	3,864,971	5.652	12/31/29	1,676,431
(3 mo. USD Term SOFR + 4.000%)
	2,418,159	5.652	12/31/30	471,541
Polaris Newco LLC(b) (CCC+/B3)
EUR	997,403	0.000	06/02/28	1,088,762
QXO, Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 3.000%)
	$3,041,111	7.163	04/30/32	3,064,193
Synechron, Inc. (B+/B1)(3 mo. USD Term SOFR + 3.750%)
	7,586,875	8.058	10/03/31	7,529,973
UKG, Inc. (B-/B2)(3 mo. USD Term SOFR + 2.500%)
	8,077,872	6.810	02/10/31	8,067,452
Virtusa Corp. (B+/B1)(1 mo. USD Term SOFR + 3.250%)
	9,345,897	7.413	02/15/29	9,217,391
Zelis Payments Buyer, Inc. (B/B2)(1 mo. USD Term SOFR + 3.250%)
	1,903,660	7.413	11/26/31	1,902,708

				119,118,473

Textiles – 1.0%
ABG Intermediate Holdings 2 LLC (B+/B1)(1 mo. USD Term SOFR + 2.250%)
	5,474,868	6.413	12/21/28	5,460,305
Beach Acquisition Bidco LLC(b) (BB-/Ba3)
EUR	5,500,000	0.000	09/12/32	6,471,808
	$1,825,000	0.000	09/12/32	1,832,610

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Textiles – (continued)
Champ Acquisition Corp. (B/B2)(6 mo. USD Term SOFR + 4.000%)
	$4,611,875	8.166%	11/25/31	$4,637,840

				18,402,563

Transportation – 0.6%
Kenan Advantage Group, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.250%)
	1,796,046	7.413	01/25/29	1,769,662
PODS LLC (B-/B3)(1 mo. USD Term SOFR + 3.000%)
	1,346,493	7.278	03/31/28	1,316,615
Third Coast Infrastructure LLC (BB+/Ba3)(1 mo. USD Term SOFR + 3.750%)
	7,580,760	7.913	09/25/30	7,599,712

				10,685,989

Wireless Telecommunication Services – 1.1%
Digicel International Finance Ltd. (B/B2)(3 mo. U.S. (Fed) Prime Rate + 4.250%)
	1,775,000	11.500	08/06/32	1,772,781
Lumen Technologies, Inc. (B+/Caa1)(1 mo. USD Term SOFR + 2.350%)
	8,224,156	6.628	04/16/29	8,163,626
Voyage Digital (NZ) Ltd. (BB-/NR)(3 mo. USD Term SOFR + 3.250%)
	2,591,015	7.445	05/11/29	2,592,647
Zacapa SARL (B/B2)(3 mo. USD Term SOFR + 3.750%)
	4,279,847	7.752	03/22/29	4,284,127
Zayo Group Holdings, Inc. (B-/B3)
(1 mo. EUR EURIBOR + 3.250%)
EUR	796,679	5.639	03/09/27	916,757
(1 mo. USD Term SOFR + 3.000%)
	$2,195,693	7.278	03/09/27	2,161,397

				19,891,335

TOTAL BANK LOANS (Cost $1,594,433,170)				$1,549,021,082

Corporate Obligations – 5.6%

Airlines(e)(f)(g) – 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B/B3)
	$2,759,000	7.875%	05/01/27	$2,803,227

Automotive(e)(f) – 0.0%
Qnity Electronics, Inc. (BB/B1)
	890,000	6.250	08/15/33	909,829

Building Materials(e)(f) – 0.0%
Masterbrand, Inc. (BB/Ba3)
	800,000	7.000	07/15/32	827,928

Chemicals – 0.8%
Inversion Escrow Issuer LLC(e)(f) (B-/B3)
	2,371,000	6.750	08/01/32	2,337,118

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Chemicals – (continued)
Olympus Water U.S. Holding Corp.(e)(f) (B-/B3)
	$4,160,000	9.750%	11/15/28	$4,365,005
	4,000,000	7.250	06/15/31	4,055,840
	4,570,000	7.250	02/15/33	4,572,651

				15,330,614

Commercial Services(e)(f) – 0.1%
Verisure Midholding AB (B-/B3)
EUR	1,075,000	5.250	02/15/29	1,269,349

Diversified Financial Services(e)(f) – 0.3%
Jane Street Group/JSG Finance, Inc. (BB/Ba1)
	$2,125,000	6.750	05/01/33	2,208,194
United Wholesale Mortgage LLC (NR/Ba3)
	3,330,000	5.500	04/15/29	3,289,773

				5,497,967

Engineering & Construction(e)(f) – 0.2%
Global Infrastructure Solutions, Inc. (BB/B1)
	3,372,000	7.500	04/15/32	3,557,831

Food & Drug Retailing(e)(f) – 0.2%
Froneri Lux FinCo SARL (BB-/B1)
	3,600,000	6.000	08/01/32	3,601,764

Healthcare Providers & Services(e)(f) – 0.1%
Global Medical Response, Inc. (B/B2)
	2,000,000	7.375	10/01/32	2,059,000

Insurance(e)(f) – 0.1%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
	420,000	6.750	07/01/32	432,877
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (B/B2)
	1,620,000	7.250	02/15/31	1,668,309

				2,101,186

Internet(e)(f) – 0.3%
ANGI Group LLC (B/B2)
	4,485,000	3.875	08/15/28	4,230,252
Match Group Holdings II LLC (BB/Ba2)
	665,000	3.625	10/01/31	602,842

				4,833,094

Investment Companies(e)(f) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
	1,810,000	10.000	11/15/29	1,819,991

Leisure Time(e)(f)(g) – 0.1%
MajorDrive Holdings IV LLC (CCC/Caa2)
	2,428,000	6.375	06/01/29	1,990,790

Machinery-Diversified(e)(f) – 0.4%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
	7,857,000	9.000	02/15/29	8,205,851

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media(e) – 0.3%
Cumulus Media New Holdings, Inc.(f) (CCC+/Caa3)
$3,895,000	8.000%	07/01/29	$988,668
iHeartCommunications, Inc. (CCC-/Caa3)
1	8.375	05/01/27	1
iHeartCommunications, Inc.(f) (CCC+/Caa1)
2,040,000	9.125	05/01/29	1,846,771
Sinclair Television Group, Inc.(f) (B+/B2)
2,640,000	8.125	02/15/33	2,717,378

			5,552,818

Miscellaneous Manufacturing(e)(g) – 0.0%
Hillenbrand, Inc. (BB/Ba1)
922,000	3.750	03/01/31	868,146

Oil Field Services(e) – 0.4%
Aris Water Holdings LLC(f) (B+/B2)
1,770,000	7.250	04/01/30	1,868,978
Kodiak Gas Services LLC(f) (BB-/B1)
620,000	7.250	02/15/29	643,207
Noble Finance II LLC(f) (BB-/B1)
1,880,000	8.000	04/15/30	1,946,101
Sunoco LP(f) (BB+/Ba1)
880,000	7.250	05/01/32	924,141
Sunoco LP/Sunoco Finance Corp. (BB+/Ba1)
1,425,000	4.500	04/30/30	1,374,070

			6,756,497

Pharmaceuticals(e)(f) – 0.5%
Amneal Pharmaceuticals LLC (B+/B1)
2,006,000	6.875	08/01/32	2,076,371
Opal Bidco SAS (B+/B1)
7,045,000	6.500	03/31/32	7,216,475

			9,292,846

Pipelines(e)(f) – 0.5%
Delek Logistics Partners LP/Delek Logistics Finance Corp. (BB-/B2)
6,815,000	7.375	06/30/33	6,936,580
ITT Holdings LLC (B-/B3)
2,305,000	6.500	08/01/29	2,266,068

			9,202,648

Real Estate(e)(f)(g) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (CCC+/Caa2)
2,885,000	5.250	04/15/30	2,702,091

Real Estate Investment Trust(e)(f)(h) – 0.0%
Service Properties Trust (B+/Caa1)
155,000	0.000	09/30/28	136,642

Retailing(e)(f) – 0.3%
LCM Investments Holdings II LLC (BB-/B2)
2,285,000	4.875	05/01/29	2,238,843

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing(e)(f) – (continued)
QXO Building Products, Inc. (BB-/Ba3)
$2,945,000	6.750%	04/30/32	$3,057,852

			5,296,695

Software(e) – 0.4%
AthenaHealth Group, Inc.(f) (CCC/Caa2)
4,090,000	6.500	02/15/30	4,057,485
Castle U.S. Holding Corp.(f) (CCC-/Ca)
3,608,000	10.000	06/30/31	556,209
Rackspace Finance LLC(f) (B-/Caa1)
2,366,000	3.500	05/15/28	994,856
X.AI LLC/X.AI Co. Issuer Corp. (NR/NR)
1,000,000	12.500	06/30/30	1,050,740

			6,659,290

Transportation(e)(f)(g) – 0.2%
Rand Parent LLC (BB-/Ba1)
2,705,000	8.500	02/15/30	2,810,928

TOTAL CORPORATE OBLIGATIONS (Cost $107,950,934)			$104,087,022

Asset-Backed Securities(e)(f)(i) – 1.0%

Collateralized Loan Obligations – 1.0%
Bryant Park CLO Ltd. Series 2025-27A, Class E (BB-/NR) (3 mo. USD Term SOFR + 5.450%)
$4,000,000	9.665%	07/20/38	$4,016,920
Elmwood CLO 45 Ltd. Series 2025-8A, Class E (NR/NR) (-1X 3 mo. USD Term SOFR + 4.850%)
2,500,000	0.000	10/17/38	2,500,000
Palmer Square CLO Ltd. Series 2025-4A, Class E (BB-/NR) (3 mo. USD Term SOFR + 4.700%)
3,000,000	8.657	10/20/38	3,000,633
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.932%)
4,900,000	8.117	08/16/34	4,902,690
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.982%)
4,000,000	8.311	04/18/36	4,008,368

TOTAL ASSET-BACKED SECURITIES (Cost $18,311,000)			$18,428,611

Shares	Description		Value

Common Stocks(d) – 0.4%

Aerospace & Defense – 0.2%
204,620	Swissport Ltd.		$3,693,602

Health Care Providers & Services – 0.1%
50,617	New Trojan/Careismatic		1,408,823

IT Services – 0.0%
11,094	DSG TopCo, Inc.		113,713

Shares	Description	Value

Common Stocks(d) – (continued)

Media – 0.1%
8,495	Audacy Capital Corp. Class B	$72,208
77,495	Audacy Capital LLC Class A	697,455
162,749	Bright Pattern Holdco(c)	163
579,399	Clear Channel Outdoor
	Holdings, Inc.	915,450

		1,685,276

Software(c) – 0.0%
229	Travelport LLC	—

Specialty Retail(c) – 0.0%
9,541	Neiman Marcus Group Ltd. LLC	1,192,625

TOTAL COMMON STOCKS (Cost $20,644,650)		$8,094,039

Units	Expiration Date	Value

Rights – 0.1%

Media – 0.1%
Cineworld Group PLC (NR/NR)
63,702	12/31/99	$1,370,926
(Cost $962,522)

Shares	Dividend Rate	Value

Preferred Stocks(c)(d) – 0.0%

Post Secondary Education – 0.0%
Travelport LLC
163	0.000	$107,580
(Cost $163,000)

Units	Expiration Date	Value

Warrants(d) – 0.0%

Aspect Software, Inc. (NR/NR)(c)
162,749	12/31/99	$163
New Trojan/Careismatic (NR/NR)
5,698	12/31/99	—
Noble Corp. PLC (NR/NR)
6,346	02/04/28	69,425
(Cost $15,865)

TOTAL WARRANTS (Cost $1,115,865)		$69,588

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Shares	Description	Value

Exchange Traded Funds – 4.3%

837,989	Eldridge BBB-B CLO ETF (NR/NR)	$22,474,865
1,366,053	SPDR Blackstone Senior Loan ETF (NR/NR)	56,800,484

TOTAL EXCHANGE TRADED FUNDS (Cost $79,237,055)		$79,275,349

Shares	Dividend Rate	Value

Investment Company(j) – 8.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
157,012,358	4.042%	$157,012,358
(Cost $157,012,358)

Securities Lending Reinvestment Vehicle(j) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,601,039	4.042%	$5,601,039
(Cost $5,601,039)

TOTAL INVESTMENTS – 104.1% (Cost $1,985,431,593)		$1,923,067,594

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.1)%		$(75,716,201)

NET ASSETS – 100.0%		$1,847,351,393

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Security is currently in default and/or non-income producing.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	All or a portion of security is on loan.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC (NR/NR), due 12/11/31	$ 692,328	$ 692,328	$ —

Clydesdale Acquisition Holdings, Inc. (B+/B2), due 04/01/32	75,833	75,696	(137)

Groundworks LLC (NR/NR), due 03/14/31	1,218,383	1,212,246	(303)

Kaman Corp. (NR/NR), due 02/26/32	913,741	905,189	(3,489)

TOTAL			$(3,929)

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	1,212,018	USD	1,421,612	12/08/25	$ 7,061

	USD	46,883,590	EUR	39,754,657	12/08/25	22,589

TOTAL						$29,650

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	259	12/31/25	$28,281,586	$ (9,646)

Short position contracts:
10 Year U.S. Treasury Notes	(226)	12/19/25	(25,425,000)	(46,066)
2 Year U.S. Treasury Notes	(132)	12/31/25	(27,508,594)	8,942

Total				$(37,124)

TOTAL FUTURES CONTRACTS				$(46,770)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 45	5.000%	3.204%	12/20/30	$158,350	$12,463,253	$11,860,415	$602,838

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR —Euro
USD —U.S. Dollar

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 45 —CDX North America High Yield Index 45
MS & Co. Int. PLC —Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 89.2%

Aerospace & Defense – 3.9%
Boeing Co.
$1,500,000	2.196	%(a)	02/04/26	$1,488,795
1,950,000	3.450	(a)	11/01/28	1,904,994
5,577,000	2.950	(a)	02/01/30	5,249,686
431,000	5.150	(a)	05/01/30	442,318
3,750,000	3.600	(a)	05/01/34	3,393,000
1,679,000	6.528	(a)	05/01/34	1,858,133
1,375,000	3.250	(a)	02/01/35	1,193,087
500,000	3.550	(a)	03/01/38	414,885
2,827,000	5.875		02/15/40	2,918,991
1,306,000	3.375	(a)	06/15/46	931,361
575,000	3.625	(a)	03/01/48	415,604
900,000	3.850	(a)	11/01/48	669,978
1,551,000	6.858	(a)	05/01/54	1,769,350
Hexcel Corp. (a)
796,000	5.875		02/26/35	832,974
Howmet Aerospace, Inc. (a)
802,000	4.850		10/15/31	822,956
RTX Corp. (a)
1,975,000	4.125		11/16/28	1,970,576

				26,276,688

Agriculture(a) – 2.4%
Altria Group, Inc.
975,000	4.800		02/14/29	990,337
1,880,000	5.250		08/06/35	1,900,548
BAT Capital Corp.
1,125,000	3.215		09/06/26	1,116,101
200,000	3.557		08/15/27	197,958
1,350,000	2.259		03/25/28	1,289,480
545,000	4.625		03/22/33	539,332
4,055,000	6.000		02/20/34	4,327,780
BAT International Finance PLC
4,575,000	5.931		02/02/29	4,804,802
Imperial Brands Finance PLC (b)
1,230,000	5.625		07/01/35	1,253,493

				16,419,831

Airlines(a) – 0.3%
Delta Air Lines, Inc.
1,670,000	5.250		07/10/30	1,704,636

Automotive(a) – 4.6%
Ford Motor Credit Co. LLC
210,000	3.375		11/13/25	209,597
5,725,000	6.950		06/10/26	5,798,910
586,000	5.850		05/17/27	593,401
General Motors Co.
2,925,000	6.800		10/01/27	3,053,203
General Motors Financial Co., Inc.
5,315,000	5.250		03/01/26	5,328,394
2,575,000	1.500		06/10/26	2,525,405
4,750,000	5.000		04/09/27	4,794,127
400,000	2.700		08/20/27	388,772
775,000	3.850		01/05/28	768,513

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(a) – (continued)
$1,705,000	5.850%		04/06/30	$1,783,311
1,720,000	5.450		07/15/30	1,772,064
266,000	5.750		02/08/31	277,135
1,088,000	3.100		01/12/32	979,940
449,000	5.950		04/04/34	466,668
351,000	5.450		09/06/34	352,836
Hyundai Capital America (b)
1,450,000	5.600		03/30/28	1,490,803
440,000	4.500		09/18/30	437,875

				31,020,954

Banks – 20.6%
Banco Santander SA
1,200,000	5.565		01/17/30	1,252,404
1,600,000	6.921		08/08/33	1,780,272
(1 yr. CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	364,076
Bank of America Corp. (a)(c)
(3 mo. USD Term SOFR + 1.252%)
275,000	2.496		02/13/31	254,471
(3 mo. USD Term SOFR + 1.302%)
968,000	3.419		12/20/28	952,715
(3 mo. USD Term SOFR + 1.332%)
5,356,000	3.970		03/05/29	5,331,255
(3 mo. USD Term SOFR + 1.572%)
1,950,000	4.271		07/23/29	1,955,928
(5 yr. CMT + 1.200%)
1,025,000	2.482		09/21/36	890,305
(Secured Overnight Financing Rate + 1.330%)
675,000	2.972		02/04/33	614,621
(Secured Overnight Financing Rate + 1.570%)
1,615,000	5.819		09/15/29	1,688,531
(Secured Overnight Financing Rate + 1.630%)
1,210,000	5.202		04/25/29	1,240,165
(Secured Overnight Financing Rate + 1.640%)
2,270,000	5.464		05/09/36	2,369,540
(Secured Overnight Financing Rate + 1.738%)
2,395,000	5.518		10/25/35	2,456,671
(Secured Overnight Financing Rate + 1.830%)
3,640,000	4.571		04/27/33	3,632,647
Barclays PLC
1,375,000	5.200		05/12/26	1,381,215
6,625,000	4.836	(a)	05/09/28	6,660,775
(Secured Overnight Financing Rate + 1.080%)
1,605,000	4.476	(a)(c)	11/11/29	1,607,761
(Secured Overnight Financing Rate + 1.560%)
1,135,000	4.942	(a)(c)	09/10/30	1,151,843
(Secured Overnight Financing Rate + 1.590%)
1,235,000	5.785	(a)(c)	02/25/36	1,288,303
BNP Paribas SA (a)(b)(c)
(1 yr. CMT + 1.500%)
1,680,000	5.335		06/12/29	1,725,343
(Secured Overnight Financing Rate + 1.507%)
370,000	3.052		01/13/31	347,819

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.920%)
$1,275,000	5.906%	11/19/35	$1,322,787
BPCE SA (b)
1,350,000	4.625	09/12/28	1,358,910
Capital One NA (a)
1,500,000	4.650	09/13/28	1,517,700
Citigroup, Inc. (a)(c)
(3 mo. USD Term SOFR + 1.825%)
1,973,000	3.887	01/10/28	1,965,522
(5 yr. CMT + 1.730%)
830,000	5.411	09/19/39	834,026
(5 yr. CMT + 2.572%)
1,480,000	6.750	02/15/30	1,503,428
(5 yr. CMT + 3.417%)
1,568,000	3.875	02/18/26	1,553,135
(5 yr. CMT + 3.597%)
1,900,000	4.000	12/10/25	1,890,633
(Secured Overnight Financing Rate + 1.422%)
1,025,000	2.976	11/05/30	970,521
(Secured Overnight Financing Rate + 1.447%)
1,535,000	5.449	06/11/35	1,591,350
(Secured Overnight Financing Rate + 2.338%)
1,645,000	6.270	11/17/33	1,794,613
(Secured Overnight Financing Rate + 3.914%)
675,000	4.412	03/31/31	673,697
Citizens Financial Group, Inc. (a)(c)
(Secured Overnight Financing Rate + 1.259%)
440,000	5.253	03/05/31	450,872
(Secured Overnight Financing Rate + 2.010%)
3,075,000	5.841	01/23/30	3,204,980
Credit Agricole SA (a)(b)(c) (5 yr. USD Swap + 6.185%)
1,290,000	8.125	12/23/25	1,299,069
Fifth Third Bancorp (a)(c)
(Secured Overnight Financing Rate + 1.486%)
782,000	4.895	09/06/30	794,543
(Secured Overnight Financing Rate + 2.340%)
303,000	6.339	07/27/29	319,226
First Horizon Corp. (a)(c) (Secured Overnight Financing Rate + 1.766%)
580,000	5.514	03/07/31	596,948
HSBC Bank USA NA
800,000	5.625	08/15/35	834,032
HSBC Holdings PLC
600,000	7.625	05/17/32	669,336
Huntington Bancshares, Inc. (a)(c)
(5 yr. CMT + 1.700%)
185,000	6.141	11/18/39	192,487
(Secured Overnight Financing Rate + 1.276%)
1,590,000	5.272	01/15/31	1,638,495
(Secured Overnight Financing Rate + 1.870%)
2,685,000	5.709	02/02/35	2,796,830
(Secured Overnight Financing Rate + 2.020%)
3,035,000	6.208	08/21/29	3,193,427

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
ING Groep NV (a)(c)
(Secured Overnight Financing Rate + 1.005%)
$1,725,000	1.726%	04/01/27	$1,702,696
(Secured Overnight Financing Rate + 1.440%)
1,620,000	5.335	03/19/30	1,671,273
JPMorgan Chase & Co. (a)(c)
(3 mo. USD Term SOFR + 1.622%)
875,000	3.882	07/24/38	787,894
(3 mo. USD Term SOFR + 2.515%)
3,650,000	2.956	05/13/31	3,422,715
(Secured Overnight Financing Rate + 1.635%)
1,445,000	5.576	07/23/36	1,499,159
(Secured Overnight Financing Rate + 1.680%)
1,550,000	5.572	04/22/36	1,635,111
(Secured Overnight Financing Rate + 1.800%)
3,424,000	4.586	04/26/33	3,430,882
Lloyds Banking Group PLC (a)(c) (1 yr. CMT + 0.850%)
350,000	1.627	05/11/27	344,358
M&T Bank Corp. (a)(c)
(5 yr. CMT + 1.430%)
1,225,000	5.400	07/30/35	1,234,298
(Secured Overnight Financing Rate + 1.400%)
620,000	5.179	07/08/31	634,731
(Secured Overnight Financing Rate + 1.610%)
1,670,000	5.385	01/16/36	1,693,196
(Secured Overnight Financing Rate + 2.260%)
3,355,000	6.082	03/13/32	3,565,526
Macquarie Group Ltd. (a)(b)(c) (3 mo. USD Term SOFR + 1.634%)
1,900,000	3.763	11/28/28	1,877,618
Morgan Stanley (a)(c)
2,720,000	3.971	07/22/38	2,433,502
(Secured Overnight Financing Rate + 1.360%)
725,000	2.484	09/16/36	630,083
(Secured Overnight Financing Rate + 1.590%)
1,645,000	5.164	04/20/29	1,683,361
(Secured Overnight Financing Rate + 1.630%)
6,385,000	5.449	07/20/29	6,596,344
(Secured Overnight Financing Rate + 1.757%)
575,000	5.664	04/17/36	606,723
(Secured Overnight Financing Rate + 2.076%)
1,606,000	4.889	07/20/33	1,628,677
NatWest Group PLC (a)(c) (1 yr. CMT + 1.050%)
380,000	5.115	05/23/31	389,682
PNC Financial Services Group, Inc. (a)(c) (Secured Overnight
Financing Rate + 1.599%)
1,170,000	5.401	07/23/35	1,210,821
Regions Financial Corp. (a)(c) (Secured Overnight Financing Rate + 1.490%)
1,975,000	5.722	06/06/30	2,057,792
Santander U.K. Group Holdings PLC (a)(c)
(3 mo. USD LIBOR + 1.400%)
325,000	3.823	11/03/28	321,711
(Secured Overnight Financing Rate + 1.070%)
420,000	4.320	09/22/29	418,891

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Shinhan Bank Co. Ltd. (b)
$260,000	4.500%		04/12/28	$262,467
State Street Corp. (a)(c) (5 yr. CMT + 2.135%)
1,375,000	6.450		09/15/30	1,418,395
Sumitomo Mitsui Trust Group, Inc. (a)(b)(c) (Secured Overnight Financing Rate + 1.650%)
695,000	5.416		09/11/36	703,555
Truist Financial Corp. (a)(c)
(5 yr. CMT + 4.605%)
3,055,000	4.950		10/06/25	3,050,112
(Secured Overnight Financing Rate + 1.620%)
837,000	5.435		01/24/30	866,170
(Secured Overnight Financing Rate + 1.922%)
2,810,000	5.711		01/24/35	2,948,140
(Secured Overnight Financing Rate + 2.361%)
1,055,000	5.867		06/08/34	1,117,815
U.S. Bancorp (a)(c) (Secured Overnight Financing Rate + 2.020%)
1,260,000	5.775		06/12/29	1,311,509
UBS Group AG (a)(b)
3,347,000	4.282		01/09/28	3,348,105
(5 yr. CMT + 4.758%)
405,000	9.250	(c)	11/13/33	482,558
(Secured Overnight Financing Rate + 1.730%)
1,260,000	3.091	(c)	05/14/32	1,166,256
(Secured Overnight Financing Rate + 1.760%)
615,000	5.580	(c)	05/09/36	639,901
(Secured Overnight Financing Rate + 5.020%)
1,875,000	9.016	(c)	11/15/33	2,349,469
Wells Fargo & Co. (a)(c)
(3 mo. USD Term SOFR + 1.572%)
498,000	3.584		05/22/28	493,413
(Secured Overnight Financing Rate + 1.340%)
1,380,000	4.892		09/15/36	1,376,867
(Secured Overnight Financing Rate + 1.510%)
1,325,000	3.526		03/24/28	1,313,234
(Secured Overnight Financing Rate + 2.100%)
2,378,000	4.897		07/25/33	2,415,620
Wells Fargo Bank NA
824,000	5.950		08/26/36	877,881

				139,531,738

Beverages – 1.3%
Anheuser-Busch InBev Worldwide, Inc.
180,000	8.200		01/15/39	232,524
Bacardi Ltd. (a)(b)
2,275,000	4.700		05/15/28	2,292,654
700,000	5.300		05/15/48	634,291
Bacardi Ltd./Bacardi-Martini BV (a)(b)
1,475,000	5.900		06/15/43	1,465,781
Constellation Brands, Inc. (a)
450,000	4.350		05/09/27	451,188
350,000	4.650		11/15/28	353,951
455,000	4.800		01/15/29	461,711
477,000	4.800		05/01/30	483,688

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Beverages – (continued)
JDE Peet’s NV (a)(b)
$1,970,000	2.250%	09/24/31	$1,707,813
Pernod Ricard International Finance LLC (a)(b)
1,107,000	1.625	04/01/31	954,101

			9,037,702

Biotechnology(a) – 0.2%
Royalty Pharma PLC
739,000	2.200	09/02/30	663,075
761,000	5.400	09/02/34	777,027

			1,440,102

Building Materials(a) – 0.1%
Carlisle Cos., Inc.
425,000	5.550	09/15/40	430,423
Owens Corning
422,000	5.950	06/15/54	435,247

			865,670

Chemicals(a) – 0.7%
Celanese U.S. Holdings LLC
789,000	6.665	07/15/27	809,183
715,000	6.850	11/15/28	741,848
DuPont de Nemours, Inc.
76,000	5.319	11/15/38	78,256
792,000	5.419	11/15/48	783,375
Huntsman International LLC
1,032,000	4.500	05/01/29	988,243
International Flavors & Fragrances, Inc. (b)
190,000	2.300	11/01/30	169,995
LYB International Finance BV
725,000	4.875	03/15/44	620,295
Sherwin-Williams Co.
475,000	4.000	12/15/42	395,409

			4,586,604

Commercial Services – 1.0%
Ashtead Capital, Inc. (a)(b)
925,000	1.500	08/12/26	902,032
525,000	2.450	08/12/31	465,917
456,000	5.800	04/15/34	477,979
DP World Ltd.
360,000	5.625	09/25/48	353,700
Global Payments, Inc. (a)
1,150,000	4.450	06/01/28	1,151,840
GXO Logistics, Inc. (a)
2,573,000	2.650	07/15/31	2,293,366
887,000	6.500	05/06/34	952,567

			6,597,401

Computers – 0.6%
Dell International LLC/EMC Corp. (a)
1,325,000	4.900	10/01/26	1,332,393
Dell, Inc.
2,075,000	7.100	04/15/28	2,216,038

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers – (continued)
Hewlett Packard Enterprise Co. (a)
$105,000	5.000%		10/15/34	$104,140
NetApp, Inc. (a)
705,000	5.500		03/17/32	732,939

				4,385,510

Diversified Financial Services – 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
725,000	6.450		04/15/27	747,801
4,025,000	4.625		10/15/27	4,056,516
775,000	3.000		10/29/28	747,038
920,000	5.375		12/15/31	951,860
Air Lease Corp. (a)
2,450,000	3.750		06/01/26	2,436,721
325,000	3.625		04/01/27	321,516
Aircastle Ltd./Aircastle Ireland DAC (a)(b)
478,000	5.250		03/15/30	487,627
695,000	5.000		09/15/30	700,664
Ally Financial, Inc. (a)
2,610,000	4.750		06/09/27	2,625,477
1,575,000	2.200		11/02/28	1,471,302
(Secured Overnight Financing Rate + 1.960%)
407,000	5.737	(c)	05/15/29	416,687
Aviation Capital Group LLC (a)(b)
3,650,000	1.950		01/30/26	3,616,456
655,000	5.375		07/15/29	671,048
Avolon Holdings Funding Ltd. (a)(b)
1,450,000	3.250		02/15/27	1,426,264
1,675,000	4.950		10/15/32	1,656,776
Capital One Financial Corp. (a)
1,750,000	4.100		02/09/27	1,747,568
(Secured Overnight Financing Rate + 1.990%)
2,125,000	5.884	(c)	07/26/35	2,227,637
(Secured Overnight Financing Rate + 2.036%)
430,000	6.183	(c)	01/30/36	446,430
(Secured Overnight Financing Rate + 2.600%)
1,590,000	5.247	(c)	07/26/30	1,633,661
(Secured Overnight Financing Rate + 3.070%)
1,165,000	7.624	(c)	10/30/31	1,317,697
Intercontinental Exchange, Inc. (a)
350,000	3.625		09/01/28	345,898
Jefferies Financial Group, Inc. (a)
1,220,000	6.200		04/14/34	1,296,030
Macquarie Airfinance Holdings Ltd. (a)(b)
1,267,000	5.200		03/27/28	1,288,463
135,000	6.400		03/26/29	141,950
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,329,471

				35,108,558

Electrical – 4.0%
American Electric Power Co., Inc. (a)
350,000	2.300		03/01/30	320,152
Berkshire Hathaway Energy Co. (a)
500,000	2.850		05/15/51	317,200

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
CMS Energy Corp. (a)
$500,000	4.875%		03/01/44	$453,040
Dominion Energy, Inc. (a)
925,000	3.375		04/01/30	888,814
DTE Energy Co. (a)
4,736,000	4.875		06/01/28	4,818,217
Duke Energy Corp. (a)
400,000	4.800		12/15/45	356,844
Duquesne Light Holdings, Inc. (a)(b)
1,075,000	2.532		10/01/30	961,760
Emera U.S. Finance LP (a)
575,000	3.550		06/15/26	571,107
ITC Holdings Corp. (a)(b)
673,000	2.950		05/14/30	630,540
NextEra Energy Capital Holdings, Inc. (a)
2,055,000	1.900		06/15/28	1,942,756
Pacific Gas & Electric Co. (a)
1,225,000	2.950		03/01/26	1,216,792
2,075,000	2.100		08/01/27	1,995,299
480,000	5.000		06/04/28	486,518
950,000	6.400		06/15/33	1,021,136
650,000	6.950		03/15/34	720,623
675,000	5.800		05/15/34	699,631
1,594,000	5.700		03/01/35	1,634,105
Progress Energy, Inc.
1,400,000	7.000		10/30/31	1,575,658
Public Service Electric & Gas Co. (a)
975,000	3.950		05/01/42	819,731
Sempra (a)
1,125,000	3.800		02/01/38	962,809
Southern California Edison Co. (a)
1,325,000	4.200		03/01/29	1,309,166
275,000	4.050		03/15/42	221,249
Vistra Operations Co. LLC (a)(b)
975,000	4.300		07/15/29	967,366
Xcel Energy, Inc. (a)

2,380,000	3.350		12/01/26	2,356,676

				27,247,189

Electronics(a) – 0.3%
Allegion U.S. Holding Co., Inc.
460,000	5.600		05/29/34	480,245
Keysight Technologies, Inc.
851,000	5.350		07/30/30	885,125
Tyco Electronics Group SA

580,000	4.500		02/09/31	587,157

				1,952,527

Engineering & Construction(a) – 0.3%
MasTec, Inc.
551,000	5.900		06/15/29	576,379
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	235,200
800,000	5.500		07/31/47	694,000

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(a) – (continued)

$220,000	5.500	%(b)	07/31/47	$190,850

				1,696,429

Entertainment(a)(b) – 0.2%
Flutter Treasury DAC
1,235,000	5.875		06/04/31	1,254,081

Food & Drug Retailing(a) – 1.9%
Campbell’s Co.
314,000	5.400		03/21/34	321,655
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	927,150
J.M. Smucker Co.
1,748,000	6.200		11/15/33	1,897,629
Mars, Inc. (b)
375,000	4.800		03/01/30	382,102
675,000	5.000		03/01/32	690,403
4,750,000	5.200		03/01/35	4,853,740
3,800,000	5.700		05/01/55	3,852,174
Sysco Corp.
150,000	6.600		04/01/40	167,453

				13,092,306

Food Service(a)(b) – 0.2%
Sodexo, Inc.
1,567,000	5.150		08/15/30	1,603,198

Forest Products & Paper(a) – 0.1%
Suzano Netherlands BV
360,000	5.500		01/15/36	361,044

Hand/Machine Tools(a) – 0.3%
Regal Rexnord Corp.
2,054,000	6.300		02/15/30	2,177,569

Healthcare Providers & Services – 4.6%
CommonSpirit Health
150,000	4.350		11/01/42	129,030
510,000	6.461	(a)	11/01/52	556,745
HCA, Inc. (a)
5,750,000	5.250		06/15/26	5,759,775
7,384,000	3.500		09/01/30	7,052,458
1,145,000	5.500		06/01/33	1,190,319
Humana, Inc. (a)
345,000	5.375		04/15/31	354,967
Icon Investments Six DAC (a)
1,095,000	5.849		05/08/29	1,142,917
IQVIA, Inc. (a)
1,140,000	6.250		02/01/29	1,200,488
Novant Health, Inc. (a)
710,000	3.168		11/01/51	480,716
Revvity, Inc. (a)
1,405,000	1.900		09/15/28	1,309,657
1,200,000	3.300		09/15/29	1,148,160
Solventum Corp. (a)
1,311,000	5.400		03/01/29	1,353,018
4,605,000	5.600		03/23/34	4,797,489

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
STERIS Irish FinCo UnLtd Co. (a)
$218,000	2.700%		03/15/31	$198,565
UnitedHealth Group, Inc. (a)
500,000	3.050		05/15/41	380,270
1,074,000	5.625		07/15/54	1,068,158
2,625,000	6.050		02/15/63	2,743,099

				30,865,831

Insurance – 0.5%
American International Group, Inc. (a)
420,000	4.850		05/07/30	429,849
398,000	4.500		07/16/44	354,837
Arch Capital Finance LLC (a)
400,000	4.011		12/15/26	399,328
Hartford Insurance Group, Inc.
200,000	6.625		04/15/42	218,380
Teachers Insurance & Annuity Association of America (b)
890,000	4.900		09/15/44	821,470
Willis North America, Inc. (a)
1,200,000	2.950		09/15/29	1,139,796

				3,363,660

Internet(a) – 0.8%
Expedia Group, Inc.
196,000	2.950		03/15/31	181,563
2,475,000	5.400		02/15/35	2,541,058
Uber Technologies, Inc.
475,000	4.500	(b)	08/15/29	474,934
1,275,000	4.800		09/15/34	1,276,657
725,000	4.800		09/15/35	717,996

				5,192,208

Investment Companies(a) – 1.6%
Apollo Debt Solutions BDC (b)
1,266,000	6.550		03/15/32	1,328,022
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	2,368,958
125,000	3.250		03/15/27	122,616
690,000	5.050		09/10/30	681,582
Blackstone Secured Lending Fund
3,000,000	2.125		02/15/27	2,902,500
745,000	5.300		06/30/30	749,962
Blue Owl Credit Income Corp.
1,685,000	5.800		03/15/30	1,708,219
JAB Holdings BV (b)
700,000	2.200		11/23/30	613,354

				10,475,213

Iron/Steel – 0.7%
ArcelorMittal SA
1,900,000	4.550		03/11/26	1,899,164
POSCO (b)
240,000	5.750		01/17/28	247,457
Steel Dynamics, Inc. (a)
1,950,000	1.650		10/15/27	1,855,444

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel – (continued)
Vale Overseas Ltd. (a)
$860,000	6.400%		06/28/54	$882,601

				4,884,666

Leisure Time(a) – 0.4%
Royal Caribbean Cruises Ltd.
850,000	6.250	(b)	03/15/32	877,889
1,525,000	6.000	(b)	02/01/33	1,563,628
395,000	5.375		01/15/36	396,463

				2,837,980

Lodging(a) – 1.6%
Choice Hotels International, Inc.
1,349,000	3.700		01/15/31	1,263,217
4,012,000	5.850		08/01/34	4,103,634
Hyatt Hotels Corp.
1,963,000	5.500		06/30/34	2,009,700
Las Vegas Sands Corp.
430,000	5.625		06/15/28	439,019
160,000	6.000		06/14/30	166,536
Marriott International, Inc.
543,000	4.000		04/15/28	541,463
1,350,000	5.550		10/15/28	1,402,772
675,000	4.650		12/01/28	683,660
325,000	4.800		03/15/30	330,626

				10,940,627

Machinery-Diversified(a) – 0.1%
AGCO Corp.
805,000	5.800		03/21/34	836,773

Media – 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
1,050,000	3.750		02/15/28	1,033,946
6,750,000	4.200		03/15/28	6,717,262
256,000	6.650		02/01/34	273,725
800,000	6.550		06/01/34	852,472
625,000	6.384		10/23/35	654,450
Comcast Corp. (a)
475,000	3.750		04/01/40	398,848
News Corp. (a)(b)
2,096,000	3.875		05/15/29	2,025,281
Time Warner Cable Enterprises LLC
700,000	8.375		07/15/33	821,541
Time Warner Cable LLC (a)
675,000	5.875		11/15/40	645,442
Videotron Ltd. (a)(b)
1,659,000	5.700		01/15/35	1,689,907

				15,112,874

Mining(b) – 0.5%
Glencore Finance Canada Ltd.
525,000	5.550		10/25/42	514,962
Glencore Funding LLC (a)
1,075,000	4.000		03/27/27	1,070,969

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Mining(b) – (continued)
$925,000	2.850%		04/27/31	$846,005
725,000	2.625		09/23/31	650,716

				3,082,652

Miscellaneous Manufacturing – 0.2%
General Electric Co.
1,294,000	5.875		01/14/38	1,408,286

Oil Field Services – 2.4%
Continental Resources, Inc. (a)
25,000	4.375		01/15/28	24,849
925,000	5.750	(b)	01/15/31	953,703
Diamondback Energy, Inc. (a)
2,215,000	6.250		03/15/33	2,385,644
890,000	5.400		04/18/34	909,589
Marathon Petroleum Corp. (a)
2,095,000	3.800		04/01/28	2,072,919
Occidental Petroleum Corp. (a)
2,500,000	8.875		07/15/30	2,886,000
1,030,000	5.375		01/01/32	1,047,273
575,000	5.550		10/01/34	583,038
Ovintiv, Inc.
800,000	5.375	(a)	01/01/26	800,056
1,025,000	8.125		09/15/30	1,170,652
Petronas Capital Ltd. (a)(b)
370,000	4.950		01/03/31	381,855
350,000	5.340		04/03/35	364,528
QatarEnergy (a)(b)
200,000	3.125		07/12/41	153,786
Raizen Fuels Finance SA (a)(b)
470,000	6.700		02/25/37	453,019
310,000	6.950		03/05/54	287,680
Reliance Industries Ltd. (b)
890,000	3.625		01/12/52	658,992
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,073,875
240,000	5.750	(a)(b)	07/17/54	238,474

				16,445,932

Packaging(a) – 0.2%
Berry Global, Inc.
1,225,000	1.650		01/15/27	1,186,645

Pharmaceuticals(a) – 2.9%
Cardinal Health, Inc.
575,000	4.500		09/15/30	576,920
335,000	5.450		02/15/34	347,516
1,990,000	5.350		11/15/34	2,045,342
Cigna Group
4,631,000	4.800		08/15/38	4,420,892
1,675,000	4.900		12/15/48	1,504,133
CVS Health Corp.
1,125,000	4.875		07/20/35	1,095,851
1,250,000	5.450		09/15/35	1,272,500
7,039,000	4.780		03/25/38	6,599,837

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals(a) – (continued)
EMD Finance LLC (b)
$1,465,000	5.000%		10/15/35	$1,465,557

				19,328,548

Pipelines – 3.4%
Abu Dhabi Crude Oil Pipeline LLC (b)
490,000	4.600		11/02/47	453,711
Columbia Pipelines Operating Co. LLC (a)(b)
1,010,000	6.036		11/15/33	1,077,882
Enbridge, Inc. (a)
1,250,000	1.600		10/04/26	1,218,725
40,000	6.200		11/15/30	43,153
Energy Transfer LP (a)
3,872,000	3.900		07/15/26	3,862,785
300,000	5.500		06/01/27	305,196
354,000	4.950		05/15/28	359,845
650,000	7.375	(b)	02/01/31	678,996
1,472,000	6.550		12/01/33	1,611,339
456,000	5.150		03/15/45	409,739
Galaxy Pipeline Assets Bidco Ltd. (b)
200,000	2.625		03/31/36	175,750
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,279,817
650,000	6.550		09/15/40	706,459
MPLX LP (a)
950,000	4.500		04/15/38	860,006
520,000	5.500		02/15/49	484,177
ONEOK, Inc. (a)
2,618,000	5.550		11/01/26	2,650,803
2,245,000	4.550		07/15/28	2,262,803
Sabine Pass Liquefaction LLC (a)
900,000	5.000		03/15/27	905,778
Valero Energy Partners LP (a)
675,000	4.500		03/15/28	679,975
Western Midstream Operating LP (a)
2,307,000	5.450		04/01/44	2,091,342
Williams Cos., Inc. (a)
1,050,000	4.650		08/15/32	1,048,939

				23,167,220

Real Estate(a) – 0.1%
CBRE Services, Inc.
450,000	5.500		04/01/29	466,916
485,000	5.950		08/15/34	517,849

				984,765

Real Estate Investment Trust(a) – 4.4%
Agree LP
295,000	4.800		10/01/32	296,552
695,000	5.625		06/15/34	722,640
430,000	5.600		06/15/35	448,090
American Homes 4 Rent LP
710,000	4.950		06/15/30	722,695
225,000	2.375		07/15/31	199,368
275,000	5.250		03/15/35	278,080

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
Cousins Properties LP
$1,350,000	5.250%	07/15/30	$1,382,481
1,782,000	5.375	02/15/32	1,824,305
1,863,000	5.875	10/01/34	1,954,566
Crown Castle, Inc.
6,225,000	4.000	03/01/27	6,201,905
Essential Properties LP
870,000	5.400	12/01/35	872,975
Essex Portfolio LP
2,375,000	3.000	01/15/30	2,249,268
Extra Space Storage LP
430,000	4.950	01/15/33	432,778
GLP Capital LP/GLP Financing II, Inc.
830,000	6.750	12/01/33	900,990
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	754,373
Healthpeak OP LLC
381,000	5.375	02/15/35	389,454
Highwoods Realty LP
1,585,000	7.650	02/01/34	1,803,255
Host Hotels & Resorts LP
860,000	5.700	06/15/32	886,694
480,000	5.700	07/01/34	491,837
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	566,412
305,000	5.450	08/15/30	317,224
Kilroy Realty LP
670,000	6.250	01/15/36	693,912
Kimco Realty OP LLC
2,125,000	3.800	04/01/27	2,114,630
NNN REIT, Inc.
870,000	5.600	10/15/33	909,576
Phillips Edison Grocery Center Operating Partnership I LP
415,000	5.750	07/15/34	431,617
425,000	4.950	01/15/35	418,549
Realty Income Corp.
1,125,000	4.000	07/15/29	1,117,901
WP Carey, Inc.
50,000	2.400	02/01/31	44,857

			29,426,984

Retailing(a) – 1.6%
7-Eleven, Inc. (b)
1,280,000	2.500	02/10/41	889,357
AutoNation, Inc.
1,425,000	4.750	06/01/30	1,432,624
1,525,000	2.400	08/01/31	1,330,639
2,326,000	5.890	03/15/35	2,402,362
Dollar General Corp.
1,178,000	3.500	04/03/30	1,131,846
2,075,000	5.450	07/05/33	2,151,422
Ferguson Enterprises, Inc.
405,000	4.350	03/15/31	402,546

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – (continued)
Lowe’s Cos., Inc.
$1,450,000	4.250%		04/01/52	$1,170,135

				10,910,931

Savings & Loans(a)(b)(c) – 0.5%
Nationwide Building Society
(3 mo. USD LIBOR + 1.855%)
2,525,000	3.960		07/18/30	2,483,312
(Secured Overnight Financing Rate + 1.650%)
845,000	5.537		07/14/36	868,356

				3,351,668

Semiconductors(a) – 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
625,000	3.875		01/15/27	625,000
Broadcom, Inc.
1,555,000	5.200		07/15/35	1,604,418
2,364,000	3.137	(b)	11/15/35	2,046,586
1,306,000	3.187	(b)	11/15/36	1,114,880
2,155,000	4.900		02/15/38	2,143,880
Intel Corp.
549,000	5.150		02/21/34	557,345
1,610,000	5.700		02/10/53	1,556,886
NXP BV/NXP Funding LLC/NXP USA, Inc.
525,000	4.400		06/01/27	526,617
1,435,000	2.650		02/15/32	1,275,901
1,301,000	5.000		01/15/33	1,317,419

				12,768,932

Software(a) – 6.5%
AppLovin Corp.
1,226,000	5.375		12/01/31	1,268,407
3,112,000	5.500		12/01/34	3,211,117
Constellation Software, Inc. (b)
780,000	5.461		02/16/34	797,004
MSCI, Inc. (b)
3,500,000	4.000		11/15/29	3,421,775
2,795,000	3.875		02/15/31	2,678,309
2,125,000	3.625		11/01/31	1,996,947
700,000	3.250		08/15/33	625,975
Oracle Corp.
2,062,000	2.950		04/01/30	1,942,755
825,000	4.650		05/06/30	836,022
3,200,000	2.875		03/25/31	2,940,352
2,720,000	4.800		09/26/32	2,724,026
2,270,000	4.700		09/27/34	2,216,428
2,275,000	5.500		08/03/35	2,340,497
3,160,000	5.200		09/26/35	3,176,211
425,000	3.600		04/01/40	341,207
950,000	4.000		11/15/47	734,816
2,775,000	6.900		11/09/52	3,090,434
Paychex, Inc.
4,175,000	5.100		04/15/30	4,294,739
276,000	5.350		04/15/32	286,350

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software(a) – (continued)
Synopsys, Inc.
	$1,325,000	4.850%	04/01/30	$1,349,565
	867,000	5.000	04/01/32	885,762
	1,796,000	5.150	04/01/35	1,825,526
VMware LLC
	1,075,000	1.800	08/15/28	1,008,017

				43,992,241

Sovereign(a)(b) – 0.3%
Eagle Funding Luxco SARL
	1,990,000	5.500	08/17/30	2,020,845

Telecommunication Services – 2.6%
AT&T, Inc. (a)
	175,000	4.900	08/15/37	170,835
	925,000	4.850	03/01/39	886,788
	886,000	4.750	05/15/46	790,347
British Telecommunications PLC
	1,415,000	9.625	12/15/30	1,742,063
NTT Finance Corp. (a)(b)
	1,562,000	5.171	07/16/32	1,599,910
	934,000	5.502	07/16/35	965,812
Rogers Communications, Inc. (a)
	2,628,000	3.800	03/15/32	2,480,858
	300,000	4.500	03/15/42	260,922
T-Mobile USA, Inc. (a)
	2,191,000	3.875	04/15/30	2,147,750
	380,000	2.875	02/15/31	350,398
	3,275,000	3.500	04/15/31	3,115,966
Verizon Communications, Inc. (a)
	475,000	3.150	03/22/30	453,939
	2,800,000	2.550	03/21/31	2,545,592

				17,511,180

Transportation(a) – 0.2%
Burlington Northern Santa Fe LLC
	1,225,000	5.750	05/01/40	1,296,907

Trucking & Leasing(a)(b) – 0.8%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	3,675,000	4.400	07/01/27	3,681,578
	525,000	5.875	11/15/27	541,044
	836,000	5.250	07/01/29	859,701

				5,082,323

TOTAL CORPORATE OBLIGATIONS (Cost $598,438,694)				$602,835,628

Sovereign Debt Obligations – 1.8%

Euro – 0.3%
Mexico Government International Bonds (a)
EUR	130,000	1.350%	09/18/27	$148,718
	1,152,000	1.450	10/25/33	1,104,403
Peru Government International Bonds (a)
	100,000	1.250	03/11/33	99,758

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

Euro – (continued)
Philippines Government International Bonds
EUR	450,000	0.700%	02/03/29	$491,340
Romania Government International Bonds (b)
	90,000	2.124	07/16/31	90,079

				1,934,298

Sovereign – 0.5%
Mexico Government International Bonds (a)
	$2,540,000	3.250	04/16/30	2,397,760
	802,000	3.500	02/12/34	696,737
Romania Government International Bonds (b)
	160,000	3.000	02/27/27	156,101

				3,250,598

United States Dollar – 1.0%
Chile Government International Bonds
	150,000	3.625	10/30/42	121,875
	200,000	3.500 (a)	01/25/50	146,000
Export-Import Bank of Korea
	390,000	5.125	01/11/33	407,160
Hungary Government International Bonds (b)
	470,000	3.125	09/21/51	296,523
Mexico Government International Bonds (a)
	1,399,000	3.771	05/24/61	885,567
	440,000	3.750	04/19/71	267,300
Panama Government International Bonds (a)
	380,000	2.252	09/29/32	308,104
	650,000	6.853	03/28/54	660,319
	200,000	3.870	07/23/60	129,600
	390,000	4.500	01/19/63	284,310
Peru Government International Bonds (a)
	630,000	5.500	03/30/36	643,230
	430,000	2.780	12/01/60	241,230
Philippines Government International Bonds
	210,000	2.650	12/10/45	141,304
Republic of Poland Government International Bonds (a)
	570,000	5.125	09/18/34	582,597
	700,000	5.500	03/18/54	676,410
Romania Government International Bonds
	70,000	6.375	01/30/34	70,915
	560,000	6.125	01/22/44	523,110
State of Israel
	400,000	3.800	05/13/60	265,150

				6,650,704

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $13,516,546)				$11,835,600

Municipal Debt Obligations – 0.4%

California – 0.1%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%	10/01/39	$532,316

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
$1,250,000	6.630%	02/01/35	$1,323,039
Illinois State GO Bonds Taxable-Pension Series 2003
872,549	5.100	06/01/33	887,630

			2,210,669

Pennsylvania – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	255,409

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,904,239)			$2,998,394

U.S. Treasury Obligations(d) – 0.2%

U.S. Treasury Bonds
$1,160,000	4.750%	11/15/53	$1,161,994
(Cost $1,190,479)

Shares	Dividend Rate		Value

Investment Company(e) – 3.6%

Goldman Sachs Financial Square Government Fund — Institutional Shares
24,413,255	4.042%		$24,413,255
(Cost $24,413,255)

TOTAL INVESTMENTS – 95.2% (Cost $640,463,213)			$643,244,871

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%			32,649,807

NET ASSETS – 100.0%			$675,894,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Represents an affiliated issuer.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

HSBC Bank PLC	USD	1,957,869	EUR	1,660,748	12/08/25	$254

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	97	12/19/25	$10,912,500	$ (39,590)
2 Year U.S. Treasury Notes	191	12/31/25	39,804,102	(7,925)
20 Year U.S. Treasury Bonds	443	12/19/25	51,651,031	1,039,115
5 Year U.S. Treasury Notes	55	12/31/25	6,005,742	(10,771)
Ultra Long U.S. Treasury Bonds	510	12/19/25	61,231,875	1,455,801

Total				$2,436,630

Short position contracts:
Ultra 10-Year U.S. Treasury Notes	(256)	12/19/25	(29,460,000)	(248,247)

TOTAL FUTURES CONTRACTS				$2,188,383

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$12,310	$ 10,020	$ (4,139)	$ 14,159
3.294(c)	12M SOFR(c)	09/15/27		22,600	12,206	(59,615)	71,821
2.250(d)	12M CDOR(d)	12/17/27	CAD	2,150	2,432	7,225	(4,793)
12M SOFR(b)	3.368%(b)	06/23/28		$71,650	117,499	54,307	63,192
3.253(c)	12M SOFR(c)	02/28/30		11,530	34,636	2,295	32,341
3.600(c)	12M SOFR(c)	06/23/30		75,350	(241,806)	(69,653)	(172,153)
3.528(c)	12M SOFR(c)	07/15/30		3,610	(17,376)	(2,197)	(15,179)
12M SOFR(c)	3.373(c)	11/06/30		10,810	(336)	37,204	(37,540)
12M SOFR(c)	3.379(c)	08/31/31		17,480	(1,884)	59,988	(61,872)
12M SOFR(c)	3.845(c)	05/21/32		6,170	98,249	(6,678)	104,927
12M SOFR(c)	4.098(c)	06/24/35		18,340	111,751	1,091	110,660
2.500(c)	6M EURO(d)	12/17/35	EUR	960	20,321	19,427	894
3.805(c)	12M SOFR(c)	08/31/36		$9,620	(78,064)	(78,404)	340
12M SOFR(c)	4.574(c)	07/16/40		20,490	77,899	(41,592)	119,491
4.213(c)	12M SOFR(c)	05/21/55		4,060	(8,581)	(7,539)	(1,042)
3.848(c)	12M SOFR(c)	07/17/55		15,290	(15,655)	45,754	(61,409)

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.977%(c)	12M SOFR(c)	11/06/55	$2,880	$ (25,629)	$(21,423)	$ (4,206)

TOTAL				$ 95,682	$(63,949)	$ 159,631

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 45	(1.000)%	0.908%	12/20/35	$ 32,750	$ (252,682)	$ (221,902)	$ (30,780)
Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000	0.258	06/20/26	2,375	13,349	6,325	7,024
CDX.NA.IG Index 41	1.000	0.308	12/20/28	15,145	325,126	142,263	182,863
CDX.NA.IG Index 42	1.000	0.365	06/20/29	312,655	7,028,846	5,030,182	1,998,664
CDX.NA.IG Index 43	1.000	0.418	12/20/29	129,924	3,002,093	2,314,809	687,284
CDX.NA.IG Index 44	1.000	0.474	06/20/30	21,718	500,918	181,957	318,961
CDX.NA.IG Index 45	1.000	0.519	12/20/30	57,050	1,313,148	1,310,089	3,059
Republic of Chile, 3.240%, 02/06/28	1.000	0.513	12/20/30	2,630	61,896	62,466	(570)
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.822	12/20/30	2,700	23,396	20,164	3,232
Republic of Peru, 8.750%, 11/21/33	1.000	0.702	12/20/30	2,680	38,629	37,934	695
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.608	12/20/30	2,690	50,799	51,004	(205)

TOTAL					$12,105,518	$8,935,291	$3,170,227

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

Abbreviations:
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 41	—CDX North America Investment Grade Index 41
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
EURO	—Euro Offered Rate
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 83.3%

Advertising – 0.9%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
$146,000	7.875%		04/01/30	$153,322
25,000	7.125		02/15/31	25,874
27,000	7.500		03/15/33	28,261
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B/B2)
88,000	4.625		03/15/30	84,639
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (BB/Ba1)
10,000	7.375		02/15/31	10,555

				302,651

Aerospace & Defense – 0.7%
Bombardier, Inc.(a)(b) (BB-/B1)
79,000	7.000		06/01/32	82,670
TransDigm, Inc.(a) (B/B3)
153,000	4.625		01/15/29	149,877
15,000	6.750	(b)	01/31/34	15,511

				248,058

Airlines – 0.4%
OneSky Flight LLC(a)(b) (B+/B3)
82,000	8.875		12/15/29	86,733
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B/B3)
23,000	9.500		06/01/28	23,949
45,000	6.375		02/01/30	43,874

				154,556

Automotive(a)(b) – 1.8%
Allison Transmission, Inc. (NR/Ba2)
244,000	3.750		01/30/31	225,392
American Axle & Manufacturing, Inc. (BB/Ba2)
55,000	6.375		10/15/32	54,906
Clarios Global LP/Clarios U.S. Finance Co. (BB-/B2)
37,000	6.750		02/15/30	38,252
Nissan Motor Acceptance Co. LLC (NR/Ba2)
85,000	6.125		09/30/30	85,040
Phinia, Inc. (BB/Ba2)
46,000	6.625		10/15/32	47,400
Phinia, Inc. (BB+/Baa3)
119,000	6.750		04/15/29	122,763
Qnity Electronics, Inc. (BB/B1)
20,000	6.250		08/15/33	20,446
Qnity Electronics, Inc. (BB+/Ba1)
45,000	5.750		08/15/32	45,391

				639,590

Banks(a) – 1.4%
Freedom Mortgage Corp.(b) (B/B2)
129,000	6.625		01/15/27	129,343
JPMorgan Chase & Co.(c) (BBB/Baa2) (5 yr. CMT + 2.152%)
88,000	6.500		12/31/99	91,121
UBS Group AG(b)(c) (BB/NR) (5 yr. CMT + 3.098%)
256,000	3.875		06/02/26	252,605

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks(a) – (continued)
Walker & Dunlop, Inc.(b) (BB/Ba2)
$37,000	6.625%	04/01/33	$38,072

			511,141

Building Materials – 2.1%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
209,000	4.250	02/01/32	196,594
45,000	6.750	05/15/35	47,066
Quikrete Holdings, Inc.(a)(b) (B+/B2)
28,000	6.750	03/01/33	29,098
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
106,000	6.375	03/01/32	109,826
Smyrna Ready Mix Concrete LLC(a)(b) (B+/B1)
139,000	8.875	11/15/31	146,827
Standard Building Solutions, Inc.(a)(b) (BB+/Ba3)
111,000	6.500	08/15/32	113,961
Standard Industries, Inc.(a)(b) (BB+/Ba3)
88,000	4.375	07/15/30	84,393

			727,765

Chemicals – 3.7%
Avient Corp.(a)(b) (BB-/Ba3)
94,000	7.125	08/01/30	96,479
46,000	6.250	11/01/31	46,710
Celanese U.S. Holdings LLC(a) (BB+/Ba1)
60,000	6.750	04/15/33	59,732
125,000	7.200	11/15/33	129,919
Chemours Co.(a)(b) (BB-/B1)
150,000	4.625	11/15/29	135,561
FMC Corp.(a)(c) (BB/Ba1) (5 yr. CMT + 4.366%)
60,000	8.450	11/01/55	63,380
Ingevity Corp.(a)(b) (NR/Ba3)
317,000	3.875	11/01/28	304,612
Methanex U.S. Operations, Inc.(a)(b) (BB/Ba2)
60,000	6.250	03/15/32	61,049
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
200,000	4.250	10/01/28	192,342
Solstice Advanced Materials, Inc.(a)(b) (BB+/Ba2)
20,000	5.625	09/30/33	20,055
WR Grace Holdings LLC(a)(b) (B-/B2)
200,000	6.625	08/15/32	197,772

			1,307,611

Commercial Services – 2.6%
APi Group DE, Inc.(a)(b) (B+/B1)
396,000	4.125	07/15/29	382,619
26,000	4.750	10/15/29	25,565
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b) (B+/B1)
40,000	8.375	06/15/32	41,907
Garda World Security Corp.(a)(b) (B/B1)
79,000	7.750	02/15/28	81,131
Garda World Security Corp.(a)(b) (CCC+/Caa2)
51,000	8.375	11/15/32	52,980
Hertz Corp.(a)(b) (B/Ba3)
73,000	12.625	07/15/29	77,370
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
38,000	6.500	05/15/29	37,826

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
Neptune Bidco U.S., Inc.(a)(b) (B/B2)
$120,000	9.290%	04/15/29	$117,806
NESCO Holdings II, Inc.(a)(b) (B/B3)
46,000	5.500	04/15/29	45,031
Service Corp. International(a) (BB/Ba3)
39,000	5.750	10/15/32	39,568
Williams Scotsman, Inc.(a)(b) (BB-/B2)
23,000	6.625	04/15/30	23,667

			925,470

Computers(a)(b) – 1.4%
Ahead DB Holdings LLC (CCC+/Caa1)
44,000	6.625	05/01/28	44,038
CACI International, Inc. (BB-/Ba2)
30,000	6.375	06/15/33	30,979
Diebold Nixdorf, Inc. (B+/B2)
88,000	7.750	03/31/30	93,181
McAfee Corp. (CCC+/Caa1)
205,000	7.375	02/15/30	190,468
Seagate Data Storage Technology Pte. Ltd. (BB/Ba3)
35,000	5.875	07/15/30	35,708
Virtusa Corp. (B-/Caa1)
105,000	7.125	12/15/28	102,698

			497,072

Distribution & Wholesale(a)(b) – 0.2%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
90,000	3.875	11/15/29	85,346

Diversified Financial Services – 3.3%
Coinbase Global, Inc.(a)(b) (BB-/Ba2)
97,000	3.375	10/01/28	92,070
Credit Acceptance Corp.(a)(b) (BB/Ba3)
42,000	6.625	03/15/30	42,068
Focus Financial Partners LLC(a)(b) (B/B2)
79,000	6.750	09/15/31	80,952
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
13,000	9.250	02/01/29	13,709
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
83,000	6.125	11/01/32	84,274
55,000	6.750	05/01/33	57,153
OneMain Finance Corp.(a) (BB/Ba2)
70,000	6.125	05/15/30	71,054
100,000	6.500	03/15/33	100,156
PennyMac Financial Services, Inc.(a)(b) (B+/Ba3)
65,000	6.875	02/15/33	67,159
40,000	6.750	02/15/34	40,820
Rocket Cos., Inc.(a)(b) (BB/Ba1)
45,000	6.125	08/01/30	46,197
80,000	6.375	08/01/33	82,641
Stonex Escrow Issuer LLC(a)(b) (BB-/Ba3)
40,000	6.875	07/15/32	41,202
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
128,000	5.500	04/15/29	126,454
UWM Holdings LLC(a)(b) (NR/Ba3)
65,000	6.625	02/01/30	66,125
89,000	6.250	03/15/31	88,591

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
$69,000	7.500%	06/15/31	$71,365

			1,171,990

Electrical – 1.7%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b) (BB-/NR)
160,000	6.375	02/15/32	163,933
Lightning Power LLC(a)(b) (BB/Ba3)
46,000	7.250	08/15/32	48,725
NRG Energy, Inc.(a)(b) (BB/Ba2)
71,000	5.750	07/15/29	71,088
61,000	3.625	02/15/31	56,389
45,000	6.000	01/15/36	45,020
Pike Corp.(a)(b) (B/B3)
213,000	5.500	09/01/28	212,374

			597,529

Electrical Components & Equipment – 0.9%
WESCO Distribution, Inc.(a)(b) (BB/Ba3)
209,000	7.250	06/15/28	211,863
13,000	6.375	03/15/29	13,386
87,000	6.625	03/15/32	90,516

			315,765

Electronics(a)(b) – 0.6%
Atkore, Inc. (BB+/Ba2)
245,000	4.250	06/01/31	228,570

Engineering & Construction – 1.6%
AECOM(a)(b) (BB/Ba2)
135,000	6.000	08/01/33	138,070
Arcosa, Inc.(a)(b) (B+/Ba3)
42,000	6.875	08/15/32	43,870
Global Infrastructure Solutions, Inc.(a)(b) (BB/B1)
238,000	5.625	06/01/29	234,728
129,000	7.500	04/15/32	136,109

			552,777

Entertainment – 2.1%
Boyne USA, Inc.(a)(b) (B/B1)
207,000	4.750	05/15/29	203,106
Cinemark USA, Inc.(a)(b) (BB/B2)
202,000	5.250	07/15/28	201,087
37,000	7.000	08/01/32	38,547
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
28,000	6.625	02/01/33	28,518
SeaWorld Parks & Entertainment, Inc.(a)(b) (B+/B2)
169,000	5.250	08/15/29	166,396
Warnermedia Holdings, Inc.(a) (BB/Ba2)
135,000	5.050	03/15/42	107,704

			745,358

Environmental(a)(b) – 0.7%
Madison IAQ LLC (CCC+/Caa1)
210,000	5.875	06/30/29	207,474

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Environmental(a)(b) – (continued)
Waste Pro USA, Inc. (B-/B3)
$28,000	7.000%	02/01/33	$29,083

			236,557

Food & Drug Retailing – 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b) (BB+/Ba2)
83,000	6.250	03/15/33	84,995
Chobani Holdco II LLC(a)(b)(d) (CCC+/Caa1) (PIK 9.500%, Cash 8.750%)
18,839	8.750	10/01/29	19,964
Performance Food Group, Inc.(a)(b) (BB/B1)
72,000	4.250	08/01/29	69,968
Post Holdings, Inc.(a)(b) (B+/B2)
107,000	5.500	12/15/29	106,762
117,000	6.375	03/01/33	118,260
Post Holdings, Inc.(a)(b) (BB/Ba1)
46,000	6.250	02/15/32	47,283
U.S. Foods, Inc.(a)(b) (BB+/Ba3)
78,000	4.625	06/01/30	76,300

			523,532

Healthcare Providers & Services – 1.5%
DaVita, Inc.(a)(b) (BB-/Ba3)
89,000	6.875	09/01/32	92,021
55,000	6.750	07/15/33	56,708
Global Medical Response, Inc.(a)(b) (B/B2)
58,000	7.375	10/01/32	59,711
Medline Borrower LP(a)(b) (BB-/Ba3)
95,000	3.875	04/01/29	91,675
Molina Healthcare, Inc.(a)(b) (BB/Ba2)
88,000	6.250	01/15/33	88,989
Select Medical Corp.(a)(b) (B/B1)
111,000	6.250	12/01/32	111,049
Team Health Holdings, Inc.(a)(b) (B-/Caa1)
26,000	8.375	06/30/28	26,557

			526,710

Home Builders – 1.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b) (B+/B1)
130,000	4.875	02/15/30	121,980
Century Communities, Inc.(a)(b) (BB/Ba2)
184,000	3.875	08/15/29	173,120
Forestar Group, Inc.(a)(b) (BB-/Ba3)
125,000	6.500	03/15/33	127,705
K Hovnanian Enterprises, Inc.(a)(b) (BB-/B3)
13,000	8.000	04/01/31	13,328
18,000	8.375	10/01/33	18,458
KB Home(a) (BB+/Ba1)
76,000	7.250	07/15/30	78,494

			533,085

Housewares – 0.7%
Newell Brands, Inc.(a) (B+/B1)
13,000	6.375	05/15/30	12,884
23,000	6.625	05/15/32	22,698

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Housewares – (continued)
Scotts Miracle-Gro Co.(a) (B-/B2)
$212,000	4.375%	02/01/32	$195,678

			231,260

Insurance(a)(b) – 2.7%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
30,000	6.750	07/01/32	30,920
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
298,000	6.000	08/01/29	295,172
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
133,000	6.750	04/15/28	135,216
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (BB+/NR)
133,000	7.875	11/01/29	138,774
HUB International Ltd. (B/Caa1)
120,000	7.375	01/31/32	125,239
Panther Escrow Issuer LLC (B/B2)
128,000	7.125	06/01/31	133,132
Ryan Specialty LLC (BB-/Ba3)
60,000	5.875	08/01/32	60,710
USI, Inc. (CCC+/Caa1)
42,000	7.500	01/15/32	44,061

			963,224

Internet – 2.3%
ANGI Group LLC(a)(b) (B/B2)
271,000	3.875	08/15/28	255,607
Gen Digital, Inc.(a)(b) (BB-/B1)
138,000	7.125	09/30/30	142,358
37,000	6.250	04/01/33	37,900
GrubHub Holdings, Inc.(a)(b)(d) (CCC+/NR)
29,052	13.000	07/31/30	28,892
Match Group Holdings II LLC(a)(b) (BB/Ba2)
117,000	4.625	06/01/28	114,976
49,000	4.125	08/01/30	46,268
Snap, Inc.(a)(b) (B+/B1)
106,000	6.875	03/01/33	108,449
67,000	6.875	03/15/34	67,901

			802,351

Investment Companies(a)(b) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
95,000	10.000	11/15/29	95,524

Iron/Steel – 0.6%
Cleveland-Cliffs, Inc.(a)(b) (NR/Ba3)
46,000	6.875	11/01/29	46,910
65,000	7.375	05/01/33	66,342
65,000	7.625	01/15/34	66,979
Mineral Resources Ltd.(a)(b) (NR/Ba3)
40,000	7.000	04/01/31	40,507

			220,738

Leisure Time – 2.9%
Carnival Corp.(a)(b) (BB+/Ba3)
250,000	5.875	06/15/31	256,373
125,000	5.750	08/01/32	127,285

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Leisure Time – (continued)
$88,000	6.125%	02/15/33	$90,227
MajorDrive Holdings IV LLC(a)(b) (CCC/Caa2)
155,000	6.375	06/01/29	127,089
NCL Corp. Ltd.(a)(b) (B+/B3)
72,000	5.875	01/15/31	71,988
36,000	6.250	09/15/33	36,187
Royal Caribbean Cruises Ltd.(a)(b) (BBB-/Baa3)
87,000	6.250	03/15/32	89,855
Viking Cruises Ltd.(a)(b) (BB/Ba3)
37,000	7.000	02/15/29	37,190
75,000	5.875	10/15/33	74,933
Viking Ocean Cruises Ship VII Ltd.(a)(b) (BB+/Baa3)
43,000	5.625	02/15/29	43,001
VOC Escrow Ltd.(a)(b) (BB+/Baa3)
62,000	5.000	02/15/28	61,850

			1,015,978

Lodging – 2.1%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
200,000	7.250	10/01/29	206,690
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B/B2)
155,000	5.000	06/01/29	149,046
164,000	4.875	07/01/31	152,822
Marriott Ownership Resorts, Inc.(a)(b) (B+/B2)
45,000	6.500	10/01/33	44,838
Travel & Leisure Co.(a)(b) (BB-/Ba3)
212,000	4.500	12/01/29	204,737

			758,133

Machinery - Construction & Mining(a)(b) – 0.1%
Terex Corp. (BB-/Ba3)
37,000	6.250	10/15/32	37,692

Machinery-Diversified(a)(b) – 0.4%
Esab Corp. (BB+/Ba1)
65,000	6.250	04/15/29	66,801
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
85,000	9.000	02/15/29	88,774

			155,575

Media – 7.9%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b) (BB-/B1)
512,000	4.750	03/01/30	491,341
171,000	4.250	02/01/31	157,541
483,000	4.250	01/15/34	417,665
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (B+/B1)
155,000	10.000	02/15/31	155,067
DISH Network Corp.(a)(b) (B/Caa1)
97,000	11.750	11/15/27	102,669
GCI LLC(a)(b) (BB-/B3)
238,000	4.750	10/15/28	231,403
Gray Media, Inc.(a)(b) (B+/Ba3)
97,000	10.500	07/15/29	104,935
51,000	7.250	08/15/33	50,588

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
McGraw-Hill Education, Inc.(a)(b) (B/B1)
$133,000	7.375%	09/01/31	$138,192
Midcontinent Communications(a)(b) (B+/B3)
128,000	8.000	08/15/32	131,855
Nexstar Media, Inc.(a)(b) (BB+/B2)
120,000	4.750	11/01/28	117,138
Sinclair Television Group, Inc.(a)(b) (B+/B2)
171,000	8.125	02/15/33	176,012
Sirius XM Radio LLC(a)(b) (BB+/Ba3)
127,000	4.125	07/01/30	119,121
Sunrise HoldCo IV BV(a)(b) (B/B3)
200,000	5.500	01/15/28	199,196
TEGNA, Inc.(a) (BB+/Ba3)
150,000	5.000	09/15/29	149,281
Univision Communications, Inc.(a)(b) (B+/B2)
50,000	9.375	08/01/32	53,037

			2,795,041

Metal Fabricate & Hardware(a)(b) – 0.5%
Roller Bearing Co. of America, Inc. (B+/Ba3)
168,000	4.375	10/15/29	163,348

Miscellaneous Manufacturing – 1.1%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
23,000	6.375	03/15/33	23,628
Axon Enterprise, Inc.(a)(b) (BB+/Ba3)
37,000	6.125	03/15/30	38,038
37,000	6.250	03/15/33	38,207
Hillenbrand, Inc.(a) (BB/Ba1)
304,000	3.750	03/01/31	286,243

			386,116

Oil Field Services – 9.8%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
222,000	6.250	04/01/28	222,333
60,000	6.625	09/01/32	61,589
Aris Water Holdings LLC(a)(b) (B+/B2)
65,000	7.250	04/01/30	68,635
Chord Energy Corp.(a)(b) (BB/Ba2)
60,000	6.000	10/01/30	59,572
88,000	6.750	03/15/33	89,136
Civitas Resources, Inc.(a)(b) (BB-/B1)
196,000	8.375	07/01/28	203,279
CNX Resources Corp.(a)(b) (BB/B1)
163,000	6.000	01/15/29	163,461
83,000	7.375	01/15/31	85,858
37,000	7.250	03/01/32	38,409
Crescent Energy Finance LLC(a)(b) (BB-/B1)
236,000	7.625	04/01/32	234,610
103,000	7.375	01/15/33	100,292
EQT Corp.(a) (BBB-/Baa3)
66,000	7.500	06/01/27	67,313
Gulfport Energy Operating Corp.(a)(b) (BB-/B3)
128,000	6.750	09/01/29	131,427
Kodiak Gas Services LLC(a)(b) (BB-/B1)
168,000	7.250	02/15/29	174,288
20,000	6.500	10/01/33	20,359

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
$25,000	6.750%		10/01/35	$25,667
Matador Resources Co.(a)(b) (BB-/B1)
128,000	6.875		04/15/28	130,691
51,000	6.500		04/15/32	51,584
67,000	6.250		04/15/33	67,427
Noble Finance II LLC(a)(b) (BB-/B1)
198,000	8.000		04/15/30	204,962
Northern Oil & Gas, Inc.(a)(b) (B+/B1)
30,000	7.875		10/15/33	29,881
Permian Resources Operating LLC(a)(b) (BB+/Ba2)
79,000	5.875		07/01/29	79,028
118,000	7.000		01/15/32	122,611
28,000	6.250		02/01/33	28,529
SESI LLC(a)(b) (B+/B2)
15,000	7.875		09/30/30	14,964
SM Energy Co.(a)(b) (BB-/B1)
46,000	6.750		08/01/29	46,264
Sunoco LP(a)(b) (BB+/Ba1)
74,000	7.000		05/01/29	76,631
37,000	6.250		07/01/33	37,656
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
210,000	4.500		04/30/30	202,495
Tidewater, Inc.(a)(b) (BB-/B3)
80,000	9.125		07/15/30	85,746
Transocean International Ltd.(a)(b) (B-/B3)
25,000	7.875		10/15/32	25,000
Transocean Poseidon Ltd.(a)(b) (B/B1)
64,800	6.875		02/01/27	64,827
Transocean Titan Financing Ltd.(a)(b) (B/B1)
100,381	8.375		02/01/28	102,945
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
208,000	7.125		03/15/29	214,827
55,000	6.250	(a)(b)	10/15/30	55,000
45,000	6.500	(a)(b)	10/15/33	45,000
Weatherford International Ltd.(a)(b) (BB/Ba3)
45,000	6.750		10/15/33	45,040

				3,477,336

Packaging(a)(b) – 1.4%
Clearwater Paper Corp. (B/B1)
128,000	4.750		08/15/28	120,422
Clydesdale Acquisition Holdings, Inc. (B+/B2)
46,000	6.750		04/15/32	47,248
Crown Americas LLC (BB+/Ba2)
65,000	5.875		06/01/33	65,681
Efesto Bidco SpA Efesto U.S. LLC (B-/B3)
201,000	7.500		02/15/32	204,538
Mauser Packaging Solutions Holding Co. (B/B2)
55,000	7.875		04/15/27	55,608

				493,497

Pharmaceuticals – 1.2%
1261229 BC Ltd.(a)(b) (B/Caa1)
220,000	10.000		04/15/32	225,929
AdaptHealth LLC(a)(b) (B+/B1)
118,000	6.125		08/01/28	117,878
35,000	4.625		08/01/29	33,244

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals – (continued)
$45,000	5.125%	03/01/30	$42,942
Amneal Pharmaceuticals LLC(a)(b) (B+/B1)
22,000	6.875	08/01/32	22,772

			442,765

Pipelines – 6.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba3)
111,000	5.375	06/15/29	110,587
32,000	5.750	10/15/33	31,869
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
46,000	7.000	07/15/29	47,698
Buckeye Partners LP(a)(b) (BB/Ba3)
74,000	6.875	07/01/29	76,661
37,000	6.750	02/01/30	38,460
CNX Midstream Partners LP(a)(b) (BB/B1)
44,000	4.750	04/15/30	42,185
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b) (BB/Ba2)
250,000	7.500	12/15/33	271,373
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B2)
51,000	8.625	03/15/29	53,197
105,000	7.375	06/30/33	106,873
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
65,000	7.875	05/15/32	67,782
74,000	8.000	05/15/33	77,497
Global Partners LP/GLP Finance Corp.(a)(b) (B+/B1)
60,000	8.250	01/15/32	63,322
Hess Midstream Operations LP(a)(b) (BBB-/Ba2)
32,000	6.500	06/01/29	33,014
Howard Midstream Energy Partners LLC(a)(b) (BB-/B1)
65,000	7.375	07/15/32	67,432
55,000	6.625	01/15/34	56,114
Kinetik Holdings LP(a)(b) (BB+/Ba1)
271,000	5.875	06/15/30	272,688
NuStar Logistics LP(a) (NR/Ba1)
106,000	6.000	06/01/26	106,289
Prairie Acquiror LP(a)(b) (B-/B3)
32,000	9.000	08/01/29	33,306
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
28,000	6.750	03/15/33	29,232
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
60,000	7.375	02/15/29	61,806
139,000	6.000	12/31/30	137,283
129,000	6.000	09/01/31	126,206
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
51,000	8.500	06/15/30	53,181
Venture Global LNG, Inc.(a)(b) (BB/B1)
126,000	8.125	06/01/28	130,465
Venture Global Plaquemines LNG LLC(a)(b) (BB+/Ba2)
40,000	6.500	01/15/34	42,169
40,000	6.750	01/15/36	42,528

			2,179,217

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a)(b) – 0.8%
Arbor Realty SR, Inc. (NR/Ba3)
$65,000	7.875%		07/15/30	$68,350
Iron Mountain Information Management Services, Inc. (BB-/Ba3)
97,000	5.000		07/15/32	93,464
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (B/B2)
116,000	4.750		04/15/28	113,468

				275,282

Retailing – 5.8%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
163,000	4.375		01/15/28	160,169
257,000	4.000		10/15/30	242,238
Asbury Automotive Group, Inc.(a) (BB/B1)
62,000	4.625	(b)	11/15/29	60,139
122,000	4.750		03/01/30	118,827
26,000	5.000	(b)	02/15/32	24,972
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
37,000	8.000		05/15/32	39,374
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
18,000	6.375		01/15/30	18,418
Ken Garff Automotive LLC(a)(b) (BB/B1)
81,000	4.875		09/15/28	79,225
LBM Acquisition LLC(a)(b) (B-/B3)
95,000	9.500		06/15/31	100,174
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
257,000	4.875		05/01/29	251,809
37,000	8.250		08/01/31	39,116
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
145,000	3.875		06/01/29	138,511
162,000	4.375		01/15/31	153,775
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
163,000	3.750		02/15/31	151,623
Penske Automotive Group, Inc.(a) (BB-/Ba3)
89,000	3.750		06/15/29	84,821
QXO Building Products, Inc.(a)(b) (BB-/Ba3)
132,000	6.750		04/30/32	137,058
Sonic Automotive, Inc.(a)(b) (BB-/B1)
146,000	4.625		11/15/29	141,765
58,000	4.875		11/15/31	55,482
Staples, Inc.(a)(b) (B-/B3)
45,000	10.750		09/01/29	44,575

				2,042,071

Semiconductors(a)(b) – 0.1%
Amkor Technology, Inc. (BB/Ba3)
23,000	5.875		10/01/33	23,235

Software – 3.0%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
126,000	6.500		02/15/30	124,998
Castle U.S. Holding Corp.(a)(b) (CCC-/Ca)
101,000	10.000		06/30/31	15,570
Cloud Software Group, Inc.(a)(b) (B/B2)
93,000	6.500		03/31/29	93,885
83,000	8.250		06/30/32	88,098
5,000	6.625		08/15/33	5,093

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
CoreWeave, Inc.(a)(b) (B/B1)
$80,000	9.250%	06/01/30	$82,620
103,000	9.000	02/01/31	105,570
Fair Isaac Corp.(a)(b) (BB+/Ba1)
35,000	6.000	05/15/33	35,566
Open Text Corp.(a)(b) (BB/Ba3)
201,000	3.875	02/15/28	195,487
132,000	3.875	12/01/29	124,809
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
212,000	3.875	02/01/29	200,796

			1,072,492

Telecommunication Services(a) – 1.7%
Digicel International Finance Ltd./Difl U.S. LLC(b) (B/B2)
60,000	8.625	08/01/32	61,557
EchoStar Corp. (B/Caa1)
231,000	10.750	11/30/29	254,160
Level 3 Financing, Inc.(b) (B+/B1)
120,000	7.000	03/31/34	122,059
Windstream Services LLC(b) (B/B2)
80,000	7.500	10/15/33	79,981
Windstream Services LLC/Windstream Escrow Finance Corp.(b) (B/B2)
74,000	8.250	10/01/31	76,714

			594,471

Transportation(a)(b) – 1.1%
Beacon Mobility Corp. (B/B1)
55,000	7.250	08/01/30	57,223
Rand Parent LLC (BB-/Ba1)
94,000	8.500	02/15/30	97,681
XPO, Inc. (B+/Ba3)
217,000	7.125	02/01/32	227,865

			382,769

TOTAL CORPORATE OBLIGATIONS (Cost $29,008,472)			$29,439,248

Bank Loans(e) – 13.2%

Aerospace & Defense – 0.5%
Propulsion BC Finco SARL (NR/B2)(3 mo. USD Term SOFR + 2.7500%)
$179,824	6.735%	09/14/29	$180,354

Airlines – 0.3%
Vista Management Holding, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 3.7500%)
99,000	8.041	04/01/31	99,537

Auto Parts & Equipment – 0.3%
Mavis Tire Express Services Corp. (B-/B2)(3 mo. USD Term SOFR + 3.0000%)
117,655	7.199	05/04/28	117,587

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)

Automotive – 0.2%
First Brands Group LLC (D/Ca)
(3 mo. USD Term SOFR + 5.000%)
	$106,664	9.570%	03/30/27	$37,523
	82,880	9.570	03/30/27	29,190

				66,713

Building & Construction – 1.6%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.7500%)
	99,002	6.913	07/30/31	99,076
Construction Partners, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.5000%)
	24,813	6.663	11/03/31	24,867
Cube Industrials Buyer, Inc. (B/B3)(3 mo. USD Term SOFR + 3.2500%)
	49,750	7.582	10/17/31	49,874
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.7500%)
	141,974	7.913	07/09/32	142,152
Holding Socotec (BB-/Ba3)(3 mo. USD Term SOFR + 3.500%)
EUR	75,000	0.000	06/02/31	88,594
Holding Socotec SAS (B/B2)(3 mo. USD Term SOFR + 3.500%)
	$99,000	7.252	06/02/31	99,453
TRC Cos. LLC (B/B3)(1 mo. USD Term SOFR + 3.0000%)
	68,943	7.163	12/08/28	68,958

				572,974

Building Materials – 0.4%
Icebox Holdco III, Inc. (B-/WR)(3 mo. USD Term SOFR + 3.250%)
	94,227	7.252	12/22/31	94,711
Icebox Holdco III, Inc. (CCC/WR)(3 mo. USD Term SOFR + 6.750%)
	50,000	10.502	12/22/32	50,813

				145,524

Capital Goods - Others – 1.3%
Engineered Machinery Holdings, Inc. (B-/B1)
(3 mo. EUR EURIBOR + 3.750%)
EUR	70,769	5.750	05/21/28	83,606
(3 mo. USD Term SOFR + 3.500%)
	$70,045	7.763	05/19/28	70,370
Terex Corp. (BBB-/Baa3)(1 mo. USD Term SOFR + 1.7500%)
	174,126	5.913	10/08/31	174,300
Titan Acquisition Ltd. (B-/B3)((3 mo. USD Term SOFR + 4.500%) – (6 mo. USD Term SOFR + 4.500%))
	123,438	7.589	02/15/29	123,677

				451,953

Commercial Services – 0.4%
Ankura Consulting Group LLC (B-/B3)(1 mo. USD Term SOFR + 3.5000%)
	155,612	7.659	12/29/31	154,396

Diversified Financial Services – 1.1%
Deep Blue Operating I LLC(f) (BB-/Ba3)(1 mo. USD Term SOFR + 2.7500%)
	150,000	6.884	09/17/32	150,000

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)

Diversified Financial Services – (continued)
DRW Holdings LLC (BB-/Ba3)(3 mo. USD Term SOFR + 3.500%)
$188,348	7.502%	06/26/31	$187,760
FNZ Group Services Ltd. (B-/B3)(3 mo. USD Term SOFR + 5.0000%)
49,750	9.321	11/05/31	39,800

			377,560

Diversified Manufacturing – 0.5%
SPX Flow, Inc. (B/B1)(1 mo. USD Term SOFR + 2.7500%)
189,343	6.913	04/05/29	190,053

Energy - Exploration & Production – 0.4%
Kohler Energy Co. LLC (B/B1)(3 mo. USD Term SOFR + 3.750%)
137,392	7.752	05/01/31	137,521

Entertainment – 0.4%
Crown Finance U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 4.5000%)
124,064	8.780	12/02/31	123,708

Food & Beverages – 0.2%
Sazerac Co., Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.5000%)
75,000	6.700	07/09/32	75,417

Gas – 0.1%
AL GCX Fund VIII Holdings LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.0000%)
49,624	6.223	01/30/32	49,469

Internet – 0.3%
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.5000%)
99,500	7.502	10/02/31	97,013

Machinery – 0.8%
Apex Tool Group LLC (CCC-/Caa2)(3 mo. USD Term SOFR + 7.500%)
60,526	7.500	02/08/30	44,486
Apex Tool Group LLC (CCC+/B3)(3 mo. USD Term SOFR + 5.250%)
25,423	9.708	02/08/29	20,995
TK Elevator Midco GmbH (B/B2)(6 mo. USD Term SOFR + 3.000%)
201,912	7.197	04/30/30	202,353

			267,834

Media - Non Cable – 0.2%
EW Scripps Co. (B/B2)(1 mo. USD Term SOFR + 5.7500%)
77,569	10.015	06/30/28	78,070

Metals & Mining – 0.1%
PMHC II, Inc. (CCC+/Caa1)(3 mo. USD Term SOFR + 4.250%)
48,005	8.729	04/23/29	38,674

Midstream – 0.1%
Prairie ECI Acquiror LP (NR/B3)(1 mo. USD Term SOFR + 3.7500%)
24,750	7.913	08/01/29	24,864

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)

Packaging – 0.7%
Charter NEX U.S., Inc. (B/B2)(1 mo. USD Term SOFR + 2.7500%)
$138,305	6.925%	11/29/30	$138,682
Clydesdale Acquisition Holdings, Inc. (B+/B2)(1 mo. USD Term SOFR + 3.175%)
118,808	7.338	04/13/29	118,608

			257,290

Pharmaceuticals – 0.7%
Covetrus, Inc. (B-/B2)(3 mo. USD Term SOFR + 5.000%)
268,125	9.002	10/13/29	238,631

Retailers – 0.8%
BCPE Empire Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.2500%)
142,542	7.413	12/11/30	142,253
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.2500%)
148,500	6.413	06/11/31	145,716

			287,969

Technology – 0.5%
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 2.250%)
24,750	7.223	03/01/29	23,598
Pitney Bowes, Inc. (BB/Ba2)(1 mo. USD Term SOFR + 3.7500%)
149,250	7.913	03/19/32	149,064

			172,662

Technology - Software – 1.3%
Clover Holdings 2 LLC (B/B2)(1 mo. USD Term SOFR + 3.7500%)
174,563	7.942	12/09/31	174,509
ConnectWise LLC (NR/B2)(3 mo. USD Term SOFR + 3.500%)
172,756	7.763	09/29/28	172,941
Virtusa Corp. (B+/B1)(1 mo. USD Term SOFR + 3.250%)
115,018	7.413	02/15/29	113,436

			460,886

TOTAL BANK LOANS (Cost $4,826,986)			$4,666,659

Shares	Description		Value

Common Stocks – 0.2%

Energy Equipment & Services – 0.1%
1,721	Noble Corp. PLC		$48,670

Oil, Gas & Consumable Fuels(g) – 0.1%
1,141,924	Prairie Provident Resources, Inc.		20,512

TOTAL COMMON STOCKS (Cost $2,957,472)			$69,182

Shares	Dividend Rate	Value

Investment Company(h) – 2.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
784,052	4.042%	$784,052
(Cost $784,052)

TOTAL INVESTMENTS – 98.9% (Cost $37,576,982)		$34,959,141

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		$390,715

NET ASSETS – 100.0%		$35,349,856

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)  Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(d) Pay-in-kind securities.

(e)  Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g) Security is currently in default and/or non-income producing.

(h) Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD 173,038	EUR 146,793	12/08/25	$5

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	28	12/31/25	$5,835,156	$3,401

Short position contracts:
10 Year U.S. Treasury Notes	(37)	12/19/25	(4,162,500)	(8,790)
5 Year U.S. Treasury Notes	(7)	12/31/25	(764,367)	3,382
Ultra 10-Year U.S. Treasury Notes	(5)	12/19/25	(575,391)	(6,008)

Total				$(11,416)

TOTAL FUTURES CONTRACTS				$(8,015)

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar

Abbreviation:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities September 30, 2025 (Unaudited)

	Emerging Markets Credit Fund	Emerging Markets Debt Fund	High Yield Fund

Assets:

Investments in unaffiliated issuers, at value (cost $23,409,625, $469,896,755 and $2,305,534,181, respectively)(a)	$24,701,345	$ 481,734,092	$2,310,280,425
Investments in affiliated issuers, at value (cost $4,202, $31,165,831 and $38,198,024, respectively)	4,202	31,165,831	38,198,024
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	80,090,496
Purchased options, at value (premium paid $0, $879,991 and $0, respectively)	—	751,104	—
Cash	543,495	8,473,187	42,123,920
Foreign currencies, at value (cost $34,481, $398,512 and $270,512, respectively)	36,233	261,468	269,769
Unrealized gain on forward foreign currency exchange contracts	52	1,599,906	58,008
Variation margin on futures contracts	1,609	21,397	—
Variation margin on swaps contracts	717	18,788	—
Receivables:
Interest and dividends	211,834	6,620,433	36,038,134
Collateral on certain derivative contracts(b)	46,033	3,248,681	21,829,323
Fund shares sold	35,920	271,255	3,444,555
Foreign tax reclaims	30,921	22,985	1,576
Reimbursement from investment adviser	14,795	38,253	32,271
Investments sold	10,004	911,070	148,111
Investments sold on an extended-settlement basis	—	—	1,840,544
Due from broker	—	176,327	—
Due from broker - upfront payment	—	1,206	15,229,339
Other assets	42,121	84,390	125,976

Total assets	25,679,281	535,400,373	2,549,710,471

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	—	1,607,680	—
Variation margin on futures contracts	—	—	223,424
Variation margin on swaps contracts	—	—	14,916,091
Written option contracts, at value (premium received $0, $848,708 and $0, respectively)	—	858,056	—
Unrealized loss on unfunded loan commitment	—	—	1,497
Payables:
Fund shares redeemed	44,189	671,468	3,444,010
Management fees	8,303	171,796	622,379
Investments purchased	6,169	911,613	17,887,521
Distribution and Service fees and Transfer Agency fees	1,670	12,944	42,940
Income distributions	548	182,468	43,754
Due to broker — upfront payment	11	—	—
Investments purchased on an extended-settlement basis	—	1,840,000	41,675,518
Due to broker	—	—	414,217
Payable upon return of securities loaned	—	—	80,090,496
Accrued expenses	299,948	301,604	252,569

Total liabilities	360,838	6,557,629	159,614,416

Net Assets:

Paid-in capital	179,900,813	975,187,877	3,012,017,910
Total distributable loss	(154,582,370)	(446,345,133)	(621,921,855)

NET ASSETS	$25,318,443	$ 528,842,744	$2,390,096,055
Net Assets:
Class A	$3,145,024	$ 23,730,998	$79,425,724
Class C	1,828,634	2,247,730	3,723,765
Institutional	2,292,538	217,733,204	121,610,336
Service	—	—	2,299,202
Investor	6,303,303	149,626,909	7,195,192
Class R6	21,579	95,437,653	37,753,594
Class R	—	—	4,148,646
Class P	11,727,365	40,066,250	2,133,939,596
Total Net Assets	$25,318,443	$ 528,842,744	$2,390,096,055
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	766,580	2,338,897	13,915,053
Class C	446,788	221,812	652,074
Institutional	561,087	21,450,519	21,262,434
Service	—	—	402,913
Investor	1,539,966	14,746,513	1,258,355
Class R6	5,277	9,400,284	6,585,842
Class R	—	—	727,784
Class P	2,870,499	3,949,918	373,017,629
Net asset value, offering and redemption price per share:(c)
Class A	4.10	10.15	5.71
Class C	4.09	10.13	5.71
Institutional	4.09	10.15	5.72
Service	—	—	5.71
Investor	4.09	10.15	5.72
Class R6	4.09	10.15	5.73
Class R	—	—	5.70
Class P	4.09	10.14	5.72

(a)	Includes loaned securities having a market value of $0, $0 and $78,476,042, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Emerging Markets Credit Fund	$38,615	$7,418
Emerging Markets Debt Fund	963,085	2,285,596
High Yield Fund	2,191,531	19,637,792

(c)

Maximum public offering price per share for Class A Shares of Emerging Markets Credit Fund, Emerging Markets Debt Fund and High Yield Fund is $4.29, $10.63 and $5.98, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2025 (Unaudited)

	High Yield Floating Rate Fund	Investment Grade Credit Fund	Short Duration High Yield Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,822,818,196, $616,049,958 and $36,792,930, respectively)(a)	$1,760,454,197	$618,831,616	$34,175,089
Investments in affiliated issuers, at value (cost $157,012,358, $24,413,255 and $784,052, respectively)	157,012,358	24,413,255	784,052
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	5,601,039	—	—
Cash	33,870,232	10,105,823	539,047
Foreign currencies, at value (cost $374,067, $12,576 and $12,382, respectively)	380,766	12,366	12,321
Unrealized gain on forward foreign currency exchange contracts	29,650	254	5
Variation margin on futures contracts	399,462	—	—
Receivables:
Investments sold	28,328,895	—	93,739
Interest and dividends	15,401,671	7,163,242	485,204
Collateral on certain derivative contracts(b)	13,043,452	16,647,077	110,351
Investments sold on an extended-settlement basis	1,023,938	—	40,675
Due from broker - upfront payment	794,171	247,719	—
Fund shares sold	455,094	157,807	61
Reimbursement from investment adviser	—	20,355	17,766
Other assets	263,710	49,851	58,391

Total assets	2,017,058,635	677,649,365	36,316,701

Liabilities:

Variation margin on futures contracts	—	359,949	9,753
Variation margin on swaps contracts	681,787	128,892	—
Unrealized loss on unfunded loan commitment	3,929	—	—
Payables:
Investments purchased	144,079,811	50,092	208,258
Fund shares redeemed	11,279,548	532,665	35,399
Investments purchased on an extended-settlement basis	7,070,000	394,415	550,233
Payable upon return of securities loaned	5,601,039	—	—
Management fees	418,710	93,010	7,976
Income distributions	147,355	15,328	281
Distribution and Service fees and Transfer Agency fees	24,246	9,958	679
Accrued expenses	400,817	170,378	154,266

Total liabilities	169,707,242	1,754,687	966,845

Net Assets:

Paid-in capital	2,577,098,228	739,541,297	86,756,740
Total distributable loss	(729,746,835)	(63,646,619)	(51,406,884)

NET ASSETS	$1,847,351,393	$675,894,678	$35,349,856
Net Assets:
Class A	$4,463,838	$6,654,486	$686,271
Class C	1,651,864	—	239,872
Institutional	115,325,205	106,382,329	8,349,444
Separate Account Institutional	—	76,118,407	—
Investor	14,670,358	7,653,857	160,490
Class R6	26,579,351	154,841,388	97,169
Class R	64,132	—	—
Class P	1,684,596,645	324,244,211	25,816,610
Total Net Assets	$1,847,351,393	$675,894,678	$35,349,856
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	514,567	811,439	85,537
Class C	190,286	—	29,938
Institutional	13,293,311	12,969,045	1,042,095
Separate Account Institutional	—	9,277,456	—
Investor	1,685,557	933,249	20,012
Class R6	3,059,701	18,868,712	12,153
Class R	7,390	—	—
Class P	193,748,478	39,542,829	3,226,046
Net asset value, offering and redemption price per share:(c)
Class A	8.67	8.20	8.02
Class C	8.68	—	8.01
Institutional	8.68	8.20	8.01
Separate Account Institutional	—8.20		—
Investor	8.70	8.20	8.02
Class R6	8.69	8.21	8.00
Class R	8.68	—	—
Class P	8.69	8.20	8.00

(a)	Includes loaned securities having a market value of $5,486,575, $0 and $0, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
High Yield Floating Rate Fund	$408,884	$11,974,568	$660,000
Investment Grade Credit Fund	3,436,822	13,210,255	—
Short Duration High Yield Fund	110,351	—	—

(c)

Maximum public offering price per share for Class A Shares of High Yield Floating Rate Fund, Investment Grade Credit Fund and Short Duration High Yield Fund is $8.87, $8.52 and $8.20, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations For the Six Months Ended September 30, 2025 (Unaudited)

	Emerging Markets Credit Fund	Emerging Markets Debt Fund	High Yield Fund

Investment Income:

Interest (net of foreign withholding taxes of $1,523, $1,917 and $0, respectively)	$991,345	$13,443,196	$68,714,145

Dividends — affiliated issuers	5,828	452,898	592,978

Dividends — unaffiliated issuers	—	4,474	618,177

Securities lending income, net of rebates received or paid to borrowers	—	—	545,673

Total investment income	997,173	13,900,568	70,470,973

Expenses:

Management fees	105,091	1,706,639	7,195,914

Professional fees	88,513	92,546	79,338

Registration fees	40,093	48,184	76,235

Printing and mailing costs	28,491	46,472	50,067

Custody, accounting and administrative services	20,924	193,004	141,878

Trustee fees	13,599	13,971	15,635

Distribution and Service (12b-1) fees(a)	10,690	37,513	128,731

Transfer Agency fees(a)	9,848	113,493	358,870

Service fees — Class C	2,223	3,037	4,900

Prime broker fees	—	24,824	—

Shareholder Administration fees —Service Class	—	—	2,834

Other	8,595	15,858	53,607

Total expenses	328,067	2,295,541	8,108,009

Less — expense reductions	(201,896)	(444,867)	(1,008,015)

Net expenses	126,171	1,850,674	7,099,994

NET INVESTMENT INCOME	871,002	12,049,894	63,370,979

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	134,874	(4,228,045)	(10,051,143)

Purchased options	—	(3,795,796)	—

Futures contracts	5,375	318,225	1,518,551

Written options	—	4,388,070	—

Swap contracts	1,486	(31,248)	8,693,103

Forward foreign currency exchange contracts	(82,357)	(1,225,657)	(5,844,674)

Foreign currency transactions	13,271	607,105	740,940

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	511,468	28,774,426	60,365,701

Unfunded loan commitment	—	—	12,403

Purchased options	—	414,309	—

Futures contracts	(5,781)	129,075	(809,627)

Written options	—	(447,227)	—

Swap contracts	(1,458)	280,208	2,037,915

Forward foreign currency exchange contracts	28,345	(283,910)	1,708,357

Foreign currency translation	2,427	22,960	(16,063)

Net realized and unrealized gain	607,650	24,922,495	58,355,463

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,478,652	$36,972,389	$121,726,442

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Credit Fund	$ 4,020	$ 6,670	$ —	$ —	$ 1,930	$1,067	$ 452	$ —	$ 4,728	$ 4	$ —	$ 1,667
Emerging Markets Debt Fund	28,401	9,112	—	—	13,632	1,458	42,451	—	36,751	13,550	—	5,651
High Yield Fund	100,772	14,700	2,834	10,425	48,371	2,352	24,703	453	4,219	5,506	2,502	270,764

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations (continued) For the Six Months Ended September 30, 2025 (Unaudited)

	High Yield Floating Rate Fund	Investment Grade Credit Fund	Short Duration High Yield Fund

Investment Income:

Interest	$63,728,543	$14,759,771	$1,252,374

Dividends — affiliated issuers	1,931,026	524,615	10,196

Dividends — unaffiliated issuers	2,801,344	—	1,721

Securities lending income, net of rebates received or paid to borrowers	103,105	—	—

Total investment income	68,564,018	15,284,386	1,264,291

Expenses:

Management fees	5,101,225	1,100,647	103,529

Custody, accounting and administrative services	325,871	87,443	47,770

Transfer Agency fees(a)	281,745	108,240	6,555

Professional fees	103,150	69,288	74,520

Registration fees	58,493	43,727	44,755

Interest expense	51,450	—	—

Printing and mailing costs	35,655	27,599	26,489

Trustee fees	15,497	14,205	13,617

Distribution and Service (12b-1) fees(a)	12,062	8,211	1,747

Service fees — Class C	2,060	—	302

Prime broker fees	606	—	—

Other	42,156	16,567	7,900

Total expenses	6,029,970	1,475,927	327,184

Less — expense reductions	(79,307)	(265,931)	(209,037)

Net expenses	5,950,663	1,209,996	118,147

NET INVESTMENT INCOME	62,613,355	14,074,390	1,146,144

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(16,238,848)	450,457	(283,337)

Futures contracts	18,543	(2,221,897)	(104,577)

Swap contracts	4,657,854	914,301	—

Forward foreign currency exchange contracts	(8,726,756)	(234,273)	(22,209)

Foreign currency transactions	1,480,926	29,868	3,558

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	13,500,991	12,340,048	995,817

Unfunded loan commitment	18,935	—	444

Futures contracts	(66,460)	1,335,533	17,804

Swap contracts	3,718,747	3,526,644	—

Forward foreign currency exchange contracts	3,382,294	78,505	7,662

Foreign currency translation	16,809	765	(144)

Net realized and unrealized gain	1,763,035	16,219,951	615,018

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,376,390	$30,294,341	$1,761,162

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Separate Account Institutional	Investor	Class R6	Class R	Class P
High Yield Floating Rate Fund	$5,719	$6,179	$164	$2,745	$989	$20,486	$ —	$9,473	$3,925	$39	$244,088
Investment Grade Credit Fund	8,211	—	—	3,941	—	20,706	11,016	3,989	22,490	—	46,098
Short Duration High Yield Fund	840	907	—	403	145	1,703	—	94	19	—	4,191

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Emerging Markets Credit Fund		Emerging Markets Debt Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$871,002	$2,011,086	$12,049,894	$24,560,698

Net realized gain (loss)	72,649	(1,704,609)	(3,967,346)	(51,679,968)

Net change in unrealized gain	535,001	1,845,986	28,889,841	53,376,314

Net increase in net assets resulting from operations	1,478,652	2,152,463	36,972,389	26,257,044

Distributions to shareholders:

From distributable earnings:

Class A Shares	(103,723)	—	(613,750)	(1,329,501)

Class C Shares	(50,671)	—	(56,701)	(153,826)

Institutional Shares	(76,333)	—	(6,030,595)	(14,594,514)

Investor Shares	(263,848)	—	(1,686,008)	(606,161)

Class R6 Shares	(702)	—	(2,566,245)	(4,552,076)

Class P Shares	(375,405)	—	(1,070,037)	(2,105,402)

Return of capital:

Class A Shares	—	(202,529)	—	—

Class C Shares	—	(102,583)	—	—

Institutional Shares	—	(197,933)	—	—

Investor Shares	—	(697,900)	—	—

Class R6 Shares	—	(9,031)	—	—

Class P Shares	—	(818,358)	—	—

Total distributions to shareholders	(870,682)	(2,028,334)	(12,023,336)	(23,341,480)

From share transactions:

Proceeds from sales of shares	1,285,157	9,005,119	177,071,247	109,789,712

Reinvestment of distributions	865,980	2,006,607	10,928,079	21,031,226

Cost of shares redeemed	(3,935,589)	(19,112,589)	(65,778,892)	(176,789,826)

Net increase (decrease) in net assets resulting from share transactions	(1,784,452)	(8,100,863)	122,220,434	(45,968,888)

TOTAL INCREASE (DECREASE)	(1,176,482)	(7,976,734)	147,169,487	(43,053,324)

Net assets:

Beginning of period	26,494,925	34,471,659	381,673,257	424,726,581

End of period	$25,318,443	$26,494,925	$528,842,744	$381,673,257

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	High Yield Fund		High Yield Floating Rate Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$63,370,979	$123,874,815	$62,613,355	$152,145,505

Net realized loss	(4,943,223)	(28,438,987)	(18,808,281)	(59,223,723)

Net change in unrealized gain	63,298,686	26,348,901	20,571,316	9,646,927

Net increase in net assets resulting from operations	121,726,442	121,784,729	64,376,390	102,568,709

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,565,327)	(4,897,226)	(160,440)	(464,549)

Class C Shares	(109,981)	(212,773)	(51,572)	(95,164)

Institutional Shares	(4,107,323)	(8,474,793)	(3,724,696)	(12,220,102)

Service Shares	(69,816)	(235,199)	—	—

Investor Shares	(232,193)	(442,137)	(573,337)	(1,450,586)

Class R6 Shares	(1,223,526)	(2,733,331)	(954,956)	(1,894,089)

Class R Shares	(127,413)	(254,652)	(2,217)	(20,486)

Class P Shares	(60,136,941)	(105,303,797)	(59,399,474)	(133,869,462)

Return of capital:

Class A Shares	—	(303,292)	—	(6,312)

Class C Shares	—	(13,177)	—	(1,293)

Institutional Shares	—	(524,856)	—	(166,052)

Service Shares	—	(14,566)	—	—

Investor Shares	—	(27,382)	—	(19,711)

Class R6 Shares	—	(169,279)	—	(25,738)

Class R Shares	—	(15,771)	—	(278)

Class P Shares	—	(6,521,609)	—	(1,819,073)

Total distributions to shareholders	(68,572,520)	(130,143,840)	(64,866,692)	(152,052,895)

From share transactions:

Proceeds from sales of shares	565,438,165	450,136,096	250,341,255	327,760,053

Reinvestment of distributions	68,284,471	129,272,387	63,957,825	149,097,423

Cost of shares redeemed	(330,992,927)	(488,106,430)	(341,600,429)	(572,563,226)

Net increase (decrease) in net assets resulting from share transactions	302,729,709	91,302,053	(27,301,349)	(95,705,750)

TOTAL INCREASE (DECREASE)	355,883,631	82,942,942	(27,791,651)	(145,189,936)

Net assets:

Beginning of period	2,034,212,424	1,951,269,482	1,875,143,044	2,020,332,980

End of period	$2,390,096,055	$2,034,212,424	$1,847,351,393	$1,875,143,044

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Investment Grade Credit Fund		Short Duration High Yield Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$14,074,390	$26,876,713	$1,146,144	$2,676,453

Net realized loss	(1,061,544)	(5,177,205)	(406,565)	(1,421,439)

Net change in unrealized gain	17,281,495	7,883,517	1,021,583	1,445,562

Net increase in net assets resulting from operations	30,294,341	29,583,025	1,761,162	2,700,576

Distributions to shareholders:

From distributable earnings:

Class A Shares	(147,927)	(252,683)	(19,366)	(38,965)

Class C Shares	—	—	(6,071)	(12,026)

Institutional Shares	(2,502,673)	(3,493,480)	(259,789)	(591,117)

Separate Account Institutional Shares	(1,778,150)	(3,596,925)	—	—

Investor Shares	(157,735)	(368,132)	(4,695)	(17,973)

Class R6 Shares	(3,630,886)	(6,240,490)	(3,823)	(222,421)

Class P Shares	(7,440,938)	(11,250,847)	(853,516)	(2,024,175)

Return of capital:

Class A Shares	—	(36,659)	—	—

Institutional Shares	—	(506,824)	—	—

Separate Account Institutional Shares	—	(521,831)	—	—

Investor Shares	—	(53,407)	—	—

Class R6 Shares	—	(905,352)	—	—

Class P Shares	—	(1,632,239)	—	—

Total distributions to shareholders	(15,658,309)	(28,858,869)	(1,147,260)	(2,906,677)

From share transactions:

Proceeds from sales of shares	61,155,970	121,097,337	1,364,187	8,728,118

Reinvestment of distributions	15,563,736	28,600,719	1,143,820	2,903,389

Cost of shares redeemed	(50,238,415)	(182,268,612)	(11,064,594)	(16,396,076)

Net increase (decrease) in net assets resulting from share transactions	26,481,291	(32,570,556)	(8,556,587)	(4,764,569)

TOTAL INCREASE (DECREASE)	41,117,323	(31,846,400)	(7,942,685)	(4,970,670)

Net assets:

Beginning of period	634,777,355	666,623,755	43,292,541	48,263,211

End of period	$675,894,678	$634,777,355	$35,349,856	$43,292,541

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$4.01		$3.99	$4.55	$5.00	$5.56	$4.98

Net investment income(a)	0.13		0.26	0.27	0.23	0.19	0.20

Net realized and unrealized gain (loss)	0.09		0.02	0.03	(0.33)	(0.55)	0.58

Total from investment operations	0.22		0.28	0.30	(0.10)	(0.36)	0.78

Distributions to shareholders from net investment income	(0.13)		—	(0.79)	(0.35)	(0.20)	—

Distributions to shareholders from return of capital	—		(0.26)	(0.07)	—	—	(0.20)

Total distributions	(0.13)		(0.26)	(0.86)	(0.35)	(0.20)	(0.20)

Net asset value, end of period	$4.10		$4.01	$3.99	$4.55	$5.00	$5.56

Total return(b)	5.58%		7.34%	7.31%	(1.79)%	(6.51)%	15.65%

Net assets, end of period (in 000s)	$3,145		$3,264	$2,681	$2,794	$3,842	$4,795

Ratio of net expenses to average net assets	1.14	%(c)	1.14%	1.19%	1.22%	1.21%	1.21%

Ratio of total expenses to average net assets	2.70	%(c)	3.20%	2.54%	2.49%	1.74%	1.84%

Ratio of net investment income to average net assets	6.45	%(c)	6.53%	6.18%	5.08%	3.44%	3.56%

Portfolio turnover rate(d)	25%		63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Class C Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$4.00		$3.99	$4.54	$5.00	$5.55	$4.98

Net investment income(a)	0.11		0.23	0.24	0.20	0.15	0.16

Net realized and unrealized gain (loss)	0.09		0.01	0.04	(0.34)	(0.54)	0.57

Total from investment operations	0.20		0.24	0.28	(0.14)	(0.39)	0.73

Distributions to shareholders from net investment income	(0.11)		—	(0.77)	(0.32)	(0.16)	—

Distributions to shareholders from return of capital	—		(0.23)	(0.06)	—	—	(0.16)

Total distributions	(0.11)		(0.23)	(0.83)	(0.32)	(0.16)	(0.16)

Net asset value, end of period	$4.09		$4.00	$3.99	$4.54	$5.00	$5.55

Total return(b)	5.19%		6.54%	6.51%	(2.54)%	(7.39)%	15.02%

Net assets, end of period (in 000s)	$1,829		$1,764	$1,693	$1,651	$1,879	$2,055

Ratio of net expenses to average net assets	1.89	%(c)	1.89%	1.94%	1.97%	1.96%	1.96%

Ratio of total expenses to average net assets	3.44	%(c)	3.95%	3.30%	3.24%	2.50%	2.58%

Ratio of net investment income to average net assets	5.70	%(c)	5.78%	5.43%	4.34%	2.69%	2.82%

Portfolio turnover rate(d)	25%		63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$3.99		$3.98	$4.53	$4.99	$5.54	$4.97

Net investment income(a)	0.14		0.27	0.28	0.24	0.20	0.22

Net realized and unrealized gain (loss)	0.10		0.02	0.05	(0.33)	(0.53)	0.57

Total from investment operations	0.24		0.29	0.33	(0.09)	(0.33)	0.79

Distributions to shareholders from net investment income	(0.14)		—	(0.81)	(0.37)	(0.22)	—

Distributions to shareholders from return of capital	—		(0.28)	(0.07)	—	—	(0.22)

Total distributions	(0.14)		(0.28)	(0.88)	(0.37)	(0.22)	(0.22)

Net asset value, end of period	$4.09		$3.99	$3.98	$4.53	$4.99	$5.54

Total return(b)	6.01%		7.39%	7.67%	(1.31)%	(6.43)%	16.26%

Net assets, end of period (in 000s)	$2,293		$2,279	$5,768	$6,569	$11,750	$11,320

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.90%	0.92%	0.92%	0.91%

Ratio of total expenses to average net assets	2.36	%(c)	2.82%	2.19%	2.14%	1.41%	1.51%

Ratio of net investment income to average net assets	6.75	%(c)	6.81%	6.50%	5.36%	3.72%	3.86%

Portfolio turnover rate(d)	25%		63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$4.00		$3.98	$4.54	$4.99	$5.55	$4.97

Net investment income(a)	0.13		0.27	0.28	0.24	0.20	0.21

Net realized and unrealized gain (loss)	0.09		0.02	0.04	(0.32)	(0.55)	0.58

Total from investment operations	0.22		0.29	0.32	(0.08)	(0.35)	0.79

Distributions to shareholders from net investment income	(0.13)		—	(0.81)	(0.37)	(0.21)	—

Distributions to shareholders from return of capital	—		(0.27)	(0.07)	—	—	(0.21)

Total distributions	(0.13)		(0.27)	(0.88)	(0.37)	(0.21)	(0.21)

Net asset value, end of period	$4.09		$4.00	$3.98	$4.54	$4.99	$5.55

Total return(b)	5.72%		7.60%	7.58%	(1.56)%	(6.29)%	15.97%

Net assets, end of period (in 000s)	$6,303		$8,199	$11,022	$6,364	$8,364	$4,781

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.95%	0.97%	0.96%	0.96%

Ratio of total expenses to average net assets	2.45	%(c)	2.96%	2.32%	2.24%	1.50%	1.60%

Ratio of net investment income to average net assets	6.70	%(c)	6.77%	6.41%	5.31%	3.70%	3.80%

Portfolio turnover rate(d)	25%		63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$4.00		$3.98	$4.53	$4.99	$5.55	$4.97

Net investment income(a)	0.14		0.27	0.29	0.25	0.21	0.22

Net realized and unrealized gain (loss)	0.09		0.03	0.04	(0.34)	(0.55)	0.58

Total from investment operations	0.23		0.30	0.33	(0.09)	(0.34)	0.80

Distributions to shareholders from net investment income	(0.14)		—	(0.86)	(0.37)	(0.22)	—

Distributions to shareholders from return of capital	—		(0.28)	(0.02)	—	—	(0.22)

Total distributions	(0.14)		(0.28)	(0.88)	(0.37)	(0.22)	(0.22)

Net asset value, end of period	$4.09		$4.00	$3.98	$4.53	$4.99	$5.55

Total return(b)	5.75%		7.66%	7.92%	(1.52)%	(6.42)%	16.27%

Net assets, end of period (in 000s)	$22		$20	$14	$25,147	$4,672	$24,800

Ratio of net expenses to average net assets	0.85	%(c)	0.83%	0.90%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	2.37	%(c)	2.87%	1.88%	2.14%	1.36%	1.48%

Ratio of net investment income to average net assets	6.74	%(c)	6.71%	6.43%	5.56%	3.72%	3.87%

Portfolio turnover rate(d)	25%		63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$3.99		$3.98	$4.53	$4.99	$5.55	$4.97

Net investment income(a)	0.14		0.27	0.28	0.24	0.21	0.22

Net realized and unrealized gain (loss)	0.10		0.02	0.05	(0.33)	(0.55)	0.58

Total from investment operations	0.24		0.29	0.33	(0.09)	(0.34)	0.80

Distributions to shareholders from net investment income	(0.14)		—	(0.81)	(0.37)	(0.22)	—

Distributions to shareholders from return of capital	—		(0.28)	(0.07)	—	—	(0.22)

Total distributions	(0.14)		(0.28)	(0.88)	(0.37)	(0.22)	(0.22)

Net asset value, end of period	$4.09		$3.99	$3.98	$4.53	$4.99	$5.55

Total return(b)	6.02%		7.40%	7.68%	(1.30)%	(6.42)%	16.27%

Net assets, end of period (in 000s)	$11,727		$10,968	$13,294	$16,196	$20,864	$29,194

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.89%	0.91%	0.91%	0.90%

Ratio of total expenses to average net assets	2.35	%(c)	2.86%	2.18%	2.15%	1.41%	1.50%

Ratio of net investment income to average net assets	6.76	%(c)	6.84%	6.49%	5.38%	3.73%	3.87%

Portfolio turnover rate(d)	25%		63%	203%	168%	123%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.60		$9.53	$8.89	$10.65	$11.98	$10.36

Net investment income(a)	0.27		0.57	0.47	0.44	0.44	0.43

Net realized and unrealized gain (loss)	0.54		0.04	0.64	(1.52)	(1.32)	1.61

Total from investment operations	0.81		0.61	1.11	(1.08)	(0.88)	2.04

Distributions to shareholders from net investment income	(0.26)		(0.54)	(0.47)	(0.68)	(0.45)	(0.42)

Net asset value, end of period	$10.15		$9.60	$9.53	$8.89	$10.65	$11.98

Total return(b)	8.61%		6.51%	12.87%	(10.08)%	(7.64)%	19.75%

Net assets, end of period (in 000s)	$23,731		$22,859	$24,265	$23,037	$29,940	$43,340

Ratio of net expenses to average net assets	1.12	%(c)	1.12%	1.14%	1.16%	1.16%	1.17%

Ratio of total expenses to average net assets	1.38	%(c)	1.36%	1.36%	1.29%	1.22%	1.25%

Ratio of net investment income to average net assets	5.42	%(c)	5.88%	5.21%	4.73%	3.62%	3.60%

Portfolio turnover rate(d)	18%		34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Class C Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.59		$9.52	$8.87	$10.64	$11.97	$10.35

Net investment income(a)	0.23		0.49	0.40	0.37	0.35	0.34

Net realized and unrealized gain (loss)	0.54		0.05	0.65	(1.53)	(1.32)	1.61

Total from investment operations	0.77		0.54	1.05	(1.16)	(0.97)	1.95

Distributions to shareholders from net investment income	(0.23)		(0.47)	(0.40)	(0.61)	(0.36)	(0.33)

Net asset value, end of period	$10.13		$9.59	$9.52	$8.87	$10.64	$11.97

Total return(b)	8.10%		5.72%	12.05%	(10.76)%	(8.34)%	18.76%

Net assets, end of period (in 000s)	$2,248		$2,652	$3,945	$5,112	$8,088	$10,192

Ratio of net expenses to average net assets	1.87	%(c)	1.87%	1.89%	1.91%	1.91%	1.92%

Ratio of total expenses to average net assets	2.13	%(c)	2.11%	2.11%	2.04%	1.97%	2.00%

Ratio of net investment income to average net assets	4.69	%(c)	5.07%	4.49%	3.95%	2.88%	2.86%

Portfolio turnover rate(d)	18%		34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.61		$9.54	$8.89	$10.66	$11.99	$10.37

Net investment income(a)	0.28		0.59	0.50	0.46	0.47	0.47

Net realized and unrealized gain (loss)	0.54		0.05	0.65	(1.53)	(1.31)	1.61

Total from investment operations	0.82		0.64	1.15	(1.07)	(0.84)	2.08

Distributions to shareholders from net investment income	(0.28)		(0.57)	(0.50)	(0.70)	(0.49)	(0.46)

Net asset value, end of period	$10.15		$9.61	$9.54	$8.89	$10.66	$11.99

Total return(b)	8.64%		6.79%	13.30%	(9.90)%	(7.35)%	19.99%

Net assets, end of period (in 000s)	$217,733		$209,522	$282,815	$407,041	$726,607	$916,157

Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.86%	0.86%	0.86%	0.86%

Ratio of total expenses to average net assets	1.05	%(c)	1.03%	1.02%	0.96%	0.89%	0.92%

Ratio of net investment income to average net assets	5.70	%(c)	6.13%	5.52%	4.98%	3.94%	3.92%

Portfolio turnover rate(d)	18%		34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.61		$9.54	$8.89	$10.67	$12.00	$10.38

Net investment income(a)	0.27		0.58	0.52	0.47	0.47	0.46

Net realized and unrealized gain (loss)	0.55		0.05	0.63	(1.55)	(1.32)	1.61

Total from investment operations	0.82		0.63	1.15	(1.08)	(0.85)	2.07

Distributions to shareholders from net investment income	(0.28)		(0.56)	(0.50)	(0.70)	(0.48)	(0.45)

Net asset value, end of period	$10.15		$9.61	$9.54	$8.89	$10.67	$12.00

Total return(b)	8.63%		6.77%	13.15%	(9.84)%	(7.47)%	20.02%

Net assets, end of period (in 000s)	$149,627		$8,573	$13,003	$119,488	$38,862	$75,617

Ratio of net expenses to average net assets	0.87	%(c)	0.87%	0.89%	0.89%	0.91%	0.92%

Ratio of total expenses to average net assets	1.11	%(c)	1.11%	1.07%	1.04%	0.97%	1.00%

Ratio of net investment income to average net assets	5.48	%(c)	6.03%	5.80%	5.15%	3.86%	3.85%

Portfolio turnover rate(d)	18%		34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.61		$9.54	$8.89	$10.66	$11.99	$10.37

Net investment income(a)	0.28		0.60	0.50	0.47	0.47	0.47

Net realized and unrealized gain (loss)	0.54		0.04	0.65	(1.53)	(1.31)	1.61

Total from investment operations	0.82		0.64	1.15	(1.06)	(0.84)	2.08

Distributions to shareholders from net investment income	(0.28)		(0.57)	(0.50)	(0.71)	(0.49)	(0.46)

Net asset value, end of period	$10.15		$9.61	$9.54	$8.89	$10.66	$11.99

Total return(b)	8.65%		6.80%	13.31%	(9.89)%	(7.34)%	20.12%

Net assets, end of period (in 000s)	$95,438		$101,697	$65,816	$161,802	$183,368	$214,558

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.85%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	1.04	%(c)	1.02%	1.01%	0.95%	0.88%	0.91%

Ratio of net investment income to average net assets	5.71	%(c)	6.23%	5.60%	5.01%	3.94%	3.92%

Portfolio turnover rate(d)	18%		34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.60		$9.53	$8.88	$10.65	$11.99	$10.37

Net investment income(a)	0.28		0.59	0.50	0.46	0.47	0.48

Net realized and unrealized gain (loss)	0.54		0.05	0.65	(1.52)	(1.32)	1.60

Total from investment operations	0.82		0.64	1.15	(1.06)	(0.85)	2.08

Distributions to shareholders from net investment income	(0.28)		(0.57)	(0.50)	(0.71)	(0.49)	(0.46)

Net asset value, end of period	$10.14		$9.60	$9.53	$8.88	$10.65	$11.99

Total return(b)	8.65%		6.81%	13.19%	(9.81)%	(7.43)%	20.12%

Net assets, end of period (in 000s)	$40,066		$36,370	$34,883	$30,394	$35,720	$35,499

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.85%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	1.04	%(c)	1.02%	1.02%	0.95%	0.88%	0.90%

Ratio of net investment income to average net assets	5.70	%(c)	6.15%	5.48%	5.03%	3.97%	3.96%

Portfolio turnover rate(d)	18%		34%	27%	53%	32%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$5.55		$5.57	$5.42	$6.00	$6.39	$5.47

Net investment income(a)	0.17		0.33	0.32	0.28	0.26	0.31

Net realized and unrealized gain (loss)	0.17		—	0.16	(0.56)	(0.36)	0.93

Total from investment operations	0.34		0.33	0.48	(0.28)	(0.10)	1.24

Distributions to shareholders from net investment income	(0.18)		(0.33)	(0.32)	(0.28)	(0.26)	(0.32)

Distributions to shareholders from return of capital	—		(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.18)		(0.35)	(0.33)	(0.30)	(0.29)	(0.32)

Net asset value, end of period	$5.71		$5.55	$5.57	$5.42	$6.00	$6.39

Total return(b)	6.19%		6.06%	9.07%	(4.51)%	(1.77)%	23.07%

Net assets, end of period (in 000s)	$79,426		$83,745	$85,376	$96,399	$111,249	$126,459

Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.99%	1.00%	1.03%

Ratio of total expenses to average net assets	1.11	%(c)	1.11%	1.11%	1.11%	1.10%	1.11%

Ratio of net investment income to average net assets	5.86	%(c)	5.95%	5.89%	5.18%	4.15%	5.04%

Portfolio turnover rate(d)	16%		42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Class C Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$5.56		$5.57	$5.42	$6.01	$6.40	$5.47

Net investment income(a)	0.14		0.29	0.28	0.24	0.22	0.26

Net realized and unrealized gain (loss)	0.17		0.01	0.16	(0.57)	(0.37)	0.95

Total from investment operations	0.31		0.30	0.44	(0.33)	(0.15)	1.21

Distributions to shareholders from net investment income	(0.16)		(0.29)	(0.28)	(0.24)	(0.22)	(0.28)

Distributions to shareholders from return of capital	—		(0.02)	(0.01)	(0.02)	(0.02)	—

Total distributions	(0.16)		(0.31)	(0.29)	(0.26)	(0.24)	(0.28)

Net asset value, end of period	$5.71		$5.56	$5.57	$5.42	$6.01	$6.40

Total return(b)	5.61%		5.46%	8.26%	(5.38)%	(2.50)%	22.12%

Net assets, end of period (in 000s)	$3,724		$3,997	$3,936	$3,721	$5,607	$6,448

Ratio of net expenses to average net assets	1.73	%(c)	1.73%	1.73%	1.74%	1.75%	1.78%

Ratio of total expenses to average net assets	1.86	%(c)	1.86%	1.86%	1.86%	1.85%	1.86%

Ratio of net investment income to average net assets	5.11	%(c)	5.20%	5.14%	4.41%	3.40%	4.27%

Portfolio turnover rate(d)	16%		42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$5.56		$5.58	$5.43	$6.02	$6.41	$5.48

Net investment income(a)	0.17		0.35	0.34	0.30	0.28	0.33

Net realized and unrealized gain (loss)	0.18		—	0.15	(0.57)	(0.36)	0.94

Total from investment operations	0.35		0.35	0.49	(0.27)	(0.08)	1.27

Distributions to shareholders from net investment income	(0.19)		(0.35)	(0.33)	(0.30)	(0.28)	(0.34)

Distributions to shareholders from return of capital	—		(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.19)		(0.37)	(0.34)	(0.32)	(0.31)	(0.34)

Net asset value, end of period	$5.72		$5.56	$5.58	$5.43	$6.02	$6.41

Total return(b)	6.34%		6.38%	9.38%	(4.38)%	(1.48)%	23.34%

Net assets, end of period (in 000s)	$121,610		$114,134	$169,826	$178,298	$263,256	$295,209

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.69%	0.71%	0.72%	0.75%

Ratio of total expenses to average net assets	0.78	%(c)	0.78%	0.78%	0.78%	0.77%	0.78%

Ratio of net investment income to average net assets	6.15	%(c)	6.25%	6.19%	5.44%	4.43%	5.29%

Portfolio turnover rate(d)	16%		42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Service Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$5.55		$5.57	$5.41	$6.00	$6.39	$5.46

Net investment income(a)	0.16		0.32	0.31	0.27	0.25	0.30

Net realized and unrealized gain (loss)	0.17		—	0.16	(0.57)	(0.37)	0.94

Total from investment operations	0.33		0.32	0.47	(0.30)	(0.12)	1.24

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.30)	(0.27)	(0.24)	(0.31)

Distributions to shareholders from return of capital	—		(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.17)		(0.34)	(0.31)	(0.29)	(0.27)	(0.31)

Net asset value, end of period	$5.71		$5.55	$5.57	$5.41	$6.00	$6.39

Total return(b)	6.09%		5.85%	9.04%	(4.89)%	(1.99)%	22.80%

Net assets, end of period (in 000s)	$2,299		$2,273	$4,375	$4,258	$6,867	$8,331

Ratio of net expenses to average net assets	1.18	%(c)	1.18%	1.19%	1.21%	1.22%	1.25%

Ratio of total expenses to average net assets	1.28	%(c)	1.28%	1.28%	1.28%	1.27%	1.28%

Ratio of net investment income to average net assets	5.65	%(c)	5.75%	5.68%	4.92%	3.94%	4.80%

Portfolio turnover rate(d)	16%		42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$5.56		$5.58	$5.43	$6.02	$6.40	$5.48

Net investment income(a)	0.17		0.35	0.33	0.30	0.28	0.33

Net realized and unrealized gain (loss)	0.18		—	0.16	(0.57)	(0.36)	0.93

Total from investment operations	0.35		0.35	0.49	(0.27)	(0.08)	1.26

Distributions to shareholders from net investment income	(0.19)		(0.35)	(0.33)	(0.30)	(0.27)	(0.34)

Distributions to shareholders from return of capital	—		(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.19)		(0.37)	(0.34)	(0.32)	(0.30)	(0.34)

Net asset value, end of period	$5.72		$5.56	$5.58	$5.43	$6.02	$6.40

Total return(b)	6.32%		6.33%	9.33%	(4.25)%	(1.52)%	23.34%

Net assets, end of period (in 000s)	$7,195		$6,855	$7,242	$7,715	$16,174	$14,217

Ratio of net expenses to average net assets	0.73	%(c)	0.73%	0.73%	0.74%	0.75%	0.78%

Ratio of total expenses to average net assets	0.86	%(c)	0.86%	0.86%	0.86%	0.85%	0.86%

Ratio of net investment income to average net assets	6.10	%(c)	6.20%	6.14%	5.40%	4.40%	5.29%

Portfolio turnover rate(d)	16%		42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$5.58		$5.59	$5.44	$6.03	$6.42	$5.49

Net investment income(a)	0.17		0.35	0.34	0.29	0.28	0.33

Net realized and unrealized gain (loss)	0.17		0.01	0.15	(0.56)	(0.36)	0.94

Total from investment operations	0.34		0.36	0.49	(0.27)	(0.08)	1.27

Distributions to shareholders from net investment income	(0.19)		(0.35)	(0.33)	(0.30)	(0.28)	(0.34)

Distributions to shareholders from return of capital	—		(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.19)		(0.37)	(0.34)	(0.32)	(0.31)	(0.34)

Net asset value, end of period	$5.73		$5.58	$5.59	$5.44	$6.03	$6.42

Total return(b)	6.16%		6.58%	9.39%	(4.36)%	(1.46)%	23.32%

Net assets, end of period (in 000s)	$37,754		$40,624	$37,844	$16,748	$70,219	$41,825

Ratio of net expenses to average net assets	0.67	%(c)	0.67%	0.68%	0.70%	0.71%	0.74%

Ratio of total expenses to average net assets	0.77	%(c)	0.77%	0.77%	0.77%	0.76%	0.77%

Ratio of net investment income to average net assets	6.17	%(c)	6.24%	6.17%	5.31%	4.45%	5.31%

Portfolio turnover rate(d)	16%		42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Class R Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$5.55		$5.56	$5.41	$6.00	$6.38	$5.47

Net investment income(a)	0.16		0.32	0.31	0.27	0.25	0.30

Net realized and unrealized gain (loss)	0.16		0.01	0.15	(0.57)	(0.36)	0.92

Total from investment operations	0.32		0.33	0.46	(0.30)	(0.11)	1.22

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.30)	(0.27)	(0.24)	(0.31)

Distributions to shareholders from return of capital	—		(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.17)		(0.34)	(0.31)	(0.29)	(0.27)	(0.31)

Net asset value, end of period	$5.70		$5.55	$5.56	$5.41	$6.00	$6.38

Total return(b)	5.87%		5.99%	8.80%	(4.92)%	(1.87)%	22.57%

Net assets, end of period (in 000s)	$4,149		$4,295	$4,512	$3,816	$4,551	$6,089

Ratio of net expenses to average net assets	1.23	%(c)	1.23%	1.23%	1.24%	1.25%	1.28%

Ratio of total expenses to average net assets	1.36	%(c)	1.36%	1.36%	1.36%	1.35%	1.36%

Ratio of net investment income to average net assets	5.61	%(c)	5.70%	5.64%	4.93%	3.90%	4.84%

Portfolio turnover rate(d)	16%		42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$5.57		$5.58	$5.43	$6.02	$6.41	$5.48

Net investment income(a)	0.17		0.35	0.34	0.30	0.28	0.33

Net realized and unrealized gain (loss)	0.17		0.01	0.15	(0.57)	(0.36)	0.94

Total from investment operations	0.34		0.36	0.49	(0.27)	(0.08)	1.27

Distributions to shareholders from net investment income	(0.19)		(0.35)	(0.33)	(0.30)	(0.28)	(0.34)

Distributions to shareholders from return of capital	—		(0.02)	(0.01)	(0.02)	(0.03)	—

Total distributions	(0.19)		(0.37)	(0.34)	(0.32)	(0.31)	(0.34)

Net asset value, end of period	$5.72		$5.57	$5.58	$5.43	$6.02	$6.41

Total return(b)	6.16%		6.58%	9.39%	(4.37)%	(1.47)%	23.35%

Net assets, end of period (in 000s)	$2,133,940		$1,778,290	$1,638,158	$1,294,140	$1,417,912	$1,575,340

Ratio of net expenses to average net assets	0.67	%(c)	0.67%	0.68%	0.70%	0.71%	0.74%

Ratio of total expenses to average net assets	0.77	%(c)	0.77%	0.77%	0.77%	0.76%	0.77%

Ratio of net investment income to average net assets	6.16	%(c)	6.26%	6.19%	5.47%	4.44%	5.31%

Portfolio turnover rate(d)	16%		42%	26%	39%	56%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.67		$8.89	$8.71	$9.23	$9.36	$7.89

Net investment income(a)	0.29		0.66	0.75	0.52	0.29	0.32

Net realized and unrealized gain (loss)	0.01		(0.22)	0.18	(0.46)	(0.13)	1.48

Total from investment operations	0.30		0.44	0.93	0.06	0.16	1.80

Distributions to shareholders from net investment income	(0.30)		(0.65)	(0.73)	(0.58)	(0.29)	(0.33)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	—	—	—

Total distributions	(0.30)		(0.66)	(0.75)	(0.58)	(0.29)	(0.33)

Net asset value, end of period	$8.67		$8.67	$8.89	$8.71	$9.23	$9.36

Total return(b)	3.56%		4.88%	11.23%	0.77%	1.83%	22.96%

Net assets, end of period (in 000s)	$4,464		$4,853	$6,260	$2,959	$3,623	$3,583

Ratio of net expenses to average net assets after interest expense	0.96	%(c)	1.00%	1.07%	1.06%	0.96%	1.06%

Ratio of net expenses to average net assets before interest expense	0.96	%(c)	0.96%	1.03%	0.99%	0.94%	1.01%

Ratio of total expenses to average net assets after interest expense	1.02	%(c)	1.04%	1.08%	1.07%	0.98%	1.11%

Ratio of net investment income to average net assets	6.76	%(c)	7.41%	8.55%	5.89%	3.05%	3.62%

Portfolio turnover rate(d)	29%		54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Class C Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.67		$8.90	$8.71	$9.23	$9.36	$7.89

Net investment income(a)	0.26		0.59	0.69	0.44	0.22	0.26

Net realized and unrealized gain (loss)	0.02		(0.23)	0.19	(0.45)	(0.13)	1.47

Total from investment operations	0.28		0.36	0.88	(0.01)	0.09	1.73

Distributions to shareholders from net investment income	(0.27)		(0.58)	(0.67)	(0.51)	(0.22)	(0.26)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	—	—	—

Total distributions	(0.27)		(0.59)	(0.69)	(0.51)	(0.22)	(0.26)

Net asset value, end of period	$8.68		$8.67	$8.90	$8.71	$9.23	$9.36

Total return(b)	3.30%		4.10%	10.41%	0.02%	0.96%	22.18%

Net assets, end of period (in 000s)	$1,652		$1,591	$898	$731	$1,178	$578

Ratio of net expenses to average net assets after interest expense	1.71	%(c)	1.75%	1.83%	1.80%	1.71%	1.81%

Ratio of net expenses to average net assets before interest expense	1.71	%(c)	1.71%	1.77%	1.74%	1.69%	1.76%

Ratio of total expenses to average net assets after interest expense	1.76	%(c)	1.79%	1.83%	1.81%	1.73%	1.87%

Ratio of net investment income to average net assets	6.00	%(c)	6.61%	7.77%	5.01%	2.31%	2.93%

Portfolio turnover rate(d)	29%		54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.67		$8.89	$8.71	$9.23	$9.36	$7.90

Net investment income(a)	0.31		0.70	0.78	0.58	0.32	0.36

Net realized and unrealized gain (loss)	0.02		(0.24)	0.18	(0.49)	(0.13)	1.46

Total from investment operations	0.33		0.46	0.96	0.09	0.19	1.82

Distributions to shareholders from net investment income	(0.32)		(0.67)	(0.76)	(0.61)	(0.32)	(0.36)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	—	—	—

Total distributions	(0.32)		(0.68)	(0.78)	(0.61)	(0.32)	(0.36)

Net asset value, end of period	$8.68		$8.67	$8.89	$8.71	$9.23	$9.36

Total return(b)	3.83%		5.19%	11.59%	1.10%	2.06%	23.34%

Net assets, end of period (in 000s)	$115,325		$103,572	$200,199	$131,964	$71,792	$75,149

Ratio of net expenses to average net assets after interest expense	0.68	%(c)	0.70%	0.75%	0.75%	0.63%	0.72%

Ratio of net expenses to average net assets before interest expense	0.67	%(c)	0.67%	0.70%	0.67%	0.61%	0.67%

Ratio of total expenses to average net assets after interest expense	0.68	%(c)	0.71%	0.75%	0.75%	0.65%	0.76%

Ratio of net investment income to average net assets	7.01	%(c)	7.87%	8.88%	6.58%	3.38%	3.99%

Portfolio turnover rate(d)	29%		54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.70		$8.92	$8.73	$9.25	$9.38	$7.91

Net investment income(a)	0.31		0.68	0.77	0.57	0.31	0.34

Net realized and unrealized gain (loss)	0.01		(0.22)	0.20	(0.49)	(0.13)	1.48

Total from investment operations	0.32		0.46	0.97	0.08	0.18	1.82

Distributions to shareholders from net investment income	(0.32)		(0.67)	(0.76)	(0.60)	(0.31)	(0.35)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	—	—	—

Total distributions	(0.32)		(0.68)	(0.78)	(0.60)	(0.31)	(0.35)

Net asset value, end of period	$8.70		$8.70	$8.92	$8.73	$9.25	$9.38

Total return(b)	3.69%		5.15%	11.62%	1.04%	1.98%	23.35%

Net assets, end of period (in 000s)	$14,670		$19,237	$18,874	$6,217	$6,293	$3,825

Ratio of net expenses to average net assets after interest expense	0.71	%(c)	0.75%	0.82%	0.83%	0.71%	0.80%

Ratio of net expenses to average net assets before interest expense	0.71	%(c)	0.72%	0.77%	0.75%	0.69%	0.75%

Ratio of total expenses to average net assets after interest expense	0.77	%(c)	0.79%	0.82%	0.83%	0.73%	0.84%

Ratio of net investment income to average net assets	7.02	%(c)	7.67%	8.74%	6.45%	3.30%	3.74%

Portfolio turnover rate(d)	29%		54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.68		$8.91	$8.72	$9.24	$9.36	$7.90

Net investment income(a)	0.31		0.68	0.78	0.43	0.32	0.33

Net realized and unrealized gain (loss)	0.02		(0.23)	0.19	(0.34)	(0.12)	1.49

Total from investment operations	0.33		0.45	0.97	0.09	0.20	1.82

Distributions to shareholders from net investment income	(0.32)		(0.67)	(0.76)	(0.61)	(0.32)	(0.36)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	—	—	—

Total distributions	(0.32)		(0.68)	(0.78)	(0.61)	(0.32)	(0.36)

Net asset value, end of period	$8.69		$8.68	$8.91	$8.72	$9.24	$9.36

Total return(b)	3.83%		5.20%	11.60%	1.12%	2.18%	23.35%

Net assets, end of period (in 000s)	$26,579		$29,583	$27,820	$17,687	$355,784	$143,999

Ratio of net expenses to average net assets after interest expense	0.67	%(c)	0.69%	0.73%	0.63%	0.62%	0.70%

Ratio of net expenses to average net assets before interest expense	0.67	%(c)	0.66%	0.69%	0.62%	0.62%	0.57%

Ratio of total expenses to average net assets after interest expense	0.67	%(c)	0.70%	0.74%	0.64%	0.64%	0.75%

Ratio of net investment income to average net assets	7.05	%(c)	7.69%	8.86%	4.84%	3.41%	3.59%

Portfolio turnover rate(d)	29%		54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Class R Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.67		$8.90	$8.71	$9.23	$9.35	$7.89

Net investment income(a)	0.29		0.63	0.73	0.59	0.26	0.30

Net realized and unrealized gain (loss)	0.01		(0.23)	0.19	(0.56)	(0.11)	1.47

Total from investment operations	0.30		0.40	0.92	0.03	0.15	1.77

Distributions to shareholders from net investment income	(0.29)		(0.62)	(0.71)	(0.55)	(0.27)	(0.31)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	—	—	—

Total distributions	(0.29)		(0.63)	(0.73)	(0.55)	(0.27)	(0.31)

Net asset value, end of period	$8.68		$8.67	$8.90	$8.71	$9.23	$9.35

Total return(b)	3.55%		4.62%	10.96%	0.52%	1.58%	22.69%

Net assets, end of period (in 000s)	$64		$295	$283	$249	$68	$13

Ratio of net expenses to average net assets after interest expense	1.20	%(c)	1.25%	1.33%	1.38%	1.18%	1.29%

Ratio of net expenses to average net assets before interest expense	1.20	%(c)	1.21%	1.28%	1.27%	1.17%	1.25%

Ratio of total expenses to average net assets after interest expense	1.26	%(c)	1.29%	1.33%	1.39%	1.20%	1.34%

Ratio of net investment income to average net assets	6.65	%(c)	7.15%	8.30%	6.68%	2.79%	3.38%

Portfolio turnover rate(d)	29%		54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.69		$8.91	$8.73	$9.25	$9.37	$7.91

Net investment income(a)	0.31		0.68	0.78	0.55	0.32	0.35

Net realized and unrealized gain (loss)	0.01		(0.22)	0.18	(0.46)	(0.12)	1.47

Total from investment operations	0.32		0.46	0.96	0.09	0.20	1.82

Distributions to shareholders from net investment income	(0.32)		(0.67)	(0.76)	(0.61)	(0.32)	(0.36)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	—	—	—

Total distributions	(0.32)		(0.68)	(0.78)	(0.61)	(0.32)	(0.36)

Net asset value, end of period	$8.69		$8.69	$8.91	$8.73	$9.25	$9.37

Total return(b)	3.71%		5.21%	11.60%	1.13%	2.18%	23.49%

Net assets, end of period (in 000s)	$1,684,597		$1,716,012	$1,766,000	$2,075,297	$4,252,333	$1,681,575

Ratio of net expenses to average net assets after interest expense	0.67	%(c)	0.69%	0.74%	0.71%	0.62%	0.71%

Ratio of net expenses to average net assets before interest expense	0.67	%(c)	0.66%	0.69%	0.65%	0.62%	0.70%

Ratio of total expenses to average net assets after interest expense	0.68	%(c)	0.70%	0.74%	0.72%	0.64%	0.76%

Ratio of net investment income to average net assets	7.05	%(c)	7.72%	8.89%	6.16%	3.40%	3.94%

Portfolio turnover rate(d)	29%		54%	29%	24%	26%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.02		$7.99	$7.97	$8.76	$9.59	$8.96

Net investment income(a)	0.16		0.32	0.30	0.24	0.20	0.24

Net realized and unrealized gain (loss)	0.20		0.06	0.05	(0.76)	(0.58)	0.77

Total from investment operations	0.36		0.38	0.35	(0.52)	(0.38)	1.01

Distributions to shareholders from net investment income	(0.18)		(0.31)	(0.29)	(0.24)	(0.17)	(0.25)

Distributions to shareholders from net realized gains	—		—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	—		(0.04)	(0.04)	(0.03)	(0.06)	—

Total distributions	(0.18)		(0.35)	(0.33)	(0.27)	(0.45)	(0.38)

Net asset value, end of period	$8.20		$8.02	$7.99	$7.97	$8.76	$9.59

Total return(b)	4.43%		4.93%	4.53%	(5.71)%	(4.42)%	11.23%

Net assets, end of period (in 000s)	$6,654		$6,551	$6,398	$6,130	$8,652	$9,743

Ratio of net expenses to average net assets	0.71	%(c)	0.71%	0.71%	0.71%	0.71%	0.72%

Ratio of total expenses to average net assets	0.79	%(c)	0.79%	0.78%	0.79%	0.79%	0.79%

Ratio of net investment income to average net assets	4.01	%(c)	4.00%	3.82%	3.02%	2.04%	2.40%

Portfolio turnover rate(d)	21%		42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.02		$8.00	$7.97	$8.76	$9.59	$8.96

Net investment income(a)	0.17		0.35	0.33	0.27	0.23	0.27

Net realized and unrealized gain (loss)	0.20		0.04	0.06	(0.76)	(0.58)	0.78

Total from investment operations	0.37		0.39	0.39	(0.49)	(0.35)	1.05

Distributions to shareholders from net investment income	(0.19)		(0.32)	(0.31)	(0.27)	(0.20)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	—		(0.05)	(0.05)	(0.03)	(0.06)	—

Total distributions	(0.19)		(0.37)	(0.36)	(0.30)	(0.48)	(0.42)

Net asset value, end of period	$8.20		$8.02	$8.00	$7.97	$8.76	$9.59

Total return(b)	4.61%		5.28%	4.87%	(5.50)%	(4.00)%	11.47%

Net assets, end of period (in 000s)	$106,382		$105,478	$74,962	$64,706	$66,925	$123,553

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.38%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.46	%(c)	0.46%	0.45%	0.46%	0.46%	0.45%

Ratio of net investment income to average net assets	4.34	%(c)	4.33%	4.15%	3.38%	2.38%	2.69%

Portfolio turnover rate(d)	21%		42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Separate Account Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.03		$8.00	$7.97	$8.76	$9.60	$8.97

Net investment income(a)	0.18		0.35	0.33	0.27	0.23	0.27

Net realized and unrealized gain (loss)	0.19		0.05	0.06	(0.76)	(0.59)	0.78

Total from investment operations	0.37		0.40	0.39	(0.49)	(0.36)	1.05

Distributions to shareholders from net investment income	(0.20)		(0.32)	(0.31)	(0.27)	(0.20)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	—		(0.05)	(0.05)	(0.03)	(0.06)	—

Total distributions	(0.20)		(0.37)	(0.36)	(0.30)	(0.48)	(0.42)

Net asset value, end of period	$8.20		$8.03	$8.00	$7.97	$8.76	$9.60

Total return(b)	4.61%		5.16%	4.88%	(5.38)%	(4.09)%	11.60%

Net assets, end of period (in 000s)	$76,118		$78,989	$92,291	$102,580	$123,397	$176,606

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.45	%(c)	0.45%	0.44%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	4.35	%(c)	4.34%	4.16%	3.38%	2.39%	2.75%

Portfolio turnover rate(d)	21%		42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.02		$7.99	$7.97	$8.76	$9.59	$8.96

Net investment income(a)	0.17		0.34	0.32	0.27	0.22	0.26

Net realized and unrealized gain (loss)	0.20		0.06	0.05	(0.77)	(0.58)	0.78

Total from investment operations	0.37		0.40	0.37	(0.50)	(0.36)	1.04

Distributions to shareholders from net investment income	(0.19)		(0.32)	(0.30)	(0.26)	(0.19)	(0.28)

Distributions to shareholders from net realized gains	—		—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	—		(0.05)	(0.05)	(0.03)	(0.06)	—

Total distributions	(0.19)		(0.37)	(0.35)	(0.29)	(0.47)	(0.41)

Net asset value, end of period	$8.20		$8.02	$7.99	$7.97	$8.76	$9.59

Total return(b)	4.56%		5.20%	4.79%	(5.58)%	(4.07)%	11.38%

Net assets, end of period (in 000s)	$7,654		$6,013	$10,499	$11,844	$3,815	$5,364

Ratio of net expenses to average net assets	0.46	%(c)	0.46%	0.46%	0.46%	0.46%	0.46%

Ratio of total expenses to average net assets	0.54	%(c)	0.54%	0.53%	0.54%	0.54%	0.54%

Ratio of net investment income to average net assets	4.26	%(c)	4.25%	4.07%	3.39%	2.30%	2.63%

Portfolio turnover rate(d)	21%		42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.03		$8.00	$7.97	$8.76	$9.59	$8.96

Net investment income(a)	0.18		0.35	0.32	0.27	0.22	0.27

Net realized and unrealized gain (loss)	0.20		0.05	0.07	(0.76)	(0.57)	0.78

Total from investment operations	0.38		0.40	0.39	(0.49)	(0.35)	1.05

Distributions to shareholders from net investment income	(0.20)		(0.32)	(0.31)	(0.27)	(0.20)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	—		(0.05)	(0.05)	(0.03)	(0.06)	—

Total distributions	(0.20)		(0.37)	(0.36)	(0.30)	(0.48)	(0.42)

Net asset value, end of period	$8.21		$8.03	$8.00	$7.97	$8.76	$9.59

Total return(b)	4.61%		5.29%	4.88%	(5.38)%	(3.99)%	11.48%

Net assets, end of period (in 000s)	$154,841		$147,783	$214,350	$274,325	$320,086	$1,228

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.45	%(c)	0.45%	0.44%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	4.35	%(c)	4.35%	4.14%	3.38%	2.35%	2.74%

Portfolio turnover rate(d)	21%		42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.02		$7.99	$7.97	$8.76	$9.59	$8.96

Net investment income(a)	0.18		0.35	0.33	0.27	0.23	0.27

Net realized and unrealized gain (loss)	0.20		0.05	0.05	(0.76)	(0.58)	0.78

Total from investment operations	0.38		0.40	0.38	(0.49)	(0.35)	1.05

Distributions to shareholders from net investment income	(0.20)		(0.32)	(0.31)	(0.27)	(0.20)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	—	(0.22)	(0.13)

Distributions to shareholders from return of capital	—		(0.05)	(0.05)	(0.03)	(0.06)	—

Total distributions	(0.20)		(0.37)	(0.36)	(0.30)	(0.48)	(0.42)

Net asset value, end of period	$8.20		$8.02	$7.99	$7.97	$8.76	$9.59

Total return(b)	4.61%		5.29%	4.88%	(5.39)%	(4.10)%	11.61%

Net assets, end of period (in 000s)	$324,244		$289,963	$268,124	$178,640	$176,368	$156,039

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.45	%(c)	0.45%	0.44%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	4.35	%(c)	4.35%	4.18%	3.39%	2.38%	2.73%

Portfolio turnover rate(d)	21%		42%	49%	58%	31%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Class A Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$7.88		$7.90	$7.74	$8.52	$8.92	$7.93

Net investment income(a)	0.23		0.44	0.47	0.37	0.28	0.28

Net realized and unrealized gain (loss)	0.14		0.02	0.14	(0.73)	(0.35)	0.99

Total from investment operations	0.37		0.46	0.61	(0.36)	(0.07)	1.27

Distributions to shareholders from net investment income	(0.23)		(0.48)	(0.45)	(0.42)	(0.33)	(0.28)

Net asset value, end of period	$8.02		$7.88	$7.90	$7.74	$8.52	$8.92

Total return(b)	4.75%		5.93%	8.09%	(4.11)%	(0.91)%	16.07%

Net assets, end of period (in 000s)	$686		$657	$633	$818	$1,486	$1,894

Ratio of net expenses to average net assets	0.95	%(c)	0.97%	1.46%	1.45%	1.46%	1.46%

Ratio of total expenses to average net assets	2.06	%(c)	2.20%	2.21%	1.88%	1.70%	1.72%

Ratio of net investment income to average net assets	5.76	%(c)	5.55%	6.03%	4.67%	3.14%	3.19%

Portfolio turnover rate(d)	17%		56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Class C Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$7.87		$7.89	$7.73	$8.52	$8.91	$7.93

Net investment income(a)	0.20		0.38	0.41	0.31	0.21	0.22

Net realized and unrealized gain (loss)	0.14		0.02	0.14	(0.74)	(0.34)	0.97

Total from investment operations	0.34		0.40	0.55	(0.43)	(0.13)	1.19

Distributions to shareholders from net investment income	(0.20)		(0.42)	(0.39)	(0.36)	(0.26)	(0.21)

Net asset value, end of period	$8.01		$7.87	$7.89	$7.73	$8.52	$8.91

Total return(b)	4.36%		5.14%	7.30%	(4.95)%	(1.54)%	15.08%

Net assets, end of period (in 000s)	$240		$243	$80	$112	$179	$423

Ratio of net expenses to average net assets	1.70	%(c)	1.71%	2.22%	2.21%	2.20%	2.21%

Ratio of total expenses to average net assets	2.81	%(c)	3.00%	2.97%	2.64%	2.45%	2.51%

Ratio of net investment income to average net assets	5.02	%(c)	4.77%	5.30%	3.93%	2.36%	2.52%

Portfolio turnover rate(d)	17%		56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Institutional Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$7.87		$7.89	$7.73	$8.51	$8.91	$7.92

Net investment income(a)	0.24		0.47	0.49	0.40	0.31	0.31

Net realized and unrealized gain (loss)	0.14		0.02	0.15	(0.73)	(0.36)	0.99

Total from investment operations	0.38		0.49	0.64	(0.33)	(0.05)	1.30

Distributions to shareholders from net investment income	(0.24)		(0.51)	(0.48)	(0.45)	(0.35)	(0.31)

Net asset value, end of period	$8.01		$7.87	$7.89	$7.73	$8.51	$8.91

Total return(b)	4.92%		6.28%	8.45%	(3.80)%	(0.59)%	16.47%

Net assets, end of period (in 000s)	$8,349		$8,733	$9,189	$8,574	$15,884	$14,905

Ratio of net expenses to average net assets	0.62	%(c)	0.64%	1.13%	1.12%	1.12%	1.13%

Ratio of total expenses to average net assets	1.73	%(c)	1.86%	1.88%	1.55%	1.37%	1.42%

Ratio of net investment income to average net assets	6.10	%(c)	5.88%	6.35%	4.98%	3.46%	3.57%

Portfolio turnover rate(d)	17%		56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Investor Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$7.88		$7.90	$7.73	$8.52	$8.92	$7.93

Net investment income(a)	0.24		0.46	0.49	0.39	0.30	0.31

Net realized and unrealized gain (loss)	0.14		0.02	0.15	(0.74)	(0.35)	0.98

Total from investment operations	0.38		0.48	0.64	(0.35)	(0.05)	1.29

Distributions to shareholders from net investment income	(0.24)		(0.50)	(0.47)	(0.44)	(0.35)	(0.30)

Net asset value, end of period	$8.02		$7.88	$7.90	$7.73	$8.52	$8.92

Total return(b)	5.01%		6.06%	8.50%	(4.00)%	(0.66)%	16.36%

Net assets, end of period (in 000s)	$160		$156	$298	$1,414	$2,633	$2,406

Ratio of net expenses to average net assets	0.70	%(c)	0.72%	1.21%	1.20%	1.20%	1.21%

Ratio of total expenses to average net assets	1.82	%(c)	1.92%	1.96%	1.63%	1.45%	1.49%

Ratio of net investment income to average net assets	6.01	%(c)	5.79%	6.36%	4.91%	3.38%	3.49%

Portfolio turnover rate(d)	17%		56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$7.86		$7.89	$7.73	$8.52	$8.91	$7.93

Net investment income(a)	0.24		0.47	0.49	0.40	0.31	0.31

Net realized and unrealized gain (loss)	0.14		0.01	0.15	(0.74)	(0.34)	0.98

Total from investment operations	0.38		0.48	0.64	(0.34)	(0.03)	1.29

Distributions to shareholders from net investment income	(0.24)		(0.51)	(0.48)	(0.45)	(0.36)	(0.31)

Net asset value, end of period	$8.00		$7.86	$7.89	$7.73	$8.52	$8.91

Total return(b)	4.93%		6.16%	8.46%	(3.91)%	(0.46)%	16.33%

Net assets, end of period (in 000s)	$97		$2,757	$8,086	$6,984	$5,353	$1,654

Ratio of net expenses to average net assets	0.62	%(c)	0.66%	1.12%	1.11%	1.11%	1.12%

Ratio of total expenses to average net assets	1.66	%(c)	1.86%	1.87%	1.55%	1.36%	1.39%

Ratio of net investment income to average net assets	6.14	%(c)	5.90%	6.34%	5.06%	3.51%	3.57%

Portfolio turnover rate(d)	17%		56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Class P Shares

	Six Months Ended
	September 30, 2025		Year Ended March 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$7.86		$7.88	$7.72	$8.50	$8.90	$7.92

Net investment income(a)	0.24		0.47	0.49	0.38	0.31	0.31

Net realized and unrealized gain (loss)	0.14		0.02	0.15	(0.71)	(0.35)	0.98

Total from investment operations	0.38		0.49	0.64	(0.33)	(0.04)	1.29

Distributions to shareholders from net investment income	(0.24)		(0.51)	(0.48)	(0.45)	(0.36)	(0.31)

Net asset value, end of period	$8.00		$7.86	$7.88	$7.72	$8.50	$8.90

Total return(b)	4.93%		6.29%	8.46%	(3.80)%	(0.58)%	16.35%

Net assets, end of period (in 000s)	$25,817		$30,746	$29,977	$31,632	$117,611	$106,377

Ratio of net expenses to average net assets	0.61	%(c)	0.63%	1.12%	1.12%	1.11%	1.12%

Ratio of total expenses to average net assets	1.72	%(c)	1.87%	1.87%	1.48%	1.36%	1.38%

Ratio of net investment income to average net assets	6.10	%(c)	5.88%	6.37%	4.75%	3.47%	3.55%

Portfolio turnover rate(d)	17%		56%	29%	22%	56%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements September 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Emerging Markets Credit Fund	A, C, Institutional, Investor, R6 and P	Non-diversified

Goldman Sachs Emerging Markets Debt Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs High Yield Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs High Yield Floating Rate Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Investment Grade Credit Fund	A, Institutional, Separate Account Institutional, Investor, R6 and P	Diversified

Goldman Sachs Short Duration High Yield Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares of the Emerging Markets Credit, Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and and Short Duration High Yield Funds are sold with a front-end sales charge of up to 4.50%, 4.50%, 4.50%, 2.25%, 3.75% and 2.25%, respectively. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Separate Account Institutional, Investor, Class R, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized

127

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Emerging Markets Credit Fund	Daily/Monthly	Annually

Emerging Markets Debt Fund	Daily/Monthly	Annually

High Yield Fund	Daily/Monthly	Annually

High Yield Floating Rate Fund	Daily/Monthly	Annually

Investment Grade Credit Fund	Daily/Monthly	Annually

Short Duration High Yield Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

128

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield, High Yield Floating Rate and Short Duration High Yield Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. The Funds are obligated to fund these commitments at the borrower’s discretion. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2025:

EMERGING MARKETS CREDIT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$ —	$23,349,906	$ —

Sovereign Debt Obligations	—	1,072,609	—

U.S. Treasury Obligations	278,830	—	—

Investment Company	4,202	—	—

Total	$283,032	$24,422,515	$ —

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$ —	$52	$ —

Futures Contracts	10,195	—	—

Interest Rate Swap Contracts	—	235	—

Total	$ 10,195	$ 287	$ —

Liabilities(a)

Futures Contracts	$(12,810)	$ —	$ —

Interest Rate Swap Contracts	—	(1,426)	—

Total	$(12,810)	$ (1,426)	$ —

EMERGING MARKETS DEBT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$ —	$349,435,312	$ —

Corporate Obligations	—	132,237,403	—

Common Stock and/or Other Equity Investments(b)

Asia	13,996	47,381	—

Investment Company	31,165,831	—	—

Total	$31,179,827	$481,720,096	$ —

133

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

EMERGING MARKETS DEBT FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,599,906	$—

Futures Contracts(a)	572,282	—	—

Interest Rate Swap Contracts(a)	—	195,680	—

Credit Default Swap Contracts(a)	—	6,123	—

Purchased Option Contracts	—	751,104	—

Total	$572,282	$2,552,813	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,607,680)	$—

Futures Contracts(a)	(269,987)	—	—

Interest Rate Swap Contracts(a)	—	(111,164)	—

Written Option Contracts	—	(858,056)	—

Total	$(269,987)	$(2,576,900)	$—

HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$2,169,617,786	$—

Bank Loans	—	108,464,489	—

Securities Lending Reinvestment Vehicle	80,090,496	—	—

Common Stock and/or Other Equity Investments(b)

Europe	—	3,142,100	—

North America	2,001,175	119,218	—

Preferred Stocks	—	1,043,550	—

Rights	—	918,947	—

Warrants	—	50,280	—

Exchange Traded Funds	24,922,880	—	—

Investment Company	38,198,024	—	—

Total	$145,212,575	$2,283,356,370	$—

Liabilities

Fixed Income(a)

Unfunded Loan Committments	$—	$(1,497)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$58,008	$—

Futures Contracts	214,021	—	—

Credit Default Swap Contracts	—	2,875,396	—

Total	$214,021	$2,933,404	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

HIGH YIELD FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)

Futures Contracts	$(399,539)	$—	$—

HIGH YIELD FLOATING RATE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$1,544,731,935	$4,289,147

Corporate Obligations	—	104,087,022	—

Asset-Backed Securities	—	18,428,611	—

Common Stock and/or Other Equity Investments(b)

Europe	—	3,693,602	—

North America	915,450	2,292,199	1,192,788

Securities Lending Reinvestment Vehicle	5,601,039	—	—

Rights	—	1,370,926	—

Preferred Stocks	—	—	107,580

Warrants	—	69,425	163

Exchange Traded Funds	79,275,349	—	—

Investment Company	157,012,358	—	—

Total	$242,804,196	$1,674,673,720	$5,589,678

Liabilities

Fixed Income(a)

Unfunded Loan Committments	$—	$(3,929)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$29,650	$—

Futures Contracts	8,942	—	—

Credit Default Swap Contracts	—	602,838	—

Total	$8,942	$632,488	$—

Liabilities(a)

Futures Contracts	$(55,712)	$—	$—

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INVESTMENT GRADE CREDIT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$602,835,628	$—

Sovereign Debt Obligations	—	11,835,600	—

Municipal Debt Obligations	—	2,998,394	—

U.S. Treasury Obligations	1,161,994	—	—

Investment Company	24,413,255	—	—

Total	$25,575,249	$617,669,622	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$254	$—

Futures Contracts	2,494,916	—	—

Interest Rate Swap Contracts	—	517,825	—

Credit Default Swap Contracts	—	3,201,782	—

Total	$2,494,916	$3,719,861	$—

Liabilities(a)

Futures Contracts	$(306,533)	$—	$—

Interest Rate Swap Contracts	—	(358,194)	—

Credit Default Swap Contracts	—	(31,555)	—

Total	$(306,533)	$(389,749)	$—

SHORT DURATION HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$ —	$29,439,248	$—

Bank Loans	—	4,666,659	—

Common Stock and/or Other Equity Investments(b)

North America	69,182	—	—

Investment Company	784,052	—	—

Total	$853,234	$34,105,907	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$ —	$ 5	$—

Futures Contracts	6,783	—	—

Total	$ 6,783	$ 5	$—

136

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION HIGH YIELD FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)

Futures Contracts	$(14,798)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Emerging Markets Credit Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency contracts	$52		—	$—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	10,430	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(14,236	)(a)

Total		$10,482			$(14,236)

Emerging Markets Debt Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$6,123	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	2,351,010		Payable for unrealized loss on forward foreign currency contracts; Written options, at value	(2,465,736)

Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	767,962	(a)	Variation margin on swap contracts; Variation margin on futures contracts	(381,151	)(a)

Total		$3,125,095			$(2,846,887)

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

High Yield Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$2,875,396	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	58,008		—	—

Interest rate	Variation margin on futures contracts	214,021	(a)	Variation margin on futures contracts	(399,539	)(a)

Total		$3,147,425			$(399,539)

High Yield Floating Rate Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$602,838	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency contracts	29,650		—	—

Interest rate	Variation margin on futures contracts	8,942	(a)	Variation margin on futures contracts	(55,712	)(a)

Total		$641,430			$(55,712)

Investment Grade Credit Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$3,201,782	(a)	Variation margin on swap contracts	$(31,555	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	254		—	—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	3,012,741	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(664,727	)(a)

Total		$6,214,777			$(696,282)

Short Duration High Yield Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency contracts	$5		—	$—

Interest rate	Variation margin on futures contracts	6,783	(a)	Variation margin on futures contracts	(14,798	)(a)

Total		$6,788			$(14,798)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information section of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments.

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4. INVESTMENTS IN DERIVATIVES (continued)

These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Emerging Markets Credit Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) on forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ (82,357)	$ 28,345

Interest rate	Net realized gain (loss) on futures contracts and swap contracts/Net realized gain (loss) on futures contracts and swap contracts	6,861	(7,239)

Total		$ (75,496)	$ 21,106

Emerging Markets Debt Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) on swap contracts/Net change in unrealized gain (loss) on swap contracts	$ (54,663)	$ (9,589)

Currency	Net realized gain (loss) on forward foreign currency exchange contracts, purchased option and written option contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased option and written option contracts.	(633,383)	(316,828)

Interest rate	Net realized gain (loss) on futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	341,640	418,872

Total		$ (346,406)	$ 92,455

High Yield Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ 8,693,103	$2,037,915

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(5,844,674)	1,708,357

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	1,518,551	(809,627)

Total		$ 4,366,980	$2,936,645

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

High Yield Floating Rate Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ 4,657,854	$3,718,747

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(8,726,756)	3,382,294

Interest rate	Net realized gain (loss) from future contracts/Net change in unrealized gain (loss) on future contracts	18,543	(66,460)

Total		$(4,050,359)	$7,034,581

Investment Grade Credit Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ 1,519,441	$2,987,462

Currency	Net realized gain (loss) forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(234,273)	78,505

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	(2,827,037)	1,874,715

Total		$(1,541,869)	$4,940,682

Short Duration High Yield Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ (22,209)	$ 7,662

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(104,577)	17,804

Total		$(126,786)	$ 25,466

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended September 30, 2025, the relevant values for each derivative type were as follows:

		Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

Emerging Markets Credit Fund	23	$597,408	$789,112	—	—

Emerging Markets Debt Fund	473	391,324,315	151,680,727	128,437,171	153,513,060

High Yield Fund	1,077	68,880,701	252,712,667	—	—

High Yield Floating Rate Fund	525	68,626,268	166,808,333	—	—

Investment Grade Credit Fund	1,448	1,815,615	776,513,223	—	—

Short Duration High Yield Fund	84	169,156	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended September 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Emerging Markets Credit Fund	0.80%	0.80%	0.72%	0.68%	0.67%	0.80%	0.80%

Emerging Markets Debt Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.79

High Yield Fund	0.70	0.70	0.63	0.60	0.59	0.70	0.64**

High Yield Floating Rate Fund	0.60	0.54	0.51	0.50	0.49	0.57	0.57

Investment Grade Credit Fund	0.34	0.31	0.29	0.28	0.28	0.34	0.33

Short Duration High Yield Fund	0.55	0.50	0.47	0.46	0.45	0.55	0.55

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

**

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.64% as an annual percentage rate for the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2026.

Certain Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Underlying Funds in which each Fund invests. For the six months ended September 30, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Emerging Markets Credit Fund	$ 218

Emerging Markets Debt Fund	17,296

High Yield Fund	24,344

High Yield Floating Rate Fund	73,673

Investment Grade Credit Fund	19,998

Short Duration High Yield Fund	381

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund Name	Class A

Emerging Markets Credit Fund	$ 26

Emerging Markets Debt Fund	5

High Yield Fund	3,863

High Yield Floating Rate Fund	3

Investment Grade Credit Fund	172

Short Duration High Yield Fund	18

During the six months ended September 30, 2025, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares; and 0.03% of average daily net assets with respect to the Investment Grade Credit Fund’s Separate Account Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Credit Fund, 0.06% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Debt Fund, and 0.03% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Fund. This arrangement will remain in effect through at least July 29, 2026, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Floating Rate Fund. This arrangement will remain in effect through at least July 29, 2026, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Credit, Emerging Markets Debt, High

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Yield, High Yield Floating Rate, Investment Grade Credit and Short Duration High Yield Funds are 0.004%, 0.004%, 0.004%, 0.104%, 0.004% and 0.034%, respectively. These Other Expense limitations will remain in place through at least July 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Emerging Markets Credit Fund	$ 218	$1,988	$199,690	$201,896

Emerging Markets Debt Fund	17,296	26,070	401,501	444,867

High Yield Fund	617,612	14,910	375,493	1,008,015

High Yield Floating Rate Fund	73,673	5,634	—	79,307

Investment Grade Credit Fund	19,998	53	245,880	265,931

Short Duration High Yield Fund	381	5	208,651	209,037

G. Line of Credit Facility — As of September 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

In addition, the High Yield Floating Rate Fund also participated in a $200,000,000 committed, unsecured credit facility for the purpose of providing short-term, temporary working capital to the Fund (the “Credit Facility”). The Credit Facility is intended to enable the Fund to more efficiently manage various factors associated with the length of settlement of bank loan transactions and may also be used to satisfy redemption requests. The interest rate on borrowings is based on the federal funds rate as defined in the credit agreement and the Fund is required to pay a fee based on the amount of the commitment that has not been utilized. Under the Credit Facility, the Fund had no average outstanding balance nor weighted average annual interest rate for the six months ended September 30, 2025. As of September 30, 2025, there were no outstanding borrowings under the Credit Facility.

H. Other Transactions with Affiliates — For the six months ended September 30, 2025, Goldman Sachs earned $398, $10,957, $1,818, $834, $23,099 and $1,107, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Emerging Markets Credit, Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and Short Duration High Yield Funds, respectively.

As of September 30, 2025, the following Fund was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Growth and Income Portfolio	Goldman Sachs Growth Strategy Portfolio

Emerging Markets Debt Fund	5%	7%

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

As of September 30, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Class C	Class R6	Class R

Emerging Markets Credit Fund	—%	52%	—%

High Yield Floating Rate Fund	—	—	26

Short Duration High Yield Fund	12	13	—

The following table provides information about the Funds’ investments in the Government Money Market Fund as of and for the six months ended September 30, 2025:

Fund	Underlying Fund	Beginning Value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2025	Shares as of September 30, 2025	Dividend Income

Emerging Markets Credit Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$ 397,110	$ 3,644,990	$ (4,037,898)	$ 4,202	4,202	$ 5,828

Emerging Markets Debt Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	660,916	194,953,499	(164,448,584)	31,165,831	31,165,831	452,898

High Yield Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	40,819	825,912,296	(787,755,091)	38,198,024	38,198,024	592,978

High Yield Floating Rate Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	138,777,899	447,054,478	(428,820,019)	157,012,358	157,012,358	1,931,026

Investment Grade Credit Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	885,019	182,848,884	(159,320,648)	24,413,255	24,413,255	524,615

Short Duration High Yield Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	183,133	6,205,264	(5,604,345)	784,052	784,052	10,196

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Emerging Markets Credit Fund	$ 2,078,543	$ 4,455,851	$ 1,806,401	$ 6,402,386

Emerging Markets Debt Fund	—	158,092,973	—	73,150,368

High Yield Fund	—	607,747,769	—	323,153,517

High Yield Floating Rate Fund	—	505,268,861	—	541,756,697

Investment Grade Credit Fund	—	164,798,401	—	120,400,943

Short Duration High Yield Fund	—	6,355,232	—	15,774,568

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the High Yield and High Yield Floating Rate Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The High Yield and High Yield Floating Rate Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

7. SECURITIES LENDING (continued)

Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of September 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the High Yield and High Yield Floating Rate Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended September 30, 2025, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended September 30, 2025
			Amounts Payable to
	Earnings of GSAL	Amounts Received	Goldman Sachs
	Relating to	by the Fund	Upon Return of
	Securities	from Lending to	Securities Loaned as of
Fund	Loaned	Goldman Sachs	September 30, 2025

High Yield Fund	$54,828	$157,961	$15,474,423

High Yield Floating Rate Fund	10,550	8,662	902,827

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended September 30, 2025:

Fund	Beginning Value as of March 31, 2025	Purchases at cost	Proceeds from Sales	Ending Value as of September 30, 2025	Shares as of September 30, 2025

High Yield Fund	$67,561,907	$230,160,767	$(217,632,178)	$80,090,496	80,090,496

High Yield Floating Rate Fund	8,547,960	178,406,841	(181,353,762)	5,601,039	5,601,039

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Capital loss carryforwards:

Perpetual Short-Term	$(108,617,737)	$(101,655,927)	$(169,751,424)	$(192,015,692)	$(22,532,450)	$(32,358,392)

Perpetual Long-Term	(47,364,171)	(349,693,412)	(442,759,169)	(445,309,353)	(46,977,650)	(18,158,863)

Total capital loss carryforwards	(155,981,908)	(451,349,339)	(612,510,593)	(637,325,045)	(69,510,100)	(50,517,255)

Timing differences (Post October Capital Loss Deferral/Qualified Late Year Ordinary Loss Deferral/Dividends Payable/Straddles/ Defaulted Bonds)	$ (733)	$ (7,327,488)	$ (22,115,466)	$ (19,687,007)	$ (1,580,710)	$ (175,180)

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Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

8. TAX INFORMATION (continued)

As of September 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Tax Cost	$23,394,068	$504,106,628	$2,408,032,522	$1,974,998,428	$638,476,916	$36,581,481

Gross unrealized gain	1,418,877	26,623,142	71,330,123	21,055,665	15,880,911	1,742,395

Gross unrealized loss	(107,398)	(17,829,847)	(50,793,700)	(72,986,499)	(11,112,956)	(3,364,735)

Net unrealized gain (loss)	$1,311,479	$8,793,295	$20,536,423	$(51,930,834)	$4,767,955	$(1,622,340)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of partnership investments, swap transactions, market discount accretion and premium amortization, material modification of debt securities and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Funds, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

9. OTHER RISKS (continued)

impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals,

149

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

9. OTHER RISKS (continued)

accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

150

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

9. OTHER RISKS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, or governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Emerging Markets Credit Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

151

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Credit Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	22,878	$91,759	267,154	$1,073,553

Reinvestment of distributions	24,655	99,339	48,408	194,206

Shares redeemed	(95,255)	(384,599)	(172,325)	(691,402)

	(47,722)	(193,501)	143,237	576,357

Class C Shares

Shares sold	21,881	87,383	110,136	440,331

Reinvestment of distributions	12,604	50,667	25,636	102,583

Shares redeemed	(28,683)	(114,526)	(119,662)	(480,510)

	5,802	23,524	16,110	62,404

Institutional Shares

Shares sold	15,598	62,766	104,605	421,317

Reinvestment of distributions	18,923	75,945	46,256	184,529

Shares redeemed	(44,330)	(177,822)	(1,030,015)	(4,096,241)

	(9,809)	(39,111)	(879,154)	(3,490,395)

Investor Shares

Shares sold	84,220	338,170	849,640	3,389,055

Reinvestment of distributions	65,724	263,948	174,436	697,900

Shares redeemed	(660,541)	(2,676,604)	(1,739,375)	(6,959,944)

	(510,597)	(2,074,486)	(715,299)	(2,872,989)

Class R6 Shares

Shares sold	2	9	776,478	3,105,899

Reinvestment of distributions	175	701	2,266	9,031

Shares redeemed	(17)	(66)	(777,042)	(3,115,888)

	160	644	1,702	(958)

Class P Shares

Shares sold	174,891	705,070	145,318	574,964

Reinvestment of distributions	93,551	375,380	204,911	818,358

Shares redeemed	(145,488)	(581,972)	(944,347)	(3,768,604)

	122,954	498,478	(594,118)	(2,375,282)

NET DECREASE	(439,212)	$(1,784,452)	(2,027,522)	$(8,100,863)

152

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Debt Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,082,812	$10,450,555	2,069,953	$20,045,395

Reinvestment of distributions	29,451	288,638	71,215	687,139

Shares redeemed	(1,153,638)	(11,158,508)	(2,306,433)	(22,305,538)

	(41,375)	(419,315)	(165,265)	(1,573,004)

Class C Shares

Shares sold	—	—	27,353	266,492

Reinvestment of distributions	5,798	56,691	15,754	151,714

Shares redeemed	(60,515)	(589,231)	(180,968)	(1,745,110)

	(54,717)	(532,540)	(137,861)	(1,326,904)

Institutional Shares

Shares sold	2,059,917	19,924,401	4,434,465	42,797,094

Reinvestment of distributions	537,729	5,273,590	1,341,244	12,946,983

Shares redeemed	(2,956,755)	(28,642,476)	(13,621,733)	(131,072,941)

	(359,109)	(3,444,485)	(7,846,024)	(75,328,864)

Investor Shares

Shares sold	14,340,279	140,763,116	299,055	2,887,456

Reinvestment of distributions	168,299	1,685,826	62,771	605,537

Shares redeemed	(654,507)	(6,486,931)	(832,832)	(8,141,067)

	13,854,071	135,962,011	(471,006)	(4,648,074)

Class R6 Shares

Shares sold	525,185	5,033,175	4,455,068	43,082,327

Reinvestment of distributions	260,122	2,553,298	469,368	4,534,451

Shares redeemed	(1,968,912)	(18,515,308)	(1,241,164)	(11,933,448)

	(1,183,605)	(10,928,835)	3,683,272	35,683,330

Class P Shares

Shares sold	92,118	900,000	73,362	710,948

Reinvestment of distributions	109,114	1,070,036	218,206	2,105,402

Shares redeemed	(39,833)	(386,438)	(163,595)	(1,591,722)

	161,399	1,583,598	127,973	1,224,628

NET INCREASE (DECREASE)	12,376,664	$122,220,434	(4,808,911)	$(45,968,888)

153

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	11,241,856	$63,484,289	8,956,316	$50,425,429

Reinvestment of distributions	431,750	2,438,635	878,567	4,932,393

Shares redeemed	(12,839,660)	(72,446,991)	(10,078,202)	(56,748,848)

	(1,166,054)	(6,524,067)	(243,319)	(1,391,026)

Class C Shares

Shares sold	63,039	357,513	255,956	1,444,641

Reinvestment of distributions	19,468	109,955	40,143	225,630

Shares redeemed	(149,857)	(849,049)	(282,687)	(1,587,460)

	(67,350)	(381,581)	13,412	82,811

Institutional Shares

Shares sold	4,732,294	26,438,393	5,221,157	29,358,130

Reinvestment of distributions	708,113	4,007,577	1,551,871	8,728,425

Shares redeemed	(4,689,290)	(26,519,275)	(16,676,703)	(93,651,952)

	751,117	3,926,695	(9,903,675)	(55,565,397)

Service Shares

Shares sold	37,474	211,775	79,403	445,837

Reinvestment of distributions	11,899	67,190	43,203	242,468

Shares redeemed	(55,839)	(314,486)	(499,358)	(2,810,377)

	(6,466)	(35,521)	(376,752)	(2,122,072)

Investor Shares

Shares sold	77,726	438,463	293,489	1,651,315

Reinvestment of distributions	41,026	232,180	83,476	469,458

Shares redeemed	(92,640)	(520,598)	(442,211)	(2,485,014)

	26,112	150,045	(65,246)	(364,241)

Class R6 Shares

Shares sold	158,343	900,149	4,005,655	22,698,446

Reinvestment of distributions	205,713	1,166,515	457,233	2,578,354

Shares redeemed	(1,061,624)	(5,902,031)	(3,944,703)	(22,132,023)

	(697,568)	(3,835,367)	518,185	3,144,777

Class R Shares

Shares sold	42,689	238,821	226,071	1,267,164

Reinvestment of distributions	22,597	127,413	48,180	270,253

Shares redeemed	(112,005)	(627,118)	(310,644)	(1,738,091)

	(46,719)	(260,884)	(36,393)	(200,674)

Class P Shares

Shares sold	83,227,543	473,368,762	60,939,133	342,845,134

Reinvestment of distributions	10,620,530	60,135,006	19,863,381	111,825,406

Shares redeemed	(40,326,100)	(223,813,379)	(54,650,472)	(306,952,665)

	53,521,973	309,690,389	26,152,042	147,717,875

NET INCREASE	52,315,045	$302,729,709	16,058,254	$91,302,053

154

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Floating Rate Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	33,933	$295,200	554,628	$4,914,564

Reinvestment of distributions	18,434	160,080	52,334	463,105

Shares redeemed	(97,682)	(847,138)	(750,834)	(6,628,856)

	(45,315)	(391,858)	(143,872)	(1,251,187)

Class C Shares

Shares sold	33,331	289,547	128,434	1,139,955

Reinvestment of distributions	5,933	51,571	10,898	96,398

Shares redeemed	(32,421)	(282,117)	(56,773)	(501,219)

	6,843	59,001	82,559	735,134

Institutional Shares

Shares sold	8,131,601	70,187,038	1,422,434	12,604,210

Reinvestment of distributions	324,741	2,824,865	1,065,721	9,438,987

Shares redeemed	(7,112,228)	(61,092,700)	(13,047,960)	(115,477,538)

	1,344,114	11,919,203	(10,559,805)	(93,434,341)

Investor Shares

Shares sold	273,115	2,353,529	996,555	8,849,980

Reinvestment of distributions	65,771	573,051	165,644	1,469,807

Shares redeemed	(865,501)	(7,449,634)	(1,065,619)	(9,470,015)

	(526,615)	(4,523,054)	96,580	849,772

Class R6 Shares

Shares sold	987	8,586	1,543,288	13,659,643

Reinvestment of distributions	109,541	952,657	216,780	1,919,827

Shares redeemed	(459,530)	(3,947,529)	(1,474,717)	(13,000,001)

	(349,002)	(2,986,286)	285,351	2,579,469

Class R Shares

Shares sold	319	2,769	1,073	9,542

Reinvestment of distributions	250	2,176	2,347	20,764

Shares redeemed	(27,207)	(235,633)	(1,226)	(10,898)

	(26,638)	(230,688)	2,194	19,408

Class P Shares

Shares sold	20,365,115	177,204,586	32,301,232	286,582,159

Reinvestment of distributions	6,823,371	59,393,425	15,305,349	135,688,535

Shares redeemed	(30,978,274)	(267,745,678)	(48,210,924)	(427,474,699)

	(3,789,788)	(31,147,667)	(604,343)	(5,204,005)

NET DECREASE	(3,386,401)	$(27,301,349)	(10,841,336)	$(95,705,750)

155

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Investment Grade Credit Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	65,652	$523,321	173,487	$1,389,905

Reinvestment of distributions	18,333	147,906	36,036	289,009

Shares redeemed	(89,105)	(714,580)	(193,397)	(1,544,300)

	(5,120)	(43,353)	16,126	134,614

Institutional Shares

Shares sold	1,586,506	12,731,356	6,221,826	49,999,883

Reinvestment of distributions	310,112	2,501,835	498,488	4,000,304

Shares redeemed	(2,071,599)	(16,556,880)	(2,951,718)	(23,625,734)

	(174,981)	(1,323,689)	3,768,596	30,374,453

Separate Account Institutional Shares

Shares sold	217,327	1,739,584	440,822	3,512,109

Reinvestment of distributions	208,762	1,684,731	481,423	3,861,466

Shares redeemed	(989,147)	(7,962,018)	(2,621,647)	(20,995,572)

	(563,058)	(4,537,703)	(1,699,402)	(13,621,997)

Investor Shares

Shares sold	839,864	6,761,910	418,479	3,333,419

Reinvestment of distributions	19,535	157,726	52,589	421,523

Shares redeemed	(675,743)	(5,430,550)	(1,035,138)	(8,231,440)

	183,656	1,489,086	(564,070)	(4,476,498)

Class R6 Shares

Shares sold	84,751	677,181	177,111	1,418,467

Reinvestment of distributions	449,661	3,630,886	891,699	7,145,331

Shares redeemed	(74,072)	(595,086)	(9,464,531)	(73,799,473)

	460,340	3,712,981	(8,395,721)	(65,235,675)

Class P Shares

Shares sold	4,832,068	38,722,618	7,684,303	61,443,554

Reinvestment of distributions	922,315	7,440,652	1,607,028	12,883,086

Shares redeemed	(2,357,875)	(18,979,301)	(6,690,362)	(54,072,093)

	3,396,508	27,183,969	2,600,969	20,254,547

NET INCREASE (DECREASE)	3,297,345	$26,481,291	(4,273,502)	$(32,570,556)

156

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration High Yield Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,538	$20,238	5,383	$42,629

Reinvestment of distributions	2,426	19,366	4,898	38,965

Shares redeemed	(2,864)	(22,787)	(6,966)	(55,718)

	2,100	16,817	3,315	25,876

Class C Shares

Shares sold	—	—	24,720	195,044

Reinvestment of distributions	758	6,042	1,511	12,026

Shares redeemed	(1,734)	(13,806)	(5,469)	(43,247)

	(976)	(7,764)	20,762	163,823

Institutional Shares

Shares sold	9,919	78,445	131,750	1,045,622

Reinvestment of distributions	32,358	257,892	73,994	587,829

Shares redeemed	(110,017)	(872,005)	(260,004)	(2,062,796)

	(67,740)	(535,668)	(54,260)	(429,345)

Investor Shares

Shares sold	1,366	10,939	17,035	135,349

Reinvestment of distributions	588	4,688	2,260	17,973

Shares redeemed	(1,688)	(13,480)	(37,311)	(296,565)

	266	2,147	(18,016)	(143,243)

Class R6 Shares

Shares sold	9,148	72,449	1,408	11,098

Reinvestment of distributions	295	2,358	28,043	222,421

Shares redeemed	(348,017)	(2,718,013)	(703,551)	(5,502,120)

	(338,574)	(2,643,206)	(674,100)	(5,268,601)

Class P Shares

Shares sold	150,106	1,182,116	918,352	7,298,376

Reinvestment of distributions	107,228	853,474	255,063	2,024,175

Shares redeemed	(943,468)	(7,424,503)	(1,063,491)	(8,435,630)

	(686,134)	(5,388,913)	109,924	886,921

NET DECREASE	(1,091,058)	$(8,556,587)	(612,375)	$(4,764,569)

157

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

(a)

The Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Emerging Markets Credit Fund, and Goldman Sachs Short Duration High Yield Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Emerging Markets Debt Fund and High Yield Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Emerging Markets Debt Fund and High Yield Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Emerging Markets Debt Fund’s Institutional Shares had placed in the third quartile for the one-, five-, and ten-year periods and in the fourth quartile for the three-year period, and had outperformed the Fund’s benchmark index for the one- and five-year periods and underperformed for the three- and ten-year periods ended March 31, 2025. They observed that the Emerging Markets Debt Fund had experienced certain portfolio management changes in 2023. The Trustees considered that the High Yield Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one- and five-year periods and in the fourth quartile for the three- and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They noted that the High Yield Fund had experienced certain portfolio management changes in 2023 and early 2025. The Trustees observed that the High Yield Floating Rate Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods, in the third quartile for the three-year period, and in the fourth quartile for the one-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They considered that the High Yield Floating Rate Fund had experienced certain portfolio management changes in 2023 and early 2025. The Trustees noted that the Investment Grade Credit Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten year-periods ended March 31, 2025. They observed that the Investment Grade Credit Fund had experienced certain portfolio management changes in 2023. The Trustees considered that the Emerging Markets Credit Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods, in the third quartile for the five-year period, and in the fourth quartile for the ten-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They also noted that in October 2023, the Emerging Markets Credit Fund had been repositioned from the Goldman Sachs Local Emerging Markets Debt Fund, which involved changes to the Fund’s name, investment objective, principal investment strategy, and benchmark index. The Trustees further observed that the Emerging Markets Credit Fund had experienced certain portfolio management changes in 2023. The Trustees noted that the Short Duration High Yield Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the three-year period and in the fourth quartile for the one-, five-, and ten-year periods ended December 31, 2024, and had underperformed for the one-, three-, five-, and ten-year periods ended March 31, 2025. They also noted that in April 2024, the Short Duration High Yield Fund had been repositioned from the Goldman Sachs Long Short Credit Strategies Fund, which involved changes to the Fund’s name, investment objective, investment strategy, and benchmark index. The Trustees observed that the Short Duration High Yield Fund had experienced certain portfolio management changes in early 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the High Yield Floating Rate Fund that would have the effect of decreasing expenses of Class A, Class C,

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investor, and Class R Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Emerging Markets Credit Fund	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund	Investment Grade Credit Fund	Short Duration High Yield Fund

First $1 billion	—	—	—	0.60%	0.34%	0.55%

Next $1 billion	—	—	—	0.54	0.31	0.50

First $2 billion	0.80%	0.80%	0.70%	—	—	—

Next $3 billion	0.72	0.72	0.63	0.51	0.29	0.47

Next $3 billion	0.68	0.68	0.60	0.50	0.28	0.46

Over $8 billion	0.67	0.67	0.59	0.49	0.28	0.45

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to waive a portion of its management fee for the High Yield Fund and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the High Yield Fund, High Yield Floating Rate Fund, Emerging Markets Debt Fund, and Emerging Markets Credit Fund’s Class A, Class C, Investor and Class R Shares, as applicable. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the High Yield Floating Rate Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the High Yield Fund and High Yield Floating Rate Fund (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the High Yield Fund and High Yield Floating Rate Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Principal Dwight L. Bush Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	December 3, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	December 3, 2025